UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020—October 31, 2021

Item 1: Reports to Shareholders

Annual Report   |   October 31, 2021
Vanguard Municipal Money Market Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended October 31, 2021
Municipal Money Market Fund	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,000.10	$0.30
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.90	0.31
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.06%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
2

Municipal Money Market Fund
Fund Allocation (% of investments)
As of October 31, 2021
New York	14.0%
Texas	12.6
Multiple States	10.1
Pennsylvania	6.2
Illinois	4.8
California	4.0
Michigan	3.4
Ohio	3.4
Florida	3.1
Georgia	3.0
Colorado	2.9
Tennessee	2.6
Missouri	2.5
Connecticut	2.3
District of Columbia	1.9
Wisconsin	1.8
Washington	1.8
North Carolina	1.7
Virginia	1.4
Nevada	1.2
New Jersey	1.2
West Virginia	1.2
Nebraska	1.1
Indiana	1.1
South Carolina	1.0
Oregon	1.0
Other	8.7
3

Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (94.7%)
Alabama (0.3%)
[1,2]	Homewood AL Educational Building Authority College & University Revenue TOB VRDO	0.100%	11/4/21	5,225	5,225
[1,2,3]	Huntsville AL Health Care Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/5/21	6,135	6,135
[1,2]	Infirmary Health System Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	11/5/21	9,455	9,455
[1,2]	Mobile Downtown Redevelopment Authority Industrial Revenue VRDO	0.070%	11/4/21	7,295	7,295
[1,2]	UAB Medicine Finance Authority AL Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	12,485	12,485
					40,595
Alaska (0.6%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project) VRDO	0.060%	11/5/21	5,075	5,075
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	43,420	43,420
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	11/5/21	17,235	17,235
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	11/5/21	33,455	33,455
					99,185
Arizona (0.6%)
	Arizona State University College & University Revenue VRDO	0.060%	11/5/21	17,970	17,970
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	5,730	5,730
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	1,665	1,665
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	20,420	20,420
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	21,270	21,270
[1,2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	2,560	2,560
[1,2]	Phoenix AZ Civic Improvement Corp. Airport Port, Airport & Marina Revenue TOB VRDO	0.080%	11/4/21	9,415	9,415
[1,2]	Salt River Project Arizona Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	0.080%	11/4/21	5,650	5,650
4

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Tempe AZ Union High School District No. 213 GO TOB VRDO	0.100%	11/4/21	6,840	6,840
					91,520
California (3.8%)
[1,2]	Bay Area CA Toll Authority Toll Bridge Highway Revenue TOB VRDO	0.070%	11/5/21	3,000	3,000
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.020%	11/5/21	11,155	11,155
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.030%	11/5/21	6,600	6,600
[1,2]	BlackRock MuniYield California Fund Inc. VRDO VRDP	0.120%	11/4/21	58,300	58,300
	California GO	0.060%	11/8/21	17,980	17,980
[1,2]	California GO TOB VRDO	0.070%	11/4/21	6,000	6,000
[2]	California GO VRDO	0.010%	11/1/21	4,415	4,415
[2]	California GO VRDO	0.050%	11/3/21	28,525	28,525
[2]	California GO VRDO	0.030%	11/5/21	63,610	63,610
[1,2]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.070%	11/5/21	10,000	10,000
[1]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	0.200%	2/1/22	38,960	38,960
	Eastern Municipal Water District Water Revenue VRDO	0.020%	11/1/21	16,420	16,420
[2]	Irvine CA VRDO	0.020%	11/1/21	7,200	7,200
[1,2]	Long Beach Unified School District GO TOB VRDO	0.070%	11/4/21	10,000	10,000
[1,2]	Los Angeles CA Department of Water & Power Electric Power & Light Revenue TOB VRDO	0.080%	11/5/21	3,400	3,400
	Los Angeles CA General Fund Revenue TRAN	4.000%	6/23/22	40,000	40,993
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.110%	11/5/21	2,365	2,365
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.120%	11/4/21	20,000	20,000
[2]	Orange County Water District COP VRDO	0.040%	11/5/21	8,900	8,900
[1,2]	Palmdale California Elementary School Valorem Property Tax District GO TOB VRDO	0.080%	11/4/21	7,125	7,125
[1,2]	Regents of the University of California College & University Revenue TOB VRDO	0.080%	11/4/21	8,550	8,550
[2]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.050%	11/4/21	16,800	16,800
[2]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.030%	11/5/21	40,760	40,760
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	0.060%	11/5/21	5,000	5,000
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.040%	11/4/21	37,675	37,675
	San Francisco California City Wastewater Revenue	0.080%	11/4/21	6,880	6,880
[2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.060%	11/5/21	13,850	13,850
[2]	San Francisco City & County Finance Corp. Lease (Abatement) Revenue VRDO	0.040%	11/4/21	7,520	7,520
[1,2]	Sangar CA Unified School District GO TOB VRDO	0.080%	11/5/21	3,175	3,175
[2]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	0.040%	11/5/21	36,605	36,605
[1,2]	Santa Monica Community College District Ad Valorem Property Tax GO TOB VRDO	0.070%	11/5/21	8,000	8,000
[2]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.010%	11/1/21	13,800	13,800
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	11/5/21	10,000	10,000
5

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue VRDO	0.010%	11/1/21	6,500	6,500
	University of California College & University Revenue VRDO	0.020%	11/1/21	2,800	2,800
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.020%	11/1/21	1,800	1,800
[1,2]	West Valley-Mission CA Community College District GO TOB VRDO	0.080%	11/5/21	8,300	8,300
					592,963
Colorado (2.8%)
[1,2]	Adams County CO COP TOB VRDO	0.100%	11/4/21	6,825	6,825
[1,2]	Adams County CO School District GO TOB VRDO	0.080%	11/4/21	5,785	5,785
[1,2]	Boulder Larimer & Weld Counties CO St. Vrain Valley School District GO TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	6,775	6,775
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	7,175	7,175
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	12,690	12,690
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	39,540	39,540
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	12,890	12,890
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/5/21	3,015	3,015
[1,2]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	5,555	5,555
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/3/21	2,120	2,120
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/5/21	14,865	14,865
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/5/21	10,495	10,495
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/5/21	2,825	2,825
[2]	Colorado Housing and Finance Authority Local or Guranteed Housing Revenue VRDO	0.090%	11/4/21	7,900	7,900
[1,2]	Colorado Springs CO Utilities System Multiple Utility Revenue TOB VRDO	0.100%	11/4/21	9,810	9,810
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.050%	11/4/21	4,075	4,075
[1,2]	Denver CO Airport System Port, Airport & Marina Revenue TOB VRDO	0.120%	11/5/21	4,380	4,380
[1,2]	Denver CO Airport System Port, Airport & Marina Revenue TOB VRDO	0.120%	11/5/21	1,840	1,840
[1,2]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	0.120%	11/5/21	7,945	7,945
[1,2]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	0.120%	11/5/21	5,815	5,815
[1,2]	Denver CO City & County COP TOB VRDO	0.140%	11/5/21	3,615	3,615
[1,2]	Denver CO Wastewater Management Division Department of Public Works Sewer Revenue TOB VRDO	0.050%	11/1/21	36,015	36,015
[1,2]	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	11/4/21	144,470	144,470
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	45,915	45,915
6

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	19,650	19,650
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/5/21	8,650	8,650
					435,635
Connecticut (2.2%)
[1,2]	Connecticut GO TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	Connecticut GO TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	Connecticut Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	8,000	8,000
	Connecticut Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	9,765	9,765
[1,2]	Connecticut Housing Finance Authority Housing Mortgage Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	5,750	5,750
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	11/4/21	28,235	28,235
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	11/4/21	41,790	41,790
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	11/4/21	19,000	19,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	10,900	10,900
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	8,380	8,380
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.070%	11/4/21	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.070%	11/4/21	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.070%	11/4/21	13,310	13,310
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	11/5/21	4,295	4,295
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/5/21	19,000	19,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/5/21	5,000	5,000
[1,2,4]	Connecticut Special Tax Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.180%	0.230%	4/1/22	8,000	8,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	50,160	50,160
					341,585
Delaware (0.4%)
[1,2]	FHLMC Multifamily Housing Revenue TOB VRDO	0.060%	11/4/21	58,540	58,540
	New Castle County DE Port, Airport & Marina Revenue (FlightSafety International Inc. Project) VRDO	0.080%	11/4/21	10,500	10,500
					69,040
District of Columbia (1.8%)
[2]	District of Columbia College & University Revenue VRDO	0.050%	11/4/21	4,495	4,495
[1,2]	District of Columbia GO TOB VRDO	0.050%	11/1/21	8,360	8,360
[1,2]	District of Columbia GO TOB VRDO	0.080%	11/4/21	40,500	40,500
[1,2]	District of Columbia GO TOB VRDO	0.080%	11/4/21	7,500	7,500
[1,2]	District of Columbia GO TOB VRDO	0.100%	11/4/21	4,000	4,000
[1,2,5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	6,845	6,845
[2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	40,595	40,595
7

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	District of Columbia Miscellaneous Revenue VRDO	0.050%	11/4/21	32,730	32,730
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.050%	11/1/21	9,650	9,650
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.080%	11/4/21	29,310	29,310
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.070%	11/5/21	3,075	3,075
[1,2,3]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.080%	11/5/21	5,130	5,130
	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.050%	11/4/21	10,000	10,000
[1,2,3]	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.070%	11/5/21	6,190	6,190
[2]	Metropolitan Washington Airports Authority Airport Port, Airport & Marina Revenue VRDO	0.080%	11/4/21	1,400	1,400
[1,2]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.100%	11/4/21	46,930	46,930
[1,2]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.100%	11/5/21	20,700	20,700
[1,2]	Washington Metropolitan Area Transit Authority Transit Revenue TOB VRDO	0.080%	11/5/21	7,500	7,500
					284,910
Florida (2.9%)
[1,2]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	0.100%	11/4/21	2,815	2,815
[1,2]	Broward County FL Port Facilities Port, Airport & Marina Revenue TOB VRDO	0.110%	11/4/21	7,500	7,500
[1,2,4]	Broward County FL Port Facilities Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.300%	3/1/22	7,000	7,000
[1,2,3]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/5/21	13,930	13,930
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/5/21	3,205	3,205
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.040%	11/1/21	3,055	3,055
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.050%	11/1/21	10,845	10,845
[1,2]	Florida Department of Transportation GO TOB VRDO	0.080%	11/4/21	21,705	21,705
[1,2]	Florida Department of Transportation GO TOB VRDO	0.100%	11/4/21	4,075	4,075
[1,2]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	3,020	3,020
[1,2]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	2,830	2,830
[1,2]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	4,030	4,030
[1,2]	Florida Turnpike Authority Highway Revenue TOB VRDO	0.050%	11/1/21	29,645	29,645
[1,2]	Fort Lauderdale FL Parks & Recreation Project GO TOB VRDO	0.080%	11/4/21	8,600	8,600
[2]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.030%	11/1/21	1,540	1,540
[1,2,4]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.300%	4/1/22	10,000	10,000
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.090%	11/4/21	3,330	3,330
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.090%	11/4/21	11,400	11,400
8

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.090%	11/4/21	6,470	6,470
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.130%	11/4/21	7,040	7,040
[1,2]	Greater Orlando FL Aviation Authority Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.090%	11/4/21	6,595	6,595
[2]	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/4/21	1,900	1,900
[1,2]	Hillsborough County FL Aviation Authority Port, Airport & Marina Revenue TOB VRDO	0.090%	11/4/21	10,000	10,000
[1,2,4]	Hillsborough FL Solid Waste & Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.250%	3/1/22	5,000	5,000
[1,2]	Lee Memorial Health System Florida Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/5/21	5,250	5,250
[1,2]	Miami Beach FL Resort Tax Miscellaneous Taxes Revenue TOB VRDO	0.100%	11/4/21	26,160	26,160
[1,2]	Miami Beach FL Resort Tax Miscellaneous Taxes Revenue TOB VRDO	0.120%	11/4/21	11,250	11,250
[1,2]	Miami Beach FL Resort Tax Sewer Revenue TOB VRDO	0.080%	11/4/21	6,665	6,665
[1,2]	Miami Beach FL Water & Sewer Water Revenue TOB VRDO	0.080%	11/5/21	3,640	3,640
[1,2]	Miami-County FL Transit Sales Surtax Sales Tax Revenue TOB VRDO	0.080%	11/4/21	8,250	8,250
[1,2]	Miami-County FL Transit Sales Surtax Sales Tax Revenue TOB VRDO	0.100%	11/4/21	7,600	7,600
[1,2]	Miami-Dade County FL Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	11/4/21	4,000	4,000
[1,2]	Miami-Dade County FL Public Health Trust GO TOB VRDO	0.120%	11/4/21	7,000	7,000
[2]	Miami-Dade County FL Recreational Revenue VRDO	0.050%	11/4/21	80,815	80,815
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	0.080%	11/4/21	6,810	6,810
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	0.090%	11/5/21	4,000	4,000
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	0.090%	11/5/21	2,500	2,500
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.080%	11/5/21	3,260	3,260
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.090%	11/5/21	2,000	2,000
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.090%	11/5/21	3,480	3,480
[1,2]	Orange County FL Sales Tax Revenue TOB VRDO	0.080%	11/4/21	10,230	10,230
[1,2]	Orange County FL Tourist Development Miscellaneous Taxes Revenue TOB VRDO	0.080%	11/4/21	16,665	16,665
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.040%	11/3/21	10,325	10,325
	Orlando Utilities Commission Multiple Utility Revenue VRDO	0.040%	11/3/21	5,940	5,940
[2]	Palm Beach County FL Industrial Revenue VRDO	0.100%	11/4/21	4,300	4,300
[1,2]	Reedy Creek FL Improvement District GO TOB VRDO	0.080%	11/4/21	7,600	7,600
[2]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	5,970	5,970
[1,2,6]	Tampa Bay FL Water Utility System Water Revenue TOB VRDO	0.080%	11/4/21	10,080	10,080
[1,2]	Tampa FL Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	4,800	4,800
9

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Tampa FL Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.350%	5/27/22	13,500	13,500
					457,620
Georgia (2.9%)
[1,2]	Atlanta GA GO TOB VRDO	0.080%	11/4/21	10,000	10,000
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.080%	11/4/21	6,670	6,670
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.080%	11/5/21	63,520	63,520
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	2,460	2,460
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/5/21	18,755	18,755
[1,2]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	0.100%	11/4/21	12,335	12,335
[1,2]	Burke County GA Development Authority Pollution Control Revenue TOB VRDO	0.100%	11/4/21	32,000	32,000
[1,2]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/4/21	18,805	18,805
[1,2]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	12,765	12,765
[1,2]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	4,325	4,325
[1,2,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	0.080%	11/4/21	4,800	4,800
[1,2,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	0.100%	11/4/21	11,990	11,990
[2]	DeKalb County Housing Authority Miscellaneous Revenue VRDO	0.070%	11/5/21	13,895	13,895
[2]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/3/21	45,900	45,900
	Fulton County GA Ad Valorem Property Tax Revenue	1.250%	12/31/21	78,885	79,037
[1,2]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	5,065	5,065
[1,2]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.100%	11/4/21	3,050	3,050
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	0.060%	11/3/21	71,040	71,040
[1,2]	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue TOB VRDO	0.050%	11/1/21	35,925	35,925
					452,337
Hawaii (0.4%)
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	5/27/22	16,765	16,765
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	5/27/22	32,115	32,115
[1,2]	Honolulu HI City & County GO TOB VRDO	0.050%	11/1/21	4,025	4,025
[1,2]	Honolulu HI City & County GO TOB VRDO	0.080%	11/4/21	7,350	7,350
					60,255
Idaho (0.0%)
[1,2]	Idaho Building Authority Lease Renewal Revenue TOB VRDO	0.090%	11/4/21	4,310	4,310
10

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois (4.6%)
[2]	Channahon IL Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	5,980	5,980
[1,2]	Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.090%	11/4/21	12,000	12,000
[1,2,7]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.090%	11/4/21	13,780	13,780
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.080%	11/5/21	25,130	25,130
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.130%	11/5/21	4,695	4,695
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue VRDO	0.080%	11/4/21	52,285	52,285
[2]	Illinois Development Finance Authority College & University Revenue VRDO	0.050%	11/4/21	7,300	7,300
	Illinois Educational Facilities Authority	0.100%	1/3/22	14,500	14,500
[1,2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.080%	11/4/21	5,850	5,850
	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.050%	11/5/21	17,000	17,000
[2]	Illinois Finance Authority College & University Revenue (Evangelical Project) VRDO	0.060%	11/4/21	7,185	7,185
[1,2]	Illinois Finance Authority College & University Revenue TOB VRDO	0.080%	11/4/21	6,665	6,665
	Illinois Finance Authority College & University Revenue VRDO	0.040%	11/3/21	63,960	63,960
	Illinois Finance Authority College & University Revenue VRDO	0.050%	11/4/21	10,656	10,656
[2]	Illinois Finance Authority College & University Revenue VRDO	0.050%	11/4/21	20,720	20,720
[2]	Illinois Finance Authority College & University Revenue VRDO	0.090%	11/4/21	10,000	10,000
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.350%	5/27/22	6,450	6,450
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	10,000	10,000
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	58,415	58,415
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	9,000	9,000
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	11,760	11,760
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	12,185	12,185
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	2,200	2,200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	26,595	26,595
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	46,015	46,015
[1,2]	Illinois Finance Authority Lease Revenue TOB VRDO	0.080%	11/4/21	7,805	7,805
[2]	Illinois Finance Authority Miscellaneous Revenue VRDO	0.070%	11/5/21	21,675	21,675
[2]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	0.050%	11/3/21	9,800	9,800
[2]	Illinois Finance Authority Recreational Revenue VRDO	0.060%	11/3/21	17,650	17,650
[2]	Illinois Finance Authority Recreational Revenue VRDO	0.050%	11/4/21	43,015	43,015
11

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	30,000	30,000
[2]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	40,000	40,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	16,085	16,085
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.070%	11/4/21	9,850	9,850
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/5/21	11,485	11,485
[1,2]	Illinois Toll Highway Authority Highway Revenue TOB VRDO	0.110%	11/4/21	3,100	3,100
[1,2]	Northwestern Memorial Healthcare Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	15,000	15,000
[2]	Quad Cities Regional Economic Development Authority College & University Revenue VRDO	0.070%	11/4/21	8,400	8,400
[1,2]	Will County IL GO TOB VRDO	0.070%	11/4/21	20,280	20,280
					714,471
Indiana (1.0%)
[1,2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	12,000	12,000
[1,2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	2,500	2,500
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	1,050	1,050
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	8,820	8,820
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	11/4/21	12,315	12,315
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	42,785	42,785
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/5/21	27,915	27,915
	Indiana Finance Authority Lease Revenue VRDO	0.050%	11/4/21	19,815	19,815
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	8,225	8,225
[1,2]	Indianapolis IN Local Public Improvement Bond Bank Income Tax Revenue TOB VRDO	0.140%	11/5/21	7,000	7,000
[1,2]	Indianapolis IN Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.080%	11/4/21	15,000	15,000
					157,425
Iowa (0.5%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	19,805	19,805
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.040%	11/4/21	18,065	18,065
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.050%	11/4/21	6,000	6,000
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.050%	11/4/21	7,500	7,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	20,000	20,000
					71,370
12

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas (0.3%)
[1,2]	Kansas Department of Transportation Highway Fuel Sales Tax Revenue TOB VRDO	0.100%	11/4/21	8,000	8,000
[1,2]	Kansas Development Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	940	940
[1,2]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	11/4/21	7,935	7,935
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.080%	11/4/21	7,500	7,500
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.080%	11/4/21	10,100	10,100
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.160%	11/4/21	12,400	12,400
					46,875
Kentucky (0.2%)
[1,2]	Kentucky Infrastructure Authority Wastewater & Drinking Water Miscellaneous Revenue TOB VRDO	0.080%	11/4/21	6,945	6,945
[1,2]	Kentucky Infrastructure Authority Wastewater & Drinking Water Revenue TOB VRDO	0.080%	11/4/21	7,190	7,190
[1,2,4]	Kentucky Property & Building Commission Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.250%	11/1/21	6,000	6,000
[2]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	7,910	7,910
[1,2,3]	University of Louisville College & University Revenue TOB VRDO	0.090%	11/4/21	2,800	2,800
					30,845
Louisiana (0.3%)
[1,2]	Louisiana Gasoline & Fuel Tax Fuel Sales Tax Revenue TOB VRDO	0.080%	11/4/21	8,250	8,250
[1,2]	Louisiana GO TOB VRDO	0.080%	11/4/21	18,335	18,335
[1,2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	7,110	7,110
[2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/5/21	2,300	2,300
[1,2,3]	Louisiana State Public Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	6,000	6,000
[1,2]	New Orleans LA Sewage Service Sewer Revenue TOB VRDO	0.090%	11/4/21	4,000	4,000
					45,995
Maine (0.3%)
[1,2]	Maine Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	7,500	7,500
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	0.080%	11/4/21	9,925	9,925
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	0.080%	11/4/21	28,000	28,000
					45,425
Maryland (0.7%)
	Baltimore County MD BAN GO	4.000%	3/23/22	12,630	12,819
[1,2]	Baltimore County MD Sewer Revenue TOB VRDO	0.080%	11/5/21	1,000	1,000
[1,2]	Baltimore MD Project Sewer Revenue TOB VRDO	0.080%	11/4/21	5,080	5,080
[1,2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	7,030	7,030
[1,2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	0.100%	11/4/21	5,710	5,710
13

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/5/21	3,470	3,470
[2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue VRDO	0.070%	11/5/21	9,735	9,735
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/4/21	7,390	7,390
[2]	Maryland State Transportation Authority Port, Airport & Marina Revenue VRDO	0.080%	11/4/21	38,640	38,640
[1,2]	University of Maryland Auxiliary Facility & Tuition College & University Revenue TOB VRDO	0.050%	11/1/21	6,580	6,580
[1,2]	University of North Dakota Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	4,350	4,350
					101,804
Massachusetts (0.8%)
[1,2]	Commonwealth of Massachusetts GO TOB VRDO	0.080%	11/4/21	20,000	20,000
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.040%	11/5/21	8,505	8,505
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	7,430	7,430
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/4/21	4,000	4,000
[1,2]	Massachusetts GO TOB VRDO	0.080%	11/4/21	15,000	15,000
[1,2]	Massachusetts GO TOB VRDO	0.080%	11/4/21	10,000	10,000
[1,2]	Massachusetts GO TOB VRDO	0.090%	11/4/21	3,750	3,750
[1,2]	Massachusetts GO TOB VRDO	0.090%	11/4/21	3,335	3,335
[1,2]	Massachusetts GO TOB VRDO	0.070%	11/5/21	3,515	3,515
[1,2]	Massachusetts GO TOB VRDO	0.080%	11/5/21	18,000	18,000
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.060%	11/5/21	740	740
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	5,800	5,800
[1,2]	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.090%	11/4/21	4,600	4,600
[1,2]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	0.070%	11/4/21	8,000	8,000
	Worcester MA Ad Valorem Property Tax GO	2.000%	2/1/22	16,211	16,285
					128,960
Michigan (3.2%)
[1,2,8]	Clarkston MI Community Schools GO TOB VRDO	0.080%	11/4/21	5,000	5,000
[2]	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/1/21	7,300	7,300
[4]	Kent Hospital Finance Authority Michigan Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.300%	5/27/22	40,255	40,255
[1,2]	Michigan Building Authority Lease (Appropriation) Revenue TOB VRDO	0.080%	11/4/21	8,500	8,500
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	42,545	42,545
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	3,780	3,780
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	3,000	3,000
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	8,215	8,215
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	29,820	29,820
14

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	40,120	40,120
[1,2]	Michigan Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	Michigan State Building Authority Lease (Appropriation) Revenue TOB VRDO	0.080%	11/4/21	6,670	6,670
	Michigan State Building Authority Revenue	0.110%	1/20/22	36,400	36,400
[1,2]	Michigan State Finance Authority Lease Revenue TOB VRDO	0.100%	11/4/21	4,000	4,000
[1,2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	7,500	7,500
[1,2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	375	375
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.070%	11/3/21	53,100	53,100
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.070%	11/3/21	26,210	26,210
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.080%	11/3/21	8,305	8,305
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.080%	11/3/21	42,315	42,315
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.080%	11/3/21	47,905	47,905
[1,2]	Michigan Trunk Line Fuel Tax Revenue TOB VRDO	0.080%	11/4/21	11,795	11,795
[1,2,8]	Trenton MI Public Schools School District GO TOB VRDO	0.080%	11/4/21	5,780	5,780
	University of Michigan College & University Revenue	0.100%	1/6/22	17,300	17,300
[1,2]	University of Michigan College & University Revenue TOB VRDO	0.080%	11/4/21	2,892	2,893
[1,2]	University of Michigan College & University Revenue TOB VRDO	0.100%	11/4/21	2,700	2,700
	University of Michigan College & University Revenue VRDO	0.010%	11/1/21	9,300	9,300
	University of Michigan College & University Revenue VRDO	0.040%	11/5/21	23,985	23,985
					500,068
Minnesota (0.3%)
[2]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	23,885	23,885
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.080%	11/4/21	13,150	13,150
[2]	St. Paul MN Housing & Redevelopment Authority Local or Guaranteed Housing Revenue (Highland Ridge Project) VRDO	0.050%	11/4/21	5,250	5,250
[1,2]	Western Minnesota Municipal Power Agency Electric Power & Light Revenue TOB VRDO	0.080%	11/4/21	6,665	6,665
					48,950
Mississippi (0.2%)
[2]	Mississippi Development Bank Miscellaneous Revenue VRDO	0.060%	11/4/21	38,250	38,250
Missouri (2.4%)
	Missouri Development Finance Board Recreational Revenue VRDO	0.030%	11/1/21	8,480	8,480
[2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.030%	11/1/21	905	905
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	7,500	7,500
15

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	14,650	14,650
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	20,000	20,000
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/5/21	7,530	7,530
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/4/21	12,920	12,920
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	7,000	7,000
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	3,000	3,000
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	4,000	4,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	45,940	45,940
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	21,550	21,550
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	16,710	16,710
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	21,800	21,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	77,200	77,200
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	22,935	22,935
[1,2]	Missouri Health & Educational Facilities Authority Medical Research Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	11/4/21	50,000	50,000
[1,2]	Missouri State Public Utilities Commission Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/5/21	7,500	7,500
[1,2]	North Kansas City MO School District GO TOB VRDO	0.050%	11/1/21	19,900	19,900
[2]	St. Louis Missouri IDA Local or Guaranteed Housing Revenue VRDO	0.070%	11/5/21	4,230	4,230
					373,750
Multiple States (9.5%)
[1,2,4]	BlackRock MuniYield Quality Fund III Inc. VRDO VRDP	0.140%	11/4/21	176,000	176,000
[1,2,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.080%	11/4/21	41,320	41,320
[1,2,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.070%	11/5/21	80,310	80,310
[1,2]	Invesco Trust Putter TOB VRDO	0.220%	11/1/21	125,000	125,000
[1]	Invesco Trust Putter TOB VRDO Revenue	0.220%	11/1/21	211,980	211,980
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.100%	11/4/21	55,500	55,500
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.110%	11/4/21	123,900	123,900
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.110%	11/4/21	105,200	105,200
[1,2]	Nuveen Municipal Credit Income Fund TOB VRDO VRDP	0.220%	11/1/21	122,100	122,100
[1,2]	Nuveen Municipal Credit Income Fund VRDO VRDP	0.140%	11/4/21	196,000	196,000
[1,2]	Nuveen Municipal Credit Opportunities Fund TOB VRDO VRDP	0.220%	11/1/21	9,925	9,925
	Nuveen Municipal Credit Opportunities Fund VRDO VRDP	0.160%	12/7/20	33,000	33,000
[1,2]	Western Asset Intermediate Muni Fund Inc. VRDO VRDP	0.140%	11/4/21	18,200	18,200
16

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Western Asset Managed Municipals Fund Inc. VRDO VRDP	0.140%	11/4/21	144,575	144,575
[1,2]	Western Asset Municipal Partners Fund Inc. VRDO VRDP	0.140%	11/4/21	53,900	53,900
					1,496,910
Nebraska (1.0%)
[2]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	3,525	3,525
[2]	Lancaster County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	5,155	5,155
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.070%	11/3/21	29,715	29,715
[1,2,3,10]	Nebraska Public Power Generation Agency GO TOB VRDO	0.070%	11/4/21	76,870	76,870
[1,2,3,10]	Nebraska Public Power Generation Agency Revenue TOB VRDO	0.070%	11/4/21	27,500	27,500
[1,2]	Omaha NE Public Power District Electric Power & Light Revenue TOB VRDO	0.080%	11/4/21	7,400	7,400
[1,2]	University of Nebraska Facilities Corp College & University Revenue TOB VRDO	0.070%	11/5/21	8,000	8,000
					158,165
Nevada (1.2%)
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.090%	11/5/21	28,600	28,600
[1,2]	Clark County NV GO TOB VRDO	0.050%	11/1/21	11,800	11,800
[1,2]	Clark County NV GO TOB VRDO	0.080%	11/4/21	11,000	11,000
[1,2]	Clark County NV GO TOB VRDO	0.090%	11/5/21	4,910	4,910
	Clark County NV GO VRDO	0.090%	11/3/21	33,005	33,005
[1,2]	Las Vegas NV Convention & Visitors Authority GO TOB VRDO	0.080%	11/5/21	12,280	12,280
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.080%	11/4/21	10,000	10,000
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.080%	11/4/21	16,500	16,500
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.080%	11/5/21	22,475	22,475
[1]	Nevada Department of Business & Industry Economic Development Revenue PUT	0.250%	2/1/22	10,000	10,000
[1,2]	Nevada Highway Improvement Fuel Sales Tax Revenue TOB VRDO	0.040%	11/1/21	19,570	19,570
					180,140
New Hampshire (0.1%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.030%	11/1/21	14,100	14,100
New Jersey (1.1%)
	Hudson County Improvement Authority Lease (Appropriation) Revenue	1.500%	4/28/22	3,000	3,019
[1,2]	New Jersey Economic Development Authority Natural Gas Revenue TOB VRDO	0.090%	11/4/21	4,460	4,460
[1,2]	New Jersey Economic Development Authority Natural Gas Revenue TOB VRDO	0.110%	11/5/21	13,575	13,575
[1,2]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	0.080%	11/4/21	6,000	6,000
[1,2]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	0.080%	11/4/21	4,000	4,000
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/4/21	400	400
[1,2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	11/5/21	36,260	36,260
[1,2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/5/21	1,335	1,335
17

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.120%	11/4/21	2,500	2,500
[1,2]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.120%	11/5/21	8,750	8,750
[1,2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	4,955	4,955
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	4,000	4,000
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue VRDO	0.090%	11/4/21	29,180	29,180
	New Jersey Infrastructure Bank	0.120%	12/2/21	35,000	35,000
[1,2]	New Jersey State Transportation Trust Fund Authority Transit Fuel Sales Tax Revenue TOB VRDO	0.080%	11/4/21	8,500	8,500
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.080%	11/5/21	5,000	5,000
	Somerset New Jersey Ad Valorem Property Tax GO	1.000%	9/7/22	4,000	4,028
[1,2]	Union County NJ Utilities Authority Lease (Non-Terminable) Revenue TOB VRDO	0.130%	11/4/21	8,815	8,815
					179,777
New Mexico (0.7%)
[1,2]	New Mexico Educational Assistance Foundation Student Loan Revenue TOB VRDO	0.130%	11/4/21	37,425	37,425
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	29,500	29,500
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	1,660	1,660
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	33,185	33,185
					101,770
New York (13.3%)
[1,2,4]	BlackRock MuniYield New York Quality Fund Inc. PUT VRDP	0.130%	11/4/21	96,300	96,300
	Harrison NY GO	1.000%	7/13/22	10,650	10,714
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.020%	11/1/21	16,700	16,700
[2]	Monroe County Industrial Development Corp. College & University Revenue VRDO	0.090%	11/3/21	6,130	6,130
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	11/3/21	26,450	26,450
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	25,000	25,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	46,300	46,300
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/5/21	30,975	30,975
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	11/5/21	14,000	14,000
[1,2]	New York City Housing Development Corp. Local Or Guranteed Housing Revenue TOB VRDO	0.080%	11/4/21	3,000	3,000
[1,2]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/5/21	4,455	4,455
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	0.070%	11/5/21	7,425	7,425
[2]	New York City Municipal Water Finance Authority Water Revenue VRDO	0.030%	11/1/21	6,500	6,500
[1,2]	New York City NY GO TOB VRDO	0.060%	11/1/21	44,215	44,215
18

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	4,380	4,380
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	6,730	6,730
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.060%	11/1/21	25,400	25,400
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.070%	11/4/21	15,000	15,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	11/4/21	20,000	20,000
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.110%	11/5/21	11,490	11,490
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.080%	11/4/21	9,920	9,920
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.080%	11/5/21	2,510	2,510
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.080%	11/5/21	4,000	4,000
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.070%	11/4/21	16,000	16,000
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.080%	11/5/21	1,500	1,500
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.090%	11/5/21	10,765	10,765
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.070%	11/4/21	3,085	3,085
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	11/4/21	4,600	4,600
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	11/4/21	8,405	8,405
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	11/4/21	8,700	8,700
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	11/5/21	2,000	2,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	1,030	1,030
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	1,530	1,530
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	11,475	11,475
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.050%	11/4/21	60,005	60,005
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	11/4/21	20,295	20,295
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.070%	11/4/21	29,000	29,000
[1,2]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	0.060%	11/1/21	21,700	21,700
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.020%	11/1/21	18,205	18,205
	New York City Water & Sewer System Sewer Revenue VRDO	0.030%	11/1/21	1,000	1,000
	New York City Water & Sewer System Water Revenue VRDO	0.020%	11/1/21	1,300	1,300
	New York City Water & Sewer System Water Revenue VRDO	0.020%	11/1/21	1,500	1,500
19

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	2,190	2,190
	New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	29,155	29,155
	New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	1,800	1,800
	New York City Water & Sewer System Water Revenue VRDO	0.040%	11/1/21	57,335	57,335
	New York City Water & Sewer System Water Revenue VRDO	0.040%	11/1/21	69,595	69,595
	New York City Water & Sewer System Water Revenue VRDO	0.050%	11/4/21	34,260	34,260
	New York City Water & Sewer System Water Revenue VRDO	0.050%	11/4/21	4,315	4,315
	New York City Water & Sewer System Water Revenue VRDO	0.060%	11/4/21	18,405	18,405
	New York City Water & Sewer System Water Revenue VRDO	0.060%	11/4/21	61,240	61,240
	New York City Water & Sewer System Water Revenue VRDO	0.060%	11/4/21	34,775	34,775
	New York City Water & Sewer System Water Revenue VRDO	0.060%	11/4/21	13,550	13,550
	New York City Water & Sewer System Water Revenue VRDO	0.050%	11/5/21	20,200	20,200
	New York City Water & Sewer System Water Revenue VRDO	0.060%	11/5/21	10,040	10,040
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.080%	11/4/21	15,085	15,085
[1,2]	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	0.100%	11/5/21	3,000	3,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.090%	11/5/21	35,000	35,000
[1,2]	New York NY GO TOB VRDO	0.080%	11/4/21	8,750	8,750
[1,2]	New York NY GO TOB VRDO	0.080%	11/4/21	3,935	3,935
[1,2]	New York NY GO TOB VRDO	0.080%	11/5/21	4,815	4,815
[1,2]	New York NY GO TOB VRDO	0.080%	11/5/21	6,000	6,000
[1,2]	New York NY GO TOB VRDO	0.080%	11/5/21	1,450	1,450
[2]	New York NY GO VRDO	0.020%	11/1/21	3,680	3,680
	New York NY GO VRDO	0.040%	11/1/21	6,800	6,800
[2]	New York NY GO VRDO	0.050%	11/4/21	51,095	51,095
[2]	New York NY GO VRDO	0.060%	11/4/21	3,375	3,375
[2]	New York NY GO VRDO	0.060%	11/4/21	8,600	8,600
[2]	New York NY GO VRDO	0.060%	11/4/21	22,415	22,415
[2]	New York NY GO VRDO	0.060%	11/4/21	54,200	54,200
[2]	New York NY GO VRDO	0.060%	11/5/21	148,930	148,930
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.050%	11/4/21	33,670	33,670
[1,2]	New York State Dormitory Authority Highway Revenue (Personal Income Tax) TOB VRDO	0.080%	11/4/21	7,500	7,500
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	11/4/21	8,000	8,000
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	11/4/21	54,375	54,375
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	11/4/21	5,950	5,950
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.070%	11/5/21	5,625	5,625
20

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	11/5/21	5,000	5,000
[1,2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	0.070%	11/5/21	2,200	2,200
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	11/4/21	22,745	22,745
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	11/4/21	16,265	16,265
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	11/4/21	20,760	20,760
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	11/5/21	21,870	21,870
[1,2]	New York State Dormitory Authority State Personal Income Tax Revenue TOB VRDO	0.080%	11/5/21	4,000	4,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	11/3/21	29,460	29,460
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	17,450	17,450
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	11/3/21	44,600	44,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	11/3/21	48,800	48,800
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	11/3/21	3,800	3,800
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	11/5/21	25,000	25,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	11/5/21	49,050	49,050
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	11/5/21	18,400	18,400
[2]	New York State Urban Development Corp. Appropriations Revenue VRDO	0.050%	11/5/21	19,635	19,635
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	11/4/21	29,275	29,275
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.050%	11/4/21	7,440	7,440
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.050%	11/4/21	36,200	36,200
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.060%	11/4/21	29,785	29,785
	North Hempstead NY Ad Valorem Property Tax BAN GO	1.500%	9/23/22	4,200	4,249
	North Hempstead NY BAN GO	1.500%	3/25/22	17,864	17,957
[1,2]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	0.130%	11/4/21	33,700	33,700
	Rockville Centre NY GO	1.000%	6/9/22	7,500	7,537
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.080%	11/4/21	14,000	14,000
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.030%	11/1/21	3,880	3,880
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.080%	11/5/21	2,085	2,085
[1,2]	Utility Debt Securitization Authority New York Electric Power & Light Revenue TOB VRDO	0.080%	11/4/21	37,500	37,500
	Williamsville Central School District GO	1.000%	6/8/22	3,885	3,904
					2,085,346
21

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Carolina (1.6%)
[1,2]	Charlotte NC Airport Special Facilities Income Tax Revenue TOB VRDO	0.080%	11/5/21	2,185	2,185
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	1,210	1,210
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	20,000	20,000
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/4/21	78,020	78,020
[1,2]	Forsyth County NC GO TOB VRDO	0.040%	11/1/21	27,035	27,035
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.080%	11/4/21	2,285	2,285
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.080%	11/5/21	22,065	22,065
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue TOB VRDO	0.080%	11/4/21	1,900	1,901
[2,11]	North Carolina Capital Facilities Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	10,295	10,295
[1,2]	North Carolina Housing Finance Agency Homeownership Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	1,365	1,365
[1,2]	North Carolina Housing Finance Agency Homeownership Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	1,430	1,430
[1,2]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	5,420	5,420
[1,2]	North Carolina Medical Care Commission Health Care Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	3,750	3,750
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.400%	5/27/22	16,635	16,635
[1,2]	North Carolina Revenue TOB VRDO	0.080%	11/4/21	6,800	6,800
[1,2]	North Carolina Turnpike Authority Government Fund/Grant Revenue TOB VRDO	0.080%	11/4/21	8,455	8,455
[1,2]	North Carolina Turnpike Authority Government Fund/Grant Revenue TOB VRDO	0.080%	11/4/21	16,313	16,313
	University of North Carolina at Chapel Hill College & University Revenue VRDO	0.040%	11/3/21	1,690	1,690
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	19,630	19,630
[1,2]	University of North Carolina Hospitals at Chapel Hill Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/5/21	645	645
					247,129
North Dakota (0.1%)
[1,2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	5,655	5,655
[1,2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	5,930	5,930
[1,2,3]	University of North Dakota COPS TOB VRDO	0.090%	11/5/21	3,200	3,200
					14,785
Ohio (3.2%)
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	6,340	6,340
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	38,575	38,575
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	13,255	13,255
22

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.050%	11/4/21	20,000	20,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.050%	11/5/21	18,000	18,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.050%	11/5/21	10,600	10,600
[2]	Columbus Regional Airport Authority Port, Airport & Marina Revenue (Pooled Financing Program) VRDO	0.050%	11/4/21	4,395	4,395
	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	0.080%	11/3/21	36,135	36,135
[1,2]	Erie County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/5/21	32,270	32,270
[1,2]	Euclid OH City School District GO TOB VRDO	0.080%	11/4/21	11,200	11,200
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/4/21	40,520	40,520
[2]	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	1,620	1,620
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	30,000	30,000
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/5/21	17,665	17,665
[1,2]	Franklin County OH Hospital Facilities Lease Revenue TOB VRDO	0.090%	11/4/21	2,665	2,665
[4]	Hamilton County OH Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.000%	0.050%	11/5/21	32,140	32,140
[1,2]	Hamilton County OH Sewer System Sewer Revenue TOB VRDO	0.080%	11/4/21	12,750	12,750
[2]	Lorain County Port Authority Private Schools Revenue (St. Ignatius High School Project) VRDO	0.050%	11/4/21	1,540	1,540
[1,2]	Miami County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/4/21	3,000	3,000
[1,2]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	6,700	6,700
[1,2]	Northeast Ohio Regional Sewer District Sewer Revenue TOB VRDO	0.080%	11/4/21	3,750	3,750
[1,2]	Northeast Ohio Regional Sewer District Sewer Revenue TOB VRDO	0.100%	11/4/21	6,800	6,800
[1,2]	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/5/21	1,250	1,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	26,110	26,110
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	24,375	24,375
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	15,520	15,520
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	17,000	17,000
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	7,000	7,000
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.090%	11/3/21	18,475	18,475
[1,2]	Ohio Housing Finance Agency Residential Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	4,570	4,570
	Ohio Lease (Appropriation) VRDO	0.050%	11/3/21	15,000	15,000
	Ohio State University College & University Revenue VRDO	0.040%	11/3/21	1,235	1,235
	Ohio State University College & University Revenue VRDO	0.070%	11/3/21	2,980	2,980
	Ohio State University College & University Revenue VRDO	0.040%	11/5/21	1,870	1,870
	Ohio State University College & University Revenue VRDO	0.040%	11/5/21	1,900	1,900
	Ohio State University College & University Revenue VRDO	0.040%	11/5/21	3,350	3,350
	Ohio State University College & University Revenue VRDO	0.040%	11/5/21	1,025	1,025
23

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Toledo OH Waterworks Water Revenue TOB VRDO	0.100%	11/4/21	8,000	8,000
					499,580
Oklahoma (0.1%)
[1,2]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	14,400	14,400
[1,2]	Oklahoma Turnpike Authority Highway Revenue TOB VRDO	0.080%	11/4/21	7,500	7,500
					21,900
Oregon (0.9%)
[2]	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	11,560	11,560
[1,2]	Multnomah and Clackamas Counties OR School District GO TOB VRDO	0.080%	11/4/21	4,750	4,750
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	0.070%	11/5/21	33,255	33,255
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	0.060%	11/4/21	20,000	20,000
[1,2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	0.090%	11/4/21	465	465
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	13,140	13,140
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.080%	11/4/21	15,000	15,000
[1,2]	Oregon Housing & Community Services Department Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	7,785	7,785
	Oregon State Facilities Authority College & University Revenue (Reed College Projects) VRDO	0.070%	11/4/21	31,750	31,750
[1,2]	Washington & Clackamas Counties OR School District No. 23J Tigard-Tualatin GO TOB VRDO	0.080%	11/4/21	5,000	5,000
					142,705
Pennsylvania (5.9%)
[1,2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	11/1/21	100,845	100,845
[1,2]	Allegheny County PA GO TOB VRDO	0.100%	11/5/21	5,340	5,340
[2]	Beaver County IDA Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	7,515	7,515
[1,2]	BlackRock MuniYield Pennsylvania Quality Fund VRDO VRDP	0.130%	11/4/21	44,100	44,100
	Butler County General Authority Miscellaneous Revenue VRDO	0.060%	11/5/21	24,945	24,945
[2]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	10,060	10,060
[1,2,3]	Commonwealth Financing Authority Pennsylvania Tobacco Settlement Funded Revenue TOB VRDO	0.080%	11/4/21	13,695	13,695
[2]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.050%	11/3/21	1,600	1,600
[1,2]	Dubois PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/5/21	2,250	2,250
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.040%	11/3/21	4,900	4,900
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	11/4/21	6,955	6,955
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	11/4/21	5,330	5,330
24

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	11,935	11,935
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	3,750	3,750
[2]	General Authority of Southcentral Pennsylvania Health, Hospital, Nursing Home Revenue VRDO	0.080%	11/4/21	13,690	13,690
[2]	Jackson Township IDA Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	14,250	14,250
[1,2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	6,765	6,765
[1,2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	3,410	3,410
[1,2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/4/21	3,750	3,750
[1,2]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	20,845	20,845
[1,2]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/5/21	2,395	2,395
[1,2]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/5/21	3,900	3,900
[2]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	93,625	93,625
[1,2]	Montgomery County PA Higher Education & Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/5/21	20,785	20,785
[1,2]	Montgomery County PA Higher Education & Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/5/21	2,660	2,660
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.050%	11/4/21	9,940	9,940
[1,2]	Northampton County PA General Purpose Authority College & University Revenue TOB VRDO	0.080%	11/5/21	9,685	9,685
[2]	Pennsylvania Economic Development Financing Authority Water Revenue VRDO	0.080%	11/4/21	12,000	12,000
[1,2]	Pennsylvania GO TOB VRDO	0.070%	11/5/21	4,000	4,000
[1,2]	Pennsylvania GO TOB VRDO	0.080%	11/5/21	10,400	10,400
[1,2]	Pennsylvania GO TOB VRDO	0.080%	11/5/21	10,000	10,000
[1,2]	Pennsylvania GO TOB VRDO	0.080%	11/5/21	8,750	8,750
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.080%	11/4/21	5,340	5,340
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/4/21	2,800	2,800
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	5,865	5,865
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	12,285	12,285
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	24,675	24,675
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	8,395	8,395
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	7,500	7,500
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	4,995	4,995
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.100%	11/4/21	5,095	5,095
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.090%	11/5/21	14,080	14,080
25

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.090%	11/5/21	7,500	7,500
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	2,100	2,100
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.100%	11/3/21	5,300	5,300
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.100%	11/3/21	4,300	4,300
	Pennsylvania Infrastructure	0.110%	1/19/22	20,356	20,356
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.080%	11/5/21	6,600	6,600
[1,2]	Pennsylvania State University College & University Revenue TOB VRDO	0.080%	11/4/21	3,000	3,000
[1,2]	Pennsylvania State University College & University Revenue TOB VRDO	0.080%	11/5/21	5,600	5,600
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.080%	11/4/21	100,300	100,300
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.080%	11/4/21	7,850	7,850
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	11/1/21	4,990	4,990
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	11/1/21	11,900	11,900
[1,2]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	0.080%	11/4/21	5,600	5,600
[1,2]	Philadelphia PA Airport Port, Airport & Marina Revenue TOB VRDO	0.130%	11/5/21	12,070	12,070
[2]	Philadelphia PA Airport Port, Airport & Marina Revenue VRDO	0.060%	11/3/21	15,200	15,200
[2]	Philadelphia PA Airport Port, Airport & Marina Revenue VRDO	0.090%	11/3/21	12,200	12,200
[1,2]	Philadelphia PA Authority for Industrial Development Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	3,275	3,275
[1,2]	Philadelphia PA Authority for Industrial Development Local or Guaranteed Housing Revenue TOB VRDO	0.090%	11/5/21	5,695	5,695
[1,2]	Philadelphia PA School District GO TOB VRDO	0.080%	11/4/21	6,930	6,930
[1,2]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	0.090%	11/4/21	6,000	6,000
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	3,000	3,000
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	6,670	6,670
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	9,600	9,600
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	8,965	8,965
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	11/4/21	7,485	7,485
[1,2]	State College PA Area School District GO TOB VRDO	0.080%	11/4/21	5,400	5,400
[2]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	0.080%	11/4/21	7,295	7,295
	Washington County Authority College & University Revenue VRDO	0.030%	11/5/21	44,750	44,750
[1,2,7]	Wilkes-Barre PA Area School District GO TOB VRDO	0.090%	11/5/21	2,280	2,280
					927,311
26

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island (0.1%)
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.050%	11/3/21	4,800	4,800
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.050%	11/3/21	15,230	15,230
					20,030
South Carolina (0.9%)
[1,2]	Charleston SC Waterworks & Sewer Capital Improvement Water Revenue TOB VRDO	0.100%	11/4/21	20,000	20,000
[1,2]	Lancaster County SC School District TOB VRDO	0.100%	11/4/21	5,445	5,445
[1,2]	McLeod Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	7,795	7,795
[1,2]	South Carolina Jobs Economic Development Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/5/21	6,955	6,955
[1,2]	South Carolina Jobs Economic Development Authority Hospital Revenue TOB VRDO	0.100%	11/5/21	30,750	30,750
[2]	South Carolina Jobs-Economic Development Authority Industrial Revenue VRDO	0.080%	11/4/21	34,555	34,555
[2]	South Carolina Jobs-Economic Development Authority Private Schools Revenue VRDO	0.070%	11/5/21	800	800
[1,2]	South Carolina Ports Authority Port, Airport & Marina Revenue TOB VRDO	0.120%	11/5/21	6,705	6,705
[2]	South Carolina Public Service Authority Electric Power & Light Revenue VRDO	0.090%	11/5/21	28,790	28,790
[1,2,4]	South Carolina Transportation Infrastructure Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.250%	4/1/22	5,000	5,000
					146,795
South Dakota (0.2%)
[1,2]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	3,755	3,755
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.070%	11/5/21	19,500	19,500
[1]	South Dakota Housing Development Authority Revenue VRDO	0.060%	11/5/21	7,630	7,630
					30,885
Tennessee (2.5%)
[2]	Blount County Industrial Development Board Miscellaneous Revenue VRDO	0.150%	11/3/21	6,500	6,500
[2]	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.150%	11/3/21	12,805	12,805
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.150%	11/4/21	27,780	27,780
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.150%	11/4/21	15,545	15,545
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.050%	11/1/21	1,315	1,315
[2]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	97,380	97,380
[1,2]	Harpeth Valley TN Utilities District Water Revenue TOB VRDO	0.080%	11/4/21	6,205	6,205
	Memphis TN GO	0.090%	12/2/21	5,000	5,000
[1,2]	Memphis TN GO TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	Memphis TN GO TOB VRDO	0.080%	11/4/21	8,075	8,075
[1,2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.050%	11/1/21	33,210	33,210
27

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.100%	11/4/21	7,500	7,500
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.050%	11/1/21	5,225	5,225
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.050%	11/1/21	7,175	7,175
	Sevier County TN Public Building Authority Miscellaneous Revenue VRDO	0.150%	11/4/21	31,800	31,800
[2]	Sevier County TN Public Building Authority Water Revenue VRDO	0.150%	11/4/21	10,710	10,710
	Shelby County TN GO VRDO	0.050%	11/4/21	76,350	76,350
	Tennessee GO	0.100%	1/11/22	15,000	15,000
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	5,230	5,230
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	8,035	8,035
					385,840
Texas (12.0%)
[1,2]	Alamo Regional Mobility Authority Miscellaneous Revenue TOB VRDO	0.110%	11/4/21	7,500	7,500
[1,2]	Aldine TX Independent School District GO TOB VRDO	0.080%	11/4/21	8,205	8,205
[1,2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	0.080%	11/5/21	14,430	14,430
[1,2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	0.080%	11/5/21	1,600	1,600
[1,2]	Arlington TX Independent School District Charter School Aid Revenue TOB VRDO	0.080%	11/5/21	2,225	2,225
[1,2]	Austin TX Independent School District GO TOB VRDO	0.080%	11/4/21	15,225	15,225
[1,2]	Bexar TX Hospital District GO TOB VRDO	0.090%	11/5/21	11,480	11,480
	Board of Regents of the University of Texas System	0.070%	11/3/21	25,000	25,000
	Board of Regents of the University of Texas System	0.090%	11/5/21	25,000	25,000
	Board of Regents of the University of Texas System	0.090%	11/15/21	25,000	25,000
	Board of Regents of the University of Texas System	0.090%	12/1/21	24,478	24,478
	Board of Regents of the University of Texas System	0.090%	12/2/21	25,000	25,000
	Board of Regents of the University of Texas System	0.090%	1/12/22	25,000	25,000
	Board of Regents of the University of Texas System College & University Revenue VRDO	0.030%	11/4/21	12,385	12,385
	Board of Regents of the University of Texas System College & University Revenue VRDO	0.030%	11/5/21	27,980	27,980
	Board of Regents of the University of Texas System College & University Revenue VRDO	0.050%	11/5/21	45,860	45,860
[1,2]	Conroe TX Independent School District GO TOB VRDO	0.040%	11/1/21	7,380	7,380
[1,2]	Corpus Christi TX Independent School District GO TOB VRDO	0.080%	11/4/21	5,265	5,265
[1,2]	Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.050%	11/1/21	3,540	3,540
[2]	Dallas Performing Arts Cultural Facilities Corp. Recreational Revenue (Dallas Center Foundation Project) VRDO	0.060%	11/5/21	2,900	2,900
[1,2]	Dallas TX GO TOB VRDO	0.080%	11/4/21	4,780	4,780
[1,2]	Dallas TX Waterworks & Sewer System Water Revenue TOB VRDO	0.070%	11/4/21	6,000	6,000
	Denton Independent School District GO VRDO	0.060%	11/4/21	26,395	26,395
[1,2]	Duncanville TX Independent School District GO TOB VRDO	0.080%	11/4/21	9,500	9,500
[1,2]	El Paso TX GO TOB VRDO	0.080%	11/4/21	7,000	7,000
[1,2]	El Paso TX GO TOB VRDO	0.080%	11/4/21	4,750	4,750
28

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	El Paso TX Independent School District GO TOB VRDO	0.100%	11/4/21	3,330	3,330
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.080%	11/4/21	35,640	35,640
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.080%	11/4/21	8,625	8,625
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.100%	11/4/21	16,775	16,775
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.120%	11/4/21	18,300	18,300
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.090%	11/5/21	19,765	19,765
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.100%	11/5/21	23,145	23,145
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	9,925	9,925
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	17,100	17,100
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/3/21	66,400	66,400
[1,2]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	11/1/21	32,405	32,405
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	6,270	6,270
[2]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	36,825	36,825
	Harris County TX GO	0.090%	12/1/21	19,340	19,340
[1,2,3]	Harris County TX GO TOB VRDO	0.080%	11/4/21	8,070	8,070
[1,2]	Harris County TX GO TOB VRDO	0.080%	11/4/21	10,000	10,000
[1,2,3]	Harris County TX GO TOB VRDO	0.080%	11/4/21	8,160	8,160
[1,2]	Harris County TX Highway Revenue TOB VRDO	0.080%	11/4/21	7,500	7,500
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.050%	11/4/21	37,800	37,800
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.050%	11/4/21	50,000	50,000
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.050%	11/5/21	15,900	15,900
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.050%	11/5/21	28,200	28,200
[1,2]	Houston TX Community College System GO TOB VRDO	0.080%	11/4/21	11,250	11,250
[1,2]	Houston TX Community College System GO TOB VRDO	0.080%	11/4/21	5,560	5,560
[1,2]	Houston TX GO TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	Humble TX Independent School District GO TOB VRDO	0.070%	11/4/21	16,000	16,000
[1,2]	Lamar TX Consolidated Independent School District GO TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	Lone Star TX College System GO TOB VRDO	0.080%	11/4/21	19,065	19,065
	Mesquite Independent School District GO VRDO	0.150%	11/4/21	10,195	10,195
[1,2]	Montgomery TX Independent School District GO TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	New Hope TX Cultural Education Facilities FinanceCorp. Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	3,985	3,985
[1,2]	North Texas Municipal Water District Water System Water Revenue TOB VRDO	0.050%	11/1/21	50,375	50,375
	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.040%	11/4/21	33,395	33,395
	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.040%	11/5/21	23,305	23,305
29

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Red River Education Finance Corp. College & University Revenue VRDO	0.060%	11/3/21	6,800	6,800
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.080%	11/4/21	7,500	7,500
[1,2]	San Antonio TX Public Facilities Corp. Lease (Appropriation) Revenue TOB VRDO	0.080%	11/4/21	10,705	10,705
	San Antonio Water System	0.080%	11/2/21	68,820	68,820
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	27,000	27,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/3/21	39,700	39,700
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	10,400	10,400
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	9,655	9,655
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	12,790	12,790
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	16,690	16,690
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	46,685	46,685
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	5,085	5,085
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/4/21	28,980	28,980
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	14,105	14,105
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	5,555	5,555
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	6,250	6,250
[1,2]	Tarrant TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	10,760	10,760
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	2,975	2,975
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	5,140	5,140
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	5,885	5,885
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	2,515	2,515
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	4,375	4,375
	Texas GO VRDO	0.050%	11/3/21	48,030	48,030
	Texas GO VRDO	0.050%	11/3/21	48,910	48,910
	Texas GO VRDO	0.050%	11/3/21	30,825	30,825
	Texas GO VRDO	0.060%	11/3/21	19,530	19,530
	Texas GO VRDO	0.060%	11/3/21	10,340	10,340
	Texas GO VRDO	0.060%	11/3/21	55,890	55,890
	Texas GO VRDO	0.090%	11/3/21	22,410	22,410
	Texas GO VRDO	0.090%	11/3/21	16,535	16,535
	Texas Local or Guaranteed Housing Revenue GO VRDO	0.090%	11/3/21	13,700	13,700
30

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas State University System	0.090%	11/17/21	32,408	32,408
[2]	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	0.060%	11/3/21	9,845	9,845
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.070%	11/4/21	7,500	7,500
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.080%	11/4/21	6,640	6,640
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.080%	11/4/21	10,135	10,135
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.080%	11/5/21	10,000	10,000
[1,2]	Texas Water Development Board Water Revenue TOB VRDO	0.080%	11/4/21	27,060	27,060
[1,2]	Texas Water Development Board Water Revenue TOB VRDO	0.100%	11/4/21	5,900	5,900
	University of North Texas System	0.090%	11/3/21	7,735	7,735
	University of North Texas System	0.080%	11/10/21	18,325	18,325
	University of North Texas System	0.110%	12/9/21	7,700	7,700
	University Of Texas	0.080%	11/8/21	7,295	7,295
	University of Texas Revenue	0.100%	1/5/22	20,000	20,000
	University of Texas System College & University Revenue VRDO	0.040%	11/4/21	17,325	17,325
	University of Texas System College & University Revenue VRDO	0.050%	11/5/21	21,300	21,300
[1,2]	Whitehouse Independent School District GO TOB VRDO	0.080%	11/4/21	4,750	4,750
					1,874,941
Utah (0.8%)
[1,2]	Intermountain Power Agency Utah Power Supply Revenue TOB VRDO	0.080%	11/4/21	10,515	10,515
[1,2]	University of Utah College & University Revenue TOB VRDO	0.080%	11/5/21	8,000	8,000
[1,2]	Utah Board of Regents Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	5,160	5,160
[1,2]	Utah County UT Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	2,880	2,880
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	32,925	32,925
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	39,065	39,065
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	3,470	3,470
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	19,685	19,685
[1,2]	Utah Transit Authority Sales Tax Revenue TOB VRDO	0.080%	11/4/21	6,670	6,670
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	1,085	1,085
					129,455
Virginia (1.3%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	695	695
[1,2]	Alexandria VA GO TOB VRDO	0.100%	11/4/21	4,800	4,800
[2]	Fairfax County Economic Development Authority Economic Development Revenue VRDO	0.090%	11/5/21	7,200	7,200
	Fairfax County Economic Development Authority Revenue VRDO	0.050%	11/4/21	3,000	3,000
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	54,235	54,235
31

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Fairfax County Water Authority Water Revenue GO TOB VRDO	0.070%	11/4/21	7,500	7,500
[1,2,9]	FHLMC Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	1,772	1,772
[1,2]	Hampton Roads VA Transportation Accountability Commission Revenue TOB VRDO	0.080%	11/5/21	3,500	3,500
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.080%	11/4/21	11,250	11,250
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.080%	11/4/21	7,830	7,830
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.080%	11/4/21	4,865	4,865
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.080%	11/5/21	2,825	2,825
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	36,945	36,945
[1,2]	Portsmouth VA GO TOB VRDO	0.050%	11/1/21	4,655	4,655
[1,2]	Roanoke VA Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	14,100	14,100
[1,2]	Roanoke VA Economic Development Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	5,335	5,335
[1,2]	University of Virginia College & University Revenue TOB VRDO	0.100%	11/4/21	5,300	5,300
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	6,135	6,135
[1,2]	Virginia State College Building Authority College & University Revenue TOB VRDO	0.070%	11/5/21	10,310	10,310
[1,2]	Virginia TOB Miscellaneous Revenue VRDO	0.050%	11/1/21	16,315	16,315
					208,567
Washington (1.7%)
[1,2]	Central Puget Sound WA Regional Transit Authority Sales Tax Revenue TOB VRDO	0.070%	11/4/21	11,540	11,540
[1,2]	Central Puget Sound WA Regional Transit Authority Sales Tax Revenue TOB VRDO	0.100%	11/4/21	2,665	2,665
[1,2]	King County WA Public Hospital District No 2. GO TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	King County WA School District No. 401 GO TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	King County WA School District No. 414 GO TOB VRDO	0.050%	11/1/21	8,800	8,800
[1,2]	Lewis & Thurston Counties WA School District No. 401 Centralia GO TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	Northwest Energy Washington Electric Nuclear Revenue TOB VRDO	0.080%	11/4/21	8,250	8,250
[1,2]	Pierce County WA School District No. 10 (Tacoma) GO TOB VRDO	0.070%	11/5/21	8,000	8,000
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.080%	11/3/21	25,945	25,945
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.080%	11/3/21	14,615	14,615
[1,2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.120%	11/5/21	11,610	11,610
[1,2]	Seattle WA Drain and Wastewater Sewer Revenue TOB VRDO	0.050%	11/1/21	24,725	24,725
[1,2]	Seattle WA Municipal Electric Power & Light Revenue TOB VRDO	0.050%	11/1/21	5,895	5,895
[1,2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	0.050%	11/1/21	17,155	17,155
[1,2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	0.080%	11/4/21	3,000	3,000
[1,2]	Seattle WA Water System Water Revenue TOB VRDO	0.050%	11/1/21	17,515	17,515
[1,2]	Spokane County WA School District GO TOB VRDO	0.080%	11/4/21	5,700	5,700
32

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Spokane WA County School District No. 354 Mead GO TOB VRDO	0.080%	11/4/21	5,545	5,545
	University of Washington	0.120%	2/8/22	6,000	6,000
[1,2]	Washington GO TOB VRDO	0.080%	11/4/21	7,750	7,750
[1,2]	Washington GO TOB VRDO	0.080%	11/5/21	4,700	4,700
[1,2]	Washington GO VRDO	0.080%	11/4/21	4,750	4,750
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	3,275	3,275
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	1,875	1,875
[1,2]	Washington Higher Education Facilities Authority College & University Revenue TOB VRDO	0.100%	11/5/21	5,880	5,880
[2]	Washington Higher Education Facilities Authority Revenue (Seattle University) VRDO	0.070%	11/5/21	4,545	4,545
	Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.050%	11/4/21	19,500	19,500
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	18,000	18,000
					262,235
West Virginia (1.1%)
[2]	Cabell County WV College & University Revenue VRDO	0.060%	11/4/21	67,835	67,835
[1,2]	Morgantown WV Combined Utility System Water Revenue TOB VRDO	0.100%	11/5/21	1,475	1,475
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/5/21	99,755	99,755
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.150%	11/5/21	6,650	6,650
					175,715
Wisconsin (1.7%)
[1,2]	Milwaukee WI Metropolitan Sewer District GO TOB VRDO	0.040%	11/1/21	5,320	5,320
[1,2]	Public Finance Authority WI Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	3,975	3,975
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	6,500	6,500
[1,2]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	0.080%	11/4/21	11,615	11,615
[1,2]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	0.080%	11/4/21	3,320	3,320
[2]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.030%	11/1/21	3,575	3,575
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	13,500	13,500
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	1,332	1,332
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	5,000	5,000
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	3,735	3,735
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/5/21	1,880	1,880
[1,2]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	9,690	9,690
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	21,825	21,825
33

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	26,900	26,900
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	9,985	9,985
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/5/21	43,120	43,120
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/5/21	22,830	22,830
[2]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/5/21	12,000	12,000
	Wisconsin State Extendible GO	0.140%	11/3/21	36,817	36,817
	Wisconsin State Extendible GO	0.140%	12/8/21	12,625	12,625
	Wood County WI Miscellaneous Revenue	0.750%	3/7/22	4,000	4,002
					264,546
Wyoming (0.2%)
[1,2]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	4,115	4,115
[2]	Wyoming Community Development Authority Local or Guranteed Housing Revenue VRDO	0.060%	11/4/21	21,000	21,000
[1,2,7]	Wyoming Municipal Power Authority Electric Power & Light Revenue TOB VRDO	0.080%	11/5/21	13,330	13,330
					38,445
Total Tax-Exempt Municipal Bonds (Cost $14,841,215)					14,841,215
34

Municipal Money Market Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (5.3%)
Money Market Fund (5.3%)
[12]	Vanguard Municipal Cash Management Fund (Cost $834,520)	0.043%	8,345,174	834,684
Total Investments (100.0%) (Cost $15,675,735)				15,675,899
Other Assets and Liabilities—Net (0.0%)				7,136
Net Assets (100%)				15,683,035
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $6,773,661,000, representing 43.2% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Municipal Money Market Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,841,215)	14,841,215
Affiliated Issuers (Cost $834,520)	834,684
Total Investments in Securities	15,675,899
Investment in Vanguard	537
Cash	43
Receivables for Investment Securities Sold	20,810
Receivables for Accrued Income	3,224
Receivables for Capital Shares Issued	22,970
Receivables from Vanguard	42
Other Assets	8,561
Total Assets	15,732,086
Liabilities
Payables for Investment Securities Purchased	30,816
Payables for Capital Shares Redeemed	18,221
Payables for Distributions	14
Total Liabilities	49,051
Net Assets	15,683,035
At October 31, 2021, net assets consisted of:

Paid-in Capital	15,681,798
Total Distributable Earnings (Loss)	1,237
Net Assets	15,683,035

Net Assets
Applicable to 15,679,338,178 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,683,035
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
36

Municipal Money Market Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Interest[1]	15,582
Total Income	15,582
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,109
Management and Administrative	20,592
Marketing and Distribution	1,331
Custodian Fees	56
Auditing Fees	28
Shareholders’ Reports	46
Trustees’ Fees and Expenses	5
Total Expenses	25,167
Expense Reduction—Note B	(11,579)
Net Expenses	13,588
Net Investment Income	1,994
Realized Net Gain (Loss) on Investment Securities Sold[1]	951
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,943
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $518,000, $2,000, $19,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,994	123,035
Realized Net Gain (Loss)	951	610
Change in Unrealized Appreciation (Depreciation)	(2)	122
Net Increase (Decrease) in Net Assets Resulting from Operations	2,943	123,767
Distributions
Total Distributions	(1,994)	(123,020)
Capital Share Transactions (at $1.00 per share)
Issued	7,269,497	13,288,696
Issued in Lieu of Cash Distributions	1,784	109,324
Redeemed	(9,324,936)	(13,773,748)
Net Increase (Decrease) from Capital Share Transactions	(2,053,655)	(375,728)
Total Increase (Decrease)	(2,052,706)	(374,981)
Net Assets
Beginning of Period	17,735,741	18,110,722
End of Period	15,683,035	17,735,741

See accompanying Notes, which are an integral part of the Financial Statements.
38

Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0001	.007	.015	.012	.007
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.007	.015	.012	.007
Distributions
Dividends from Net Investment Income	(.0001)	(.007)	(.015)	(.012)	(.007)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0001)	(.007)	(.015)	(.012)	(.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.68%	1.48%	1.21%	0.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,683	$17,736	$18,111	$17,663	$17,360
Ratio of Total Expenses to Average Net Assets[3]	0.08%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.68%	1.47%	1.20%	0.66%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2021. For the years ended October 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Municipal Money Market Fund
Notes to Financial Statements
Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
40

Municipal Money Market Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $537,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended October 31, 2021, Vanguard's expenses were reduced by $11,579,000 (an effective annual rate of 0.07% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with
41

Municipal Money Market Fund
rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	117
Undistributed Tax-Exempt Income	136
Undistributed Long-Term Gains	834
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	164
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	1,994	123,020
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	1,994	123,020
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,675,735
Gross Unrealized Appreciation	164
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	164
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of
42

Municipal Money Market Fund
trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2021, such purchases were $1,661,920,000 and sales were $2,008,024,000, resulting in net realized gain (loss) of $0.
F.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
43

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Municipal Money Market Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
44

Special 2021 tax information (unaudited) for Vanguard Municipal Money Market Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.
45

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board
(2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund if preceded or accompanied by the fund's current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q450 122021

Annual Report   |   October 31, 2021
Vanguard Municipal Bond Funds
Vanguard Short-Term Tax-Exempt Fund
Vanguard Limited-Term Tax-Exempt Fund
Vanguard Intermediate-Term Tax-Exempt Fund
Vanguard Long-Term Tax-Exempt Fund
Vanguard High-Yield Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	4
Short-Term Tax-Exempt Fund	6
Limited-Term Tax-Exempt Fund	102
Intermediate-Term Tax-Exempt Fund	251
Long-Term Tax-Exempt Fund	460
High-Yield Tax-Exempt Fund	518
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2021, the returns for the five Vanguard tax-exempt bond funds discussed in this report ranged from 0.41% for Investor Shares of Vanguard Short-Term Tax-Exempt Fund to 5.89% for Admiral Shares of Vanguard High-Yield Tax-Exempt Fund. All of the funds posted returns roughly in line with or better than their expense-free benchmarks.
•	The global economy continued to recover from the sharp pandemic-induced contraction in the spring of 2020. Countries that were more successful in containing the virus, whether through vaccinations, lockdowns, or both, generally fared better economically. Swift and extensive fiscal and monetary support from policymakers was also key to the rebound. That included $350 billion in fiscal support specifically for state and municipal governments.
•	The funds were generally overweighted in credit sectors when the period began based on our forecast of a continuing economic recovery and ongoing fiscal and monetary support. That paid off as the best-performing segment of the muni market was BBB-rated debt.
•	With muni yields at the front end of the curve at very low levels, the advisor kept the duration of the Vanguard Short-Term Tax-Exempt Fund and Vanguard Limited-Term Tax-Exempt Fund shorter than their benchmarks for the better part of the year.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%

Advisor’s Report
For the 12 months ended October 31, 2021, Vanguard’s five national tax-exempt bond funds posted returns ranging from 0.41% for Investor Shares of Vanguard Short-Term Tax-Exempt Fund to 5.89% for Admiral Shares of Vanguard High-Yield Tax-Exempt Fund. All of the funds posted returns roughly in line with or better than their expense-free benchmarks.
The funds’ 30-day SEC yields declined by between 20 and 66 basis points to range from 0.12% for Investor Shares of the Short-Term Tax-Exempt Fund to 1.70% for Admiral Shares of the High-Yield Tax-Exempt Fund. (A basis point is one-hundredth of a percentage point.)
Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, only the High-Yield Tax-Exempt Fund owned such securities.
The investment environment
Shortly after the beginning of the fiscal year, news of promising clinical trial data for COVID-19 vaccines helped lift the outlook for the global economy, especially for those sectors that had been hardest-hit by restrictions and lockdowns. Yet the recovery has been uneven. Countries that contained the virus more successfully, mostly in Asia, maintained better economic momentum through the health crisis, while those ahead of the curve in vaccinations were quicker to rebound.
Governments and central banks in developed markets continued to provide extensive fiscal and monetary support. As the pandemic spread, many policymakers worked quickly to cut interest rates, expand or extend central bank asset-purchase programs, pass fiscal stimulus packages, and provide relief to workers through enhanced unemployment benefits and job retention programs. Those efforts generally helped bring unemployment rates down and unleash pent-up consumer demand once the global economy began to reopen.
The investment environment became more challenging toward the end of the period. Ongoing supply disruptions and labor shortages in some sectors began to suggest that the rise in inflation might not be as transitory as many had hoped, leading to an increase in inflation expectations. On the policy front, a number of developed-market central banks signaled that they might soon start scaling back their bond-buying programs or raising rates, which many developing countries have already started to do.
During the last year, yields of both Treasuries and municipals rose. However, municipals outperformed as tax-exempt high-grade bond yields rose less, tightening up municipal–Treasury ratios. Additionally, we saw credit spreads tighten on medium- and lower-quality credits.
The credit profile of the muni market remained solid throughout the pandemic, partly because many issuers were in a solid financial position before it hit—about two-thirds of the market was made up of bonds rated AA and above. The impact of the pandemic on revenues proved less negative than had been feared, with income tax and sales tax receipts holding up fairly well.
Additional support for munis came from government stimulus measures, which included $350 billion for state and municipal governments in May 2021 as part of the American Rescue Plan. That strengthened the credit profiles of some already high-quality issuers and helped stabilize those of lower quality.
Solid fundamentals, along with strong investor demand for tax-exempt income, contributed to the muni market returning 2.64% for the fiscal year, according to the Bloomberg Municipal Bond Index.
Management of the funds
With the economy continuing to recover, muni fundamentals generally holding up well or improving, interest rates remaining low, and spreads compressing, we positioned the funds with a tilt toward credit. That took the form of larger-than-typical allocations to states with some challenges, such as underfunded pension plans and less scope to increase taxes, and they proved to be some of the best performers. For example, Illinois returned 6.74% and New Jersey 5.55% for the 12 months, according to the Bloomberg Municipal Bond Index.
We also had more exposure to BBB-rated bonds in the investment-grade funds (they returned 7.40% as a whole according to the same index) and favored lower-quality subsectors such as hospitals over higher-quality ones such as water, sewer, and electric.
Toward the end of the period, we reduced our positions in those riskier segments as valuations retraced, but we still see some select opportunities in the mid-quality
Yields of U.S. Treasury Securities
Maturity	October 31, 2020	October 31, 2021
2 years	0.20%	0.23%
5 years	0.34	0.64
10 years	0.94	1.22
30 years	1.79	1.77
Source: Vanguard.

range of investment-grade securities given the supportive policies and federal aid directed at the muni market.
For the shorter-term funds, we strategically reduced our interest rate exposure as the front end of the municipal curve got richer compared with Treasury yields. We continued to maintain an overweight to lower-quality credits to produce excess returns given the improving fundamental backdrop. The funds will look to deploy excess cash into the market when valuations normalize and rates adjust higher.
Overall, we kept the durations of the funds fairly close to neutral, although we did shorten them for the intermediate- and long-term funds around February in anticipation of rates rising as the economic rebound intensified in the spring.
Outlook
The rapid rebound in economic activity we’ve seen from COVID-19 lows is likely to give way to slower growth for major economies. In the U.S., we expect growth to normalize lower, to 4% in 2022.
The recent upswing in inflation could prove to be less transitory than currently expected. The combination of higher demand caused by pandemic restrictions being lifted and lower supply due to labor and input shortages globally has pushed consumer prices higher in much of the world. While a return to 1970s-style inflation is not in the cards, we anticipate supply-demand frictions to persist well into 2022 and keep inflation elevated in developed and emerging markets.
Health outcomes will remain important for the economy, but the outlook for macroeconomic policy will also be crucial as support and stimulus packages enacted to combat the pandemic-driven downturn are gradually removed into 2022.
Central bankers will have to strike a delicate balance between keeping a lid on inflation expectations amid negative supply-side shocks and supporting a return to pre-COVID employment levels. In the United States, that balance should involve the Federal Reserve raising rates in 2022 to ensure that elevated wage inflation does not translate into more permanent core inflation. At present, we see the risks of too-easy policy accommodation outweighing the risks of modestly raising short-term rates in light of the conditions in the labor and financial markets.
We expect the muni market to be driven largely by Federal Reserve policy and Treasury rates in the near term. Within munis, expansive fiscal support has made some issuers stronger, while others have papered over existing issues. We’ll aim to reflect that distinction in our positioning. As muni valuations are currently rich, we will look for opportunities to add credit exposure when and as it becomes more attractively priced.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the funds’ performance.
Paul M. Malloy, CFA, Principal, Head of Municipal Bond Group
James D’Arcy, CFA, Portfolio Manager
Adam M. Ferguson, CFA, Portfolio Manager
Mathew M. Kiselak, Principal, Portfolio Manager, Head of Municipal Bond Desk
Justin A. Schwartz, CFA, Portfolio Manager, Head of Municipal Money Market Funds
Vanguard Fixed Income Group
November 12, 2021

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2021
	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$999.70	$0.86
Admiral™ Shares	1,000.00	1,000.10	0.45
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$999.50	$0.86
Admiral Shares	1,000.00	999.90	0.45
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$999.90	$0.86
Admiral Shares	1,000.00	1,000.30	0.45
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,003.50	$0.86
Admiral Shares	1,000.00	1,003.90	0.45
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,009.00	$0.86
Admiral Shares	1,000.00	1,009.40	0.46
Based on Hypothetical 5% Yearly Return
Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Short-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Short-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Tax-Exempt Fund Investor Shares	0.41%	1.31%	1.01%	$11,063
Bloomberg 1 Year Municipal Bond Index	0.50	1.38	1.05	11,104
Bloomberg Municipal Bond Index	2.64	3.41	3.88	14,627

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Short-Term Tax-Exempt Fund Admiral Shares	0.49%	1.40%	1.10%	$55,779
Bloomberg 1 Year Municipal Bond Index	0.50	1.38	1.05	55,518
Bloomberg Municipal Bond Index	2.64	3.41	3.88	73,136
See Financial Highlights for dividend and capital gains information.

Short-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2021
New York	19.5%
Texas	11.9
California	9.0
Illinois	5.3
New Jersey	4.5
Pennsylvania	4.5
Ohio	3.9
Connecticut	2.7
Georgia	2.5
Florida	2.3
Virginia	2.3
Alabama	2.0
Colorado	1.8
Massachusetts	1.8
Multiple States	1.8
Michigan	1.7
Indiana	1.6
Maryland	1.5
Washington	1.5
Tennessee	1.4
North Carolina	1.3
Wisconsin	1.2
Nevada	1.1
Kentucky	1.1
Arizona	1.0
Louisiana	1.0
Missouri	1.0
Other	8.8
The table reflects the fund’s investments, except for short-term investments and derivatives.

Short-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.8%)
Alabama (2.0%)
[1,2]	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue TOB VRDO	0.120%	11/4/21	8,000	8,000
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	60	65
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	220	239
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	100	113
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	190	215
[1,2]	Alabama Federal Aid Highway Finance Authority Miscellaneous Taxes Revenue TOB VRDO	0.080%	11/4/21	2,200	2,200
[1,2]	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	0.070%	11/4/21	10,000	10,000
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	70	73
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	27,695	31,522
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	615	649
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	330	364
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	140	157
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	55	61
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	5,550	5,639
[3]	Alabaster Board of Education Special Tax Revenue, Prere.	5.000%	9/1/24	165	186
[4]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	295	318
[4]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	575	667
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	75	86
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/21	255	256
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/21	1,000	1,004
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/22	190	194
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	260
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	380	395
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,366
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	215	227
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	247
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	938
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	229
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	304
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	964
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	279
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	1,500	1,689
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	3,545
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	6,820	7,620
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/22	330	341
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/23	700	735
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	695	753
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	849
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	926
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	7,675	8,743
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	27,560	28,117
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	33,390	35,589
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	150,940	172,335
[5]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.955%	12/1/23	10,500	10,553
[5]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.620%	0.670%	12/1/23	10	10
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	190	196
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	242
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	240	269
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	248
	Decatur City Board of Education, Prere.	5.000%	2/1/25	100	115
	Huntsville AL GO	5.000%	5/1/22	1,220	1,249
	Jacksonville State University College & University Revenue	4.000%	12/1/25	385	433
[4]	Jasper AL GO, Prere.	5.000%	3/1/24	4,595	5,094
	Jefferson County AL GO	5.000%	4/1/22	3,500	3,569
	Jefferson County AL GO	5.000%	4/1/23	1,425	1,519
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	651
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,200	1,441

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	650	697
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,130
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	14,565	16,336
	Montgomery AL GO	3.000%	12/1/21	1,000	1,002
	Montgomery AL GO	3.000%	12/1/22	750	772
	Montgomery AL GO	3.000%	12/1/23	250	264
	Montgomery AL GO	3.000%	12/1/24	205	221
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	157
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	108
	Mountain Brook Board of Education GO	4.000%	3/1/25	145	162
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	883
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	857
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/22	5,000	5,094
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/23	10,395	11,051
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	23,695	25,468
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,251
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,750	2,903
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	12,705	13,720
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/22	400	408
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	792
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	565
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	974
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	851
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/22	180	186
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	240
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	895	979
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	626
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	797
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	5,290	6,174
[4]	Troy University College & University Revenue	4.000%	11/1/22	2,025	2,099
[4]	Troy University College & University Revenue	5.000%	11/1/24	525	595
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	500	520
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	50	54
					452,984
Alaska (0.4%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	12/1/23	450	475
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	453
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/24	735	815
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/25	850	954
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/25	1,175	1,335
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/26	600	688
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond) VRDO	0.060%	11/4/21	19,360	19,360
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	24,470	24,470
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	29,630	29,630
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,809
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,125	1,199
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,240
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	2,127
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	510	566
	Anchorage AK GO	5.000%	9/1/22	1,500	1,560
	Anchorage AK GO	5.000%	9/1/22	1,000	1,040
	Anchorage AK GO	4.000%	9/1/23	365	390
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,500	1,557
	North Slope AK GO	4.000%	6/30/22	4,005	4,104
	North Slope Borough AK GO	5.000%	6/30/24	1,000	1,120
	North Slope Borough AK GO	5.000%	6/30/24	1,050	1,176
					96,068
Arizona (1.0%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/22	250	258
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	355	383
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	999
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,835	2,132
	Arizona Board of Regents COP	5.000%	6/1/24	700	782
	Arizona Board of Regents COP	5.000%	6/1/25	750	867
	Arizona Board of Regents COP	5.000%	6/1/26	910	1,082
	Arizona COP	5.000%	9/1/24	50	56
	Arizona COP, ETM	5.000%	10/1/22	9,000	9,398
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	975	1,006

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	5,905	6,371
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	125	129
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,765	1,863
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	55	61
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	130	148
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	4.000%	7/1/23	130	138
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/25	145	167
[6]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	650	688
[6]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	826
[6]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	759
[6]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	845
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/23	1,125	1,202
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,790	1,952
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,560	1,734
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,638
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,893
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,500	1,753
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,080	2,229
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	2,121
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	2,163
	Arizona Lottery Revenue, ETM	5.000%	7/1/22	7,665	7,911
	Arizona Lottery Revenue, ETM	5.000%	7/1/23	2,500	2,698
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	35	39
	Arizona School Facilities Board COP, ETM	5.000%	9/1/23	200	217
	Arizona State University College & University Revenue	5.000%	8/1/24	1,125	1,268
	Arizona State University College & University Revenue	5.000%	8/1/25	820	956
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	25	28
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	125	135
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	270
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	355	383
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	150	169
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	2,735	3,067
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	2,450	2,558
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	100	109
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	125
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	135	134
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	174
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	123
	Chandler AZ Sales Tax Revenue	5.000%	7/1/23	1,440	1,553
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,271
	Gilbert Public Facilities Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/23	1,000	1,078
	Glendale AZ Water & Sewer Water Revenue	2.500%	7/1/23	115	119
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	640	690
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	129
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	125	145
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	119
	Maricopa County AZ COP	5.000%	7/1/23	225	242
	Maricopa County AZ COP	5.000%	7/1/24	1,670	1,872
[1,2]	Maricopa County AZ IDA Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	2,710	2,710
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	5,730	5,730
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	585	656
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	520	604
	Maricopa County Community College District GO	5.000%	7/1/24	75	84
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,040
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	170	179
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	652
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	40	46
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	12,660	13,234
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	1,680	1,907
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.430%	10/18/22	12,965	12,971
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.620%	10/18/24	2,365	2,378
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.850%	9/1/24	4,500	4,525
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,890	1,863
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	905	892
	Maricopa County Special Health Care District GO	5.000%	7/1/24	200	225
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,184

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,150	1,335
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,915
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/22	2,500	2,580
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/22	620	640
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/23	300	324
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	570	663
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,264
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,360	1,583
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/22	110	114
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	120	130
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	110	123
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	125	145
	Mesa AZ GO	5.000%	7/1/24	535	601
[4]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	419
	Peoria AZ Water & Wastewater Water Revenue	5.000%	7/15/25	1,220	1,418
	Phoenix AZ GO	4.000%	7/1/24	130	143
	Phoenix AZ GO	4.000%	7/1/24	2,025	2,075
	Phoenix AZ GO	5.000%	7/1/24	90	101
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/23	40	43
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	60	65
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	20	22
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	65	73
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	3,350	3,764
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	3,250	3,782
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	650	657
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,820	3,025
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,032
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	355	384
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	520	587
	Salt River Project Agricultural Improvement & Power District Electric Light & Power System Revenue	5.000%	1/1/23	85	90
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	50	53
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,385	2,518
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/23	8,990	9,025
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	15,395	16,965
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	9,720	11,115
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	5,540	6,542
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/24	105	116
	Scottsdale AZ GO	3.000%	7/1/23	80	84
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	100	103
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	215	226
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	275	299
[1]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	860	860
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	970	1,004
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	675	729
	Yavapai County IDA Revenue	4.000%	10/1/22	2,045	2,113
	Yavapai County IDA Revenue	4.000%	10/1/23	2,175	2,323
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,337
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,415
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,546
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/23	1,880	2,013
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,275
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	693
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,365
					222,921
Arkansas (0.1%)
[5]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.600%	9/1/22	700	700
	Arkansas GO	5.000%	10/1/23	65	71
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	930	997
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	321
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	638
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	500	583
	Hot Springs School District No. 6 GO	5.000%	6/1/26	2,500	2,974
	Pulaski County Special School District GO	2.000%	2/1/23	3,040	3,105
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,604
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,525
					12,518

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California (8.8%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	2,040	2,217
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	135	148
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/23	275	293
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	12,995	13,014
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	16,225	16,251
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	1,950	2,006
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	1,515	1,582
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.330%	4/1/24	3,925	3,932
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	4/1/26	4,325	4,375
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	5/1/23	7,345	7,398
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	5/1/23	5,190	5,227
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	5/1/23	14,625	14,730
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.150%	4/1/24	8,210	8,353
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.150%	4/1/24	1,250	1,272
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.040%	11/4/21	5,540	5,540
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	215	230
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	245	262
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	40	43
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	270	289
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	375	418
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	1,890	1,936
[5]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.420%	12/1/22	32,400	32,446
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/22	1,000	1,020
	California Educational Facilities Authority College & University Revenue VRDO	0.050%	11/4/21	5,300	5,300
	California Educational Facilities Authority College & University Revenue VRDO	0.050%	11/4/21	3,700	3,700
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	635	726
	California GO	5.000%	11/1/21	43,230	43,230
	California GO	5.000%	11/1/21	14,180	14,180
[5]	California GO	0.010%	11/9/21	12,500	12,500
[5]	California GO	0.010%	12/1/21	8,400	8,400
[5]	California GO	0.010%	12/6/21	6,969	6,969
	California GO	5.000%	3/1/22	15,070	15,311
	California GO	5.000%	4/1/22	14,605	14,898
	California GO	5.000%	4/1/22	1,490	1,520
	California GO	5.000%	9/1/22	150	156
	California GO	5.000%	9/1/22	305	317
	California GO	5.000%	9/1/22	1,865	1,940
	California GO	5.250%	9/1/22	420	438
	California GO	5.000%	10/1/22	5,100	5,324
	California GO	4.000%	12/1/22	10,050	10,463
	California GO	5.000%	12/1/22	6,720	7,069
	California GO	5.000%	2/1/23	210	212
	California GO	5.250%	2/1/23	60	64
	California GO	5.000%	3/1/23	3,205	3,408
	California GO	5.000%	8/1/23	2,830	3,063
	California GO	5.000%	8/1/23	75	81
	California GO	5.000%	9/1/23	130	141
	California GO	5.000%	9/1/23	115	125
	California GO	5.000%	9/1/23	22,000	23,898
	California GO	5.000%	9/1/23	35	38
	California GO	5.000%	9/1/23	45	49
	California GO	4.000%	10/1/23	45	48
	California GO	5.000%	10/1/23	65	71
	California GO	5.000%	10/1/23	230	251
	California GO	5.000%	10/1/23	4,245	4,627
	California GO	5.000%	10/1/23	90	98
	California GO	4.000%	11/1/23	100	107
	California GO	5.000%	11/1/23	50	55
	California GO	5.000%	11/1/23	550	602
	California GO	5.000%	11/1/23	60	66
	California GO	5.000%	11/1/23	115	126
	California GO	5.000%	12/1/23	420	461
	California GO	5.000%	12/1/23	7,435	8,162
	California GO	5.000%	2/1/24	770	815
	California GO	5.000%	8/1/24	115	130
	California GO	5.000%	8/1/24	35	39
	California GO	5.000%	8/1/24	35	39
	California GO	5.000%	8/1/24	225	254

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/24	125	141
	California GO	5.000%	8/1/24	1,035	1,167
	California GO	5.000%	9/1/24	405	421
	California GO	5.000%	9/1/24	105	119
	California GO	5.000%	9/1/24	375	424
	California GO	5.000%	9/1/24	31,000	35,052
	California GO	4.000%	10/1/24	65	72
	California GO	5.000%	10/1/24	6,000	6,806
	California GO	5.000%	10/1/24	5,320	6,034
	California GO	5.000%	10/1/24	445	505
	California GO	4.000%	11/1/24	16,780	18,594
	California GO	5.000%	11/1/24	525	573
	California GO	5.000%	11/1/24	5,380	6,122
	California GO	4.000%	12/1/24	2,900	3,221
	California GO	5.000%	12/1/24	2,640	2,892
	California GO	5.000%	12/1/24	8,000	9,130
	California GO	5.000%	2/1/25	165	167
	California GO	5.000%	2/1/25	60	63
	California GO	4.000%	3/1/25	40	45
	California GO	5.000%	4/1/25	60	69
	California GO	5.000%	5/1/25	105	117
	California GO	5.000%	9/1/25	11,000	12,855
	California GO	5.000%	10/1/25	5,800	6,572
	California GO	5.000%	10/1/25	80	94
	California GO	5.000%	11/1/25	2,875	3,377
	California GO	5.000%	12/1/25	14,000	16,489
	California GO	4.000%	3/1/26	150	172
	California GO	5.000%	3/1/26	1,800	2,064
	California GO	5.000%	8/1/26	230	276
	California GO	5.000%	8/1/26	4,785	5,751
	California GO	5.000%	8/1/26	245	294
	California GO	4.000%	9/1/26	120	139
	California GO	5.000%	9/1/26	120	145
	California GO	5.000%	9/1/26	2,700	3,153
	California GO	5.000%	10/1/26	135	163
	California GO	5.000%	10/1/26	300	358
	California GO	5.000%	10/1/26	100	121
	California GO	5.000%	11/1/26	250	303
[5]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.480%	12/1/23	2,000	2,004
[1,2]	California GO TOB VRDO	0.070%	11/4/21	5,000	5,000
[1,2]	California GO TOB VRDO	0.070%	11/4/21	13,500	13,500
[1,2]	California GO TOB VRDO	0.070%	11/4/21	1,875	1,875
[2]	California GO VRDO	0.010%	11/1/21	12,945	12,945
[5]	California GO, SIFMA Municipal Swap Index Yield + 0.380%	0.430%	12/1/27	69,065	69,074
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	325	337
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	110	120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	160	176
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	65	74
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	590	637
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	8,025	8,394
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	365	382
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	590	618
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	1,410	1,477
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	8,070	8,407
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	930	1,028
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,100	11,022
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	8,965	10,512
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	11/4/21	34,500	34,500
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	4,000	4,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	9,715	9,715
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	3,100	3,100
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	12,610	12,610
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	2,305	2,305
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	11/4/21	2,700	2,700
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	8,000	8,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	11/4/21	68,600	68,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/3/21	8,655	8,655
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	720	781
	California Housing Finance Local or Guaranteed Housing Revenue PUT	1.450%	4/1/22	5,310	5,319

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.400%	8/1/24	10,000	10,035
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	655	704
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	644
[5]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.750%	6/1/26	1,000	1,016
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	250	260
[1]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.130%	2/1/22	10,330	10,330
	California State Department Water Resources CP	0.000%	12/13/21	10,169	10,169
[1,2]	California State Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.070%	11/4/21	4,600	4,600
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/22	10,000	10,120
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	7,000	7,120
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	12,000	12,711
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	85	91
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	900	964
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	13,570	14,321
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	13,770	14,625
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	19,000	20,985
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,200	1,339
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	14,085	15,463
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	8,000	8,833
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	15,750	18,062
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	465	538
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	760	863
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	100	107
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	8,500	9,694
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	2,075	2,432
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,836
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	4,500	5,264
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	4,250	4,987
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/22	800	813
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	175	183
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/23	620	659
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/24	1,000	1,108
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	730	765
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	85	93
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	1,690	1,986
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,060	2,421
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,175	1,217
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	820	882
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	740	823
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	940	1,076
	California State University College & University Revenue	5.000%	11/1/24	175	199
	California State University College & University Revenue PUT	4.000%	11/1/23	395	416
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,923
	California State University College & University Revenue, Prere.	5.000%	11/1/23	75	82
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	500	504
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.010%	7/1/40	20,125	20,125
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.200%	7/1/40	36,550	36,550
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.010%	7/1/41	625	625
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,396
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	11/4/21	14,245	14,245
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	17,875	17,875
[1,2]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	0.460%	11/4/21	2,500	2,500
	Chaffey Joint Union High School District GO	4.000%	2/1/24	425	460
	Contra Costa County Schools Pooled Notes Lease Revenue	2.000%	12/1/21	2,250	2,253
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/24	40	44
[5]	East Bay Municipal Utility District	0.010%	11/4/21	30,000	30,000
	East Bay Municipal Utility District CP	0.080%	11/2/21	6,880	6,880
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	90	97
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	35	41
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.060%	11/4/21	24,000	24,000
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.060%	11/4/21	15,850	15,850
	East Side Union High School District GO	3.000%	8/1/23	100	105
	East Side Union High School District GO	2.000%	8/1/24	6,415	6,705
	East Side Union High School District GO	2.000%	8/1/25	1,890	1,995
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	394
[5]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	0.150%	7/1/24	1,500	1,500
[6]	Fairfield-Suisun Unified School District GO	4.000%	8/1/23	1,000	1,040
[6]	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	865	951

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	561
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	75	85
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	4,500	4,659
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	36,255	40,745
	Fresno Unified School District GO	2.000%	8/1/24	760	794
	Fresno Unified School District GO	2.000%	8/1/25	700	738
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	110	117
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	7,165	7,350
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/23	50	54
[5]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.080%	3/2/22	4,750	4,749
[5]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.080%	3/2/22	3,350	3,350
[1,2]	Long Beach Unified School District GO TOB VRDO	0.070%	11/4/21	9,620	9,620
	Los Angeles CA Community College District GO	5.000%	8/1/23	150	162
	Los Angeles CA Community College District GO	5.000%	8/1/23	50	54
	Los Angeles CA Community College District GO	5.000%	8/1/24	110	124
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	45	49
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	60	68
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	40	45
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	85	96
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	120	135
[1,2]	Los Angeles CA Department of Water & Power Waterworks Water Revenue TOB VRDO	0.070%	11/4/21	5,500	5,500
[1,2]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	33,540	33,540
	Los Angeles CA Unified School District COP	5.000%	10/1/22	970	1,011
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/23	1,000	1,088
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/24	875	988
	Los Angeles CA Unified School District GO	4.000%	7/1/22	8,400	8,612
	Los Angeles CA Unified School District GO	5.000%	7/1/23	75	81
	Los Angeles CA Unified School District GO	5.000%	7/1/23	75	81
	Los Angeles CA Unified School District GO	5.000%	7/1/23	100	108
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,000	6,473
	Los Angeles CA Unified School District GO	5.000%	7/1/23	80	86
	Los Angeles CA Unified School District GO	5.000%	7/1/24	390	438
	Los Angeles CA Unified School District GO	5.000%	7/1/24	65	73
	Los Angeles CA Unified School District GO	5.000%	7/1/24	27,530	30,915
	Los Angeles CA Unified School District GO	5.000%	7/1/25	14,100	16,407
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	560	602
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	135	139
[5]	Los Angeles California Waste water Systeam	0.080%	11/18/21	12,300	12,300
	Los Angeles Community College District GO, Prere.	5.000%	8/1/24	175	197
[1,2]	Los Angeles County CA Public Works Financing Authority Lease (Abatement) Revenue TOB VRDO	0.070%	11/4/21	3,665	3,665
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	45	48
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	160	173
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	85	96
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	50	56
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,000	1,022
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,082
[6]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,312
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	20	22
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	140	162
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/23	100	105
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	90	97
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	50	55
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	85	90
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.040%	11/4/21	6,500	6,500
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/23	140	144
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	25	28
	Los Rios Community College District GO	3.000%	8/1/24	5,000	5,371
	Los Rios Community College District GO	3.000%	8/1/25	6,500	7,112
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	340	367
	Metropolitan Water District of Southern California Water Revenue	5.000%	8/1/23	90	97
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/24	30	34
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	2,500	2,500
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	1,875	1,875
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	2,500	2,500
	Milpitas Unified School District GO, Prere.	5.000%	8/1/22	150	155
[1,2]	Montebello CA Unified School District GO TOB VRDO	0.080%	11/4/21	4,800	4,800

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mountain View-Whisman School District GO	4.000%	9/1/22	1,050	1,083
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	33,305	36,086
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.250%	11/1/21	10,000	10,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	11/4/21	10,000	10,000
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	235	263
	Orange County Transportation Authority Miscellaneous Revenue BAN	5.000%	10/15/24	70,000	79,407
	Orange County Water District COP	2.000%	8/15/23	160	164
	Orange County Water District COP	4.000%	2/15/25	7,240	8,048
[1,2]	Palomar CA Community College District GO TOB VRDO	0.080%	11/4/21	6,400	6,400
[3]	Palomar Health COP	0.400%	11/1/36	16,775	16,775
[3]	Palomar Health COP	0.760%	11/1/36	7,375	7,375
[3]	Palomar Health COP	0.780%	11/1/36	10,300	10,300
[1,2,3]	Pamona CA Unified School District GO TOB VRDO	0.070%	11/4/21	9,400	9,400
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,114
	Peralta Community College District GO	5.000%	8/1/25	500	583
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	11/4/21	20,850	20,850
[2]	Riverside CA COP VRDO	0.050%	11/4/21	33,050	33,050
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/23	100	109
[2]	Riverside CA Electric Power & Light Revenue VRDO	0.060%	11/3/21	15,970	15,970
[1,2,4]	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	0.100%	11/4/21	5,000	5,000
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	15	16
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	370	392
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	57
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/22	675	692
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	546
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/26	1,100	1,259
	Sacramento County CA COP	5.000%	10/1/22	825	859
	Sacramento County CA COP	5.000%	10/1/23	900	977
[3]	Sacramento County CA COP	5.000%	10/1/24	1,420	1,603
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/23	185	192
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/24	45	51
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	550	587
[2]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.050%	11/4/21	18,125	18,125
	Salinas CA Sanitary Sewer System Sewer Revenue, Prere.	4.125%	8/1/22	125	129
[3]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	145	157
	San Buenaventura Public Facilities Financing Authority Water Revenue, Prere.	5.000%	7/1/22	330	341
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	11,450	12,013
	San Diego CA Unified School District GO	5.000%	7/1/24	55	62
	San Diego Community College District GO, Prere.	5.000%	8/1/23	75	81
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	500	539
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,000	2,157
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,121
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,606
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	981
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,482
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	7,400	7,590
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	32,215	33,630
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.040%	11/4/21	14,200	14,200
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.040%	11/4/21	3,700	3,700
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	50	55
[2]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/3/21	38,900	38,900
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/23	300	325
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/24	1,350	1,520
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	610	655
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	30	33
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/23	50	54
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/24	145	159
	San Francisco CA City & County GO	5.000%	6/15/22	1,375	1,416
	San Francisco CA City & County GO	5.000%	6/15/22	12,620	12,998
	San Francisco CA City & County GO	5.000%	6/15/23	3,750	4,040
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,807
	San Francisco CA City & County GO	5.000%	6/15/24	4,440	4,986
	San Francisco CA City & County GO	5.000%	6/15/25	40	43
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	4,106
[1,2]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.460%	11/4/21	10,000	10,000
[1,2]	San Francisco CA City & County Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	4,500	4,500
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	55	63
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,420	5,029

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,025	1,166
[5]	San Francisco City & County Public Utilities Commission Power Revenue	0.010%	11/16/21	15,120	15,120
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,685	3,780
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/24	130	141
	San Francisco Unified School District GO	5.000%	6/15/23	60	65
	San Francisco Unified School District GO	4.000%	6/15/24	75	82
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	5.000%	5/1/22	700	702
[4]	San Leandro Unified School District GO	4.000%	8/1/23	500	532
[4]	San Leandro Unified School District GO	4.000%	8/1/24	200	219
[4]	San Leandro Unified School District GO	4.000%	8/1/25	135	152
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,700	7,825
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	14,600
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	6/1/23	75	81
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	190	199
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,600	1,651
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,575	2,777
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,000	1,078
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	18,375	20,249
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	1,000	1,124
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	800	932
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	775	933
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,050	19,957
[4]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/22	1,400	1,458
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,250	1,338
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,260	1,402
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,438
	Tulare CA Sewer Revenue	4.000%	11/15/21	110	110
	Tulare CA Sewer Revenue	4.000%	11/15/22	645	669
	Tulare CA Sewer Revenue	4.000%	11/15/23	670	716
[3]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	797
[3]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	862
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/24	20	22
	United Water Conservation District COP	5.000%	10/1/22	600	626
	United Water Conservation District COP	5.000%	10/1/23	805	876
	United Water Conservation District COP	5.000%	10/1/24	845	956
	University of California College & University Revenue	4.000%	5/15/23	5,010	5,301
	University of California College & University Revenue	5.000%	5/15/23	270	290
[6]	University of California College & University Revenue	5.000%	5/15/23	2,210	2,340
	University of California College & University Revenue	4.000%	5/15/24	225	246
	University of California College & University Revenue	4.000%	5/15/24	3,395	3,712
	University of California College & University Revenue	5.000%	5/15/24	710	794
[6]	University of California College & University Revenue	5.000%	5/15/24	2,000	2,201
	University of California College & University Revenue	5.000%	5/15/25	40	46
	University of California College & University Revenue	5.000%	5/15/25	2,500	2,899
[6]	University of California College & University Revenue	5.000%	5/15/25	1,500	1,709
	University of California College & University Revenue	5.000%	5/15/25	55	61
	University of California College & University Revenue	5.000%	5/15/26	1,750	2,098
[6]	University of California College & University Revenue	5.000%	5/15/26	1,000	1,173
	University of California College & University Revenue PUT	5.000%	5/15/23	3,150	3,379
[1,2]	University of California College & University Revenue TOB VRDO	0.070%	11/4/21	8,930	8,930
	West Sonoma County Union High School District GO	4.000%	8/1/22	200	206
	West Sonoma County Union High School District GO	4.000%	8/1/23	235	250
					2,023,017
Colorado (1.8%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/23	265	291
[1,2]	Board of Governors of the Colorado State University System Enterprise College & University Revenue TOB VRDO	0.100%	11/4/21	9,750	9,750
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/25	100	112
	Colorado COP	5.000%	12/15/23	2,835	3,116
	Colorado COP	5.000%	12/15/23	85	93
	Colorado COP	5.000%	12/15/24	90	103
	Colorado COP	5.000%	12/15/25	4,045	4,763
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/22	300	315
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	745
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	810
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	880
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/24	45	48
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	104
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,315	1,377

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	615	634
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,370	1,446
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	85	92
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,556
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	330	347
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,000	2,199
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	112
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	349
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	412
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	90	103
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	220
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	3,050	3,123
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	3,505	3,842
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	500	589
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	13,635	13,635
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	10,100	10,100
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	720	740
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	6/1/23	1,945	2,110
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	4,900	4,902
[1,2]	Colorado Regional Transportation District COP TOB VRDO	0.140%	11/4/21	18,255	18,255
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.050%	11/4/21	43,490	43,490
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.060%	11/4/21	14,460	14,460
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.060%	11/4/21	8,840	8,840
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.060%	11/4/21	28,300	28,300
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	2,000	2,099
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	63
[1,2]	Colorado State Health Facility Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	14,695	14,695
	Dawson Ridge Metropolitan District No. 1 GO, ETM	0.000%	10/1/22	6,735	6,715
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,090
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	565	618
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	115	126
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,305	2,522
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,360	4,770
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,336
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,535	1,745
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	8,750	9,169
[1,2]	Denver CO City & County Dedicated Tax Hotel Occupancy Tax Revenue TOB VRDO	0.080%	11/4/21	14,475	14,475
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/23	110	119
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/23	50	55
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/21	250	251
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	241
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	225	244
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	20
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	12,008
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	253
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	180	210
[5]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	3,200	3,207
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/22	300	314
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	484
[3]	Interlocken Metropolitan District GO	5.000%	12/1/21	400	401
[3]	Interlocken Metropolitan District GO	5.000%	12/1/22	675	709
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	858
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/22	13,910	14,190
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,890	15,105
	Regional Transportation District COP	5.000%	6/1/24	2,790	2,985
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,070
	Regional Transportation District COP	5.000%	6/1/25	50	53
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/23	100	104
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	390
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	452
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	378
[2]	Sheridan Redevelopment Agency Tax Allocation Revenue VRDO	0.080%	11/4/21	9,955	9,955
	Southlands Metropolitan District No. 1 GO	3.000%	12/1/22	164	166
	University of Colorado College & University Revenue	5.000%	6/1/22	175	180
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	16,420	17,123
	University of Colorado College & University Revenue, ETM	5.000%	6/1/22	545	560

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	15,365	17,103
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	10,000	10,000
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	48,405	48,405
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	11,725	11,725
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/21	100	100
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/22	165	173
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	126
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	226
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/25	125	145
	Weld County School District No. Re-5J GO	5.000%	12/1/23	485	533
	Weld County School District No. Re-5J GO	5.000%	12/1/24	700	799
					415,356
Connecticut (2.6%)
[6]	Bridgeport CT GO	5.000%	2/15/23	535	566
[6]	Bridgeport CT GO	5.000%	2/15/24	450	495
[6]	Bridgeport CT GO	5.000%	2/15/25	750	855
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	6/1/24	20	22
	Connecticut Fuel Sales Tax Revenue	5.000%	10/1/24	50	57
	Connecticut GO	3.000%	1/15/22	2,805	2,821
	Connecticut GO	5.000%	2/15/22	7,000	7,098
	Connecticut GO	5.000%	4/15/22	500	511
	Connecticut GO	5.000%	4/15/22	3,750	3,833
	Connecticut GO	5.000%	5/15/22	1,035	1,062
	Connecticut GO	3.000%	6/1/22	550	559
	Connecticut GO	5.000%	6/15/22	4,675	4,815
	Connecticut GO	5.000%	7/15/22	2,000	2,068
	Connecticut GO	5.000%	10/15/22	6,295	6,584
	Connecticut GO	5.000%	11/1/22	500	500
	Connecticut GO	5.000%	12/15/22	460	485
	Connecticut GO	3.000%	1/15/23	3,875	4,004
	Connecticut GO	5.000%	1/15/23	2,070	2,189
	Connecticut GO	5.000%	1/15/23	4,445	4,700
	Connecticut GO	5.000%	4/15/23	3,430	3,504
	Connecticut GO	5.000%	4/15/23	2,440	2,609
	Connecticut GO	5.000%	4/15/23	3,750	4,009
	Connecticut GO	3.000%	6/1/23	420	438
	Connecticut GO	4.000%	6/1/23	210	222
	Connecticut GO	5.000%	6/15/23	1,300	1,400
	Connecticut GO	5.000%	7/15/23	2,000	2,160
	Connecticut GO	5.000%	9/1/23	65	71
	Connecticut GO	5.000%	9/15/23	1,600	1,740
	Connecticut GO	5.000%	10/15/23	3,665	3,999
	Connecticut GO	5.000%	10/15/23	795	830
	Connecticut GO	5.000%	11/1/23	385	385
	Connecticut GO	5.000%	11/15/23	1,140	1,248
	Connecticut GO	3.000%	1/15/24	3,000	3,176
	Connecticut GO	4.000%	1/15/24	2,250	2,431
	Connecticut GO	5.000%	1/15/24	13,035	14,372
	Connecticut GO	5.000%	4/15/24	575	640
	Connecticut GO	5.000%	4/15/24	50	56
	Connecticut GO	5.000%	5/15/24	325	363
	Connecticut GO	3.000%	6/1/24	550	587
	Connecticut GO	4.000%	6/1/24	275	301
	Connecticut GO	5.000%	6/1/24	6,525	6,703
	Connecticut GO	5.000%	7/15/24	385	416
	Connecticut GO	5.000%	7/15/24	3,000	3,373
	Connecticut GO	5.000%	8/15/24	355	385
	Connecticut GO	5.000%	9/15/24	80	91
	Connecticut GO	5.000%	9/15/24	25	28
	Connecticut GO	5.000%	10/15/24	3,730	4,072
	Connecticut GO	3.000%	1/15/25	7,075	7,652
	Connecticut GO	4.000%	1/15/25	2,090	2,327
	Connecticut GO	5.000%	4/15/25	1,505	1,738
	Connecticut GO	5.000%	4/15/25	190	219
	Connecticut GO	5.000%	4/15/25	210	214
	Connecticut GO	4.000%	5/15/25	3,800	4,267
	Connecticut GO	4.000%	6/1/25	550	618
	Connecticut GO	5.000%	7/15/25	4,000	4,657
	Connecticut GO	5.000%	11/1/25	2,050	2,050

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO VRDO	0.070%	11/4/21	42,630	42,630
[5]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	1.000%	3/1/24	135	137
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	457
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	248
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	248
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	346
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	493
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	177
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	18,005	17,984
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.375%	11/15/21	2,770	2,770
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	1,085	1,086
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,325	4,314
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	5,095	5,095
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	32,705	32,705
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	20,000	20,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	11,175	11,175
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	19,235	19,235
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	25,395	25,395
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	32,135	32,135
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	12,425	12,425
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	575	589
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/22	3,605	3,764
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	6,000	6,334
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	835	894
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	655	709
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/23	11,245	12,209
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,055	1,113
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,893
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	265	280
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	515	574
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	100	113
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	165	180
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,065	1,207
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	105	111
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,967
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	578
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,990	2,248
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	2,067
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/21	1,325	1,325
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	786
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	380	391
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	415	444
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	413
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	442
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	10,050	10,099
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,000	1,005
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,320	1,326
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	24,750	24,955
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	25,620	25,833
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	13,885	14,328
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	4,975	5,134
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	4,170	4,418
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	14,180	14,326
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	1,120	1,124
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	11,410	11,356
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	10,705	10,654
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	25,995	25,935
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	250	256
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	3,014
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,048
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	291
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,170	2,332
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	354
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,665	2,969
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	305	341
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	654
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	685

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	14,485	14,909
[1,2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	2,910	2,910
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	16,615	16,615
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	129
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	134
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	418
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	144
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	135	135
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	175	175
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	120	126
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	267
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	255	278
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	272
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	160	180
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	282
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	185
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	202
	Metropolitan District GO	5.000%	7/15/22	1,000	1,034
	Metropolitan District GO	5.000%	7/15/22	2,500	2,585
	Metropolitan District GO	5.000%	7/15/23	525	567
	Metropolitan District GO	5.000%	7/15/23	1,000	1,080
	Metropolitan District GO	5.000%	7/15/23	1,045	1,128
[3]	New Haven CT GO	5.000%	8/15/24	395	444
	University of Connecticut College & University Revenue	5.000%	2/15/23	225	239
	University of Connecticut College & University Revenue	5.000%	2/15/24	115	127
	University of Connecticut College & University Revenue	5.000%	8/15/24	225	243
	University of Connecticut College & University Revenue	5.000%	11/1/24	200	227
	University of Connecticut College & University Revenue	5.000%	2/15/25	385	442
	University of Connecticut College & University Revenue	5.000%	2/15/25	520	597
					604,772
Delaware (0.2%)
	Delaware GO	5.000%	2/1/23	50	53
	Delaware GO	5.000%	7/1/23	75	81
	Delaware GO	5.000%	2/1/24	1,000	1,106
	Delaware GO	5.000%	8/1/24	2,770	2,997
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/22	310	320
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	200	216
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	215	241
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	165	191
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	190	226
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	6,370	6,364
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,432
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	4,250	4,292
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,205	1,358
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	13,160	13,575
	New Castle County DE GO	5.000%	4/1/22	1,845	1,882
	New Castle County DE GO	5.000%	10/1/22	5,520	5,765
	University of Delaware College & University Revenue	5.000%	11/1/21	800	800
	University of Delaware College & University Revenue	5.000%	11/1/22	1,185	1,242
	University of Delaware College & University Revenue	5.000%	11/1/23	1,100	1,204
	University of Delaware College & University Revenue	5.000%	11/1/24	1,170	1,331
	University of Delaware College & University Revenue VRDO	0.020%	11/1/21	6,905	6,905
	University of Delaware College & University Revenue VRDO	0.030%	11/1/21	1,250	1,250
					53,831
District of Columbia (0.4%)
	District of Columbia GO	3.000%	6/1/23	100	104
	District of Columbia GO	5.000%	6/1/23	100	108
	District of Columbia GO	5.000%	6/1/24	210	226
	District of Columbia GO	5.000%	6/1/25	20	22
	District of Columbia Income Tax Revenue	5.000%	12/1/23	365	384
	District of Columbia Income Tax Revenue	5.000%	10/1/24	125	142
	District of Columbia Income Tax Revenue	5.000%	12/1/24	235	247
[2]	District of Columbia Miscellaneous Revenue VRDO	0.050%	11/4/21	54,985	54,985
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/23	150	164
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	3,600	3,728
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	170	185
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	520	567
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.080%	11/4/21	7,585	7,585

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,445	3,594
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	893
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,580
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	20	23
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,205
[2]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.050%	11/4/21	8,640	8,640
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/23	130	140
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,250
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,250
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,166
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	2,000	2,331
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	2,103
					94,622
Florida (2.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	380	381
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	85	87
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	130	131
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	367
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	90	95
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	710	730
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,065	1,143
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	350	367
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,374
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	105	116
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,923
	Broward County FL School District COP	5.000%	7/1/22	4,830	4,982
	Broward County FL School District COP	5.000%	7/1/23	135	145
	Broward County FL School District COP	5.000%	7/1/24	45	50
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	453
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/23	1,075	1,158
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	450	506
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	10	11
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	3,650	4,378
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	125	142
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/22	670	699
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	441
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	480	543
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/24	1,005	1,117
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,221
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	857
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,015	1,106
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,070	1,201
	Florida Department of Environmental Protection Miscellaneous Taxes Revenue	5.000%	7/1/23	215	222
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/23	70	75
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	170	191
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	45	51
	Florida Department of Management Services COP	5.000%	11/1/21	6,995	6,995
	Florida Department of Management Services COP	5.000%	11/1/24	9,070	10,309
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/24	1,275	1,427
	Florida Department of Transportation Fuel Sales Tax Revenue	5.000%	7/1/23	300	324
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/23	5,715	6,166
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	275	309
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	50	54
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	3,000	3,487
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	232
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	248
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/23	350	372
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	246
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	115	118
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	110	118
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	700	822
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	604
	Florida GO	5.000%	6/1/22	4,885	5,022
	Florida GO	5.000%	6/1/22	4,670	4,801
	Florida GO	5.000%	7/1/22	3,450	3,560
	Florida GO	5.000%	6/1/23	1,090	1,172
	Florida GO	5.000%	6/1/23	4,895	5,261
	Florida GO	5.000%	7/1/23	3,620	3,905
	Florida GO	5.000%	7/1/23	355	383

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida GO	5.000%	6/1/24	265	297
	Florida GO	5.000%	6/1/24	1,400	1,567
	Florida GO	5.000%	6/1/24	3,500	3,919
	Florida GO	5.000%	6/1/24	310	347
	Florida GO	5.000%	6/1/24	50	56
	Florida GO	5.000%	6/1/24	1,000	1,120
	Florida GO	5.000%	7/1/24	10,160	11,412
	Florida GO	4.000%	6/1/25	50	51
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	600	626
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	326
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/22	275	278
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/22	250	260
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	750	834
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,680	3,129
	Florida Lottery Revenue	5.000%	7/1/23	50	54
	Florida Lottery Revenue	5.000%	7/1/24	25	28
	Florida Lottery Revenue	5.000%	7/1/24	1,665	1,869
	Florida Lottery Revenue	5.000%	7/1/24	90	101
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	500	544
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/23	500	544
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/24	500	566
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	292
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	210
[6]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	915	1,053
	Fort Lauderdale FL GO	5.000%	7/1/24	1,605	1,802
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	65	71
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	80	91
[1,2]	Gainesville FL Utilities System Electric Power & Light Revenue TOB VRDO	0.070%	11/1/21	33,465	33,465
[1,2]	Gainesville FL Utilities System Multiple Utility Revenue TOB VRDO	0.080%	11/4/21	7,720	7,720
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.060%	11/3/21	36,855	36,855
	Hernando County FL Water Revenue	4.000%	6/1/24	625	684
	Hernando County FL Water Revenue	4.000%	6/1/25	575	646
[3]	Hernando County School District COP	5.000%	7/1/25	1,300	1,499
[4]	Herons Glen Recreation District	2.500%	5/1/22	225	227
[4]	Herons Glen Recreation District	2.500%	5/1/24	150	156
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	11,495	11,495
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	45,000	45,000
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	27,500	27,500
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue (Tampa International Airport) TOB VRDO	0.070%	11/4/21	4,000	4,000
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/24	630	710
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,575
[1,2]	Hillsborough County FL Utility Refunding Water Revenue TOB VRDO	0.120%	11/4/21	10,190	10,190
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	735	735
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	765	800
[1,2]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	17,500	17,500
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	185	193
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/23	70	76
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	100	104
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,835	1,916
[1,2]	JEA Electric System Electric Power & Light Revenue TOB VRDO	0.100%	11/4/21	4,200	4,200
	JEA Electric System Electric Power & Light Revenue VRDO	0.060%	11/3/21	31,305	31,305
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,955	2,132
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,115	1,216
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,000	1,044
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	300	327
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	670	673
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	290	310
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	275	303
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	338
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	750
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	160	165
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	190	208
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	185	210
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,045	1,065
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	505	538
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	900	996
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	23
	Martin County FL School Board Corp. COP	5.000%	10/1/22	1,125	1,173
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,360

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Martin County FL School Board Corp. COP	5.000%	10/1/24	1,505	1,700
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	2,023
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	760	796
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	890	927
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	1,015
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	997
[1,3]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/22	1,115	1,123
[1,3]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/23	1,170	1,230
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,430	1,474
	Miami-Dade County Expressway Authority Highway Revenue	4.000%	7/1/23	1,025	1,086
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	40	43
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	305	340
[4]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	331
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/25	200	230
	Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,286
[1]	Miami-Dade County FL Housing Finance Revenue TOB VRDO	0.300%	11/4/21	2,400	2,400
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/22	3,010	3,070
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/23	1,245	1,354
[2]	Miami-Dade County FL Recreational Revenue VRDO	0.050%	11/4/21	1,000	1,000
[2,8]	Miami-Dade County FL Special Obligation Revenue VRDO	0.050%	11/3/21	10,665	10,665
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	185	201
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.120%	11/4/21	3,100	3,100
[3]	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	4.125%	10/1/23	50	54
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	560	611
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	690	756
	Miami-Dade County IDA Resource Recovery Revenue PUT	0.320%	11/1/22	6,250	6,250
	Miami-Dade County School Board COP	5.000%	11/1/23	45	49
	Miami-Dade County School Board COP	5.000%	2/1/24	110	121
	Miami-Dade County School Board COP	5.000%	2/1/25	100	114
	Miami-Dade County School Board COP	5.000%	5/1/25	50	57
	Monroe County School District GO	0.230%	1/28/22	7,500	7,498
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,680	1,692
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	65	71
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	538
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,353
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	75	85
[1,2]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	11,715	11,715
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	60	67
[3]	Orlando FL Tourist Development Tax Lease Revenue	4.000%	11/1/21	1,000	1,000
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,000	1,047
	Orlando Utilities Commission Multiple Utility Revenue VRDO	0.040%	11/3/21	4,595	4,595
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	50	57
[3]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	1,385	1,429
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	160	166
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	216
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	191
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	481
[3]	Palm Bay FL GO	5.000%	7/1/22	870	897
[3]	Palm Bay FL GO	5.000%	7/1/23	915	986
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/22	100	103
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	116
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	115	125
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	120	133
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	125	140
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	725	752
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	670	726
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	1,025	1,042
	Palm Beach County School District COP	5.000%	8/1/23	45	49
	Palm Beach County School District COP	5.000%	8/1/24	200	225
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/23	650	707
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/24	780	882
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/22	275	284
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	330	356
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	275	308
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	470	544
	Polk County School District Sales Tax Revenue	5.000%	10/1/23	100	109
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,545	1,588
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	1,000	1,089
	School Board of Miami-Dade County COP	5.000%	11/1/24	60	68

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	120	130
	South Florida Water Management District COP	5.000%	10/1/23	250	272
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	34,925	34,925
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	11/4/21	3,230	3,230
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.150%	11/5/21	22,395	22,395
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,240	1,286
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	70	76
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	575	647
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/22	110	113
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/23	120	126
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	180	196
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/22	1,625	1,631
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	1,705	1,859
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/22	250	258
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	355	382
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	175	196
	Village Community Development District No. 13	1.800%	5/1/26	500	499
	Volusia County School Board COP	5.000%	8/1/24	125	141
[4]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	165	197
					526,419
Georgia (2.4%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/23	410	441
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	697
	Atlanta Development Authority Local or Guaranteed housing Revenue, Prere.	3.500%	9/1/23	60	63
	Atlanta Development Authority Local or Guaranteed Housing Revenue, Prere.	5.000%	9/1/23	75	81
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,315	1,357
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	90	99
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	100	103
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,015	5,822
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	165	181
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.080%	11/4/21	7,000	7,000
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	125	145
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	125	145
[1,2]	Atlanta GA Water Revenue TOB VRDO	0.080%	11/4/21	12,000	12,000
	Bartow County Development Authority Electric Power & Light Revenue (GA Power Co. Pilot Bowen Project) PUT	2.050%	11/19/21	2,050	2,052
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	180	202
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	11,250	11,250
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	9,750	9,750
	Burke County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,626
[1,2]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	0.110%	11/5/21	4,720	4,720
	Cartersville GA GO	5.000%	10/1/24	2,000	2,269
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	495
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	135	139
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	220	246
[2]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	21,600	21,600
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	525	535
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	200	204
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	533
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	735	816
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	394
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,179
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/22	1,245	1,280
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/23	1,035	1,112
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	2,355	2,750
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/22	200	203
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	300	318
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	221
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	286
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	442
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,825	3,097
	Forsyth County School District GO	5.000%	2/1/22	2,750	2,783
	Forsyth County School District GO	5.000%	2/1/23	40	42
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	602
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	305	364
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	15,500	15,500
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,380	1,433
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,762
[1,2]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/4/21	3,750	3,750
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	310	343

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	344
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	295
	Georgia GO	5.000%	1/1/22	16,110	16,238
	Georgia GO	5.000%	2/1/22	1,725	1,746
	Georgia GO	5.000%	7/1/22	15,135	15,621
	Georgia GO	5.000%	7/1/22	12,385	12,783
	Georgia GO	5.000%	7/1/22	19,135	19,750
	Georgia GO	5.000%	1/1/23	3,450	3,643
	Georgia GO	5.000%	2/1/23	50	53
	Georgia GO	5.000%	7/1/23	14,420	15,564
	Georgia GO	5.000%	7/1/23	50	54
	Georgia GO	5.000%	8/1/23	3,515	3,807
	Georgia GO	5.000%	9/1/23	390	405
	Georgia GO	5.000%	1/1/24	5,090	5,368
	Georgia GO	5.000%	1/1/24	200	220
	Georgia GO	5.000%	2/1/24	90	99
	Georgia GO	5.000%	7/1/24	155	174
	Georgia GO	4.000%	10/1/24	160	166
	Georgia GO	5.000%	12/1/24	50	57
	Georgia GO	5.000%	2/1/25	35	40
	Georgia GO	4.000%	7/1/25	600	677
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/22	375	378
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/22	2,250	2,267
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	550	580
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	3,000	3,162
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/21	1,415	1,415
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,115	1,167
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	0.060%	11/3/21	44,560	44,560
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	2,500	2,519
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	545	549
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	1,230	1,240
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	474
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	1,845	1,945
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	911
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,015	1,114
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	955	1,088
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	495	563
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,305	1,530
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/22	595	600
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	720	759
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	790	867
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	600	683
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	615	721
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,370	3,699
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	180	189
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	274
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	413
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	484
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	2,635	2,655
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	25	28
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,175	1,316
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,800	3,135
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,605	1,861
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	3,000	3,478
[1,2]	Georgia State Road & Tollway Authority Highway Revenue TOB VRDO	0.120%	11/4/21	2,000	2,000
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	850	915
	Henry County School District GO	5.000%	8/1/22	5,250	5,438
	Henry County School District GO	5.000%	8/1/23	1,615	1,748
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/22	200	203
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	510	523
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/22	250	260
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	3/1/23	1,000	1,049
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	802
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	5,040	5,332
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	541
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	445	477
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,219
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	915	1,027
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,694

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	415	457
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,912
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	687
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	2,298
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	824
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	39,275	41,650
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	19,990	21,355
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	13,555	14,899
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	14,640	16,663
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	895	1,048
[2,5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	0.885%	12/1/23	14,000	14,125
[2,5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.620%	12/1/23	17,080	17,137
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/22	855	880
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	805	900
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	475	565
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,626
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	565	580
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,040	1,114
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,390
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	452
	Muscogee County School District GO	5.000%	10/1/24	3,790	4,300
[2]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	20,750	20,750
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/22	275	280
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,587
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/24	675	747
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,775	9,099
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	707
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/23	300	326
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/25	425	494
[5]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.470%	8/16/22	43,600	43,608
	Richmond County Board of Education GO	5.000%	10/1/25	500	586
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	365	416
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	883
					557,733
Guam (0.0%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/22	355	370
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	750	797
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	412
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	500	515
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	550	588
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,217
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/24	140	141
					4,040
Hawaii (0.5%)
[5]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	5/27/22	3,765	3,765
[5]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	5/27/22	1,940	1,940
	Hawaii GO	5.000%	4/1/22	5,500	5,611
	Hawaii GO	4.000%	5/1/22	1,050	1,070
	Hawaii GO	5.000%	12/1/22	5,575	5,597
	Hawaii GO	5.000%	8/1/23	105	114
	Hawaii GO	5.000%	10/1/23	50	55
	Hawaii GO	5.000%	10/1/23	150	164
	Hawaii GO	5.000%	10/1/23	2,190	2,389
	Hawaii GO	5.000%	10/1/23	655	714
	Hawaii GO	5.000%	10/1/23	70	76
	Hawaii GO	5.000%	10/1/23	65	71
	Hawaii GO	5.000%	12/1/23	1,770	1,777
	Hawaii GO	5.000%	5/1/24	75	84
	Hawaii GO	5.000%	10/1/24	1,335	1,514
	Hawaii GO	5.000%	10/1/24	40	45
	Hawaii GO	5.000%	1/1/25	50	57
	Hawaii GO, Prere.	5.000%	12/1/21	4,615	4,633
	Hawaii GO, Prere.	5.000%	12/1/21	4,730	4,748
	Hawaii GO, Prere.	5.000%	12/1/21	12,635	12,684
	Hawaii GO, Prere.	5.000%	11/1/22	2,350	2,463

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO, Prere.	5.000%	8/1/23	1,315	1,423
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,970	6,403
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	9,089
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,220	9,888
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	9,089
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	7,195	7,717
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,175	4,478
	Honolulu HI City & County GO	4.000%	11/1/21	1,090	1,090
	Honolulu HI City & County GO	4.000%	9/1/22	2,095	2,162
	Honolulu HI City & County GO	5.000%	9/1/22	2,000	2,080
	Honolulu HI City & County GO	4.000%	7/1/23	1,150	1,222
	Honolulu HI City & County GO	5.000%	7/1/23	500	540
	Honolulu HI City & County GO	5.000%	9/1/23	220	239
[6]	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,710
	Honolulu HI City & County GO	4.000%	7/1/24	1,100	1,206
	Honolulu HI City & County GO	5.000%	7/1/24	500	562
	Honolulu HI City & County GO	5.000%	10/1/24	60	68
	Honolulu HI City & County GO	5.000%	11/1/24	140	147
[6]	Honolulu HI City & County GO	5.000%	11/1/24	1,875	2,047
	Honolulu HI City & County GO	4.000%	7/1/25	505	569
	Honolulu HI City & County GO	5.000%	7/1/25	275	320
[6]	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,197
	Honolulu HI City & County GO	5.000%	3/1/26	500	594
	Honolulu HI City & County GO	4.000%	7/1/26	285	329
	Honolulu HI City & County GO	5.000%	7/1/26	500	600
[6]	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,834
	Honolulu HI City & County GO PUT	5.000%	9/1/23	350	375
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.000%	7/1/22	3,410	3,496
					122,045
Idaho (0.0%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/24	250	275
	Canyon County School District No. 134 Middleton GO	5.000%	9/15/24	2,000	2,260
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/22	2,700	2,741
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,025	1,087
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	130	140
	University of Idaho College & University Revenue	5.000%	4/1/23	360	384
[4]	University of Idaho College & University Revenue	5.000%	4/1/24	160	178
					7,065
Illinois (5.2%)
[1,2]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.200%	11/4/21	25,335	25,335
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/22	500	506
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/22	200	200
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	187
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	470	512
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	234
[7]	Chicago Board of Education GO	0.000%	12/1/21	510	510
	Chicago Board of Education GO	5.000%	12/1/21	7,000	7,026
	Chicago Board of Education GO	5.000%	12/1/21	2,830	2,841
	Chicago Board of Education GO	5.000%	12/1/21	5,170	5,189
	Chicago Board of Education GO	5.000%	12/1/21	190	191
	Chicago Board of Education GO	5.000%	12/1/21	2,500	2,509
	Chicago Board of Education GO	5.000%	12/1/21	400	401
[7]	Chicago Board of Education GO	5.250%	12/1/21	2,000	2,007
[7]	Chicago Board of Education GO	0.000%	12/1/22	835	830
	Chicago Board of Education GO	5.000%	12/1/22	1,540	1,614
[3]	Chicago Board of Education GO	5.000%	12/1/22	500	525
	Chicago Board of Education GO	5.000%	12/1/22	5,915	6,199
	Chicago Board of Education GO	5.000%	12/1/22	785	823
	Chicago Board of Education GO	5.000%	12/1/22	500	524
[7]	Chicago Board of Education GO	0.000%	12/1/23	2,895	2,850
[7]	Chicago Board of Education GO	0.000%	12/1/23	175	172
	Chicago Board of Education GO	5.000%	12/1/23	590	643
[3]	Chicago Board of Education GO	5.000%	12/1/23	2,000	2,184
	Chicago Board of Education GO	5.000%	12/1/23	4,415	4,812
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,177
[7]	Chicago Board of Education GO	0.000%	12/1/24	1,175	1,142
[7]	Chicago Board of Education GO	0.000%	12/1/24	900	875
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,125

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,294
[7]	Chicago Board of Education GO	0.000%	12/1/25	220	210
[7]	Chicago Board of Education GO	0.000%	12/1/25	585	558
[7,9]	Chicago Board of Education GO	0.000%	12/1/25	25	24
[7]	Chicago Board of Education GO	0.000%	12/1/26	2,030	1,895
	Chicago Board of Education GO	5.000%	12/1/26	2,195	2,596
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,715
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/22	1,330	1,339
[1,2]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	0.130%	11/4/21	133,865	133,865
	Chicago IL GO	0.000%	1/1/22	1,550	1,546
	Chicago IL GO	5.000%	1/1/22	725	730
	Chicago IL GO	5.000%	1/1/22	275	277
[7]	Chicago IL GO	0.000%	1/1/23	100	99
	Chicago IL GO	5.000%	1/1/23	3,730	3,920
	Chicago IL GO	5.000%	1/1/23	250	263
	Chicago IL GO	5.000%	1/1/23	390	393
	Chicago IL GO	5.000%	1/1/24	3,440	3,757
	Chicago IL GO	5.000%	1/1/24	500	546
	Chicago IL GO	5.000%	1/1/24	560	612
	Chicago IL GO	5.000%	1/1/24	50	55
	Chicago IL GO	0.000%	1/1/25	40	38
	Chicago IL GO	5.000%	1/1/25	2,500	2,823
	Chicago IL GO	5.000%	1/1/25	5	6
	Chicago IL GO	5.000%	1/1/26	250	290
	Chicago IL GO, ETM	5.000%	1/1/22	475	479
	Chicago IL GO, ETM	5.000%	1/1/23	1,670	1,761
	Chicago IL Motor Fuel Sales Tax Revenue	5.000%	1/1/26	500	536
[1,2]	Chicago IL Park District GO TOB VRDO	0.130%	11/4/21	6,000	6,000
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	1,000	1,143
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	850	972
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.120%	11/4/21	45,790	45,790
[1,2]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	0.130%	11/4/21	12,000	12,000
	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/22	175	176
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	1,085	1,093
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	1,450	1,461
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,370	2,498
[1,2,3]	Chicago IL Water Revenue TOB VRDO	0.170%	11/4/21	1,045	1,045
[1,2]	Chicago IL Water Revenue TOB VRDO	0.170%	11/4/21	1,245	1,245
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	1,325	1,325
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	770	770
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/21	230	230
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	200	211
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	50	53
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	250	252
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	385	406
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	250	264
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	105	111
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	980	1,077
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	170	187
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	380	417
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	75	86
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	60	63
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,115	1,225
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	510	599
	Chicago Park District GO	4.000%	1/1/23	650	677
	Chicago Park District GO	4.000%	1/1/23	275	286
	Chicago Park District GO	5.000%	1/1/23	790	796
	Chicago Park District GO	5.000%	1/1/23	100	105
	Chicago Park District GO	4.000%	1/1/24	670	720
	Chicago Park District GO	5.000%	1/1/24	100	110
	Chicago Park District GO	4.000%	1/1/25	390	431
	Chicago Park District GO	4.000%	1/1/25	2,315	2,556
[4]	Chicago Park District GO	5.000%	1/1/25	200	227
	Chicago Park District GO	4.000%	1/1/26	1,190	1,342
	Chicago Park District GO	4.000%	1/1/26	715	806
	Chicago Park District GO, Prere.	5.750%	1/1/24	170	190
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	3,545	3,639
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	2,555	2,623
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,971

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.120%	11/4/21	20,000	20,000
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/22	3,125	3,287
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,166
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/22	1,000	1,039
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,744
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,865
	Cook County High School District No. 203 New Trier Township GO	5.000%	12/15/24	1,620	1,844
[1,2]	Cook County IL Forest Preserve District GO TOB VRDO	0.130%	11/4/21	7,660	7,660
	Cook County IL GO	3.000%	11/15/21	665	666
	Cook County IL GO	5.000%	11/15/21	500	501
	Cook County IL GO	5.000%	11/15/22	285	299
	Cook County IL GO	5.000%	11/15/22	3,220	3,380
	Cook County IL GO	5.000%	11/15/23	900	986
	Cook County IL GO	5.000%	11/15/24	1,025	1,164
	Cook County IL GO	5.250%	11/15/24	50	50
	Cook County IL GO	5.000%	11/15/25	805	944
[1,2]	Cook County IL GO TOB VRDO	0.120%	11/4/21	7,500	7,500
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	300	315
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	895	980
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	260	296
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	275	322
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/21	2,575	2,583
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,788
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/23	935	989
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	1,029
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	5,378
[2]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	0.060%	11/3/21	26,900	26,900
[2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.030%	11/1/21	14,000	14,000
[2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.060%	11/4/21	18,105	18,105
[1,2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.080%	11/4/21	7,750	7,750
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	11/3/21	7,000	7,000
	Illinois Finance Authority College & University Revenue	5.000%	9/1/22	225	233
	Illinois Finance Authority College & University Revenue	5.000%	12/1/22	6,310	6,638
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	50	54
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	2,850	3,104
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	830	926
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,910
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,204
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	4,000	4,678
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	1,029
	Illinois Finance Authority College & University Revenue VRDO	0.050%	11/4/21	12,997	12,997
	Illinois Finance Authority College & University Revenue VRDO	0.050%	11/4/21	15,420	15,420
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	914
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	750	765
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	285	288
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	897
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,455	1,504
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	435	451
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,575	1,679
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	750	803
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	45	49
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	542
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	135	146
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	601
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,731
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	235	260
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	892
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	564
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,868
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,305	1,523
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	175	202
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Ascension Health Credit Group) TOB VRDO	0.080%	11/4/21	10,360	10,360
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	4/29/22	7,580	7,656
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,195	24,415
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,060	1,179
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.350%	5/27/22	5,705	5,705
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.750%	5/1/26	1,125	1,128

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	8,760	8,760
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	2,500	2,500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	3,200	3,200
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	14,500	14,500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	26,465	26,465
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	96,870	96,870
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	120	135
	Illinois Finance Authority Lease Revenue	5.000%	1/1/22	2,710	2,732
	Illinois Finance Authority Lease Revenue	5.000%	7/1/22	2,320	2,395
	Illinois Finance Authority Lease Revenue	4.000%	1/1/23	935	976
	Illinois Finance Authority Lease Revenue	5.000%	7/1/23	2,640	2,849
	Illinois Finance Authority Lease Revenue	5.000%	1/1/24	95	104
	Illinois Finance Authority Lease Revenue	4.000%	1/1/25	65	72
	Illinois Finance Authority Water Revenue	5.000%	1/1/23	65	69
	Illinois Finance Authority Water Revenue	5.000%	1/1/24	195	214
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	310	348
	Illinois GO	5.000%	11/1/21	38,570	38,570
	Illinois GO	5.000%	2/1/22	1,645	1,664
	Illinois GO	4.000%	3/1/22	2,725	2,759
	Illinois GO	5.000%	3/1/22	2,625	2,666
	Illinois GO	5.000%	4/1/22	1,650	1,682
	Illinois GO	5.000%	4/1/22	2,790	2,845
	Illinois GO	5.125%	5/1/22	1,750	1,792
	Illinois GO	5.250%	5/1/22	320	328
	Illinois GO	5.000%	7/1/22	4,495	4,635
	Illinois GO	5.000%	8/1/22	3,500	3,622
	Illinois GO	5.000%	10/1/22	17,810	18,566
	Illinois GO	5.000%	11/1/22	30,280	31,678
	Illinois GO	4.000%	2/1/23	1,695	1,770
	Illinois GO	5.000%	2/1/23	390	412
	Illinois GO	4.000%	3/1/23	6,000	6,284
	Illinois GO	5.000%	3/1/23	1,125	1,193
	Illinois GO	5.000%	4/1/23	145	154
	Illinois GO	5.000%	5/1/23	390	416
	Illinois GO	5.000%	5/1/23	1,000	1,068
	Illinois GO	5.250%	5/1/23	1,500	1,607
	Illinois GO	5.375%	5/1/23	4,100	4,400
	Illinois GO	5.000%	8/1/23	575	620
	Illinois GO	5.000%	10/1/23	100	108
	Illinois GO	5.000%	10/1/23	5,000	5,423
	Illinois GO	5.000%	11/1/23	25,195	27,413
	Illinois GO	5.000%	11/1/23	2,035	2,214
	Illinois GO	5.000%	12/1/23	100	109
	Illinois GO	4.000%	1/1/24	490	493
	Illinois GO	4.000%	2/1/24	50	54
	Illinois GO	5.000%	2/1/24	850	933
	Illinois GO	5.000%	3/1/24	4,000	4,403
	Illinois GO	5.000%	4/1/24	375	414
	Illinois GO	4.000%	5/1/24	125	135
	Illinois GO	5.000%	5/1/24	1,095	1,212
	Illinois GO	5.500%	5/1/24	2,875	3,218
	Illinois GO	5.000%	6/1/24	2,500	2,775
	Illinois GO	0.000%	8/1/24	200	195
	Illinois GO	5.000%	8/1/24	10,975	11,349
	Illinois GO	5.000%	10/1/24	815	915
	Illinois GO	5.000%	11/1/24	7,300	8,218
	Illinois GO	4.000%	1/1/25	630	634
	Illinois GO	5.000%	1/1/25	75	85
	Illinois GO	5.000%	2/1/25	3,750	4,252
	Illinois GO	5.000%	2/1/25	625	684
	Illinois GO	5.000%	3/1/25	3,050	3,466
	Illinois GO	5.000%	5/1/25	2,500	2,853
	Illinois GO	5.500%	5/1/25	3,000	3,475
	Illinois GO	5.500%	7/1/25	300	325
	Illinois GO	4.000%	8/1/25	720	738
	Illinois GO	5.000%	8/1/25	5,275	5,451
	Illinois GO	5.000%	10/1/25	4,005	4,616
	Illinois GO	5.000%	11/1/25	7,500	8,661
	Illinois GO	5.000%	1/1/26	3,460	4,011

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Illinois GO TOB VRDO	0.100%	11/5/21	1,275	1,275
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.800%	2/1/23	745	756
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	860	882
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	490
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/23	2,875	2,879
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	70	74
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,525	2,599
	Illinois Sales Tax Revenue	5.000%	6/15/22	50	51
	Illinois Sales Tax Revenue	5.000%	6/15/22	5,000	5,146
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	82
	Illinois Sales Tax Revenue	5.000%	6/15/23	6,485	6,951
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,160	1,244
	Illinois Sales Tax Revenue	5.000%	6/15/23	285	306
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,361
[7]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,865	2,032
	Illinois Sales Tax Revenue	5.000%	6/15/24	690	739
[7]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	291
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,475	1,577
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,323
	Illinois Sales Tax Revenue	5.000%	6/15/26	500	534
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,474
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	6,530	6,530
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	2,500	2,500
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	6,925	6,925
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	1,750	1,764
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	3,000	3,023
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	475	499
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	65	69
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	2,295	2,421
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	200	211
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	190	209
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,235	7,111
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,210	1,423
[1,2]	Illinois State Toll Highway Authority Highway Revenue TOB VRDO	0.080%	11/4/21	4,500	4,500
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/21	390	392
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/22	195	203
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/23	155	167
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	390	433
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	115	119
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	229
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	158
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	250	272
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/24	185	202
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,828
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	4,196
	Lake County IL GO	4.000%	11/30/22	3,340	3,474
	Lake County IL GO	4.000%	11/30/23	6,670	7,185
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,545	1,661
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/22	30	30
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/23	85	84
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/24	100	98
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,300
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	1,250	1,322
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, Prere.	5.750%	6/15/22	4,025	4,201
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	75	77
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/23	365	400
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	620	684
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	400	463
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	297
[4]	Peoria IL GO	4.000%	1/1/23	500	520
[4]	Peoria IL GO	4.000%	1/1/24	500	537
[4]	Peoria IL GO	4.000%	1/1/25	750	825
[4]	Peoria IL GO	4.000%	1/1/26	250	281
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	12,110	12,439
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	5,619
[7]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	550	598
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/24	25	28
	Regional Transportation Authority Sales Tax Revenue PUT	0.400%	11/1/21	18,585	18,585
[1,2]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.080%	11/4/21	7,195	7,195

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Romeoville IL GO	5.000%	12/30/24	2,685	3,062
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/23	85	90
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	2,815	3,191
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.190%	11/4/21	20,315	20,315
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.190%	11/5/21	8,340	8,340
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/22	700	714
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	855
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/23	640	673
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,919
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue, Prere.	7.125%	11/1/23	120	136
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	254
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	263
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	245	271
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	285	326
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	60	64
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	45	51
[1,2]	Springfield IL Water Revenue TOB VRDO	0.210%	11/5/21	8,225	8,225
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	872
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	960
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	1,050
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,139
[4]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	525
[4]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	834
	Will County IL GO	3.000%	11/15/23	1,430	1,510
	Will County IL GO	4.000%	11/15/24	500	554
	Will County IL GO	4.000%	11/15/25	335	382
					1,201,473
Indiana (1.6%)
	Ball State University College & University Revenue	5.000%	7/1/22	350	361
	Ball State University College & University Revenue	5.000%	7/1/23	380	410
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	425	449
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,615	1,744
	Franklin IN Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,100	1,126
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,021
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/22	1,520	1,534
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/22	1,000	1,033
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	1,000	1,055
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	108
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	98
	Indiana Bond Bank Miscellaneous Revenue (Advance Funding Program)	2.000%	1/10/22	15,000	15,049
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,500	3,455
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	500
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,615	2,625
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,340	2,395
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,300	1,331
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,470	2,587
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,380	1,446
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,360	1,425
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,300	2,419
[6]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	320	337
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	100	109
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,900	4,278
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	50	55
[6]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	387
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	95	108
[6]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	422
[6]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	450
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	100	105
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,530	7,498
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/1/21	13,725	13,725
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	11,755	11,755
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	22,750	22,750
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	25,000	25,000
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	11/4/21	12,200	12,200
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	1/1/22	3,000	3,007
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	1/1/22	3,000	3,007
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	1/1/22	11,125	11,151
[1,2]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	11/4/21	32,000	32,000
	Indiana Finance Authority Lease Revenue	5.000%	2/1/22	3,960	4,008

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Lease Revenue	5.000%	2/1/23	50	53
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	865	950
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,521
	Indiana Finance Authority Lease Revenue (Lease Appropriation-Stadium Project) VRDO	0.040%	11/1/21	27,195	27,195
[1,2]	Indiana Finance Authority Revenue TOB VRDO	0.200%	11/4/21	19,205	19,205
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	4,800	5,231
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	817
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	5,000	5,672
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	566
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,075	1,259
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	876
[6]	Indiana Finance Authority Water Revenue	4.000%	2/1/23	7,000	7,311
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	60	64
[6]	Indiana Finance Authority Water Revenue	5.000%	2/1/24	10,000	11,013
[6]	Indiana Finance Authority Water Revenue	5.000%	2/1/25	6,775	7,739
[6]	Indiana Finance Authority Water Revenue	5.000%	2/1/26	3,250	3,835
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	11/2/21	6,320	6,320
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.750%	11/2/21	100	100
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,000	1,035
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,038
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,610	1,724
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,546
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	10,650	10,650
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	20	23
[7]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,200	1,330
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/22	850	873
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,610	1,728
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	520	571
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,253
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	686
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,925	2,218
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	960
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	2,136
[1,2,3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.110%	11/4/21	4,750	4,750
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/22	2,380	2,393
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/22	2,895	2,950
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	50	53
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	150	159
[4]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/24	940	992
[4]	Mishawaka IN Waterworks Water Revenue	3.000%	7/1/24	960	1,024
[4]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	528
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	220	233
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	891
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	931
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	971
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	885	1,008
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	905	1,046
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	703
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/22	545	549
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/22	1,000	1,026
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	900	939
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	855	907
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/22	1,460	1,498
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	1/10/23	650	679
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/23	830	881
	Purdue University College & University Revenue	5.000%	7/1/22	1,050	1,084
	Purdue University College & University Revenue	5.000%	7/1/22	505	521
	Purdue University College & University Revenue	5.000%	7/1/23	420	453
	Purdue University College & University Revenue	5.000%	7/1/24	615	691
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	280	316
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,525	2,546
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,750	2,773
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,105	1,228
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,015	1,154
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	545	568
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	466
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	601
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	572
					360,105

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa (0.2%)
	Cedar Rapids IA GO	5.000%	6/1/24	1,625	1,820
	Cedar Rapids IA GO	5.000%	6/1/25	1,715	1,990
	Des Moines IA GO	5.000%	6/1/22	5,000	5,140
	Des Moines IA GO	5.000%	6/1/23	1,570	1,688
	Iowa City Community School District GO	5.000%	6/1/22	2,760	2,837
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,200	1,216
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/23	325	328
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,435	1,584
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	120
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	10,130	10,130
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	5,120	5,189
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.040%	11/4/21	8,730	8,730
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	200	217
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	235
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	369
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	289
	Iowa Parimutuel Betting Revenue	5.000%	6/1/23	70	75
[1,2]	Iowa State Finance Authority Revenue Revolving Green Bond Fund Water Revenue TOB VRDO	0.080%	11/4/21	7,500	7,500
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.375%	6/1/30	710	709
					50,166
Kansas (0.3%)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	500	501
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	9/1/24	100	113
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/23	2,650	2,840
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,175	1,299
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,000	2,267
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	150	163
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	105	113
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/22	6,730	6,892
[1,2]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	8,000	8,000
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	45	48
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	552
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	600	646
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	139
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	350
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	266
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	274
	Manhattan KS GO	0.200%	6/15/24	26,300	26,090
	Manhattan KS GO	0.400%	6/15/25	12,865	12,781
	Olathe KS GO	4.250%	10/1/24	1,360	1,513
	Reno County Unified School District No. 313 Buhler GO, Prere.	4.000%	9/1/22	150	155
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/23	75	80
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	70	77
[1,2]	University of Kansas Hospital Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	11/4/21	14,205	14,205
					79,364
Kentucky (1.0%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	253
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	310	327
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	329
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	352
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	165	179
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/23	1,275	1,388
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	1,990	2,165
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	570	620
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,358
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,374
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,247
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,750
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	105	119
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	2.000%	3/1/23	160	163
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	527
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	5.000%	9/1/23	545	590
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/22	1,685	1,750
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	1,917
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	1,052
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	835	903
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	11,250	11,250

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	1/1/23	3,275	3,468
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,494
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	430	482
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/22	1,175	1,217
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,339
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/22	1,535	1,544
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	400	408
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	300	306
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/22	6,415	6,569
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	1,000	1,039
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/23	1,640	1,708
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	1,280	1,351
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	725	766
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	6,375	6,750
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,780
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,649
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	653
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/24	120	131
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,654
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,401
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	631
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	29,930	32,189
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	13,495	14,809
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	22,720	25,145
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	685	759
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	12,170	13,775
[1,2]	Kentucky State Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	6,310	6,310
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/21	8,500	8,500
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	320	331
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,590	1,719
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	470	508
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	100	109
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	767
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/23	850	906
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	989
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,896
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,784
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/23	100	107
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,570	2,874
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	850	951
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/23	90	97
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	30,560	33,259
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	1,125	1,351
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/22	1,010	1,049
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,148
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,255
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/22	1,445	1,456
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	1,240	1,290
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	965	1,004
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	1,084
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,206
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	255	260
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	255	272
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	377
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	305	350
					239,839
Louisiana (1.0%)
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	60	64
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	80	86
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.030%	11/1/21	22,060	22,060
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/22	250	253
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	120	127
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	145	160
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	215	246
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	59
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	185	212
[1,2]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	11/4/21	18,950	18,950
[4]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/22	300	311

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	449
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	4,250	4,251
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	20,225	20,233
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	6,500	6,503
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/22	1,700	1,732
	Louisiana GO	5.000%	2/1/23	65	69
	Louisiana GO, Prere.	4.000%	5/15/23	50	53
	Louisiana GO, Prere.	4.000%	5/15/23	50	53
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	4,130	4,295
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,270	3,550
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,845
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	150	169
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	509
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	875
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	690
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	300	313
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	751
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Abatement) Revenue, Prere.	4.000%	2/1/23	165	173
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	2,145	2,237
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,275	2,373
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,750	11,709
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	50	55
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,059
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,676
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,912
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,525	2,537
	Louisiana Public Facilities Authority Appropriations Revenue	5.000%	6/1/24	20	22
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/25	500	574
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	285	294
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,685	3,828
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,965	2,041
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,000	3,116
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	415
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,547
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,469
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,457
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,808
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/23	2,835	3,036
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	3,045	3,497
[1,2,3]	Louisiana Public Facilities Authority Hospital Health, Hospital, Nursing Home Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.150%	11/4/21	3,525	3,525
[2]	Louisiana Public Facilities Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	10,850	10,850
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,150	1,204
[3]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	230	236
[1,2]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.150%	11/4/21	10,300	10,300
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	105	117
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	60	68
[4]	Shreveport LA GO	3.000%	8/1/22	1,750	1,783
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/22	550	577
[3]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	599
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	546
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	9,245	9,525
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,500	2,620
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	15,505	15,768
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	10,425	10,734
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	945	1,136
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	490	523
					218,814
Maine (0.1%)
	Maine GO	4.000%	6/1/22	3,785	3,869
	Maine GO	5.000%	6/1/23	3,000	3,226
	Maine GO	5.000%	6/1/24	150	168

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	155	159
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	175	189
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	299
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	236
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	6,075	6,075
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/22	195	200
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	225	243
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	384
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	110
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/22	1,150	1,196
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	500	543
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	650	734
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	940	1,099
[1,2]	Maine State Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	840	840
	Portland ME GO	4.000%	4/1/23	1,100	1,159
	Portland ME GO	4.000%	10/1/23	600	642
	Portland ME GO	4.000%	4/1/24	700	761
	Portland ME GO	4.000%	10/1/24	500	552
	Portland ME GO	4.000%	4/1/25	2,045	2,287
	Portland ME GO	4.000%	10/1/25	600	679
	Westbrook ME GO	5.000%	4/1/24	450	500
					26,150
Maryland (1.5%)
	Anne Arundel County MD GO	5.000%	10/1/22	4,930	5,147
	Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,213
	Anne Arundel County MD GO	5.000%	4/1/24	65	72
	Anne Arundel County MD GO	5.000%	4/1/24	11,685	13,007
	Anne Arundel County MD GO	5.000%	4/1/24	3,155	3,512
	Anne Arundel County MD GO	5.000%	10/1/24	1,700	1,929
	Baltimore County MD GO	5.000%	2/1/22	1,370	1,387
	Baltimore County MD GO	5.000%	3/1/24	500	555
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,219
	Baltimore County MD GO	5.000%	3/1/25	900	1,036
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,303
	Baltimore County MD GO	5.000%	3/1/25	115	132
	Baltimore County MD GO	5.000%	3/1/26	1,000	1,189
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.700%	6/1/23	100	101
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	128
	Baltimore MD Water Revenue, Prere.	5.000%	1/1/24	150	165
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	345
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/23	865	898
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	1,500	1,591
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/22	4,130	4,287
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/23	130	138
	Howard County MD GO	5.000%	2/15/22	11,360	11,518
	Howard County MD GO	5.000%	8/15/22	1,255	1,303
[2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	10,675	10,675
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/22	1,000	1,034
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	120	127
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/23	190	204
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,195	1,290
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,160	1,212
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,340	10,033
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/24	80	88
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	50	57
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5,000	5,676
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,250	1,402
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,200	1,301
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	75	81
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,600
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,220	1,414
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	985	1,103
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,155	1,378
[6]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,015	1,169
	Maryland Economic Development Corp. Electric Power & Light Revenue	1.700%	9/1/22	15,000	15,158
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.070%	11/3/21	18,860	18,860
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,789
	Maryland GO	4.000%	8/1/22	2,630	2,705
	Maryland GO	4.000%	8/15/22	200	206

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	5.000%	8/1/23	1,135	1,229
	Maryland GO	5.000%	8/1/23	375	406
	Maryland GO	5.000%	8/1/23	3,770	4,083
	Maryland GO	5.000%	6/1/24	30	34
	Maryland GO	5.000%	8/1/24	105	118
	Maryland GO	5.000%	8/1/24	3,450	3,891
	Maryland GO	5.000%	8/1/24	50	56
	Maryland GO	5.000%	3/1/25	3,000	3,453
	Maryland GO	4.000%	6/1/25	60	66
	Maryland GO	5.000%	8/1/25	475	554
	Maryland GO	5.000%	8/1/25	16,710	19,503
	Maryland GO	5.000%	3/1/26	12,500	14,855
	Maryland GO, Prere.	4.000%	3/1/23	125	131
	Maryland GO, Prere.	5.000%	3/1/23	50	53
[2]	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.050%	11/3/21	8,050	8,050
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	780	786
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	358
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	190	200
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	325	347
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	125	137
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	390	433
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	155
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	341
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	490	563
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	134
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,548
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	30,935	30,935
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	10,000	10,000
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	100	107
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	235	252
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/24	2,500	2,819
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,370	6,575
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	7,115
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	1,500	1,618
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	660	742
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,210	1,408
[5]	Montgomery County MD	0.010%	11/30/21	16,000	16,000
	Montgomery County MD GO	5.000%	11/1/21	9,625	9,625
	Montgomery County MD GO	5.000%	12/1/21	12,970	13,021
	Montgomery County MD GO	5.000%	11/1/22	1,375	1,441
	Montgomery County MD GO	5.000%	12/1/24	70	77
	Montgomery County MD GO, Prere.	5.000%	11/1/24	100	114
	Prince George's County MD GO	5.000%	3/1/22	2,230	2,266
	Prince George's County MD GO	5.000%	7/1/22	4,745	4,897
	Prince George's County MD GO	5.000%	7/15/22	6,165	6,374
	Prince George's County MD GO	5.000%	8/1/22	1,025	1,062
	Prince George's County MD GO	5.000%	7/15/23	2,025	2,189
	Prince George's County MD GO	5.000%	8/1/23	350	379
	Prince George's County MD GO	5.000%	7/1/24	5,105	5,738
	Prince George's County MD GO	5.000%	7/15/24	35	39
	Prince George's County MD GO	4.000%	9/1/24	45	50
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	799
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	500
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	300	309
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/22	2,975	3,041
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	5,000	5,140
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	1,455	1,496
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	3,875	3,983
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	8,535	9,174
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	2,275	2,445
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/24	50	56
					349,007
Massachusetts (1.7%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/22	450	459
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/22	435	453
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	305	325
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	218
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	290	322
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	300	339

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	175	201
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	165	192
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	330	389
	Cambridge MA GO	5.000%	2/15/23	4,100	4,352
	Cambridge MA GO	5.000%	2/15/24	4,055	4,491
	Cambridge MA GO	5.000%	2/15/25	4,090	4,704
	Cambridge MA GO	5.000%	2/15/26	3,040	3,612
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	135	145
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	125	129
	Commonwealth of Massachusetts GO	5.000%	11/1/21	24,000	24,000
	Commonwealth of Massachusetts GO	5.000%	1/1/22	7,490	7,550
	Commonwealth of Massachusetts GO	5.000%	7/1/22	8,070	8,329
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,800	4,954
	Commonwealth of Massachusetts GO	5.000%	3/1/23	275	293
	Commonwealth of Massachusetts GO	5.000%	5/1/23	8,095	8,673
	Commonwealth of Massachusetts GO	5.000%	7/1/23	120	130
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	108
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	103
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	108
[3]	Commonwealth of Massachusetts GO	5.250%	9/1/23	190	207
	Commonwealth of Massachusetts GO	5.000%	10/1/23	260	284
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,655	1,811
	Commonwealth of Massachusetts GO	3.000%	12/1/23	24,785	26,186
	Commonwealth of Massachusetts GO	5.000%	7/1/24	60	67
	Commonwealth of Massachusetts GO	5.000%	7/1/24	470	528
	Commonwealth of Massachusetts GO	5.000%	7/1/24	55	62
	Commonwealth of Massachusetts GO	5.000%	8/1/24	915	1,032
[3]	Commonwealth of Massachusetts GO	5.250%	9/1/24	155	176
	Commonwealth of Massachusetts GO	5.000%	1/1/25	45	52
	Commonwealth of Massachusetts GO	5.000%	4/1/25	5,155	5,951
	Commonwealth of Massachusetts GO	4.000%	5/1/25	115	121
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	24,695	24,966
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	100	107
[1,2]	Commonwealth of Massachusetts GO TOB VRDO	0.120%	11/4/21	1,500	1,500
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	7,135	7,477
	Danvers MA GO	5.000%	7/1/23	1,065	1,149
	Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/23	715	738
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/23	125	135
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,575	2,892
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,750	1,965
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/24	75	85
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,720	3,161
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,354
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	12/1/21	935	938
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	75	81
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	110	124
	Massachusetts Clean Water Trust Water Revenue	4.000%	2/1/25	1,940	2,165
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/25	3,810	4,375
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	1,315	1,355
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	550	567
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/23	55	59
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	295	332
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,739
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	9,328
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,150	1,251
[1,2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.130%	11/4/21	6,665	6,665
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,290	1,295
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,990	2,053
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,740	2,826
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	765	789
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	551
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	180	188
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	700	730
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	110	118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	510	549
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	821
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	1,028
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	244
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	599

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	840	859
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	711
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	648
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,650	2,967
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	265	298
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	566
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	337
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	760
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	65	74
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.470%	1/27/22	5,000	5,000
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	5,570	5,570
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	12,500	12,500
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,875	2,882
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	145	158
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	115	125
[1,2]	Massachusetts GO TOB VRDO	0.050%	11/4/21	4,300	4,300
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,725
[3]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.123%	7/1/40	20,340	20,340
[3]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.290%	7/1/40	15,695	15,695
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	18,200	18,200
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	12/1/21	1,690	1,691
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	6/1/23	1,050	1,050
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/23	520	559
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	2,685	2,691
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/23	525	576
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	265	296
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	313
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	319
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	330
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	179
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	181
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	829
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,878
[5]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.380%	12/1/21	2,000	2,000
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	545	566
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	125	141
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	8,530	8,598
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,740	8,173
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,853
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	75	82
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	45	51
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	33,705	35,530
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	25	28
	Massachusetts Water Resources Authority Water Revenue VRDO	0.050%	11/4/21	11,965	11,965
	Plymouth MA GO	5.000%	5/1/24	830	927
	Plymouth MA GO	5.000%	5/1/25	2,350	2,720
	Sharon MA GO	5.000%	2/15/23	615	653
	Sharon MA GO	5.000%	2/15/24	875	969
	Sharon MA GO	5.000%	2/15/25	850	977
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	6,165	6,749
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	5,210	5,932
	Worcester MA GO	5.000%	2/15/23	1,970	2,089
	Worcester MA GO	5.000%	2/15/24	2,750	3,043
					400,008
Michigan (1.7%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,446
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,440
[11]	Brighton MI Area School District GO	5.000%	5/1/24	165	184
[11]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,732
[11]	Brighton MI Area School District GO	5.000%	5/1/26	435	518
[11]	Detroit City School District GO	5.000%	5/1/22	2,000	2,047
[11]	Detroit City School District GO	5.000%	5/1/23	2,115	2,164
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	483
[1,2,3,11]	Detroit MI City School District GO TOB VRDO	0.170%	11/4/21	10,245	10,245
[1,2,3,11]	Detroit MI City School District GO TOB VRDO	0.180%	11/4/21	3,800	3,800
[1,2,3,11]	Detroit MI City School District GO TOB VRDO	0.210%	11/5/21	17,845	17,845
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/22	500	510

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/23	1,060	1,126
[1,2,4]	Eastern Michigan University College & University Revenue VRDO	0.090%	11/4/21	31,090	31,090
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	898
	Forest Hills MI Public Schools GO	4.000%	5/1/24	915	998
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	645
[11]	Grand Blanc Community Schools GO	5.000%	11/1/21	2,025	2,025
[11]	Grand Blanc Community Schools GO	5.000%	11/1/22	1,560	1,634
[11]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	2,045
[11]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,774
[11]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	917
[2]	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	20,425	20,425
[1,2,3]	Great Lakes Water Authority Sewer Disposal System Water Revenue TOB VRDO	0.190%	11/4/21	12,470	12,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	7,970	8,221
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	380	426
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	452
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	284
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	549
[11]	Holt Public Schools GO	5.000%	5/1/22	525	537
[11]	Holt Public Schools GO	5.000%	5/1/23	455	487
[11]	Holt Public Schools GO	5.000%	5/1/24	525	581
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	880	902
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,628
	Kalamazoo County MI GO	3.000%	5/1/24	850	906
	Kalamazoo County MI GO	3.000%	5/1/25	875	950
	Kalamazoo County MI GO	3.000%	5/1/26	900	991
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	375
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/21	250	250
[2,11]	L'Anse Creuse Public Schools GO VRDO	0.060%	11/4/21	28,385	28,385
	Michigan (Environmental Program) GO	5.000%	5/1/22	1,665	1,705
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	545	580
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	1,060	1,176
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	275	316
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/22	175	182
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	217
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	110	122
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	258
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,790	1,883
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	1,165	1,230
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	65	70
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	60	66
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	240	263
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	45	51
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,775	2,016
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	115	131
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	705	828
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.050%	12/1/21	14,560	14,559
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,871
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	175	200
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.480%	0.530%	2/1/22	2,500	2,500
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.900%	12/1/24	10,000	10,137
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	12/1/25	3,500	3,571
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	11/4/21	6,210	6,210
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.170%	11/4/21	6,060	6,060
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,295	1,351
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	1,500	1,529
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	100	105
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	1,885	2,008
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	125	136
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	310	351
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	165	193
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	355	363
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	575	640
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	403
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	865	945
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,350	1,504
	Michigan State Building Authority Appropriations Revenue (Multi-Modal Facilities Program) VRDO	0.090%	11/1/21	3,500	3,500

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/23	85	91
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/24	190	207
[1,2]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	0.120%	11/4/21	3,350	3,350
[1,2]	Michigan State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	2,000	2,000
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	4,110	4,227
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	12,255	12,977
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	8,194
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,280	1,281
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	1,500	1,499
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	40	40
	Michigan State University College & University Revenue	5.000%	2/15/22	1,520	1,541
	Michigan State University College & University Revenue	5.000%	2/15/23	545	578
	Michigan State University College & University Revenue	5.000%	8/15/23	750	813
	Michigan State University College & University Revenue	5.000%	8/15/24	2,730	3,081
	Michigan State University College & University Revenue	5.000%	8/15/25	4,835	5,642
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/23	2,000	2,008
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,790	1,879
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,575
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	800	876
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/24	80	91
[11]	Milan Area Schools GO	5.000%	5/1/22	500	512
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,435	2,535
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,901
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,943
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	240	260
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	215
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	435	485
[11]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/22	1,000	1,024
[3]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	5,665	5,665
[3]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	10,325	10,325
	University of Michigan College & University Revenue CP	0.000%	12/3/21	17,700	17,700
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	16,265	17,455
[5]	University of Michigan College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.320%	4/1/22	12,055	12,056
	University of Michigan College & University Revenue VRDO	0.040%	11/4/21	10,950	10,950
	Washtenaw County Intermediate School District GO	5.000%	5/1/22	3,890	3,983
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,654
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	700	703
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	1,500	1,506
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	1,280	1,285
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	585	615
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	1,000	1,052
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,000	1,096
[1,2]	Wayne State University Michigan College & University Revenue TOB VRDO	0.210%	11/5/21	5,685	5,685
[11]	Wayne-Westland Community Schools GO	4.000%	5/1/22	160	163
[11]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	415
[3]	Western Michigan University College & University Revenue	5.000%	11/15/23	160	175
[3]	Western Michigan University College & University Revenue	5.000%	11/15/23	140	153
[3]	Western Michigan University College & University Revenue	5.000%	11/15/24	175	199
[3]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	227
[3]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	234
					394,736
Minnesota (0.7%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	539
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	416
	Duluth Independent School District No. 709 COP	5.000%	2/1/22	325	328
	Duluth Independent School District No. 709 COP	5.000%	2/1/23	1,125	1,184
	Hennepin County MN GO	5.000%	12/1/24	1,825	2,084
	Hennepin County MN GO	5.000%	12/15/24	5,250	6,003
	Hennepin County MN GO	5.000%	12/15/25	4,450	5,258
	Hennepin County MN GO VRDO	0.050%	11/4/21	37,125	37,125
	Metropolitan Council GO	5.000%	3/1/22	2,935	2,982
	Metropolitan Council GO	5.000%	3/1/22	1,555	1,580
	Metropolitan Council GO	3.000%	3/1/23	2,700	2,725
	Metropolitan Council GO	5.000%	3/1/24	2,225	2,467
	Metropolitan Council GO	5.000%	3/1/25	100	115
	Minneapolis MN GO	4.000%	12/1/21	1,425	1,430
	Minneapolis MN GO	4.000%	12/1/22	1,320	1,374
	Minneapolis MN GO	3.000%	12/1/23	3,135	3,310
[2]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	15,540	15,540

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	965	1,056
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,194
[2]	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	2,725	2,725
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	1,300	1,310
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/23	400	418
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	1,000	1,056
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,527
	Minnesota Appropriations Revenue	5.000%	3/1/24	270	274
	Minnesota Appropriations Revenue	5.000%	3/1/25	85	86
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,277
	Minnesota GO	5.000%	10/1/22	19,625	20,496
	Minnesota GO	5.000%	8/1/23	1,955	2,119
	Minnesota GO	5.000%	8/1/23	2,775	3,007
	Minnesota GO	5.000%	8/1/23	1,900	2,059
	Minnesota GO	5.000%	8/1/23	60	65
	Minnesota GO	5.000%	8/1/24	250	282
	Minnesota GO	5.000%	8/1/24	125	135
	Minnesota GO	5.000%	8/1/24	65	73
	Minnesota GO	5.000%	10/1/24	1,290	1,463
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/22	200	205
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	267
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	797
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,098
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,603
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	17,635	17,635
	Minnesota Public Facilities Authority Water Revenue	4.000%	3/1/22	1,000	1,013
	Minnesota Public Facilities Authority Water Revenue	3.000%	3/1/24	50	53
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	588	593
	Rochester MN Health, Hospital, Nursing Home Revenue PUT	4.500%	11/15/21	2,185	2,188
[2]	Roseville MN Local or Guaranteed Housing Revenue VRDO (Eaglecrest Project)	0.050%	11/4/21	8,895	8,895
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	1,000	1,142
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	500	501
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	370	388
	St. Paul MN GO	5.000%	2/1/25	1,765	2,027
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,640	1,804
	Windom Independent School District No. 177 GO	5.000%	2/1/26	1,250	1,476
					166,767
Mississippi (0.8%)
	DeSoto County MS GO	5.000%	11/1/22	1,040	1,089
	DeSoto County MS GO	5.000%	11/1/23	650	711
	DeSoto County MS GO	5.000%	11/1/24	680	773
	Harrison County School District GO	4.000%	6/1/22	1,150	1,175
	Harrison County School District GO	4.000%	6/1/23	1,200	1,270
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	11/1/21	28,950	28,950
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	1,230	1,230
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.050%	11/3/21	16,800	16,800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.050%	11/3/21	18,300	18,300
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	11/3/21	28,600	28,600
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	11/3/21	29,610	29,610
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,596
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	200	207
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	210	223
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	220	240
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	367
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	481
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,533
[3]	Mississippi Development Bank Lease Revenue	5.000%	3/1/24	1,665	1,837
	Mississippi GO	4.000%	11/1/22	10,475	10,875
	Mississippi GO	5.000%	10/1/24	70	79
	Mississippi GO, Prere.	5.000%	11/1/22	18,500	19,386
	Mississippi GO, Prere.	5.000%	11/1/22	5,575	5,842
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,275	1,388
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/23	500	527
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,445
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,590	7,918
					189,452

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Missouri (0.9%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	630
	Branson IDA Lease (Appropriation) Revenue	3.000%	11/1/21	350	350
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	785	807
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	590	596
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	440	464
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	656
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	480
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,333
	Franklin County MO COP	3.000%	11/1/21	205	205
	Franklin County MO COP	3.000%	4/1/22	490	495
	Franklin County MO COP	3.000%	11/1/22	210	215
	Franklin County MO COP	3.000%	4/1/23	920	953
	Franklin County MO COP	3.000%	11/1/23	425	446
	Franklin County MO COP	3.000%	4/1/24	475	502
	Franklin County MO COP	3.000%	11/1/24	440	471
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	160	183
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	40	46
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	225	264
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	9,325	9,325
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/22	1,705	1,787
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,010	1,129
	Kansas City MO GO	5.000%	2/1/23	100	101
	Kansas City MO GO	3.000%	2/1/24	4,085	4,327
[2]	Kansas City MO Hotel Occupancy Tax Revenue VRDO	0.060%	11/3/21	64,465	64,465
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/26	3,140	3,146
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/22	1,305	1,315
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,109
	Kansas MO Appropriations Revenue	5.000%	4/1/22	575	586
	Kansas MO Appropriations Revenue	5.000%	4/1/24	460	510
	Kansas MO Appropriations Revenue	5.000%	4/1/26	510	602
	Ladue School District GO	4.000%	3/1/24	475	516
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,363
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	55	64
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,895	2,194
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	110	118
	Missouri Development Finance Board Miscellaneous Revenue VRDO	0.030%	11/1/21	5,000	5,000
	Missouri Development Finance Board Recreational Revenue VRDO	0.030%	11/1/21	3,785	3,785
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	217
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	567
[1,2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.090%	11/4/21	4,150	4,150
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/21	200	200
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	375	376
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	130	132
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,385	2,451
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	650	682
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	525	574
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	285	311
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	90	101
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	135	146
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	575	653
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	495	552
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	325	372
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	525	615
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	564
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	8,000	8,392
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	20,000	22,860
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	5,800	5,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	19,100	19,100
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	22,181
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/24	40	46
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue	5.000%	5/1/25	60	69
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,955	3,026
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	110	118
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	1,030	1,151
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	3,430	3,826
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	835	917

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	155	168
	Springfield School District No. R-12 GO	3.000%	3/1/22	880	888
	St. Charles School District GO	4.000%	3/1/25	1,045	1,167
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	295	304
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,500	1,500
					214,714
Montana (0.1%)
	Montana Board of Investments Miscellaneous Revenue PUT	0.150%	3/1/22	10,000	9,996
	Montana Board of Investments Miscellaneous Revenue PUT	0.150%	3/1/22	1,200	1,199
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/22	570	587
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	800	844
[1,2]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	2,825	2,825
	Montana State Board of Regents College & University Revenue	5.000%	11/15/25	300	353
	Montana State Board of Regents College & University Revenue	5.000%	11/15/26	265	321
					16,125
Multiple States (1.7%)
[1,5,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.260%	11/5/21	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.250%	11/1/21	31,400	31,400
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.100%	11/4/21	80,900	80,900
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.110%	11/4/21	75,700	75,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.250%	11/1/21	51,800	51,800
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	11/4/21	35,000	35,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	11/4/21	49,100	49,100
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.110%	11/4/21	17,000	17,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.140%	11/4/21	50,000	50,000
					396,500
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	2,690	2,926
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	623
[2]	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	1,017
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	35,860	40,154
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,030	1,110
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	985	1,104
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,178
[1,2]	Doughlas County Educational Facilities College & University Revenue TOB VRDO	0.100%	11/4/21	2,620	2,620
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	125	125
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	120
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	204
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,274
[1,5]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.550%	8/1/23	2,000	2,000
[2]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	1,345	1,345
[1,2]	Douglas County Hospital Authority No. 3 Health Facilities Revenue TOB VRDO	0.120%	11/4/21	7,495	7,495
[2]	Lancaster County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	5,655	5,655
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,200	1,266
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,515	1,666
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,635	1,798
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	399
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/26	550	648
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,145	1,148
	Omaha NE GO	5.000%	1/15/22	1,000	1,010
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	6,900	6,983
	Omaha School District GO	5.000%	12/15/23	10,425	11,470
	Omaha School District GO	5.000%	12/15/24	11,090	12,685
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	884
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,113
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,500	2,632
[1,2]	University of Nebraska Facilities Corp. College & University Revenue TOB VRDO	0.120%	11/4/21	6,400	6,400
					119,052
Nevada (1.1%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,540	7,778
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,880	5,260
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	9,125	9,836
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	252
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.060%	11/3/21	25,740	25,740
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.070%	11/3/21	23,670	23,670
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,575	2,619

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/23	400	431
	Clark County NV GO	5.000%	6/1/24	50	56
	Clark County NV GO	5.000%	11/1/24	105	119
	Clark County NV GO	5.000%	12/1/25	205	242
	Clark County NV GO, Prere.	4.000%	11/1/24	1,895	2,102
[2]	Clark County NV Natural Gas Revenue VRDO	0.080%	11/3/21	19,990	19,990
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,175	1,212
[3]	Clark County School District GO	3.000%	6/15/22	475	483
	Clark County School District GO	5.000%	6/15/22	7,465	7,681
[3]	Clark County School District GO	5.000%	6/15/22	3,555	3,660
[3]	Clark County School District GO	5.000%	6/15/22	7,040	7,248
	Clark County School District GO	5.000%	6/15/22	5,500	5,659
	Clark County School District GO	5.000%	6/15/22	1,260	1,296
[3]	Clark County School District GO	3.000%	6/15/23	370	386
[3]	Clark County School District GO	5.000%	6/15/23	3,730	4,011
[3]	Clark County School District GO	5.000%	6/15/23	3,695	3,974
[3]	Clark County School District GO	3.000%	6/15/24	350	374
	Clark County School District GO	5.000%	6/15/24	75	84
[3]	Clark County School District GO	5.000%	6/15/24	3,880	4,343
	Clark County School District GO	5.000%	6/15/24	125	140
	Clark County School District GO	5.000%	6/15/24	350	391
[3]	Clark County School District GO	3.000%	6/15/25	415	451
[1,2,4]	Clark County School District GO TOB VRDO	0.090%	11/4/21	3,870	3,870
[1,2]	Clark County School District GO TOB VRDO	0.130%	11/4/21	10,055	10,055
	Humboldt County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,000	10,068
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,406
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	565
[1,2]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.130%	11/4/21	42,935	42,935
	Las Vegas NV GO	4.000%	12/1/22	1,500	1,505
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/22	160	161
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/24	150	152
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/26	225	225
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	617
	Las Vegas Valley Water District GO	5.000%	6/1/23	4,755	5,111
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,225	1,317
	Las Vegas Valley Water District GO	5.000%	6/1/23	120	129
	Las Vegas Valley Water District GO	5.000%	6/1/23	95	102
	Las Vegas Valley Water District GO	5.000%	12/1/23	70	77
	Las Vegas Valley Water District GO	5.000%	2/1/24	545	602
	Las Vegas Valley Water District GO	5.000%	6/1/24	80	89
[1,2]	Michigan State Hospital Finance Authority Revenue GO TOB VRDO	0.080%	11/4/21	2,500	2,500
	Nevada GO	5.000%	3/1/23	140	149
	Nevada GO	5.000%	4/1/23	65	69
	Nevada GO	5.000%	4/1/24	5,320	5,916
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/23	140	154
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	50	57
[3]	North Las Vegas NV GO	5.000%	6/1/22	2,400	2,466
	Washoe County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,500	10,571
	Washoe County School District GO	5.000%	6/1/22	1,650	1,696
	Washoe County School District GO	5.000%	6/1/23	1,695	1,820
					248,872
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,530	5,734
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	225	238
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	290	313
	New Hampshire GO	5.000%	3/1/25	25	29
[1,2]	New Hampshire Health & Education Facilities Authority Revenue TOB VRDO	0.120%	11/4/21	10,520	10,520
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.040%	11/1/21	7,370	7,370
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.040%	11/1/21	3,310	3,310
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	10/1/24	1,250	1,244
					28,758
New Jersey (4.4%)
[3]	Atlantic City NJ GO	5.000%	3/1/22	500	507
[4]	Atlantic County NJ GO	3.000%	10/1/22	810	830
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,120	4,208
	Bergen County NJ BAN GO	2.000%	11/10/21	29,690	29,702
	Bergen County NJ GO	2.000%	11/1/22	2,220	2,260
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,347

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bergen County NJ GO	2.000%	6/1/24	460	479
	Bergen County NJ GO	2.000%	6/1/25	460	484
	Bergen County NJ Washington Township BAN GO	1.000%	7/29/22	6,250	6,285
	Burlington County Bridge Commission Lease (Non- Terminable) Revenue	2.000%	11/10/22	10,600	10,791
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/23	750	790
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	550	615
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	2.000%	11/11/21	12,500	12,507
[4]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,768
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/23	500	522
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	815	880
	Camden County NJ BAN GO	2.000%	10/17/22	3,485	3,543
	Carteret Borough NJ BAN GO	1.250%	6/3/22	14,593	14,676
	Cedar Grove Township NJ BAN GO	1.250%	7/12/22	11,000	11,079
	Cranford Township NJ BAN GO	1.000%	6/24/22	4,850	4,875
	Delran Township NJ GO	2.000%	10/15/22	1,242	1,261
	Dover NJ BAN GO	1.250%	5/26/22	5,179	5,207
	Edison Township NJ GO	0.300%	1/13/22	46,580	46,589
	Evesham Township NJ BAN GO	1.000%	9/22/22	2,500	2,516
	Freehold Borough NJ BAN GO	1.000%	8/4/22	5,600	5,627
	Freehold Township NJ BAN GO	1.000%	10/27/22	7,075	7,127
[3]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/23	80	79
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	380	396
[4]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,147
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/21	2,050	2,050
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/22	2,130	2,229
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,165	1,165
	Gloucester Township NJ BAN GO	1.000%	8/2/22	3,928	3,949
	Haworth Borough NJ GO	2.000%	8/1/22	450	456
	Hoboken NJ BAN GO	1.000%	3/1/22	13,511	13,548
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/22	200	207
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/23	1,290	1,380
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	680	768
	Hudson County NJ GO	3.000%	11/15/23	3,250	3,425
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,549
	Hudson County NJ GO	3.000%	11/15/25	1,795	1,967
[1,2]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	0.100%	11/5/21	1,730	1,730
[1,2]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	2,300	2,300
	Jersey City NJ BAN GO	1.500%	6/16/22	17,749	17,894
	Leonia NJ BAN GO	1.000%	8/19/22	3,697	3,718
	Linden NJ BAN GO	1.000%	8/25/22	3,500	3,520
	Mendham NJ BAN GO	1.250%	5/5/22	3,500	3,518
	Mercer County NJ Lawrence Township BAN GO	1.000%	6/10/22	4,780	4,802
	Middlesex County NJ Monroe Township GO	4.000%	1/15/22	475	479
	Middlesex County NJ Monroe Township GO	4.000%	1/15/23	760	794
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	837
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	867
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	607
[6]	Monmouth County NJ BAN GO	4.000%	11/17/22	4,415	4,582
	Morris County NJ GO	2.000%	2/1/22	1,940	1,948
	Morris County NJ GO	3.000%	2/1/22	2,290	2,306
	Morris County NJ GO	2.000%	2/1/23	1,945	1,986
	Morris County NJ GO	3.000%	2/1/24	3,055	3,240
	Morris County NJ GO	3.000%	2/1/25	1,490	1,613
	Mount Laurel Township NJ BAN GO	1.000%	2/18/22	4,840	4,851
[4]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	500	563
[4]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	523
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	5,000	5,030
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	1,135	1,153
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	70	71
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,080	3,169
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,050	3,138
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	6,470	6,658
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	110	113
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,470	4,579
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	9,170	9,727
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	70	75
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	135	145
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	135	145

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	200	218
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	2,525	2,676
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,814
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	179
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	1,995	2,114
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	265	305
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	575	609
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,270	1,317
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.080%	11/4/21	4,710	4,710
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.090%	11/4/21	9,805	9,805
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.080%	11/5/21	15,650	15,650
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/22	7,775	8,080
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	8,500	9,243
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	8,000	9,032
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	16,500	19,256
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,500	3,005
[2]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	15,600	15,600
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	260	260
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/22	2,000	2,058
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	1,015	1,062
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,630	1,777
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	3,025	3,424
[1,2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue TOB VRDO	0.080%	11/4/21	5,470	5,470
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	300	305
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	210	213
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	130	131
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	125	127
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	1,100	1,129
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	490	503
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	265	284
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,185	1,279
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	200	225
	New Jersey GO	4.000%	6/1/23	22,065	23,292
	New Jersey GO	5.000%	6/1/24	29,840	33,237
	New Jersey GO	5.000%	6/1/25	10,020	11,535
	New Jersey GO	5.000%	6/1/26	14,380	17,026
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/4/21	3,500	3,500
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	8,140	8,140
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,565
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,680	1,733
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	723
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,767
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,780	3,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,745	3,084
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	192
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,220	1,363
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,463
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	50	55
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	10,000	11,197
[1,2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	11/4/21	3,610	3,610
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/4/21	18,945	18,945
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	19,350	19,350
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	40,500	40,500
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/23	1,480	1,602
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	4,050	4,066
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	3,410	3,581
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/21	2,495	2,495
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,825	2,856
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,660	3,711
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,634
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,075	3,082
[1,2]	New Jersey Rutgers State University College & University Revenue TOB VRDO	0.080%	11/4/21	11,780	11,780
[1,2]	New Jersey Rutgers State University College & University Revenue TOB VRDO	0.070%	11/5/21	26,935	26,935
	New Jersey Rutgers State University College & University Revenue VRDO	0.020%	11/1/21	1,700	1,700
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,376
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	6,025
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	420	472
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	787

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	818
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	2,025	2,334
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,797
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	5,000	5,781
[1,2,4]	New Jersey State Transportation Trust Fund Authority Transit Revenue TOB VRDO	0.210%	11/4/21	10,494	10,494
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	170	171
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	8,415	8,660
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	4,110	4,336
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,470	5,770
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,380	1,457
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	2,105	2,226
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,415	4,673
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	660	709
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,250	8,861
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	60	59
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	865	949
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,329
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	230	254
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,990	2,193
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,625	2,929
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	360	350
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	281
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	6,046
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,120	5,817
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	925	1,083
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	9,624
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	460	473
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	610	665
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	200	223
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	475	510
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,075	4,424
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	7,850	7,897
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	2,500	2,516
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,750
[8,13]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	219
[8,14]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	485	475
[1,2]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.080%	11/4/21	1,235	1,235
[8]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	470	543
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.080%	11/4/21	22,235	22,235
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.090%	11/4/21	4,000	4,000
[1,2,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.110%	11/4/21	3,250	3,250
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.150%	11/4/21	8,335	8,335
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.150%	11/4/21	4,110	4,110
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.150%	11/4/21	3,015	3,015
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.200%	11/4/21	5,745	5,745
[5]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.538%	1/1/22	3,495	3,496
[5]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.538%	1/1/22	4,535	4,537
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	570	588
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	80	83
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	180	190
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	315	333
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	40	42
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	185	195
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	85	96
	Newark Board of Education GO	5.000%	7/15/22	75	77
	Newark Board of Education GO	5.000%	7/15/23	300	324
	Newark Board of Education GO	5.000%	7/15/24	475	532
[4]	Newark Board of Education GO	5.000%	7/15/25	125	145
[4]	Newark Board of Education GO	5.000%	7/15/26	150	179
[3]	Newark NJ GO	5.000%	10/1/23	320	346
[3]	Newark NJ GO	5.000%	10/1/24	325	364
[3]	Newark NJ GO	5.000%	10/1/25	300	346
	Paramus Borough NJ GO	1.000%	4/29/22	10,000	10,037
[6]	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,700	17,834
	Passaic County NJ GO	1.250%	11/1/22	680	687
	Passaic County NJ GO	1.000%	12/1/22	2,690	2,713
	Passaic County NJ GO	5.000%	4/1/23	1,000	1,067
	Passaic County NJ GO	4.000%	12/1/24	2,765	3,064
[4,6]	Perth Amboy NJ GO	5.000%	3/15/23	300	317

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Perth Amboy NJ GO	5.000%	3/15/24	250	275
[4,6]	Perth Amboy NJ GO	5.000%	3/15/25	250	285
[4,6]	Perth Amboy NJ GO	5.000%	3/15/26	250	293
	Rahway NJ BAN GO	1.000%	7/28/22	8,680	8,728
	Readington Township NJ BAN GO	1.000%	4/28/22	7,175	7,203
	Scotch Plains Township NJ BAN GO	1.500%	12/3/21	4,320	4,324
	Secaucus NJ BAN GO	1.000%	8/5/22	14,375	14,456
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	261
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,135	1,189
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,410	1,477
	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,480
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	876
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,455	3,544
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,315	3,542
	Union Township Board of Education GO	5.000%	1/1/23	555	585
	Union Township Board of Education GO	5.000%	1/1/24	550	604
	Union Township Board of Education GO	5.000%	1/1/25	550	626
	Union Township Board of Education GO	5.000%	1/1/26	520	610
	Verona Township NJ BAN GO	1.000%	10/28/22	5,388	5,424
	Wallington NJ BAN GO	1.000%	4/29/22	4,112	4,127
	Woodbridge Township Board of Education GO	2.000%	3/15/23	1,073	1,099
	Woodbridge Township Board of Education GO	2.000%	3/15/24	1,080	1,120
	Woodbridge Township Board of Education GO	2.000%	3/15/25	1,110	1,162
	Woodbridge Township NJ BAN GO	1.000%	10/14/22	15,500	15,608
	Woolwich Township NJ BAN GO	1.500%	6/1/22	11,125	11,208
					1,018,144
New Mexico (0.9%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	225	233
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	925	958
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,875	2,030
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	162
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,245
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	141
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	750	845
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	280	326
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	150
	Albuquerque NM GO	5.000%	7/1/24	1,160	1,303
	Albuquerque NM GO	5.000%	7/1/24	5,380	6,045
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	1,785	1,759
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	3,862
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	4,245	4,569
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	65,130	72,903
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	4,245	4,750
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	3,090	3,583
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	10,120	10,421
	New Mexico GO	5.000%	3/1/23	40	43
	New Mexico GO	5.000%	3/1/24	60	67
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	220	226
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	321
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	554
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	571
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,740	11,270
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	1,430	1,430
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	3,250	3,250
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	5/1/22	1,660	1,691
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	11/1/22	1,000	1,037
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	18,465	21,181
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	165	175
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	130	140
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/24	150	164
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	20,000	22,453
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	100	112
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	21,000	24,419
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	300
					204,689
New York (19.1%)
	Albany County NY GO	5.000%	11/1/21	1,000	1,000
	Albany County NY GO	5.000%	11/1/22	950	995

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Albany County NY GO	5.000%	11/1/23	750	821
	Albany County NY GO	5.000%	11/1/24	850	967
	Albany NY BAN GO	3.000%	3/25/22	29,304	29,636
	Amityville Union Free School District BAN GO	1.000%	6/17/22	34,100	34,252
	Amityville Union Free School District GO	1.000%	6/17/22	4,000	4,018
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	170	186
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	1,790	1,959
	Battery Park City Authority Miscellaneous Revenue VRDO	0.050%	11/4/21	47,095	47,095
	Bethlehem Central School District BAN GO	1.000%	6/28/22	13,480	13,551
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/21	500	500
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	776
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	800	917
[2]	Build NYC Resource Corp. Miscellaneous Revenue (Asia Social Project) VRDO	0.050%	11/4/21	3,485	3,485
	Carmel Central School District BAN GO	1.000%	6/16/22	9,415	9,461
	Central Islip Union Free School District GO	1.250%	6/24/22	8,000	8,053
	Delaware County NY BAN GO	1.000%	5/25/22	9,900	9,944
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	165	170
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	175	188
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	364
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	594
	East Islip Union Free School District BAN GO	1.000%	6/28/22	35,000	35,185
	East Islip Union Free School District GO	1.000%	6/29/22	6,000	6,029
	East Syracuse-Minoa Central School District BAN GO	1.000%	6/29/22	18,500	18,598
	Enlarged City School District of the City of Troy BAN GO	1.500%	6/9/22	10,500	10,580
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue	5.000%	5/1/25	80	82
	Erie County Industrial Development Agency Lease (Appropriation) Revenue	5.000%	5/1/23	305	312
	Erie County Industrial Development Agency Lease (Appropriation) Revenue	5.000%	5/1/24	90	92
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/23	140	150
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/24	205	229
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/24	1,365	1,522
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/25	1,850	2,138
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/26	1,000	1,193
	Falconer Central School District BAN GO	1.500%	6/9/22	9,350	9,422
	Garden City NY BAN GO	1.000%	2/18/22	10,500	10,525
	Greece Central School District BAN GO	1.000%	6/29/22	10,000	10,052
	Hempstead NY BAN GO	0.500%	10/28/22	8,600	8,613
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	111
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/25	395	452
[1,2]	Hudson Yards Infrastructure Corp. New York Miscellaneous Taxes Revenue TOB VRDO	0.090%	11/4/21	7,730	7,730
	Huntington Union Free School District GO	1.250%	6/24/22	5,350	5,387
	Islip Union Free School District GO	1.000%	6/24/22	10,000	10,051
	Lancaster Central School District BAN GO	1.000%	6/10/22	7,250	7,285
	Liverpool Central School District BAN GO	1.000%	6/24/22	20,190	20,295
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	19,150	19,287
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,600	1,663
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	28,510	29,264
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	23,755	23,790
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	4,285	4,400
	Massapequa Union Free School District GO	1.000%	6/23/22	4,000	4,019
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	125	137
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	82,465	83,747
[5]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	6/1/22	3,860	3,865
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	215	225
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	760	797
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	1,000	1,002
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	10	10
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,285	1,347
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,785	3,039
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	742
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	50	55
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	530	599
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	701
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,270	4,825
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,305	1,475
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	5,500	6,399
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,675	3,112

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,373
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	15,730	15,873
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	50,060	51,315
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	7,550	7,843
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	11/15/22	21,665	22,708
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	14,760	15,450
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	10,695	11,862
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	19,187
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	14,570	16,397
[5]	Metropolitan Transportation Authority Transit Revenue PUT, 1M USD LIBOR + 0.550%	0.605%	11/1/22	1,000	1,002
[3,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	3,110	3,121
[3,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	8,745	8,775
[3,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	0.834%	4/1/26	2,500	2,533
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.480%	2/1/25	9,500	9,501
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	11/15/22	12,695	12,717
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.550%	3/1/22	14,750	14,752
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	0.363%	4/1/24	10,450	10,422
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.080%	11/4/21	7,500	7,500
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.130%	11/4/21	20,000	20,000
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.100%	11/5/21	5,000	5,000
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.100%	11/5/21	9,775	9,775
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.020%	11/1/21	9,100	9,100
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.040%	11/1/21	1,100	1,100
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.040%	11/4/21	1,930	1,930
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.050%	11/4/21	39,792	39,792
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.050%	11/4/21	79,005	79,005
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	175	188
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	35	39
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	95	108
	Middletown City School District BAN GO	1.500%	12/2/21	12,600	12,614
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/22	400	409
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	501
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	500	577
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,800	2,024
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	460	536
[1,2]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project) TOB VRDO	0.070%	11/4/21	8,150	8,150
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	160	161
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	160	168
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	265	289
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	765	866
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	408
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	516
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	450	484
	Nassau County NY GO	5.000%	1/1/22	275	277
[3]	Nassau County NY GO	5.000%	7/1/23	2,000	2,158
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,105	3,214
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,591
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,985
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	4,359
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,920	7,051
	New Rochelle NY BAN GO	1.000%	2/24/22	6,025	6,041
	New Rochelle NY BAN GO	1.500%	2/24/22	2,000	2,008
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	228
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	425	470
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	515	574
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,720	1,971
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,440	2,677
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,760	2,080
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	20,135	20,135
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	0.200%	5/1/22	1,350	1,350
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,323
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,815	3,828
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	165	177
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,614
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.000%	12/31/21	955	958
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.230%	4/29/22	2,250	2,249

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	16,675	16,712
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	1,920	1,928
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,875	43,974
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,500	4,615
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	14,090	14,135
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	625	626
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,820	7,844
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	7,750	7,758
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	9,150	9,088
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	7,040	7,053
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	19,670	19,670
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	14,040	14,040
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	11/4/21	11,900	11,900
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	36,000	36,000
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	635	698
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	580	661
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	610	716
[1,2]	New York City NY GO TOB VRDO	0.060%	11/1/21	13,700	13,700
[1,2]	New York City NY GO TOB VRDO	0.080%	11/4/21	15,750	15,750
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.070%	11/4/21	26,000	26,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	11/4/21	6,440	6,440
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	11/4/21	4,500	4,500
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	11/4/21	1,600	1,600
[1,2]	New York City NY Transitional Finance Authority Future Tax Sales Tax Revenue TOB VRDO	0.080%	11/4/21	17,500	17,500
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.070%	11/4/21	8,760	8,760
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	35	38
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.070%	11/4/21	6,000	6,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	45	49
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	20	23
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	500	563
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/23	460	487
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	1,455	1,504
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	75	81
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/23	60	66
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/24	75	79
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	230	238
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	115	129
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/24	70	79
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	2.000%	11/1/24	40	41
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/25	390	413
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,240	9,690
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	2,272
	New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/23	115	124
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/22	910	921
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	1,875	1,943
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	15,625	16,188
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	20,905	21,658
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	160	168
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	265	278
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	5,530	5,530
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/23	180	182
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	28,915	30,981
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	315	345
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	190	208
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,235	4,632
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	120	126
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	75	82
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	45	50
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	895	999
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	560	625
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	440	496
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	100	113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	50	52
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	135	154
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	150	161
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,790	17,962
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,570	9,749
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,530	2,975

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,510	14,712
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,310	1,310
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.070%	11/4/21	8,000	8,000
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.070%	11/4/21	45,450	45,450
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	11/4/21	1,050	1,050
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	1,600	1,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	1,700	1,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.050%	11/1/21	16,100	16,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.050%	11/1/21	4,690	4,690
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.050%	11/3/21	23,800	23,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.050%	11/4/21	18,565	18,565
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	11/4/21	8,910	8,910
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.070%	11/4/21	30,910	30,910
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/22	7,715	7,989
[3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.190%	11/4/21	16,100	16,100
[3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.300%	11/5/21	53,950	53,950
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	190	199
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	4/1/25	80	89
[5]	New York City Trust for Cultural Resources Miscellaneous Revenue PUT, SIFMA Municipal Swap Index Yield + 0.050%	0.100%	2/14/22	4,125	4,125
	New York City Trust for Cultural Resources Miscellaneous Revenue, ETM	4.000%	2/1/23	540	565
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	185	200
	New York City Water & Sewer System Sewer Revenue VRDO	0.030%	11/1/21	4,695	4,695
	New York City Water & Sewer System Sewer Water Revenue	5.000%	6/15/24	405	427
	New York City Water & Sewer System Water Revenue	4.000%	6/15/23	130	138
	New York City Water & Sewer System Water Revenue	5.000%	6/15/23	425	427
	New York City Water & Sewer System Water Revenue	4.000%	6/15/24	1,450	1,588
	New York City Water & Sewer System Water Revenue	5.000%	6/15/24	155	174
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	1,460	1,604
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	265	291
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	180	198
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	1,545	1,795
	New York City Water & Sewer System Water Revenue VRDO	0.020%	11/1/21	1,350	1,350
	New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	5,400	5,400
	New York City Water & Sewer System Water Revenue VRDO	0.040%	11/1/21	1,700	1,700
	New York City Water & Sewer System Water Revenue VRDO	0.060%	11/3/21	60,320	60,320
	New York City Water & Sewer System Water Revenue VRDO	0.050%	11/4/21	28,425	28,425
	New York City Water & Sewer System Water Revenue VRDO	0.050%	11/4/21	46,405	46,405
	New York City Water & Sewer System Water Revenue VRDO	0.060%	11/4/21	17,900	17,900
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	835	899
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.080%	11/4/21	15,085	15,085
	New York GO	4.000%	3/1/23	75	79
[1,2]	New York Liberty Development Corp. Industrial Revenue TOB VRDO	0.080%	11/4/21	4,000	4,000
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	2,500	2,504
[1,2]	New York Liberty Development Corp. Port, Airport & Marina Revenue TOB VRDO	0.100%	11/4/21	60,005	60,005
[1,2]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.100%	11/4/21	10,000	10,000
[1,2]	New York Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.120%	11/4/21	13,955	13,955
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	9,900	9,900
	New York NY GO	5.000%	4/1/22	2,065	2,106
	New York NY GO	5.000%	8/1/22	330	342
	New York NY GO	5.000%	8/1/22	210	218
	New York NY GO	5.000%	8/1/22	3,550	3,678
	New York NY GO	5.000%	8/1/22	18,850	19,531
	New York NY GO	5.000%	8/1/22	39,950	41,393
	New York NY GO	5.000%	8/1/22	3,050	3,160
	New York NY GO	5.000%	8/1/22	30,160	31,249
	New York NY GO	5.000%	8/1/22	9,595	9,942
	New York NY GO	5.000%	8/1/22	13,540	14,029
	New York NY GO	5.000%	8/1/22	50	52
	New York NY GO	4.000%	12/1/22	1,650	1,718
	New York NY GO	5.000%	3/1/23	2,000	2,127
	New York NY GO	4.000%	8/1/23	1,500	1,504
	New York NY GO	5.000%	8/1/23	150	155
	New York NY GO	5.000%	8/1/23	75	81
	New York NY GO	5.000%	8/1/23	100	106
	New York NY GO	5.000%	8/1/23	1,725	1,868
	New York NY GO	5.000%	8/1/23	240	260
	New York NY GO	5.000%	8/1/23	1,725	1,868
	New York NY GO	5.000%	8/1/23	3,070	3,325

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/23	1,825	1,832
	New York NY GO	5.000%	8/1/23	5,005	5,183
	New York NY GO	5.000%	8/1/23	50	54
	New York NY GO	5.000%	8/1/23	1,725	1,868
	New York NY GO	5.000%	8/1/23	885	958
	New York NY GO	5.000%	8/1/23	1,415	1,532
	New York NY GO	5.000%	8/1/23	140	152
	New York NY GO	5.000%	8/1/23	1,040	1,126
	New York NY GO	5.000%	8/1/23	150	162
	New York NY GO	5.000%	3/1/24	885	980
	New York NY GO	5.000%	6/1/24	170	190
	New York NY GO	4.000%	8/1/24	100	110
	New York NY GO	5.000%	8/1/24	150	155
	New York NY GO	5.000%	8/1/24	1,060	1,146
	New York NY GO	5.000%	8/1/24	75	84
	New York NY GO	5.000%	8/1/24	80	90
	New York NY GO	5.000%	8/1/24	100	113
	New York NY GO	5.000%	8/1/24	45	51
	New York NY GO	5.000%	8/1/24	1,005	1,131
	New York NY GO	5.000%	8/1/24	3,220	3,623
	New York NY GO	5.000%	8/1/24	100	113
	New York NY GO	5.000%	8/1/24	755	849
	New York NY GO	5.000%	8/1/24	3,855	4,337
	New York NY GO	5.000%	8/1/24	125	141
	New York NY GO	5.000%	8/1/24	50	56
	New York NY GO	5.000%	8/1/24	895	1,007
	New York NY GO	5.000%	8/1/24	150	169
	New York NY GO	5.000%	8/1/24	13,150	14,795
	New York NY GO	5.000%	8/1/24	2,255	2,439
	New York NY GO	5.000%	8/1/24	255	270
	New York NY GO	5.000%	8/1/24	3,835	4,147
	New York NY GO	5.000%	8/1/24	50	56
	New York NY GO	5.000%	8/1/24	20	21
	New York NY GO	5.000%	10/1/24	345	346
	New York NY GO	5.000%	8/1/25	1,925	1,948
	New York NY GO	5.000%	8/1/25	3,960	4,459
	New York NY GO	5.000%	8/1/25	1,850	2,117
	New York NY GO	5.000%	8/1/25	435	506
	New York NY GO	5.000%	8/1/25	1,870	2,177
	New York NY GO	5.000%	8/1/25	80	86
	New York NY GO	5.000%	8/1/25	3,050	3,550
	New York NY GO	5.000%	8/1/25	1,500	1,656
	New York NY GO	5.000%	8/1/25	50	54
[3]	New York NY GO	0.020%	8/1/26	37,925	37,925
[3]	New York NY GO	0.200%	8/1/26	29,875	29,875
[3]	New York NY GO	0.300%	8/1/26	3,675	3,675
[3]	New York NY GO	0.300%	8/1/26	35,750	35,750
	New York NY GO	5.000%	8/1/26	1,500	1,800
	New York NY GO	5.000%	8/1/26	1,135	1,362
[13]	New York NY GO	0.200%	10/1/27	7,925	7,925
[3]	New York NY GO	0.300%	1/1/32	24,000	24,000
[3]	New York NY GO	0.200%	6/1/36	2,425	2,425
[3]	New York NY GO	0.220%	6/1/36	13,025	13,025
[15]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,100	2,420
[1,2]	New York NY GO TOB VRDO	0.070%	11/4/21	3,400	3,400
[1,2]	New York NY GO TOB VRDO	0.080%	11/4/21	3,250	3,250
[1,2]	New York NY GO TOB VRDO	0.080%	11/4/21	5,000	5,000
[1,2]	New York NY GO TOB VRDO	0.080%	11/4/21	4,600	4,600
[2]	New York NY GO VRDO	0.030%	11/1/21	14,900	14,900
[2]	New York NY GO VRDO	0.030%	11/1/21	7,900	7,900
	New York NY GO VRDO	0.040%	11/1/21	13,700	13,700
	New York NY GO VRDO	0.040%	11/1/21	13,495	13,495
	New York NY GO VRDO	0.110%	11/1/21	11,000	11,000
	New York NY GO VRDO	0.110%	11/1/21	6,550	6,550
	New York NY GO VRDO	0.110%	11/1/21	7,550	7,550
[2]	New York NY GO VRDO	0.050%	11/4/21	19,320	19,320
	New York NY GO VRDO	0.050%	11/4/21	90,025	90,025
[2]	New York NY GO VRDO	0.060%	11/4/21	35,265	35,265
[2]	New York NY GO VRDO	0.060%	11/4/21	27,615	27,615

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York NY GO VRDO	0.060%	11/4/21	30,370	30,370
[2]	New York NY GO VRDO	0.060%	11/4/21	17,000	17,000
	New York NY GO, Prere.	5.000%	4/1/22	4,345	4,432
	New York NY GO, Prere.	5.000%	3/1/23	90	96
	New York State Bridge Authority Highway Revenue	5.000%	1/1/23	540	569
	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	555	611
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	571
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	500	590
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	50	54
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/24	165	169
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/25	225	231
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	100	108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	150	162
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	85	95
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	120	129
	New York State Dormitory Authority College & University Revenue VRDO	0.050%	11/4/21	9,605	9,605
	New York State Dormitory Authority College & University Revenue VRDO	0.050%	11/4/21	20,455	20,455
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.050%	11/4/21	27,950	27,950
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	100	108
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	50	54
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	565	626
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	100	111
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	435
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	350	416
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	415	501
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/22	1,135	1,139
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/3/21	2,875	2,875
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	920	933
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	50,000	50,693
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	5,040	5,130
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	8,575	8,728
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	4,980	5,248
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	155	164
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,860	2,899
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	4,850	5,146
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	90	95
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	40	42
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	190	202
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	2,305	2,345
	New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/23	155	156
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	660	695
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,415	1,501
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	1,000	1,018
	New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/24	40	40
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/24	16,080	18,181
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	3,780	3,981
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	350	387
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	50	57
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	600	688
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	8,925	10,430
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	9,500	11,261
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	11/4/21	6,185	6,185
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	11/5/21	6,155	6,155
	New York State Dormitory Authority Income Tax Revenue VRDO	0.050%	11/4/21	56,500	56,500
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	805	848
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	50	53
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	485	517
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	310	330
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	39,030	41,587
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	315	336
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	610	676
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	580	642
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	6,150	6,834
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	50	56
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	22,950	25,503
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	6,840	7,868
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,615	3,008
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,340	1,539
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	24,620	28,402

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	750	790
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	185	196
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	645	709
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	4,530	5,209
[1,2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	0.080%	11/4/21	41,800	41,800
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	405	458
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,015	1,059
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/23	2,000	2,180
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	335	379
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,405	1,467
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,700	1,853
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,270	1,437
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	1,060	1,240
[7]	New York State Dormitory Authority Miscellaneous Revenue	5.500%	7/1/23	50	54
[1,2]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.080%	11/4/21	24,520	24,520
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	545	555
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	50,090	50,986
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/23	250	263
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	285	303
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	245	261
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	65	69
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	180	192
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	310	330
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	725	772
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	200	222
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	155	172
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	745	859
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	4,130	4,584
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	165	190
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	130	150
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	4,020	4,695
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	11/4/21	4,405	4,405
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	11/4/21	11,200	11,200
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	11/4/21	6,000	6,000
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/23	50	53
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	175	186
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	75	80
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	315	336
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	125	133
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/23	2,000	2,122
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	40	41
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	380	391
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	90	101
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	2,655	2,979
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.950%	5/1/22	1,800	1,801
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	5/1/22	4,650	4,673
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	2,460	2,514
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	8,645	8,849
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	10,275	10,294
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	3,365	3,367
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	1,150	1,151
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	4,720	4,724
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	4,200	4,203
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,865	9,147
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,490	1,491
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	30,935	31,066
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,469
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,414
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	50	50
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	6,340	6,603
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,760	1,760
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,880	4,925
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,565	4,581
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	8,174
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	4,010
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,655	2,657
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	17,650	17,673
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,645	3,651

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,834
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	6,810	6,813
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	11,350	11,354
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,840
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	879
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,000	3,984
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,000	3,989
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/1/21	17,965	17,965
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/1/21	5,850	5,850
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	56,705	56,705
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	20,000	20,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	11/3/21	11,050	11,050
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	11/3/21	19,985	19,985
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	11/3/21	34,425	34,425
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/23	140	143
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/24	225	229
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/25	175	178
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	715	754
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	825	831
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,790	1,970
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	40	44
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	5,210	5,736
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	250	252
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.080%	11/4/21	5,885	5,885
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.120%	11/4/21	4,000	4,000
[2]	New York State Urban Development Corp. Appropriations Revenue VRDO	0.050%	11/4/21	15,215	15,215
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	3,880	3,949
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,685	4,769
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	1,500	1,530
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	740	788
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,635	1,741
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	2,020	2,151
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	295	314
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	60	64
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,545	1,715
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,165	1,293
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,070	2,205
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,200	3,553
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,235	5,812
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	25,040	27,800
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	200	213
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	160	184
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	5,757
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	6,215	7,156
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	6,000	7,123
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	11/4/21	12,455	12,455
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	11/4/21	10,290	10,290
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	11/4/21	5,150	5,150
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	11/4/21	18,875	18,875
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	11/4/21	18,930	18,930
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	11/4/21	3,425	3,425
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	11/4/21	7,500	7,500
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.050%	11/4/21	9,800	9,800
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.050%	11/4/21	14,950	14,950
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.060%	11/4/21	16,550	16,550
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	2,000	2,130
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/21	400	401
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	400	435
	North Colonie Central School District BAN GO	1.000%	7/15/22	13,420	13,498
	Northport-East Northport Union Free School District GO	1.500%	6/24/22	13,500	13,614
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	11/4/21	43,800	43,800
	Oneida NY GO BAN	1.500%	3/31/22	17,000	17,093
[4]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,072
	Pearl River Union Free School District BAN GO	1.250%	7/22/22	7,060	7,113
[5]	Port Authority of New York & New Jersey	0.010%	4/20/22	5,000	5,000
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/23	120	123
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/24	115	128
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/24	50	57
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.070%	11/4/21	9,750	9,750

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.070%	11/4/21	5,240	5,240
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.070%	11/4/21	7,500	7,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	11/4/21	8,540	8,540
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	11/4/21	5,600	5,600
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	11/4/21	2,035	2,035
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.130%	11/4/21	1,170	1,170
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.130%	11/4/21	8,500	8,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.120%	11/5/21	850	850
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.120%	11/5/21	530	530
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue VRDO	0.070%	11/4/21	2,500	2,500
	Port Washington Union Free School District BAN GO	1.000%	8/4/22	33,970	34,166
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	4.000%	10/15/23	200	215
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,570	8,605
	Salina NY BAN GO	1.500%	6/10/22	7,100	7,155
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/22	560	578
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	706
	Schalmont Central School District BAN GO	1.250%	9/1/22	6,148	6,200
	Schenectady City School District BAN GO	2.000%	7/21/22	20,900	21,149
	Schoharie County NY BAN GO	1.500%	6/17/22	6,000	6,048
	Skaneateles NY Central School District BAN GO	1.000%	6/29/22	15,400	15,484
	South Country Central School District at Brookhaven GO	1.250%	6/24/22	18,000	18,122
	South Huntington Union Free School District GO	1.500%	6/24/22	11,000	11,093
[4]	Suffolk County NY GO	5.000%	4/1/22	3,005	3,064
[4]	Suffolk County NY GO	5.000%	6/15/22	2,950	3,037
[3]	Suffolk County NY GO	4.000%	10/15/22	6,680	6,917
[3]	Suffolk County NY GO	5.000%	5/15/23	4,000	4,284
[4]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,993
[3]	Suffolk County NY GO	4.000%	10/15/23	4,555	4,873
[3]	Suffolk County NY GO	5.000%	11/1/23	8,120	8,860
[3]	Suffolk County NY GO	4.000%	2/1/24	4,500	4,854
[3]	Suffolk County NY GO	5.000%	5/15/24	7,100	7,903
[4]	Suffolk County NY GO	5.000%	6/15/24	2,810	3,138
[3]	Suffolk County NY GO	5.000%	11/1/24	8,525	9,651
[3]	Suffolk County NY GO	5.000%	5/15/25	7,390	8,504
[4]	Suffolk County NY GO	5.000%	6/15/25	2,930	3,380
[3]	Suffolk County NY GO	5.000%	11/1/25	8,950	10,444
[4]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,479
	Tonawanda City School District BAN GO	1.500%	6/16/22	10,100	10,180
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	165	181
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,310	1,374
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	85	97
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	1,590	1,668
[5]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.300%	11/15/24	17,010	16,977
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.050%	11/4/21	10,625	10,625
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.500%	1/1/22	4,995	5,039
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	11/15/22	250	262
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	17,790	18,505
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	5,100	5,394
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	16,255	19,326
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	0.120%	11/4/21	2,130	2,130
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.100%	11/4/21	5,560	5,560
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.100%	11/4/21	7,500	7,500
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.100%	11/4/21	4,500	4,500
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.100%	11/4/21	4,810	4,810
[5]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.414%	2/1/24	1,930	1,932
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	1,620	1,684
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,355
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,687
	Troy NY BAN GO	1.500%	2/4/22	17,436	17,492
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,875	1,924
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	60	67
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/23	80	80
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/24	275	283
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	235	247
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	325	350
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	2,260	2,431
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	90	97
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	2,915	3,436
	Waterloo Central School District BAN GO	1.000%	6/24/22	5,755	5,784

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westbury Union Free School District GO	5.000%	12/15/24	1,710	1,957
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,380
[2,8]	Yonkers Industrial Development Corp. Miscellaneous Revenue VRDO	0.060%	11/3/21	13,810	13,810
					4,396,964
North Carolina (1.3%)
	Alamance County NC GO	5.000%	5/1/25	7,410	8,575
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,186
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	280	311
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	231
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,222
	Buncombe County NC Appropriations Revenue, Prere.	5.000%	6/1/22	290	298
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	325	334
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	305	328
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	375	420
	Charlotte NC GO	5.000%	7/1/22	3,725	3,845
	Charlotte NC GO	5.000%	6/1/23	4,665	5,018
	Charlotte NC GO	5.000%	6/1/24	75	84
[1,2]	Charlotte NC Lease (Appropriation) Revenue COP TOB	0.120%	6/1/48	491	491
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/22	1,390	1,435
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	1,180	1,274
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/23	140	146
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	100	106
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,199
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	9,500	10,811
[5]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	12/1/21	21,000	21,003
[2,3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	1,625	1,625
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/4/21	12,200	12,200
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	505	533
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	857
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	883
	Durham County NC GO	4.000%	6/1/24	3,095	3,387
	Forsyth County NC GO	4.000%	3/1/25	5,400	6,038
	Forsyth County NC GO	5.000%	3/1/25	3,840	4,423
	Forsyth County NC Lease (Appropriation) Revenue	4.000%	4/1/25	3,715	4,160
	Greensboro NC Combined Water & Sewer System Water Revenue	3.000%	6/1/24	1,395	1,489
	Guilford County NC GO	5.000%	3/1/23	100	106
	Guilford County NC GO	5.000%	2/1/25	10	11
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	307
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	420	445
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	520	569
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	405	455
	Johnston NC Lease (Appropriation) Revenue	5.000%	4/1/25	2,000	2,305
[2]	Lower Cape Fear Water and Sewer Authority Water Revenue (Bladen Bluffs Project) VRDO	0.070%	11/4/21	14,985	14,985
	Mecklenburg County NC GO	5.000%	3/1/22	1,000	1,016
	Mecklenburg County NC GO	5.000%	3/1/24	9,375	10,403
	Mecklenburg County NC GO	5.000%	3/1/25	6,250	7,201
	Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	50	53
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	369
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	429
	New Hanover County NC GO	3.000%	8/1/23	1,180	1,237
	New Hanover County NC GO	4.000%	8/1/24	2,490	2,740
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/23	1,915	2,039
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/24	2,195	2,413
	North Carolina Appropriations Revenue	5.000%	5/1/22	5,430	5,561
	North Carolina Appropriations Revenue	5.000%	5/1/23	15,145	16,229
	North Carolina Appropriations Revenue	5.000%	5/1/23	50	54
	North Carolina Appropriations Revenue	5.000%	5/1/24	110	123
	North Carolina Appropriations Revenue	5.000%	5/1/25	210	234
	North Carolina Capital Facilities Finance Agency College & University Revenue	3.000%	5/1/22	220	223
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	157
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/25	240	274
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.080%	11/4/21	2,280	2,280
	North Carolina GO	4.000%	5/1/22	10,000	10,192
	North Carolina GO	4.000%	6/1/22	3,380	3,456
	North Carolina GO	5.000%	6/1/23	1,555	1,672
	North Carolina GO	5.000%	6/1/25	10	12
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,770	3,830

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	115	122
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	100	111
[1,2]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	0.080%	11/4/21	1,150	1,150
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	350	364
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	77
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	185	193
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	110	116
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	214
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	100	112
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	146
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	230
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	499
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	822
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	410	429
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	136
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	240
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	371
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,463
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.400%	5/27/22	9,745	9,745
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	295	303
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/23	95	104
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/23	1,465	1,580
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,250	1,403
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/22	1,075	1,083
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	100	105
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	12,855	14,083
	Raleigh NC Combined Enterprise System Water Revenue, Prere.	5.000%	3/1/23	25	27
	Raleigh NC GO	5.000%	9/1/22	2,000	2,080
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/22	300	308
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/23	320	344
	Union County NC Enterprise System Water Revenue	5.000%	6/1/22	565	581
	Wake County NC Appropriations Revenue	5.000%	9/1/22	4,295	4,467
	Wake County NC Appropriations Revenue	5.000%	9/1/23	6,050	6,574
	Wake County NC Appropriations Revenue	5.000%	3/1/24	150	166
	Wake County NC Appropriations Revenue	5.000%	3/1/25	50	57
	Wake County NC GO	5.000%	3/1/22	8,850	8,992
	Wake County NC GO	5.000%	3/1/23	5,000	5,320
	Wake County NC GO	5.000%	3/1/24	90	100
	Wake County NC GO	5.000%	3/1/24	245	272
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/22	200	206
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/23	1,080	1,161
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,681
[6]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/22	130	131
[6]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/23	465	485
[6]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	490	527
[6]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	573
[6]	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	545	635
					287,180
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,050	4,053
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,004
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	88
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	142
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	110	128
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	140	167
[5]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.450%	2/1/22	10,000	10,002
[1,2]	North Dakota Public Finance Authority Appropriations Revenue TOB VRDO	0.100%	11/4/21	5,095	5,095
	West Fargo ND GO	4.000%	5/1/22	400	407
	West Fargo ND GO	4.000%	5/1/24	465	505
					21,591
Ohio (3.8%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	355	411
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	50,770	50,770
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	1,000	1,000
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	8,300	8,300
	Akron OH Income Tax Revenue	4.000%	12/1/21	200	201

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron OH Income Tax Revenue	4.000%	12/1/22	355	369
	Akron OH Income Tax Revenue	4.000%	12/1/22	200	208
[6]	Akron OH Income Tax Revenue	4.000%	12/1/22	350	359
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	386
	Akron OH Income Tax Revenue	4.000%	12/1/23	250	268
[6]	Akron OH Income Tax Revenue	4.000%	12/1/23	350	371
[6]	Akron OH Income Tax Revenue	4.000%	12/1/24	370	402
[6]	Akron OH Income Tax Revenue	4.000%	12/1/25	470	523
[6]	Akron OH Income Tax Revenue	4.000%	12/1/26	370	419
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	300	301
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,750	3,882
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	420
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	603
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	65	73
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,320
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	15,815	16,182
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	3,750	3,750
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	2,700	2,700
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.080%	11/3/21	9,300	9,300
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	7,970	8,450
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,370	7,031
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,560	1,783
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/22	185	188
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/25	140	160
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	4,665	4,705
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	750	753
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	750	788
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	47,065	48,724
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,100	1,102
[4]	Celina City School District GO	4.000%	12/1/22	150	156
[4]	Celina City School District GO	5.000%	12/1/25	285	334
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	285	285
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	925	928
[7]	Cincinnati City School District GO	5.250%	12/1/23	90	99
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,675	1,757
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	310	325
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/22	8,760	8,830
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	210	222
	Cleveland OH GO	2.000%	12/1/21	300	300
	Cleveland OH GO	4.000%	12/1/21	375	376
	Cleveland OH GO	2.000%	12/1/22	300	306
	Cleveland OH GO	4.000%	12/1/22	350	364
	Cleveland OH GO	5.000%	12/1/22	780	820
	Cleveland OH GO	3.000%	12/1/23	355	374
	Cleveland OH GO	4.000%	12/1/23	500	538
	Cleveland OH GO	2.000%	12/1/24	350	366
	Cleveland OH GO	3.000%	12/1/24	445	479
	Cleveland OH GO	3.000%	12/1/25	250	273
	Cleveland OH GO	2.000%	12/1/26	500	528
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	173
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/26	125	147
[4]	Cloverleaf Local School District COP	3.000%	12/1/22	355	365
[4]	Cloverleaf Local School District COP	3.000%	12/1/24	270	291
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	239
	Columbus OH GO	5.000%	2/15/22	2,500	2,535
	Columbus OH GO	5.000%	4/1/22	1,600	1,632
	Columbus OH GO	5.000%	4/1/23	1,485	1,585
	Columbus OH GO	5.000%	4/1/23	1,500	1,601
	Columbus OH GO	5.000%	7/1/23	45	49
	Columbus OH GO	5.000%	2/15/24	155	172
	Columbus OH GO	5.000%	4/1/24	800	890
	Columbus OH GO	5.000%	4/1/24	8,000	8,905
	Columbus OH GO	5.000%	4/1/24	1,650	1,837
	Columbus OH GO	5.000%	4/1/24	1,060	1,180
	Columbus OH GO	4.000%	8/15/24	2,415	2,661
	Columbus OH GO	5.000%	2/15/25	75	83
	Columbus OH GO	5.000%	4/1/25	25	29
	Columbus OH GO, Prere.	5.000%	7/1/23	125	135
[2]	Columbus Regional Airport Authority Miscellaneous Revenue (OASBO Expanded Asset Program) VRDO	0.050%	11/4/21	5,300	5,300

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	240	244
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	479
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	510
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	287
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/23	50	54
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	684
[1,2]	Cuyahoga OH COP TOB VRDO	0.150%	11/5/21	4,155	4,155
	Dayton City School District GO	5.000%	11/1/23	105	115
	Dayton Metro Library GO	4.000%	12/1/25	630	716
	Dayton Metro Library GO	4.000%	12/1/26	640	743
	Fairborn City School District GO	4.000%	12/1/24	210	232
	Fairborn City School District GO	4.000%	12/1/26	200	231
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	190	217
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	100	100
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	435	461
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	517
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	556
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	0.080%	2/1/22	17,245	17,245
[5]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.480%	11/15/21	7,500	7,500
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	39,045	39,045
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	37,270	37,270
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	3,655	3,655
	Grandview Heights City School District GO	4.000%	12/1/21	520	522
[1,2]	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue TOB VRDO	0.120%	11/4/21	4,000	4,000
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	185	200
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	225	251
[5]	Hamilton County OH Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.000%	0.050%	11/5/21	4,120	4,120
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	12,845	12,845
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	10,050	10,050
[1,2]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	6,747
[4]	Hillsdale Local School District COP	4.000%	12/1/21	1,000	1,003
[4]	Hillsdale Local School District COP	4.000%	12/1/23	675	724
[4]	Hillsdale Local School District COP	4.000%	12/1/24	625	689
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	1,000	1,055
[1,2]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	0.120%	11/4/21	47,000	47,000
[1,2]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	17,260	17,260
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	100	112
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	4,990	5,677
	Lebanon City School District GO	2.000%	12/1/21	200	200
	Lebanon City School District GO	2.000%	12/1/22	100	102
	Lebanon City School District GO	2.000%	12/1/23	130	134
	Lebanon City School District GO	3.000%	12/1/24	260	280
	Lebanon City School District GO	3.000%	12/1/25	130	142
[4]	Lorain OH GO	4.000%	12/1/21	225	226
[4]	Lorain OH GO	4.000%	12/1/23	300	322
[4]	Lorain OH GO	4.000%	12/1/25	260	294
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	310	311
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	100	100
	Miami University OH College & University Revenue	5.000%	9/1/25	300	350
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/22	150	154
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	159
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	163
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	215	240
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	195
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	349
[4]	Midview Local School District COP	4.000%	11/1/22	615	637
[4]	Midview Local School District COP	4.000%	11/1/23	1,160	1,237
[4]	Midview Local School District COP	4.000%	11/1/24	1,205	1,317
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	120	130
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	129
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,126
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	349
[1,2]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	500	500
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/22	100	105
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	113
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	298
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	50	54

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	50	57
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,265	9,422
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	2,745	3,129
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,276
	Ohio Appropriations Revenue	5.000%	12/1/23	695	763
	Ohio Appropriations Revenue	5.000%	12/1/24	510	581
	Ohio Appropriations Revenue	5.000%	12/1/25	510	600
	Ohio Department of Administrative Services COP	5.000%	3/1/22	250	254
	Ohio Department of Administrative Services COP	5.000%	9/1/22	500	520
	Ohio Department of Administrative Services COP	5.000%	9/1/23	500	543
	Ohio Department of Administrative Services COP	5.000%	3/1/25	300	344
	Ohio Department of Administrative Services COP	5.000%	3/1/26	210	249
	Ohio GO	5.000%	2/1/22	1,300	1,316
	Ohio GO	5.000%	5/1/22	10,525	10,780
	Ohio GO	5.000%	5/1/22	1,935	1,982
	Ohio GO	5.000%	6/15/22	9,810	10,106
	Ohio GO	5.000%	9/15/22	9,865	10,282
	Ohio GO	5.000%	12/15/22	7,980	8,413
	Ohio GO	5.000%	5/1/23	10,945	11,727
	Ohio GO	5.000%	5/1/23	2,035	2,180
	Ohio GO	5.000%	5/1/23	175	188
	Ohio GO	5.000%	6/15/23	5,000	5,380
	Ohio GO	5.000%	6/15/23	10,660	11,471
	Ohio GO	5.000%	6/15/23	500	538
	Ohio GO	5.000%	8/1/23	4,700	5,085
	Ohio GO	5.000%	9/1/23	150	163
	Ohio GO	5.000%	9/15/23	150	163
	Ohio GO	5.000%	3/1/24	150	166
	Ohio GO	5.000%	5/1/24	2,135	2,381
	Ohio GO	5.000%	6/15/24	430	482
	Ohio GO	5.000%	8/1/24	10,240	11,533
	Ohio GO	5.000%	8/1/24	23,325	26,270
	Ohio GO	5.000%	8/1/24	365	411
	Ohio GO	5.000%	9/1/24	75	85
	Ohio GO	5.000%	9/15/24	60	68
	Ohio GO	5.000%	9/15/24	10,205	11,547
	Ohio GO	5.000%	11/1/24	60	68
	Ohio GO	5.000%	6/15/25	660	766
	Ohio GO	5.000%	8/1/25	6,215	7,246
	Ohio GO	5.000%	8/1/25	9,615	11,211
	Ohio GO	5.000%	9/15/25	3,500	4,097
	Ohio GO	5.000%	6/15/26	1,015	1,214
	Ohio GO	5.000%	8/1/26	6,725	8,075
	Ohio GO	5.000%	9/15/26	5,000	6,025
[2]	Ohio GO VRDO	0.050%	11/3/21	100	100
	Ohio GO, ETM	5.000%	8/1/24	5	6
	Ohio GO, ETM	5.000%	8/1/25	20	23
	Ohio GO, Prere.	5.000%	5/1/22	1,250	1,280
	Ohio GO, Prere.	5.000%	6/15/22	1,000	1,030
	Ohio Government Fund/Grant Revenue	5.000%	12/15/21	20,000	20,116
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	150	165
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,550	2,804
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	65	71
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	245	280
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,210	2,526
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	50	57
	Ohio Government Fund/Grant Revenue, Prere.	5.000%	6/15/22	2,905	2,991
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,140	2,259
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	120	127
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	285	300
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	175	193
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	3,030	3,334
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,705	1,949
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	140	162
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	9/15/23	490	532
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,855	7,795
[5]	Ohio Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.450%	6/1/23	350	350
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/1/21	13,000	13,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/1/21	10,875	10,875

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/1/21	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	19,205	19,205
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/23	390	416
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	543
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	475
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,296
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,045
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	258
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/22	1,090	1,145
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/24	1,230	1,389
[5]	Ohio Higher Educational Facility Commission CP	0.010%	12/9/21	22,650	22,650
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,750	1,827
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,225	1,279
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,363
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	2,410	2,628
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/24	2,650	2,924
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	940	1,064
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	1,250	1,415
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	2,000	2,269
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/25	1,200	1,374
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	130	150
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/25	2,150	2,515
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/24	700	777
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/25	800	921
	Ohio State University College & University Revenue	5.000%	12/1/21	1,400	1,406
	Ohio State University College & University Revenue	5.000%	12/1/22	1,190	1,252
	Ohio State University College & University Revenue	5.000%	12/1/23	50	55
	Ohio State University College & University Revenue VRDO	0.070%	11/3/21	13,700	13,700
[1,2]	Ohio State University General Receipts College & University Revenue TOB VRDO	0.080%	11/4/21	5,750	5,750
[1,2]	Ohio State University Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	4,000	4,000
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	75	80
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	170	180
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	605	642
[1,2]	Ohio Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.110%	11/4/21	7,500	7,500
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/21	2,975	2,987
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,965	2,113
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	95	104
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	145	162
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,865	2,125
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	745	849
	Ohio Water Development Authority Water Revenue	5.250%	12/1/21	570	572
	Ohio Water Development Authority Water Revenue	5.000%	6/1/22	1,950	2,005
	Ohio Water Development Authority Water Revenue	5.000%	12/1/22	1,650	1,736
	South-Western City School District GO	4.000%	12/1/22	1,390	1,447
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,745
	Toledo OH Water System Water Revenue	5.000%	11/15/24	1,615	1,836
	University of Akron College & University Revenue	5.000%	1/1/23	700	737
	University of Akron College & University Revenue	5.000%	1/1/24	535	587
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	625	640
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	279
[4,6]	Wright State University College & University Revenue	5.000%	5/1/23	515	544
[4,6]	Wright State University College & University Revenue	5.000%	5/1/25	490	556
					873,302
Oklahoma (0.1%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	30	34
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	300	336
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/24	80	90
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	985	1,136
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/22	1,235	1,275
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	775	831
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,375
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	570
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	4,411
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	4.000%	1/1/23	90	94
	Oklahoma OK GO	5.000%	3/1/24	490	544
	Oklahoma State University College & University Revenue	5.000%	9/1/23	245	266
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	209
	Oklahoma State University College & University Revenue	5.000%	9/1/24	270	305

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma State University College & University Revenue	5.000%	9/1/25	965	1,127
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	146
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/23	1,025	1,100
	Tulsa County Independent School District No. 11 Owasso GO	4.000%	1/1/22	7,450	7,496
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	1,175	1,221
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	520	564
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/23	190	204
	University of Oklahoma College & University Revenue	4.000%	7/1/22	150	154
	University of Oklahoma College & University Revenue	4.000%	7/1/23	205	218
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	235
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,444
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,750
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,180	1,363
	University of Oklahoma College & University Revenue	5.000%	7/1/25	220	254
					28,752
Oregon (0.9%)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	375
	Clackamas County School District No. 12 North Clackamas GO, Prere.	5.000%	6/15/24	85	95
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	148
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	194
	Deschutes Public Library District GO	4.000%	6/1/24	290	317
	Deschutes Public Library District GO	4.000%	6/1/25	395	444
	Hillsboro School District No. 1J GO	5.000%	6/15/23	510	549
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	5,725	6,386
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/22	650	669
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/23	680	732
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	325	378
[1,2,3]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	11/4/21	7,500	7,500
	Multnomah County OR GO	5.000%	6/1/22	9,205	9,464
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/22	150	155
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	25	27
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	42,970	46,283
	Ohio GO	5.000%	8/1/22	1,005	1,041
	Oregon (Q State Project) GO	5.000%	5/1/22	1,550	1,587
	Oregon (Q State Project) GO	5.000%	5/1/24	2,015	2,248
	Oregon (Q State Project) GO	5.000%	5/1/25	2,250	2,602
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/21	6,020	6,031
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/23	40	44
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	996
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,155	5,869
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	57
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	150	171
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	57
[1,2]	Oregon Facilities Authority College & University Revenue (Reed College Project) TOB VRDO	0.080%	11/4/21	7,500	7,500
	Oregon GO	4.000%	11/1/21	3,610	3,610
	Oregon GO	5.000%	5/1/22	1,000	1,024
	Oregon GO	4.000%	11/1/22	1,245	1,292
	Oregon GO	5.000%	11/1/22	2,270	2,379
	Oregon GO	5.000%	5/1/23	1,365	1,463
	Oregon GO	5.000%	11/1/23	1,205	1,318
	Oregon GO	5.000%	11/1/23	1,550	1,695
	Oregon GO	5.000%	5/1/24	1,345	1,500
	Oregon GO	5.000%	6/1/24	2,975	3,329
	Oregon GO	4.000%	6/1/25	1,415	1,591
	Oregon GO	5.000%	6/1/25	3,125	3,624
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/23	25,950	27,115
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/25	16,985	19,229
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	475	534
	Oregon State Lottery Revenue	5.000%	4/1/24	25	28
	Oregon State Lottery Revenue	5.000%	4/1/25	1,525	1,693
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	475	507
	Port of Morrow OR GO	4.000%	6/1/22	110	112
	Port of Morrow OR GO	4.000%	6/1/23	150	158
	Port of Morrow OR GO	4.000%	6/1/24	160	173
	Port of Morrow OR GO	4.000%	6/1/25	165	183
	Port of Morrow OR GO	4.000%	6/1/26	170	192
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/22	460	475
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/23	275	296
	Portland OR GO	5.000%	6/1/23	2,180	2,345

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Portland OR GO	5.000%	6/1/24	1,790	2,006
	Portland OR GO	5.000%	6/1/24	590	661
	Portland OR GO	5.000%	6/1/25	1,905	2,213
	Portland OR GO	5.000%	6/1/25	620	720
	Portland OR Sewer System Sewer Revenue	5.000%	6/15/23	60	65
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	40	44
	Salem-Keizer School District No. 24J GO	5.000%	6/15/22	230	237
	Salem-Keizer School District No. 24J GO	5.000%	6/15/23	200	215
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	275	319
[1,2]	University of Oregon General College & University Revenue TOB VRDO	0.080%	11/4/21	15,000	15,000
	Washington County OR GO	5.000%	6/1/24	1,110	1,243
	Washington County OR GO	5.000%	3/1/25	35	40
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	1,000	1,000
					201,547
Pennsylvania (4.4%)
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	125	127
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	706
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	515
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,750	1,784
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/22	1,610	1,641
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	2,275	2,350
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	150	157
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,985	2,115
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	3,720	4,015
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	425	476
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	50	57
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	1,485	1,733
[1,2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	11/1/21	12,670	12,670
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	327
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/24	50	57
[3]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	250	294
	Allentown City School District GO	1.000%	3/31/22	1,375	1,375
[6]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	125	136
[6]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	300	336
[6]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	325	372
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	605	616
[3]	Altoona PA Sewer GO	5.000%	12/1/21	230	231
[3]	Altoona PA Sewer GO	5.000%	12/1/22	200	210
[3]	Altoona PA Sewer GO	5.000%	12/1/23	300	328
[4]	Armstrong School District GO	3.000%	3/15/22	300	303
[4]	Armstrong School District GO	3.000%	3/15/23	400	414
[4]	Armstrong School District GO	3.000%	3/15/24	565	595
[4]	Beaver County PA GO	4.000%	4/15/22	720	731
	Bensalem Township School District GO	3.000%	6/1/23	115	120
	Bensalem Township School District GO	3.000%	6/1/24	605	645
	Bensalem Township School District GO	4.000%	6/1/25	575	644
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/22	1,090	1,122
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	800	829
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/24	475	508
	Berks County PA GO	5.000%	11/15/21	700	701
	Berks County PA GO	5.000%	11/15/22	575	604
[5,6]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.384%	11/1/25	1,495	1,495
[5,6]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.384%	11/1/25	1,765	1,765
[5,6]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.384%	11/1/25	1,465	1,465
[5]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 70% of 1M USD LIBOR + 0.480%	0.541%	11/4/21	11,460	11,460
	Bethlehem Area School District GO	5.000%	11/15/25	1,965	2,301
[5]	Bethlehem Area School District Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.490%	0.551%	11/4/21	6,610	6,610
[3]	Bethlehem PA GO	5.000%	12/1/21	305	306
[3]	Bethlehem PA GO	5.000%	12/1/22	300	315
[4]	Bristol Township School District GO	2.000%	6/1/23	300	308
[4]	Bristol Township School District GO	4.000%	6/1/25	125	139
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	226
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	289
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	435	490
	Bucks County PA Middletown Township GO	5.000%	8/15/24	495	559
[3]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	0.060%	11/4/21	10,060	10,060
[4]	Capital Region Water Revenue	5.000%	7/15/22	1,725	1,779
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	860	902

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,110	1,141
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,120	1,205
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	639
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,374
	Coatesville School District GO TRAN	2.000%	11/15/21	1,135	1,135
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	2,030	2,181
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	112
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	280
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	435
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	298
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	895	920
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,500	1,542
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,940	1,993
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,860	3,068
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	350	390
	Commonwealth of Pennsylvania COP	5.000%	7/1/22	300	309
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	5,100	5,182
	Commonwealth of Pennsylvania GO	5.000%	10/15/22	295	309
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	665	702
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	600	635
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	215	229
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	465	494
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	21,619
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	11,800	12,801
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	385	419
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	350	381
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	225	246
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	4,665	5,147
	Commonwealth of Pennsylvania GO	5.000%	3/1/24	65	72
	Commonwealth of Pennsylvania GO	5.000%	5/1/24	16,145	18,022
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	185	209
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	50	55
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	195	213
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	10,000	10,018
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	8,250	8,264
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	210	216
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	100	107
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	75	80
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	50	53
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	310	331
[4]	Connellsville Area School District GO	4.000%	8/15/22	535	550
[4]	Connellsville Area School District GO	4.000%	8/15/23	755	803
[4]	Connellsville Area School District GO	4.000%	8/15/24	755	822
[3]	Cornell School District GO	4.000%	9/1/22	190	196
[3]	Cornell School District GO	4.000%	9/1/23	525	557
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	103
	Delaware County Authority College & University Revenue	5.000%	10/1/23	120	129
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	277
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	301
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	1,075	1,109
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/23	1,000	1,078
	Delaware River Port Authority Highway Revenue	5.000%	1/1/22	17,075	17,210
	Delaware River Port Authority Highway Revenue	5.000%	1/1/23	10,000	10,555
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	235	258
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	35	40
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	1,210	1,273
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.470%	9/1/22	550	549
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.580%	9/1/23	2,750	2,748
[2]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.050%	11/3/21	42,400	42,400
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	815	840
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	536
[6]	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	350
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	407
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	141
[6]	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	717
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	875	981
	Easton Area School District GO	4.000%	4/1/22	515	523

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Easton Area School District GO	4.000%	4/1/23	415	437
	Easton Area School District GO	4.000%	4/1/24	340	370
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.040%	11/3/21	4,000	4,000
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.050%	11/4/21	11,850	11,850
[3]	Erie School District GO	5.000%	4/1/22	325	331
[3]	Erie School District GO	5.000%	4/1/24	250	275
[2]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	11,475	11,475
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/21	750	752
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	532
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	6,205	6,328
	Haverford Township School District GO	5.000%	9/1/23	175	190
[2]	Haverford Township School District GO VRDO	0.050%	11/4/21	4,960	4,960
[4]	Hempfield Area School District GO	5.000%	3/15/22	1,000	1,017
	Kennett Consolidated School District GO	4.000%	2/15/22	800	809
	Lackawanna County IDA College & University Revenue	5.000%	11/1/22	1,725	1,803
	Lancaster County PA GO	4.000%	11/1/23	125	133
[1,2]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/4/21	4,160	4,160
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	183
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	163
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	260
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	349
[3]	Lancaster School District GO	4.000%	6/1/22	530	541
[3]	Lancaster School District GO	5.000%	6/1/22	255	262
[3]	Lancaster School District GO	4.000%	6/1/23	450	476
[3]	Lancaster School District GO	5.000%	6/1/24	250	279
	Latrobe IDA College & University Revenue	5.000%	3/1/24	85	92
	Latrobe IDA College & University Revenue	5.000%	3/1/25	150	167
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	300	300
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	250	259
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	250	268
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	418
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	293
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	290	333
[1,2]	Lehigh County General Purpose Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.300%	11/4/21	4,855	4,855
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	937	948
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	568
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	855	922
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,271
[2]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	41,445	41,445
	Lower Merion School District GO	5.000%	11/15/24	3,350	3,817
	Lower Moreland Township School District GO	5.000%	11/1/21	450	450
	Lower Moreland Township School District GO	5.000%	11/1/22	615	644
	Lower Moreland Township School District GO	5.000%	11/1/23	520	569
	Lower Moreland Township School District GO	5.000%	11/1/24	1,170	1,329
	Lower Moreland Township School District GO	5.000%	11/1/25	520	610
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/21	1,190	1,196
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/22	1,305	1,367
[3]	Luzerne County PA GO	5.000%	12/15/21	1,500	1,508
[3]	Luzerne County PA GO	5.000%	12/15/22	1,000	1,049
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	5.000%	11/1/22	250	261
	Manheim Central School District GO	1.000%	5/1/24	75	76
	Manheim Central School District GO	1.000%	5/1/25	140	142
	Manheim Central School District GO	1.000%	5/1/26	60	60
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,005	2,081
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	785	802
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	2,013
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	560	628
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	467
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	425	460
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	421
[5]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.770%	9/1/23	10,625	10,625
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	500	516
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	886
[1,2]	Mount Lebanon PA School District GO TOB VRDO	0.120%	11/4/21	15,500	15,500
[4]	New Kensington-Arnold School District GO	4.000%	5/15/22	970	988

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	226
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	173
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.260%	0.310%	11/1/21	755	755
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.410%	11/1/22	810	810
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.610%	11/1/24	635	638
	Northampton County General Purpose Authority College & University Revenue VRDO	0.030%	11/4/21	7,550	7,550
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	573
[4]	Northeastern School District/York County GO	2.000%	9/1/22	125	127
[4]	Northeastern School District/York County GO	2.000%	9/1/23	170	175
[4]	Northeastern School District/York County GO	1.000%	9/1/24	100	101
	Norwin School District GO	5.000%	4/1/22	815	831
	Norwin School District GO	5.000%	4/1/24	300	333
[3]	Octorara Area School District GO	4.000%	4/1/22	380	386
[3]	Octorara Area School District GO	4.000%	4/1/24	470	509
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	275	281
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	505	523
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	5,125	5,322
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	375	402
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	305
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	455	501
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	460
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	540	609
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	582
[1,2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	16,350	16,350
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project)	2.150%	11/1/21	1,250	1,250
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	2.800%	12/1/21	10,000	10,022
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	0.200%	1/3/22	1,640	1,640
[1,2]	Pennsylvania Economic Development Financing Authority Revenue TOB VRDO	0.120%	11/4/21	3,335	3,335
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/22	415	425
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	5,920	6,098
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	1,360	1,401
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	2,730	2,812
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/23	610	653
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	195
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,587
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	350	391
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	202
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	1,875	1,891
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	11/4/21	7,560	7,560
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,214
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,160	2,362
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,619
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,467
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/22	350	365
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	330	358
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	365
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	231
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	292
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	225
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	300
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	2,525	2,525
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	12,900	12,900
[1,2]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	7,285	7,285
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.120%	11/4/21	4,840	4,840
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.160%	11/4/21	2,150	2,150
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	351
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	245	272
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	935	1,076
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	955	1,004
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	90	98
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	6,130	6,154
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	375	376
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	920	967
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	5,250	5,520
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	690	726

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	480	505
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	1,000	1,074
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	305	328
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	110	120
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	4,823
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	547
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,000	1,094
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	220	245
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,620
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	25	28
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	40	45
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	568
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	1,068
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	288
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	275	323
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	293
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.080%	11/4/21	20,000	20,000
[1,2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.100%	11/4/21	10,280	10,280
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.150%	11/4/21	4,140	4,140
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.150%	11/4/21	2,795	2,795
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.050%	11/4/21	27,370	27,370
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.050%	11/4/21	80,820	80,820
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.050%	11/4/21	48,510	48,510
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	2,300	2,309
[3]	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	4,060	4,270
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	6,655	7,307
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.650%	12/1/23	8,000	8,056
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.750%	12/1/23	5,000	5,018
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	12/1/21	9,000	9,005
	Pequea Valley School District GO	2.000%	5/15/23	100	103
	Pequea Valley School District GO	3.000%	5/15/24	120	128
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	120	132
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	130	147
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	140	162
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/21	125	125
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	125	129
[2]	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue VRDO	0.050%	11/4/21	11,620	11,620
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/22	450	469
[3]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	200	233
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,300	3,442
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	625	701
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	500	561
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	500	581
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.050%	11/4/21	12,200	12,200
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,026
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,000	1,064
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,646
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	974
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	897
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	1,053
	Philadelphia PA GO	5.000%	8/1/22	2,485	2,574
	Philadelphia PA GO	5.000%	8/1/23	60	65
	Philadelphia PA GO	5.000%	8/1/23	115	125
	Philadelphia PA GO	5.000%	8/1/24	2,635	2,961
[2]	Philadelphia PA GO VRDO	0.050%	11/4/21	8,105	8,105
[1,2]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.080%	11/4/21	7,500	7,500
[1,2]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.080%	11/4/21	7,500	7,500
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	90	101
	Philadelphia School District GO	5.000%	9/1/22	6,750	7,017
	Philadelphia School District GO	5.000%	9/1/22	1,300	1,351
	Philadelphia School District GO	5.000%	9/1/23	25	27
	Philadelphia School District GO	5.000%	9/1/23	1,125	1,221
	Philadelphia School District GO	5.000%	9/1/23	2,825	3,066
	Philadelphia School District GO	5.000%	9/1/23	1,930	2,095
	Philadelphia School District GO	5.000%	9/1/24	315	355
	Philadelphia School District GO	5.000%	9/1/24	1,050	1,184

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,127
	Philadelphia School District GO	5.000%	9/1/24	40	45
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.060%	11/4/21	25,365	25,365
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/22	600	606
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	890	930
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,833
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,860	2,062
[3]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/22	200	205
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	300	312
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	295	315
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	335	363
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	153
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	308
[3,5]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.700%	12/1/23	5,860	5,904
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,986
[3]	Reading School District GO	5.000%	3/1/22	540	548
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	272
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	682
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	360	418
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/22	100	102
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	122
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	195
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	189
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	3,700	3,700
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	11/4/21	18,000	18,000
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	386
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	537
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	575	642
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	780	901
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	300	305
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,000	1,002
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	765	803
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/22	325	330
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/22	445	460
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	320	340
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	295	318
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	395	435
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	205	230
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	295	335
	Susquehanna Township School District GO	4.000%	5/15/22	250	255
	Susquehanna Township School District GO	4.000%	5/15/23	500	528
	Susquehanna Township School District GO	4.000%	5/15/24	530	575
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/21	1,245	1,245
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	570
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	15,000	17,084
[5]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.410%	2/15/24	24,210	24,307
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	155	172
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	50	51
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	673
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	100	102
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	95	100
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	295	321
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	452
[1,2,4]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.190%	11/4/21	5,665	5,665
[1,2,4]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.190%	11/4/21	3,685	3,685
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,353
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	151
[4]	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	225	240
					1,014,058
Puerto Rico (0.2%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	490	502
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	3,250	3,295
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/21	3,215	3,227
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,800	2,933
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,065	3,337
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	3,225	3,635
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	7,015	8,127

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	27,806	26,579
					51,635
Rhode Island (0.2%)
	Cranston RI BAN GO	1.000%	8/23/22	1,750	1,761
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	548
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	580
	Providence RI GO	5.000%	1/15/22	250	252
	Providence RI GO	5.000%	1/15/23	235	247
	Providence RI GO	5.000%	1/15/24	300	327
	Providence RI GO	5.000%	1/15/25	250	282
	Providence RI GO	5.000%	1/15/26	250	289
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	4,015	4,643
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	60	65
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	470	526
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	75	87
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	515
[1,2]	Rhode Island Health & Educational Building Corp. Higher Education Facilities College & University Revenue TOB VRDO	0.150%	11/4/21	6,670	6,670
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/22	385	403
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/24	430	488
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	125	146
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	475	571
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.040%	11/4/21	31,400	31,400
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	545	580
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	10	11
[4]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	750	838
[4]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	635	758
[10]	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	10/1/22	1,890	1,891
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	0.450%	10/1/23	525	525
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	135	147
					54,550
South Carolina (0.6%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/23	25	27
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	50	55
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/23	575	602
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	100	108
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/22	190	199
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	885	1,003
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,150	1,177
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	1,000	1,000
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	500
	Lexington County School District No. 1 GO	4.000%	2/1/24	350	379
	Oconee County School District GO	5.000%	3/1/25	470	541
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,875	19,196
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/22	2,205	2,215
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/23	1,740	1,795
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/23	3,500	3,691
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	760	819
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,300
	Renewable Water Resources Sewer Revenue	5.000%	1/1/24	2,200	2,424
	Renewable Water Resources Sewer Revenue	5.000%	1/1/25	2,855	3,270
	Renewable Water Resources Sewer Revenue	5.000%	1/1/26	2,525	2,989
	Richland County School District No. 2 GO	5.000%	3/1/24	9,100	10,096
	South Carolina GO	5.000%	4/1/24	980	1,091
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,060	1,178
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	29,154
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	6,000	6,000
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	495
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	2,220
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	1,000	1,175
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	625	735
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	415	501
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	315	381
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/21	135	136
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/22	145	152
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/23	160	175
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/24	185	211
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	100	110

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	57
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	795	871
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	110	129
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/21	3,385	3,398
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	285	317
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	25	25
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/24	350	351
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	425	427
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	5,920	5,943
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	1,100	1,104
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	175	176
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	617
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	520	534
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	570	586
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	670	689
[2]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	10,925	10,925
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	105	114
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue, Prere.	5.000%	10/1/22	8,115	8,471
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	400
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	555
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	574
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	408
					133,771
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Revenue, Prere.	5.000%	6/1/23	1,900	2,041
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	206
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	169
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	400	465
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	255	299
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	334
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,312
[1,2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	3,680	3,680
					12,506
Tennessee (1.4%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	10,815	11,429
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/24	65	73
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	635
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.050%	11/1/21	4,230	4,230
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.050%	11/1/21	8,350	8,350
	Franklin IN GO	5.000%	3/1/22	1,170	1,189
	Franklin IN GO	5.000%	3/1/22	1,640	1,666
	Franklin IN GO	5.000%	6/1/24	1,000	1,120
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,250	1,289
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	915	986
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	900	968
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,010	1,076
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	531
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	50	53
	Knox County TN GO	5.000%	6/1/23	1,155	1,241
	Knox County TN GO	5.000%	6/1/23	2,145	2,305
	Knox County TN GO	5.000%	6/1/24	1,540	1,723
	Knoxville TN GO	5.000%	5/1/24	12,170	13,585
	Memphis TN GO	5.000%	4/1/25	115	133
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/23	1,240	1,352
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,872
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	705	826
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/23	135	143
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	186
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue, Prere.	3.250%	10/1/22	100	103
[5]	Metropolitan Government of Nashville & Davidson County TN	0.010%	11/3/21	17,500	17,500
	Metropolitan Government of Nashville & Davidson County TN CP GO	0.000%	12/7/21	12,500	12,500
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/23	195	209
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	50	54
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	100	108
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,395	4,938
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,744

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	85	92
[1,2]	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue TOB VRDO	0.150%	11/4/21	2,500	2,500
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.050%	11/1/21	405	405
	Montgomery County TN GO	5.000%	6/1/24	1,175	1,316
	Montgomery County TN GO	4.000%	4/1/25	500	526
	Montgomery County TN GO	5.000%	6/1/25	1,175	1,364
	Rutherford County TN GO	5.000%	4/1/24	1,875	2,088
	Shelby County TN GO	5.000%	3/1/23	140	149
	Shelby County TN GO	5.000%	4/1/24	7,295	8,114
	Shelby County TN GO	5.000%	4/1/25	7,790	8,990
	Shelby County TN GO VRDO	0.050%	11/4/21	43,820	43,820
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	28,760	32,327
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/22	105	110
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,580	2,726
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	35	38
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	136
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	141
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	203
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	238
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	61,335	64,228
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	14,195	15,843
	Tennessee GO	5.000%	2/1/22	7,270	7,357
	Tennessee GO	4.000%	8/1/22	6,865	7,061
	Tennessee GO	5.000%	8/1/22	1,500	1,554
	Tennessee GO	5.000%	11/1/23	3,685	4,033
	Tennessee GO	5.000%	11/1/24	4,895	5,573
	Tennessee GO	5.000%	11/1/25	2,660	3,132
	Tennessee GO	5.000%	8/1/26	850	989
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/21	2,515	2,515
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,830	3,097
	Williamson County TN GO	5.000%	4/1/22	1,450	1,479
	Williamson County TN GO	5.000%	4/1/22	1,465	1,494
	Wilson County TN GO	5.000%	4/1/23	2,885	3,079
					320,834
Texas (11.6%)
	Abilene TX GO, Prere.	5.000%	2/15/24	16,165	17,899
	Alamo Community College District GO	5.000%	2/15/24	1,325	1,466
	Aldine Independent School District GO	5.000%	2/15/23	580	616
	Aldine Independent School District GO	5.000%	2/15/25	100	115
	Aledo Independent School District GO	5.000%	2/15/23	175	186
	Aledo Independent School District GO	5.000%	2/15/24	435	481
	Aledo Independent School District GO	5.000%	2/15/24	180	199
	Aledo Independent School District GO	5.000%	2/15/25	415	476
	Aledo Independent School District GO	5.000%	2/15/26	460	545
	Alief Independent School District GO	5.000%	2/15/22	1,000	1,014
	Alief Independent School District GO	4.000%	2/15/23	1,000	1,011
	Allen Independent School District GO	5.000%	2/15/23	1,990	2,113
	Alvin TX Independent School District GO	5.000%	2/15/25	685	786
	Alvin TX Independent School District GO PUT	1.250%	8/15/22	8,590	8,655
	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,279
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	60	62
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	325
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	195	213
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	228
	Arlington TX GO	5.000%	8/15/22	1,400	1,453
	Arlington TX GO	5.000%	8/15/23	1,000	1,084
	Arlington TX GO	5.000%	8/15/23	1,495	1,621
	Arlington TX Independent School District GO	5.000%	2/15/25	125	144
	Arlington TX Independent School District GO, Prere.	4.000%	2/15/23	50	52
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/21	250	251
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	262
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	243
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	333
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	150	155
	Austin Independent School District GO	5.000%	8/1/22	445	461
	Austin Independent School District GO	5.000%	8/1/24	3,970	4,472
	Austin Independent School District GO	5.000%	8/1/24	1,750	1,971

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin Independent School District GO	5.000%	8/1/25	1,500	1,748
	Austin Independent School District GO	5.000%	8/1/26	580	696
[1,2]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	0.040%	11/1/21	7,245	7,245
	Austin TX GO	5.000%	5/1/23	1,570	1,682
	Austin TX GO	5.000%	9/1/23	1,000	1,086
	Austin TX GO	5.000%	9/1/23	1,145	1,244
	Austin TX GO	5.000%	11/1/23	1,615	1,767
	Austin TX GO	5.000%	5/1/24	1,615	1,803
	Austin TX GO	5.000%	9/1/24	1,615	1,826
	Austin TX GO	5.000%	9/1/24	1,300	1,470
	Austin TX GO	5.000%	11/1/24	1,670	1,900
	Austin TX GO	5.000%	5/1/25	1,665	1,927
	Austin TX GO	5.000%	9/1/25	1,170	1,369
	Austin TX GO	5.000%	9/1/25	1,000	1,170
	Austin TX GO	5.000%	11/1/25	1,720	2,024
	Austin TX GO	5.000%	5/1/26	1,715	2,049
[5]	Austin TX Utility System Revenue	0.010%	11/1/21	5,225	5,225
	Austin TX Utility System Revenue CP	0.000%	11/1/21	5,350	5,350
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	513
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/23	105	115
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/24	70	80
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	513
	Barbers Hill Independent School District GO	5.000%	2/15/24	500	553
	Bexar County TX GO	5.000%	6/15/23	1,885	2,028
	Bexar County TX GO	5.000%	6/15/24	385	432
	Bexar County TX GO, Prere.	5.000%	6/15/23	24,850	26,763
	Birdville Independent School District GO	5.000%	2/15/24	1,345	1,487
[5]	Board of Regents of the University of Texas System	0.010%	11/3/21	23,000	23,000
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/23	195	212
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	155	175
	Brazosport Independent School District GO	5.000%	2/15/23	1,550	1,645
	Brazosport Independent School District GO	5.000%	2/15/25	2,330	2,676
	Burnet Consolidated Independent School District GO	5.000%	8/1/23	315	341
	Burnet Consolidated Independent School District GO	5.000%	8/1/24	400	450
	Burnet Consolidated Independent School District GO	5.000%	8/1/25	350	408
	Calhoun County Independent School District GO	5.000%	2/15/22	475	482
	Calhoun County Independent School District GO	5.000%	2/15/23	6,415	6,798
	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	4,298
	Canyon Independent School District GO	5.000%	2/15/23	215	228
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	9/1/22	6,875	6,880
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	2,950	3,131
	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	519
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	755	868
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	110	116
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	130	148
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	4,095	4,941
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,200	1,335
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	55	58
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	590	612
	Channelview Independent School District GO	5.000%	8/15/24	3,615	4,080
	Clear Creek Independent School District GO	5.000%	2/15/22	1,675	1,698
	Clear Creek Independent School District GO	4.000%	2/15/23	635	665
	Clear Creek Independent School District GO	5.000%	2/15/23	430	456
	Clear Creek Independent School District GO	5.000%	2/15/24	530	587
	Clear Creek Independent School District GO	5.000%	2/15/24	950	1,051
	Clear Creek Independent School District GO	5.000%	2/15/25	580	666
	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,579
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,512
	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,250	2,239
[3]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.200%	7/1/31	3,925	3,925
	College Station TX GO	5.000%	2/15/22	1,655	1,678
	College Station TX GO	5.000%	2/15/23	1,735	1,842
	Collin County TX GO	5.000%	2/15/25	1,705	1,957
	Collin County TX GO	5.000%	2/15/26	1,000	1,184
	Comal Independent School District GO	5.000%	2/1/24	2,860	3,158
	Comal Independent School District GO	5.000%	2/1/25	1,510	1,730
	Conroe Independent School District GO	5.000%	2/15/22	3,915	3,969
	Conroe Independent School District GO	5.000%	2/15/23	10,600	11,246
	Conroe Independent School District GO	5.000%	2/15/24	9,380	10,381

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conroe Independent School District GO	5.000%	2/15/25	115	132
	Corpus Christi TX GO	5.000%	3/1/23	940	999
	Corpus Christi TX GO	5.000%	3/1/24	920	1,018
	Corpus Christi TX GO	5.000%	3/1/25	890	1,024
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	1,375	1,462
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	50	53
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,030	1,183
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,750	10,832
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	14,625	14,737
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	16,625	16,752
	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	9,220	9,136
	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	13,505	13,382
	Cypress-Fairbanks Independent School District GO, Prere.	4.000%	2/15/23	10,140	10,633
	Cypress-Fairbanks Independent School District GO, Prere.	5.000%	2/15/23	1,135	1,205
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	585	587
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	145	153
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	658
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,196
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	445	508
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	180	205
[1,2,8]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	0.080%	11/4/21	5,500	5,500
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,585	1,808
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,010	1,152
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,310	1,312
	Dallas County TX GO	5.000%	8/15/22	3,700	3,840
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/21	130	130
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/22	5,255	5,502
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,600	1,748
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	190	208
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	4,415	4,819
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	200	218
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/24	80	80
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,040	1,220
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,525	2,962
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,160	8,376
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,290	2,763
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,805
	Dallas Independent School District GO	4.000%	2/15/23	8,000	8,390
	Dallas Independent School District GO	5.000%	8/15/23	905	982
	Dallas Independent School District GO	4.000%	2/15/24	10,345	11,208
	Dallas Independent School District GO	5.000%	8/15/24	55	62
	Dallas Independent School District GO	5.000%	8/15/25	3,260	3,675
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	850	862
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	1,395	1,414
	Dallas TX GO	5.000%	2/15/22	9,075	9,201
	Dallas TX GO	5.000%	2/15/22	7,700	7,807
	Dallas TX GO	5.000%	2/15/23	3,485	3,699
	Dallas TX GO	5.000%	2/15/23	1,670	1,693
	Dallas TX GO	5.000%	2/15/23	9,455	10,036
	Dallas TX GO	5.000%	2/15/23	7,700	8,173
	Dallas TX GO	5.000%	2/15/24	55	61
	Dallas TX GO	5.000%	2/15/24	75	76
	Deer Park Independent School District GO PUT	0.160%	10/3/22	1,880	1,878
	Denton County TX GO	5.000%	7/15/24	1,145	1,287
	Denton County TX GO	5.000%	7/15/25	1,000	1,125
	Denton Independent School District GO PUT	2.000%	8/1/24	5,075	5,287
	Denton Independent School District GO, Prere.	5.000%	8/15/24	1,300	1,468
	Denton TX County GO, Prere.	5.000%	7/15/24	9,455	10,643
	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,000	1,994
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/24	720	812
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	675	787
	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	922
	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	765	863
	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	15,935
	Ector County Hospital District GO	5.000%	9/15/22	210	217
	Ector County Hospital District GO	5.000%	9/15/24	445	490
	Ector County Hospital District GO	5.000%	9/15/25	250	283
	El Paso TX GO	5.000%	8/15/22	430	446
	El Paso TX GO	5.000%	8/15/23	370	401

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	5.000%	8/15/23	455	493
	El Paso TX GO	5.000%	8/15/24	155	175
	El Paso TX GO	5.000%	8/15/24	350	394
	El Paso TX GO	5.000%	8/15/24	480	541
	El Paso TX GO	5.000%	8/15/24	20	23
	El Paso TX GO	5.000%	8/15/25	960	1,117
	El Paso TX GO	5.000%	8/15/25	500	582
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	3,750	3,810
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	275	278
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	630	653
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	619
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	190
	Fort Bend County TX GO	5.000%	3/1/23	350	372
	Fort Bend County TX GO	5.000%	3/1/23	630	670
	Fort Bend County TX GO	5.000%	3/1/24	215	238
	Fort Bend County TX GO	5.000%	3/1/24	725	804
	Fort Bend County TX GO	5.000%	3/1/25	200	230
	Fort Bend County TX GO	5.000%	3/1/25	500	575
[1,2]	Fort Bend County TX Toll Road Highway Revenue TOB VRDO	0.090%	11/4/21	1,530	1,530
	Fort Bend Independent School District GO	5.000%	8/15/24	400	451
	Fort Bend Independent School District GO	5.000%	8/15/25	160	187
	Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,385	10,509
	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,980	3,005
	Fort Worth Independent School District GO	5.000%	2/15/22	2,010	2,038
	Fort Worth Independent School District GO	5.000%	2/15/23	2,165	2,298
	Fort Worth Independent School District GO	5.000%	2/15/23	1,750	1,858
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	5,004
	Fort Worth Independent School District GO	5.000%	2/15/24	2,000	2,212
	Fort Worth Independent School District GO	5.000%	2/15/25	1,155	1,325
	Fort Worth TX GO	4.000%	3/1/23	2,255	2,368
	Fort Worth TX GO	5.000%	3/1/24	6,490	7,186
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,276
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/22	1,665	1,688
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/22	905	918
	Frisco Independent School District GO	5.000%	8/15/22	1,260	1,308
	Galena Park Independent School District GO	5.000%	8/15/22	580	602
	Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,855
	Garland Independent School District GO	5.000%	2/15/25	1,955	2,245
	Garland TX GO	5.000%	2/15/23	500	531
	Georgetown Independent School District GO	5.000%	8/15/22	380	394
	Georgetown Independent School District GO PUT	2.750%	8/1/22	9,530	9,711
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	4,075	4,083
	Goose Creek Consolidated Independent School District GO PUT	0.150%	10/3/22	4,100	4,097
	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,188
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	107,890	114,002
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	48,910	53,108
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	27,125	29,551
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	62,955	68,887
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,400	10,330
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	215	253
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	0.030%	11/1/21	3,300	3,300
[4]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,000	1,011
	Harlandale Independent School District GO PUT	0.750%	8/15/25	9,400	9,404
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,000	2,008
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	514
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,044
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	310	325
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,052
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	752
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	25	27
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,362
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,685	1,848
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,265
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	830	971
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue CP	0.100%	11/1/21	34,165	34,165
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	6,950	7,284
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	1,350	1,419
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,450	11,821
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	550	624

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,505	3,985
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	4,002
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	475	570
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, 1M USD LIBOR + 0.650%	0.708%	7/1/24	2,500	2,510
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.470%	12/1/22	6,500	6,498
[1,2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	15,065	15,065
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	7,880	7,880
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/3/21	30,000	30,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/3/21	17,500	17,500
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	9,100	9,100
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	13,750	13,750
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	105
	Harris County Flood Control District GO	4.000%	10/1/23	2,140	2,292
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,656
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,755
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	2,049
	Harris County Flood Control District Lease Revenue	5.000%	10/1/23	11,655	12,707
[3]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.200%	7/1/31	4,450	4,450
[3]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.200%	7/1/31	775	775
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,770	1,875
	Harris County TX GO	5.000%	10/1/22	10,005	10,445
	Harris County TX GO	5.000%	8/15/23	3,280	3,558
	Harris County TX GO	5.000%	10/1/23	1,410	1,537
	Harris County TX GO	5.000%	10/1/24	230	240
	Harris County TX GO	5.000%	10/1/24	255	266
	Harris County TX GO	5.000%	10/1/24	5,640	6,394
	Harris County TX Highway Revenue	5.000%	8/15/23	130	141
	Harris County TX Highway Revenue	5.000%	8/15/24	295	333
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	100	113
[1]	Hays County TX	2.500%	9/15/25	160	161
	Hays County TX GO	5.000%	2/15/22	820	831
	Hidalgo County TX GO	4.000%	8/15/22	580	597
	Hidalgo County TX GO	5.000%	8/15/25	570	661
	Hidalgo County TX GO	5.000%	8/15/26	500	597
	Houston Community College System GO	4.000%	2/15/23	900	943
	Houston Community College System GO	4.000%	2/15/23	2,085	2,184
	Houston Community College System GO	5.000%	2/15/24	1,720	1,901
	Houston Community College System GO	5.000%	2/15/24	3,870	4,277
	Houston Community College System GO	5.000%	2/15/25	1,855	2,127
	Houston Community College System GO	5.000%	2/15/25	6,535	7,493
	Houston Independent School District GO	5.000%	2/15/22	2,590	2,626
	Houston Independent School District GO	5.000%	2/15/23	50	53
	Houston Independent School District GO	5.000%	2/15/23	1,155	1,226
	Houston Independent School District GO	5.000%	2/15/24	295	327
	Houston Independent School District GO	5.000%	2/15/24	115	127
	Houston Independent School District GO PUT	2.250%	6/1/22	22,175	22,426
	Houston Independent School District GO PUT	2.250%	6/1/22	21,500	21,744
	Houston Independent School District GO PUT	4.000%	6/1/23	4,685	4,952
	Houston Independent School District GO PUT	4.000%	6/1/23	12,470	13,182
	Houston Independent School District GO PUT	3.000%	6/1/24	1,700	1,813
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.050%	11/4/21	37,900	37,900
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	295	330
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/21	1,795	1,798
[5]	Houston TX Combined Utility System Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.010%	0.050%	11/5/21	5,000	5,000
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.060%	11/4/21	76,225	76,225
	Houston TX GO	5.000%	3/1/22	3,185	3,236
	Houston TX GO	5.000%	3/1/23	1,985	2,110
	Houston TX GO	5.000%	3/1/24	165	183
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/22	90	93
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	95	101
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	137
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	140	157
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	161
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	1,000	1,037
[5]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.150%	10/15/23	1,475	1,481
	Irving Independent School District GO	5.000%	2/15/24	1,975	2,184

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irving Independent School District GO	5.000%	2/15/25	75	86
	Irving TX GO	4.000%	9/15/22	2,980	3,078
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	816
	Joshua Independent School District GO, Prere.	5.000%	8/15/24	6,745	7,617
[1]	Justin TX	2.500%	9/1/26	125	123
	Katy Independent School District GO	5.000%	2/15/24	115	122
	Katy Independent School District GO	5.000%	2/15/25	110	126
	Katy Independent School District GO, Prere.	5.000%	2/15/23	35	37
	Kaufman County TX GO	5.000%	2/15/23	155	164
	Kaufman County TX GO	5.000%	2/15/23	115	122
	Kaufman County TX GO	5.000%	2/15/24	215	237
	Kaufman County TX GO	5.000%	2/15/24	120	133
	Klein Independent School District GO	5.000%	2/1/24	1,000	1,104
	Klein Independent School District GO	5.000%	8/1/24	40	45
	La Joya Independent School District GO	5.000%	2/15/23	1,450	1,537
	La Joya Independent School District GO	5.000%	2/15/24	2,765	3,051
	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,223
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/24	215	241
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/26	300	354
	Lake Travis Independent School District GO PUT	1.000%	2/15/22	3,105	3,127
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	505	509
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,020	1,027
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,280	1,288
[1,2]	Lamar Consolidated Independent School District GO TOB VRDO	0.120%	11/4/21	1,970	1,970
	Laredo College District Combined Fee Revenue GO	5.000%	8/1/24	1,665	1,873
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/23	345	366
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,760
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	132
	Leander Independent School District GO	5.000%	8/15/22	2,250	2,336
	Leander Independent School District GO	5.000%	8/15/23	1,500	1,626
	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	380
	Leander Independent School District GO, Prere.	0.000%	8/15/24	6,000	1,493
	Lewisville Independent School District GO	5.000%	8/15/22	1,185	1,230
	Lewisville Independent School District GO	5.000%	8/15/22	6,210	6,446
	Lewisville Independent School District GO	5.000%	8/15/25	1,870	2,182
	Little Elm Independent School District GO	5.000%	8/15/23	950	1,030
	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,127
	Little Elm Independent School District GO PUT	0.680%	8/15/25	3,250	3,252
	Lone Star College System GO	5.000%	2/15/22	1,150	1,166
	Lone Star College System GO	5.000%	2/15/22	2,310	2,342
	Lone Star College System GO	5.000%	2/15/23	3,245	3,444
	Lone Star College System GO	5.000%	2/15/23	1,920	2,038
	Lone Star College System GO	5.000%	2/15/23	150	159
	Lone Star College System GO	5.000%	2/15/24	9,055	10,017
	Lone Star College System GO	5.000%	2/15/25	1,025	1,176
	Lone Star College System GO	5.000%	2/15/25	10,000	11,472
	Longview Independent School District GO	5.000%	2/15/23	625	663
	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/23	400	433
	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/24	555	625
[6]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/23	200	211
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,530	1,708
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	85	87
[6]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,145	1,256
[6]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,240	1,407
[3,6]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	820	960
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	513
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	4,605	4,724
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,755	4,027
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	310	346
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	558
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,785	1,992
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	578
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	425	491
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,015	2,329
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,385
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,180
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	75	80
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	545	608
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	40	45

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	120	139
[1,2]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.080%	11/4/21	7,970	7,970
[1,2]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.170%	11/4/21	5,370	5,370
	Lubbock County TX GO	4.000%	2/15/24	1,580	1,710
	Lubbock Independent School District GO	5.000%	2/15/22	250	253
	Lubbock Independent School District GO	5.000%	2/15/23	350	371
	Lubbock TX GO	5.000%	2/15/24	1,000	1,105
	Lubbock TX GO	5.000%	2/15/25	1,170	1,341
	Lubbock TX Water & Wastewater System Water Revenue	3.000%	2/15/22	370	373
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/23	305	324
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	665	735
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/25	525	602
	Mainland College GO	5.000%	8/15/22	625	648
	Mainland College GO	5.000%	8/15/23	500	541
	Mainland College GO	5.000%	8/15/24	275	309
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/22	500	519
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	665	744
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	265	301
	Midland County Hospital District GO	5.000%	5/15/25	365	421
	Midland County Hospital District GO	5.000%	5/15/26	395	468
	Midland Independent School District GO	5.000%	2/15/26	130	154
	Midland TX GO	5.000%	3/1/24	1,685	1,866
	Midlothian Independent School District GO	5.000%	2/15/22	1,635	1,658
	Midlothian Independent School District GO	5.000%	2/15/23	1,410	1,495
	Midlothian Independent School District GO	5.000%	2/15/24	500	552
	Midlothian Independent School District GO	5.000%	2/15/25	365	418
	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,355	3,479
	Midway Independent School District GO	5.000%	8/15/23	325	352
	Nederland Independent School District GO	5.000%	8/15/22	1,620	1,681
	Nederland Independent School District GO	5.000%	8/15/24	95	107
	Nederland Independent School District GO	5.000%	8/15/26	1,905	2,290
	New Braunfels TX GO	5.000%	2/1/23	710	752
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,402
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,500
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,369
[5]	New Braunfels TX Utility System Revenue	0.010%	11/9/21	12,250	12,250
	New Caney Independent School District GO PUT	1.250%	8/15/24	2,350	2,397
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	700
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	4.000%	11/1/21	930	930
[1,2]	New York State Urban Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	6,500	6,500
	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	107
	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	115
	North East TX Independent School District GO	5.000%	2/1/23	3,290	3,482
	North East TX Independent School District GO	5.000%	8/1/23	500	542
	North East TX Independent School District GO PUT	0.250%	8/1/22	1,665	1,665
	North East TX Independent School District GO PUT	2.375%	8/1/22	8,180	8,313
	North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,524
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/21	500	503
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/22	885	931
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/23	1,415	1,554
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	849
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	793
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/22	2,950	3,043
	North Texas Municipal Water District Water System Water Revenue	5.250%	9/1/22	4,705	4,783
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,278
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	1,740	1,926
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	350	356
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/22	1,000	1,006
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	2,750	2,772
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,540	3,734
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,395	3,583
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,185	2,306
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,460	5,760
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	65	71
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	125	132
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,620	1,708
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,732
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	10,385	11,418

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,850	6,432
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	245	258
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	380
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,315	3,494
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,380	6,139
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	7,007
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.130%	11/4/21	1,875	1,875
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.130%	11/4/21	5,095	5,095
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.130%	11/4/21	3,940	3,940
[13]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	300	354
	Northside Independent School District GO PUT	1.750%	6/1/22	1,460	1,460
	Northside Independent School District GO PUT	2.750%	8/1/23	17,370	18,050
	Northside Independent School District GO PUT	1.600%	8/1/24	16,565	17,040
	Northside Independent School District GO PUT	0.700%	6/1/25	9,000	9,005
	Northwest Independent School District GO	5.000%	2/15/24	105	116
	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,125	15,526
[3]	Pasadena Independent School District GO VRDO	0.060%	11/4/21	47,500	47,500
	Pearland Independent School District GO	5.000%	2/15/23	265	281
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	115	119
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	90	101
	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,850	1,880
	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,146
	Pflugerville TX GO	5.000%	8/1/23	400	433
	Pflugerville TX GO	5.000%	8/1/23	650	703
	Pflugerville TX GO	5.000%	8/1/24	765	861
	Pflugerville TX GO	5.000%	8/1/24	600	676
	Pflugerville TX GO	5.000%	8/1/25	390	454
	Pflugerville TX GO	5.000%	8/1/25	400	466
	Plano Independent School District GO	5.000%	2/15/23	125	133
	Plano Independent School District GO	5.000%	2/15/24	65	72
	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,660	7,644
	Prosper Independent School District GO	5.000%	2/15/26	500	592
	Richardson Independent School District GO	5.000%	2/15/22	500	507
	Richardson Independent School District GO	5.000%	2/15/22	5,500	5,576
	Richardson Independent School District GO	5.000%	2/15/23	4,000	4,246
	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/22	200	206
	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/23	545	580
	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/24	810	890
	Rio Grande City Consolidated Independent School District GO	5.000%	8/15/25	540	630
	Rockland County TX GO	5.000%	2/1/22	345	349
	Rockland County TX GO	5.000%	2/1/24	425	469
	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	200	230
	Round Rock Independent School District GO	5.000%	8/1/23	100	108
	Round Rock Independent School District GO	5.000%	8/1/24	2,575	2,902
	Round Rock Independent School District GO	5.000%	8/1/24	325	366
	Round Rock Independent School District GO	5.000%	8/1/25	500	583
	Round Rock TX GO	5.000%	8/15/22	1,120	1,163
	San Angelo TX GO	2.000%	2/15/24	5,335	5,526
	San Angelo TX GO	2.000%	2/15/25	2,720	2,845
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	6,230	6,453
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	50	55
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,040	1,077
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	85	98
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,365
[16]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/21	35,250	35,300
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,235	13,579
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	11,510	11,962
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,560	14,161
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	8,090	8,453
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.080%	11/4/21	12,695	12,695
	San Antonio TX GO	5.000%	8/1/23	9,035	9,780
	San Antonio TX GO	5.000%	2/1/24	210	232
	San Antonio TX GO, Prere.	5.000%	2/1/22	570	577
	San Antonio TX Independent School District GO	5.000%	8/15/22	1,250	1,297
	San Antonio TX Independent School District GO	5.000%	8/15/23	1,600	1,736
	San Antonio TX Independent School District GO	5.000%	2/15/24	140	155
	San Antonio TX Independent School District GO	5.000%	8/15/24	1,395	1,574
	San Antonio Water System Revenue CP VRDO	0.090%	12/1/21	4,825	4,825
	San Antonio Water System Revenue VRDO	0.010%	11/18/21	17,500	17,500

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio Water System Water Revenue	5.000%	5/15/24	450	493
	San Antonio Water System Water Revenue	5.000%	5/15/25	450	482
	San Antonio Water System Water Revenue PUT	2.000%	11/1/21	7,050	7,050
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	15,640	15,900
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,655	9,155
	Sherman Independent School District GO PUT	2.000%	8/1/23	1,100	1,130
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	500	522
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/23	290	312
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	125	139
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	150	175
	Southwest Independent School District GO	5.000%	2/1/24	100	110
	Spring Branch Independent School District GO	5.000%	2/1/23	1,520	1,610
	Spring Independent School District GO	5.000%	8/15/23	680	737
	Spring Independent School District GO	5.000%	8/15/24	605	682
	Spring Independent School District GO	5.000%	8/15/25	500	583
	Spring Independent School District GO	5.000%	8/15/26	500	600
	Sugar Land TX GO	5.000%	2/15/25	1,200	1,376
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	975	1,006
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	850	916
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	150	166
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Scott & White Healthcare Project) TOB VRDO	0.120%	11/4/21	3,900	3,900
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	0.440%	12/16/22	46,590	46,607
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	30,955	30,955
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	7,275	7,275
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	10,120	10,120
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	19,200	19,200
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	4,100	4,100
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	22,180	22,180
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	200	213
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	100	108
[2]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.070%	11/4/21	6,015	6,015
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/25	80	92
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/22	500	508
	Temple TX Utility System Water Revenue	5.000%	8/1/23	360	389
	Temple TX Utility System Water Revenue	5.000%	8/1/24	460	518
	Temple TX Utility System Water Revenue	5.000%	8/1/25	925	1,077
	Texas A&M University College & University Revenue	4.000%	5/15/23	2,750	2,908
	Texas A&M University College & University Revenue	5.000%	5/15/23	4,785	5,132
	Texas A&M University College & University Revenue	5.000%	5/15/24	100	112
	Texas A&M University College & University Revenue	5.000%	5/15/24	1,375	1,537
	Texas A&M University College & University Revenue	5.000%	5/15/25	295	342
	Texas A&M University College & University Revenue	5.000%	5/15/25	30	35
	Texas City TX Independent School District GO	5.000%	8/15/22	225	233
	Texas City TX Independent School District GO	5.000%	8/15/23	595	645
	Texas City TX Independent School District GO	3.000%	2/15/24	1,025	1,087
	Texas GO	5.000%	8/1/22	965	1,000
	Texas GO	5.000%	8/1/22	1,705	1,705
	Texas GO	5.000%	8/1/22	2,185	2,193
	Texas GO	5.000%	8/1/23	1,730	1,736
	Texas GO	5.000%	10/1/23	205	224
	Texas GO	5.000%	10/1/23	100	109
	Texas GO	5.000%	10/1/23	95	104
	Texas GO	5.000%	4/1/24	100	111
	Texas GO	5.000%	4/1/24	50	56
	Texas GO	5.000%	10/1/24	110	125
	Texas GO	5.000%	10/1/24	35	40
	Texas GO	5.000%	4/1/25	125	139
	Texas GO	5.000%	8/1/25	5,040	5,878
	Texas GO	5.000%	10/1/25	4,375	4,866
	Texas GO	5.000%	10/1/25	5,835	6,622
	Texas GO	5.000%	10/1/25	1,635	1,917
	Texas GO	4.000%	8/1/26	1,050	1,182
	Texas GO VRDO	0.050%	11/3/21	7,920	7,920
	Texas GO VRDO	0.050%	11/3/21	7,465	7,465
[2]	Texas GO VRDO	0.060%	11/3/21	58,090	58,090
	Texas GO VRDO	0.060%	11/3/21	71,950	71,950
	Texas GO VRDO	0.060%	11/3/21	69,180	69,180

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO VRDO	0.060%	11/3/21	37,850	37,850
	Texas GO VRDO	0.070%	11/3/21	53,000	53,000
	Texas GO VRDO	0.080%	11/3/21	21,950	21,950
	Texas GO VRDO	0.080%	11/3/21	18,450	18,450
	Texas GO, ETM	5.000%	8/1/22	3,035	3,144
	Texas GO, Prere.	5.000%	4/1/22	200	204
	Texas GO, Prere.	5.000%	4/1/24	60	67
	Texas GO, Prere.	5.000%	4/1/24	55	61
	Texas GO, Prere.	5.000%	4/1/24	250	278
	Texas GO, Prere.	5.000%	10/1/24	85	96
	Texas GO, Prere.	5.000%	10/1/24	35	40
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	2,000	2,011
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	890	935
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,155	1,262
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,025	1,159
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	960	1,117
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/22	240	245
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	144
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	193
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	284
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	304
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	2,280	2,307
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	1,010	1,070
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,170	1,291
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	509
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	712
	Texas State University System College & University Revenue	5.000%	3/15/25	125	144
	Texas State University System College & University Revenue	5.000%	3/15/26	870	959
	Texas Transportation Commission GO PUT	0.650%	4/1/26	25,445	25,227
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	165	176
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	17,275	18,841
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	50	56
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	45	50
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,250	2,637
	Texas Water Development Board Water Revenue	5.000%	4/15/22	4,750	4,855
	Texas Water Development Board Water Revenue	5.000%	4/15/22	2,000	2,044
	Texas Water Development Board Water Revenue	5.000%	4/15/22	6,095	6,229
	Texas Water Development Board Water Revenue	5.000%	8/1/22	4,125	4,274
	Texas Water Development Board Water Revenue	5.000%	10/15/22	11,305	11,824
	Texas Water Development Board Water Revenue	4.000%	4/15/23	1,090	1,149
	Texas Water Development Board Water Revenue	5.000%	4/15/23	1,445	1,544
	Texas Water Development Board Water Revenue	5.000%	4/15/23	100	107
	Texas Water Development Board Water Revenue	5.000%	8/1/23	1,100	1,191
	Texas Water Development Board Water Revenue	4.000%	10/15/23	2,000	2,146
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,630	2,873
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,000	2,229
	Texas Water Development Board Water Revenue	5.000%	4/15/24	50	56
	Texas Water Development Board Water Revenue	5.000%	8/1/24	1,045	1,178
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,600	2,954
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,075	1,243
	Texas Water Development Board Water Revenue	5.000%	8/1/25	870	1,016
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,045	1,229
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,204
	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,559
	Tomball Independent School District GO PUT	0.450%	8/15/23	2,075	2,073
	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,327
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	4,088
	Travis County TX GO	2.000%	3/1/22	5,530	5,564
[1,2]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/22	1,375	1,425
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,670	1,808
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,670	1,881
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/25	45	53
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/22	2,045	2,088
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/22	2,095	2,171
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/23	90	94
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	16
	United TX Independent School District GO	5.000%	8/15/22	2,855	2,964
	United TX Independent School District GO	5.000%	8/15/23	3,415	3,702

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United TX Independent School District GO	5.000%	8/15/24	435	491
	United TX Independent School District GO, Prere.	4.000%	8/15/23	100	107
	University of Houston College & University Revenue	5.000%	2/15/25	70	80
	University of Texas System College & University Revenue	5.000%	8/15/22	2,295	2,382
	University of Texas System College & University Revenue	5.000%	8/15/22	970	1,007
	University of Texas System College & University Revenue	5.000%	8/15/23	1,075	1,167
	University of Texas System College & University Revenue	5.000%	8/15/23	95	103
	University of Texas System College & University Revenue	5.000%	8/15/24	305	344
	University of Texas System College & University Revenue	5.000%	8/15/24	265	299
	University of Texas System College & University Revenue VRDO	0.040%	11/4/21	7,810	7,810
	Via Metropolitan Transit Advanced Transportation District Salex Tax Revenue, Prere.	5.000%	8/1/24	2,065	2,328
	Waco Educational Finance Corp. College & University Revenue	3.000%	3/1/22	350	353
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/24	600	651
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/26	575	655
[1,2]	Waco Educational Finance Corp. College & University Revenue TOB VRDO	0.120%	11/4/21	1,870	1,870
	Wichita Falls Independent School District GO	4.000%	2/1/24	1,000	1,082
	Wichita Falls Independent School District GO	4.000%	2/1/25	650	724
	Willis Independent School District GO	2.000%	2/15/24	325	337
	Willis Independent School District GO	4.000%	2/15/25	400	446
	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,248
	Wylie Independent School District GO	0.000%	8/15/23	2,230	2,216
	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,654
	Wylie Independent School District GO	0.000%	8/15/25	1,325	1,293
					2,683,401
Utah (0.7%)
	Canyons School District GO	5.000%	6/15/22	1,775	1,828
	Canyons School District GO	5.000%	6/15/23	3,545	3,820
	Canyons School District GO	5.000%	6/15/24	3,560	3,995
	Central Utah Water Conservancy District GO	5.000%	4/1/24	4,230	4,705
	Davis School District GO (Utah School Board Guaranty Program) GO	5.000%	6/1/23	810	871
	Granite School District Board of Education GO	5.000%	6/1/23	6,260	6,731
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/24	1,000	1,135
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/25	650	762
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.020%	11/1/21	18,405	18,405
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.020%	11/1/21	9,560	9,560
	Murray UT Revenue VRDO	0.030%	11/1/21	6,500	6,500
	University of Utah College & University Revenue	5.000%	8/1/24	2,000	2,253
	University of Utah College & University Revenue	5.000%	8/1/24	705	794
	University of Utah College & University Revenue, ETM	5.000%	8/1/22	1,635	1,694
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/22	32,000	32,734
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	525	579
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	9,510	10,693
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	18,460	18,460
	Utah GO	5.000%	7/1/22	5,000	5,160
	Utah GO	5.000%	7/1/22	255	263
	Utah GO	5.000%	7/1/23	5,050	5,450
	Utah GO	5.000%	7/1/23	50	54
	Utah GO	5.000%	7/1/24	25	28
	Utah GO	5.000%	7/1/24	50	56
	Utah GO	5.000%	7/1/24	2,500	2,810
	Utah GO	5.000%	7/1/24	20	22
	Utah GO	5.000%	7/1/25	3,000	3,496
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	235	253
	Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,106
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	535	551
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	115	129
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	90	104
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	30	35
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	1,145	1,332
	Utah UT Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	14,235	14,235
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/23	725	775
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	315	381
					161,759
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	359
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	460	520
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	545	618
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/22	500	522

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/24	620	688
					2,707
Virginia (2.2%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	8,710	8,710
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	431
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	301
	Arlington County VA GO, Prere.	5.000%	8/1/22	1,000	1,036
[1,2]	Arlington County VA IDA Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.150%	11/4/21	22,055	22,055
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,785	64,079
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,176
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	650	666
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	130	145
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/24	250	252
	Chesterfield County VA GO	5.000%	1/1/23	2,550	2,692
	Chesterfield County VA Water & Sewer Water Revenue	5.000%	11/1/22	6,000	6,289
	Fairfax County Economic Development Authority Recreational Revenue VRDO	0.040%	11/4/21	10,600	10,600
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	15,650	16,766
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	7,000	7,000
	Fairfax County VA GO	5.000%	10/1/22	10,315	10,352
	Fairfax County VA GO	5.000%	4/1/24	50	56
	Fairfax County VA GO	4.000%	10/1/24	1,750	1,934
	Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,692
	Fairfax County VA Sewer Revenue	5.000%	7/15/24	3,030	3,408
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,928
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/24	55	62
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	50,480	60,366
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	26,675	27,528
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/22	1,315	1,347
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	45	46
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	300	317
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	435	486
	Loudoun County Economic Development Authority Industrial Revenue VRDO	0.070%	11/3/21	33,680	33,680
	Loudoun County VA GO	5.000%	12/1/22	5,125	5,392
	Loudoun County VA GO	5.000%	12/1/23	4,710	4,955
	Loudoun County VA GO	5.000%	12/1/23	5,000	5,493
	Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,515	3,537
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,097
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,365	1,375
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	526
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/22	365	369
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	980	1,023
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	865	930
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	723
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	479
	Newport News VA GO	5.000%	7/15/24	40	45
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	10,730	10,730
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	37,320	37,320
[1]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	170	173
	Richmond VA GO	5.000%	3/1/25	45	52
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	290	291
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	415	442
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	839
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	5.000%	7/1/25	50	58
	Virginia Beach VA GO	5.000%	4/1/22	1,685	1,719
	Virginia Beach VA GO	5.000%	7/15/22	5,485	5,671
	Virginia Beach VA GO	5.000%	7/15/22	4,430	4,580
	Virginia Beach VA GO	5.000%	9/15/22	2,000	2,084
	Virginia Beach VA GO	5.000%	7/15/23	2,755	2,978
	Virginia Beach VA GO	5.000%	7/15/23	2,455	2,654
	Virginia Beach VA GO	5.000%	7/15/24	2,515	2,831
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	7,780	7,873
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	6,195	6,269
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	18,420	19,523
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	70	74
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	25	27
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	20	22
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	180	206
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	125	143
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	60	69

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	1,675	1,775
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	265	281
	Virginia College Building Authority College & University Revenue	5.000%	9/1/24	1,035	1,172
	Virginia College Building Authority College & University Revenue	5.000%	9/1/25	1,725	2,018
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/22	275	282
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/24	325	359
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	425	496
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/24	2,820	3,190
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,815	1,862
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,930	1,980
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	110	118
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	155	173
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	25	29
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	50	54
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/24	155	172
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	125	141
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	1,040	1,197
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/22	5,685	5,890
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	2,500	2,708
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	150	162
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	70	76
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	101
	Virginia Public School Authority Lease Revenue	5.000%	3/1/22	5,795	5,888
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,500	1,554
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/25	2,790	3,166
	Virginia Resources Authority Lease Revenue (Virginia Pooled Financing Program)	5.000%	11/1/21	1,580	1,580
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	215	217
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	240	245
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	489
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	233
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	247
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	375
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	22,075	22,075
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	8,585	8,585
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	5,830	5,830
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	3,875	3,875
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	5,840	5,933
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,097
					510,597
Washington (1.4%)
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/22	510	534
[5]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	11/1/23	30,275	30,400
	Chelan County Public Utility District No 1 Water Revenue VRDO	0.060%	11/3/21	8,160	8,160
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/22	2,500	2,629
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,744
	Clark County School District No. 37 Vancouver GO	4.000%	12/1/24	2,560	2,844
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/24	85	93
	Energy Northwest Nuclear Revenue	5.000%	7/1/22	350	361
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	300	324
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	125	140
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	380	427
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	4,170	4,682
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	30	34
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/22	615	620
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	14,370	14,788
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	16,258
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	127
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/22	50	51
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	51
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	223
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	140	149
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	145
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	81
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	85
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,855	2,037

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	40	44
	King County School District No. 411 Issaquah GO	5.000%	12/1/23	95	104
	King County School District No. 414 Lake Washington GO	4.000%	12/1/21	1,420	1,424
	King County School District No. 414 Lake Washington GO	5.000%	12/1/21	1,000	1,004
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	880
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	850	915
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	1,030	1,144
	King County WA GO	5.000%	12/1/24	1,095	1,250
	King County WA GO VRDO	0.030%	11/1/21	4,000	4,000
	King County WA GO VRDO	0.060%	11/3/21	25,395	25,395
	King County WA Sewer Revenue	5.000%	7/1/22	1,500	1,548
	King County WA Sewer Revenue	5.000%	7/1/24	70	79
	Kirkland WA GO	5.000%	12/1/23	640	703
	Kirkland WA GO	5.000%	12/1/24	670	764
	Kirkland WA GO	5.000%	12/1/25	700	825
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	40	46
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/21	850	853
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/22	800	833
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	239
	Port of Seattle WA GO	5.000%	1/1/24	350	385
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,605	1,666
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	4,337
	Seattle WA GO	5.000%	11/1/24	2,200	2,503
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/23	65	71
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/24	85	96
[5]	Seattle WA Municipal Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	0.540%	11/1/23	160	161
	Spokane WA Water & Wastewater Water Revenue	5.000%	12/1/22	6,435	6,771
	Tacoma Metropolitan Park District GO	5.000%	12/1/23	1,955	2,145
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	770
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	710	760
	University of Washington College & University Revenue	5.000%	4/1/22	2,200	2,244
	University of Washington College & University Revenue	5.000%	4/1/23	2,250	2,402
	University of Washington College & University Revenue	5.000%	4/1/24	7,070	7,868
	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,748
	University of Washington College & University Revenue PUT	5.000%	5/1/22	12,225	12,253
	Washington COP	5.000%	7/1/23	11,850	12,767
	Washington GO	5.000%	2/1/22	1,500	1,518
	Washington GO	5.000%	6/1/22	1,500	1,542
	Washington GO	5.000%	7/1/22	2,315	2,390
	Washington GO	5.000%	8/1/22	5,530	5,730
	Washington GO	5.000%	1/1/23	6,375	6,731
	Washington GO	5.000%	6/1/23	1,500	1,613
	Washington GO	4.000%	7/1/23	755	802
	Washington GO	5.000%	7/1/23	160	173
	Washington GO	5.000%	7/1/23	16,080	16,588
	Washington GO	5.000%	7/1/23	13,715	14,149
	Washington GO	5.000%	7/1/23	2,215	2,390
	Washington GO	5.000%	7/1/23	15,345	16,560
	Washington GO	5.000%	7/1/23	40	41
	Washington GO	5.000%	8/1/23	15	16
	Washington GO	5.000%	8/1/23	9,300	10,072
	Washington GO	5.000%	8/1/23	170	184
	Washington GO	5.000%	1/1/24	3,800	4,183
	Washington GO	5.000%	1/1/24	4,655	5,124
	Washington GO	5.000%	6/1/24	1,625	1,819
	Washington GO	5.000%	7/1/24	1,140	1,176
	Washington GO	5.000%	7/1/24	195	201
	Washington GO	5.000%	7/1/24	45	51
	Washington GO	5.000%	7/1/24	15,220	17,087
	Washington GO	5.000%	7/1/24	110	114
	Washington GO	5.000%	7/1/24	310	320
	Washington GO	5.000%	8/1/24	550	595
	Washington GO	5.000%	8/1/24	3,735	4,207
	Washington GO	5.000%	8/1/24	40	45
	Washington GO	5.000%	8/1/24	50	56
	Washington GO	5.000%	8/1/24	45	51
	Washington GO	5.000%	2/1/25	255	292
	Washington GO	5.000%	2/1/25	45	52
	Washington GO	5.000%	2/1/25	20	23

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	2/1/25	100	115
	Washington GO	4.000%	7/1/25	115	118
	Washington GO	5.000%	7/1/25	255	263
	Washington GO	5.000%	7/1/25	550	567
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	95	103
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	80	83
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	200	217
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,275	2,398
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	135
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	169
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	261
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	478
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,675	6,233
[5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.450%	1/1/25	655	658
	Washington Higher Education Facilities Authority College & University Revenue VRDO	0.060%	11/4/21	4,275	4,275
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	3.500%	7/1/23	1,000	1,010
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	4,440	4,440
	Washington State University College & University Revenue	5.000%	10/1/23	350	380
[4]	Western Washington University College & University Revenue	4.000%	4/1/24	250	271
					327,053
West Virginia (0.4%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	700
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	135	152
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,059
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,310	7,396
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,025	10,449
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,440
[1,2]	West Virginia Economic Development Authority Lottery Revenue TOB VRDO	0.150%	11/4/21	7,210	7,210
	West Virginia GO	5.000%	6/1/22	3,610	3,712
	West Virginia GO	5.000%	12/1/22	2,645	2,783
	West Virginia GO	5.000%	6/1/24	615	688
	West Virginia GO	5.000%	12/1/24	645	736
	West Virginia GO	5.000%	6/1/25	1,275	1,480
	West Virginia GO	5.000%	12/1/25	1,335	1,574
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,175	1,235
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,570	2,757
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,060	1,199
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	13,865	13,865
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	11,285	11,285
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	6,225	6,737
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22	2,130	2,198
					84,655
Wisconsin (1.2%)
[3]	Ashland WI School District GO, Prere.	3.000%	3/1/24	1,030	1,093
	Eau Claire County WI GO	5.000%	9/1/22	300	312
	Eau Claire County WI GO	5.000%	9/1/23	370	401
	Eau Claire County WI GO	5.000%	9/1/24	395	445
	Eau Claire County WI GO	5.000%	9/1/25	415	483
	Hortonville Area School District GO	5.000%	4/1/24	1,000	1,111
	Madison WI GO	4.000%	10/1/22	8,045	8,326
	Madison WI GO	3.000%	10/1/23	8,040	8,462
	Madison WI GO	4.000%	10/1/24	7,100	7,824
	Milwaukee WI GO	5.000%	4/1/22	150	153
	Milwaukee WI GO	5.000%	4/1/22	200	204
	Milwaukee WI GO	5.000%	2/1/23	330	349
	Milwaukee WI GO	5.000%	4/1/23	625	666
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,670
	Milwaukee WI GO	5.000%	4/1/24	3,085	3,419
	Milwaukee WI GO	5.000%	4/1/26	3,540	4,192
[1,2]	Milwaukee WI GO TOB VRDO	0.130%	11/4/21	7,835	7,835
	Neenah Joint School District GO	5.000%	3/1/24	2,685	2,969
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	687
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	750	751
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	905	946
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	158
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	160	172
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	301

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	430	480
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	483
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	260
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	521
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/1/21	10,250	10,250
	Sauk Prairie School District GO	5.000%	3/1/24	200	221
	Waukesha School District GO	3.000%	4/1/22	1,100	1,113
	Waukesha School District GO	3.000%	4/1/23	1,415	1,468
	Waukesha WI GO	2.000%	10/1/22	725	737
	Waukesha WI GO	5.000%	10/1/23	185	202
	Waukesha WI GO	2.000%	10/1/24	900	941
	Waukesha WI GO	2.000%	10/1/25	1,335	1,407
	Waukesha WI GO	5.000%	10/1/25	205	240
	Wisconsin Appropriations Revenue	5.000%	5/1/22	8,100	8,296
	Wisconsin Appropriations Revenue	5.000%	5/1/24	40	45
[1,2,3]	Wisconsin Center District Miscellaneous Taxes Revenue TOB VRDO	0.090%	11/4/21	9,619	9,619
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	755	779
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	9,415	9,719
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	50	56
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	50	56
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/24	150	168
	Wisconsin GO	5.000%	11/1/21	5,025	5,025
	Wisconsin GO	5.000%	5/1/23	1,400	1,500
	Wisconsin GO	5.000%	11/1/23	215	225
	Wisconsin GO	5.000%	5/1/24	350	375
	Wisconsin GO	5.000%	5/1/24	16,500	18,405
	Wisconsin GO	5.000%	5/1/24	65	72
	Wisconsin GO	5.000%	11/1/24	205	233
	Wisconsin GO	5.000%	5/1/25	180	205
	Wisconsin GO	5.000%	5/1/25	150	173
	Wisconsin GO	5.000%	5/1/25	25	29
	Wisconsin GO, Prere.	5.000%	11/1/21	1,185	1,185
	Wisconsin GO, Prere.	5.000%	5/1/23	60	64
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,050	1,083
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	2,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/26/22	1,415	1,430
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,530	3,956
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	2,825	3,384
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	5,000	5,000
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/1/21	6,950	6,950
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	8,215	8,215
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	25,000	25,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	4/15/23	620	663
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/15/23	50	54
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,125	4,448
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.200%	10/14/22	2,205	2,205
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	4,075	4,079
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,150	1,149
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	998
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	14,600	14,600
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	5,200	5,200
[1,2]	Wisconsin Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	0.120%	11/4/21	3,750	3,750
[1,2]	Wisconsin Public Finance Authority Lease Development College & University Revenue (KU Campus Development Corp. - CentralDistrict Development Project) TOB VRDO	0.130%	11/4/21	42,000	42,000
[5]	Wisconsin State Extendible GO	0.010%	11/4/21	10,000	10,000
					278,645
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	115	117
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	130	137
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	220	239
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	180	201
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	120
	Sublette County WY Industrial Revenue (ExxonMobil Project) VRDO	0.030%	11/1/21	12,365	12,365
					13,179
Total Tax-Exempt Municipal Bonds (Cost $22,461,405)					22,574,812

Short-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[17]	Vanguard Municipal Cash Management Fund (Cost $838,904)	0.043%	8,387,686	838,937
Total Investments (101.4%) (Cost $23,300,309)				23,413,749
Other Assets and Liabilities—Net (-1.4%)				(331,157)
Net Assets (100%)				23,082,592
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $3,144,378,000, representing 13.6% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2021.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
15	Step bond.
16	Securities with a value of $2,639,000 have been segregated as initial margin for open futures contracts.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Short-Term Tax-Exempt Fund
LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:
Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Barclays Bank plc	$900,700,000
JPMorgan Chase Bank NA	678,113,000
Royal Bank of Canada	587,750,000
Toronto-Dominion Bank NA	555,890,000
Deutsche Bank AG	443,497,000
Bank of America NA	408,367,000
Sumitomo Mitsui Banking	348,580,000
Morgan Stanley Bank	288,785,000
PNC Bank NA	194,830,000
Citibank NA	171,245,000
Other	852,485,000
Total	5,430,242,000

Short-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(897)	(130,093)	2,896

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $22,461,405)	22,574,812
Affiliated Issuers (Cost $838,904)	838,937
Total Investments in Securities	23,413,749
Investment in Vanguard	785
Cash	3,577
Receivables for Investment Securities Sold	33,351
Receivables for Accrued Income	147,040
Receivables for Capital Shares Issued	25,406
Variation Margin Receivable—Futures Contracts	298
Other Assets	770
Total Assets	23,624,976
Liabilities
Payables for Investment Securities Purchased	514,884
Payables for Capital Shares Redeemed	23,399
Payables for Distributions	3,157
Payables to Vanguard	944
Total Liabilities	542,384
Net Assets	23,082,592
At October 31, 2021, net assets consisted of:

Paid-in Capital	22,999,832
Total Distributable Earnings (Loss)	82,760
Net Assets	23,082,592

Investor Shares—Net Assets
Applicable to 60,626,362 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	963,327
Net Asset Value Per Share—Investor Shares	$15.89

Admiral Shares—Net Assets
Applicable to 1,392,061,596 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,119,265
Net Asset Value Per Share—Admiral Shares	$15.89

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Interest[1]	180,440
Total Income	180,440
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,038
Management and Administrative— Investor Shares	1,544
Management and Administrative— Admiral Shares	15,824
Marketing and Distribution— Investor Shares	80
Marketing and Distribution— Admiral Shares	773
Custodian Fees	112
Auditing Fees	32
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	76
Trustees’ Fees and Expenses	6
Total Expenses	20,496
Net Investment Income	159,944
Realized Net Gain (Loss)
Investment Securities Sold[1]	3,677
Futures Contracts	(5,761)
Realized Net Gain (Loss)	(2,084)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(55,639)
Futures Contracts	2,896
Change in Unrealized Appreciation (Depreciation)	(52,743)
Net Increase (Decrease) in Net Assets Resulting from Operations	105,117
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $368,000, less than $1,000, $20,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	159,944	233,771
Realized Net Gain (Loss)	(2,084)	(3,196)
Change in Unrealized Appreciation (Depreciation)	(52,743)	75,226
Net Increase (Decrease) in Net Assets Resulting from Operations	105,117	305,801
Distributions
Investor Shares	(6,786)	(12,053)
Admiral Shares	(153,836)	(221,582)
Total Distributions	(160,622)	(233,635)
Capital Share Transactions
Investor Shares	(54,350)	71,252
Admiral Shares	3,197,001	3,030,365
Net Increase (Decrease) from Capital Share Transactions	3,142,651	3,101,617
Total Increase (Decrease)	3,087,146	3,173,783
Net Assets
Beginning of Period	19,995,446	16,821,663
End of Period	23,082,592	19,995,446

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.93	$15.84	$15.68	$15.79	$15.80
Investment Operations
Net Investment Income[1]	.105	.201	.257	.215	.160
Net Realized and Unrealized Gain (Loss) on Investments	(.039)	.092	.160	(.109)	(.010)
Total from Investment Operations	.066	.293	.417	.106	.150
Distributions
Dividends from Net Investment Income	(.106)	(.203)	(.257)	(.216)	(.160)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.106)	(.203)	(.257)	(.216)	(.160)
Net Asset Value, End of Period	$15.89	$15.93	$15.84	$15.68	$15.79
Total Return[2]	0.41%	1.86%	2.68%	0.68%	0.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$963	$1,020	$945	$1,030	$1,228
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.66%	1.27%	1.63%	1.38%	1.01%
Portfolio Turnover Rate	53%	47%	34%	42%	36%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.93	$15.84	$15.68	$15.79	$15.80
Investment Operations
Net Investment Income[1]	.117	.213	.270	.229	.176
Net Realized and Unrealized Gain (Loss) on Investments	(.039)	.093	.160	(.111)	(.010)
Total from Investment Operations	.078	.306	.430	.118	.166
Distributions
Dividends from Net Investment Income	(.118)	(.216)	(.270)	(.228)	(.176)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.118)	(.216)	(.270)	(.228)	(.176)
Net Asset Value, End of Period	$15.89	$15.93	$15.84	$15.68	$15.79
Total Return[2]	0.49%	1.94%	2.76%	0.76%	1.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,119	$18,976	$15,877	$15,182	$13,900
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.73%	1.34%	1.71%	1.46%	1.11%
Portfolio Turnover Rate	53%	47%	34%	42%	36%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual

Short-Term Tax-Exempt Fund
commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $785,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	22,574,812	—	22,574,812
Temporary Cash Investments	838,937	—	—	838,937
Total	838,937	22,574,812	—	23,413,749
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,896	—	—	2,896
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	3,148
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(29,659)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	112,403
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	160,622	233,635
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	160,622	233,635
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	23,301,346
Gross Unrealized Appreciation	123,695
Gross Unrealized Depreciation	(11,292)
Net Unrealized Appreciation (Depreciation)	112,403
E.	During the year ended October 31, 2021, the fund purchased $14,245,123,000 of investment securities and sold $10,712,311,000 of investment securities, other than temporary cash investments.

Short-Term Tax-Exempt Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2021, such purchases were $1,383,085,000 and sales were $1,523,066,000, resulting in net realized gain of $37,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	406,427	25,504	563,283	35,467
Issued in Lieu of Cash Distributions	5,883	369	10,149	639
Redeemed	(466,660)	(29,287)	(502,180)	(31,715)
Net Increase (Decrease)—Investor Shares	(54,350)	(3,414)	71,252	4,391
Admiral Shares
Issued	12,258,316	769,196	10,379,331	653,503
Issued in Lieu of Cash Distributions	108,247	6,794	160,921	10,138
Redeemed	(9,169,562)	(575,418)	(7,509,887)	(474,448)
Net Increase (Decrease)—Admiral Shares	3,197,001	200,572	3,030,365	189,193
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Limited-Term Tax-Exempt Fund Investor Shares	1.00%	1.91%	1.73%	$11,877
Bloomberg 1-5 Year Municipal Bond Index	0.81	1.96	1.83	11,991
Bloomberg Municipal Bond Index	2.64	3.41	3.88	14,627

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Limited-Term Tax-Exempt Fund Admiral Shares	1.08%	2.00%	1.82%	$59,884
Bloomberg 1-5 Year Municipal Bond Index	0.81	1.96	1.83	59,956
Bloomberg Municipal Bond Index	2.64	3.41	3.88	73,136
See Financial Highlights for dividend and capital gains information.

Limited-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2021
New York	17.3%
Texas	11.5
California	6.4
Illinois	5.7
New Jersey	4.7
Pennsylvania	4.5
Florida	3.6
Ohio	3.0
Georgia	2.5
Maryland	2.4
Alabama	2.4
Connecticut	2.2
Massachusetts	2.2
Michigan	2.1
Kentucky	1.9
Tennessee	1.8
Virginia	1.8
Arizona	1.6
Louisiana	1.6
Colorado	1.6
Washington	1.5
Indiana	1.5
Multiple States	1.5
Wisconsin	1.4
South Carolina	1.2
Missouri	1.1
North Carolina	1.0
Other	10.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

Limited-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.0%)
Alabama (2.4%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	6,265	7,334
[1]	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	6,265	6,808
[2,3]	Alabama Federal Aid Highway Finance Authority Miscellaneous Taxes Revenue TOB VRDO	0.080%	11/4/21	2,200	2,200
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	760	937
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	7,925	9,815
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	9,000	9,145
[4]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	336
[4]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	538
[4]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	510	624
	Birmingham AL GO	5.000%	6/1/27	1,315	1,609
	Birmingham Water Works Board Water Revenue	5.000%	1/1/24	250	275
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	457
	Birmingham Water Works Board Water Revenue, ETM	5.000%	1/1/23	430	454
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	1,000	1,168
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,562
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/21	260	261
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/21	1,000	1,004
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/22	190	194
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	260
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	380	395
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,367
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	210	222
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	247
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	938
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,380	8,066
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	234
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	276
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	964
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	279
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	836
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	1,500	1,690
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	1,139
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,879
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	3,546
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,449
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,687
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	3,031
[3]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	3,259
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	58,145	64,966
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/22	1,025	1,040
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	427
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	384
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,112
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	880
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	63,650	72,504
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	74,830	76,342
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	73,105	77,920
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	100,625	114,888
[5]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.955%	12/1/23	35,000	35,176
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	195	201
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	242
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	274
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	242
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,157
[6]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,334
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,419
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,155

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	250	274
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	200	219
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	475	542
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	350	399
	Huntsville AL Electric System Electric Power & Light Revenue	4.000%	12/1/25	210	239
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/25	310	365
	Huntsville AL GO	5.000%	5/1/23	2,680	2,871
	Huntsville AL GO	5.000%	5/1/24	2,815	3,142
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,400	1,532
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,195	1,308
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	4,365	4,414
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	4,565	4,821
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	506
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	246
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	631
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,913
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,109
	Jefferson County AL GO	5.000%	4/1/24	5,500	6,101
	Jefferson County AL GO	5.000%	4/1/25	3,950	4,541
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	651
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,719
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/24	6,725	7,605
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,200	1,441
[6,7]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	21,325	21,974
[6,7]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,000	10,293
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/21	600	602
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/22	850	883
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	38,175	42,816
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,518
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/22	600	609
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/22	1,010	1,026
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/23	1,345	1,425
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,907
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,751
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,733
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,705
[2,3]	Mobile Downtown Redevelopment Authority Industrial Revenue VRDO	0.070%	11/4/21	36,475	36,475
	Montgomery AL GO	3.000%	12/1/21	1,000	1,002
	Montgomery AL GO	3.000%	12/1/22	750	772
	Montgomery AL GO	3.000%	12/1/23	250	264
	Montgomery AL GO	3.000%	12/1/24	205	221
	Montgomery AL GO	3.000%	12/1/25	500	547
	Montgomery AL GO	3.000%	12/1/26	265	294
	Montgomery AL GO	3.000%	12/1/27	925	1,036
	Montgomery AL GO	3.000%	12/1/28	1,850	2,091
	Mountain Brook Board of Education GO	4.000%	3/1/22	300	304
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	157
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	108
	Mountain Brook Board of Education GO	4.000%	3/1/25	140	156
	Mountain Brook Board of Education GO	4.000%	3/1/26	225	258
	Mountain Brook Board of Education GO	4.000%	3/1/27	200	234
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	69,115	74,286
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,251
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,111
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,704
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	29,290	31,630
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/22	400	408
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	792
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	565
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	974
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	851
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/27	2,420	2,790
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/28	3,985	4,655
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/22	180	186
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	240

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	700	766
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	626
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	797
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,530
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	2,425	2,839
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	35,000	40,846
[4]	Troy University College & University Revenue	4.000%	11/1/21	600	600
[4]	Troy University College & University Revenue	5.000%	11/1/23	735	802
[4]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,664
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/23	200	211
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	165
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	290	349
[4]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	3,485	3,584
[4]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	3,660	3,937
[4]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	4,300
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	495	515
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,086
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,239
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,469
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,400
	University of Alabama College & University Revenue	5.000%	7/1/27	85	104
	University of South Alabama College & University Revenue	5.000%	11/1/21	845	845
[4]	University of South Alabama College & University Revenue	5.000%	10/1/22	325	339
	University of South Alabama College & University Revenue	5.000%	11/1/22	1,080	1,129
[4]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	543
[4]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	593
[6]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	473
[6]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	685
[4]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	958
[6]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	909
					930,644
Alaska (0.5%)
	Alaska GO	5.000%	8/1/22	5,590	5,791
	Alaska GO	5.000%	8/1/25	1,435	1,519
	Alaska GO	5.000%	8/1/29	2,650	3,069
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	800	976
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	1,000	1,234
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	1,400	1,743
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	24,620	24,620
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	29,635	29,635
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,809
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,065
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,240
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	2,132
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,778
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	572
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	2,032
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/21	2,265	2,274
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	2,410	2,533
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	1,755	1,845
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,774
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	5,247
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/22	10,465	10,818
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	14,860
	Anchorage AK GO	5.000%	9/1/22	2,000	2,080
	Anchorage AK GO	5.000%	9/1/22	1,675	1,742
	Anchorage AK GO	5.000%	9/1/25	5,010	5,644
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	668
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/25	575	662
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,525	1,583
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,519
	North Slope AK GO	4.000%	6/30/22	4,000	4,099
	North Slope AK GO	4.000%	6/30/25	18,240	20,453
	North Slope AK GO	4.000%	6/30/26	16,175	18,551
	North Slope Borough AK GO	5.000%	6/30/25	800	926
	North Slope Borough AK GO	5.000%	6/30/26	600	716
	North Slope Borough AK GO	5.000%	6/30/27	415	506
	North Slope Borough AK GO	5.000%	6/30/28	365	453
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.500%	6/1/31	1,000	977

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valdez AK Industrial Revenue VRDO	0.030%	11/1/21	2,745	2,745
					189,890
Arizona (1.6%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	1,055	1,083
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	500	513
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/23	510	548
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	609
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	325	351
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	999
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,765	2,050
	Arizona Board of Regents College & University Revenue	5.000%	7/1/26	1,630	1,953
	Arizona Board of Regents College & University Revenue	5.000%	7/1/27	2,200	2,703
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	1,625	2,044
	Arizona Board of Regents COP	5.000%	6/1/24	670	749
	Arizona Board of Regents COP	5.000%	6/1/25	750	867
	Arizona Board of Regents COP	5.000%	6/1/26	900	1,070
	Arizona COP, ETM	5.000%	10/1/22	4,995	5,216
	Arizona COP, ETM	5.000%	10/1/23	6,720	7,331
	Arizona COP, ETM	5.000%	10/1/23	19,820	21,622
	Arizona COP, ETM	5.000%	10/1/24	20,920	23,715
	Arizona COP, ETM	5.000%	10/1/26	8,145	9,853
	Arizona COP, ETM	5.000%	10/1/28	4,045	5,130
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,612
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	16,888
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	20,000	20,640
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,150	7,379
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,004
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	835	878
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,250	3,288
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	1,680	1,680
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/22	320	332
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/23	600	642
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	661
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	846
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,149
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,149
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	874
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	1,001
[2]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	500	544
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/24	135	150
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	147
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	193
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	153
[8]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	650	688
[8]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	826
[8]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	759
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	157
[8]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	845
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	150
[8]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,600	1,930
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	225	276
[8]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,395	1,714
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	314
[8]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,700	2,135
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/23	1,450	1,533
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	2,024
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,635
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,739
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,838
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,949
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	2,944
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,500	1,780
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	4,065	4,857
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,925
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	4,239
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,950
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/27	1,500	1,833
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/27	1,000	1,229
[4]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	458

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	589
[2]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,165	2,320
[2]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	2,094
[2]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	2,135
[2]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	2,170
[2]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	2,198
[2]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	452
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	5,300	5,950
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	10,040	11,676
[2,3]	Arizona State Tourism & Sports Authority Tax Miscellaneous Revenue TOB VRDO	0.080%	11/4/21	7,600	7,600
	Arizona State University College & University Revenue	5.000%	7/1/22	3,250	3,354
	Arizona State University College & University Revenue	5.000%	7/1/22	3,185	3,287
	Arizona State University College & University Revenue	5.000%	7/1/22	455	470
	Arizona State University College & University Revenue	5.000%	7/1/22	300	310
	Arizona State University College & University Revenue	5.000%	7/1/23	690	744
	Arizona State University College & University Revenue	5.000%	7/1/23	500	539
	Arizona State University College & University Revenue	5.000%	7/1/23	500	539
	Arizona State University College & University Revenue	5.000%	7/1/24	400	449
	Arizona State University College & University Revenue	5.000%	7/1/24	400	449
	Arizona State University College & University Revenue	5.000%	7/1/25	800	895
	Arizona State University College & University Revenue	5.000%	7/1/25	730	849
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	1,030	1,156
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/25	1,055	1,225
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/26	1,010	1,209
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	7,905	8,881
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	11,500	13,372
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	9,450	9,865
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	2,045	2,135
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	125
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	140	139
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	174
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	123
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	368
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	473
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,271
[6]	Glendale AZ GO	5.000%	7/1/22	1,920	1,981
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,100	3,199
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/27	1,020	1,250
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/28	1,340	1,677
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	750	761
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	750	780
	Glendale IDA Student Loan Revenue	5.000%	5/15/23	450	482
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	1,004
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	342
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,288
[6]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	260	280
[6]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	129
[6]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	133
[6]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	119
[6]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	306
[6]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	375
	Goodyear Public Improvement Corp. Sales Tax Revenue	5.000%	7/1/22	1,500	1,548
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/24	120	131
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	101
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	109
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	88
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	96
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/26	450	539
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/27	675	829
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	593
[2,3]	Maricopa County AZ IDA Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	2,720	2,720
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	5,000	5,606
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	550	617
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	500	580
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/26	1,750	2,093
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/27	1,010	1,241
[4]	Maricopa County Elementary School District No. 1-Phoenix Elementary GO	5.000%	7/1/23	25	27
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/23	155	164
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	157

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	221
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	225
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	257
[2]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	1,150	1,273
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	3,650	3,679
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	5,510	5,814
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,502
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	755
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	1,500	1,568
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	16,934
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	10,505	11,924
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	14,915
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.430%	10/18/22	12,950	12,956
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.620%	10/18/24	2,360	2,373
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.850%	9/1/24	4,500	4,525
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	2,610	2,573
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,245	1,227
	Maricopa County Pollution Control Corp. Industrial Revenue PUT	1.050%	6/1/22	5,125	5,141
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,184
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,150	1,335
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,915
	Maricopa County Special Health Care District GO	5.000%	7/1/27	3,430	4,204
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,252
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/26	1,725	2,068
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/27	2,340	2,874
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/28	2,000	2,516
	Maricopa County Unified School District No. 69 Paradise Valley (School Improvement Project 2015) GO	5.000%	7/1/25	495	576
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/24	600	674
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/26	500	600
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/27	575	708
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,264
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,365	1,589
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/26	1,000	1,199
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/22	1,790	1,847
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/22	140	145
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	140	151
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	125	140
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	105	122
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/26	180	215
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/27	200	246
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/28	135	170
	Mesa AZ GO	5.000%	7/1/25	300	349
	Mesa AZ GO	5.000%	7/1/26	275	330
	Mesa AZ GO	5.000%	7/1/27	410	504
	Mesa AZ GO	5.000%	7/1/28	390	491
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/25	785	913
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/26	1,300	1,556
[4]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	419
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	4,755	4,906
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	1,775	1,832
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	2,035	2,194
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	4,125	4,627
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	4,000	4,482
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,255	3,891
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	200	206
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/23	135	146
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	100	107
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	442
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	455
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	7,350	7,585
[2]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	655	662
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,320	2,489
[4]	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/22	1,000	1,031
[4]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/23	300	323
[4]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	391
[4]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	868

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,032
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,980	3,146
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	6,145	6,772
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	10,990	12,567
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	10,150	11,986
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	11,170	13,581
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	14,590	18,183
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	5,200	6,630
[2,3]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	0.060%	11/4/21	8,000	8,000
	Scottsdale AZ GO	3.000%	7/1/23	25	26
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	105	108
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	225	241
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	245	270
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	350	388
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	365	407
[2]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	1,410	1,410
	University of Arizona College & University Revenue	5.000%	6/1/23	25	27
	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,132
	University of Arizona College & University Revenue	5.000%	6/1/24	800	896
	University of Arizona College & University Revenue	5.000%	8/1/24	650	733
	University of Arizona College & University Revenue	5.000%	6/1/25	1,500	1,741
	University of Arizona College & University Revenue	5.000%	6/1/25	2,000	2,321
	University of Arizona College & University Revenue	5.000%	8/1/25	710	828
	University of Arizona College & University Revenue	5.000%	8/1/25	1,000	1,166
	University of Arizona College & University Revenue	5.000%	6/1/26	1,175	1,359
	University of Arizona College & University Revenue	5.000%	6/1/26	1,250	1,494
	University of Arizona College & University Revenue	5.000%	6/1/26	4,350	5,200
	University of Arizona College & University Revenue	5.000%	8/1/26	765	918
	University of Arizona College & University Revenue	5.000%	6/1/27	2,500	3,067
	University of Arizona College & University Revenue	5.000%	8/1/27	825	1,014
	University of Arizona College & University Revenue	5.000%	6/1/28	1,500	1,883
	University of Arizona College & University Revenue	5.000%	6/1/28	1,215	1,525
[2,3]	University of Arizona College & University Revenue TOB VRDO	0.080%	11/4/21	6,715	6,715
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	617
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	869
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,473
	Yavapai County IDA Revenue	4.000%	10/1/22	3,350	3,462
	Yavapai County IDA Revenue	4.000%	10/1/23	3,565	3,807
	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,827
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,958
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	4,178
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,100	1,139
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,080
					616,504
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	4,560	4,577
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	815	824
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	700	735
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,970	3,347
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	4,325
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	18,937
[5]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.600%	9/1/22	700	700
	Arkansas GO	5.000%	10/1/24	9,500	10,346
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,660	2,751
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	265	274
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	2,047
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,496
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	643
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,749
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	372
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	1,000	995
	Bryant School District No. 25 GO	1.000%	2/1/24	250	253
	North Little Rock School District No. 1 GO	5.000%	2/1/26	1,400	1,648
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	7,550
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,754
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,604
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,520
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,388

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,433
[4]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/25	3,610	4,000
	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/22	3,090	3,236
	University of Arkansas College & University Revenue	5.000%	11/1/23	355	388
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	460
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	322
					89,674
California (6.3%)
[3]	ABAG Finance Authority for Nonprofit Corps Miscellaneous Revenue VRDO	0.050%	11/4/21	15,250	15,250
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,040	3,303
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,540	1,619
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	2,028
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	23,100	23,133
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	15,350	15,374
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	25,400	26,130
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	7,300	7,623
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	7,300	7,808
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	22,540	24,359
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	14,000	14,758
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.330%	4/1/24	3,925	3,932
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	4/1/26	6,875	6,955
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	5/1/23	35,765	36,022
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	5/1/23	8,185	8,244
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	5/1/23	14,175	14,277
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.150%	4/1/24	3,575	3,637
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.150%	4/1/24	1,250	1,272
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/24	3,250	3,477
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/25	3,750	4,145
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/26	3,750	4,260
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,325
[8]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,960
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/28	380	445
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/28	470	555
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/29	655	775
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/29	510	607
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	34,000	34,823
[5]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.420%	12/1/22	21,700	21,731
	California Educational Facilities Authority College & University Revenue VRDO	0.050%	11/4/21	17,925	17,925
	California GO	5.000%	11/1/21	49,440	49,440
	California GO	0.010%	11/16/21	15,235	15,235
	California GO	0.010%	12/1/21	8,395	8,395
	California GO	5.000%	12/1/23	4,000	4,391
	California GO	5.000%	2/1/24	100	101
	California GO	5.000%	8/1/24	1,000	1,127
	California GO	5.000%	9/1/24	100	104
	California GO	5.000%	9/1/24	10,000	11,307
	California GO	5.000%	12/1/24	2,500	2,739
	California GO	5.000%	12/1/24	2,000	2,282
	California GO	4.000%	4/1/25	2,990	3,346
	California GO	5.000%	4/1/25	15,510	17,882
	California GO	5.000%	4/1/25	51,400	59,261
	California GO	5.000%	8/1/25	3,325	3,875
	California GO	5.000%	8/1/25	10,000	11,655
	California GO	5.000%	9/1/25	40,500	47,329
	California GO	3.000%	11/1/25	2,000	2,192
	California GO	5.000%	12/1/25	13,000	15,312
	California GO	3.000%	3/1/26	20,000	22,033
	California GO	5.000%	3/1/26	1,800	2,064
	California GO	5.000%	4/1/26	7,650	9,104
	California GO	5.000%	4/1/26	10,120	12,043
	California GO	5.000%	8/1/26	5,920	7,115
	California GO	5.000%	8/1/26	27,635	33,212
	California GO	5.000%	9/1/26	2,700	3,153
	California GO	5.000%	9/1/26	21,690	26,130
	California GO	5.000%	10/1/26	10,000	12,076
	California GO	4.000%	11/1/26	33,875	39,343
	California GO	5.000%	12/1/26	25,490	30,923
	California GO	3.500%	8/1/27	10,000	11,504
	California GO	5.000%	9/1/27	130	141

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/27	14,000	17,316
	California GO	5.000%	10/1/27	10,000	12,393
	California GO	5.000%	11/1/27	8,420	10,455
	California GO	5.000%	11/1/27	26,600	33,030
	California GO	5.000%	12/1/27	14,700	18,292
	California GO	5.000%	10/1/28	15,000	19,043
	California GO	5.000%	11/1/28	13,890	17,668
	California GO	5.000%	12/1/28	7,750	9,876
	California GO	5.250%	2/1/30	4,170	4,222
[2,3]	California GO TOB VRDO	0.070%	11/4/21	13,545	13,545
[2,3]	California GO TOB VRDO	0.070%	11/4/21	3,000	3,000
[5]	California GO, SIFMA Municipal Swap Index Yield + 0.380%	0.430%	12/1/27	69,065	69,074
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	750	759
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,035	1,047
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,230	2,328
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	680	720
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,125
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,218
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	5,785	6,004
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.700%	10/18/22	10,000	10,143
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,000	11,506
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	30,000	31,430
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	3,000	3,143
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	8,070	8,407
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	10,913
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	18,300	21,457
[2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	5,000	5,000
[2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	460	460
[2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	11/4/21	3,750	3,750
[2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	8,000	8,000
[2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	11/4/21	68,600	68,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/3/21	11,300	11,300
[2,3]	California Health Facility Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	11/4/21	8,500	8,500
	California Housing Finance Local or Guaranteed Housing Revenue PUT	1.450%	4/1/22	5,000	5,008
[5]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.400%	8/1/24	10,000	10,035
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	600	645
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/22	1,000	1,048
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	644
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,500	32,500
[5]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.750%	6/1/26	2,000	2,031
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	360	370
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	200	208
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	600	644
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	450
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	400	447
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	506
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	884
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	809
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	985	1,100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	922
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	730
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,934
[2]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.130%	2/1/22	10,325	10,325
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	375	391
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	379
	California State Department Water Resources CP	0.000%	12/13/21	11,006	11,006
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,626
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,750	6,003
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	5,000	5,296
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/23	4,025	4,279
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	1,000	1,070
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	4,565	4,818
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	5,770	6,128
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	12,880	14,043
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	7,750	8,560
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	4,000	4,391
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	3,000	3,312
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	15,350	17,604

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	6,000	6,843
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	100	103
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	18,270
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	17,870	20,968
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	6,095
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	100	107
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	22,012
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	20,212
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,400	4,227
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	19,515	23,946
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	6,000	7,386
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/21	3,500	3,500
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/22	5,885	6,003
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,239
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	7,063
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,150
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,533
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	3,149
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	2,138
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,345	1,393
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	1,010	1,087
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	895	996
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,130	1,294
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,743
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	1,620	1,934
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,633
	California State University College & University Revenue PUT	4.000%	11/1/23	4,000	4,217
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,923
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	250	258
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	395	412
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	526
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,485
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	656
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,161
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,396
[2,3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	11/4/21	3,330	3,330
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	11/1/21	735	735
[2,3]	California Statewide Communities Development Authority Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	18,095	18,095
[2,3]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	0.460%	11/4/21	2,500	2,500
[9]	Clovis Unified School District GO	0.000%	8/1/22	755	753
	Contra Costa County Schools Pooled Notes Lease Revenue	2.000%	12/1/21	2,250	2,253
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,490	2,671
	East Bay Municipal Utility District	0.010%	11/4/21	15,800	15,800
	East Bay Municipal Utility District CP	0.080%	11/2/21	6,880	6,880
	East Bay Municipal Utility District Water System Water Revenue VRDO	0.040%	11/3/21	11,540	11,540
[2,3]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.060%	11/4/21	36,780	36,780
	East Bay Municipal Utility District Water System Water Revenue VRDO	0.060%	6/1/38	9,540	9,540
	East Side Union High School District GO	2.000%	8/1/24	6,420	6,710
	East Side Union High School District GO	2.000%	8/1/25	1,895	2,000
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/25	360	420
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/26	410	494
[5]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	0.150%	7/1/24	2,200	2,200
	El Camino Healthcare District GO	5.000%	8/1/22	1,100	1,140
[9]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	4,011
[8]	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	1,000	1,099
[8]	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	561
[8]	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,141
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	4,500	4,659
[6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	450	458
[6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	800	851
[6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	675	745
[6]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/21	1,725	1,732
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,665	4,785
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	6,015	6,430
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	850	1,003
[3]	Irvine CA VRDO	0.020%	11/1/21	1,800	1,800

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.080%	3/2/22	4,750	4,749
[5]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.080%	3/2/22	3,350	3,350
	La Verne CA COP, ETM	5.000%	5/15/22	725	744
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/24	805	907
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	362
[2,3]	Los Angeles CA Department of Water & Power Waterworks Water Revenue TOB VRDO	0.070%	11/4/21	5,500	5,500
[2,3]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	32,000	32,000
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/25	925	1,080
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/26	1,100	1,321
	Los Angeles CA Unified School District GO	5.000%	7/1/22	10,720	11,062
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,610
	Los Angeles CA Unified School District GO	5.000%	7/1/25	13,360	15,546
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	10,086
	Los Angeles CA Unified School District GO	5.000%	7/1/28	31,040	39,134
	Los Angeles California Waste water Systeam	0.080%	11/18/21	50,000	50,000
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,000	1,022
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,082
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,312
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	2,220	2,539
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,590	3,047
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	2,605	3,126
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	2,390	2,926
[8]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,000	1,244
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	7,840	8,758
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,490	28,301
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	3,155	3,970
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	100	103
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/32	500	510
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	11/1/21	1,150	1,150
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,750	1,953
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	3,500	3,500
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	2,675	2,675
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	3,500	3,500
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	28,200	30,555
[2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.250%	11/1/21	10,000	10,000
	Orange County Transportation Authority Miscellaneous Revenue BAN	5.000%	10/15/24	27,500	31,195
	Orange County Water District COP	4.000%	2/15/25	11,580	12,872
[6]	Oxnard School District GO, Prere.	5.000%	8/1/23	230	249
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,680	2,798
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,514
	Peralta Community College District GO	5.000%	8/1/24	3,735	4,203
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,826
	Peralta Community College District GO	5.000%	8/1/26	2,500	3,007
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	740	795
[3]	Riverside CA COP VRDO	0.050%	11/4/21	37,475	37,475
	Riverside CA Electric Power & Light Revenue VRDO	0.010%	10/1/29	14,145	14,145
[6]	Sacramento CA City Unified School District GO	4.000%	7/1/23	905	959
[6]	Sacramento CA City Unified School District GO	4.000%	7/1/25	600	672
[6]	Sacramento CA City Unified School District GO	4.000%	7/1/27	350	408
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	75	90
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	6,245	6,663
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	10,352
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,250	1,311
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	20,000	20,793
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	490	549
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	7,400	7,590
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	31,875	33,275
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	7,645	9,628
[3]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/3/21	16,000	16,000
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	265	275
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,500	1,857
	San Francisco CA City & County GO	5.000%	6/15/23	1,600	1,724
	San Francisco CA City & County GO	5.000%	6/15/23	3,750	4,040
	San Francisco CA City & County GO	5.000%	6/15/24	4,440	4,986
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,746
	San Francisco CA City & County GO	5.000%	6/15/25	5,475	6,374

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,431
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	4,038
[2,3]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.460%	11/4/21	40,000	40,000
[2,3]	San Francisco CA City & County Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	17,500	17,500
	San Francisco City & County Public Utilities Commission Power Revenue	0.010%	11/16/21	16,000	16,000
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	4,960	5,087
	San Francisco Unified School District GO	4.000%	6/15/30	155	158
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,700	7,825
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	14,600
[3]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.040%	11/4/21	2,000	2,000
[7]	Solano County Community College District GO, 5.000% coupon rate effective 8/1/23	0.000%	8/1/25	5,195	5,600
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	7,550	8,320
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/28	5,340	6,203
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/29	7,085	8,219
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	19,907
[8]	University of California College & University Revenue	5.000%	5/15/23	2,210	2,340
[8]	University of California College & University Revenue	5.000%	5/15/24	2,000	2,201
	University of California College & University Revenue	5.000%	5/15/25	125	145
[8]	University of California College & University Revenue	5.000%	5/15/25	1,500	1,709
[8]	University of California College & University Revenue	5.000%	5/15/26	1,000	1,173
[8]	University of California College & University Revenue	5.000%	5/15/27	9,300	11,202
[8]	University of California College & University Revenue	5.000%	5/15/28	9,650	11,899
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,325	1,364
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	970	1,041
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,443
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	1,110
[6]	William S Hart Union High School District GO	0.000%	9/1/27	515	479
					2,455,699
Colorado (1.5%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/21	1,375	1,380
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	12,592
	Adams County CO COP	5.000%	12/1/21	1,000	1,004
	Adams County CO COP	5.000%	12/1/22	1,250	1,314
	Aurora CO COP	5.000%	12/1/25	1,550	1,819
	Aurora CO COP	5.000%	12/1/26	2,100	2,537
	Broomfield CO City & County Water Revenue	5.000%	12/1/27	1,000	1,244
	Broomfield CO City & County Water Revenue	5.000%	12/1/28	1,000	1,273
	Castle CO Rock Water & Sewer Water Revenue	4.000%	12/1/22	225	234
	Castle CO Rock Water & Sewer Water Revenue	5.000%	12/1/23	265	291
[6]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	233
[6]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	118
	Colorado COP	5.000%	3/15/24	660	732
	Colorado COP	5.000%	3/15/24	780	865
	Colorado COP	5.000%	12/15/24	3,575	4,079
	Colorado COP	5.000%	12/15/24	3,000	3,423
	Colorado COP	5.000%	3/15/25	1,460	1,678
	Colorado COP	5.000%	3/15/25	890	1,023
	Colorado COP	5.000%	3/15/25	725	833
	Colorado COP	5.000%	12/15/25	8,410	9,902
	Colorado COP	5.000%	3/15/26	760	900
	Colorado COP	5.000%	9/1/26	2,940	3,533
	Colorado COP	5.000%	12/15/26	5,145	6,231
	Colorado COP	5.000%	3/15/27	620	755
	Colorado COP	5.000%	9/1/27	3,205	3,950
	Colorado COP	5.000%	12/15/27	5,925	7,352
	Colorado Department of Transportation COP	5.000%	6/15/22	150	154
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,959
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	114
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	72
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	157
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,735	1,742
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	400	402
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	175	176
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	770	789
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	104
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	680	715
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,350	1,419
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	530	546
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	50	51

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	750	782
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,055
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	400	421
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	850	910
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	90	98
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	807
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,925	2,116
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	487
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,234
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	112
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	710
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	5,018
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	920
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,478
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	4,000
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	214
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	2,221
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,403
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	482
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,530	4,159
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,624
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	4,179
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	535
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	3,006
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	415
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	543
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	365
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,721
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	503
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	3,055	3,128
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	27,360	29,989
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	12,600	14,319
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	1,250	1,471
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	12,000	14,040
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,075	12,189
[2,3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	11/1/21	17,570	17,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	15,750	15,750
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	2,300	2,364
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	2,000	2,150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	1,225	1,314
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,116
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	20,000	19,759
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,441
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/22	815	848
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	500	535
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	10,905	11,859
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	2,500	2,501
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,000	1,272
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.060%	11/4/21	12,265	12,265
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,095
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/24	420	478
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/24	400	456
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,090
	Denver City & County School District No. 1 GO	4.000%	12/1/27	2,710	2,718
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	4,160
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	19,470	21,302
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,429
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,365	4,776
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,336
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,688
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	2,465	2,587
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,315	3,893
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	4,940	5,967
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	562
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,385
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	3,705	4,573
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	8,750	9,169
[2,3]	Denver CO City & County Dedicated Tax Hotel Occupancy Tax Revenue TOB VRDO	0.080%	11/4/21	14,475	14,475

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County GO	5.000%	8/1/27	7,920	9,786
	Denver CO City & County GO	5.000%	8/1/28	10,425	13,200
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/26	3,575	3,762
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/22	225	234
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	304
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	294
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	346
	Durango School District No. 9-R GO	5.000%	11/1/26	1,995	2,413
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	81
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,698
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	254
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	175
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	984
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,755	2,105
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/27	1,000	1,227
[5]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	3,500	3,507
[9]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	34,010	31,609
[6]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	512
[6]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	761
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/21	250	251
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	430
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	289
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	415
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	586
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	616
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	5.000%	12/15/21	3,000	3,017
[6]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	819
[6]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	989
[6]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,165
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,850	15,064
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/22	1,250	1,310
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	1,000	1,249
	Regional Transportation District COP	5.000%	6/1/22	7,490	7,701
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,070
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,940
	Regional Transportation District COP	5.000%	6/1/26	1,700	2,017
	Regional Transportation District COP	5.000%	6/1/27	3,835	4,386
	Regional Transportation District COP	5.000%	6/1/27	8,815	10,729
[2,3,6]	Regional Transportation District COP TOB VRDO	0.120%	11/4/21	8,000	8,000
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/24	500	547
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	459
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	353
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	715
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	625	752
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	729
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	676
[3]	Sheridan Redevelopment Agency Tax Allocation Revenue VRDO	0.080%	11/4/21	9,955	9,955
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,175	25,210
	University of Colorado College & University Revenue VRDO	0.050%	11/3/21	26,780	26,780
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	5,000	5,565
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/21	150	151
[6]	Vauxmont Metropolitan District GO	5.000%	12/15/22	105	110
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	213
[6]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	147
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	210
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	233
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	251
[6]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	294
					598,877
Connecticut (2.1%)
[6]	Bridgeport CT GO	5.000%	8/15/22	5,635	5,844
[6]	Bridgeport CT GO	5.000%	8/15/22	1,215	1,260
[6]	Bridgeport CT GO	5.000%	8/15/23	750	812
[8]	Bridgeport CT GO	5.000%	2/15/26	1,560	1,831
[6]	Bridgeport CT GO, ETM	5.000%	8/15/22	3,950	4,100
[6]	Bridgeport CT GO, ETM	5.000%	8/15/22	1,850	1,919
[6]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,206
[6]	Bridgeport CT GO, ETM	5.000%	8/15/23	5,425	5,881

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	5/1/22	100	102
Connecticut GO	5.000%	11/1/21	530	530
Connecticut GO	5.000%	11/15/21	7,350	7,363
Connecticut GO	5.000%	3/15/22	9,620	9,793
Connecticut GO	5.000%	4/15/22	4,275	4,369
Connecticut GO	3.000%	6/1/22	550	559
Connecticut GO	5.000%	7/15/22	140	145
Connecticut GO	5.000%	7/15/22	2,000	2,068
Connecticut GO	5.000%	8/15/22	165	171
Connecticut GO	5.000%	10/15/22	5,245	5,486
Connecticut GO	5.000%	11/15/22	12,685	13,317
Connecticut GO	5.000%	4/15/23	3,375	3,448
Connecticut GO	3.000%	6/1/23	325	339
Connecticut GO	4.000%	6/1/23	215	228
Connecticut GO	5.000%	7/15/23	2,000	2,160
Connecticut GO	5.000%	9/15/23	800	833
Connecticut GO	5.000%	12/15/23	125	137
Connecticut GO	5.000%	5/15/24	4,715	5,267
Connecticut GO	3.000%	6/1/24	530	566
Connecticut GO	4.000%	6/1/24	275	301
Connecticut GO	5.000%	6/1/24	5,115	5,254
Connecticut GO	5.000%	7/15/24	3,000	3,373
Connecticut GO	5.000%	8/15/24	7,955	8,973
Connecticut GO	5.000%	9/15/24	1,700	1,924
Connecticut GO	5.000%	9/15/24	3,945	4,464
Connecticut GO	5.000%	10/15/24	18,395	20,082
Connecticut GO	4.000%	1/15/25	1,960	2,182
Connecticut GO	5.000%	3/15/25	3,215	3,702
Connecticut GO	5.000%	4/15/25	7,075	8,170
Connecticut GO	5.000%	4/15/25	1,010	1,166
Connecticut GO	5.000%	5/15/25	10,000	11,580
Connecticut GO	4.000%	6/1/25	550	618
Connecticut GO	5.000%	7/15/25	4,000	4,657
Connecticut GO	5.000%	9/15/25	5,345	6,256
Connecticut GO	5.000%	10/15/25	2,115	2,482
Connecticut GO	5.000%	10/15/25	3,420	3,728
Connecticut GO	5.000%	10/15/25	100	104
Connecticut GO	5.000%	11/1/25	2,050	2,050
Connecticut GO	5.000%	2/15/26	3,000	3,556
Connecticut GO	5.000%	4/15/26	5,000	5,106
Connecticut GO	4.000%	5/15/26	1,175	1,351
Connecticut GO	5.000%	5/15/26	3,690	4,407
Connecticut GO	3.000%	6/1/26	5,000	5,529
Connecticut GO	5.000%	8/15/26	105	126
Connecticut GO	5.000%	10/15/26	6,825	7,431
Connecticut GO	5.000%	10/15/26	4,140	4,323
Connecticut GO	5.000%	11/1/26	3,000	3,000
Connecticut GO	5.000%	11/15/26	1,065	1,249
Connecticut GO	4.000%	1/15/27	15,510	18,077
Connecticut GO	5.000%	3/1/27	355	376
Connecticut GO	4.000%	5/15/27	100	114
Connecticut GO	3.000%	6/1/27	5,000	5,596
Connecticut GO	4.000%	6/1/27	1,000	1,174
Connecticut GO	4.000%	6/1/27	5,775	6,778
Connecticut GO	4.000%	6/15/27	175	206
Connecticut GO	5.000%	7/15/27	11,000	13,550
Connecticut GO	5.000%	8/15/27	190	228
Connecticut GO	5.000%	11/15/27	1,000	1,169
Connecticut GO	4.000%	1/15/28	10,000	11,840
Connecticut GO	3.000%	6/1/28	6,875	7,757
Connecticut GO	4.000%	9/15/28	3,190	3,286
Connecticut GO	4.000%	10/15/28	2,010	2,076
Connecticut GO	4.000%	3/1/33	135	145
Connecticut GO VRDO	0.070%	11/4/21	42,340	42,340
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	462
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	248
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	248
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	346
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	493

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	833
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	977
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	973
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,699
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	978
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	1,615	1,666
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	425	431
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	315	322
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	3,485	3,621
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	3,560	3,714
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	5,165	5,512
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	4,775	5,301
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	5,775	6,162
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	177
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	1,019
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,221
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,211
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	1,068
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	1,065
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	18,570	18,548
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.375%	11/15/21	3,220	3,220
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	810	811
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,320	4,309
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	11/4/21	8,430	8,430
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	10,525	10,525
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	6,735	6,735
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	12,425	12,425
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	425	435
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	6,000	6,334
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	840	900
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	3,500	3,813
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,893
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	510	569
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	3,265	3,689
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,015	1,150
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	12/1/24	10,320	10,360
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	2,035	2,148
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,967
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	578
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	6,000	6,779
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,913
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	8,791
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	2,067
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,385	1,652
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	135	142
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	5,740	6,975
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	3,455	4,235
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,199
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	173
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	5,520	6,861
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	2,500	2,722
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/21	2,080	2,080
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	786
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,310	1,352
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	810	835
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,135	2,236
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,325	1,414
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,010	2,162
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,550	1,667
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,505
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	278
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,300
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	575

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,509
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,764
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	5,050	5,075
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	730	734
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,250	1,256
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	14,805	14,928
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	15,195	15,321
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	28,250	29,151
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	17,665	18,714
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	25,935	26,203
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	10,905	10,945
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,000	4,976
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	7,000	6,967
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	15,000	14,965
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	31,633
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	250	256
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	3,014
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	291
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,975	2,123
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	275	290
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	354
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	2,964
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	191
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,132
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	310	346
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,190	5,974
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	197
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	654
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	685
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,197
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	231
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,321
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,226
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	295
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	2,296
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	415
[8]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	420	513
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/31	200	205
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	14,152
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	12,489
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	10,813
[2,3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	2,905	2,905
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	17,000	17,000
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	129
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	134
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	139
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	144
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	296
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,273
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	140	140
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	175	175
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	115	121
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	267
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	260	283
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	272
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	155	175
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	282
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	185
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	203
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	296
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	296
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/27	200	235
	East Hartford CT GO	4.000%	8/1/28	1,850	2,200
	Greater New Haven Water Pollution Control Authority Sewer Revenue	5.000%	8/15/22	410	425
[8]	Metropolitan Council GO	5.000%	2/1/22	330	334
[8]	Metropolitan Council GO	5.000%	2/1/23	1,145	1,212
[8]	Metropolitan Council GO	5.000%	2/1/24	1,170	1,291
[8]	Metropolitan Council GO	5.000%	2/1/25	1,195	1,369

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Metropolitan Council GO	5.000%	2/1/26	1,220	1,443
[8]	Metropolitan Council GO	5.000%	2/1/27	1,245	1,515
[8]	Metropolitan Council GO	5.000%	2/1/28	1,265	1,575
[8]	Metropolitan Council GO	5.000%	2/1/29	1,290	1,639
	Metropolitan District GO	5.000%	7/15/23	525	567
	Metropolitan District GO	5.000%	7/15/25	925	1,076
	Metropolitan District GO	5.000%	7/15/25	3,000	3,489
	Metropolitan District GO	5.000%	7/15/26	2,000	2,398
	University of Connecticut College & University Revenue	5.000%	2/15/22	10,250	10,392
	University of Connecticut College & University Revenue	5.000%	2/15/22	2,940	2,981
	University of Connecticut College & University Revenue	5.000%	2/15/25	1,015	1,165
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,174
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,825	2,143
	University of Connecticut College & University Revenue	5.000%	2/15/26	1,090	1,247
					835,225
Delaware (0.1%)
	Delaware GO	5.000%	10/1/25	8,365	9,822
	Delaware GO	3.000%	8/1/26	2,265	2,363
	Delaware GO	5.000%	1/1/27	2,030	2,473
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/22	310	320
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	200	216
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	200	224
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	160	186
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	185	221
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/27	300	366
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/28	225	281
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/22	345	348
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/22	3,000	3,023
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	9,935	9,925
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,591
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,787
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	444
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	802
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	942
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	3,425	3,695
	University of Delaware College & University Revenue	5.000%	11/1/21	800	800
	University of Delaware College & University Revenue	5.000%	11/1/22	1,105	1,158
	University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,226
	University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,268
	University of Delaware College & University Revenue	5.000%	11/1/25	2,585	3,039
	Wilmington DE GO	5.000%	1/1/27	420	511
					51,031
District of Columbia (0.4%)
	District of Columbia Appropriations Revenue	5.000%	12/1/26	1,275	1,541
	District of Columbia Appropriations Revenue	5.000%	12/1/27	2,295	2,840
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	256
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	699
	District of Columbia College & University Revenue	5.000%	4/1/27	270	327
	District of Columbia College & University Revenue	5.000%	4/1/28	325	402
	District of Columbia College & University Revenue	5.000%	4/1/29	250	315
	District of Columbia College & University Revenue, ETM	5.000%	4/1/22	1,420	1,448
	District of Columbia College & University Revenue, ETM	5.000%	4/1/23	2,300	2,450
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,253
	District of Columbia GO	5.000%	6/1/27	1,000	1,157
	District of Columbia Government Fund/Grant Revenue	5.250%	12/1/22	5,345	5,365
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,840	1,901
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,390	1,500
[2,3]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	12,000	12,000
[2,3]	District of Columbia Housing Finance Agency Revenue TOB VRDO	0.460%	11/4/21	11,875	11,875
	District of Columbia Income Tax Revenue	5.000%	10/1/25	4,770	5,601
	District of Columbia Income Tax Revenue	5.000%	10/1/25	5,735	6,734
	District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	4,002
	District of Columbia Income Tax Revenue	3.000%	12/1/32	50	51
[3]	District of Columbia Miscellaneous Revenue VRDO	0.050%	11/4/21	15,880	15,880
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/22	1,885	1,923
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/23	2,015	2,151
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/25	2,420	2,841
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/25	3,100	3,639

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	4,090	4,235
[2,3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.080%	11/4/21	7,580	7,580
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,450	3,600
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	888
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,580
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,205
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/22	1,360	1,418
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	690	828
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	1,000	1,226
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	500	626
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue, ETM	5.000%	10/1/22	2,140	2,233
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,250
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,165
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	2,000	2,331
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	3,360	4,038
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	2,103
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	6,301
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	3,000	3,699
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	10,000	12,619
					148,076
Florida (3.5%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	385	386
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	367
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,070	1,149
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	110	118
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,374
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	872
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	164
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,758
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	258
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,623
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	162
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	1,096
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	152
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	549
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,000	9,378
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,923
	Board of Governors State University System of Florida College & University Revenue	5.000%	7/1/22	2,080	2,146
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,050	1,071
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,126
	Brevard County School District COP	5.000%	7/1/22	9,955	10,271
[2,3]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	0.090%	11/4/21	62,695	62,695
	Broward County FL School District COP	5.000%	7/1/23	5,545	5,977
	Broward County FL School District COP	5.000%	7/1/23	450	485
	Broward County FL School District COP	5.000%	7/1/24	400	448
	Broward County FL School District COP	5.000%	7/1/24	6,765	7,579
	Broward County FL School District COP	5.000%	7/1/25	12,730	14,752
	Broward County FL School District COP	5.000%	7/1/25	400	464
	Broward County FL School District COP	5.000%	7/1/26	475	566
	Broward County FL School District COP	5.000%	7/1/27	1,105	1,348
	Broward County FL School District COP	5.000%	7/1/27	175	180
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,337
[6]	Cape Coral FL Water & Sewer Revenue	2.125%	9/1/22	1,065	1,081
[6]	Cape Coral FL Water & Sewer Revenue	2.250%	9/1/23	1,000	1,035
[6]	Cape Coral FL Water & Sewer Revenue	2.500%	9/1/24	1,375	1,456
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	1,039
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,283
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	680
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	3,410
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	385	405
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	445	500
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	3,650	4,378
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	8,500	10,471
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,750	11,044
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	30,260	30,377
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	5,490	5,642
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	12,912
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	441
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	418

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/25	1,300	1,518
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/26	1,185	1,422
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,221
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	232
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	457
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	129
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	464
	Duval County Public Schools COP	5.000%	7/1/22	1,030	1,062
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/22	325	338
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	298
[8]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	975	1,026
[8]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	1,125	1,294
[8]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,185	1,393
[8]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	745	893
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/22	200	206
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/23	100	108
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	420
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	480
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	488
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	439
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,447
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,259
	Florida Department of Management Services COP	5.000%	11/1/25	24,910	29,262
	Florida Department of Management Services COP	5.000%	11/1/28	5,800	7,333
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/25	5,690	6,589
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/28	180	225
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/27	8,255	10,072
	Florida Department of Transportation Lease (Appropriation) Revenue	5.000%	7/1/27	1,800	2,202
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	5,170	6,010
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	11,711
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	5,515	6,791
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/28	1,000	1,259
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/28	2,900	3,652
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/23	75	79
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	214
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	218
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	222
[2]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/27	145	162
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	285	320
[2]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/28	200	225
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	150	170
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	232
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	220	242
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	454
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	390	464
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/22	450	459
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	500	553
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	335
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	362
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	6/1/22	100	101
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	105	111
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	700	822
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	1,020	1,011
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	110	120
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	604
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,416
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,264
	Florida GO	5.000%	6/1/24	5,750	6,438
	Florida GO	5.000%	6/1/25	7,675	8,903
	Florida GO	4.000%	6/1/26	4,080	4,166
	Florida GO	5.000%	6/1/26	3,220	3,853
	Florida GO	5.000%	6/1/27	22,145	27,225
	Florida GO	4.000%	6/1/28	1,250	1,276
	Florida GO	5.000%	7/1/28	12,265	15,445
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	575	600
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	326
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	793
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,310
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	905

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	875
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,201
[6]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	775	931
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	549
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	261
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	333
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	600
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	334
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	1,117
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	606
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	2,058
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,166
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	404
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	4.000%	3/1/22	115	116
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/23	185	196
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	126
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	283
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	320
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,609
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,721
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,831
	Florida Higher Educational Facilities Financial Authority College & University Revenue, Prere.	5.000%	4/1/22	7,000	7,138
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,685	2,923
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,680	3,129
	Florida Lottery Revenue	4.000%	7/1/25	5,045	5,166
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	8,520	8,889
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	1,750	1,826
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	9,798
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,970
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,972
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,866
	Florida Municipal Power Agency Electric Power & Light Revenue (St. Lucie Project)	5.000%	10/1/26	4,290	4,475
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	292
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	210
[8]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	920	1,059
[8]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/27	1,945	2,286
[8]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/28	1,610	1,930
[6]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,705	3,258
[6]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,600	3,119
[6]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	2,380	2,939
[6]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	1,485	1,825
[6]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,750	2,200
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	2,921
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	3,035	3,435
[2,3]	Gainesville FL Utilities System Multiple Utility Revenue TOB VRDO	0.080%	11/4/21	7,715	7,715
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.070%	11/3/21	36,500	36,500
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	575	600
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	1,065
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,125	1,155
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	775	831
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,242
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	2,182
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	2,685	3,087
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	876
	Hernando County FL Water Revenue	4.000%	6/1/24	625	684
	Hernando County FL Water Revenue	4.000%	6/1/25	575	646
	Hernando County FL Water Revenue	5.000%	6/1/26	1,015	1,212
	Hernando County FL Water Revenue	5.000%	6/1/27	1,500	1,838
	Hernando County FL Water Revenue	5.000%	6/1/28	1,815	2,276
[6]	Hernando County School District COP	5.000%	7/1/25	1,250	1,442
[4]	Herons Glen Recreation District	2.500%	5/1/23	230	236
[4]	Herons Glen Recreation District	2.500%	5/1/25	175	183
[4]	Herons Glen Recreation District	2.500%	5/1/26	200	210
[4]	Herons Glen Recreation District	2.500%	5/1/27	250	263
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	22,500	22,500

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue (Tampa International Airport) TOB VRDO	0.070%	11/4/21	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/21	8,855	8,855
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,643
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/24	625	704
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,575
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/26	4,150	4,981
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/27	4,355	5,365
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/28	4,575	5,772
[2,3]	Hillsborough County FL Utility Refunding Water Revenue TOB VRDO	0.120%	11/4/21	10,185	10,185
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/22	9,700	10,004
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/23	8,700	9,369
	Hillsborough County School Board COP	5.000%	7/1/22	815	841
	Hillsborough County School Board COP	5.000%	7/1/23	915	985
	Hillsborough County School Board COP	5.000%	7/1/24	975	1,089
	Hillsborough County School Board COP	5.000%	7/1/28	40	48
	Hillsborough County School Board COP (Master Lease Program)	5.000%	7/1/28	1,750	2,121
[6]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/22	1,720	1,793
	Hollywood Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	2,910
	Jacksonville FL Appropriations Revenue	5.000%	10/1/22	250	261
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	735	735
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	770	806
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,832
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,790
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,974
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,934
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,192
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,884
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	3,284
	Jacksonville FL Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	23,250	23,250
[2,3]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	17,500	17,500
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,660	1,733
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,055	1,101
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	115	130
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,635	1,705
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,120	1,350
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	2,740	3,303
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	9,933
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	328
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,260	1,315
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	2,690	2,808
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	283
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,624
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	280	292
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,859
[6]	Jacksonville FL Sales Tax Revenue	5.000%	10/1/26	1,250	1,305
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	5,055
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/27	1,500	1,565
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	8,425	8,793
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/22	100	104
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,150	2,632
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,405	1,720
[2,3]	JEA Electric System Electric Power & Light Revenue TOB VRDO	0.100%	11/4/21	4,365	4,365
	JEA Electric System Electric Power & Light Revenue VRDO	0.060%	11/3/21	17,900	17,900
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/24	4,000	4,534
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	31,950
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,430	1,492
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	515	549
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	1,710	1,824
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	2,280	2,432
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,636
	JEA Water & Sewer System Water Revenue	5.000%	10/1/24	2,750	3,121
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	2,500	2,932
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,130	4,844
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	430	533
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	470	596
	JEA Water & Sewer System Water Revenue VRDO	0.070%	11/3/21	15,100	15,100
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,485	1,550
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/22	200	209
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/24	300	340

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	442
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	682
	Key West Utility Board Electric Power & Light Revenue, Prere.	5.000%	10/1/24	105	119
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,758
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	665	668
[6]	Lake County School Board COP	5.000%	6/1/24	200	222
	Lakeland FL Appropriations Revenue	4.000%	10/1/22	600	621
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	295	316
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	270	298
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	338
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	750
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	490
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	451
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/22	5,105	5,330
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	365	366
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	525
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,369
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,283
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	175	186
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	235
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	282
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	350
	Lee County School Board COP	5.000%	8/1/26	540	647
	Lee County School Board COP	5.000%	8/1/27	6,545	8,038
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	4,007
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,209
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	21,000	24,304
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,091
[6]	Manatee County School District Sales Tax Revenue	5.000%	10/1/22	1,500	1,564
	Martin County FL School Board Corp. COP	5.000%	10/1/22	1,125	1,173
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,360
	Martin County FL School Board Corp. COP	5.000%	10/1/24	1,505	1,700
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	2,023
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	2,720	2,725
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	1,575	1,652
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	547
	Miami Beach FL Miscellaneous Taxes Revenue	4.000%	9/1/22	1,025	1,057
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,923
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	1,035	1,077
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,086
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,725	2,016
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/22	395	411
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	407
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	923
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	1,098
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	150	156
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,749
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	895	933
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	1,015
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	997
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,388
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,573
[4]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,551
[2,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/22	1,115	1,123
[2,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,688
[2,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,931
[2,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,585
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,265	1,304
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	1,260	1,356
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,545	1,721
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,508
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	1,031
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,533
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,237
[4]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	331
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,862
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	341
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,032
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,335

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,209
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	330
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,469
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/22	1,155	1,181
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,270	2,440
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,433
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	1,285	1,341
[2]	Miami-Dade County FL Housing Finance Revenue TOB VRDO	0.300%	11/4/21	2,590	2,590
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	909
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	224
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/26	3,660	4,354
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	261
[3,10]	Miami-Dade County FL Special Obligation Revenue VRDO	0.050%	11/3/21	2,985	2,985
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,000	1,032
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,945	4,617
[2,3]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.120%	11/4/21	3,100	3,100
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,135	3,246
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,050	1,135
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,920	2,074
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/22	985	996
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,069
	Miami-Dade County IDA Resource Recovery Revenue PUT	0.320%	11/1/22	11,250	11,250
	Miami-Dade County School Board COP	5.000%	2/1/23	11,765	12,467
	Miami-Dade County School Board COP	5.000%	2/1/25	635	725
	Miami-Dade County School Board COP	5.000%	5/1/25	155	178
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,912
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	12,903
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	15,893
	Miami-Dade County School Board GO	5.000%	3/15/26	2,020	2,240
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	435	474
[6]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22	485	506
[6]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	678
[2]	Monroe County School District GO	0.230%	1/28/22	7,500	7,498
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,115	2,222
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,200
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	4,209
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	4,538
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,871
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	5,215
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	5,374
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	7,000	7,298
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	10,730
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	559
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,787
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	4/1/22	1,000	1,016
	Orange County School Board COP	5.000%	8/1/28	1,000	1,254
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	47
	Orlando FL Appropriations Revenue	5.000%	10/1/22	4,200	4,385
	Orlando FL Appropriations Revenue	5.000%	10/1/22	1,040	1,086
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,500	1,571
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,270	2,482
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,010	1,148
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,915
[6]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	1,475	1,785
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	15,750	15,756
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.050%	11/3/21	17,730	17,730
	Orlando Utilities Commission Multiple Utility Revenue VRDO	0.040%	11/3/21	9,800	9,800
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/22	100	103
[6]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	1,260	1,359
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	165	172
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	216
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	191
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	190
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	319
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	315
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	597
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	725
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	735
[6]	Palm Bay FL GO	5.000%	7/1/22	870	898

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Palm Bay FL GO	5.000%	7/1/23	915	986
[6]	Palm Bay FL GO	5.000%	7/1/24	1,920	2,153
[6]	Palm Bay FL GO	5.000%	7/1/25	2,015	2,338
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/22	105	108
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	116
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	115	125
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	120	133
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	125	140
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	295
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	303
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	483
	Palm Beach County FL Appropriations Revenue, Prere.	5.000%	6/1/22	1,000	1,028
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,635	5,769
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	541
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	1,640	1,667
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	407
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	765
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	544
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	1,330	1,330
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/21	1,165	1,170
	Palm Beach County School District COP	5.000%	8/1/22	2,000	2,072
	Palm Beach County School District COP	5.000%	8/1/22	750	777
	Palm Beach County School District COP	5.000%	8/1/23	1,885	2,038
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,622
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,190
	Palm Beach County School District COP	5.000%	8/1/24	13,680	15,391
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,800
	Palm Beach County School District COP	5.000%	8/1/25	2,050	2,384
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,994
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,178
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/27	1,000	1,233
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/28	1,590	2,006
[4]	Pasco County School Board COP	5.000%	8/1/23	145	157
[4]	Pasco County School Board COP	5.000%	8/1/24	200	225
	Pasco County School Board COP	5.000%	8/1/25	1,900	2,202
[4]	Pasco County School Board COP	5.000%	8/1/25	250	290
[6]	Pasco County School Board COP	5.000%	8/1/27	400	492
	Pasco County School Board COP	5.000%	8/1/28	1,500	1,878
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/22	275	284
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	325	350
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	291
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	521
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/26	650	775
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/27	1,000	1,223
	Polk County School District COP	5.000%	1/1/22	200	202
	Polk County School District COP	5.000%	1/1/24	1,000	1,099
	Polk County School District COP	5.000%	1/1/25	5,700	6,499
	Polk County School District COP	5.000%	1/1/26	2,510	2,954
	Polk County School District COP	5.000%	1/1/27	2,765	3,340
	Port St. Lucie FL	1.750%	7/1/22	1,265	1,277
	Port St. Lucie FL	2.000%	7/1/23	2,245	2,298
	Port St. Lucie FL	2.000%	7/1/24	1,580	1,638
	Port St. Lucie FL GO	5.000%	7/1/30	1,315	1,414
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/22	925	962
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	630
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,695	1,742
	Reedy Creek Improvement District GO	5.000%	6/1/23	1,250	1,343
	Reedy Creek Improvement District GO	5.000%	6/1/24	2,530	2,821
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/22	1,340	1,348
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/23	1,865	1,939
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,173
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	1,044
[2]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	115	125
[2]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/26	150	165
	South Florida Water Management District COP	5.000%	10/1/22	2,100	2,191
	South Florida Water Management District COP	5.000%	10/1/23	3,080	3,356
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,120	1,162
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,382

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/24	145	155
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/21	100	100
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/26	185	203
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/27	215	239
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/28	200	224
	Sumter County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,853
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/23	1,535	1,656
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	2,056
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,602
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/23	475	517
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	525	594
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,322
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,535	1,611
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	574
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,675	1,804
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	347
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	298
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	305
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,236
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,240
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,328
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/22	3,510	3,632
	Village Community Development District No. 13	1.800%	5/1/26	500	499
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	904
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	777
[4]	Volusia County School Board COP	5.000%	8/1/22	840	870
	Volusia County School Board COP	5.000%	8/1/27	1,250	1,536
	Volusia County School Board COP	5.000%	8/1/28	2,830	3,558
[4]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	260	310
[4]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/27	375	457
[4]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/28	600	743
					1,371,323
Georgia (2.4%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/22	375	387
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	642
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	751
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	804
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	859
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,848
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	2,505	2,750
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	1,981
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/21	1,150	1,154
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22	1,000	1,049
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,174
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	1,019
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,623
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	2,645	2,772
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	2,883
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	2,000	2,304
[2,3]	Atlanta GA Water Revenue TOB VRDO	0.080%	11/4/21	12,125	12,125
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/22	12,295	12,825
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/23	7,800	8,476
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	9,244
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	10,025
	Bartow County Development Authority Electric Power & Light Revenue (GA Power Co. Pilot Bowen Project) PUT	2.050%	11/19/21	2,650	2,652
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	500	515
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	635	684
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	739
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	996
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/23	400	430
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	308
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	945
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/23	100	108
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	78
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	233
	Burke County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,600	1,601
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,239

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	0.110%	11/5/21	4,715	4,715
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	300
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	493
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	501
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	250
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	312
[3]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	3,400	3,400
[3]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	19,000	19,000
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	525	535
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	533
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	210	224
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	793
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,179
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	523
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	2,312
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	785	931
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	547
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	578
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	500	510
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	400	426
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	555
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/26	855	1,023
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	27,090	31,637
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	898
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	962
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/22	200	203
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	250	265
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	221
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	286
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	442
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,268
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,235
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/23	1,015	1,076
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,103
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	629
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	6,685	6,930
	Douglas County GA GO	5.000%	4/1/22	800	816
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,285	1,530
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,250	2,467
[2,3]	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	6,080	6,080
	Fulton County Development Authority College & University Revenue	3.750%	6/1/24	600	611
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	602
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	2,052
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	405	413
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	345	368
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	555
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	15,500	15,500
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,335	1,359
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	1,990	2,076
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,332
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/26	835	904
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/27	765	835
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/28	800	876
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	925	942
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,590	2,689
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,762
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/22	560	568
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/23	500	531
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,475
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,515
[2,3]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/4/21	3,750	3,750

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gainesville School District GO	5.000%	11/1/27	565	700
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	305	337
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	344
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	295
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	836
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	834
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	1,105
	Georgia GO	5.000%	7/1/24	6,000	6,744
	Georgia GO	4.000%	12/1/24	320	344
	Georgia GO	5.000%	2/1/26	5,755	6,085
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	530	547
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,350
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	4,358
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	798
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	4,419
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,385	1,449
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	10,075	10,153
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	545	549
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	1,770	1,784
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	430	453
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	474
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	2,705	2,851
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	922
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	911
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,485	1,630
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	1,059
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	505	575
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	2,005
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,350	1,583
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,383
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,000	1,202
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,400	1,717
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/22	605	610
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	725	764
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	795	873
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	615	700
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	630	739
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/27	1,760	2,116
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	2,870	3,521
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/22	3,710	3,739
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/23	3,865	4,074
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,790
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	175	184
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	273
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	413
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	484
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	697
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	1,043
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	787
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	661
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	9,300	9,372
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	2,980	3,141
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	4,800	5,059
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	4,116
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,490
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	181
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,060	1,106
	Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio IV Project)	5.000%	10/1/22	4,825	5,033
[8]	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/22	2,125	2,193
[8]	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	675	850
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/22	660	678
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	540	580
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	575	644
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,500	2,799
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	626
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	2,750	3,188
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	4,040	4,826
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	4,760	5,829
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	2,130	2,679

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	5,525	6,912
[2,3]	Georgia State Road & Tollway Authority Highway Revenue TOB VRDO	0.120%	11/4/21	2,000	2,000
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,583
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,982
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	4/1/22	375	381
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	370	394
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	588
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	14,269
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/26	11,940	14,368
	Henry County School District GO	4.000%	8/1/27	3,950	4,650
	Henry County School District GO	4.000%	8/1/28	4,000	4,783
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	300	306
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	325	346
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	499
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	201
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	500	512
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/22	570	592
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/22	2,330	2,435
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/22	250	260
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	802
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	541
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	7,160	7,823
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	355	380
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,109
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	1,094
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	10,029
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	369
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,722
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,895
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	552
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,120	2,518
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	664
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,422
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	5,873
[1,3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	116,105	123,126
[3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	11,115	11,874
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	42,515	46,732
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	62,585	71,233
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	70,490	82,534
[3,5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	0.885%	12/1/23	29,000	29,259
[3,5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.620%	12/1/23	5,085	5,102
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	555	597
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	620	717
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	425	519
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/28	530	662
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,626
	Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,842
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	690	708
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,710	1,831
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,919
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	452
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	967
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	981
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,453
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	220	249
[3]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	21,000	21,000
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/23	350	373
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/25	600	687
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	12,350	14,453
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	707
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/27	500	605
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/28	520	643
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/22	300	313
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	451
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	744
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	645
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	578
[5]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.470%	8/16/22	25,500	25,504

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Richmond County Board of Education GO	5.000%	10/1/24	6,500	7,371
	Richmond County Board of Education GO	5.000%	10/1/25	500	586
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/22	1,200	1,209
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/23	1,435	1,513
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,137
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	350	399
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/26	4,930	5,689
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/27	3,000	3,532
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/22	1,000	1,035
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,166
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,672
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/23	325	354
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/24	300	340
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/25	600	703
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/26	300	362
	White County Development Authority College & University Revenue	5.000%	10/1/29	1,000	1,053
					952,341
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/22	355	370
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	755	803
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	412
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	1,750	1,871
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	625	668
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,217
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	855	946
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	553
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,481
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	1,051
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	568
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	1,125
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	4,530	4,910
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	421
	Guam Income Tax Revenue	5.000%	12/1/23	1,440	1,570
	Guam Income Tax Revenue	5.000%	12/1/26	750	892
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/22	990	998
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	2,185	2,287
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/23	4,300	4,333
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	1,997
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/25	3,425	3,452
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,733
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/27	1,435	1,446
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	250	286
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/21	1,700	1,703
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,081
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,393
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,109
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,690
[6]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	2,540	2,635
					47,001
Hawaii (0.6%)
[5]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	5/27/22	3,770	3,770
[5]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	5/27/22	1,945	1,945
	Hawaii GO	5.000%	8/1/23	2,235	2,420
	Hawaii GO	5.000%	1/1/24	2,870	3,161
	Hawaii GO	5.000%	4/1/24	13,610	15,139
	Hawaii GO	4.000%	5/1/24	3,985	4,348
	Hawaii GO	5.000%	5/1/24	13,040	14,552
	Hawaii GO	5.000%	10/1/24	6,580	7,462
	Hawaii GO	5.000%	1/1/26	3,355	3,963
	Hawaii GO, Prere.	5.000%	8/1/23	6,000	6,497
	Hawaii GO, Prere.	5.000%	8/1/23	7,445	8,062
	Hawaii GO, Prere.	5.000%	8/1/23	7,000	7,580
	Hawaii GO, Prere.	5.000%	8/1/23	1,275	1,379

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/27	1,250	1,518
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/28	1,000	1,244
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,975	6,408
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	9,084
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,225	9,894
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	9,084
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,475
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,170	4,472
[8]	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,710
	Honolulu HI City & County GO	5.000%	9/1/24	2,940	3,323
[8]	Honolulu HI City & County GO	5.000%	11/1/24	1,875	2,047
	Honolulu HI City & County GO	4.000%	7/1/25	505	569
	Honolulu HI City & County GO	5.000%	7/1/25	275	320
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	2,122
[8]	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,197
	Honolulu HI City & County GO	5.000%	3/1/26	500	594
	Honolulu HI City & County GO	4.000%	7/1/26	290	335
	Honolulu HI City & County GO	5.000%	7/1/26	1,775	2,130
	Honolulu HI City & County GO	5.000%	7/1/26	500	600
[8]	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,834
	Honolulu HI City & County GO	5.000%	3/1/27	19,210	23,446
	Honolulu HI City & County GO	4.000%	7/1/27	1,350	1,587
	Honolulu HI City & County GO	5.000%	7/1/27	1,790	2,203
	Honolulu HI City & County GO	5.000%	7/1/27	1,000	1,231
	Honolulu HI City & County GO	5.000%	9/1/27	155	191
[8]	Honolulu HI City & County GO	5.000%	11/1/27	2,610	3,090
	Honolulu HI City & County GO	5.000%	3/1/28	5,000	6,250
	Honolulu HI City & County GO	4.000%	7/1/28	1,405	1,680
	Honolulu HI City & County GO	5.000%	7/1/28	1,000	1,260
[8]	Honolulu HI City & County GO	5.000%	11/1/28	3,000	3,629
	Honolulu HI City & County GO	5.000%	3/1/29	15,000	19,157
[8]	Honolulu HI City & County GO	5.000%	11/1/29	2,500	3,071
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/25	1,615	1,819
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/26	1,000	1,151
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.000%	7/1/22	1,500	1,538
					219,541
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/26	250	288
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/28	325	407
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/22	525	542
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	722
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/24	650	717
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	759
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,000	2,008
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,780	2,925
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	4,847
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	150	175
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,061
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,491
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	4,355	4,977
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	1,087
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.080%	2/1/22	12,000	12,000
[3]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	2,900	2,900
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	2,820	3,043
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,100	2,355
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	1,535	1,779
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/23	900	977
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/24	850	960
	Kootenai County School District No. 271 Coeur d'Alene GO	5.000%	9/15/26	3,110	3,728
[4]	University of Idaho College & University Revenue	5.000%	4/1/24	160	178
[4]	University of Idaho College & University Revenue	5.000%	4/1/25	335	385
[4]	University of Idaho College & University Revenue	5.000%	4/1/26	555	656
[4]	University of Idaho College & University Revenue	5.000%	4/1/27	450	546
					51,513
Illinois (5.6%)
[6]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/22	500	506
[6]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	539
[6]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	613

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/23	200	199
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	192
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	234
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	742
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	383
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	808
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	357
[9]	Chicago Board of Education GO	0.000%	12/1/21	905	905
	Chicago Board of Education GO	5.000%	12/1/21	3,395	3,408
	Chicago Board of Education GO	5.000%	12/1/21	13,860	13,912
	Chicago Board of Education GO	5.000%	12/1/21	2,500	2,509
	Chicago Board of Education GO	5.000%	12/1/21	400	401
[9]	Chicago Board of Education GO	0.000%	12/1/22	535	532
[11,12]	Chicago Board of Education GO	0.000%	12/1/22	3,855	3,840
	Chicago Board of Education GO	5.000%	12/1/22	3,000	3,145
	Chicago Board of Education GO	5.000%	12/1/22	535	561
	Chicago Board of Education GO	5.000%	12/1/22	7,000	7,339
	Chicago Board of Education GO	5.000%	12/1/22	2,415	2,531
	Chicago Board of Education GO	5.000%	12/1/22	790	828
	Chicago Board of Education GO	5.000%	12/1/22	500	524
[9]	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,430
	Chicago Board of Education GO	5.000%	12/1/23	2,950	3,215
	Chicago Board of Education GO	5.000%	12/1/23	9,590	10,451
	Chicago Board of Education GO	5.000%	12/1/23	835	910
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,182
[10]	Chicago Board of Education GO	5.500%	12/1/23	470	514
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,671
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,623
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,125
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,438
	Chicago Board of Education GO	5.000%	12/1/24	10,000	11,252
[6]	Chicago Board of Education GO	5.000%	12/1/24	5,800	6,569
	Chicago Board of Education GO	5.000%	12/1/24	9,500	10,690
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,294
[9]	Chicago Board of Education GO	0.000%	12/1/25	2,875	2,741
[9]	Chicago Board of Education GO	0.000%	12/1/25	3,235	3,084
[6]	Chicago Board of Education GO	5.000%	12/1/25	4,500	5,247
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,888
[10]	Chicago Board of Education GO	5.500%	12/1/25	190	222
	Chicago Board of Education GO	0.000%	12/1/26	14,705	13,623
[9]	Chicago Board of Education GO	0.000%	12/1/26	2,830	2,642
[9,12]	Chicago Board of Education GO	0.000%	12/1/26	95	89
	Chicago Board of Education GO	5.000%	12/1/26	2,945	3,482
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,513
	Chicago Board of Education GO	5.000%	12/1/26	2,195	2,596
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,715
[12,13]	Chicago Board of Education GO	5.500%	12/1/26	525	617
	Chicago Board of Education GO	7.000%	12/1/26	10,000	12,366
[9]	Chicago Board of Education GO	0.000%	12/1/27	205	186
	Chicago Board of Education GO	4.000%	12/1/27	5,125	5,881
	Chicago Board of Education GO	5.000%	12/1/27	1,635	1,971
[6]	Chicago Board of Education GO	5.000%	12/1/27	300	366
[9]	Chicago Board of Education GO	0.000%	12/1/28	380	337
[9,12]	Chicago Board of Education GO	0.000%	12/1/28	13,800	12,232
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	1,710	1,789
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,578
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,860
	Chicago IL GO	0.000%	1/1/22	1,350	1,347
	Chicago IL GO	5.000%	1/1/22	5,295	5,335
	Chicago IL GO	5.000%	1/1/22	275	277
	Chicago IL GO	5.250%	1/1/22	3,435	3,462
	Chicago IL GO	4.000%	1/1/23	100	101
	Chicago IL GO	5.000%	1/1/23	12,860	13,516
	Chicago IL GO	5.000%	1/1/23	250	263
	Chicago IL GO	5.000%	1/1/23	770	809
[9]	Chicago IL GO	0.000%	1/1/24	1,000	981
	Chicago IL GO	5.000%	1/1/24	7,935	8,667
	Chicago IL GO	5.000%	1/1/24	500	546
	Chicago IL GO	5.000%	1/1/24	2,450	2,467

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/24	800	874
	Chicago IL GO	5.000%	1/1/25	12,420	14,026
	Chicago IL GO	5.000%	1/1/25	3,100	3,501
	Chicago IL GO	5.000%	1/1/25	450	453
	Chicago IL GO	0.000%	1/1/26	300	275
[9]	Chicago IL GO	0.000%	1/1/26	235	223
	Chicago IL GO	5.000%	1/1/26	160	180
	Chicago IL GO	5.000%	1/1/26	200	232
	Chicago IL GO	5.000%	1/1/26	8,300	9,628
	Chicago IL GO	5.000%	1/1/26	2,000	2,013
	Chicago IL GO	5.000%	1/1/26	425	463
	Chicago IL GO	5.000%	1/1/26	2,750	3,099
	Chicago IL GO	5.000%	1/1/27	7,850	9,314
	Chicago IL GO	5.125%	1/1/27	3,155	3,553
[9]	Chicago IL GO	0.000%	1/1/28	100	90
	Chicago IL GO	5.250%	1/1/28	1,000	1,090
	Chicago IL GO, ETM	5.000%	1/1/23	5,640	5,947
	Chicago IL Motor Fuel Sales Tax Revenue	5.000%	1/1/26	500	536
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,580	1,691
[2,3]	Chicago IL Park District GO TOB VRDO	0.130%	11/4/21	6,000	6,000
[2,3]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.130%	11/4/21	36,295	36,295
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	2,815	2,837
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,350	2,477
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	1,310	1,381
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,300	2,425
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	2,030
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,235
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	2,963
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,199
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,870	5,552
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,140
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	4,047
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,396
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,194
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	3,006
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	300	329
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	2,250	2,267
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	100	100
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	695	727
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	1,540	1,612
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	500	523
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	3,165
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,950
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,504
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,389
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	14,641
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	1,015	1,059
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,771
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	17,791
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	750	781
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/21	2,090	2,090
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,525	2,756
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,000	1,129
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	952
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	133
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	350	353
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	500	528
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	953
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,783
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,168
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	2,145	2,162
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	800	806
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	1,440	1,451
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,025	1,082
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	7,000	7,386
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,100	1,161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,195	1,261
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,160	1,224
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,930	2,036

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,270	2,395
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,540	2,790
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,615
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,650	2,794
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	5,119
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,755	1,928
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,385	2,620
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	855
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,850	1,950
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	946
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	245
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,110	1,266
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,363
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	405
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	210	221
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	200	211
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	129
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	135	158
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	145	175
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	208
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	403
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	146
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,469
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/28	2,720	3,353
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	9,700	9,777
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	1,325	1,336
	Chicago Park District GO	5.000%	1/1/22	400	403
	Chicago Park District GO	5.000%	1/1/22	1,000	1,008
	Chicago Park District GO	4.000%	1/1/23	650	677
	Chicago Park District GO	4.000%	1/1/23	280	292
	Chicago Park District GO	5.000%	1/1/23	790	796
	Chicago Park District GO	5.000%	1/1/23	400	421
	Chicago Park District GO	5.000%	1/1/23	1,265	1,332
	Chicago Park District GO	4.000%	1/1/24	670	720
	Chicago Park District GO	5.000%	1/1/24	550	603
	Chicago Park District GO	5.000%	11/15/24	680	770
	Chicago Park District GO	4.000%	1/1/25	390	431
	Chicago Park District GO	4.000%	1/1/25	2,320	2,562
	Chicago Park District GO	5.000%	1/1/25	625	710
	Chicago Park District GO	5.000%	1/1/25	315	344
	Chicago Park District GO	5.000%	1/1/25	300	328
[4]	Chicago Park District GO	5.000%	1/1/25	200	227
	Chicago Park District GO	5.000%	11/15/25	1,430	1,668
	Chicago Park District GO	5.000%	1/1/26	1,000	1,168
	Chicago Park District GO	5.000%	1/1/26	325	328
[4]	Chicago Park District GO	5.000%	1/1/26	550	644
	Chicago Park District GO	5.000%	1/1/26	180	197
	Chicago Park District GO	5.000%	11/15/26	1,500	1,794
	Chicago Park District GO	5.000%	1/1/27	925	1,074
[4]	Chicago Park District GO	5.000%	1/1/27	650	778
[4]	Chicago Park District GO	5.000%	1/1/28	1,000	1,217
	Chicago Park District GO	5.000%	1/1/29	620	673
	Chicago Park District GO, ETM	5.000%	1/1/22	125	126
	Chicago Park District GO, ETM	5.000%	1/1/23	500	528
	Chicago Park District GO, Prere.	5.000%	1/1/24	730	802
	Chicago Park District GO, Prere.	5.000%	1/1/24	355	390
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	3,260	3,347
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	2,500	2,567
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	9,205	9,860
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	5,000	5,358
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,640
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,393
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	2,625	3,028
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	5,086
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,874
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	4,568
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,971
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	3,344
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	1,500	1,826

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,750	2,174
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	4,750	5,912
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	2,250	2,851
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.000%	12/1/21	9,820	9,858
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	1,280	1,285
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,166
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/22	1,005	1,044
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,744
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,865
	Cook County IL GO	3.000%	11/15/21	335	335
	Cook County IL GO	5.000%	11/15/21	500	501
	Cook County IL GO	5.000%	11/15/22	280	294
	Cook County IL GO	5.000%	11/15/22	4,780	5,017
	Cook County IL GO	5.000%	11/15/23	1,350	1,479
	Cook County IL GO	5.000%	11/15/24	1,475	1,674
	Cook County IL GO	5.250%	11/15/24	5,000	5,018
	Cook County IL GO	5.000%	11/15/25	1,195	1,401
	Cook County IL GO	5.250%	11/15/25	4,500	4,516
	Cook County IL GO	5.000%	11/15/26	3,900	4,706
	Cook County IL GO	5.000%	11/15/27	2,000	2,463
	Cook County IL GO	5.000%	11/15/28	2,220	2,783
	Cook County IL GO	5.000%	11/15/28	1,200	1,424
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,277
	Cook County School District No. 122 Ridgeland GO	2.000%	12/1/22	245	250
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,531
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,624
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,934
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	250	263
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	250	274
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	250	284
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	250	293
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/26	500	603
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,235
[6]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/28	1,250	1,575
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/21	2,575	2,583
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,788
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	563
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/27	1,300	1,507
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	706
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/27	3,530	4,288
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/28	3,795	4,724
	Elk Grove Village IL GO	3.000%	1/1/23	500	516
	Elk Grove Village IL GO	3.000%	1/1/24	550	578
	Elk Grove Village IL GO	3.000%	1/1/25	560	599
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	2,109
[3]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	0.060%	11/3/21	35,300	35,300
[3]	Illinois Development Finance Authority Recreational Revenue VRDO	0.050%	11/3/21	13,550	13,550
[3]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.030%	11/1/21	14,950	14,950
[3]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.060%	11/4/21	18,565	18,565
[3]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	11/3/21	42,200	42,200
[3]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	11/4/21	8,000	8,000
	Illinois Finance Authority College & University Revenue	4.000%	2/15/22	1,345	1,358
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	431
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	1,175	1,268
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,725	1,879
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,776
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,380
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	282
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	974
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	760	874
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,492
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	116
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	311
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	6,500	7,602
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	300	354
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	805
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	269
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	500	604
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	370

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	658
Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,000	3,797
Illinois Finance Authority College & University Revenue VRDO	0.040%	11/3/21	4,180	4,180
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,100	1,102
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,000	1,002
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	350	353
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	135	136
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	4,000	4,055
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	914
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,600	1,635
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	285	288
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,605	2,671
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	897
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,380	2,455
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,250	1,292
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,000	1,036
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,000	1,036
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,250	1,297
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	700	726
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	375	389
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,585	1,662
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,000	1,049
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,380	5,647
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	527
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	5,000	5,307
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,061
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,400	1,491
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	600	643
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,000	1,080
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,193
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	813
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	542
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	135
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,731
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	640	703
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,664
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	885
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,838
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,395	1,566
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,619
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,867
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	564
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,868
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	681
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,835
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	8,726
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	5,234
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	875
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	144
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,164
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	2,021
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,828
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,175
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	5,122
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	655	787
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	2,146
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	296
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,193
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,220
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,648
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	700
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,842
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	600	725
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,611
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/32	1,200	1,238
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,180	24,399
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,540	1,713
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,985	3,531

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.350%	5/27/22	5,705	5,705
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.750%	5/1/26	1,125	1,128
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/1/21	1,700	1,700
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	25,200	25,200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	4,365	4,365
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	22,755	22,755
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	26,105	26,105
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,000	1,037
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,625
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,120	1,149
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	1,000	1,039
	Illinois Finance Authority Lease Revenue	4.000%	12/15/21	2,000	2,009
	Illinois Finance Authority Lease Revenue	4.000%	12/15/22	1,000	1,042
	Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	988
	Illinois Finance Authority Lease Revenue	5.000%	12/15/24	720	820
	Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,174
	Illinois GO	5.000%	11/1/21	43,820	43,820
	Illinois GO	5.000%	12/1/21	8,375	8,407
	Illinois GO	5.000%	2/1/22	1,520	1,538
	Illinois GO	5.000%	2/1/22	2,200	2,226
	Illinois GO	4.000%	3/1/22	2,750	2,784
	Illinois GO	5.000%	3/1/22	500	508
	Illinois GO	5.000%	4/1/22	3,400	3,467
	Illinois GO	5.000%	5/1/22	400	409
	Illinois GO	5.125%	5/1/22	4,750	4,864
	Illinois GO	5.000%	6/1/22	400	411
	Illinois GO	5.000%	7/1/22	4,440	4,578
	Illinois GO	5.000%	8/1/22	8,420	8,714
	Illinois GO	5.000%	10/1/22	4,250	4,430
	Illinois GO	5.000%	10/1/22	21,180	22,079
	Illinois GO	5.000%	11/1/22	8,200	8,579
	Illinois GO	5.000%	11/1/22	34,315	35,900
	Illinois GO	5.000%	12/1/22	1,000	1,050
	Illinois GO	5.000%	1/1/23	19,200	20,227
	Illinois GO	4.000%	2/1/23	1,700	1,776
	Illinois GO	5.000%	2/1/23	7,000	7,399
	Illinois GO	4.000%	3/1/23	4,000	4,189
	Illinois GO	5.000%	3/1/23	600	609
	Illinois GO	5.000%	3/1/23	1,125	1,193
	Illinois GO	5.000%	4/1/23	225	239
	Illinois GO	5.250%	5/1/23	1,500	1,607
	Illinois GO	5.000%	8/1/23	490	528
	Illinois GO	5.000%	10/1/23	10,000	10,847
	Illinois GO	5.000%	10/1/23	5,000	5,423
	Illinois GO	5.000%	11/1/23	35,370	38,483
	Illinois GO	5.000%	11/1/23	1,990	2,165
	Illinois GO	5.000%	2/1/24	780	856
	Illinois GO	5.000%	3/1/24	2,500	2,752
	Illinois GO	5.000%	4/1/24	315	348
	Illinois GO	4.000%	5/1/24	175	189
	Illinois GO	5.000%	5/1/24	375	415
	Illinois GO	5.500%	5/1/24	375	420
	Illinois GO	5.000%	6/1/24	2,500	2,775
	Illinois GO	5.000%	8/1/24	6,870	7,104
	Illinois GO	5.000%	10/1/24	765	859
	Illinois GO	5.000%	10/1/24	5,000	5,614
	Illinois GO	5.000%	11/1/24	24,575	27,664
	Illinois GO	5.000%	2/1/25	3,545	4,020
	Illinois GO	5.000%	2/1/25	550	602
	Illinois GO	5.000%	3/1/25	2,750	3,125
	Illinois GO	5.000%	4/1/25	4,170	4,587
	Illinois GO	5.000%	5/1/25	280	309
	Illinois GO	5.000%	5/1/25	2,500	2,853
	Illinois GO	5.500%	5/1/25	3,000	3,475
	Illinois GO	6.000%	5/1/25	150	176
	Illinois GO	5.000%	8/1/25	3,295	3,405
	Illinois GO	5.000%	11/1/25	28,750	33,202

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	1/1/26	3,580	4,150
	Illinois GO	5.000%	2/1/26	3,125	3,420
	Illinois GO	5.000%	2/1/26	3,000	3,484
	Illinois GO	4.000%	3/1/26	170	172
[6]	Illinois GO	5.000%	3/1/26	1,125	1,142
	Illinois GO	5.000%	3/1/26	2,750	3,199
[6]	Illinois GO	5.000%	4/1/26	1,500	1,597
	Illinois GO	5.000%	5/1/26	6,550	7,220
	Illinois GO	5.500%	5/1/26	8,675	10,318
	Illinois GO	5.500%	7/1/26	750	811
	Illinois GO	5.000%	11/1/26	17,000	20,052
	Illinois GO	5.000%	11/1/26	2,750	3,244
	Illinois GO	5.000%	1/1/27	1,750	2,027
	Illinois GO	5.000%	1/1/27	370	373
	Illinois GO	5.000%	3/1/27	6,825	8,098
	Illinois GO	5.000%	4/1/27	2,000	2,198
[6]	Illinois GO	5.000%	4/1/27	1,000	1,064
	Illinois GO	5.000%	5/1/27	4,080	4,495
	Illinois GO	5.000%	6/1/27	1,100	1,280
	Illinois GO	5.000%	11/1/27	3,935	4,718
	Illinois GO	5.000%	1/1/28	590	684
	Illinois GO	5.000%	1/1/28	5,715	5,757
	Illinois GO	5.000%	2/1/28	1,075	1,266
	Illinois GO	4.000%	3/1/28	3,000	3,434
	Illinois GO	4.125%	3/1/28	315	318
	Illinois GO	5.000%	5/1/28	550	606
	Illinois GO	4.000%	1/1/29	215	216
	Illinois GO	5.250%	2/1/29	350	385
	Illinois GO	4.000%	1/1/30	400	402
[2,3]	Illinois GO TOB VRDO	0.100%	11/5/21	1,275	1,275
	Illinois Health Facilities Authority Health, Hospital, Nursing Home Revenue	1.375%	11/15/22	535	538
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.800%	2/1/23	740	751
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	865	888
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	599
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	9,590	10,395
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/23	2,875	2,879
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	3,200	3,389
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	12,664
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	17,877
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,500	2,573
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	82
	Illinois Sales Tax Revenue	4.000%	6/15/23	100	106
	Illinois Sales Tax Revenue	5.000%	6/15/23	9,805	10,509
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,165	1,249
	Illinois Sales Tax Revenue	5.000%	6/15/23	510	547
[9]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,870	2,037
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,436
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	2,061
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	2,094
[4]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	5,126
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,570
[9]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	234
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	5,267
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	10,149
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,750
[4]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	10,041
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,323
[9]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	445
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,525	4,828
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,474
[9]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	153
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,205
[9]	Illinois Sales Tax Revenue	6.000%	6/15/27	2,940	3,715
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	8,268
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,901
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,403
[6]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,990	4,387
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/22	2,020	2,013
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/23	8,945	8,840

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	13,198
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,470	1,413
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	3,255	3,068
[2,3]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	7,300	7,300
[2,3]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	2,500	2,500
[2,3]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	6,930	6,930
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/21	15,000	15,058
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	8,905	9,358
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	3,755	3,961
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,198
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	10,846
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	6,957
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	17,563
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	20,191
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,150	1,353
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	24,925
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	209
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	127
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	585	722
[6]	Illinois State University College & University Revenue	5.000%	4/1/28	750	917
[6]	Illinois State University College & University Revenue	5.000%	4/1/28	785	960
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	955
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	275	305
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,374
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/26	960	1,113
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/27	775	914
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/28	590	706
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	120	125
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	229
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	152
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	256
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	270
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	197
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	405
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	262
[6]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	487
[6]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	250
[6]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,556
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/22	1,375	1,432
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	594
[6]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,828
[6]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	4,196
[6]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,387
[6]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,865
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	4,982
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,151
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	172
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,300
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,612
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	570	552
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	1,250	1,322
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,162
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.750%	6/15/26	180	188
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,250	10,439
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	1,575	1,876
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	55
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,350	1,202
[6,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,369
[12,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,783
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/21	2,510	2,509
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	4,935	5,078
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/22	875	919
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/26	33,210	34,175
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/28	11,325	11,654
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/21	4,470	4,487
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/21	5,105	5,125
[6]	Mundelein IL GO	4.000%	12/15/21	500	502
[6]	Mundelein IL GO	4.000%	12/15/23	500	535
[6]	Mundelein IL GO	4.000%	12/15/25	500	562

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Mundelein IL GO	4.000%	12/15/26	500	573
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/22	4,500	4,720
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,715
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,742
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	125
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	205
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/23	170	181
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	570
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,698
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,636
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	394
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	402
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	409
[4]	Peoria IL GO	4.000%	1/1/23	500	520
[4]	Peoria IL GO	4.000%	1/1/24	500	537
[4]	Peoria IL GO	4.000%	1/1/25	750	825
[4]	Peoria IL GO	4.000%	1/1/26	250	281
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	15,520	16,632
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	20,030	22,300
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	39,550	45,485
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	5,619
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/29	2,935	3,664
[2,3]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.080%	11/4/21	11,550	11,550
[2,3]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.080%	11/4/21	9,000	9,000
	Romeoville IL College & University Revenue	5.000%	10/1/26	105	118
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,247
	Romeoville IL GO	5.000%	12/30/25	3,315	3,902
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,984
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,555	8,827
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	9,000
[6]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/23	1,000	1,055
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/24	1,250	1,352
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	871
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	469
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	2,249
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	254
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	263
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	249
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	314
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	630	740
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	877
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/22	2,350	2,385
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	5,425	5,742
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	5,396
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	11,804
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,425	6,206
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,222
	University of Illinois College & University Revenue	5.000%	4/1/24	600	640
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	3,135
	University of Illinois College & University Revenue	5.000%	4/1/27	250	266
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	872
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	960
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	1,050
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,145
[4]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	525
[4]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	834
[6]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,763
[6]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	12,208
	Will County IL GO	4.000%	11/15/24	500	554
	Will County IL GO	4.000%	11/15/25	330	376
	Will County IL GO	5.000%	11/15/26	450	543
	Will County IL GO	5.000%	11/15/27	1,045	1,291
	Will County IL GO	5.000%	11/15/28	1,000	1,264
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/22	1,450	1,448
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/23	1,450	1,436
					2,179,011
Indiana (1.5%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,197
	Ball State University College & University Revenue	5.000%	7/1/22	320	330

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ball State University College & University Revenue	5.000%	7/1/22	250	258
	Ball State University College & University Revenue	5.000%	7/1/23	450	486
	Ball State University College & University Revenue	5.000%	7/1/23	660	712
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	224
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	399
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	405
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	411
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,827
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,700	1,907
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,740	1,986
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	2,070
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,805	2,124
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,875	2,239
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,316
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,412
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,860	2,110
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	2,178
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	2,239
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	2,305
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	2,015	2,371
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	2,055	2,438
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,504
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,230	1,352
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,270	1,422
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	125
[4]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/22	3,370	3,409
[4]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/23	3,535	3,733
[4]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/26	745	838
[4]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/26	760	863
[4]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/27	775	884
[4]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/27	790	909
[4]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/28	805	928
[4]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/28	410	475
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,021
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,588
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,655	1,783
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,374
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,680
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,201
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,680
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,347
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,437
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,530
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	108
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	98
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	436
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	356
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	353
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	302
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	298
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/22	210	211
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/23	225	232
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	215
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	401
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	305
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	611
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,500	5,429
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	2,380	2,380
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	550	550
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	500
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,620	2,630
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,500	2,510
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	250	260
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,550	1,624
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,055	1,105
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,367
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	7,050	7,416
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	565	600
[8]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	320	337

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	760
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,207
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,240
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,394
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	4,113
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,759
[8]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	360	393
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,131
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	480	492
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,718
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	2,163
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,300
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	4,153
[8]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	427
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,390
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	7,317
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	6,232
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,816
[8]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	456
[8]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	974
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,615
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	7,468
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	2,700	2,817
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	20,425	20,425
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	25,225	25,225
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	1/1/22	3,000	3,007
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	1/1/22	3,000	3,007
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	1/1/22	11,125	11,151
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	750	762
	Indiana Finance Authority Lease Revenue (Lease Appropriation-Stadium Project) VRDO	0.040%	11/1/21	9,800	9,800
	Indiana Finance Authority Revenue CP	0.000%	11/18/21	26,610	26,610
[2,3]	Indiana Finance Authority Revenue TOB VRDO	0.200%	11/4/21	19,205	19,205
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,000	1,044
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,555	1,623
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	817
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	566
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,075	1,259
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	876
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	5,390	6,515
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	1,750	2,105
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	4,030	4,987
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,500	1,847
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	3,510	4,432
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	1,500	1,888
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	10,245	10,857
[8]	Indiana Finance Authority Water Revenue	5.000%	2/1/27	2,000	2,429
[8]	Indiana Finance Authority Water Revenue	5.000%	2/1/28	1,000	1,243
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	11/2/21	31,435	31,435
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.750%	11/2/21	495	495
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,985	2,054
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	1,976
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	938
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	885
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,187
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,246
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	272
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	608
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	16,835	16,835
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	2,760	2,948
[3]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.030%	11/1/21	5,955	5,955
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,343
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	612
[9]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/22	16,640	17,596
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,925
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/25	1,570	1,839
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/22	850	873
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,000	1,073
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	500	549

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,253
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	686
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	2,161
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	959
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	2,136
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/27	1,750	1,919
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	7,900	9,606
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/28	1,875	2,056
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	8,375
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	9,920
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	9,000	9,915
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	13,973
[2,3,6]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.110%	11/4/21	4,750	4,750
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,367
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,936
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	6,389
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	7,716
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	550	593
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	454
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	918
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	365
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	423
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	280
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	361
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	335	407
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	369
[4]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	528
[4]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/26	1,020	1,159
[4]	Mishawaka IN Waterworks Water Revenue	4.000%	7/1/26	1,015	1,165
[4]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,294
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	225	239
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	891
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	931
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	870	976
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	890	1,013
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	910	1,052
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	703
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	415
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	427
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	360
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	510	573
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	743
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	739
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	1,082
	Purdue University College & University Revenue	5.000%	7/1/25	655	763
	Purdue University College & University Revenue	5.000%	7/1/26	500	600
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,275	1,285
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	850	895
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	380	397
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	215	228
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	305	329
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	328
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	275	305
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	618
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	477
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,223
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,510	1,750
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	675	789
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	540	563
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	466
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	607
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	572
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,331
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	920
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,432
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	749
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,545
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,325	1,595
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/22	2,660	2,730

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/23	3,450	3,604
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/23	3,135	3,331
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	3,136
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,548
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,534
					574,547
Iowa (0.3%)
	Ames IA GO	5.000%	6/1/28	1,525	1,915
	Ankeny IA GO	5.000%	6/1/26	2,455	2,943
	Ankeny IA GO	5.000%	6/1/27	2,645	3,252
	Ankeny IA GO	5.000%	6/1/28	2,930	3,680
	Des Moines IA GO	5.000%	6/1/24	6,335	7,091
	Des Moines IA GO	5.000%	6/1/25	5,670	6,569
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,061
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,944
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,180
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	98
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	459
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	2.875%	5/15/49	95	95
[3]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	2,410	2,410
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,000	1,078
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	5,605	5,681
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,095	16,260
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	18,000	19,581
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	3,775	4,078
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.050%	11/4/21	7,500	7,500
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	320	347
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	369
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	398
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	596
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,263
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	453
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/21	400	401
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/22	425	443
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	515
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,647
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.375%	6/1/30	715	714
	Xenia Rural Water District Water Revenue	5.000%	12/1/21	320	321
	Xenia Rural Water District Water Revenue	5.000%	12/1/22	1,675	1,755
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	490
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	636
					97,223
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,631
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,697
[2,9]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	1,600	1,834
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	500	521
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	595	643
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,205
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,260
	Johnson County KS GO, Prere.	4.000%	9/1/22	1,055	1,088
	Johnson County Unified School District No. 229 Blue Valley GO	5.000%	10/1/22	100	104
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	814
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	450	489
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	255	288
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/23	2,650	2,840
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,180	1,305
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,000	2,267
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	3,960	4,118
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	6,928
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/27	3,355	4,096
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/28	3,515	4,394
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	8,884
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	8,285
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/22	3,795	3,871
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/22	17,640	18,058
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	16,420	17,560
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,145

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	589
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	602
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	350
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	266
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	274
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	606
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,170
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	1,021
	Manhattan KS GO	0.400%	6/15/25	12,900	12,816
	Olathe KS GO	4.250%	10/1/24	1,360	1,513
	Olathe KS GO	4.250%	10/1/25	7,970	9,110
	Olathe KS GO	4.250%	10/1/26	5,795	6,785
	Olathe KS GO	4.250%	10/1/27	5,910	7,054
	Olathe KS GO	4.250%	10/1/28	6,510	7,905
	Saline County KS GO	4.000%	9/1/23	2,285	2,437
	Saline County KS GO	4.000%	9/1/28	2,730	3,263
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,521
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/22	1,250	1,300
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,957
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/22	315	327
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,621
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,736
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	2,039
	Topeka KS GO	4.250%	8/15/26	2,205	2,568
	Topeka KS GO	4.250%	8/15/27	1,365	1,599
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	180	183
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	300	319
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	300	332
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/22	1,040	1,086
	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/22	1,000	1,040
[4]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	1,012
[4]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,273
[4]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,409
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	775	805
					184,213
Kentucky (1.8%)
[6]	Ashland KY GO	5.000%	1/1/24	1,025	1,125
[6]	Ashland KY GO	5.000%	1/1/25	1,080	1,228
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,245	2,270
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	253
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	765	807
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	315	332
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	745
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	329
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	1,067
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,910
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,359
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	12,563
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	225	268
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	690	840
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	630	783
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/23	3,195	3,431
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/22	785	791
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/23	500	528
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/22	8,785	9,150
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	130	141
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	1,900	2,067
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	625	680
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,358
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,374
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,247
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,750
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,200
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,227
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	138
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	146
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	3.000%	3/1/24	165	174
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	239
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	870	890

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	1,047
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,279
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,467
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	2,165	2,657
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,927
[2,3,4]	Kentucky Bond Development Corp. Lease Revenue TOB VRDO	0.090%	11/4/21	12,410	12,410
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,675	1,714
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,159
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,582
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,495
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	2,520	2,610
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	250	270
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	105
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,457
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	927
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	3,035
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/21	470	471
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	320	332
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	644
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,892
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	6,392
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	552
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	932
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,232
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	353
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	125,125	134,568
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	101,730	111,636
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	30,785	34,071
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,095	27,798
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	59,130	66,931
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	23,185	26,928
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/21	8,500	8,500
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106), Prere.	5.000%	10/1/23	1,000	1,090
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	15,110	15,643
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	4,510	4,669
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,530
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	405
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,521
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	1,026
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,858
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,853
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	235
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,982
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,406
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	609
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/21	1,000	1,000
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/22	1,500	1,570
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,185
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,699
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,336
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	5,019
[6]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,784
[6]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,604
[6]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,794
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/22	5,525	5,695
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,500	2,796
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	795	889
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/25	2,620	3,031
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	202
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	501
[8]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	3,096
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,855	1,934
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	20,500	22,310
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	29,743
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,417
[3]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	8,785	8,785
	Louisville-Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/26	7,330	7,343
[6]	Northern Kentucky University College & University Revenue	5.000%	9/1/25	1,175	1,364
[6]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,475

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/22	1,955	1,967
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/22	1,440	1,451
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	2,635	2,741
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	970	1,009
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	4,266
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	1,078
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	3,172
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,206
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	5,033
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,999
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,270
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,020	6,030
[6]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,300
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	245	250
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	245	261
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	371
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	338
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	813
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	605
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,525
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	666
					713,533
Louisiana (1.5%)
[4]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	400
[4]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	123
[4]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	913
[4]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	737
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/25	1,000	1,163
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/26	1,450	1,737
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.030%	11/1/21	31,500	31,500
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.030%	11/1/21	24,500	24,500
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.030%	11/1/21	3,300	3,300
	East Baton Rouge Parish Industrial Revenue (Exxon Project) VRDO	0.030%	11/1/21	23,200	23,200
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	122
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	135	149
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	845	965
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	1,270	1,451
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	165	188
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	1,060	1,248
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	3,015	3,550
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,329
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	2,195	2,652
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,150	1,389
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	400	483
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/28	150	185
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	8,107
[6]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	500	564
[6]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	662
[4]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	261
[4]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	580
[4]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	478
[6]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/21	1,010	1,010
[6]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/22	4,010	4,193
[6]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	328
[6]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	612
[6]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	585
	Lafayette LA Utilities Multiple Utility Revenue	5.000%	11/1/22	7,210	7,552
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	6,500	6,501
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	21,300	21,308
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	6,750	6,753
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	1,645	1,761
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	2,430	2,711
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	4,195	4,294
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	18,520	18,958
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	12,000	12,284
	Louisiana GO	5.000%	5/1/22	10,320	10,568
	Louisiana GO	5.000%	5/1/22	2,800	2,867
	Louisiana GO	5.000%	9/1/22	4,000	4,160
	Louisiana GO	5.000%	10/1/23	11,640	12,684

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana GO	5.000%	10/1/24	12,240	13,872
	Louisiana GO	5.000%	10/1/25	12,865	15,079
	Louisiana GO	5.000%	10/1/26	6,750	8,151
	Louisiana GO	5.000%	3/1/28	9,065	11,325
	Louisiana GO, Prere.	5.000%	7/15/22	23,000	23,779
	Louisiana GO, Prere.	5.000%	7/15/22	3,050	3,153
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,845
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	2,645	2,989
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	509
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	2,550	2,973
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	875
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	3,560	4,274
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	690
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/27	1,700	2,097
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/28	1,100	1,390
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	381
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	745
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,263
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,222
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	3.000%	10/1/22	1,000	1,024
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,088
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,587
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,318
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,466
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,675
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,435	2,540
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,443
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	4,927
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	5,004
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,750	11,709
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,059
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,676
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,912
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,512
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/25	5,000	5,577
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/27	1,500	1,664
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/26	1,000	1,184
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	608
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	350	359
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	290	299
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,960	2,036
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	395	426
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,688
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,469
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,267
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,858
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,927
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,614
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	7,623
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	505
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	3,163
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	7,500
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	535
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	6,045
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	497

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	25,000	28,627
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	706
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	707
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	830
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	4,745	5,450
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,150	1,204
[6]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	4,150	4,265
[2,3]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.150%	11/4/21	10,400	10,400
[6]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	113
[6]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	407
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/22	135	136
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/23	150	158
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/24	200	220
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/25	100	114
	New Orleans LA GO	5.000%	12/1/21	1,260	1,265
	New Orleans LA GO	5.000%	12/1/22	700	736
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,642
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	3,211
[6]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	937
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,342
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,300	1,515
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	14,650	14,952
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	14,825	15,274
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	17,340	18,173
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	9,630	9,793
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	12,510	12,881
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	19,590	20,376
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	950	1,142
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	2,050	2,507
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,905
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.000%	5/15/22	2,500	2,559
					600,008
Maine (0.1%)
	Maine GO	5.000%	6/1/22	10,205	10,492
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	761
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,425	1,470
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,275	3,529
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,740	3,067
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	500	557
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	662
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	160	164
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	180	194
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	299
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,177
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	236
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	632
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	595
[6]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	478
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	763
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	478
[6]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	562
[2,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	3,900	3,900
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/22	190	195
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	220	237
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	384
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	110
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	225
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	154
	Maine Municipal Bond Bank Franchise Tax & Business License Fees Revenue	5.000%	9/1/22	35	36
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	600	652
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	750	847
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	1,000	1,169
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/26	1,175	1,414
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	880	1,083

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	900	1,130
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	896
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	972
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	1,590	1,858
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,775	1,873
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	2,350	2,498
[2,3]	Maine State Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	835	835
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	1,360	1,577
					48,161
Maryland (2.4%)
	Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,247
	Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,519
	Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,631
	Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,392
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,710
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,600
	Baltimore County MD GO	5.000%	3/1/24	500	555
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,219
	Baltimore County MD GO	5.000%	3/1/25	900	1,036
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,303
	Baltimore County MD GO, Prere.	5.000%	8/1/22	3,000	3,108
[2,3]	Baltimore MD Project Water Revenue TOB VRDO	0.110%	11/4/21	8,185	8,185
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/22	400	410
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/22	500	516
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/23	520	552
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/23	525	566
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	842
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	756
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.650%	6/1/22	180	181
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	102
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	100	101
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	140
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	182
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	550	568
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	375	387
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	550	593
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	325	350
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	691
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	100	116
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/26	500	600
	Charles County MD GO	5.000%	10/1/23	3,400	3,709
	Charles County MD GO	5.000%	10/1/24	3,575	4,057
	Charles County MD GO	5.000%	10/1/28	4,370	5,545
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	345
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,654
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,225
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,323
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	987
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/24	4,400	4,969
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/27	5,260	6,502
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,580	1,728
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	8,340	9,013
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/15/21	7,930	7,976
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/22	38,965	39,505
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/22	1,000	1,034
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,200	1,295
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,585	1,656
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/24	10,180	10,787
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,250	1,402
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,640	1,778
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	17,620	18,988
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,600
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,170	2,460
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	9,550	11,188
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	25,005	29,372
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,380	1,599
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,345	1,506
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,897
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,335	1,593

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,400	1,612
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	3,625	4,368
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	19,254
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	2,190	2,667
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,450	1,705
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/28	21,560	22,577
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	11,639
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	2,185	2,718
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,450	1,740
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	7,750	8,116
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,380	1,685
[6]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/22	1,200	1,225
[6]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/23	1,350	1,426
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.070%	11/3/21	39,395	39,395
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,578
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,667
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,721
	Maryland GO	5.000%	8/1/23	27,695	29,994
	Maryland GO	5.000%	3/15/24	18,320	20,356
	Maryland GO	5.000%	8/1/24	10,130	11,424
	Maryland GO	5.000%	3/1/25	3,000	3,453
	Maryland GO	5.000%	3/15/25	4,580	5,279
	Maryland GO	5.000%	3/15/25	32,130	37,035
	Maryland GO	2.750%	8/1/25	590	614
	Maryland GO	4.000%	8/1/25	16,725	18,901
	Maryland GO	5.000%	8/1/25	2,900	3,385
	Maryland GO	5.000%	8/1/25	5,120	5,976
	Maryland GO	5.000%	3/1/26	12,500	14,855
	Maryland GO	5.000%	6/1/26	1,150	1,284
	Maryland GO	5.000%	8/1/26	5,000	6,017
	Maryland GO	5.000%	3/1/27	10,000	12,222
[8]	Maryland GO	3.000%	8/1/27	11,000	12,035
	Maryland GO	5.000%	8/1/27	6,595	8,145
	Maryland GO	5.000%	8/1/27	7,745	9,565
[8]	Maryland GO	4.000%	3/1/28	8,000	9,326
	Maryland GO	5.000%	3/15/28	8,420	10,553
[8]	Maryland GO	4.000%	8/1/28	7,000	8,170
[8]	Maryland GO	4.000%	3/1/29	2,000	2,370
	Maryland GO	5.000%	3/1/29	25,000	32,029
[8]	Maryland GO	4.000%	8/1/29	1,100	1,304
	Maryland GO, Prere.	5.000%	3/1/23	23,060	24,525
[3]	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.050%	11/3/21	6,475	6,475
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	865	871
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	358
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	699
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,580	2,660
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	516
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	4,600	4,774
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	280	294
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	350	374
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,220	1,313
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	185	203
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,604
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	389
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	171
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	426
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	529
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	843
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	199
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,290
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	233
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	2,030	2,465
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,540
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	165
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	168
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,548
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	4,190

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	11,020	11,020
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	13,440	13,440
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	5,000	5,157
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	1,430	1,535
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	1,930	2,156
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	3,385	3,909
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	2,180	2,592
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	2,000	2,432
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	1,830	2,266
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	2,000	2,521
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,365	6,570
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	625	702
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,100	1,280
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/26	8,510	10,203
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	8,615
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/28	6,090	7,678
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/27	4,000	4,923
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/22	12,350	12,547
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,144
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	3,156
	Montgomery County MD GO	5.000%	11/1/21	22,680	22,680
	Montgomery County MD GO	5.000%	12/1/21	10,000	10,039
	Montgomery County MD GO	5.000%	12/1/22	8,650	9,101
	Montgomery County MD GO	5.000%	11/1/24	5,275	6,006
	Montgomery County MD GO	5.000%	10/1/25	3,825	4,490
	Montgomery County MD GO	4.000%	11/1/25	6,195	7,043
	Montgomery County MD GO	5.000%	10/1/26	6,500	7,863
	Montgomery County MD Revenue Health, Hospital, Nursing Home Revenue PUT	0.050%	12/1/21	25,410	25,409
	Prince George's County MD COP	5.000%	10/1/24	1,140	1,292
	Prince George's County MD GO	5.000%	3/1/22	2,210	2,245
	Prince George's County MD GO	5.000%	7/1/24	5,100	5,733
	Prince George's County MD GO	5.000%	7/15/27	6,000	7,402
	Prince George's County MD GO	5.000%	9/15/27	6,770	8,385
	Prince George's County MD GO	5.000%	7/1/28	15,580	19,654
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	799
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	688
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,242
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	2,077
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	0.050%	11/3/21	4,100	4,100
	Westminster MD College & University Revenue	5.000%	11/1/21	1,840	1,840
	Westminster MD College & University Revenue	5.000%	11/1/22	1,950	2,038
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,241
					932,271
Massachusetts (2.1%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	245	261
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	218
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	260	289
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	340	384
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	225	258
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	215	250
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	335	395
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/26	565	676
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/27	440	533
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/27	455	557
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/28	800	989
	Boston Water & Sewer Commission Water Revenue	5.000%	11/1/25	6,535	7,694
	Brookline MA GO	4.000%	2/15/26	3,950	4,528
	Brookline MA GO	4.000%	2/15/27	6,025	7,057
	Brookline MA GO	4.000%	2/15/28	5,670	6,761
	Cambridge MA GO	5.000%	2/15/23	4,105	4,358
	Cambridge MA GO	5.000%	2/15/24	4,050	4,485
	Cambridge MA GO	5.000%	2/15/25	4,090	4,704
	Cambridge MA GO	5.000%	2/15/26	3,040	3,612
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	320	329
	Commonwealth of Massachusetts GO	5.000%	7/1/22	3,255	3,359
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	22,330
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	40,222
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	11,576
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,365	7,409

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	8/1/25	7,425	8,666
[10]	Commonwealth of Massachusetts GO	5.000%	11/1/25	6,990	8,223
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	8,957
	Commonwealth of Massachusetts GO	5.000%	5/1/26	10,000	11,930
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	28,891
	Commonwealth of Massachusetts GO	5.000%	5/1/27	3,445	4,224
	Commonwealth of Massachusetts GO	5.000%	9/1/28	13,465	17,031
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	8,051
	Commonwealth of Massachusetts GO	4.000%	7/1/31	4,775	4,881
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	32,475	32,831
[2,3]	Commonwealth of Massachusetts GO TOB VRDO	0.120%	11/4/21	1,500	1,500
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	14,955	15,434
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	7,020	7,245
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	3,500	3,668
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	10,000	10,480
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/23	12,515	13,244
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	32,072
	Danvers MA GO	5.000%	7/1/26	1,165	1,400
	Danvers MA GO	5.000%	7/1/27	1,240	1,531
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,354
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	6,262
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,420	5,440
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.060%	11/3/21	9,645	9,645
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/26	1,055	1,130
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/27	9,500	11,745
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/25	4,835	5,645
	Massachusetts Clean Water Trust Water Revenue	4.000%	2/1/25	1,940	2,165
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/25	3,810	4,375
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/22	3,285	3,310
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/22	1,725	1,738
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/22	210	214
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	2,815	2,901
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	850	876
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	400	415
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	755	783
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	3,335	3,513
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	1,575	1,659
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/23	215	226
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,500	1,613
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	850	914
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,118
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	4,000
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,778
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/24	220	237
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,222
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	389
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,145
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	258
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	601
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,718
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,319
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	273
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	647
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,592
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	250	282
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	7,819
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,741
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	156
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	300	375
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	800	1,020
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,739
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	9,328
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,088
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	1/1/22	1,040	1,046
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	750	768
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,565	1,615
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,485	3,594
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,780	1,836

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	695	716
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,800	1,856
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	515
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	240	247
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,165	1,202
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/22	1,005	1,032
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	185	193
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	700	731
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.700%	1/1/23	1,080	1,125
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	800	808
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,800	3,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	6,000	6,461
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,605	2,805
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	821
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	2,895	2,989
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	250	266
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	2,955
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	239
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	599
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	840	859
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,438
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	648
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	779
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,120
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,661
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	286
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,242
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	293
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	566
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,220
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	903
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,818
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,610
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,687
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	785
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	250	283
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	540
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	331
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	760
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,055	1,245
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,480
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	6,844
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,940	2,294
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,548
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	10,000	11,958
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	250	258
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	370
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	717
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,564
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	598
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	330	399
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	11,539
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	395
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	642
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,848
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,145	1,353
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	575	719
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	5,000	5,514
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,578
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.470%	1/27/22	5,000	5,000
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	12,500	12,500
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	500	552
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	2,131
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	695

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,475	2,481
[2,3]	Massachusetts GO TOB VRDO	0.050%	11/4/21	4,300	4,300
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	560	584
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,725
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.040%	11/4/21	3,735	3,735
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	23,600	23,600
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	12/1/21	1,695	1,696
[14]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,925	1,930
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	270	302
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	270	308
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	319
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	330
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	179
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	181
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	366
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	370
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	187
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	195
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	2,630	2,752
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	1,430	1,499
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	1,170	1,213
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,245	1,332
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	3,100	3,433
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	829
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,698
[5]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.380%	12/1/21	2,000	2,000
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	800	800
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	5,300	5,300
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,500	1,548
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,115	1,157
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,150	1,193
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,405	5,610
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	15,280	15,859
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	8,535	8,603
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,735	8,168
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	8,073
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	38,025	40,084
[3]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	0.060%	11/3/21	27,600	27,600
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/25	1,460	1,703
	Massachusetts Water Resources Authority Water Revenue VRDO	0.070%	11/3/21	9,300	9,300
	Sharon MA GO	5.000%	2/15/23	615	653
	Sharon MA GO	5.000%	2/15/24	875	969
	Sharon MA GO	5.000%	2/15/25	770	885
	Sharon MA GO	5.000%	2/15/26	865	1,027
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/27	11,000	13,688
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/28	7,000	8,926
	Waltham MA GO	5.000%	5/1/22	1,295	1,326
					825,569
Michigan (2.1%)
[2,3]	Adams County CO Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	1,635	1,635
[15]	Allen Park Public School District GO	5.000%	11/1/26	335	394
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,446
	Ann Arbor School District GO	3.000%	5/1/26	2,230	2,445
[15]	Brighton MI Area School District GO	5.000%	5/1/24	160	178
[15]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,732
[15]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	5,163
[15]	Brighton MI Area School District GO	5.000%	5/1/27	2,600	3,182
[15]	Byron Center Public Schools GO	5.000%	5/1/23	100	107
[15]	Byron Center Public Schools GO	5.000%	5/1/24	120	134
[15]	Byron Center Public Schools GO	5.000%	5/1/25	100	115
[15]	Byron Center Public Schools GO	5.000%	5/1/26	110	131
[15]	Byron Center Public Schools GO	5.000%	5/1/27	200	244
[15]	Chippewa Valley Schools GO	5.000%	5/1/22	450	461
[15]	Chippewa Valley Schools GO	5.000%	5/1/23	3,095	3,312
[15]	Chippewa Valley Schools GO	5.000%	5/1/23	575	615
[15]	Coopersville Area Public Schools GO	5.000%	5/1/22	1,925	1,970
[15]	Detroit City School District GO	5.000%	5/1/23	2,115	2,164
[15]	Detroit City School District GO	5.000%	5/1/25	11,440	11,709

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Detroit City School District GO	5.000%	5/1/26	8,155	8,346
[6,15]	Detroit City School District GO	5.250%	5/1/27	8,025	9,914
[6]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,228
[6]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	584
[6]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	483
[6]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,336
[6]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,110
[2,3,6,15]	Detroit MI City School District GO TOB VRDO	0.180%	11/4/21	3,775	3,775
	Detroit MI GO	5.000%	4/1/22	250	254
	Detroit MI GO	5.000%	4/1/23	315	332
	Detroit MI GO	5.000%	4/1/24	300	327
[9]	Detroit MI Sewage Disposal System Sewer Revenue	5.500%	7/1/22	1,500	1,550
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	743
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	796
[15]	East Lansing School District GO	5.000%	5/1/22	2,110	2,161
[15]	East Lansing School District GO	4.000%	5/1/23	390	412
[15]	East Lansing School District GO	4.000%	5/1/24	900	982
[15]	East Lansing School District GO	4.000%	5/1/26	530	609
[4]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	2,024
[4]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,840
[2,3,4]	Eastern Michigan University College & University Revenue VRDO	0.090%	11/4/21	31,100	31,100
	Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	4,756
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	898
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,718
	Forest Hills MI Public Schools GO	4.000%	5/1/24	900	982
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	645
	Forest Hills MI Public Schools GO	4.000%	5/1/26	675	774
	Forest Hills MI Public Schools GO	4.000%	5/1/27	625	731
	Forest Hills MI Public Schools GO	4.000%	5/1/28	500	594
[15]	Fremont Public Schools GO	5.000%	5/1/23	430	460
[15]	Fremont Public Schools GO	5.000%	5/1/24	470	523
[15]	Fremont Public Schools GO	5.000%	5/1/25	730	841
[15]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	917
[15]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,981
[6]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,892
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	510	523
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	425	458
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	785
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	625	725
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	656
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	1,101
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	907
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,120
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,930
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,520	2,920
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	1,890	1,950
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,845	5,223
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,365	4,704
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	3,035	3,390
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	4,042
[15]	Holt Public Schools GO	5.000%	5/1/22	275	281
[15]	Holt Public Schools GO	5.000%	5/1/23	460	492
[15]	Holt Public Schools GO	5.000%	5/1/24	500	553
[15]	Holt Public Schools GO	5.000%	5/1/25	710	813
[15]	Holt Public Schools GO	5.000%	5/1/26	900	1,060
[15]	Hudsonville Public Schools GO	5.000%	5/1/22	260	266
[15]	Hudsonville Public Schools GO	5.000%	5/1/23	300	321
[15]	Hudsonville Public Schools GO	5.000%	5/1/25	340	393
[15]	Hudsonville Public Schools GO	5.000%	5/1/27	1,100	1,344
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	789
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,628
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,350
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,400
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,478
	Kalamazoo County MI GO	3.000%	5/1/24	845	901
	Kalamazoo County MI GO	3.000%	5/1/25	875	950
	Kalamazoo County MI GO	3.000%	5/1/26	900	991
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	2,065
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	2,144

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	375
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	560	574
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	630	675
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	545	608
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/22	5	5
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/23	5	5
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/24	5	6
	Kalamazoo Public Schools GO	4.000%	5/1/26	685	782
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	700	732
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	272
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	563
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	2,385	2,481
[15]	Lake Orion Community School District GO	5.000%	5/1/24	525	585
[15]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,621
[3,15]	L'Anse Creuse Public Schools GO VRDO	0.060%	11/4/21	8,815	8,815
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/22	340	351
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/23	340	366
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/24	375	421
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	435
[15]	Lansing School District GO	4.000%	5/1/22	340	346
[15]	Lansing School District GO	5.000%	5/1/23	435	465
[15]	Lansing School District GO	5.000%	5/1/24	350	389
[15]	Lansing School District GO	5.000%	5/1/25	435	502
[15]	Lansing School District GO	5.000%	5/1/26	425	505
[6,15]	Lincoln Consolidated School District GO	5.000%	5/1/23	1,705	1,823
	Macomb Interceptor Drain Drainage District	5.000%	5/1/24	1,510	1,682
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,229
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,365	1,623
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/22	2,335	2,405
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/23	1,300	1,395
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	601
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	2,190	2,329
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	25,687
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,970	7,092
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	117
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	258
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	564
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,600	1,603
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,875	1,878
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	5,000	5,020
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,850	1,857
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	590	602
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	1,045	1,071
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,590
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,920	3,062
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,170	2,276
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,780	6,081
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,506
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,712
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,319
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,373
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	568
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	3,202
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	583
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,528
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,438
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	587
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	5,004
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	707
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	2,140
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	5,367
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,265	4,785
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,691
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,871
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,700	19,407
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	20,561
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	22,715	25,516
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	5,000	4,967
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	6,620	6,588

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.480%	0.530%	2/1/22	2,500	2,500
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.900%	12/1/24	16,500	16,726
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	12/1/25	5,500	5,611
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	1,000	1,028
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/21	1,020	1,024
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/22	395	396
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,290	1,346
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	12,685	12,931
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	675	705
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	145	152
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	10,350	11,026
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	758
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	200	218
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	930
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	440	499
[15]	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,518
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,206
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	305	357
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	500	602
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	500	616
	Michigan Finance Authority Lease Revenue	5.000%	11/1/28	800	1,008
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	2,000	2,062
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	545	556
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	755	840
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,160	1,374
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,242
[2,3]	Michigan Finance Authority Trinity Health Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	8,800	8,800
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/22	1,500	1,547
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/27	5,020	6,217
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/28	200	254
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	748
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,325	1,476
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/26	4,000	4,767
	Michigan State Building Authority Appropriations Revenue (Multi-Modal Facilities Program) VRDO	0.090%	11/1/21	3,500	3,500
[2,3]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	0.120%	11/4/21	3,350	3,350
[2,3]	Michigan State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	2,000	2,000
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,004
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,052
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,489
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	2,023
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	5,060
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,813
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,826
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	4,169
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	16,610	17,084
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	11,755	12,447
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	8,194
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,280	1,281
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	580	579
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	4,105	4,336
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	6,565	6,965
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	15,505	17,028
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	11,620	12,636
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	22,380	23,992
	Michigan State University College & University Revenue	5.000%	2/15/24	330	365
	Michigan State University College & University Revenue	5.000%	8/15/24	445	502
	Michigan State University College & University Revenue	5.000%	2/15/25	430	494
	Michigan State University College & University Revenue	5.000%	8/15/25	500	583
	Michigan State University College & University Revenue	5.000%	2/15/26	450	533
	Michigan State University College & University Revenue	5.000%	8/15/26	500	602
	Michigan State University College & University Revenue	5.000%	8/15/26	3,250	3,910
	Michigan State University College & University Revenue	5.000%	8/15/27	200	247
	Michigan State University College & University Revenue	5.000%	8/15/27	5,120	6,313
	Michigan State University College & University Revenue	5.000%	2/15/28	145	181
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/22	1,460	1,465
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,506

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	821
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/25	150	177
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/26	200	243
[15]	Milan Area Schools GO	5.000%	5/1/22	500	512
[15]	Milan Area Schools GO	5.000%	5/1/23	585	625
[15]	Milan Area Schools GO	5.000%	5/1/25	1,575	1,804
[15]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,370
[15]	Muskegon Public Schools MI GO	5.000%	5/1/23	210	225
[15]	Muskegon Public Schools MI GO	5.000%	5/1/24	215	239
[15]	Muskegon Public Schools MI GO	5.000%	5/1/25	470	541
[15]	Muskegon Public Schools MI GO	5.000%	5/1/26	535	634
[15]	Muskegon Public Schools MI GO	5.000%	5/1/27	235	286
[15]	Muskegon Public Schools MI GO	5.000%	5/1/28	245	305
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	706
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,164
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,657
[15]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,281
	Northville Public Schools GO	4.000%	5/1/22	240	245
	Northville Public Schools GO	4.000%	5/1/23	350	369
	Northville Public Schools GO	5.000%	5/1/24	300	334
	Northville Public Schools GO	5.000%	5/1/25	350	403
	Northville Public Schools GO	5.000%	5/1/26	410	487
	Oakland University College & University Revenue	5.000%	3/1/22	1,285	1,305
	Oakland University College & University Revenue	5.000%	3/1/23	495	526
[3]	Oakland University College & University Revenue VRDO	0.060%	11/3/21	18,035	18,035
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,430	2,530
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,740	2,906
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,943
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,946
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,629
	Portage Public Schools GO	5.000%	5/1/22	1,790	1,833
	Portage Public Schools GO	5.000%	11/1/22	1,470	1,540
	Rochester Community School District GO	5.000%	5/1/22	1,650	1,690
	Rochester Community School District GO	5.000%	5/1/23	1,225	1,312
[15]	Romeo Community School District GO	5.000%	5/1/23	1,000	1,070
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	215
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	474
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	835
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,184
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,212
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/23	725	776
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	1,011
[6]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	5,665	5,665
[6]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	10,300	10,300
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	10,000	10,732
[5]	University of Michigan College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.320%	4/1/22	12,055	12,056
[2,3]	University of Michigan College & University Revenue TOB VRDO	0.080%	11/4/21	8,000	8,000
[15]	Walled Lake Consolidated School District GO	5.000%	5/1/22	3,135	3,209
[15]	Walled Lake Consolidated School District GO	4.000%	5/1/26	300	344
[15]	Walled Lake Consolidated School District GO	4.000%	5/1/27	415	484
[4]	Warren Consolidated Schools GO	5.000%	5/1/23	2,935	3,139
	Washtenaw County Intermediate School District GO	5.000%	5/1/26	3,360	3,979
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	5,286
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	700	703
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	4,900	4,919
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	515	541
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	2,235	2,351
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,464
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	855	936
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	2,921
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	568
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,152
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	882
	Wayne State University College & University Revenue	5.000%	11/15/26	1,505	1,811
[15]	Wayne-Westland Community Schools GO	4.000%	11/1/21	785	785
[15]	Wayne-Westland Community Schools GO	5.000%	11/1/22	290	304
	Western Michigan University College & University Revenue	5.000%	11/15/21	1,055	1,057
[6]	Western Michigan University College & University Revenue	5.000%	11/15/23	135	148
[6]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	227

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	217
[6]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	234
[6]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	283
[6]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	632
[6]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	185
[6]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	586
[6]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	189
[6]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	504
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/22	1,730	1,771
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/23	1,615	1,728
					806,813
Minnesota (0.9%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	539
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/23	350	368
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/24	300	326
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	370	383
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	364
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	459
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	376
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	439
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	594
[8]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	301
	Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	438
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	425
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	2,000	2,264
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	465
	Forest Lake Independent School District No. 831 GO	5.000%	2/1/26	1,410	1,663
	Hennepin County MN GO VRDO	0.050%	11/4/21	11,250	11,250
	Hennepin County MN Sales Tax Revenue (Ballpark Project)	5.000%	12/15/25	1,380	1,625
	Litchfield Independent School District No. 465 GO	4.000%	2/1/26	1,455	1,654
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,110	1,184
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,380
	Metropolitan Council GAN GO	5.000%	12/1/27	16,445	20,431
	Metropolitan Council GO	5.000%	9/1/22	125	130
	Metropolitan Council GO	5.000%	3/1/25	6,200	7,130
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,588
	Metropolitan Council GO	5.000%	9/1/25	6,370	6,617
	Metropolitan Council GO	5.000%	12/1/25	2,530	2,981
	Minneapolis MN GO	5.000%	12/1/21	2,485	2,495
	Minneapolis MN GO	4.000%	12/1/22	1,150	1,197
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	550	551
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	200	210
[3]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	34,600	34,600
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	600	601
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	660	693
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,675
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	930
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,194
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,896
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,293
	Minneapolis Special School District No. 1 COP	5.000%	2/1/27	100	122
	Minneapolis Special School District No. 1 GO	5.000%	2/1/28	2,460	3,062
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	1,090	1,099
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	250	252
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	5,485	5,790
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	305	322
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	7,495	8,233
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	225	247
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,045	1,191
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,295	1,522
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,245	1,505
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,527
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,277
	Minnesota Appropriations Revenue	5.000%	3/1/28	2,880	2,926
	Minnesota GO	5.000%	8/1/23	1,025	1,111
	Minnesota GO	5.000%	8/1/23	5,295	5,738
	Minnesota GO	5.000%	8/1/24	3,290	3,708
	Minnesota GO	5.000%	8/1/24	2,620	2,953
	Minnesota GO	5.000%	8/1/24	19,660	22,159

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota GO	5.000%	8/1/24	10,300	11,609
	Minnesota GO	4.000%	10/1/24	14,225	15,225
	Minnesota GO	5.000%	8/1/25	14,710	17,163
	Minnesota GO	5.000%	8/1/25	11,295	13,178
	Minnesota GO	5.000%	8/1/25	1,995	2,328
	Minnesota GO	5.000%	8/1/26	4,345	4,888
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	4/1/22	495	502
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	275
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	290
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	358
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,707
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,278
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	585
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	2,095	2,483
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,075	3,288
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	3,810	4,107
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	8,435	9,285
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	4,720	5,118
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,800	6,211
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	10,135	10,135
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	587	591
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,150	1,212
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,744
	Sartell MN GO	5.000%	2/1/23	135	143
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	2,745	3,134
	Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,580	1,636
	South Washington County Independent School District No. 833 GO	4.000%	2/1/31	2,750	3,094
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,975	3,044
	St. Paul Independent School District No. 625 GO	5.000%	2/1/25	470	538
	St. Paul Independent School District No. 625 GO	5.000%	2/1/26	870	1,028
	St. Paul Independent School District No. 625 GO	5.000%	2/1/27	1,075	1,306
	St. Paul Independent School District No. 625 GO	5.000%	2/1/28	550	683
	St. Paul Independent School District No. 625 GO	5.000%	2/1/29	1,185	1,504
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	520	521
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	675	707
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	854
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	902
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	784
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	2,131
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	4,420	5,093
	University of Minnesota College & University Revenue	5.000%	8/1/22	1,610	1,668
	University of Minnesota College & University Revenue	5.000%	12/1/25	7,365	8,688
	University of Minnesota College & University Revenue	5.000%	10/1/26	3,250	3,925
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,849
					338,245
Mississippi (0.7%)
	DeSoto County MS GO	5.000%	11/1/22	1,035	1,084
	DeSoto County MS GO	5.000%	11/1/23	645	705
	DeSoto County MS GO	5.000%	11/1/24	685	779
	DeSoto County MS GO	5.000%	11/1/25	1,435	1,683
	DeSoto County MS GO	5.000%	11/1/26	1,510	1,823
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,015	2,070
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,560	1,665
	Harrison County School District GO	4.000%	6/1/24	1,250	1,362
	Harrison County School District GO	4.000%	6/1/25	2,175	2,429
	Mission Economic Development Corp. Industrial Revenue VRDO	0.060%	11/3/21	23,960	23,960
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	11/1/21	40,550	40,550
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	11/1/21	37,795	37,795
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	11/1/21	3,910	3,910
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	14,850	14,850
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	4,065	4,065
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	3,280	3,280
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.050%	11/3/21	18,295	18,295
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	11/3/21	22,400	22,400
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,596
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	200	207
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	215	229
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	220	240
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	367

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	481
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	1,028
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	1,097
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,164
	Mississippi Development Bank Intergovernmental Agreement Revenue	4.000%	9/1/22	200	206
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/23	285	309
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,533
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/24	355	400
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/25	255	296
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/26	225	268
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/27	400	487
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/28	315	391
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/22	1,710	1,743
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,266
	Mississippi Development Bank Miscellaneous Taxes Revenue	5.000%	10/15/26	450	538
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/23	2,040	2,153
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/24	4,200	4,616
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/25	5,870	6,697
	Mississippi GO, Prere.	5.000%	11/1/22	18,500	19,386
	Mississippi GO, Prere.	5.000%	11/1/22	5,000	5,239
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/22	1,250	1,314
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/23	665	729
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	655	732
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	791
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	857
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	897
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	946
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	500	539
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,772
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	793
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	702
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	842
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/22	550	554
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/24	430	470
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,760
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,445
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,860	8,030
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/22	1,620	1,690
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,141
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,414
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,085	1,262
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,500	1,744
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/22	220	228
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	648
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	811
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/24	500	563
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,385	7,704
[6]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/23	275	290
[6]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/24	400	440
[6]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/25	525	599
					284,349
Missouri (1.1%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,370	1,410
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,632
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	579
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/22	350	355
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/23	750	771
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/24	2,345	2,428
	Brentwood MO COP	4.000%	10/1/24	225	247
	Brentwood MO COP	4.000%	10/1/25	210	236
	Brentwood MO COP	4.000%	10/1/26	215	244
	Brentwood MO COP	4.000%	10/1/27	270	305
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	600	608
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	785	807
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	585	591
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,675	1,768

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	435	459
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,904
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	656
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,638
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	485
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,333
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	4,287
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	4,376
[8]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,709
	Franklin County MO COP	3.000%	11/1/21	200	200
	Franklin County MO COP	3.000%	4/1/22	450	455
	Franklin County MO COP	3.000%	11/1/22	205	210
	Franklin County MO COP	3.000%	4/1/23	925	958
	Franklin County MO COP	3.000%	11/1/23	430	451
	Franklin County MO COP	3.000%	4/1/24	475	502
	Franklin County MO COP	3.000%	11/1/24	440	471
	Franklin County MO COP	4.000%	4/1/25	990	1,098
	Franklin County MO COP	4.000%	11/1/25	455	511
	Franklin County MO COP	4.000%	4/1/26	1,035	1,171
	Franklin County MO COP	4.000%	11/1/26	475	544
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	301
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	255	313
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	814
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/22	4,265	4,469
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,346
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,816
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,500	1,520
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,420	1,505
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	5,052
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,109
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,330	1,387
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,410	1,471
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/23	400	426
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/25	415	476
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/27	2,110	2,546
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/28	2,215	2,728
	Ladue School District GO	3.000%	3/1/28	4,000	4,413
	Ladue School District GO	3.000%	3/1/29	2,950	3,231
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/22	1,725	1,772
[2]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	3.500%	11/1/23	225	227
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,417
[3]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.040%	11/1/21	4,625	4,625
[2,3]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.090%	11/4/21	4,150	4,150
[2,3]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	27,955	27,955
[2,3]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	4,170	4,170
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/21	270	270
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	375	376
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,440	1,455
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,410	3,574
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	524
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,200	1,263
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	546
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	819
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	210	228
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,212
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,219
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	567
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,716
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	395	452
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	586
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,285	1,483
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	570	669
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	904
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	660
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,445	1,701
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	718
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	185

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	3,244
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,000	1,113
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	650	813
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,218
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	643
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	857
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	564
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	17,600	18,463
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	60,000	68,580
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	80,035	99,028
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	22,165	22,165
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	6,000	6,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	5,800	5,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	4,950	4,950
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/22	4,375	4,409
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/23	1,050	1,107
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	1,060	1,164
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,124
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/21	1,860	1,867
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/22	3,455	3,550
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/22	1,735	1,824
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/25	360	410
	Orchard Farm MO R-V School District COP	4.000%	4/1/27	175	200
	Orchard Farm MO R-V School District COP	4.000%	4/1/28	200	231
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	913
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	3,063
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	3,500	3,792
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	7,000	7,587
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/22	105	107
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	680	803
	St. Louis County School District No. R-7 Kirkwood GO	4.000%	2/15/28	4,695	5,561
[6]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/21	1,535	1,543
[6]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/22	1,010	1,060
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	250	258
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,667
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,788
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,693
					423,924
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	25,330	25,929
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/23	490	527
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	565
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/24	530	592
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	774
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	654
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	1,100
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	560	603
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	861
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	433
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,435	1,454
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	200	205
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	660
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,075	2,194
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	350	364
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,359
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	436
[2,3]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	2,825	2,825
	Montana State Board of Regents College & University Revenue	5.000%	11/15/27	180	223
	Montana State Board of Regents College & University Revenue	5.000%	11/15/28	200	253
					43,011
Multiple States (1.5%)
[2,5,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.260%	11/5/21	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.250%	11/1/21	31,150	31,150
[2,3]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.100%	11/4/21	112,500	112,500
[2,3]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.110%	11/4/21	14,400	14,400
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.250%	11/1/21	51,800	51,800

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	11/4/21	153,400	153,400
[2,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	11/4/21	150,400	150,400
[2,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.110%	11/4/21	17,000	17,000
[2,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.140%	11/4/21	35,500	35,500
					571,750
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 1)	5.250%	12/1/21	3,255	3,268
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	7,340
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	195	231
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	61
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	3,480	3,786
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	623
[3]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	105,920	118,604
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,025	1,105
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	990	1,110
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,178
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/26	2,230	2,662
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/27	2,015	2,462
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/28	1,515	1,893
[2,3]	Doughlas County Educational Facilities College & University Revenue TOB VRDO	0.100%	11/4/21	2,625	2,625
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	135	142
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	113
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	959
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,274
[2,5]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.550%	8/1/23	2,000	2,000
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,000	1,047
	Douglas County NE School District No. 17 GO, Prere.	4.000%	6/15/22	6,715	6,874
	Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,784
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/22	1,170	1,216
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,417
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	2,188
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	2,062
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	752
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	1,260	1,326
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	3,255	3,433
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	17,770	17,770
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/23	1,030	1,097
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,330	1,404
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	633
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	633
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,925
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	399
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	650	741
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	600	684
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/26	450	530
	Nebraska Public Power District Electric Power & Light Revenue	4.000%	1/1/27	30	30
	Nebraska Public Power District Electric Power & Light Revenue	4.000%	1/1/27	25	25
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,955
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	800	969
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	350	424
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	380	460
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,000	1,003
	Omaha NE GO	5.000%	1/15/25	375	429
	Omaha NE GO	5.000%	1/15/26	500	591
	Omaha NE Sewer Revenue	4.000%	4/1/28	1,245	1,479
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/22	4,890	4,927
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,720	2,863
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	6,031
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,704
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	2,675	3,020
	Sarpy County NE GO	5.000%	6/1/22	1,500	1,542
	Sarpy County NE GO	4.000%	6/1/27	2,250	2,579
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,390
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,008
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,700	1,769
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	1,400	1,445

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	University of Nebraska Facilities Corp. College & University Revenue TOB VRDO	0.120%	11/4/21	6,405	6,405
					245,399
Nevada (0.9%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	790	820
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	839
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,500	7,737
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	5,120
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	3,927
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,245	1,283
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,765	1,974
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,415	6,286
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	11,814
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	279
[3]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.060%	11/3/21	65,000	65,000
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,542
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/22	1,715	1,769
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/24	1,040	1,168
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/25	1,230	1,431
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/26	1,125	1,348
	Clark County NV GO	5.000%	11/1/25	815	958
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,060	3,157
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,175	1,212
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,665	24,723
[6]	Clark County School District GO	3.000%	6/15/22	375	381
[6]	Clark County School District GO	5.000%	6/15/22	3,555	3,660
	Clark County School District GO	5.000%	6/15/22	555	571
	Clark County School District GO	5.000%	6/15/22	5,530	5,690
	Clark County School District GO	5.000%	6/15/22	1,255	1,291
[6]	Clark County School District GO	3.000%	6/15/23	365	381
	Clark County School District GO	5.000%	6/15/23	7,835	8,411
[6]	Clark County School District GO	5.000%	6/15/23	3,735	4,017
[6]	Clark County School District GO	5.000%	6/15/23	3,695	3,974
	Clark County School District GO	5.000%	6/15/23	5,820	6,248
	Clark County School District GO	5.000%	6/15/23	1,760	1,850
[6]	Clark County School District GO	3.000%	6/15/24	350	374
[6]	Clark County School District GO	4.000%	6/15/24	3,625	3,887
	Clark County School District GO	5.000%	6/15/24	3,505	3,913
	Clark County School District GO	5.000%	6/15/24	8,230	9,187
[6]	Clark County School District GO	5.000%	6/15/24	7,840	8,776
[6]	Clark County School District GO	5.000%	6/15/24	3,880	4,343
	Clark County School District GO	5.000%	6/15/24	2,415	2,696
[6]	Clark County School District GO	3.000%	6/15/25	415	451
	Clark County School District GO	5.000%	6/15/25	3,900	4,504
	Clark County School District GO	5.000%	6/15/25	1,290	1,490
	Clark County School District GO	5.000%	6/15/25	8,640	9,978
[6]	Clark County School District GO	5.000%	6/15/25	8,235	9,546
[6]	Clark County School District GO	5.000%	6/15/25	8,145	9,441
	Clark County School District GO	5.000%	6/15/25	1,705	1,969
	Clark County School District GO	5.000%	6/15/25	410	473
	Clark County School District GO	5.000%	6/15/26	6,930	8,123
	Clark County School District GO	5.000%	6/15/26	9,075	10,793
[6]	Clark County School District GO	5.000%	6/15/26	8,545	10,192
[6]	Clark County School District GO	5.000%	6/15/26	8,555	10,204
[6]	Clark County School District GO	5.000%	6/15/26	760	906
	Clark County School District GO	5.000%	6/15/26	120	143
	Clark County School District GO	5.000%	6/15/26	1,995	2,373
	Clark County School District GO	5.000%	6/15/26	1,000	1,189
[6]	Clark County School District GO	5.000%	6/15/27	1,220	1,494
[6]	Clark County School District GO	5.000%	6/15/27	1,360	1,665
	Clark County School District GO	5.000%	6/15/27	1,115	1,360
	Clark County School District GO	5.000%	6/15/27	1,000	1,205
	Clark County School District GO	5.000%	6/15/29	780	909
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,406
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	1,570	1,619
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	250	258
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	1,365	1,469
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	825	888
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	770	829
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	699

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	693
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	178
[2,3]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.080%	11/4/21	5,000	5,000
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	297
	Las Vegas NV GO	5.000%	6/1/24	780	872
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/23	150	152
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/25	185	187
	Las Vegas NV Special Improvement District No. 816	2.250%	6/1/27	250	250
	Las Vegas NV Special Improvement District No. 816	2.500%	6/1/29	200	200
	Las Vegas Valley Water District GO	5.000%	6/1/22	250	257
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	617
	Las Vegas Valley Water District GO	5.000%	2/1/24	500	552
	Las Vegas Valley Water District GO	5.000%	6/1/25	800	927
	Las Vegas Valley Water District GO	5.000%	6/1/25	475	551
	Las Vegas Valley Water District GO	5.000%	6/1/27	165	202
[2,3]	Michigan State Hospital Finance Authority Revenue GO TOB VRDO	0.080%	11/4/21	2,500	2,500
	Nevada GO	5.000%	8/1/25	2,315	2,699
	Nevada GO	5.000%	8/1/26	2,315	2,782
	Nevada System of Higher Education College & University Revenue	5.000%	7/1/28	550	688
	North Las Vegas NV	3.500%	6/1/22	150	152
	North Las Vegas NV	3.500%	6/1/23	125	129
	North Las Vegas NV	3.500%	6/1/24	120	125
	North Las Vegas NV	3.750%	6/1/25	145	155
	North Las Vegas NV	3.750%	6/1/26	180	194
[6]	North Las Vegas NV GO	5.000%	6/1/24	2,810	3,141
[6]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,415
[6]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,688
[6]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	575
[6]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	592
[6]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	850
[6]	Reno NV Sales Tax Revenue	5.000%	6/1/22	335	343
	Reno NV Sales Tax Revenue	5.000%	6/1/23	455	482
[6]	Reno NV Sales Tax Revenue	5.000%	6/1/23	355	377
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	273
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	545
	Warren County OH Electric Power & Light Revenue PUT	3.000%	6/1/22	9,890	10,042
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/24	300	331
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	401
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/26	865	1,023
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	375	455
					360,505
New Hampshire (0.1%)
	Manchester NH General Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	6,820	6,873
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,480	5,682
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	270	297
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	250	279
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	290	323
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	300	333
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.030%	11/1/21	11,590	11,590
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.040%	11/1/21	4,530	4,530
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.040%	11/1/21	3,200	3,200
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, ETM	5.000%	1/1/24	1,015	1,116
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	565	583
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,070	2,140
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	925	965
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	431
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,514
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,820
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	2,130
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	2,000
					46,806
New Jersey (4.6%)
	Atlantic City NJ GO	5.000%	11/1/21	3,020	3,020
	Atlantic City NJ GO	5.000%	12/1/21	2,405	2,409
[4]	Atlantic City NJ GO	5.000%	3/1/23	600	635
[6]	Atlantic City NJ GO	5.000%	3/1/23	1,250	1,324
	Atlantic City NJ GO	5.000%	12/1/23	370	385
[4]	Atlantic City NJ GO	5.000%	3/1/24	300	330

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,430
[4]	Atlantic City NJ GO	5.000%	3/1/25	800	911
[6]	Atlantic City NJ GO	5.000%	3/1/25	750	854
[6]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,307
[4]	Atlantic County NJ GO	3.000%	10/1/22	810	830
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,000	4,085
	Bergen County NJ BAN GO	2.000%	11/10/21	15,000	15,006
	Bergen County NJ GO	2.000%	6/1/24	460	479
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,767
	Bergen County NJ GO	2.000%	6/1/25	460	484
	Bergen County NJ GO	3.000%	12/1/25	3,865	4,239
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,348
	Bergen County NJ Washington Township BAN GO	1.000%	7/29/22	6,231	6,266
[6]	Buena Regional School District GO	2.000%	6/1/26	1,050	1,096
[6]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,433
[6]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,452
[6]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,462
	Burlington County Bridge Commission Lease (Non- Terminable) Revenue	2.000%	11/10/22	10,700	10,893
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/24	450	489
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	550	615
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/26	975	1,158
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/27	615	750
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/28	410	511
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	2.000%	11/11/21	12,500	12,507
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/22	1,120	1,176
[4]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/27	2,600	3,174
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/22	2,295	2,324
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	4,067
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,185
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,055	1,151
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	537
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	628
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,010	1,190
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	606
	Camden County NJ BAN GO	2.000%	10/17/22	3,485	3,543
	Carteret Borough NJ BAN GO	1.250%	6/3/22	14,600	14,683
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/22	2,885	2,994
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/23	535	574
	Cedar Grove Township NJ BAN GO	1.250%	7/12/22	10,943	11,022
	Cranford Township NJ BAN GO	1.000%	6/24/22	4,850	4,875
	Dover NJ BAN GO	1.250%	5/26/22	5,170	5,198
[6]	East Orange NJ GO	4.000%	9/15/26	525	602
	Edison Township NJ GO	0.300%	1/13/22	46,580	46,589
[3]	Essex County Improvement Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	7,000	7,000
[3]	Essex County Improvement Authority Recreational Revenue VRDO	0.060%	11/4/21	7,415	7,415
	Evesham Township NJ BAN GO	1.000%	9/22/22	2,500	2,516
	Freehold Borough NJ BAN GO	1.000%	8/4/22	5,600	5,627
	Freehold Township NJ BAN GO	1.000%	10/27/22	7,070	7,122
[4]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,147
[4]	Glassboro Board of Education GO	3.000%	7/15/23	50	52
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/22	1,225	1,263
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,160	1,160
[6]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,418
[6]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	2,147
[6]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,580	4,312
	Gloucester Township NJ BAN GO	1.000%	8/2/22	3,950	3,971
	Hoboken NJ BAN GO	1.000%	3/1/22	13,500	13,536
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	960
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,050	1,293
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,260
	Hudson County NJ GO	3.000%	11/15/23	3,495	3,683
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,797
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,416

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson County NJ GO	3.000%	11/15/26	3,960	4,401
	Hudson County NJ GO	3.000%	11/15/27	4,530	5,087
	Hudson County NJ GO	3.000%	11/15/28	9,000	10,210
[2,3]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	6,975	6,975
	Jersey City NJ BAN GO	1.500%	6/16/22	17,700	17,845
	Leonia NJ BAN GO	1.000%	8/19/22	3,697	3,718
	Linden NJ BAN GO	1.000%	8/25/22	3,500	3,520
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,340
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,309
	Mendham NJ BAN GO	1.250%	5/5/22	3,500	3,518
	Mercer County NJ Lawrence Township BAN GO	1.000%	6/10/22	4,788	4,810
	Middlesex County NJ Monroe Township GO	4.000%	1/15/22	480	484
	Middlesex County NJ Monroe Township GO	4.000%	1/15/23	765	799
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	837
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	867
	Middlesex County NJ Monroe Township GO	4.000%	5/1/25	300	335
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	608
	Middlesex County NJ Monroe Township GO	4.000%	1/15/27	1,070	1,241
	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	501
[8]	Monmouth County NJ BAN GO	4.000%	11/17/22	4,400	4,567
	Morris County NJ GO	3.000%	2/1/25	1,495	1,618
	Morris County NJ GO	3.000%	2/1/26	3,405	3,740
	Morris County NJ GO	3.000%	2/1/27	3,160	3,510
	Mount Laurel Township NJ BAN GO	1.000%	2/18/22	4,835	4,846
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/22	700	726
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/23	725	783
[4]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	507
[4]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	523
[4]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,497
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/22	115	118
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	160	172
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	5,000	5,030
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	830	843
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	65,370	67,267
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,055	3,144
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	10,000	10,290
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	90	93
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,400	4,508
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	7,750	8,320
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	6,395	6,865
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	16,000	17,177
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	115	123
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	7,000	7,529
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,790	1,897
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,770	1,975
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	140	156
[4]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,884
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,790	2,012
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	13,575	14,384
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	392
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	235	271
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	17,723
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	2,650	2,807
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,550	6,218
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	13,785	15,843
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	555	659
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	18,302
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	5,555	5,882
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	300
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	497
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,366
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	618
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/29	170	180
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	500	555
[6]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/22	2,000	2,033
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/23	2,800	3,002
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,260
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,273
[2]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/22	7,775	8,080

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	12,000	13,048
[2]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	13,548
[2]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	25,500	29,759
[2]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	4,500	5,410
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,315	1,336
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	1,880	1,953
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,540	2,923
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	385	391
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	1,000	1,000
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	870	910
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	4,000	4,294
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,500	1,635
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,465
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,000	5,659
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,882
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	595	669
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	180	216
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	3,287
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	9,453
[2,3]	New Jersey Economic Development Authority Lease Revenue TOB VRDO	0.080%	11/4/21	7,500	7,500
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	500	512
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,196
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	2,057
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,127
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	2,540	2,579
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	1,300	1,319
	New Jersey Economic Development Authority Revenue (St. Police Barracks Project)	5.000%	6/15/23	200	215
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	465	499
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	5,491
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,000	4,451
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,075	3,319
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,955	4,268
[6]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,090	1,221
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	279
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,943
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,440
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	2,067
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	531
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	115
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	3,406
[6]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,633
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,967
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	810
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	220	261
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	694
[6]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,000	1,218
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	637
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	589
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,355
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.060%	11/3/21	4,220	4,220
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.060%	11/3/21	15,200	15,200
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/22	730	753
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	1,000	1,079
	New Jersey GO	5.250%	8/1/22	510	528
	New Jersey GO	4.000%	6/1/23	19,680	20,775
	New Jersey GO	5.000%	6/1/24	15,000	16,708
	New Jersey GO	5.000%	6/1/25	15,000	17,268
	New Jersey GO	5.000%	6/1/26	21,710	25,705
	New Jersey GO	5.000%	6/1/27	33,745	40,890
	New Jersey GO	2.000%	6/1/28	17,990	18,744
	New Jersey GO	5.000%	6/1/28	26,650	32,939
	New Jersey GO	4.000%	6/1/30	1,420	1,496
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,565
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,813
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	3,054
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,215	2,281

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	300	309
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,270	1,310
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,500	1,548
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	723
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	3,000	3,221
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	1,023
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	240	258
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,767
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,158
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,353
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	335
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,157
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,802
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	150	155
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,234
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	289
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,210
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,463
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,752
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,855
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	3,088
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,603
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	5,251
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,080
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,963
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	615	674
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,178
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	600	649
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	587
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	17,375
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	11,590	13,807
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/4/21	12,480	12,480
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	15,000	15,000
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	10,255	10,255
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	8,540	8,540
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,095	4,225
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,900	1,960
[6]	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	3.500%	9/15/31	525	543
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,671
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	3,117
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,767
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	4,171
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	5,795	6,005
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/21	2,425	2,425
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,679
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,128
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	14,150	15,745
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	11,955	13,091
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,634
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,000	3,007
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,376
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	6,030
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,560	12,983
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,698
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	787
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	818
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	1,000	1,153
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,797
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,560
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,469
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	4,000	4,852
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	9,000	10,652
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	6,500	8,040
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	11,685	14,078
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	970	976
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	9,335	9,607
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	10,050	10,342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,750	3,956

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,465	5,765
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,125	1,188
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,175	4,419
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	10,585	11,369
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	9,000	9,666
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,675	1,837
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	265
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,576
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	8,108
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	6,097
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	5,420
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	500	475
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	415	394
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	4,420	4,218
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	16,390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,916
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	1,995	1,864
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,415	9,684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	15,940
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	25,900	30,634
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,275	8,558
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	150	176
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,640	1,456
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,805	1,592
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,890	2,974
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	84
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	1,110	1,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	190	213
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	350	360
[9]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,343
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	7,845	7,892
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	2,500	2,516
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	1,135	1,197
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	22,000	23,270
[6]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,755
[10,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	245
[10,13]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	335
[10,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	855	809
[11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	895	827
[10,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	1,120
[2,3]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.080%	11/4/21	11,950	11,950
[2,3,4]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.080%	11/5/21	6,720	6,720
[2,3]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	0.080%	11/5/21	19,335	19,335
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,910
[10]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,335	1,543
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	14,060	16,585
[2,3,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.110%	11/4/21	3,250	3,250
[2,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.150%	11/4/21	12,000	12,000
[2,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.150%	11/4/21	4,000	4,000
[2,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.170%	11/4/21	6,665	6,665
[5]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.538%	1/1/22	3,495	3,496
[5]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.538%	1/1/22	4,530	4,532
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,550	1,636
	Newark Board of Education GO	5.000%	7/15/22	75	78
	Newark Board of Education GO	5.000%	7/15/23	150	162
	Newark Board of Education GO	5.000%	7/15/24	250	280
[4]	Newark Board of Education GO	5.000%	7/15/25	125	145
[4]	Newark Board of Education GO	5.000%	7/15/26	150	179
[4]	Newark Board of Education GO	5.000%	7/15/27	375	457
[4]	Newark Board of Education GO	5.000%	7/15/28	350	436
	Newark NJ GO	5.000%	10/1/22	850	883
	Newark NJ GO	5.000%	10/1/22	580	603
[6]	Newark NJ GO	5.000%	10/1/23	1,000	1,083
[6]	Newark NJ GO	5.000%	10/1/23	275	298
[6]	Newark NJ GO	5.000%	10/1/24	1,000	1,120
[6]	Newark NJ GO	5.000%	10/1/24	325	364
[6]	Newark NJ GO	5.000%	10/1/25	1,000	1,154
[6]	Newark NJ GO	5.000%	10/1/25	300	346

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Newark NJ GO	5.000%	10/1/26	1,750	2,073
[6]	Newark NJ GO	5.000%	10/1/27	1,000	1,211
[6]	Newark NJ GO	5.000%	10/1/28	2,000	2,467
[9]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,667
	Ocean City NJ GO	4.000%	9/15/26	2,855	3,307
	Paramus Borough NJ GO	1.000%	4/29/22	10,000	10,037
[8]	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,700	17,834
	Passaic County NJ GO	1.250%	11/1/22	700	707
[4,8]	Perth Amboy NJ GO	5.000%	3/15/23	300	317
[4,8]	Perth Amboy NJ GO	5.000%	3/15/24	250	275
[4,8]	Perth Amboy NJ GO	5.000%	3/15/25	250	285
[4,8]	Perth Amboy NJ GO	5.000%	3/15/26	250	293
[4]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,658
[4,8]	Perth Amboy NJ GO	5.000%	3/15/27	1,930	2,322
[4]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,672
[4,8]	Perth Amboy NJ GO	5.000%	3/15/28	555	682
[4]	Perth Amboy NJ GO	4.000%	3/15/29	1,215	1,441
[4,8]	Perth Amboy NJ GO	5.000%	3/15/29	1,500	1,878
[4]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,509
	Princeton NJ GO	2.000%	8/15/24	1,490	1,556
	Rahway NJ BAN GO	1.000%	7/28/22	8,680	8,728
	Readington Township NJ BAN GO	1.000%	4/28/22	7,175	7,203
	Scotch Plains Township NJ BAN GO	1.500%	12/3/21	4,320	4,324
	Secaucus NJ BAN GO	1.000%	8/5/22	14,380	14,461
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/21	850	850
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	5,200	5,441
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	895	937
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	1,020
[6]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	550
[6]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	620
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	451
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	298
[6]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,311
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	1,111
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,500	4,715
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,400	3,562
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,095
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,500	3,590
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,025	3,232
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	9,189
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	11,140	12,750
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,500	1,765
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	6,605	6,700
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,879
[6]	Trenton NJ GO	4.000%	7/15/22	2,080	2,134
[6]	Trenton NJ GO	4.000%	7/15/23	1,555	1,652
[6]	Trenton NJ GO	5.000%	8/1/23	705	762
[6]	Trenton NJ GO	5.000%	8/1/24	695	781
[6]	Trenton NJ GO	5.000%	8/1/25	1,650	1,917
[6]	Trenton NJ GO	2.000%	7/15/26	2,135	2,244
[6]	Trenton NJ GO	2.000%	7/15/27	1,080	1,137
[6]	Trenton NJ GO	2.000%	7/15/28	1,090	1,148
[6]	Union City NJ GO	2.250%	8/1/26	500	522
	Union County NJ GO	5.000%	2/15/22	6,275	6,362
	Union Township Board of Education GO	5.000%	1/1/23	555	585
	Union Township Board of Education GO	5.000%	1/1/24	555	609
	Union Township Board of Education GO	5.000%	1/1/25	550	626
	Union Township Board of Education GO	5.000%	1/1/26	525	616
	Union Township Board of Education GO	5.000%	1/1/27	1,045	1,259
	Union Township Board of Education GO	5.000%	1/1/28	1,035	1,275
	Union Township Board of Education GO	5.000%	1/1/29	1,010	1,270
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,300
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,510
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,560
	Verona Township NJ BAN GO	1.000%	10/28/22	5,300	5,336
[6]	Vineland NJ GO	3.000%	10/1/27	1,225	1,355
[6]	Vineland NJ GO	3.000%	10/1/28	585	641
	Wallington NJ BAN GO	1.000%	4/29/22	4,112	4,127
	Woodbridge Township NJ BAN GO	1.000%	10/14/22	15,500	15,608

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Woolwich Township NJ BAN GO	1.500%	6/1/22	11,100	11,183
					1,804,331
New Mexico (0.9%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	225	233
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	925	958
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	162
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,245
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	141
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	500	563
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	235	274
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	150
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	400	490
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/28	375	470
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	2,465	2,430
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	3,862
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	40,060	43,115
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	4,000	4,477
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	10,670
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	15,000	18,858
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	10,000	12,829
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/23	40	43
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/24	2,000	2,241
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,347
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	4,000	4,645
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/26	3,000	3,596
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	3,000	3,686
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/28	3,000	3,770
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/28	3,400	4,280
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/23	110	118
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	1,475	1,711
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	4,053
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/25	13,765	14,075
	New Mexico GO	5.000%	3/1/27	17,725	21,654
	New Mexico GO	5.000%	3/1/28	7,105	8,896
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	225	231
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	321
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	554
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	571
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,362
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,799
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,615	11,126
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	9,980	9,980
[3]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,100	88,439
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/22	1,200	1,238
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	8,895	9,596
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/27	32,185	39,649
	Santa Fe County NM GO	4.000%	7/1/25	1,625	1,831
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	300
					342,039
New York (16.9%)
	Albany County NY GO	5.000%	11/1/22	965	1,011
[3]	Albany Industrial Development Agency Miscellaneous Revenue (CHF Holland Suites Project) VRDO	0.060%	11/4/21	6,440	6,440
	Albany NY BAN GO	3.000%	3/25/22	30,000	30,340
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/22	1,000	1,037
[6]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,118
	Amityville Union Free School District BAN GO	1.000%	6/17/22	34,112	34,264
	Amityville Union Free School District GO	1.000%	6/17/22	4,000	4,018
	Battery Park City Authority Miscellaneous Revenue VRDO	0.050%	11/4/21	53,565	53,565
	Battery Park City Authority Miscellaneous Revenue VRDO	0.060%	11/4/21	56,505	56,505
	Bethlehem Central School District BAN GO	1.000%	6/28/22	13,496	13,567
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/22	500	521
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	710	769
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	2,275	2,345
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/23	3,720	3,992
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,371
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,455
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,500	5,398
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,800

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	886
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,211
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	3,185
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,355	1,357
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	165	172
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,405	2,643
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	732
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	393
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	515	576
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	145	162
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/22	200	204
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/24	120	130
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/25	130	144
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/26	100	112
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/27	100	114
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/28	100	115
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/29	220	251
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	350	392
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/22	910	929
	Build NYC Resource Corp. Miscellaneous Revenue, Prere.	3.250%	8/1/25	460	505
	Carmel Central School District BAN GO	1.000%	6/16/22	9,420	9,466
	Central Islip Union Free School District GO	1.250%	6/24/22	8,000	8,053
	Commack Union Free School District GO	4.000%	11/15/21	80	80
	Delaware County NY BAN GO	1.000%	5/25/22	9,900	9,944
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	100	111
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	1,046
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	100	115
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	175	206
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,190
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	200	240
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	200	243
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	865	891
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	500	536
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,501
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	501
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,900	2,256
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	673
	East Islip Union Free School District BAN GO	1.000%	6/28/22	35,076	35,261
	East Islip Union Free School District GO	1.000%	6/29/22	6,000	6,029
	East Syracuse-Minoa Central School District BAN GO	1.000%	6/29/22	18,500	18,598
	Enlarged City School District of the City of Troy BAN GO	1.500%	6/9/22	10,500	10,580
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue	5.000%	5/1/30	1,140	1,367
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/27	2,000	2,451
	Erie County Industrial Development Agency Lease Revenue (City School District Buffalo Project)	5.000%	5/1/28	720	842
	Falconer Central School District BAN GO	1.500%	6/9/22	9,373	9,445
	Garden City NY BAN GO	1.000%	2/18/22	10,500	10,525
[3]	Geneva Industrial Development Agency College & University Revenue VRDO	0.070%	11/4/21	11,965	11,965
	Greece Central School District BAN GO	1.000%	6/29/22	10,000	10,052
	Hempstead NY BAN GO	0.500%	10/28/22	8,600	8,613
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	680
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	367
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	307
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	846
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	918
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	1,058
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/22	265	273
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	1,435	1,539
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	275	295
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	321
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,796
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	348
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	375
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	401
	Huntington Union Free School District GO	1.250%	6/24/22	5,350	5,387
	Islip Union Free School District GO	1.000%	6/24/22	10,000	10,051

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster Central School District BAN GO	1.000%	6/10/22	7,250	7,285
	Liverpool Central School District BAN GO	1.000%	6/24/22	20,195	20,300
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	100	104
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	1,040	1,082
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/24	750	848
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	18,750	18,884
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	11,630	12,088
[6]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,251
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	450	468
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	47,500	48,757
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	52,425	52,503
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	3,820	3,922
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/22	750	780
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/22	100	104
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/22	1,025	1,066
	Massapequa Union Free School District GO	1.000%	6/23/22	4,000	4,019
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/21	175	175
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	125	142
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	440	501
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	905
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	273
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,331
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,678
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	4,319
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	88,665	90,043
[5]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	6/1/22	3,860	3,865
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,400	1,468
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	800	839
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	380	398
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,360	3,518
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	10,225
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	1,000	1,047
[3]	Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue VRDO	0.060%	11/4/21	28,770	28,770
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	555	556
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	310	311
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	600	601
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	145	145
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	330	331
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	330	331
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/22	100	104
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,455	2,574
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	5,220	5,469
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,670	1,750
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,240	1,300
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,685	1,765
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	200	210
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	3,280	3,439
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	38,410	41,919
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,215	2,417
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	655
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	875	955
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	550	577
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,015	5,252
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	576
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,412
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	36,160
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,795	6,548
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,785
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	2,090
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	16,010	16,759
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,685	3,857
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	7,085	8,243
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	3,072
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	32,710
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,580	5,329
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	1,134
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,373
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,760

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	700	814
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/26	12,105	12,644
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	21,510	22,505
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,580	1,885
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	417
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	543
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	9,075	10,825
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	298
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	2,066
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	4,850	5,898
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,225	3,372
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,595	3,155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,750	2,128
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	1,912
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,435	2,992
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,458
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	29,640	30,960
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,075	3,210
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,180	10,627
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	4,175	4,358
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,345	1,390
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	28,395	28,654
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	93,025	95,357
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	15,705	16,314
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	62,530	66,114
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	55,525	58,121
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	22,020	24,422
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	22,573
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	31,620	35,585
[5]	Metropolitan Transportation Authority Transit Revenue PUT, 1M USD LIBOR + 0.550%	0.605%	11/1/22	1,000	1,002
[5,6]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	3,110	3,120
[5,6]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	8,745	8,775
[5,6]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	0.834%	4/1/26	2,500	2,533
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.480%	2/1/25	9,500	9,501
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	11/15/22	12,575	12,597
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.550%	3/1/22	14,750	14,752
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	0.363%	4/1/24	10,450	10,422
[2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.100%	11/5/21	4,000	4,000
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.040%	11/4/21	1,815	1,815
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.050%	11/4/21	45,460	45,460
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	0.050%	11/4/21	21,995	21,995
	Middletown City School District BAN GO	1.500%	12/2/21	12,500	12,514
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	225	255
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/23	300	321
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	594
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	610
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,581
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	1,960
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	838
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	466
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	480	495
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	1,930	1,992
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,100	1,187
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,203
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	524
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	610	731
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	492
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/28	800	1,005
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	240	241
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	240	252
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	366
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	900	1,019

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	583
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,105	1,323
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,700	2,080
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	556
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	515
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	550	592
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,344
	Nassau County NY GO	5.000%	1/1/22	9,745	9,822
	Nassau County NY GO	5.000%	10/1/22	120	125
[6]	Nassau County NY GO	5.000%	7/1/25	1,860	2,158
[6]	Nassau County NY GO	5.000%	7/1/26	1,000	1,196
	Nassau County NY GO, Prere.	5.000%	4/1/24	1,000	1,112
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,110	3,219
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,591
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,985
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	4,359
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,925	7,056
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,405	11,462
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,290	2,855
	New Rochelle NY BAN GO	1.000%	2/24/22	6,000	6,016
	New Rochelle NY BAN GO	1.500%	2/24/22	2,000	2,008
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	339
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	497
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	735	819
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,155	2,470
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,809
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,295	2,712
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	2,500	2,904
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,750	3,336
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	5,898
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	4,750	5,892
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,915	2,425
[3]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	28,805	28,805
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	0.200%	5/1/22	1,350	1,350
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,323
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,800	3,813
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,614
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	13,065	13,753
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.000%	12/31/21	850	853
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.230%	4/29/22	1,000	1,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	17,205	17,243
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	1,750	1,757
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	43,872
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,564
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	13,940
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	500	501
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,655	7,679
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	10,775	10,786
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	9,000	8,939
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	5,000	5,009
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	11/3/21	19,930	19,930
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	11/3/21	3,500	3,500
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	20,955	20,955
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	24,500	24,500
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	20,560	20,560
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	31,775	31,775
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	21,820	21,820
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	36,000	36,000
[6]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	635	698
[6]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	580	661
[6]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	585	687
[6]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,500	1,809
[6]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,543
[6]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	1,500	1,891
[13]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,746
[3]	New York City Municipal Water Finance Authority Water Revenue VRDO	0.030%	11/1/21	36,895	36,895
[2,3]	New York City NY GO TOB VRDO	0.060%	11/1/21	31,135	31,135
[2,3]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	11/4/21	5,000	5,000
[2,3]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	11/4/21	1,600	1,600

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.080%	11/4/21	3,770	3,770
[2,3]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.070%	11/4/21	8,760	8,760
[2,3]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.080%	11/4/21	3,940	3,940
[2,3]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.070%	11/4/21	58,925	58,925
[2,3]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.070%	11/4/21	6,000	6,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/22	4,585	4,741
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/21	80	80
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/22	45	47
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/22	40	41
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,235	9,685
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	2,272
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	972
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	3,000	3,721
	New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/22	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	9,015	9,015
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	7,990	7,990
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	125	131
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	6,040	6,330
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,000	4,375
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/24	1,200	1,214
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5,570	6,276
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	575	616
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,500	9,669
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	1,640	1,660
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	14,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/26	570	651
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	552
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	2,000	2,406
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	14,538
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	9,425	11,419
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	10,752
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/27	100	112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,683
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,277
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	4,316
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	2,000	2,466
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	765	818
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	15,511
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	16,473
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,000	2,481
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,000	6,202
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	827
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,421
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,509
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	2,460	2,765
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	31,719
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,763
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,000	3,785
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	10,919
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	645	675
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,375
[2,3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.070%	11/4/21	9,255	9,255
[2,3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	11/4/21	3,610	3,610
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	2,100	2,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	3,200	3,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	2,800	2,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	8,470	8,470
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	3,200	3,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	11/1/21	6,420	6,420
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.050%	11/1/21	5,795	5,795
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.050%	11/1/21	12,825	12,825
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.050%	11/3/21	9,300	9,300
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	11/4/21	31,905	31,905
[2,3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	0.060%	11/1/21	25,100	25,100
[5]	New York City Trust for Cultural Resources Miscellaneous Revenue PUT, SIFMA Municipal Swap Index Yield + 0.050%	0.100%	2/14/22	4,125	4,125
[3]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	0.060%	11/4/21	4,570	4,570
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,775	2,135
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	20,050	22,926

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	16,650	19,627
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	6,480	7,865
[2,3]	New York City Water & Sewer System Water Revenue TOB VRDO	0.070%	11/4/21	1,600	1,600
	New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	5,600	5,600
	New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	5,100	5,100
	New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	7,160	7,160
	New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	4,800	4,800
	New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	3,035	3,035
	New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	21,015	21,015
	New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	16,565	16,565
[3]	New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	2,000	2,000
	New York City Water & Sewer System Water Revenue VRDO	0.040%	11/1/21	43,750	43,750
	New York City Water & Sewer System Water Revenue VRDO	0.040%	11/1/21	2,400	2,400
	New York City Water & Sewer System Water Revenue VRDO	0.040%	11/1/21	4,135	4,135
	New York City Water & Sewer System Water Revenue VRDO	0.050%	11/4/21	13,900	13,900
	New York City Water & Sewer System Water Revenue VRDO	0.050%	11/4/21	56,810	56,810
	New York City Water & Sewer System Water Revenue VRDO	0.050%	11/4/21	9,865	9,865
	New York City Water & Sewer System Water Revenue VRDO	0.060%	11/4/21	4,300	4,300
	New York City Water & Sewer System Water Revenue VRDO	0.060%	11/4/21	12,030	12,030
	New York City Water & Sewer System Water Revenue VRDO	0.060%	11/4/21	3,075	3,075
	New York City Water & Sewer System Water Revenue VRDO	0.060%	11/4/21	6,185	6,185
	New York City Water & Sewer System Water Revenue VRDO	0.060%	11/5/21	32,435	32,435
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/21	2,825	2,830
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	2,615	2,741
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	572
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	5,225
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,040	1,166
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	116
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,160	2,509
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,450
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	969
[2,3]	New York Liberty Development Corp. Industrial Revenue TOB VRDO	0.080%	11/4/21	4,000	4,000
[2,3]	New York Liberty Development Corp. Industrial Revenue TOB VRDO	0.130%	11/4/21	13,330	13,330
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	2,500	2,504
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	5,000	5,010
[2,3]	New York Liberty Development Corp. Port, Airport & Marina Revenue TOB VRDO	0.120%	11/4/21	27,435	27,435
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	5,935	6,413
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	2,250	2,415
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	145	148
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	7,330	7,777
[3]	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	6,000	6,000
	New York NY GO	5.000%	8/1/22	14,715	15,246
	New York NY GO	5.000%	8/1/22	7,685	7,963
	New York NY GO	5.000%	8/1/22	1,510	1,565
	New York NY GO	5.000%	8/1/22	41,005	42,486
	New York NY GO	5.000%	8/1/22	4,050	4,196
	New York NY GO	5.000%	8/1/22	12,980	13,449
	New York NY GO	5.000%	8/1/22	6,165	6,388
	New York NY GO	5.000%	8/1/22	5,085	5,269
	New York NY GO	5.000%	8/1/22	23,580	24,432
	New York NY GO	4.000%	8/1/23	1,500	1,504
	New York NY GO	5.000%	8/1/23	1,025	1,086
	New York NY GO	5.000%	8/1/23	2,455	2,659
	New York NY GO	5.000%	8/1/23	10,030	10,863
	New York NY GO	5.000%	8/1/23	20,105	21,774
	New York NY GO	5.000%	8/1/23	14,930	16,169
	New York NY GO	5.000%	8/1/23	31,445	34,055
	New York NY GO	5.000%	8/1/23	21,030	22,776
	New York NY GO	5.000%	8/1/23	1,050	1,137
	New York NY GO	5.000%	8/1/23	890	964
	New York NY GO	5.000%	12/1/23	1,000	1,097
	New York NY GO	5.000%	8/1/24	250	281
	New York NY GO	5.000%	8/1/24	5,565	6,261
	New York NY GO	5.000%	8/1/24	6,330	7,122
	New York NY GO	5.000%	8/1/24	31,170	35,068
	New York NY GO	5.000%	8/1/24	3,335	3,752
	New York NY GO	5.000%	8/1/24	200	225
	New York NY GO	5.000%	8/1/24	44,605	50,184
	New York NY GO	5.000%	8/1/24	1,695	1,833

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/24	1,550	1,676
	New York NY GO	5.000%	8/1/25	1,745	1,997
	New York NY GO	5.000%	8/1/25	22,630	26,349
	New York NY GO	5.000%	8/1/25	49,430	57,552
	New York NY GO	5.000%	8/1/25	2,300	2,678
	New York NY GO	5.000%	8/1/25	1,755	1,897
	New York NY GO	5.000%	8/1/25	4,110	4,444
	New York NY GO	5.000%	8/1/25	3,320	3,866
	New York NY GO	5.000%	8/1/25	3,000	3,492
	New York NY GO	5.000%	8/1/26	3,425	4,109
	New York NY GO	5.000%	8/1/26	5,575	6,689
	New York NY GO	5.000%	8/1/26	100	101
	New York NY GO	5.000%	8/1/26	100	116
	New York NY GO	5.000%	8/1/26	1,070	1,284
	New York NY GO	5.000%	8/1/26	3,185	3,821
	New York NY GO	5.000%	8/1/26	28,065	33,671
	New York NY GO	5.000%	8/1/26	3,260	3,911
	New York NY GO	5.000%	8/1/26	1,590	1,646
	New York NY GO	5.000%	8/1/26	400	414
	New York NY GO	5.000%	4/1/27	2,280	2,783
	New York NY GO	5.000%	8/1/27	5,985	6,057
	New York NY GO	5.000%	8/1/27	1,350	1,611
	New York NY GO	5.000%	8/1/27	30,000	36,918
	New York NY GO	5.000%	8/1/27	46,000	56,608
	New York NY GO	5.000%	8/1/27	5,065	6,233
	New York NY GO	5.000%	4/1/28	1,500	1,874
	New York NY GO	5.000%	8/1/28	1,000	1,081
	New York NY GO	5.000%	8/1/28	22,500	28,321
	New York NY GO	5.000%	8/1/28	2,725	3,430
	New York NY GO	5.000%	8/1/30	450	536
	New York NY GO	5.000%	8/1/30	525	588
	New York NY GO PUT	5.000%	2/1/24	30,000	32,242
[7]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,305
[2,3]	New York NY GO TOB VRDO	0.070%	11/4/21	4,720	4,720
[2,3]	New York NY GO TOB VRDO	0.070%	11/4/21	8,500	8,500
[2,3]	New York NY GO TOB VRDO	0.070%	11/4/21	3,400	3,400
[2,3]	New York NY GO TOB VRDO	0.080%	11/4/21	5,950	5,950
[2,3]	New York NY GO TOB VRDO	0.080%	11/4/21	6,665	6,665
[3]	New York NY GO VRDO	0.020%	11/1/21	8,700	8,700
	New York NY GO VRDO	0.030%	11/1/21	4,200	4,200
	New York NY GO VRDO	0.030%	11/1/21	11,320	11,320
	New York NY GO VRDO	0.030%	11/1/21	5,325	5,325
[3]	New York NY GO VRDO	0.030%	11/1/21	10,995	10,995
[3]	New York NY GO VRDO	0.030%	11/1/21	3,925	3,925
	New York NY GO VRDO	0.040%	11/1/21	15,395	15,395
	New York NY GO VRDO	0.110%	11/1/21	21,000	21,000
	New York NY GO VRDO	0.110%	11/1/21	6,550	6,550
	New York NY GO VRDO	0.110%	11/1/21	7,050	7,050
[3]	New York NY GO VRDO	0.050%	11/4/21	9,000	9,000
	New York NY GO VRDO	0.050%	11/4/21	21,590	21,590
[3]	New York NY GO VRDO	0.050%	11/4/21	32,130	32,130
[3]	New York NY GO VRDO	0.050%	11/4/21	6,460	6,460
[3]	New York NY GO VRDO	0.060%	11/4/21	7,865	7,865
[3]	New York NY GO VRDO	0.060%	11/4/21	21,400	21,400
	New York NY GO, Prere.	5.000%	8/1/22	9,990	10,350
	New York NY GO, Prere.	5.000%	8/1/22	1,000	1,036
	New York NY GO, Prere.	5.000%	8/1/22	8,020	8,311
	New York NY GO, Prere.	5.000%	8/1/22	4,410	4,570
	New York State Bridge Authority Highway Revenue	5.000%	1/1/23	535	564
	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	550	605
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	571
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	530	625
	New York State Bridge Authority Highway Revenue	5.000%	1/1/27	1,055	1,281
	New York State Bridge Authority Highway Revenue	5.000%	1/1/28	1,080	1,343
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/22	8,500	8,774
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	6,590	7,106
	New York State Dormitory Authority Appropriations Revenue	4.000%	5/15/28	200	204
[3]	New York State Dormitory Authority Appropriations Revenue VRDO	0.050%	11/4/21	29,475	29,475
	New York State Dormitory Authority College & University Revenue	4.000%	5/1/22	965	982

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/22	450	461
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/22	4,090	4,221
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	2,220	2,396
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	269
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	120	127
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	230	248
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,850
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	792
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	224
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,247
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	130	142
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	2,000	2,328
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	365
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	145	164
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	376
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	2,998
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	10,355	12,446
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	831
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	155	180
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	633
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	2,840	3,005
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,822
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	219
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	165	196
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,520	1,751
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	248
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	180	219
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	107
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,400	2,777
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	237
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/22	600	619
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/23	1,145	1,233
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,201
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	825	979
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	125	150
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	3,266
	New York State Dormitory Authority College & University Revenue VRDO	0.050%	11/4/21	47,530	47,530
[3]	New York State Dormitory Authority College & University Revenue VRDO	0.050%	11/4/21	31,075	31,075
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/23	20	22
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/25	20	23
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	40	46
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	1,200	1,203
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,440	2,497
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,000	1,024
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,049
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	510	545
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	743
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,500	1,615
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,840	2,059
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,232
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	362
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,852
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	4,535	5,220
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	351
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	939
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	207
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	808
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,240	1,466
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	341
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,201
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	490
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,959
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,176
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	475	574
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	465
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	457
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,240	1,481
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,410	1,736
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,362

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/22	780	783
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	5,000	5,822
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/3/21	52,065	52,065
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	43,255	47,822
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	460	528
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	3,665	4,333
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	895	1,058
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	49,161
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	35,560
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	40,000	47,413
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/26	940	1,130
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	5,705	6,007
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	750	903
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	3,100	3,768
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	980	1,191
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	27,125	33,037
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,000	1,201
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	590	673
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,300	1,607
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	30,000	37,399
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,352
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	7,628
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	15,000	16,574
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	7,334
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	5	6
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	50,985	56,467
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	15,385	17,009
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	7,500	8,334
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	12,000	13,335
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	65,419
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,040	1,194
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	15	17
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	26,735
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5,000	5,308
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	620	682
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	19,710	24,571
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/23	4,495	4,814
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/24	3,250	3,584
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	4,275	4,837
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	455	545
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	6,435	7,757
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	1,050	1,289
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	8,630	10,645
[6]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	4,550	5,745
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	19,425	20,094
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	11,525	11,928
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	5,480	5,719
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	3,335	3,482
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,460	4,737
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,575	4,855
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	7,460	8,066
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	10,595	11,549
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/24	2,285	2,501
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,000	3,370
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,180	3,595
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	6,060	6,808
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	2,700	3,125
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	1,930	2,252
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	4,500	5,434
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	5,000	5,653
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	5,000	5,835
[6]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	3,500	4,095
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,310	1,368
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,350	1,472
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,250	1,415
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	1,053
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/26	4,070	4,906
[6]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/27	5,250	6,476
[2,3]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.080%	11/4/21	10,885	10,885

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,900	2,952
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	42,500	47,131
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	37,485	43,230
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	6,226
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	3,284
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,171
[2,3]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	11/4/21	3,365	3,365
[2,3]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	11/4/21	1,800	1,800
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	5	6
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	3,935	4,193
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	14,954
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,000	10,681
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	25,528
	New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	30,000	30,861
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,754
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,150	1,238
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	3,185	3,229
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	2,115	2,162
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	8,570	8,772
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	7,500	7,514
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	2,585	2,586
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	1,150	1,151
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	600	600
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	4,175	4,178
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,615	8,889
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,251
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	16,025	16,093
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,469
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,262
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	6,056
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,310	4,350
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,300	4,315
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,235
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,625	2,627
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,695	16,717
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,898
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,616
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	105
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	14,830	14,835
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	1,890	1,891
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,995
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	293
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,760
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	3,022
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	879
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,000	1,992
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,005	4,985
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,000	3,989
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/1/21	15,900	15,900
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	11/3/21	6,250	6,250
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	60,510	60,510
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	8,600	8,600
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	32,855	32,855
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	11/3/21	16,600	16,600
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	11/3/21	12,110	12,110
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	11/3/21	29,790	29,790
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	11/3/21	29,355	29,355
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	11/3/21	5,680	5,680
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	2,240	2,258
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	6,250	6,300
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	190	191
	New York State Thruway Authority Highway Revenue	4.000%	1/1/23	900	939
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,050	1,108
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,772
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	5,665	6,234
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	4,289
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	792
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,249

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	42,515	51,931
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/28	44,910	56,175
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	12,785
[2,3]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.080%	11/4/21	5,885	5,885
[2,3]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.120%	11/4/21	4,000	4,000
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	25,065	25,513
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,500	4,581
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	45,845	46,665
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	615	683
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,220	4,859
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	11,815	13,604
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	3,650	4,203
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	13,500	16,027
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	23,825	29,074
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,556
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,020	1,204
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	18,235	22,796
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	11/4/21	15,765	15,765
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	11/4/21	10,295	10,295
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	11/4/21	5,150	5,150
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	11/4/21	5,725	5,725
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	11/4/21	18,570	18,570
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.050%	11/4/21	19,800	19,800
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.050%	11/4/21	12,265	12,265
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	3,000	3,195
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/21	400	401
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	550	598
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,250	1,434
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	675	799
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	875	1,069
	North Colonie Central School District BAN GO	1.000%	7/15/22	13,415	13,493
	Northport-East Northport Union Free School District GO	1.500%	6/24/22	13,500	13,614
[2,3]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	11/4/21	11,300	11,300
[2,3]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	11/4/21	27,000	27,000
[6]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	920	1,045
[6]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	970	1,136
[6]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	830	998
[6]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	840	1,028
	Oneida NY GO BAN	1.500%	3/31/22	17,541	17,637
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/22	315	317
[8]	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/22	615	621
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/23	330	347
[8]	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/23	465	488
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	376
[8]	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/24	485	527
[8]	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	570
[8]	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	659
[8]	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	747
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/25	950	1,121
	Oyster Bay NY GO	2.000%	3/1/22	950	955
[6]	Oyster Bay NY GO	2.000%	3/1/22	3,895	3,918
[6]	Oyster Bay NY GO	2.000%	3/1/23	4,660	4,764
	Oyster Bay NY GO	4.000%	3/1/23	850	890
	Oyster Bay NY GO	4.000%	3/1/24	850	919
[4]	Oyster Bay NY GO	4.000%	11/1/24	950	1,050
[6]	Oyster Bay NY GO	4.000%	3/1/25	1,145	1,275
[4]	Oyster Bay NY GO	4.000%	11/1/25	750	848
[6]	Oyster Bay NY GO	2.000%	3/1/26	4,945	5,144
[6]	Oyster Bay NY GO	4.000%	3/1/26	920	1,046
[6]	Oyster Bay NY GO	2.000%	3/1/27	5,045	5,229
[6]	Oyster Bay NY GO	4.000%	3/1/27	820	949
[6]	Oyster Bay NY GO	2.000%	3/1/28	5,145	5,308
[6]	Oyster Bay NY GO	4.000%	3/1/28	850	999
[6]	Oyster Bay NY GO	2.000%	3/1/29	5,250	5,366
	Pearl River Union Free School District BAN GO	1.250%	7/22/22	7,060	7,113
	Port Authority of New York & New Jersey	0.010%	4/20/22	5,015	5,015
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	572
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	254
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	675	689

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.070%	11/4/21	8,290	8,290
[2,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	11/4/21	9,160	9,160
[2,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	11/4/21	8,475	8,475
[2,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue VRDO	0.070%	11/4/21	2,515	2,515
	Port Washington Union Free School District BAN GO	1.000%	8/4/22	33,972	34,168
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	620	705
	Salina NY BAN GO	1.500%	6/10/22	7,144	7,200
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/23	600	646
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	510
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	812
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	595
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	628
	Schalmont Central School District BAN GO	1.250%	9/1/22	6,145	6,197
	Schenectady City School District BAN GO	2.000%	7/21/22	20,900	21,149
	Schoharie County NY BAN GO	1.500%	6/17/22	6,000	6,048
	Skaneateles NY Central School District BAN GO	1.000%	6/29/22	15,431	15,515
	South Country Central School District at Brookhaven GO	1.250%	6/24/22	18,000	18,122
	South Huntington Union Free School District GO	1.500%	6/24/22	11,000	11,093
	Suffolk County NY GO	5.000%	11/1/21	7,405	7,405
[6]	Suffolk County NY GO	5.000%	5/15/22	10,310	10,572
[4]	Suffolk County NY GO	5.000%	6/15/22	2,950	3,037
	Suffolk County NY GO	5.000%	11/1/22	7,735	8,058
	Suffolk County NY GO	5.000%	5/1/23	125	133
[6]	Suffolk County NY GO	5.000%	5/15/23	10,845	11,615
[4]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,993
[4]	Suffolk County NY GO	5.000%	6/15/24	2,810	3,138
[6]	Suffolk County NY GO	4.000%	10/15/24	4,640	5,109
[6]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,329
[4]	Suffolk County NY GO	5.000%	6/15/25	2,935	3,386
[6]	Suffolk County NY GO	4.000%	10/15/25	4,730	5,330
[4]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,634
[4]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,847
[6]	Suffolk County NY GO	5.000%	5/15/26	7,850	9,298
[4]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,479
[6]	Suffolk County NY GO	4.000%	10/15/26	4,820	5,542
[6]	Suffolk County NY GO	5.000%	11/1/26	9,160	10,988
[6]	Suffolk County NY GO	5.000%	5/15/27	3,250	3,946
[4]	Suffolk County NY GO	5.000%	6/15/27	5,915	7,195
[6]	Suffolk County NY GO	5.000%	11/1/27	9,615	11,794
[6]	Suffolk County NY GO	5.000%	5/15/28	3,430	4,257
[6]	Suffolk County NY GO	5.000%	11/1/28	1,670	2,093
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	462
	Tonawanda City School District BAN GO	1.500%	6/16/22	10,194	10,275
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	850	892
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	715	814
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	195	222
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,035	1,108
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	8,415	9,008
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	520
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	500	535
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	3,500	4,341
[5]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.300%	11/15/24	17,010	16,977
[2,3]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.080%	11/4/21	14,000	14,000
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.020%	11/1/21	11,100	11,100
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.030%	11/1/21	10,335	10,335
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.040%	11/1/21	5,480	5,480
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.050%	11/4/21	25,625	25,625
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	9,250	9,622
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	8,180	8,652
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	24,245	28,826
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	16,255	17,125
[2,3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	0.120%	11/4/21	2,135	2,135
[2,3]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.090%	11/4/21	9,950	9,950
[5]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.414%	2/1/24	2,690	2,693
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/22	1,055	1,093
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	4,115	4,278
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	235	244
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,761
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,656

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	335	363
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,500
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	5,334
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	175
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,824
	Troy NY BAN GO	1.500%	2/4/22	16,000	16,051
	Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	4/1/26	2,090	2,381
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,000	4,105
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/23	10,000	10,703
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	10,760
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,906
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,030	2,463
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,185
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	1,000	1,098
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,045	1,213
	Waterloo Central School District BAN GO	1.000%	6/24/22	5,755	5,784
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,305	1,363
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,385
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,380
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	594
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,516
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/28	1,090	1,138
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/21	4,800	4,800
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	2,000	2,000
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,610	1,721
	Williamsville Central School District GO	5.000%	6/1/23	30	32
[4]	Yonkers NY GO	5.000%	10/1/24	200	226
					6,609,960
North Carolina (1.0%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,186
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	231
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/26	465	552
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/27	605	739
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	300	308
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	161
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	135	151
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/26	300	359
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/27	125	153
	Cabarrus County NC Lease (Appropriation) Revenue	5.000%	6/1/23	1,000	1,075
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/23	1,175	1,248
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/23	460	496
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	707
	Charlotte NC COP	5.000%	6/1/25	1,500	1,741
	Charlotte NC COP	5.000%	6/1/26	1,000	1,196
	Charlotte NC COP	5.000%	6/1/27	1,000	1,227
	Charlotte NC COP	5.000%	6/1/28	1,000	1,254
	Charlotte NC GO	5.000%	7/1/27	1,990	2,234
	Charlotte NC GO, Prere.	5.000%	7/1/22	11,140	11,496
[2,3]	Charlotte NC Lease (Appropriation) Revenue COP TOB	0.120%	6/1/48	1,374	1,373
	Charlotte NC Water & Sewer System Port, Airport & Marina Revenue	5.000%	7/1/24	1,565	1,756
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/22	4,275	4,317
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	130	137
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	2,065
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	743
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,199
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	23,000	24,410
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	9,500	10,811
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	6,000	7,622
[5]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	12/1/21	21,000	21,003
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	6,715	6,715
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/22	375	379
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	665	702
[2,6]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/27	495	595
[2,6]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/28	520	638
[2,6]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/29	540	675
	Forsyth County NC GO	4.000%	3/1/28	4,125	4,912
	Guilford County NC GO	5.000%	3/1/25	18,880	21,747

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guilford County NC GO	5.000%	5/1/25	10,390	12,036
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	307
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	375	397
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	445	487
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	375	422
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/26	1,000	1,196
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/27	1,025	1,260
	Holly Springs NC GO	5.000%	6/1/27	1,000	1,229
	Mecklenburg County NC GO	5.000%	9/1/22	150	156
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	369
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	429
	Moore County NC Appropriations Revenue	5.000%	6/1/26	390	466
	Moore County NC Appropriations Revenue	5.000%	6/1/27	365	448
	Moore County NC Appropriations Revenue	5.000%	6/1/28	350	440
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	1,020	1,063
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	1,190	1,293
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/24	2,115	2,388
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,600	9,070
	North Carolina Appropriations Revenue	5.000%	3/1/27	2,750	3,355
	North Carolina Appropriations Revenue	5.000%	5/1/27	4,515	5,539
	North Carolina Appropriations Revenue	5.000%	3/1/28	2,750	3,430
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/23	250	263
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	157
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	323
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	7/1/22	8,500	8,773
	North Carolina GO	5.000%	6/1/26	10,000	11,985
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	2,270	2,306
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,890	3,952
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	8,500	9,040
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	8,265	9,167
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	12,175	14,015
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	11,205	13,295
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	3,915	4,883
[2,3]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	0.080%	11/4/21	1,155	1,155
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	4,975	5,328
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	7,955	8,651
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	5,575	5,982
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,105	1,138
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	900	945
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	77
[8]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	190	198
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,114
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	848
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	945	1,020
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	2,061
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	110	117
[8]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	214
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	1,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,250	1,385
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,420
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	268
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	140
[8]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	225
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	499
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	890	984
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,662
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	260
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	142
[8]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	246
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	834
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	986
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,848
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	634
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	916
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	1,041
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	699
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	371

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	320	321
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,463
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.400%	5/27/22	9,830	9,830
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	8,925	8,925
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/23	100	105
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	2,510	2,945
[2,3]	North Carolina State Housing Finance Home Ownership Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	4,215	4,215
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/22	1,075	1,083
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	1,900	2,002
[6]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,393
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,413
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	626
	Raleigh NC Combined Enterprise System Water Revenue VRDO	0.060%	11/3/21	6,400	6,400
	Raleigh NC Combined Enterprise System Water Revenue VRDO	0.060%	11/3/21	7,840	7,840
	Raleigh NC GO	5.000%	9/1/25	1,000	1,171
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	4,455	4,455
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/23	300	327
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	452
[8]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/22	125	126
[8]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/23	465	485
[8]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	495	532
[8]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	573
[8]	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	641
[8]	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	693
[8]	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	505
					397,181
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	4,003
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	88
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	85
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	122
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	162
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,250	1,524
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,479
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	1,575	1,631
[5]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.450%	2/1/22	2,500	2,500
[6]	University of North Dakota COP	5.000%	6/1/24	825	922
	West Fargo ND GO	4.000%	5/1/23	500	527
	West Fargo ND GO	4.000%	5/1/25	350	391
	West Fargo ND GO	4.000%	5/1/26	500	570
	West Fargo ND GO	4.000%	5/1/27	425	483
					15,487
Ohio (3.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,745
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,475	3,562
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	232
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	595
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	425	506
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	625	760
[3]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	3,055	3,055
	Akron OH GO	5.000%	12/1/25	1,035	1,173
[8]	Akron OH Income Tax Revenue	4.000%	12/1/22	350	359
[8]	Akron OH Income Tax Revenue	4.000%	12/1/23	350	371
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	386
[8]	Akron OH Income Tax Revenue	4.000%	12/1/24	365	397
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	451
[8]	Akron OH Income Tax Revenue	4.000%	12/1/25	470	523
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	713
[8]	Akron OH Income Tax Revenue	4.000%	12/1/26	375	425
	Akron OH Income Tax Revenue	4.000%	12/1/27	815	934
[8]	Akron OH Income Tax Revenue	4.000%	12/1/28	1,380	1,607
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,732
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	300	301
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,775	3,908
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	420
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	9,738

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	603
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	17,729
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,326
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	29,139
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,349
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	3,055
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,943
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	13,715	14,034
[2,3]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	3,750	3,750
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	3,485	3,569
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.080%	11/3/21	19,250	19,250
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/22	12,035	12,200
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,500	1,715
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,353
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	15,475
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/23	3,000	3,181
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	4,233
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	8,024
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/23	1,400	1,484
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22	540	547
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	425	450
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	408
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,095	7,157
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,004
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	830	872
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,419
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	3,000
	Bowling Green State University College & University Revenue	5.000%	6/1/23	175	188
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	362
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,020	4,847
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	405	507
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	24,250	25,105
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,500	1,697
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,166
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	4,331
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,457
[4]	Celina City School District GO	4.000%	12/1/23	165	177
[4]	Celina City School District GO	5.000%	12/1/26	250	300
[4]	Celina City School District GO	5.000%	12/1/27	220	270
[4]	Celina City School District GO	5.000%	12/1/28	245	306
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	411
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	443
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	701
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,005	1,055
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,722
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	564
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	1,104
	Cincinnati City School District COP	5.000%	12/15/22	1,365	1,438
[2,3,6,12]	Cincinnati City School District GO TOB VRDO	0.080%	11/4/21	5,000	5,000
	Cincinnati OH GO	5.000%	12/1/22	300	315
[8]	Cincinnati OH GO	5.000%	12/1/26	6,175	7,466
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/21	335	336
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	420	441
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,680	1,762
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	443
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	539
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	234
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	305	320
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	2,080	2,196
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	3,270	3,296
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	450	454
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,850	1,952
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,120	1,182
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	525	577
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,567
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,160
	Cleveland OH Airport System Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	1,000	1,008
	Cleveland OH GO	4.000%	12/1/21	400	401
	Cleveland OH GO	5.000%	12/1/21	2,895	2,906

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland OH GO	5.000%	12/1/22	3,595	3,781
	Cleveland OH GO	2.000%	12/1/23	375	388
	Cleveland OH GO	4.000%	12/1/24	300	332
	Cleveland OH GO	5.000%	12/1/24	1,000	1,137
	Cleveland OH GO	2.000%	12/1/25	300	315
	Cleveland OH GO	3.000%	12/1/25	190	207
	Cleveland OH GO	4.000%	12/1/25	700	794
	Cleveland OH GO	5.000%	12/1/25	410	481
	Cleveland OH GO	3.000%	12/1/26	680	752
	Cleveland OH GO	4.000%	12/1/26	800	925
	Cleveland OH GO	2.000%	12/1/27	460	484
	Cleveland OH GO	3.000%	12/1/27	1,480	1,648
	Cleveland OH GO	2.000%	12/1/28	615	645
	Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,610	1,651
	Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	277
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	268
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	214
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	251
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	331
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	309
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	226
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	226
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	265
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	204
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	260
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	346
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	173
	Cleveland OH Income Tax Revenue	4.000%	10/1/27	240	282
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	400	477
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	601
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/22	1,975	2,042
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	172
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	151
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	190
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	218
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.050%	11/4/21	2,300	2,300
[4]	Cloverleaf Local School District COP	3.000%	12/1/23	360	379
[4]	Cloverleaf Local School District COP	3.000%	12/1/25	230	251
[4]	Cloverleaf Local School District COP	4.000%	12/1/26	270	312
[4]	Cloverleaf Local School District COP	4.000%	12/1/27	250	292
[4]	Cloverleaf Local School District COP	4.000%	12/1/28	220	261
	Columbus City School District GO	5.000%	12/1/24	100	114
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	234
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	342
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	290
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	235	239
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	479
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	516
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	287
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	637
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,320
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	11
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,110	4,124
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/22	9,725	10,178
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	276
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,926
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	630
	Cuyahoga County OH General Fund Revenue	5.000%	12/1/26	3,435	4,150
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	4,660	4,910
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	6,193
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,529
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,004
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/21	1,070	1,074
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/22	1,075	1,131
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,098
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	588
[4]	Cuyahoga Falls City School District GO	3.000%	12/1/25	1,205	1,318
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/26	375	434
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/27	675	793

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	461
[2,3]	Cuyahoga OH COP TOB VRDO	0.150%	11/5/21	4,100	4,100
	Dayton Metro Library GO	4.000%	12/1/25	635	722
	Dayton Metro Library GO	4.000%	12/1/26	635	737
	Dublin OH GO	3.000%	12/1/23	1,025	1,083
	Fairborn City School District GO	4.000%	12/1/25	200	226
	Fairborn City School District GO	4.000%	12/1/27	175	205
	Fairborn City School District GO	4.000%	12/1/28	180	214
	Fairborn City School District GO	4.000%	12/1/29	175	210
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	291
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	298
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	400	413
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	400	424
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	440
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	234
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	467
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	1,094
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,158
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,226
[5]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.480%	11/15/21	7,500	7,500
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	35,955	35,955
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	5,650	5,650
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	30,740	30,740
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	3,635	3,635
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	18,460	18,460
[2,3]	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue TOB VRDO	0.120%	11/4/21	4,000	4,000
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,365	1,370
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,673
	Hamilton City School District GO	5.000%	12/1/21	3,475	3,488
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	506
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	500	513
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	950	1,043
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,790
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	596
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	22,189
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	732
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	4,790
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/22	470	473
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/23	1,450	1,515
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,465
[3]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	1,100	1,100
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	4,950	4,950
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/4/21	3,000	3,000
[2,3]	Hamilton County OH Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	5,970	5,970
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,325	2,446
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	4,055
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	8,605
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	7,380	9,159
[4]	Hillsdale Local School District COP	4.000%	12/1/24	625	689
[4]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,294
[4]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	2,014
[4]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	2,151
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/23	1,725	1,820
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	1,000	1,055
[2,3]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	0.120%	11/4/21	20,080	20,080
	Kent State University College & University Revenue	4.000%	5/1/22	3,015	3,071
	Kent State University College & University Revenue	4.000%	5/1/23	3,060	3,222
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,595	1,653
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	815	882
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	980	1,102
[3]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	30,770	35,009
	Lebanon City School District GO	2.000%	12/1/21	125	125
	Lebanon City School District GO	2.000%	12/1/22	100	102
	Lebanon City School District GO	2.000%	12/1/23	170	176
	Lebanon City School District GO	3.000%	12/1/24	170	183
	Lebanon City School District GO	3.000%	12/1/25	170	186
[4]	Lorain OH GO	4.000%	12/1/22	300	312
[4]	Lorain OH GO	4.000%	12/1/24	250	276

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Lorain OH GO	4.000%	12/1/26	350	403
[4]	Lorain OH GO	4.000%	12/1/27	350	407
[4]	Lorain OH GO	4.000%	12/1/28	280	330
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,390	2,394
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	100	100
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,190	5,199
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,605	5,615
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,055	1,057
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	240	240
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,355	4,363
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,545	1,548
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	3,095	3,100
[14]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	19,136
	Mahoning County OH Sewer Revenue	2.000%	12/1/22	200	204
	Mahoning County OH Sewer Revenue	2.000%	12/1/23	200	207
	Mahoning County OH Sewer Revenue	3.000%	12/1/26	125	138
	Mahoning County OH Sewer Revenue	3.000%	12/1/27	100	111
	Miami University OH College & University Revenue	5.000%	9/1/26	700	841
	Miami University OH College & University Revenue	5.000%	9/1/27	575	708
	Miami University OH College & University Revenue	5.000%	9/1/28	800	1,006
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	78
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	118
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	591
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	609
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	362
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	752
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	433
[4]	Midview Local School District COP	4.000%	11/1/25	700	782
[4]	Midview Local School District COP	4.000%	11/1/26	1,305	1,485
[4]	Midview Local School District COP	4.000%	11/1/27	500	577
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	180	195
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	180
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,238
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	465
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	4,330
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	898
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,804
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	675	828
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	6,077
[8]	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,876
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	753
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	800
[2,3]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	500	500
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/23	100	109
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	192
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	243
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	273
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/21	80	80
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	1,500	1,710
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	1.375%	11/1/24	1,875	1,867
	Ohio Appropriations Revenue	5.000%	12/1/26	630	763
	Ohio Appropriations Revenue	5.000%	12/15/26	750	911
	Ohio Appropriations Revenue	5.000%	12/1/27	700	866
	Ohio Appropriations Revenue	5.000%	12/15/27	1,500	1,865
	Ohio Appropriations Revenue	5.000%	12/15/28	1,500	1,907
	Ohio COP, Prere.	5.000%	3/1/22	1,000	1,016
	Ohio Department of Administrative Services COP	5.000%	3/1/23	325	345
	Ohio Department of Administrative Services COP	5.000%	9/1/25	675	788
	Ohio Department of Administrative Services COP	5.000%	9/1/26	970	1,167
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	608
	Ohio GO	5.000%	6/15/24	425	476
	Ohio GO	4.000%	3/1/25	5,000	5,241
	Ohio GO	5.000%	5/1/25	340	393
	Ohio GO	5.000%	6/15/25	12,150	12,937
	Ohio GO	5.000%	6/15/25	340	395
	Ohio GO	4.000%	2/1/26	7,905	8,118
	Ohio GO	5.000%	6/15/27	625	768
	Ohio GO	5.000%	5/1/28	3,000	3,761
	Ohio GO	5.000%	9/15/28	7,470	9,445

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Government Fund/Grant Revenue	5.000%	12/15/21	4,090	4,114
Ohio Government Fund/Grant Revenue	5.000%	12/15/24	10,130	11,576
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	152
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,700	1,943
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,170
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	172
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	4,000	4,854
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	599
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	358
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,600	4,472
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,150	5,265
Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	7,676
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	5,000	5,000
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/1/21	8,500	8,500
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.110%	11/1/21	10,875	10,875
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/1/21	13,250	13,250
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	3,600	3,600
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	5,825	5,825
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/22	540	552
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/22	4,620	4,858
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/23	2,565	2,815
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	2,181
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,352
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,738
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	307
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,278
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,512
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,423
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	411
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	461
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	486
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/22	305	314
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	400	431
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	819
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	299
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/21	1,055	1,059
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/23	1,170	1,277
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/25	1,290	1,498
Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	5,144
Ohio Higher Educational Facility Commission CP	0.010%	12/9/21	22,650	22,650
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	500	504
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	140	141
Ohio Higher Educational Facility Commission Revenue	0.010%	11/3/21	32,150	32,150
Ohio Higher Educational Facility Commission Revenue	0.010%	11/3/21	17,495	17,495
Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	864
Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	890	929
Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,000	1,044
Ohio Lease (Appropriation) Revenue	5.000%	6/1/24	1,730	1,934
Ohio Lease (Appropriation) Revenue	5.000%	2/1/25	1,200	1,374
Ohio Lease (Appropriation) Revenue	5.000%	12/1/25	2,300	2,705
Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	1,510	1,785
Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	2,185	2,583
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,695
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	1,325	1,608
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,210	3,895
Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,250	4,039
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/26	750	891
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/27	1,000	1,218
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/28	750	936
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,690
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,754
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,275
Ohio Lease (Appropriation) Revenue VRDO	0.040%	11/3/21	32,600	32,600
Ohio Lease Revenue	5.000%	4/1/22	725	740
Ohio Lease Revenue	5.000%	4/1/23	800	854
Ohio Lease Revenue	5.000%	4/1/24	650	722
Ohio Lease Revenue	5.000%	4/1/25	815	938
Ohio Special Obligation Revenue	5.000%	10/1/22	550	574
Ohio Special Obligation Revenue	5.000%	10/1/22	1,060	1,107

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Special Obligation Revenue	5.000%	6/1/23	1,060	1,140
	Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,374
	Ohio Special Obligation Revenue, Prere.	5.000%	10/1/22	750	783
	Ohio State University College & University Revenue	5.000%	12/1/25	980	1,156
	Ohio State University College & University Revenue VRDO	0.070%	11/3/21	37,100	37,100
[2,3]	Ohio State University General Receipts College & University Revenue TOB VRDO	0.080%	11/4/21	5,750	5,750
[2,3]	Ohio State University Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	4,000	4,000
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,219
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/26	5,000	5,982
	Penta Career Center COP	5.250%	4/1/24	2,915	2,972
	Princeton City School District GO	5.000%	12/1/22	700	736
	Princeton City School District GO	5.000%	12/1/23	1,350	1,481
	Princeton City School District GO	5.000%	12/1/25	815	928
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	335	336
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	367
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	545
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	593
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	732
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	686
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	609
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,125	1,140
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	3,333
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	1,054
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,122
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	850
	Southeastern Ohio Port Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	735	763
	South-Western City School District GO	5.000%	12/1/23	1,095	1,202
	State of Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	225	247
[6]	Toledo OH GO	5.000%	12/1/25	1,435	1,678
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,745
	Toledo OH Water System Water Revenue	5.000%	11/15/25	1,785	2,092
	Toledo OH Water System Water Revenue	5.000%	11/15/26	2,140	2,582
	Toledo OH Water System Water Revenue	5.000%	11/15/27	2,360	2,918
	Toledo OH Water System Water Revenue	5.000%	11/15/28	2,705	3,423
	University of Akron College & University Revenue	5.000%	1/1/24	955	1,048
	University of Akron College & University Revenue	5.000%	1/1/24	535	587
	University of Akron College & University Revenue	5.000%	1/1/25	2,845	3,239
	University of Akron College & University Revenue	5.000%	1/1/26	4,025	4,564
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,466
	University of Toledo College & University Revenue	5.000%	6/1/22	2,480	2,545
	University of Toledo College & University Revenue	5.000%	6/1/23	3,000	3,209
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	279
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	948
[4,8]	Wright State University College & University Revenue	5.000%	5/1/24	545	598
[4,8]	Wright State University College & University Revenue	5.000%	5/1/26	515	602
[4,8]	Wright State University College & University Revenue	5.000%	5/1/27	545	653
[6]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,906
[6]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,494
					1,151,452
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/26	3,500	4,014
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/27	9,000	10,521
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/28	2,200	2,611
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/23	1,020	1,083
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,093
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/22	1,700	1,747
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/23	3,655	3,926
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,375	2,465
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,450
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/25	1,795	2,083
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,496
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/27	1,300	1,593
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,825	1,891
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	1,096
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,415
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,304

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,155	2,312
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	715	796
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	2,050	2,353
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,600	1,886
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	1,600	1,929
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	2,650	3,260
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,375
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	570
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	4,411
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/27	2,750	3,323
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/28	1,650	2,039
	Oklahoma State University College & University Revenue	5.000%	9/1/23	180	196
	Oklahoma State University College & University Revenue	5.000%	9/1/24	190	215
	Oklahoma State University College & University Revenue	5.000%	9/1/24	205	231
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,110
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	146
	Oklahoma State University College & University Revenue	5.000%	9/1/26	2,450	2,945
	Oklahoma State University College & University Revenue	5.000%	9/1/26	285	343
	Oklahoma State University College & University Revenue	5.000%	9/1/27	3,765	4,642
	Oklahoma State University College & University Revenue	5.000%	9/1/27	450	554
	Oklahoma State University College & University Revenue	5.000%	9/1/28	460	579
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/22	1,000	1,027
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,175
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,254
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,219
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,214
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,204
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,115
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/22	2,145	2,230
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	855	888
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	574
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,830
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	4,094
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	4,371
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	12,670
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	13,087
	University of Oklahoma College & University Revenue	4.000%	7/1/22	200	205
	University of Oklahoma College & University Revenue	4.000%	7/1/23	265	281
	University of Oklahoma College & University Revenue	4.000%	7/1/24	285	311
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,510	1,744
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,180	1,363
	University of Oklahoma College & University Revenue	5.000%	7/1/25	290	335
	University of Oklahoma College & University Revenue	5.000%	7/1/26	1,620	1,926
	University of Oklahoma College & University Revenue	5.000%	7/1/26	815	969
	University of Oklahoma College & University Revenue	5.000%	7/1/27	435	529
	University of Oklahoma College & University Revenue	5.000%	7/1/28	500	587
	University of Oklahoma College & University Revenue	5.000%	7/1/28	455	566
					138,771
Oregon (0.4%)
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	730	874
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/27	500	614
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	375
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	890
	Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	798
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	235
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	362
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	371
	Deschutes Public Library District GO	4.000%	6/1/24	285	312
	Deschutes Public Library District GO	4.000%	6/1/26	775	891
	Deschutes Public Library District GO	4.000%	6/1/27	1,450	1,699
	Deschutes Public Library District GO	4.000%	6/1/28	1,175	1,400
	Forest Grove OR College & University Revenue	5.000%	5/1/22	350	358
[8]	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	386
[8]	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,496
	Hillsboro School District No. 1J GO	5.000%	6/15/23	500	538
	Hillsboro School District No. 1J GO	4.000%	6/15/25	500	562
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	0.950%	6/1/27	5,800	5,679
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	12,754
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	349

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	664
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	612
	Metro OR GO	5.000%	6/1/23	2,805	3,014
	Metro OR GO	5.000%	6/1/25	3,330	3,862
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/23	40	43
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,629
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,475	6,442
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	3,410	3,580
	Oregon GO	2.000%	8/1/25	2,545	2,684
	Oregon GO	5.000%	8/1/27	1,495	1,844
	Oregon GO, Prere.	5.000%	5/1/23	5,560	5,956
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/25	16,985	19,229
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	910	946
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,475	4,875
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.070%	11/4/21	13,395	13,395
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	492
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	357
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	347
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/22	750	771
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/23	675	725
	Oregon State Lottery Revenue	5.000%	4/1/26	130	144
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,732
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,000	5,337
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	470	502
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/22	1,470	1,533
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,801
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	2,980
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,953
	Port of Morrow OR GO	4.000%	12/1/21	100	100
	Port of Morrow OR GO	4.000%	6/1/22	110	112
	Port of Morrow OR GO	4.000%	12/1/22	135	140
	Port of Morrow OR GO	4.000%	6/1/23	150	158
	Port of Morrow OR GO	4.000%	12/1/23	100	107
	Port of Morrow OR GO	4.000%	6/1/24	160	173
	Port of Morrow OR GO	4.000%	12/1/24	160	175
	Port of Morrow OR GO	4.000%	6/1/25	165	183
	Port of Morrow OR GO	4.000%	12/1/25	150	168
	Port of Morrow OR GO	4.000%	6/1/26	170	192
	Port of Morrow OR GO	4.000%	12/1/26	170	194
	Port of Morrow OR GO	4.000%	6/1/27	535	613
	Port of Morrow OR GO	4.000%	12/1/27	240	277
	Port of Morrow OR GO	4.000%	6/1/28	1,105	1,280
	Port of Morrow OR GO	4.000%	12/1/28	1,045	1,221
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	1,097
	Portland Community College District GO	5.000%	6/15/24	1,125	1,261
	Portland OR GO	5.000%	6/1/23	2,180	2,345
	Portland OR GO	5.000%	6/1/24	1,795	2,011
	Portland OR GO	5.000%	6/1/24	590	661
	Portland OR GO	5.000%	6/1/25	1,900	2,207
	Portland OR Water System Water Revenue	5.000%	5/1/25	6,500	7,517
	Portland OR Water System Water Revenue	5.000%	5/1/26	5,095	6,081
	Portland OR Water System Water Revenue	5.000%	5/1/27	5,165	6,330
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	106
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	121
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	130
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,190
	Salem-Keizer School District No. 24J GO	5.000%	6/15/26	355	425
	Salem-Keizer School District No. 24J GO	5.000%	6/15/27	525	646
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	5.000%	9/1/25	2,710	3,174
	Washington County OR GO	5.000%	3/1/29	900	1,062
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	1,000	1,000
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	1,465	1,556
	Yamhill County School District No. 40 McMinnville GO	5.000%	6/15/23	40	43
					169,448
Pennsylvania (4.5%)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,622
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,757
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	273
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	2,019

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/22	1,000	1,032
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	130	132
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	706
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	515
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	1,015	1,044
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	559
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,800	1,835
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	75	77
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,875	1,998
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,140	1,230
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	2,175	2,372
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,557
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	10,914
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	7,118
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	124
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	11,223
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,803
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	625	797
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,407
[2,3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	11/1/21	21,705	21,705
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	1,010
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	238
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	496
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	465
	Allentown City School District GO	1.000%	3/31/22	1,375	1,375
[4]	Allentown City School District GO	5.000%	2/1/24	1,120	1,226
[4]	Allentown City School District GO	5.000%	2/1/25	955	1,084
[4]	Allentown City School District GO	3.000%	2/1/28	100	109
[8]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	125	136
[8]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	300	336
[8]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	325	372
[8]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/27	700	818
[8]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/28	750	891
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,554
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	610	621
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/23	500	527
[6]	Altoona PA Sewer GO	5.000%	12/1/24	150	170
[6]	Altoona PA Sewer GO	5.000%	12/1/25	250	291
[6]	Altoona PA Sewer GO	5.000%	12/1/26	250	299
[4]	Armstrong School District GO	3.000%	3/15/25	575	616
[4]	Armstrong School District GO	3.000%	3/15/26	875	949
[4]	Beaver County PA GO	4.000%	4/15/22	725	736
[4]	Beaver County PA GO	5.000%	4/15/24	1,090	1,201
[4]	Beaver County PA GO	5.000%	4/15/25	1,435	1,633
	Bensalem Township School District GO	3.000%	6/1/23	115	120
	Bensalem Township School District GO	3.000%	6/1/24	500	533
	Bensalem Township School District GO	4.000%	6/1/25	430	482
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/21	770	770
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,205	1,314
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/22	550	554
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	600	622
	Bethel Park School District GO	5.000%	8/1/22	540	559
	Bethel Park School District GO	5.000%	8/1/23	850	919
[5,8]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.384%	11/1/25	2,030	2,030
[5,8]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.384%	11/1/25	2,400	2,400
[5,8]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.384%	11/1/25	1,995	1,995
[5]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 70% of 1M USD LIBOR + 0.480%	0.541%	11/4/21	10,125	10,125
	Bethlehem Area School District GO	5.000%	11/15/25	1,970	2,307
	Bethlehem Area School District GO	5.000%	11/15/26	4,165	5,021
	Bethlehem Area School District GO	5.000%	11/15/27	3,400	4,194
	Bethlehem Area School District GO	5.000%	11/15/28	4,105	5,181
[5]	Bethlehem Area School District Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.490%	0.551%	11/4/21	6,605	6,605
[6]	Bethlehem PA GO	5.000%	12/1/23	295	323
[6]	Bethlehem PA GO	5.000%	12/1/24	290	329
[6]	Bethlehem PA GO	5.000%	12/1/25	700	820

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bristol Township School District GO	3.000%	6/1/24	100	106
[4]	Bristol Township School District GO	4.000%	6/1/26	100	114
[4]	Bristol Township School District GO	4.000%	6/1/28	200	235
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	226
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	289
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	649
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	660
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	366
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	430	484
	Bucks County PA Middletown Township GO	5.000%	8/15/26	1,825	2,194
[4]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/22	605	618
[4]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/23	515	544
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,184
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,015	2,160
[4]	Capital Region Water Revenue	5.000%	7/15/23	1,705	1,831
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,154
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,135
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,218
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,324
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	762
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,490
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	2,148
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	2,047
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/21	580	580
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/22	420	439
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,164
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,194
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/22	1,120	1,155
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,180	1,272
[4]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/21	315	316
[4]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/22	400	420
[4]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	426
[4]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	458
[4]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	416
[6]	Coatesville School District GO	5.000%	8/1/22	2,070	2,141
[6]	Coatesville School District GO	5.000%	8/1/23	3,735	4,030
	Coatesville School District GO TRAN	2.000%	11/15/21	1,130	1,130
[6]	Coatesville School District GO, ETM	5.000%	8/1/22	210	218
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	250	269
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,958
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	625	725
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	596
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,888
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,785	1,834
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	2,923
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,345
	Commonwealth of Pennsylvania COP	5.000%	7/1/23	250	269
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	334
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	573
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	12,530	12,731
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,065	13,882
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	21,619
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	20,000	21,696
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	4,840	5,269
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	37,070
[6]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	14,481
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	38,000	45,629
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	151
[2,3]	Commonwealth of Pennsylvania GO TOB VRDO	0.080%	11/4/21	10,000	10,000
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,000	3,084
[6]	Cornell School District GO	4.000%	9/1/24	500	545
[2]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,255	1,358
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	303
	Dauphin County PA GO	4.000%	11/15/24	2,735	3,025
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,923
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,561
	Dauphin County PA GO	5.000%	11/15/27	500	617
	Delaware County Authority College & University Revenue	5.000%	12/1/21	500	502
	Delaware County Authority College & University Revenue	5.000%	8/1/22	400	414

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	103
	Delaware County Authority College & University Revenue	5.000%	12/1/22	415	436
	Delaware County Authority College & University Revenue	5.000%	10/1/23	115	124
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	860
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	277
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	301
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	310	320
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/26	2,015	2,408
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	10,000	10,999
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,250	17,408
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	14,804
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/22	2,410	2,428
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	3,635	3,824
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.470%	9/1/22	550	549
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.580%	9/1/23	2,750	2,748
[10]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	13,700	17,475
[3]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.050%	11/3/21	9,300	9,300
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,820	1,869
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	536
[8]	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	245	263
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,479
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	2,190
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	413
[8]	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	745
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,717
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	747
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	954
[8]	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	350	420
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	1,040
[8]	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	434
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	1,109
[8]	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	472
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,560	1,807
[3]	Emmaus General Authority Miscellaneous Revenue VRDO	0.050%	11/4/21	11,800	11,800
	Ephrata Area School District GO	4.000%	3/1/27	2,735	3,174
	Ephrata Area School District GO	4.000%	3/1/28	1,800	2,104
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/28	355	430
[6]	Erie School District GO	5.000%	4/1/23	315	335
[6]	Erie School District GO	5.000%	4/1/25	475	541
[6]	Erie School District GO	5.000%	4/1/26	575	674
[4,10]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	2,035
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	11,500	11,500
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	546
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	558
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	570	647
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	733
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,000	15,519
[6]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,333
[6]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,925
[3]	Haverford Township School District GO VRDO	0.050%	11/4/21	9,405	9,405
	Kennett Consolidated School District GO	4.000%	2/15/24	500	540
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	766
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	563
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,391
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	623
[4]	Lackawanna County PA GO	4.000%	3/15/22	255	258
[4]	Lackawanna County PA GO	4.000%	3/15/23	265	278
[4]	Lackawanna County PA GO	4.000%	3/15/24	310	335
[4]	Lackawanna County PA GO	4.000%	3/15/25	300	332
[4]	Lackawanna County PA GO	4.000%	3/15/26	400	452
[4]	Lackawanna County PA GO	4.000%	3/15/27	500	576
	Lancaster County PA GO	4.000%	11/1/23	125	133
	Lancaster County PA GO	4.000%	11/1/24	255	280
	Lancaster County PA GO	4.000%	11/1/25	280	314
	Lancaster County PA GO	4.000%	11/1/26	325	371
	Lancaster County PA GO	4.000%	11/1/27	500	578
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	2,750	2,854

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/22	915	936
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/23	700	739
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,412
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	183
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	163
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	260
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	349
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	981
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	840
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	771
	Lancaster IDA College & University Revenue	5.000%	7/1/26	340	402
[6]	Lancaster PA GO	4.000%	11/1/25	940	1,062
[6]	Lancaster PA GO	4.000%	11/1/26	2,410	2,777
[6]	Lancaster PA GO	4.000%	11/1/27	2,605	3,051
[6]	Lancaster PA GO	5.000%	11/1/27	1,290	1,523
[6]	Lancaster PA GO	4.000%	11/1/28	2,700	3,204
[6]	Lancaster School District GO	4.000%	6/1/22	530	541
[6]	Lancaster School District GO	5.000%	6/1/23	200	215
[6]	Lancaster School District GO	4.000%	6/1/24	365	397
[6]	Lancaster School District GO	4.000%	6/1/25	320	357
[6]	Lancaster School District GO	5.000%	6/1/25	200	231
[6]	Lancaster School District GO	4.000%	6/1/26	430	491
[6]	Lancaster School District GO	5.000%	6/1/26	520	618
[6]	Lancaster School District GO	4.000%	6/1/27	500	582
[6]	Lancaster School District GO	5.000%	6/1/27	200	244
	Lansdale Borough PA GO	4.000%	10/1/22	250	258
	Lansdale Borough PA GO	4.000%	10/1/23	300	321
	Lansdale Borough PA GO	4.000%	10/1/24	275	303
	Lansdale Borough PA GO	2.000%	10/1/25	650	675
	Lansdale Borough PA GO	2.000%	10/1/26	300	310
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	204
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	173
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	175
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	206
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	300	300
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	250	259
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	250	268
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	418
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	299
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	327
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	885	1,030
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	524
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	938	949
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	568
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	860	928
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,254
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	5,499
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,354
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	2,931
[6]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,089
[6]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,499
[6]	Luzerne County PA GO	5.000%	12/15/21	1,000	1,005
[6]	Luzerne County PA GO	5.000%	12/15/22	750	787
[6]	Luzerne County PA GO	5.000%	12/15/23	750	817
[6]	Luzerne County PA GO	5.000%	12/15/23	750	817
[6]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,690
[6]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,127
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	580
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	613
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,453
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,917
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/21	715	716
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,725	1,791
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,380	1,429
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	790	807
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	2,013
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,389
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	467

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	379
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	421
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,510
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,736
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,865
[5]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.770%	9/1/23	10,625	10,625
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/21	300	300
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/22	4,500	4,541
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,117
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	1,000	1,134
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,150
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/15/27	315	341
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,070	1,098
	Montgomery PA County GO	5.000%	1/1/27	2,920	3,560
[4]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,548
[4]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,193
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	226
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	173
	North Penn Water Authority Water Revenue	4.000%	11/1/27	500	585
	North Penn Water Authority Water Revenue	4.000%	11/1/28	440	524
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	0.510%	11/1/23	860	862
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.610%	11/1/24	630	633
[6]	North Pocono School District GO	4.000%	9/15/28	1,580	1,885
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.050%	11/4/21	3,885	3,885
	Northampton County General Purpose Authority College & University Revenue (Moravian College Project)	5.000%	7/1/27	1,000	1,026
	Northampton County General Purpose Authority College & University Revenue VRDO	0.050%	11/4/21	17,675	17,675
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	3,885	4,028
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,365
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue	5.000%	3/1/28	480	547
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/22	925	938
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,041
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	1,380	1,430
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	579
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	565
[4]	Northeastern School District/York County GO	2.000%	9/1/22	125	127
[4]	Northeastern School District/York County GO	2.000%	9/1/23	165	169
[4]	Northeastern School District/York County GO	1.000%	9/1/24	100	101
	Northern York County School District GO	4.000%	11/15/26	1,880	2,161
	Northern York County School District GO	4.000%	11/15/28	820	971
	Norwin School District GO	5.000%	4/1/22	810	826
	Norwin School District GO	5.000%	4/1/24	305	338
	Norwin School District GO	5.000%	4/1/26	1,305	1,545
	Norwin School District GO	5.000%	4/1/27	2,420	2,941
	Norwin School District GO	5.000%	4/1/28	2,545	3,166
[6]	Octorara Area School District GO	4.000%	4/1/22	350	355
[6]	Octorara Area School District GO	4.000%	4/1/24	375	406
[6]	Octorara Area School District GO	4.000%	4/1/26	750	853
	Pennsbury School District GO	5.000%	1/15/22	1,155	1,166
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,775	2,808
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/22	345	351
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	270	276
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	500	518
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	365	391
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,596
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	333
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	485
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	8,546
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	460

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	581
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	180	194
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	582
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	749
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,370	2,916
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	955
[2,3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	7,335	7,335
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project)	2.150%	11/1/21	1,250	1,250
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	2.800%	12/1/21	10,000	10,022
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	0.200%	1/3/22	1,645	1,645
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/22	5,010	5,231
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	6,225	6,689
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	1,450	1,558
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	195
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,593
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	4,220	4,718
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,715
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	279
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	202
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	4,510	5,219
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,880
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	1,110
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	653
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,197
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	5,087
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	730
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	840
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,141
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	1,880	1,896
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	750	778
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,254
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,214
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,165	2,368
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,619
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,467
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	850	1,010
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,462
[8]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,234
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	33,215	33,215
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	217
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	242
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,150
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	231
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	292
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	219
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	475
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	300
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,210
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	428
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	393
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	305
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	610
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,690
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,609
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	8,875	9,568
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,950	4,231
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	15,000	15,000
[2,3]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	7,300	7,300
[2,3]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.120%	11/4/21	4,835	4,835
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	351
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	230	255
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	386
	Pennsylvania State University College & University Revenue	5.000%	3/1/26	710	842
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	4,080	4,290
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,000	1,240
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,935	2,383

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,100	1,396
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,000	1,257
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	1,250	1,255
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	6,130	6,154
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	490	492
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/22	34,980	35,951
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	500	526
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	320	336
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	9,195	9,880
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	28,505	30,628
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	670	720
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	564
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	712
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,654
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,228
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	613
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	284
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	985
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,792
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,580	1,821
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,559
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	4,059
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	878
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	850	998
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	293
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,486
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,443
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	5,314
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/26	650	753
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,216
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	604
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	604
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,480	3,022
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	877
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	325	396
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	272
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,311
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,165	2,664
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	617
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	775	957
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,000	1,232
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	500	631
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	945
[2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.080%	11/4/21	31,700	31,700
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.050%	11/4/21	10,900	10,900
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.050%	11/4/21	32,500	32,500
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.050%	11/4/21	23,705	23,705
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	2,300	2,309
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	1,000	1,004
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.650%	12/1/23	8,000	8,056
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.750%	12/1/23	5,000	5,018
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	12/1/21	5,000	5,003
[6]	Pennsylvania Turnpike Commission Miscellaneous Revenue	5.250%	7/15/28	3,690	4,697
[2,3,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	11/1/21	2,600	2,600
[2,3,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	11/1/21	7,500	7,500
	Pequea Valley School District GO	1.000%	5/15/22	225	226
	Pequea Valley School District GO	2.000%	5/15/23	100	103
	Pequea Valley School District GO	3.000%	5/15/24	115	122
	Pequea Valley School District GO	4.000%	5/15/27	185	217
	Pequea Valley School District GO	4.000%	5/15/28	150	179
	Peters Township School District Washington County GO	4.000%	9/15/23	190	203
	Peters Township School District Washington County GO	5.000%	1/15/24	125	137
	Peters Township School District Washington County GO	5.000%	9/15/24	150	169
	Peters Township School District Washington County GO	5.000%	1/15/25	200	227
	Peters Township School District Washington County GO	5.000%	9/15/25	250	290
	Peters Township School District Washington County GO	5.000%	1/15/26	275	322
	Peters Township School District Washington County GO	5.000%	9/15/26	185	221
	Peters Township School District Washington County GO	5.000%	1/15/27	275	331
	Peters Township School District Washington County GO	5.000%	9/15/27	625	764

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	170	187
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	170	192
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	810	936
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/27	335	394
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	365	392
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/21	125	125
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	750	765
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	5,695	5,808
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/22	1,920	1,952
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	350	362
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	650	692
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	5,705	6,074
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,147
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	2,143
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,847
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	3,052
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/22	4,470	4,690
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	5,885
[3]	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue VRDO	0.050%	11/4/21	14,675	14,675
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/23	2,565	2,714
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	3,230
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,565
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	11,878
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	6,252
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	5,659
[6]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	800	932
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,115	3,249
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,097
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	1,024
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,270
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,624
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,538
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	713
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	267
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.050%	11/4/21	9,055	9,055
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.050%	11/4/21	6,800	6,800
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.050%	11/4/21	12,295	12,295
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,026
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,750	2,925
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	7,195	7,904
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	986
[6]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,538
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/22	1,020	1,052
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	960	1,034
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	728
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	891
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,160	1,383
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	1,145
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,400	1,712
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,005	1,229
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,750	2,182
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,055	1,315
	Philadelphia PA GO	5.000%	8/1/22	4,810	4,983
	Philadelphia PA GO	5.000%	8/1/22	7,500	7,770
	Philadelphia PA GO	5.000%	8/1/22	1,660	1,720
	Philadelphia PA GO	5.000%	8/1/22	2,615	2,709
	Philadelphia PA GO	5.000%	8/1/25	8,150	9,473
	Philadelphia PA GO	5.000%	8/1/25	4,800	5,579
	Philadelphia PA GO	5.000%	5/1/26	2,860	3,399
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,816
	Philadelphia PA GO	5.000%	8/1/26	4,555	5,453
	Philadelphia PA GO	5.000%	5/1/27	2,705	3,297
	Philadelphia PA GO	5.000%	5/1/28	2,500	3,102
[3]	Philadelphia PA GO VRDO	0.050%	11/4/21	25,915	25,915
	Philadelphia PA GO, Prere.	5.250%	1/15/24	200	222
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/22	520	545
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,305	5,784
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	465
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,116

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,425	1,621
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,425	1,675
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,790	4,455
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,835	2,221
	Philadelphia School District GO	5.000%	9/1/22	4,000	4,158
	Philadelphia School District GO	5.000%	9/1/22	6,445	6,700
	Philadelphia School District GO	5.000%	9/1/22	1,035	1,076
	Philadelphia School District GO	5.000%	9/1/22	6,750	7,017
	Philadelphia School District GO	5.000%	9/1/23	6,450	7,000
	Philadelphia School District GO	5.000%	9/1/23	6,260	6,794
	Philadelphia School District GO	5.000%	9/1/23	2,820	3,061
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,449
	Philadelphia School District GO	5.000%	9/1/24	310	349
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,127
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,211
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,346
	Philadelphia School District GO	5.000%	9/1/25	1,825	2,125
	Philadelphia School District GO	5.000%	9/1/26	2,690	3,222
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,797
[6,12]	Philadelphia School District GO	5.000%	6/1/27	1,465	1,797
	Philadelphia School District GO	5.000%	9/1/27	4,105	5,014
	Philadelphia School District GO	5.000%	9/1/27	2,500	3,052
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Hotel Occupancy Tax Revenue	5.000%	2/1/26	3,030	3,130
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/22	600	606
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	885	925
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,833
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,910	2,117
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/26	2,000	2,353
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/27	2,250	2,716
[6]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/28	2,595	3,204
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	4.000%	12/15/21	700	703
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	547
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	568
	Pittsburgh PA GO	5.000%	9/1/23	420	455
	Pittsburgh PA GO	5.000%	9/1/24	520	585
	Pittsburgh School District GO	5.000%	9/1/26	2,010	2,416
[6]	Pittsburgh School District GO	5.000%	9/1/26	480	578
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	14,360	14,926
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	290	309
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	16,527
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	153
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	19,332
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	308
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	802
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	778
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	1,000	1,197
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	960	1,178
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	1,715	2,105
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/28	720	904
[5,6]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.700%	12/1/23	8,580	8,645
[4]	Plum Boro School District GO	3.300%	9/15/29	100	103
[6]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,816
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,986
[6]	Reading School District GO	5.000%	3/1/24	665	732
	Scranton PA School District GO	5.000%	6/1/22	2,150	2,205
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	272
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	338
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	366
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	1,092
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,165
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	917
[6]	Shenandoah Valley School District GO	4.000%	8/1/27	885	1,029
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	52
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/23	135	144
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	116
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	189
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	189
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	363
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	265

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	315
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,795	3,112
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	386
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	537
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	558
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	867
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/26	2,000	2,381
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/27	2,275	2,779
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	360	366
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/23	885	940
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/24	700	774
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/25	760	871
[4]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,702
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	548
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	2,223
	State Public School Building Authority College & University Revenue	5.000%	5/1/22	1,050	1,075
[4]	State Public School Building Authority College & University Revenue	5.000%	6/15/22	1,160	1,193
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/22	445	460
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	300	319
[4]	State Public School Building Authority College & University Revenue	5.000%	6/15/23	2,580	2,770
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	300	324
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	330
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	213
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	455
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	521
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,166
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	875
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	855
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,462
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	917
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,532
[4]	State Public School Building Authority College & University Revenue	5.000%	6/15/33	1,885	1,935
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	1,590	1,622
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/28	1,000	1,207
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	570
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,209
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	843
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,249
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,179
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	20,000	22,778
[5]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.410%	2/15/24	24,210	24,307
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	280	290
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	435	460
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	742
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	779
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	75	77
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	125	132
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	408
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	518
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	280	319
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	270	327
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	300	371
[9]	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	4,975
[4]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,491
	Westmoreland County PA GO	5.000%	8/15/28	890	1,105
[4]	Williamsport Sanitary Authority Sewer Revenue	5.000%	1/1/28	1,095	1,357
[4]	Woodland Hills School District GO	4.000%	9/1/26	600	681
[4]	Woodland Hills School District GO	4.000%	9/1/27	630	726
[4]	York County School of Technology Authority Lease Revenue	5.000%	2/15/23	1,265	1,341
[4]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,541
					1,733,216
Puerto Rico (0.3%)
[6]	Commonwealth of Puerto Rico GO	4.000%	7/1/22	180	182
[9]	Commonwealth of Puerto Rico GO	5.250%	7/1/22	100	100
[6]	Commonwealth of Puerto Rico GO	5.250%	7/1/24	150	151
[9]	Commonwealth of Puerto Rico GO	6.000%	7/1/27	1,480	1,495
[9]	Commonwealth of Puerto Rico GO	5.500%	7/1/29	275	294
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	910	932

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	1,305	1,347
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	270	274
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,505	1,526
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	4,180	4,238
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	1,805	1,817
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	700	710
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,410	1,429
[6]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	110	111
[6]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	145	146
[6]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	302
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	382
[13]	Puerto Rico Highway & Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	15	15
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/21	4,200	4,216
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	3,505	3,672
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,665	3,990
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	4,200	4,734
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	8,630	9,998
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	12,355	14,689
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	3,200	3,883
[6]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/27	200	202
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	12,728	12,166
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	60,313	54,508
					127,509
Rhode Island (0.4%)
	Cranston RI BAN GO	1.000%	8/23/22	1,750	1,761
[6]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	548
[6]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	580
	Providence RI GO	5.000%	1/15/22	200	202
	Providence RI GO	5.000%	1/15/23	240	252
	Providence RI GO	5.000%	1/15/24	250	273
	Providence RI GO	5.000%	1/15/25	250	282
	Providence RI GO	5.000%	1/15/26	250	289
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	6,878
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	6,015	6,472
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	3,440	3,852
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	10,216
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	515
[6]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	4.000%	5/15/22	11,705	11,943
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	610	635
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	450	469
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	200	208
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	450	489
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	695
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	326
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/23	415	453
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	423
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	756
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	1,110	1,251
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	461
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	496
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	526
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	180
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	184
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	602
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	182
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	440
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	467
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.040%	11/4/21	34,000	34,000
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.070%	11/4/21	13,445	13,445
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,510	2,568
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,500	2,578
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,795	2,974
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,700	2,880
[4]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	750	838
[4]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	630	751
[4]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/28	1,500	1,880
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/22	290	297
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/23	215	231
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/24	235	262

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	232
[6]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	239
	Rhode Island Health and Educational Building Corp. Private Schools Revenue	5.000%	10/1/28	1,300	1,640
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	327
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	304
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	610
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,955	10,678
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	3,380	3,675
[14]	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	10/1/22	1,855	1,856
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/22	140	146
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	169
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	233
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	300
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	301
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/22	2,615	2,682
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	16,101
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	1,885	1,979
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	359
					157,841
South Carolina (1.2%)
	Aiken County SC Consolidated School District GO	5.000%	4/1/25	2,180	2,517
	Beaufort County School District GO	5.000%	3/1/27	4,070	4,960
	Beaufort County School District GO	5.000%	3/1/28	7,430	9,277
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	1,380	1,509
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	10,000	10,943
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/25	550	613
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	977
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/25	3,130	3,656
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/26	4,320	5,202
	Georgetown County School District GO	5.000%	3/1/27	4,085	4,990
	Grand Strand Water & Sewer Authority Water Revenue	5.000%	6/1/27	1,530	1,879
	Grand Strand Water & Sewer Authority Water Revenue	5.000%	6/1/28	1,970	2,475
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,055	1,080
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,023
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	530	540
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,020
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/21	1,015	1,019
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/22	1,000	1,050
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	550	576
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	2,100
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	804
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	840
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,070	2,070
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,130	1,130
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/22	1,240	1,292
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/22	1,390	1,461
	Oconee County School District GO	5.000%	3/1/25	475	546
[3]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	53,495	57,450
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	9,230
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,417
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,695
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/22	2,200	2,210
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/23	1,660	1,712
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	765	824
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,300
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,131
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,788
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	1,600	1,858
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	9,212
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	6,715
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	4,503
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	9,858
	Richland County SC GO	5.000%	3/1/27	6,510	7,961
	Richland County SC School District No. 2 GO	5.000%	3/1/24	250	277
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/22	780	786
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/22	165	166
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	1,110	1,170
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	190	200
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,097

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	148
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	188
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	363
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/21	2,950	2,961
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/22	4,075	4,283
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	3,145	3,615
	South Carolina GO	5.000%	4/1/22	260	265
	South Carolina GO	4.000%	4/1/23	425	448
[2,3]	South Carolina Jobs Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	15,055	15,055
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,111
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	2,126
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	1,124
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,770
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	566
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	1,011
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/23	1,860	1,969
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	2,014
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	326
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	29,154
[2,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	7,520	7,520
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	8/1/22	1,500	1,543
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,623
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	405
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	375
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,234
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	740
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	748
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	608
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/21	135	136
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/22	145	152
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/23	165	181
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/24	185	211
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/21	3,825	3,840
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/22	2,025	2,129
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	3,198
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	1,026
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	289
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	715	718
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	10,075	10,588
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	7,500	7,884
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	1,185	1,246
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	580	610
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	570
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	3,615	3,962
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	600	683
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,230	11,644
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	12,590
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	1,645	1,893
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	570	677
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	260	307
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/25	1,105	1,109
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	1,045	1,049
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	450	452
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	3,270	3,283
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	615	632
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	995	1,023
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	525	540
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	585	601
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,040	1,069
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	617
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,380	1,419
[14]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,090	3,299
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	6,395	6,979
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,945	6,427
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	5.000%	10/1/23	4,885	5,325
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	7,050	7,685

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	16,200	18,371
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	19,031
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,798
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	21,790	26,325
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,846
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	400
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	555
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	574
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	405	413
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,200
[6]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	879
	University of South Carolina College & University Revenue	5.000%	5/1/23	1,000	1,071
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	835
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	863
	York County SC GO	5.000%	4/1/25	3,825	4,245
					468,851
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	2,785	2,992
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	980	1,053
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/22	375	382
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/23	750	799
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,241
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,148
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	500	500
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	550	550
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,285	1,335
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	140	145
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	419
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	535	560
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	812
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	206
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,123
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	226
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	580
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	558
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	199
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	860
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	917
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,131
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,312
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	5,835	6,269
					29,317
Tennessee (1.8%)
	Bedford County TN GO	5.000%	6/1/27	2,665	3,258
	Bedford County TN GO	5.000%	6/1/28	2,805	3,511
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,159
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,600	1,910
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/22	2,015	2,096
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	641
[3]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.050%	11/1/21	10,810	10,810
	Dyer County TN GO	3.000%	6/1/27	1,400	1,560
	Franklin TN GO	5.000%	6/1/27	1,810	2,230
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,265	1,305
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	969
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,500	3,766
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,810	3,022
	Hamilton County TN GO	5.000%	1/1/25	685	784
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	3,545	3,614
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,000	1,108
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,100	1,300
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	960	978
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	145	150
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,500	1,594
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,479
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,379
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,929
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	2,174
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,668

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Knox County TN GO	5.000%	6/1/25	1,375	1,595
	Knoxville TN Gas System Natural Gas Revenue	5.000%	3/1/27	3,130	3,820
	Knoxville TN Wastewater System Sewer Revenue	4.000%	4/1/26	7,360	8,442
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/24	775	884
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/26	600	728
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/27	435	541
	Memphis TN Gas Natural Gas Revenue	5.000%	12/1/24	665	758
	Memphis TN GO	5.000%	5/1/26	5,130	6,128
	Memphis TN GO	5.000%	5/1/27	2,245	2,750
	Memphis TN GO	5.000%	5/1/27	3,215	3,938
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/26	675	815
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/27	775	959
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	325	336
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	183
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	150	167
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	219
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	195	221
	Metropolitan Government of Nashville & Davidson County TN	0.010%	11/3/21	17,500	17,500
	Metropolitan Government of Nashville & Davidson County TN CP GO	0.000%	12/7/21	12,500	12,500
	Metropolitan Government of Nashville & Davidson County TN GO	0.010%	1/6/22	12,500	12,500
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	18,905	20,385
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	27,204
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,744
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	10,000	12,470
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/22	3,945	4,071
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	46,420	50,046
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	14,485	15,617
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,157
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	1,013
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,025	1,254
	Montgomery County TN GO	4.000%	4/1/25	500	526
	Montgomery County TN GO	5.000%	6/1/25	1,100	1,277
	Montgomery County TN GO	5.000%	6/1/26	1,725	2,064
	Montgomery County TN GO	5.000%	6/1/27	2,275	2,791
	Montgomery County TN GO	5.000%	6/1/28	2,175	2,734
[7]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,355
[7]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,405
	Public Building Authority of Sevier County TN Lease Revenue VRDO	0.030%	11/1/21	12,900	12,900
[3]	Public Building Authority of Sevier County TN Miscellaneous Revenue VRDO	0.070%	11/3/21	5,000	5,000
	Putnam County TN GO	5.000%	4/1/26	2,705	3,215
	Putnam County TN GO	5.000%	4/1/27	2,840	3,472
	Putnam County TN GO	5.000%	4/1/28	2,985	3,730
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,210	1,295
[6]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	28,705	28,705
	Shelby County TN GO	5.000%	4/1/25	4,710	5,436
	Shelby County TN GO VRDO	0.050%	11/4/21	13,000	13,000
	Sullivan County TN GO	5.000%	5/1/22	2,745	2,811
	Sullivan County TN GO	5.000%	5/1/23	2,985	3,194
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/22	335	345
[3]	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	215	225
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	375	393
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/23	320	341
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/24	350	378
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	548
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	555
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	673
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	624
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,306
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	3,245
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,606
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	3,422
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,793
[3]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	59,525	66,907

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	59,440	69,465
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	2,350	2,377
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,585	1,649
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/22	105	110
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	5,825	6,154
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	3,086
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	136
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,595	7,444
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	141
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	203
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	400	473
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	238
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	2,270	2,691
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,216
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,709
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	93,880	98,307
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	16,595	18,522
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	530	552
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	2,435	2,617
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	1,105	1,157
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,830	3,076
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,120	5,481
	Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/25	4,635	5,455
	Washington County TN GO	4.000%	6/1/23	2,050	2,170
	Wilson County TN GO	5.000%	4/1/24	3,420	3,804
					682,843
Texas (11.2%)
	Alamo Community College District GO	5.000%	8/15/23	5,455	5,920
	Alamo Community College District GO	5.000%	8/15/24	12,260	13,835
	Alamo Community College District GO	5.000%	8/15/25	8,255	9,637
	Aldine Independent School District GO	5.000%	2/15/25	350	402
	Aledo Independent School District GO	5.000%	2/15/26	835	989
	Alief Independent School District GO	5.000%	2/15/25	2,595	2,976
	Alief Independent School District GO	5.000%	2/15/26	1,300	1,539
	Allen Independent School District GO	5.000%	2/15/25	1,000	1,106
	Allen Independent School District GO	5.000%	2/15/25	1,170	1,344
	Alvin TX Independent School District GO	5.000%	2/15/26	400	474
	Alvin TX Independent School District GO	5.000%	2/15/27	250	304
	Alvin TX Independent School District GO	5.000%	2/15/28	500	623
	Alvin TX Independent School District GO	5.000%	2/15/28	50	59
	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,884
	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,279
	Amarillo TX GO	4.000%	2/15/27	1,750	2,038
	Amarillo TX GO	4.000%	2/15/28	1,825	2,161
	Amarillo TX GO	4.000%	2/15/29	1,900	2,282
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	335	347
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	155	165
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	208
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	365
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	226
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	464
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	205	229
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	238
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	500
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	634
	Arlington TX GO	4.000%	8/15/23	2,925	3,120
	Arlington TX GO	5.000%	8/15/24	2,925	3,303
	Arlington TX GO	5.000%	8/15/24	2,795	3,156
	Arlington TX GO	5.000%	8/15/25	2,925	3,419
	Arlington TX GO	5.000%	8/15/26	2,920	3,521
	Arlington TX GO	5.000%	8/15/27	1,040	1,284
	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,614
	Arlington TX Independent School District GO, Prere.	5.000%	2/15/23	1,400	1,486
	Arlington TX Special Tax Revenue	4.000%	2/15/22	750	758
	Arlington TX Special Tax Revenue	4.000%	2/15/23	910	953
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,556
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,409
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,281
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/27	2,205	2,699

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/21	250	251
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	262
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	243
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	333
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,434
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,440
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	984
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,772
	Austin Community College District GO	5.000%	8/1/27	1,700	2,093
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	1,000	1,036
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	200	216
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	200	225
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	297
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,174
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/22	870	875
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/23	750	780
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	1,090	1,168
	Austin Independent School District GO	5.000%	8/1/24	1,360	1,532
	Austin Independent School District GO	5.000%	8/1/25	1,815	2,115
	Austin Independent School District GO	5.000%	8/1/26	3,095	3,716
	Austin Independent School District GO	5.000%	8/1/26	9,690	11,635
	Austin Independent School District GO	5.000%	8/1/26	575	690
	Austin Independent School District GO	5.000%	8/1/27	2,250	2,770
	Austin Independent School District GO	5.000%	8/1/28	2,500	3,152
	Austin TX GO	5.000%	9/1/22	11,740	12,208
	Austin TX GO	5.000%	9/1/25	500	520
	Austin TX GO	5.000%	9/1/27	4,340	5,368
	Austin TX GO	5.000%	9/1/28	13,635	17,267
	Austin TX Utility System Revenue	0.010%	11/1/21	5,225	5,225
	Austin TX Utility System Revenue CP	0.000%	11/1/21	5,350	5,350
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	513
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/22	100	105
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	3,390	4,104
[8]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	4,325	5,228
[8]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/27	2,500	3,103
[8]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	1,500	1,902
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	513
	Bastrop Independent School District GO	5.000%	2/15/27	1,910	2,326
	Bastrop Independent School District GO	5.000%	2/15/28	1,000	1,244
	Bastrop Independent School District GO	5.000%	2/15/29	2,265	2,881
	Beaumont Independent School District GO	5.000%	2/15/23	3,945	4,182
	Beaumont Independent School District GO	5.000%	2/15/24	4,150	4,588
	Beaumont Independent School District GO	5.000%	2/15/25	4,360	5,002
	Bedford TX GO	5.000%	2/1/22	2,515	2,545
	Bedford TX GO	5.000%	2/1/23	2,635	2,786
	Bedford TX GO	5.000%	2/1/24	2,775	3,058
	Bedford TX GO	5.000%	2/1/25	2,920	3,335
	Bexar County Hospital District GO	5.000%	2/15/22	1,555	1,576
	Bexar County Hospital District GO	5.000%	2/15/23	1,545	1,639
	Bexar County TX GO	5.000%	6/15/24	350	392
	Bexar County TX GO	5.000%	6/15/24	1,020	1,144
	Bexar County TX GO	5.000%	6/15/25	1,560	1,812
	Bexar County TX GO	5.000%	6/15/26	2,240	2,682
	Bexar County TX GO	5.000%	6/15/27	1,175	1,444
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	2,088
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	9,500	12,004
	Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,245
	Brazosport Independent School District GO	5.000%	2/15/26	1,775	2,104
	Brazosport Independent School District GO	5.000%	2/15/27	505	616
	Burnet Consolidated Independent School District GO	5.000%	8/1/26	800	961
	Burnet Consolidated Independent School District GO	5.000%	8/1/27	800	986
	Burnet Consolidated Independent School District GO	5.000%	8/1/28	835	1,053
	Calhoun County Independent School District GO	5.000%	2/15/24	3,900	4,304
	Canyon Independent School District GO	5.000%	2/15/26	3,540	4,186
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	9/1/22	6,875	6,880
	Carrollton TX GO	5.000%	8/15/26	1,225	1,473
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	2,875	3,051
	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	519
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	740	851

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,779
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/27	2,785	3,397
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,374
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	225	227
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	2,675	2,696
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	75	76
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	4,500	4,743
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	1,170	1,231
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	126
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	171
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	147
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	446
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,460
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	5,655	6,579
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	400
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	855
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	4,700	5,227
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	8,365	8,342
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	112
[10]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/22	1,920	1,917
	Clear Creek Independent School District GO	5.000%	2/15/24	440	487
	Clear Creek Independent School District GO	5.000%	2/15/25	675	776
	Clear Creek Independent School District GO	5.000%	2/15/25	325	373
	Clear Creek Independent School District GO	5.000%	2/15/26	700	831
	Clear Creek Independent School District GO	5.000%	2/15/28	1,250	1,559
	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,579
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,512
	Clint Independent School District GO	5.000%	8/15/25	1,505	1,754
	College Station TX GO	5.000%	2/15/22	1,650	1,673
	College Station TX GO	5.000%	2/15/23	1,735	1,842
	College Station TX GO	5.000%	2/15/24	3,655	4,042
	Collin County Community College District GO	5.000%	8/15/24	2,260	2,550
	Collin County Community College District GO	5.000%	8/15/24	115	130
	Collin County Community College District GO	5.000%	8/15/25	1,760	2,055
	Collin County Community College District GO	5.000%	8/15/26	2,775	3,340
	Collin County Community College District GO	5.000%	8/15/27	3,680	4,544
	Collin County Community College District GO	5.000%	8/15/28	1,035	1,309
	Collin County TX GO	5.000%	2/15/26	2,225	2,635
	Collin County TX GO	5.000%	2/15/27	1,335	1,626
	Collin County TX GO	5.000%	2/15/28	1,000	1,248
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/22	1,000	1,008
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/23	1,495	1,576
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/24	1,625	1,784
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/25	1,055	1,200
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/27	1,835	2,207
	Comal Independent School District GO	5.000%	2/1/27	4,385	5,333
	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,958
	Conroe Independent School District GO	5.000%	2/15/25	4,490	5,157
	Conroe Independent School District GO	5.000%	2/15/26	3,570	4,233
	Conroe Independent School District GO	5.000%	2/15/27	5,535	6,543
	Conroe TX GO	5.000%	11/15/24	1,415	1,610
	Coppell Independent School District GO	5.000%	8/15/22	1,000	1,038
	Coppell Independent School District GO	5.000%	8/15/25	5,995	7,003
	Corpus Christi TX GO	5.000%	3/1/26	1,800	2,135
	Corpus Christi TX GO	5.000%	3/1/26	70	80
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,771
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/22	5,000	5,070
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	2,480	2,849
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	2,140	2,458
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	4,000	4,739
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,330	1,576
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,250	1,481
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	170	207
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,555	4,332
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	230	280
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,000	1,218
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	3,695	4,609
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	1,185	1,478
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	625	797

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,750	5,794
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,825	5,870
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,625	10,706
	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	9,220	9,136
	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	13,505	13,382
	Cypress-Fairbanks Independent School District GO, Prere.	5.000%	2/15/23	965	1,024
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	590	592
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	140	147
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	658
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,196
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	314
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	2,910	3,427
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	750	883
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/26	1,045	1,266
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,321
	Dallas College GO	5.000%	2/15/25	3,270	3,733
	Dallas County Utility & Reclamation District GO	5.000%	2/15/22	5,365	5,436
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	2,300	2,436
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,059
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/21	4,045	4,045
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	148
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,160	2,452
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,840	9,172
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	11,000	13,227
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,050	6,224
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	5,854
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,200	1,478
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,000	1,256
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,500	1,887
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	930	1,191
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,805
	Dallas Independent School District GO	4.000%	2/15/26	19,410	22,161
	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,333
	Dallas Independent School District GO	5.000%	2/15/27	7,000	8,521
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	8,800	8,922
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	8,835	8,958
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	310	314
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	2,815	2,854
	Dallas Independent School District GO, Prere.	4.000%	8/15/22	1,190	1,226
	Dallas Independent School District GO, Prere.	4.000%	8/15/22	2,860	2,946
	Dallas TX GO	5.000%	2/15/23	1,440	1,460
[4]	Dallas TX GO	5.000%	2/15/23	3,400	3,609
[4]	Dallas TX GO	5.000%	2/15/23	10,875	11,543
	Dallas TX GO	5.000%	2/15/24	6,280	6,945
	Dallas TX GO	5.000%	2/15/24	7,700	8,516
	Dallas TX GO	5.000%	2/15/25	9,000	10,325
	Dallas TX GO	5.000%	2/15/25	7,700	8,834
	Dallas TX GO	5.000%	2/15/26	3,410	4,029
	Dallas TX GO	5.000%	2/15/28	5,540	6,849
[8]	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/22	4,095	4,242
[8]	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/23	1,685	1,822
[8]	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	2,000	2,248
[8]	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/25	2,955	3,434
[8]	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,592
[8]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	2,282
[8]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,464
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	3,735	4,237
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	3,315	3,760
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	2,041
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,510	2,947
	Deer Park Independent School District GO PUT	0.160%	10/3/22	1,885	1,883
	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,741
	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,196
	Del Valle Independent School District GO	5.000%	6/15/27	1,000	1,226
	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,254
	Denton County TX GO	5.000%	7/15/24	515	579
	Denton County TX GO	5.000%	7/15/25	1,670	1,943
	Denton County TX GO	5.000%	7/15/26	1,855	2,226
	Denton Independent School District GO	0.000%	8/15/22	5,000	4,992

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denton Independent School District GO	5.000%	8/15/24	2,850	3,215
	Denton Independent School District GO	5.000%	8/15/25	1,170	1,340
	Denton Independent School District GO	5.000%	8/15/27	1,250	1,540
	Denton Independent School District GO PUT	2.000%	8/1/24	4,500	4,688
	Denton TX GO	5.000%	2/15/24	1,430	1,583
	Dickinson Independent School District GO	4.000%	2/15/27	2,125	2,475
	Dickinson Independent School District GO	5.000%	2/15/28	1,115	1,389
	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,250	2,243
	Donna TX Independent School District GO	5.000%	2/15/24	250	277
	Donna TX Independent School District GO	5.000%	2/15/25	500	574
	Donna TX Independent School District GO	5.000%	2/15/26	500	593
	Dripping Springs TX Independent School District GO	5.000%	2/15/26	1,525	1,683
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/24	720	812
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	675	787
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/26	1,000	1,201
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/27	1,250	1,537
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/28	1,100	1,385
	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	15,935
	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,377
	Eanes Independent School District GO	5.000%	8/1/26	2,470	2,970
	Ector County Hospital District GO	5.000%	9/15/22	210	217
	Ector County Hospital District GO	5.000%	9/15/24	445	490
	Ector County Hospital District GO	5.000%	9/15/25	250	283
	Ector County Hospital District GO	5.000%	9/15/26	700	807
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,250
	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,239
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/23	1,505	1,601
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	1,969
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,276
	El Paso TX GO	5.000%	8/15/22	400	415
	El Paso TX GO	5.000%	8/15/22	435	452
	El Paso TX GO	5.000%	8/15/22	2,860	2,969
	El Paso TX GO	5.000%	8/15/23	255	277
	El Paso TX GO	5.000%	8/15/24	135	152
	El Paso TX GO	5.000%	8/15/24	350	394
	El Paso TX GO	5.000%	8/15/24	480	541
	El Paso TX GO	5.000%	8/15/25	685	797
	El Paso TX GO	5.000%	8/15/25	2,210	2,572
	El Paso TX GO	5.000%	8/15/25	1,005	1,170
	El Paso TX GO	5.000%	8/15/26	1,010	1,211
	El Paso TX GO	5.000%	8/15/26	1,110	1,331
	El Paso TX GO	5.000%	8/15/26	685	821
	El Paso TX GO	5.000%	8/15/26	535	641
	El Paso TX GO	5.000%	8/15/26	535	641
	El Paso TX GO	5.000%	8/15/27	715	878
	El Paso TX GO	5.000%	8/15/27	50	56
	El Paso TX GO	5.000%	8/15/27	400	491
	El Paso TX GO	5.000%	8/15/27	300	369
	El Paso TX GO	5.000%	8/15/28	435	547
	El Paso TX GO	5.000%	8/15/28	400	503
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	1,140	1,158
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	3,095	3,549
	El Paso TX Water & Sewer Water Revenue, Prere.	5.000%	3/1/22	2,500	2,540
	Forney Independent School District GO	5.000%	8/15/25	1,010	1,178
	Forney Independent School District GO	5.000%	8/15/26	1,000	1,201
	Forney Independent School District GO	5.000%	8/15/27	875	1,077
	Forney Independent School District GO	5.000%	8/15/28	585	737
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	265	268
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	105	106
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	580	601
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	657
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	38
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	277
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	357
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	707
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	72
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	188
	Fort Bend County TX GO	5.000%	3/1/23	1,275	1,356
	Fort Bend County TX GO	5.000%	3/1/24	3,770	4,179

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Bend County TX GO	5.000%	3/1/24	190	211
	Fort Bend County TX GO	5.000%	3/1/24	500	554
	Fort Bend County TX GO	5.000%	3/1/25	2,785	3,203
	Fort Bend County TX GO	5.000%	3/1/25	200	230
	Fort Bend County TX GO	5.000%	3/1/25	500	575
	Fort Bend County TX GO	5.000%	3/1/26	425	504
	Fort Bend County TX GO	5.000%	3/1/26	720	854
	Fort Bend County TX GO	5.000%	3/1/27	250	304
	Fort Bend County TX GO	5.000%	3/1/27	500	609
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/22	200	203
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/23	200	212
[2,3]	Fort Bend County TX Toll Road Highway Revenue TOB VRDO	0.090%	11/4/21	1,525	1,525
	Fort Bend Independent School District GO	5.000%	2/15/25	2,615	3,002
	Fort Bend Independent School District GO	5.000%	8/15/25	2,240	2,614
	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,167
	Fort Bend Independent School District GO	5.000%	8/15/25	160	187
	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,600
	Fort Bend Independent School District GO	5.000%	8/15/26	3,020	3,632
	Fort Bend Independent School District GO	5.000%	8/15/26	760	914
	Fort Bend Independent School District GO	5.000%	8/15/26	250	301
	Fort Bend Independent School District GO	5.000%	8/15/27	600	740
	Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,385	10,509
	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,985	3,010
	Fort Worth Independent School District GO	5.000%	2/15/23	850	902
	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,847
	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,296
	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	2,208
	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,444
	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,787
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,967
	Fort Worth Independent School District GO	5.000%	2/15/27	965	1,141
	Fort Worth TX GO	5.000%	3/1/25	4,535	5,203
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,390
	Fort Worth TX GO	5.000%	3/1/27	4,530	5,502
	Fort Worth TX GO	5.000%	3/1/27	2,210	2,684
	Fort Worth TX GO	4.000%	3/1/28	3,680	4,350
	Fort Worth TX GO	5.000%	3/1/28	1,430	1,778
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	2,223
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/27	4,455	5,200
	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,559
	Friendswood Independent School District GO	4.000%	2/15/26	1,410	1,608
	Friendswood Independent School District GO	4.000%	2/15/27	625	727
	Friendswood Independent School District GO	4.000%	2/15/28	645	764
	Frisco Independent School District GO	5.000%	8/15/24	1,535	1,593
	Frisco Independent School District GO	5.000%	8/15/24	2,975	3,356
	Frisco Independent School District GO	5.000%	8/15/25	1,900	2,217
	Frisco Independent School District GO	5.000%	8/15/25	2,640	3,081
	Frisco Independent School District GO	5.000%	8/15/26	1,830	2,200
	Frisco Independent School District GO	4.000%	2/15/28	5,690	6,747
	Frisco TX GO	5.000%	2/15/24	10,000	10,614
	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,162
	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,820
	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,167
	Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,404
	Galena Park Independent School District GO	5.000%	8/15/27	1,500	1,849
	Galveston County TX GO	4.000%	2/1/22	1,110	1,121
	Galveston County TX GO	4.000%	2/1/23	840	878
	Galveston County TX GO	4.000%	2/1/24	1,000	1,079
	Galveston County TX GO	4.000%	2/1/25	1,085	1,204
	Garland Independent School District GO	5.000%	2/15/26	6,275	7,208
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	825
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	891
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	926
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,829
	Garland TX GO	5.000%	2/15/23	500	531
	Garland TX GO	5.000%	2/15/25	800	917
	Garland TX GO	5.000%	2/15/26	690	815
	Georgetown Independent School District GO	5.000%	8/15/22	100	104
	Georgetown Independent School District GO PUT	2.750%	8/1/22	7,750	7,897

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goose Creek Consolidated Independent School District GO	5.000%	2/15/24	1,630	1,803
	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,681
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	4,075	4,083
	Goose Creek Consolidated Independent School District GO PUT	0.150%	10/3/22	4,100	4,097
	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	17,060	17,002
	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,188
	Granbury Independent School District GO, Prere.	5.000%	8/1/23	1,205	1,305
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	183,315	193,700
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	30,770	33,411
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	1,000	1,089
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	10,243
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/25	1,450	1,455
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,751
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	220	259
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/27	460	555
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/28	520	641
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	0.030%	11/1/21	15,400	15,400
	Hallsville TX Independent School District GO	5.000%	2/15/27	4,150	5,054
	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,651
[4]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,100	1,112
	Harlandale Independent School District GO PUT	0.750%	8/15/25	8,800	8,804
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/21	760	761
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/22	600	629
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	831
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,165
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,950	2,955
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	514
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,560	2,672
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,044
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,070	2,170
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,052
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	752
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,362
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,645
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,397
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,265
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,693
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	695	813
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,110	6,007
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	9,759
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue CP	0.100%	11/1/21	34,170	34,170
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	3,400	3,563
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	1,320	1,387
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,000	11,312
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	8,650	9,813
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	4,002
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	13,215	15,845
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	4,255	5,103
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, 1M USD LIBOR + 0.650%	0.708%	7/1/24	2,500	2,510
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.470%	12/1/22	6,500	6,498
[2,3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	15,060	15,060
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/3/21	27,070	27,070
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/3/21	17,590	17,590
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	39,000	39,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	13,750	13,750
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,351
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	8,535
	Harris County Flood Control District GO	5.000%	10/1/28	1,700	2,149
	Harris County Flood Control District Lease Revenue	5.000%	10/1/24	3,295	3,735
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	2,995
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,235	1,252
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,000	2,119
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	3,076
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/25	1,000	1,167
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/28	2,565	3,189
	Harris County TX GO	5.000%	10/1/22	10,025	10,466
	Harris County TX GO	5.000%	10/1/23	8,575	8,947

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX GO	5.000%	10/1/23	3,950	4,121
	Harris County TX GO	5.000%	10/1/24	9,000	9,394
	Harris County TX GO	5.000%	10/1/24	6,580	7,460
	Harris County TX GO	5.000%	10/1/24	3,315	3,758
	Harris County TX GO	5.000%	10/1/25	1,825	2,138
	Harris County TX GO	5.000%	10/1/25	1,140	1,336
	Harris County TX GO	5.000%	10/1/26	1,570	1,846
	Harris County TX GO	5.000%	10/1/26	485	586
	Harris County TX GO	5.000%	10/1/26	1,000	1,209
	Harris County TX GO	5.000%	10/1/27	5,030	6,221
	Harris County TX GO	5.000%	10/1/27	505	625
	Harris County TX GO	5.000%	10/1/28	350	442
	Harris County TX GO	5.000%	10/1/28	1,000	1,263
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	12,456
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/27	280	239
	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	958
[2]	Hays County TX	2.500%	9/15/25	165	166
	Hays County TX GO	5.000%	2/15/23	1,120	1,187
	Hays County TX GO	5.000%	2/15/23	840	890
	Hays County TX GO	5.000%	2/15/24	1,035	1,144
	Hays County TX GO	5.000%	2/15/24	840	929
	Hays County TX GO	5.000%	2/15/25	1,265	1,449
	Hays County TX GO	5.000%	2/15/25	850	974
	Hays County TX GO	5.000%	2/15/26	1,600	1,888
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/22	400	412
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/23	350	373
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	485
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	555	647
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	1,079
	Houston Community College System College & University Revenue	5.000%	4/15/23	2,000	2,135
	Houston Community College System College & University Revenue	5.000%	4/15/24	2,895	3,218
	Houston Community College System GO	5.000%	2/15/25	1,690	1,938
	Houston Community College System GO	5.000%	2/15/26	800	946
	Houston Community College System GO	5.000%	2/15/26	3,005	3,552
	Houston Community College System GO	5.000%	2/15/26	3,000	3,546
	Houston Community College System GO	5.000%	2/15/27	2,870	3,489
	Houston Community College System GO	5.000%	2/15/27	2,655	3,227
	Houston Community College System GO	5.000%	2/15/27	4,450	5,409
	Houston Community College System GO	5.000%	2/15/28	1,570	1,953
	Houston Community College System GO	5.000%	2/15/28	1,235	1,536
	Houston Independent School District GO	5.000%	2/15/24	20,455	22,657
	Houston Independent School District GO	5.000%	2/15/25	8,540	9,822
	Houston Independent School District GO PUT	2.250%	6/1/22	21,595	21,840
	Houston Independent School District GO PUT	2.250%	6/1/22	4,925	4,981
	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,757
	Houston Independent School District GO PUT	4.000%	6/1/23	11,750	12,421
	Houston Independent School District GO PUT	3.000%	6/1/24	2,200	2,346
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	200	206
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,579
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	6,321
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	2,043
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,285	2,731
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,780	2,178
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,000	3,672
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,415	3,011
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,700	1,754
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.050%	11/4/21	54,850	54,850
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,301
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/22	7,315	7,676
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	7,430	8,145
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	260	285
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	2,060	2,349
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,771
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	4,115	5,101
[5]	Houston TX Combined Utility System Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.010%	0.050%	11/5/21	5,000	5,000
[3]	Houston TX Combined Utility System Water Revenue VRDO	0.060%	11/4/21	68,550	68,550
	Houston TX GO	5.000%	3/1/24	10,000	11,087
	Houston TX GO	5.000%	3/1/25	5,000	5,749
	Houston TX GO	5.000%	3/1/26	3,530	4,183

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX GO	5.000%	3/1/27	6,225	7,572
	Houston TX GO	5.000%	3/1/28	2,000	2,489
	Houston TX GO, Prere.	5.000%	3/1/22	1,000	1,016
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/22	90	93
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	90	96
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	137
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	124
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	161
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	332
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	433
	Humble Independent School District GO	5.500%	2/15/25	1,710	1,993
	Humble Independent School District GO	4.000%	2/15/26	4,000	4,449
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,665	1,875
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,242
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	4,963
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,554
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,665
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,505
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	250	261
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	381
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	515	580
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	581
[5]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.150%	10/15/23	1,470	1,476
	Irving Independent School District GO	5.000%	2/15/25	2,280	2,614
	Irving TX GO	5.000%	9/15/25	3,090	3,614
	Irving TX GO	5.000%	9/15/26	3,150	3,796
	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	2,083
[2]	Justin TX	2.500%	9/1/26	125	123
	Katy Independent School District GO	4.000%	2/15/24	410	430
	Katy Independent School District GO	4.000%	2/15/25	1,000	1,048
	Kaufman County TX GO	5.000%	2/15/25	255	292
	Kaufman County TX GO	5.000%	2/15/25	125	143
	Kaufman County TX GO	5.000%	2/15/26	200	236
	Kaufman County TX GO	5.000%	2/15/26	165	195
	Kaufman County TX GO	5.000%	2/15/27	200	242
	Kaufman County TX GO	5.000%	2/15/27	175	212
	Keller TX Independent School District GO, Prere.	4.000%	8/15/23	6,770	7,223
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,036
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	276
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	380
	Klein Independent School District GO	5.000%	8/1/24	375	422
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,316
	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,229
	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,923
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/25	225	259
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/27	240	289
	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,764
	Lake Travis Independent School District GO PUT	1.000%	2/15/22	3,075	3,096
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	505	509
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,020	1,027
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,265	1,273
	Lamar Consolidated Independent School District GO	5.000%	2/15/25	3,175	3,219
	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,563
[2,3]	Lamar Consolidated Independent School District GO TOB VRDO	0.120%	11/4/21	1,970	1,970
	Laredo TX GO	5.000%	2/15/27	240	284
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/22	270	274
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/24	245	272
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	132
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	248
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	325
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	267
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	515
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	435	540
	League City TX GO	5.000%	2/15/27	465	568
	Leander Independent School District GO	0.000%	8/16/22	9,615	9,596

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Leander Independent School District GO	0.000%	8/16/23	8,500	8,446
	Leander Independent School District GO	5.000%	8/15/24	850	958
	Leander Independent School District GO	5.000%	8/15/25	2,860	3,336
	Leander Independent School District GO	5.000%	8/15/27	5,335	6,410
	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	380
	Lewisville Independent School District GO	5.000%	8/15/22	2,605	2,704
	Lewisville Independent School District GO	5.000%	8/15/25	1,000	1,127
	Lewisville Independent School District GO	5.000%	8/15/25	1,800	2,101
	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,930
	Lewisville Independent School District GO	5.000%	8/15/26	3,245	3,655
	Lewisville Independent School District GO	5.000%	8/15/26	2,535	3,049
	Little Elm Independent School District GO PUT	0.680%	8/15/25	3,250	3,252
	Lone Star College System College & University Revenue	5.000%	2/15/22	35	35
	Lone Star College System GO	5.000%	2/15/22	6,085	6,169
	Longview Independent School District GO	5.000%	2/15/26	275	324
[8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/23	200	211
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,535	1,713
[8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,350	1,481
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	5,105	5,234
[8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,435	1,628
[6,8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	985	1,153
[6,8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,380	1,652
[6,8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/28	2,285	2,791
[6,8]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/29	1,745	2,167
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	513
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	5,000	5,129
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	1,000	1,072
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	350	375
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,310	3,550
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,161
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	558
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,770	1,975
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,000	2,312
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	578
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	430	497
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,420	2,798
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,842
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	3,000	3,577
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,000	1,192
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,600	3,100
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,070	1,308
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	3,918
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,000	1,223
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	2,250	2,751
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	500	625
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,360	2,948
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	6,155	6,314
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,180
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	1,100	1,128
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	6,025	6,178
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	2,455	2,633
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	1,985	2,129
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	3,095	3,454
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	4,255	4,749
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,138
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,075	2,399
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	4,200	4,685
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	6,565	7,590
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	3,045	3,266
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,599
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,793
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	135	155
	Lower Neches Valley Authority Industrial Development Corp. Industrial Revenue VRDO	0.040%	11/1/21	10,000	10,000
	Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) VRDO	0.040%	11/1/21	17,940	17,940
	Lubbock County TX GO	4.000%	2/15/28	2,090	2,475
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/27	800	975
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/28	1,000	1,245
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/29	1,150	1,460
	Lubbock TX GO	5.000%	2/15/22	645	654

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lubbock TX GO	5.000%	2/15/25	3,160	3,492
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/26	400	473
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/27	350	426
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/28	350	436
	Lufkin Independent School District GO	5.000%	8/15/27	2,095	2,582
	Mainland College GO	5.000%	8/15/22	625	648
	Mainland College GO	5.000%	8/15/23	515	557
	Mainland College GO	5.000%	8/15/24	280	315
	Mainland College GO	5.000%	8/15/25	350	407
	Mainland College GO	5.000%	8/15/26	400	478
	Mainland College GO	5.000%	8/15/27	500	612
	Manor Independent School District GO	5.000%	8/1/25	1,100	1,278
	Manor Independent School District GO	5.000%	8/1/26	840	1,004
	Manor Independent School District GO	5.000%	8/1/27	1,255	1,539
	Mansfield Independent School District GO	4.000%	2/15/24	2,540	2,746
	Mansfield Independent School District GO	4.000%	2/15/25	4,910	5,459
	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,672
	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,842
	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,453
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,330	3,492
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,010	3,156
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	4,440	4,656
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	2,885	3,025
	McKinney Independent School District GO	5.000%	2/15/25	2,000	2,299
	McKinney Independent School District GO	5.000%	2/15/26	1,500	1,779
	McKinney Independent School District GO	5.000%	2/15/27	1,450	1,769
	McKinney Independent School District GO	5.000%	2/15/28	1,450	1,807
[6]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	594
[6]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	513
[6]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	650
[6]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,265
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,439
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,590	1,869
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	2,600	2,955
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	2,440	2,868
	Midland County Hospital District GO	5.000%	5/15/22	605	620
	Midland County Hospital District GO	5.000%	5/15/23	500	536
	Midland County Hospital District GO	5.000%	5/15/24	670	747
	Midland County Hospital District GO	5.000%	5/15/25	360	415
	Midland County Hospital District GO	5.000%	5/15/26	390	462
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,641
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,764
	Midlothian Independent School District GO	5.000%	2/15/24	500	552
	Midlothian Independent School District GO	5.000%	2/15/25	370	424
	Midlothian Independent School District GO	5.000%	2/15/26	550	649
	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,639
	Midlothian Independent School District GO	5.000%	2/15/27	700	848
	Midlothian Independent School District GO	5.000%	2/15/27	2,425	2,939
	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,265	3,386
	Midway Independent School District GO	5.000%	8/1/26	1,320	1,587
	Midway Independent School District GO	5.000%	8/15/26	750	903
	Midway Independent School District GO	4.000%	8/1/27	1,500	1,761
	Midway Independent School District GO	5.000%	8/15/27	525	646
	Midway Independent School District GO	4.000%	8/1/28	1,230	1,465
	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/26	1,200	1,419
	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	670	812
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	270
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	560
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	866
	Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,233
	Nederland Independent School District GO	5.000%	8/15/25	1,875	2,188
	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,368
	Nederland Independent School District GO	5.000%	8/15/27	750	925
	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,261
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/26	755	901
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/28	580	726
	New Braunfels TX Utility System Revenue	0.010%	11/9/21	12,250	12,250
	New Caney Independent School District GO	5.000%	2/15/23	50	53
	New Caney Independent School District GO PUT	1.250%	8/15/24	2,350	2,397

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	3,098
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,953
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,193
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	2,000	2,129
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/22	775	808
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	835	906
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	703
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	2,665	2,292
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,720
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, ETM	4.000%	4/1/22	215	218
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	420	512
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	425	518
[2,3]	New York State Urban Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	6,500	6,500
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/22	1,000	1,045
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,086
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	755	787
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	900	937
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,192
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,402
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,358
	North East TX Independent School District GO	5.000%	8/1/25	400	467
	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,346
	North East TX Independent School District GO	5.000%	8/1/26	420	505
	North East TX Independent School District GO PUT	0.250%	8/1/22	1,660	1,660
	North East TX Independent School District GO PUT	2.375%	8/1/22	5,735	5,828
	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	15,579
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	849
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	793
[4]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	2,885	3,397
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	2,530	3,054
[4]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,833
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	4,256
[4]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	1,585	1,964
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/28	3,595	4,531
[2]	North Parkway Municipal Management District No. 1	3.625%	9/15/26	250	258
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/23	785	844
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,470	1,701
[8]	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/24	18,450	20,234
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	1,000	1,016
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	590	688
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/26	500	601
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/27	750	923
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	6,765	6,819
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	1,675	1,688
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	2,640	2,661
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,055
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	6,785	7,160
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,375	3,560
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,205	3,382
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,465	5,765
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,540	4,785
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,385	5,678
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,539
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,850	5,332
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,770	7,133
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,045	4,263
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,365	7,263
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,950	3,109
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,260	1,438
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,237
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	22,501
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	445	524
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,697
[2,3]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.130%	11/4/21	1,875	1,875
[2,3]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.130%	11/4/21	5,090	5,090
[2,3]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.130%	11/4/21	3,940	3,940

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/22	11,095	11,183
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	100	106
[13]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,000	3,665
	Northside Independent School District GO	2.000%	8/15/22	100	101
	Northside Independent School District GO	5.000%	8/15/24	925	1,044
	Northside Independent School District GO	5.000%	8/15/24	770	869
	Northside Independent School District GO	5.000%	8/15/24	750	847
	Northside Independent School District GO	5.000%	2/15/25	3,520	3,888
	Northside Independent School District GO	5.000%	8/15/25	1,300	1,519
	Northside Independent School District GO	5.000%	8/15/25	1,155	1,349
	Northside Independent School District GO	5.000%	8/15/25	1,000	1,168
	Northside Independent School District GO	4.000%	8/15/26	3,260	3,771
	Northside Independent School District GO	5.000%	8/15/26	970	1,168
	Northside Independent School District GO PUT	1.750%	6/1/22	10,820	10,822
	Northside Independent School District GO PUT	2.750%	8/1/23	17,340	18,019
	Northside Independent School District GO PUT	1.600%	8/1/24	16,515	16,989
	Northside Independent School District GO PUT	0.700%	6/1/25	11,000	11,006
	Northwest Independent School District GO	5.000%	2/15/26	640	755
	Nueces County TX GO	5.000%	2/15/28	435	541
	Odessa Junior College District GO	5.000%	8/15/23	500	542
	Odessa Junior College District GO	5.000%	8/15/25	610	709
	Odessa TX GO	4.000%	3/1/28	2,000	2,356
	Odessa TX GO	4.000%	3/1/29	2,000	2,390
	Olmos Park Higher Education Facilities Corp. College & University Revenue, ETM	5.000%	12/1/21	1,000	1,004
	Pasadena Independent School District GO	5.000%	2/15/26	1,000	1,184
	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,000	15,398
[6]	Pasadena Independent School District GO VRDO	0.060%	11/4/21	13,790	13,790
	Pearland Independent School District GO	5.000%	2/15/24	835	923
	Pearland TX GO	5.000%	3/1/22	720	731
	Pearland TX GO	5.000%	3/1/23	470	499
	Pearland TX GO	5.000%	3/1/24	830	917
	Pearland TX GO	5.000%	3/1/25	685	785
	Pearland TX GO	5.000%	3/1/26	600	709
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/22	160	166
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	401
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/24	700	788
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,191
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,214
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/22	2,885	2,978
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	342
	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.040%	11/4/21	3,475	3,475
	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,862
	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,753
	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,146
	Pflugerville Independent School District GO, Prere.	4.000%	2/15/24	11,620	12,594
	Pflugerville TX GO	5.000%	8/1/26	805	965
	Pflugerville TX GO	5.000%	8/1/26	450	540
	Pflugerville TX GO	5.000%	8/1/27	725	891
	Pflugerville TX GO	5.000%	8/1/27	655	805
	Pflugerville TX GO	5.000%	8/1/28	1,145	1,439
	Pflugerville TX GO	5.000%	8/1/28	500	628
	Plainview Independent School District GO	5.000%	2/15/24	1,155	1,275
	Plainview Independent School District GO	5.000%	2/15/25	995	1,138
	Plainview Independent School District GO	5.000%	2/15/26	545	642
	Plainview Independent School District GO	5.000%	2/15/27	655	793
	Plano Independent School District GO	5.000%	2/15/25	5,065	5,820
	Plano Independent School District GO	4.000%	2/15/26	1,860	1,880
	Plano TX Waterworks & Sewer System Water Revenue	4.000%	5/1/25	935	1,048
	Port Arthur Independent School District GO	5.000%	2/15/24	555	611
	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,550
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/22	2,725	2,844
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/26	2,900	3,494
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/27	3,155	3,894
	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,665	7,650
	Prosper Independent School District GO	5.000%	2/15/25	750	861
	Prosper Independent School District GO	5.000%	2/15/26	1,080	1,280
	Prosper Independent School District GO	5.000%	2/15/26	500	592
	Prosper Independent School District GO	5.000%	2/15/27	1,500	1,829
	Prosper Independent School District GO	5.000%	2/15/28	1,500	1,870

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,273
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	505
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	541
	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,430
	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,774
	Rockland County TX GO	5.000%	2/1/23	205	217
	Rockland County TX GO	5.000%	2/1/25	535	612
	Rockland County TX GO	5.000%	2/1/26	550	650
	Rockland County TX GO	5.000%	2/1/27	800	971
	Rockwall County TX GO	4.000%	2/1/22	250	252
	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,721
	Rockwall TX GO	5.000%	8/1/22	2,780	2,879
	Rockwall TX GO	5.000%	8/1/23	1,660	1,791
	Round Rock Independent School District GO	5.000%	8/1/23	3,900	4,222
	Round Rock Independent School District GO	5.000%	8/1/24	4,045	4,556
	Round Rock Independent School District GO	5.000%	8/1/24	325	366
	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,166
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	3,344
	Round Rock Independent School District GO	5.000%	8/1/25	7,000	8,164
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,806
	Round Rock Independent School District GO	5.000%	8/1/25	500	583
	Round Rock Independent School District GO	5.000%	8/1/26	5,100	6,129
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,761
	Round Rock Independent School District GO	5.000%	8/1/27	5,000	6,163
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	4,151
	Round Rock Independent School District GO	5.000%	8/1/27	1,250	1,541
	Round Rock Independent School District GO	5.000%	8/1/28	750	946
	Round Rock TX GO	4.000%	8/15/24	535	588
	Round Rock TX GO	4.000%	8/15/25	560	632
	Round Rock TX GO	5.000%	8/15/26	580	697
	Round Rock TX GO	5.000%	8/15/27	610	752
	Round Rock TX GO	5.000%	8/15/28	640	807
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	335	348
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	2,058
	Sabinal Independent School District GO	5.000%	2/15/23	160	170
	San Angelo TX GO	2.000%	2/15/25	2,720	2,845
	San Angelo TX GO	3.000%	2/15/26	5,580	6,113
	San Angelo TX GO	3.000%	2/15/27	5,750	6,374
	San Angelo TX GO	3.000%	2/15/29	5,510	6,185
	San Antonio Independent School District GO	5.000%	8/15/26	1,590	1,911
	San Antonio Independent School District GO	5.000%	8/15/28	4,460	5,629
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	7,997
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,770	6,724
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/21	13,625	13,644
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,175	13,518
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,865	14,410
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	23,638
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	15,170	15,851
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	3,350	3,386
[2,3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.080%	11/4/21	12,700	12,700
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	4,000	4,048
	San Antonio TX GO	5.000%	2/1/25	4,495	4,969
	San Antonio TX GO	5.000%	8/1/26	140	168
	San Antonio TX GO	5.000%	8/1/26	730	877
	San Antonio TX GO	5.000%	8/1/26	850	1,022
	San Antonio TX GO	5.000%	8/1/27	1,000	1,232
	San Antonio TX GO	5.000%	8/1/27	600	739
	San Antonio TX GO	5.000%	8/1/28	1,250	1,574
	San Antonio TX GO	5.000%	8/1/28	900	1,134
	San Antonio TX GO, Prere.	4.000%	8/1/22	1,250	1,286
	San Antonio TX GO, Prere.	4.000%	8/1/22	9,000	9,256
	San Antonio TX Independent School District GO	5.000%	2/15/26	9,505	10,921
	San Antonio Water System	0.010%	11/1/21	16,000	16,000
	San Antonio Water System Revenue CP VRDO	0.090%	12/1/21	18,375	18,375
	San Antonio Water System Revenue VRDO	0.010%	11/18/21	17,500	17,500
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	752
	San Antonio Water System Water Revenue	5.000%	5/15/25	335	359
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,370	1,660
	San Antonio Water System Water Revenue PUT	2.000%	11/1/21	39,850	39,850

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	12,250	12,453
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,705	9,208
	San Jacinto Community College District GO	5.000%	2/15/24	500	553
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,146
	San Jacinto Community College District GO	5.000%	2/15/26	1,125	1,330
	San Jacinto Community College District GO	5.000%	2/15/27	560	680
	San Jacinto Community College District GO	5.000%	2/15/28	560	697
	Schertz-Cibolo-Universal City Independent School District GO	5.000%	2/1/23	3,830	4,054
	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,450
	Sherman Independent School District GO PUT	2.000%	8/1/23	1,100	1,130
	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,326
	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,687
	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,147
	Socorro Independent School District GO	5.000%	8/15/25	600	700
	Southside Independent School District GO	5.000%	8/15/23	300	324
	Southside Independent School District GO	5.000%	8/15/24	250	281
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	3,950	4,121
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	761
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	565
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,818
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,197
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	355	368
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	175	195
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	325	380
[6]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	208
	Southwest Independent School District GO	4.000%	2/1/25	570	635
	Southwest Independent School District GO	4.000%	2/1/26	500	570
	Southwest Independent School District GO	5.000%	2/1/27	650	791
	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	3,925
	Spring Independent School District GO	5.000%	8/15/25	510	594
	Spring Independent School District GO	5.000%	8/15/26	1,300	1,515
	Spring Independent School District GO	5.000%	8/15/26	500	600
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,487
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,500
	Sugar Land TX GO	5.000%	2/15/22	250	253
	Sugar Land TX GO	5.000%	2/15/23	370	393
	Sugar Land TX GO	5.000%	2/15/24	500	553
	Sugar Land TX GO	5.000%	2/15/25	500	573
	Sugar Land TX Waterworks & Sewer System Water Revenue	5.000%	8/15/28	1,830	2,299
	Tahoka Independent School District GO	5.000%	2/15/23	100	106
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	902
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	808
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	2,175
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,470	1,694
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,000	3,261
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	4,147
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	483
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	600
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,330	1,339
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	0.440%	12/16/22	46,590	46,607
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	22,655	22,655
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	600	600
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	11,545	11,545
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	45,035	45,035
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	18,500	18,500
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	2,860	2,860
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	19,000	19,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/5/21	25,000	25,000
	Tarrant Regional Water District Lease Revenue	4.000%	9/1/27	5,830	6,873
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,438
	Temple TX Utility System Water Revenue	5.000%	8/1/22	500	518
	Temple TX Utility System Water Revenue	5.000%	8/1/23	355	384
	Temple TX Utility System Water Revenue	5.000%	8/1/24	415	467
	Temple TX Utility System Water Revenue	5.000%	8/1/25	895	1,042
	Temple TX Utility System Water Revenue	5.000%	8/1/26	2,505	3,001
	Temple TX Utility System Water Revenue	5.000%	8/1/27	1,000	1,227
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,000	1,256

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,457
	Texas A&M University College & University Revenue	5.000%	5/15/24	4,730	5,288
	Texas A&M University Revenue CP	0.100%	1/5/22	22,375	22,375
	Texas City TX Independent School District GO	5.000%	8/15/22	275	285
	Texas City TX Independent School District GO	5.000%	8/15/23	590	639
	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,860
	Texas City TX Independent School District GO	4.000%	2/15/25	1,930	2,150
	Texas City TX Independent School District GO	5.000%	8/15/27	3,700	4,550
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	9,785	10,768
	Texas GO	5.000%	8/1/22	965	1,000
	Texas GO	5.000%	10/1/22	17,095	17,849
	Texas GO	5.000%	10/1/24	9,655	10,949
	Texas GO	5.000%	4/1/25	4,080	4,707
	Texas GO	5.000%	8/1/25	2,000	2,333
	Texas GO	5.000%	8/1/25	2,875	3,243
	Texas GO	5.000%	8/1/25	2,510	2,928
	Texas GO	5.000%	10/1/25	1,660	1,946
	Texas GO	5.000%	10/1/25	1,000	1,173
	Texas GO	4.000%	8/1/26	1,450	1,632
	Texas GO	5.000%	10/1/26	7,770	8,799
	Texas GO	4.000%	8/1/27	2,250	2,528
	Texas GO	5.000%	10/1/27	3,120	3,530
	Texas GO	5.000%	10/1/27	4,285	4,753
	Texas GO	4.000%	8/1/28	1,250	1,404
	Texas GO	4.000%	8/1/29	1,375	1,542
	Texas GO	4.000%	8/1/30	1,500	1,680
	Texas GO	4.000%	8/1/31	1,250	1,398
	Texas GO VRDO	0.050%	11/3/21	7,885	7,885
	Texas GO VRDO	0.050%	11/3/21	13,495	13,495
	Texas GO VRDO	0.060%	11/3/21	57,755	57,755
[3]	Texas GO VRDO	0.060%	11/3/21	65,055	65,055
	Texas GO VRDO	0.060%	11/3/21	46,095	46,095
	Texas GO VRDO	0.060%	11/3/21	25,045	25,045
	Texas GO VRDO	0.070%	11/3/21	53,980	53,980
	Texas GO VRDO	0.080%	11/3/21	50,970	50,970
	Texas GO, Prere.	5.000%	4/1/22	11,995	12,235
	Texas GO, Prere.	5.000%	4/1/24	10,115	11,243
	Texas GO, Prere.	5.000%	4/1/24	7,525	8,364
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	565	568
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	1,320	1,387
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,650	1,803
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,525	1,725
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,410	1,641
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	4,215	5,025
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,850	7,111
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	12,260	15,142
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	3,515	3,870
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	805	919
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,531
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	28,995	33,534
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/21	1,250	1,255
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/22	240	245
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/22	725	762
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	144
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	1,991
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	193
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	284
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	304
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,000	1,194
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,196
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	881
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	670	678
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	580	614
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	662
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/25	2,980	3,411
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	3,018
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	2,460	2,697
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/22	1,375	1,407

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/23	900	944
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	509
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	707
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,378
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	2,221
[6]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,631
	Texas State University System College & University Revenue	5.000%	3/15/22	2,000	2,036
	Texas State University System College & University Revenue	5.000%	3/15/23	2,585	2,754
	Texas State University System College & University Revenue	5.000%	3/15/24	2,075	2,302
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	6,681
	Texas State University System College & University Revenue	5.000%	3/15/26	750	827
	Texas State University System College & University Revenue	5.000%	3/15/27	130	148
	Texas Transportation Commission GO PUT	0.650%	4/1/26	35,135	34,833
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	4,903
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	5,140	5,827
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,449
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,570	3,012
[3]	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	0.060%	11/3/21	41,220	41,220
	Texas Water Development Board Water Revenue	5.000%	10/15/22	3,515	3,676
	Texas Water Development Board Water Revenue	5.000%	8/1/23	3,900	4,222
	Texas Water Development Board Water Revenue	5.000%	8/1/24	4,110	4,632
	Texas Water Development Board Water Revenue	5.000%	10/15/24	3,130	3,556
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	5,216
	Texas Water Development Board Water Revenue	5.000%	8/1/25	655	765
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	7,078
	Texas Water Development Board Water Revenue	5.000%	10/15/27	4,000	4,967
	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,745
	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,559
	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,374
	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,327
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	4,088
	Travis County TX GO	2.000%	3/1/22	5,530	5,564
	Travis County TX GO	5.000%	3/1/24	2,750	3,044
	Travis County TX GO	5.000%	3/1/25	5,000	5,738
	Travis County TX GO	5.000%	3/1/26	5,000	5,916
[2,3]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,684
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,180
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	118
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/23	2,430	2,574
	University of Houston College & University Revenue	5.000%	2/15/23	6,880	7,304
	University of Houston College & University Revenue	5.000%	2/15/25	11,385	13,057
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	7,169
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	10,517
	University of North Texas System College & University Revenue	5.000%	4/15/22	1,035	1,058
	University of North Texas System College & University Revenue	5.000%	4/15/23	1,270	1,356
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,501
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,308
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,112
	University of Texas System College & University Revenue	5.000%	8/15/25	5,445	6,359
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	6,425
	University of Texas System College & University Revenue	5.000%	8/15/25	3,790	4,426
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,439
	Waco Educational Finance Corp. College & University Revenue	3.000%	3/1/23	325	337
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	474
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/27	1,000	1,213
[2,3]	Waco Educational Finance Corp. College & University Revenue TOB VRDO	0.120%	11/4/21	1,875	1,875
	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	4,336
	Waco TX GO	4.000%	2/1/23	1,415	1,481
	Waco TX GO	4.000%	2/1/27	1,660	1,934
	Waco TX GO	4.000%	2/1/28	1,725	2,041
	Waco TX GO	4.000%	2/1/29	3,590	4,233
	Waller Consolidated Independent School District GO	5.000%	2/15/27	825	1,000
	Waller Consolidated Independent School District GO	5.000%	2/15/28	530	658
[4]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/22	310	321
[4]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,145
	Williamson County TX GO	4.000%	2/15/27	27,320	31,892
	Williamson County TX GO	4.000%	2/15/28	25,440	30,198
	Williamson County TX GO	5.000%	2/15/28	25	29

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis Independent School District GO	4.000%	2/15/26	650	742
	Willis Independent School District GO	4.000%	2/15/27	795	926
	Willis Independent School District GO	4.000%	2/15/28	1,955	2,318
	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,248
	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,211
	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,654
	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,210
	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,250
					4,378,850
Utah (0.5%)
	Canyons School District Local Building Authority Lease (Appropriation) Revenue	5.000%	6/15/27	3,460	4,249
	Canyons School District Local Building Authority Lease (Appropriation) Revenue	5.000%	6/15/28	3,625	4,557
	Central Utah Water Conservancy District Revenue VRDO	0.070%	11/3/21	19,200	19,200
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,450	1,580
	Davis School District GO	4.000%	6/1/25	4,395	4,872
	Granite School District Board of Education GO	5.000%	6/1/25	4,355	5,054
	Granite School District Board of Education GO	5.000%	6/1/26	3,680	4,405
	Granite School District Board of Education GO	5.000%	6/1/28	5,315	6,688
	Murray UT Revenue VRDO	0.030%	11/1/21	4,040	4,040
	Murray UT Revenue VRDO	0.030%	11/1/21	7,960	7,960
	Tooele County School District GO	5.000%	6/1/25	1,540	1,786
	University of Utah College & University Revenue	5.000%	8/1/26	475	571
	University of Utah College & University Revenue	5.000%	8/1/26	850	1,021
	University of Utah College & University Revenue	5.000%	8/1/27	500	617
	University of Utah College & University Revenue, ETM	5.000%	8/1/22	1,150	1,191
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/22	100	102
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/23	160	170
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	187
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	153
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	146
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	21,000	23,164
[2,3]	Utah County UT Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	2,875	2,875
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	4,550	4,550
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	39,600	39,600
	Utah GO	5.000%	7/1/24	2,500	2,810
	Utah GO	5.000%	7/1/25	3,010	3,507
	Utah GO	5.000%	7/1/26	9,000	10,818
	Utah GO	5.000%	7/1/27	17,000	20,995
	Utah GO, Prere.	5.000%	1/1/25	9,355	10,711
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	286
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	634
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	731
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/23	150	161
[6]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/24	350	389
[6]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	886
[6]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	556
	Washington County School District Board of Education GO	5.000%	3/1/24	200	222
					191,444
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	584
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	601
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	170	172
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	70	73
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	100	106
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	115	124
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	500	545
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	160	176
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	225	249
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	440	488
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	225	250
[3]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	4,750	4,750
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/21	360	361
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/22	650	683
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	567
	Vermont GO	5.000%	8/15/24	1,760	1,988
	Vermont GO	5.000%	8/15/25	4,325	5,058
	Vermont GO	5.000%	8/15/25	3,080	3,602
	Vermont GO	5.000%	8/15/25	2,375	2,777

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont GO	5.000%	8/15/26	2,310	2,787
	Vermont GO	5.000%	8/15/27	1,640	2,032
	Vermont GO	5.000%	8/15/28	2,442	3,100
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/24	2,445	2,774
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/26	885	1,031
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/27	930	1,158
					36,036
Virgin Islands (0.0%)
[2]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/22	2,000	2,067
[2]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	170
					2,237
Virginia (1.8%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	54,495	54,495
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	431
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	307
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,346
	Arlington County VA GO	5.000%	6/15/23	7,815	8,419
	Arlington County VA GO	5.000%	6/15/24	8,575	9,625
	Arlington County VA GO	5.000%	6/15/25	8,225	9,576
	Arlington County VA GO	5.000%	6/15/26	8,190	9,831
	Arlington County VA GO, Prere.	4.000%	8/1/23	7,780	8,291
	Arlington County VA GO, Prere.	4.000%	8/1/23	13,670	14,567
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,675	63,959
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,176
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	935	1,007
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	984
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,472
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/24	250	252
	Commonwealth of Virginia GO	5.000%	6/1/25	175	203
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue	5.000%	10/1/27	2,135	2,413
	Fairfax County Economic Development Authority Lease (Non-Terminable) Revenue	5.000%	8/1/28	1,000	1,255
	Fairfax County Economic Development Authority Revenue VRDO	0.050%	11/4/21	5,210	5,210
	Fairfax County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	50	51
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	14,500	15,534
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	8,350	8,350
	Fairfax County VA GO	3.000%	10/1/22	9,555	9,801
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,708
	Fairfax County VA GO	5.000%	10/1/28	2,000	2,446
	Fairfax County VA GO, Prere.	5.000%	10/1/23	10,215	11,144
	Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,692
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,928
	Halifax County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.450%	4/1/22	11,000	11,007
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	58,690	70,184
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	35,370	36,501
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	730	760
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	562
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,149
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,905
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/25	1,485	1,719
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	449
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	462
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	440	495
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	516
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	261
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	530	532
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	825	850
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,071
	Loudoun County Economic Development Authority Industrial Revenue VRDO	0.070%	11/3/21	25,300	25,300
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,176
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	0.070%	11/3/21	45,080	45,080
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	8,000	7,976
	Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,510	3,532
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,097
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,595	1,679
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,156
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,652
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,660
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/22	385	389

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	1,000	1,044
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	882
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	756
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	2,028
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,147
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	2,800	2,807
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	2,900	3,001
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,270
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,675	1,762
[2]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	175	178
[2,3]	Portsmouth VA GO TOB VRDO	0.050%	11/1/21	985	985
[3]	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	13,035	13,035
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	300	310
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	705
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	1,035
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	1,103
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	1,172
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	432
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	1,053
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	5,000	5,299
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	3,000	3,317
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	17,330	19,162
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	12,441
	Virginia College Building Authority College & University Revenue	5.000%	9/1/26	1,810	2,180
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	1,900	2,345
	Virginia College Building Authority College & University Revenue	5.000%	9/1/28	2,000	2,527
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	970	989
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	1,000	1,019
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/23	250	268
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	399
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	476
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	514
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,000	1,026
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,010	5,595
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,735
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	9,010
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/22	3,865	4,027
	Virginia Commonwealth University College & University Revenue	5.000%	11/1/26	2,500	3,006
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	2,500	2,707
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	6,280	7,080
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	8,435	9,838
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/25	3,105	3,621
	Virginia Public School Authority Lease (Appropriation) Revenue	5.000%	4/15/25	12,620	14,583
	Virginia Public School Authority Lease (Appropriation) Revenue	4.000%	4/15/26	13,170	15,132
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,000	1,036
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	15	16
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,558
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	2,000	2,332
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	8,032
	Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	2,995	3,102
	Virginia Resources Authority Lease Revenue	5.000%	11/1/25	2,730	3,208
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	285	287
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	300	313
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	664
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,420
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	255
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,000	1,203
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	3,760	3,766
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	5,815	5,908
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,097
					681,791
Washington (1.5%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	2/1/26	1,250	1,265
[5]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.500%	11/1/23	16,125	16,192
	Chelan County Public Utility District No 1 Water Revenue VRDO	0.060%	11/3/21	8,495	8,495
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/24	2,500	2,853
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/25	5,500	6,488
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	7,889

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County School District No. 122 Ridgefield GO	5.000%	12/1/23	100	103
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/25	515	607
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	15	18
	Energy Northwest Nuclear Revenue	4.000%	7/1/24	4,500	4,937
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	3,200	3,595
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	5,865	6,829
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	6,210
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	7,095	8,718
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	11,185	12,567
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	13,595
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/23	525	554
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	280
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	325
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	14,150
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	12,690
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	127
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/22	50	51
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	51
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	228
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	135	144
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	151
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	81
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	509
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	85
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	746
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	173
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	174
	King County School District No. 216 Enumclaw GO	5.000%	12/1/21	2,265	2,274
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	2,990	3,284
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,728
	King County School District No. 411 Issaquah GO	5.000%	12/1/26	1,575	1,654
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	880
	King County School District No. 414 Lake Washington GO	5.000%	12/1/22	180	189
	King County School District No. 414 Lake Washington GO	5.000%	12/1/25	520	613
	King County WA GO	5.000%	1/1/25	1,800	1,857
	King County WA GO	4.000%	1/1/27	7,000	8,168
	King County WA GO	5.000%	1/1/28	5,490	6,846
	King County WA GO VRDO	0.030%	11/1/21	5,675	5,675
	King County WA GO VRDO	0.060%	11/3/21	12,000	12,000
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,660
	King County WA Sewer Revenue	5.000%	1/1/26	4,020	4,146
	King County WA Sewer Revenue	5.000%	1/1/26	6,720	7,087
	King County WA Sewer Revenue	5.000%	7/1/27	2,940	3,520
	Kirkland WA GO	5.000%	12/1/23	635	697
	Kirkland WA GO	5.000%	12/1/24	670	764
	Kirkland WA GO	5.000%	12/1/25	705	831
	Lewis & Thurston Counties School District No. 401 Centralia GO	4.000%	12/1/21	575	577
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/22	355	373
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	296
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	381
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	548
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/24	500	569
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/25	750	882
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/26	760	920
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/24	500	569
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,176
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	239
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/26	435	506
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/22	1,470	1,493
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/23	2,315	2,397
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/27	2,780	3,268
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	1,000	1,035
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	560
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/28	150	155
[3]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.040%	11/3/21	18,000	18,000
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,557
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	4,342
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	9/1/26	225	271
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/28	20	22

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seattle WA GO	5.000%	6/1/22	15,755	16,198
	Seattle WA GO	5.000%	12/1/23	50	55
	Seattle WA GO	5.000%	9/1/25	5,015	5,095
	Seattle WA GO	5.000%	6/1/26	4,000	4,639
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	5/1/25	5,000	5,783
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	9/1/25	2,920	3,414
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	1,340	1,388
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	2,042
	Snohomish County School District No. 4 Lake Stevens GO	5.000%	12/1/22	700	736
	Snohomish County WA GO	4.000%	12/1/25	3,220	3,401
	Spokane County WA GO	5.000%	12/1/25	800	942
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	770
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	715	766
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,657
	University of Washington College & University Revenue	5.000%	4/1/22	1,000	1,020
	University of Washington College & University Revenue	5.000%	4/1/23	1,000	1,068
	University of Washington College & University Revenue	5.000%	4/1/23	115	123
	University of Washington College & University Revenue	5.000%	4/1/24	385	428
	University of Washington College & University Revenue	5.000%	4/1/25	310	358
	University of Washington College & University Revenue	5.000%	12/1/25	1,175	1,386
	University of Washington College & University Revenue	5.000%	4/1/27	3,710	4,538
	Washington COP	5.000%	7/1/27	1,250	1,536
	Washington GO	5.000%	6/1/22	1,500	1,542
	Washington GO	5.000%	6/1/23	1,500	1,613
	Washington GO	5.000%	2/1/24	1,585	1,751
	Washington GO	5.000%	6/1/24	1,625	1,819
	Washington GO	5.000%	7/1/24	10,000	10,317
	Washington GO	5.000%	7/1/24	4,480	4,622
	Washington GO	5.000%	8/1/24	13,825	15,570
	Washington GO	5.000%	6/1/25	3,000	3,479
	Washington GO	4.000%	7/1/25	1,020	1,045
	Washington GO	5.000%	7/1/25	12,500	12,896
	Washington GO	5.000%	8/1/25	9,240	10,773
	Washington GO	5.000%	8/1/25	405	472
	Washington GO	5.000%	8/1/25	5,135	5,987
	Washington GO	5.000%	6/1/26	1,080	1,292
	Washington GO	4.000%	7/1/26	28,260	28,942
	Washington GO	5.000%	7/1/26	2,550	2,631
	Washington GO	5.000%	8/1/26	12,455	14,969
	Washington GO	5.000%	8/1/26	9,015	9,748
	Washington GO	5.000%	8/1/26	460	553
	Washington GO	5.000%	8/1/26	5,570	6,694
	Washington GO	5.000%	6/1/27	5,200	6,380
	Washington GO	5.000%	6/1/27	1,130	1,386
	Washington GO	5.000%	2/1/28	6,750	8,411
	Washington GO	4.000%	7/1/29	10,000	10,567
	Washington GO	5.000%	8/1/31	15,040	18,413
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	3,690	3,838
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	5,805	6,031
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	835	848
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,965	2,025
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,850	1,931
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,000	2,108
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	786
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,595
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,159
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,319
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,549
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	781
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,322
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,687
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,500	6,041
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	15,500	17,614
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	14,500	16,965
[5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.450%	1/1/25	615	618
[2,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	3,375	3,375
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	1,020	1,022
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	408

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue TOB VRDO	0.090%	11/4/21	9,500	9,500
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/22	540	544
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	658
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Projects)	2.375%	1/1/26	5,750	5,754
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.060%	11/3/21	17,600	17,600
	Washington State University College & University Revenue	5.000%	4/1/22	1,500	1,530
	Washington State University College & University Revenue	5.000%	10/1/22	650	678
	Washington State University College & University Revenue	5.000%	10/1/23	350	380
	Washington State University College & University Revenue	5.000%	10/1/24	585	660
	Washington State University College & University Revenue	5.000%	10/1/27	1,000	1,228
[4]	Western Washington University College & University Revenue	4.000%	4/1/24	250	271
					589,929
West Virginia (0.3%)
[6]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,875
[6]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,749
[6]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,573
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	640	659
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,279
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/23	5,230	5,678
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	7,546
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,059
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,065	7,148
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	10,423
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,440
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	4,014
	West Virginia GO	5.000%	6/1/24	615	689
	West Virginia GO	5.000%	12/1/24	650	742
	West Virginia GO	5.000%	6/1/25	1,270	1,474
	West Virginia GO	5.000%	12/1/25	1,335	1,574
	West Virginia GO	5.000%	6/1/27	2,810	3,458
	West Virginia GO	5.000%	12/1/27	2,350	2,927
	West Virginia GO	5.000%	6/1/28	2,955	3,727
	West Virginia GO	5.000%	12/1/28	3,100	3,955
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/23	700	754
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,131
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,333
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,575	2,762
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	2,076
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,205
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,594
[3]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	10,385	10,385
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	6,225	6,737
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,406
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,633
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,857
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	11,913
					124,775
Wisconsin (1.3%)
	Dane County WI GO	2.000%	4/1/27	3,405	3,602
	Dane County WI GO	2.000%	4/1/28	1,715	1,800
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,824
	Eau Claire County WI GO	5.000%	9/1/22	300	312
	Eau Claire County WI GO	3.000%	9/1/23	460	482
	Eau Claire County WI GO	5.000%	9/1/23	375	406
	Eau Claire County WI GO	5.000%	9/1/24	395	445
	Eau Claire County WI GO	5.000%	9/1/25	420	489
	Eau Claire County WI GO	5.000%	9/1/26	885	1,059
	Eau Claire County WI GO	5.000%	9/1/27	940	1,152
	Eau Claire County WI GO	5.000%	9/1/28	990	1,240
	Eau Claire WI GO	4.000%	4/1/27	1,095	1,281
	Eau Claire WI GO	4.000%	4/1/28	1,145	1,363
	Madison WI GO	4.000%	10/1/25	8,040	9,086
	Milwaukee WI GO	5.000%	4/1/22	3,715	3,788
	Milwaukee WI GO	5.000%	4/1/23	930	992
	Milwaukee WI GO	5.000%	4/1/23	2,000	2,133
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,670

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,608
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,341
	Milwaukee WI GO	5.000%	4/1/26	3,785	4,482
	Milwaukee WI GO	5.000%	4/1/26	5,425	6,424
	Milwaukee WI GO	5.000%	4/1/26	12,535	14,844
	Milwaukee WI GO	5.000%	4/1/27	10,320	12,555
	Milwaukee WI GO	5.000%	4/1/27	5,240	6,375
	Milwaukee WI GO	5.000%	4/1/27	1,405	1,709
	Milwaukee WI GO	5.000%	4/1/27	1,690	2,056
	Milwaukee WI GO	5.000%	4/1/27	8,800	10,706
	Milwaukee WI GO	5.000%	4/1/28	3,735	4,639
	Milwaukee WI GO	5.000%	4/1/28	700	869
	Milwaukee WI GO	5.000%	4/1/28	8,805	10,936
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	597
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/27	1,000	1,226
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	2,258
	Neenah Joint School District GO	5.000%	3/1/26	3,375	3,992
	Neenah Joint School District GO	5.000%	3/1/27	3,690	4,486
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	205
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	530
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	687
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/22	1,375	1,397
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/23	1,400	1,486
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,085	3,170
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,125	2,183
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	158
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,300	1,396
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	815	887
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	301
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,711
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,555	2,887
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	483
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,720
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	260
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	4,485	5,209
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	521
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	476
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,710	5,548
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,321
[8]	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	2,000	1,984
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,935	3,482
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	1,036
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	301
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,660	2,037
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	307
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/1/21	18,015	18,015
	Sauk Prairie School District GO	5.000%	3/1/26	225	264
	Sauk Prairie School District GO	5.000%	3/1/27	225	271
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	373
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	390
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,410	2,571
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	3,655	3,655
[3]	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	9,895	9,895
	Verona Area School District GO	5.000%	4/1/25	3,315	3,817
	Waukesha School District GO	4.000%	4/1/24	780	846
	Waukesha School District GO	4.000%	4/1/25	825	920
	Waukesha WI GO	2.000%	10/1/23	1,265	1,306
	Waukesha WI GO	5.000%	10/1/24	200	227
	Waukesha WI GO	2.000%	10/1/26	2,455	2,594
	Waukesha WI GO	5.000%	10/1/26	265	319
	Waukesha WI GO	2.000%	10/1/27	3,000	3,178
	Waukesha WI GO	5.000%	10/1/27	280	345
	Waukesha WI GO	2.000%	10/1/28	3,000	3,167
	Waukesha WI GO	5.000%	10/1/28	265	332
	Wauwatosa School District GO	5.000%	3/1/25	5,550	6,377
	West De Pere WI School District GO	5.000%	4/1/26	3,160	3,750
[6]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	925
[6]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	235
	Wisconsin Clean Water Fund Leveraged Loan Portfolio Water Revenue, ETM	5.000%	6/1/22	3,165	3,253

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	3,390	3,658
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	745	804
	Wisconsin GO	5.000%	5/1/24	7,920	8,485
	Wisconsin GO	5.000%	5/1/27	4,000	4,537
	Wisconsin GO	5.000%	5/1/27	11,465	13,990
	Wisconsin GO	5.000%	11/1/27	1,780	2,117
	Wisconsin GO	5.000%	5/1/28	3,850	4,807
	Wisconsin GO, Prere.	5.000%	5/1/22	135	138
	Wisconsin GO, Prere.	5.000%	5/1/22	9,310	9,534
	Wisconsin GO, Prere.	5.000%	5/1/23	18,615	19,942
	Wisconsin GO, Prere.	5.000%	5/1/23	4,920	5,271
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	325	339
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	350	365
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	381
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	353
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	393
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	695
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,310
[3]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.030%	11/1/21	1,175	1,175
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	110	110
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/21	850	851
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,485	2,489
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/21	1,470	1,478
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	2,100	2,128
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,000	1,020
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	110	113
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	775	805
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,130	2,255
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,067
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	569
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	132
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	538
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,075	1,191
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,120
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	1,070
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	168
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	554
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	113
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	1,104
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	845
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	265
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	568
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	17,166
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	146
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	809
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,192
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	2,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	395
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	737
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	19,914
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	240
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,641
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,132
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/26/22	1,400	1,415
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	20,000	20,996
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,500	3,923
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	2,500	2,995
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	9,875
[2,3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	11/4/21	6,000	6,000
[2,3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	8,560	8,560
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	19,375	19,375
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	10,000	10,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,260
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.200%	10/14/22	1,915	1,915
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	3,250	3,253
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,000	999
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	998
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	15,730	15,730

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	15,200	15,200
					516,648
Wyoming (0.2%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	110	112
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	120	126
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	131
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	134
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	108
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	208
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	258
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	142
	Lincoln County WY Resource Recovery Revenue VRDO	0.030%	11/1/21	18,710	18,710
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	34,810
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	6,000	6,000
[4]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/22	350	353
[4]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/23	200	211
					61,303
Total Tax-Exempt Municipal Bonds (Cost $37,640,626)					38,243,936

Limited-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[17]	Vanguard Municipal Cash Management Fund (Cost $1,373,815)	0.043%	13,735,634	1,373,838
Total Investments (101.5%) (Cost $39,014,441)				39,617,774
Other Assets and Liabilities—Net (-1.5%)				(586,683)
Net Assets (100%)				39,031,091
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $5,912,000 have been segregated as initial margin for open futures contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $2,250,268,000, representing 5.8% of net assets.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Step bond.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2021.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Limited-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(2,007)	(291,078)	4,409

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $37,640,626)	38,243,936
Affiliated Issuers (Cost $1,373,815)	1,373,838
Total Investments in Securities	39,617,774
Investment in Vanguard	1,323
Cash	15,273
Receivables for Investment Securities Sold	34,709
Receivables for Accrued Income	342,428
Receivables for Capital Shares Issued	55,865
Variation Margin Receivable—Futures Contracts	428
Other Assets	461
Total Assets	40,068,261
Liabilities
Payables for Investment Securities Purchased	993,354
Payables for Capital Shares Redeemed	32,652
Payables for Distributions	9,573
Payables to Vanguard	1,591
Total Liabilities	1,037,170
Net Assets	39,031,091
At October 31, 2021, net assets consisted of:

Paid-in Capital	38,495,229
Total Distributable Earnings (Loss)	535,862
Net Assets	39,031,091

Investor Shares—Net Assets
Applicable to 134,790,069 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,505,909
Net Asset Value Per Share—Investor Shares	$11.17

Admiral Shares—Net Assets
Applicable to 3,358,766,143 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,525,182
Net Asset Value Per Share—Admiral Shares	$11.17

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Interest[1]	512,418
Total Income	512,418
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,354
Management and Administrative— Investor Shares	2,168
Management and Administrative— Admiral Shares	26,239
Marketing and Distribution— Investor Shares	110
Marketing and Distribution— Admiral Shares	1,273
Custodian Fees	144
Auditing Fees	32
Shareholders’ Reports—Investor Shares	18
Shareholders’ Reports—Admiral Shares	155
Trustees’ Fees and Expenses	10
Total Expenses	33,503
Net Investment Income	478,915
Realized Net Gain (Loss)
Investment Securities Sold[1]	27,396
Futures Contracts	(9,896)
Realized Net Gain (Loss)	17,500
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(157,178)
Futures Contracts	4,409
Change in Unrealized Appreciation (Depreciation)	(152,769)
Net Increase (Decrease) in Net Assets Resulting from Operations	343,646
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $468,000, $0, $31,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	478,915	534,636
Realized Net Gain (Loss)	17,500	15,437
Change in Unrealized Appreciation (Depreciation)	(152,769)	286,212
Net Increase (Decrease) in Net Assets Resulting from Operations	343,646	836,285
Distributions
Investor Shares	(18,031)	(21,943)
Admiral Shares	(461,135)	(512,390)
Total Distributions	(479,166)	(534,333)
Capital Share Transactions
Investor Shares	184,936	(19,082)
Admiral Shares	6,502,249	3,143,395
Net Increase (Decrease) from Capital Share Transactions	6,687,185	3,124,313
Total Increase (Decrease)	6,551,665	3,426,265
Net Assets
Beginning of Period	32,479,426	29,053,161
End of Period	39,031,091	32,479,426

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.20	$11.07	$10.77	$10.97	$11.02
Investment Operations
Net Investment Income[1]	.141	.188	.209	.191	.166
Net Realized and Unrealized Gain (Loss) on Investments	(.029)	.130	.300	(.200)	(.050)
Total from Investment Operations	.112	.318	.509	(.009)	.116
Distributions
Dividends from Net Investment Income	(.142)	(.188)	(.209)	(.191)	(.166)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.142)	(.188)	(.209)	(.191)	(.166)
Net Asset Value, End of Period	$11.17	$11.20	$11.07	$10.77	$10.97
Total Return[2]	1.00%	2.90%	4.76%	-0.08%	1.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,506	$1,326	$1,333	$1,453	$1,761
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.69%	1.90%	1.76%	1.52%
Portfolio Turnover Rate	37%	31%	21%	28%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.20	$11.07	$10.77	$10.97	$11.02
Investment Operations
Net Investment Income[1]	.150	.196	.218	.200	.177
Net Realized and Unrealized Gain (Loss) on Investments	(.029)	.131	.300	(.200)	(.050)
Total from Investment Operations	.121	.327	.518	—	.127
Distributions
Dividends from Net Investment Income	(.151)	(.197)	(.218)	(.200)	(.177)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.151)	(.197)	(.218)	(.200)	(.177)
Net Asset Value, End of Period	$11.17	$11.20	$11.07	$10.77	$10.97
Total Return[2]	1.08%	2.98%	4.84%	0.00%	1.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,525	$31,153	$27,720	$24,649	$23,273
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.77%	1.98%	1.84%	1.62%
Portfolio Turnover Rate	37%	31%	21%	28%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual

Limited-Term Tax-Exempt Fund
commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,323,000, representing less than 0.01% of the fund’s net assets and 0.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Limited-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	38,243,936	—	38,243,936
Temporary Cash Investments	1,373,838	—	—	1,373,838
Total	1,373,838	38,243,936	—	39,617,774
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,409	—	—	4,409
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	9,539
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(56,986)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	592,839
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	479,166	534,333
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	479,166	534,333
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,024,934
Gross Unrealized Appreciation	643,011
Gross Unrealized Depreciation	(50,172)
Net Unrealized Appreciation (Depreciation)	592,839
E.	During the year ended October 31, 2021, the fund purchased $19,521,770,000 of investment securities and sold $12,724,196,000 of investment securities, other than temporary cash investments.

Limited-Term Tax-Exempt Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2021, such purchases were $1,602,431,000 and sales were $980,895,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	641,444	57,051	462,108	41,507
Issued in Lieu of Cash Distributions	15,428	1,374	18,676	1,679
Redeemed	(471,936)	(42,003)	(499,866)	(45,197)
Net Increase (Decrease)—Investor Shares	184,936	16,422	(19,082)	(2,011)
Admiral Shares
Issued	14,001,754	1,245,460	11,279,081	1,014,009
Issued in Lieu of Cash Distributions	335,152	29,839	376,785	33,861
Redeemed	(7,834,657)	(697,135)	(8,512,471)	(770,863)
Net Increase (Decrease)—Admiral Shares	6,502,249	578,164	3,143,395	277,007
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Tax-Exempt Fund Investor Shares	2.26%	3.07%	3.47%	$14,059
Bloomberg 1-15 Year Municipal Bond Index	1.78	2.95	3.23	13,745
Bloomberg Municipal Bond Index	2.64	3.41	3.88	14,627

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	2.34%	3.15%	3.55%	$70,884
Bloomberg 1-15 Year Municipal Bond Index	1.78	2.95	3.23	68,726
Bloomberg Municipal Bond Index	2.64	3.41	3.88	73,136
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2021
New York	14.8%
California	10.0
Texas	9.4
Illinois	5.5
Pennsylvania	5.0
Florida	4.9
New Jersey	3.4
Ohio	3.1
Michigan	2.9
Georgia	2.7
Maryland	2.7
Washington	2.4
Massachusetts	2.4
Virginia	2.2
Alabama	2.0
Arizona	1.9
Colorado	1.8
Wisconsin	1.7
Connecticut	1.5
Nevada	1.3
Kentucky	1.2
Hawaii	1.2
Missouri	1.2
Tennessee	1.1
South Carolina	1.1
District of Columbia	1.1
Indiana	1.1
Oregon	1.0
Minnesota	1.0
Other	8.4
The table reflects the fund’s investments, except for short-term investments and derivatives.

Intermediate-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (1.9%)
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	7,500	8,336
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	8,190	9,251
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	11,861
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	4,146
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,301
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,705
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,611
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,315	1,690
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,282
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,279
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	962
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	6,905	7,174
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,245	7,527
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,000	7,273
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	10,015	12,993
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	20,000	23,852
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	20,000	23,641
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	15,540	18,288
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,503
	Auburn University College & University Revenue, Prere.	5.000%	6/1/22	3,000	3,084
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/26	1,520	1,728
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/27	1,750	1,988
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	3,120
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	3,000	3,425
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	6,335	7,232
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	2,005	2,289
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	873
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	952
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	647
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	449
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	475
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	412
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	582
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	465
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	464
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	694
	Birmingham AL GO, Prere.	5.000%	3/1/23	5,000	5,318
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	4,794
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,337
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	4,000	4,875
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	6,093
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,383
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,801
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	2,186
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,578
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	2,086
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	3,187
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/30	2,715	3,270
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/30	4,280	5,176
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/31	2,890	3,513
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	3,906
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	82,600	92,289
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	27,500	31,325
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	8,715	8,891
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	38,040	40,545
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	150,940	172,335
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	136,430	165,866
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.955%	12/1/23	9,500	9,548

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	601
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	631
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	544
[5]	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,786
[5]	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,926
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,872
	Hoover City Board of Education Special Tax Revenue, Prere.	5.000%	8/15/22	325	337
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	801
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	300	364
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	400	489
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	275	336
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	609
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	395	481
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,212
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	606
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/31	365	442
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,262
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,225
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	2,280
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,427
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,457
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,820
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,609
	Huntsville AL GO	5.000%	5/1/22	1,000	1,024
	Huntsville AL GO	5.000%	5/1/23	2,055	2,201
	Huntsville AL GO	5.000%	5/1/24	2,410	2,690
	Huntsville AL GO	5.000%	5/1/25	2,535	2,935
	Huntsville AL GO	5.000%	5/1/25	2,955	3,421
	Huntsville AL GO	5.000%	5/1/26	2,660	3,177
	Huntsville AL GO	5.000%	5/1/34	3,515	4,315
	Huntsville AL GO	5.000%	5/1/35	3,690	4,530
	Huntsville AL GO	5.000%	5/1/35	3,000	3,683
	Huntsville AL GO	5.000%	5/1/36	3,875	4,756
	Huntsville AL GO	5.000%	5/1/36	4,330	5,315
	Huntsville AL GO	5.000%	5/1/36	5,055	6,348
	Huntsville AL GO	5.000%	5/1/37	4,070	4,997
	Huntsville AL GO	5.000%	5/1/37	3,050	3,744
	Huntsville AL GO	5.000%	5/1/37	5,055	6,334
	Huntsville AL GO	5.000%	5/1/38	2,270	2,787
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,500	1,737
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,655	1,917
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,525	1,766
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	5,303
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	5,421
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	7,537
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	5,272
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	4,172
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	2,057
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	2,097
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	2,477
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	2,365	2,753
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	2,568
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,839
	Jefferson County AL GO	5.000%	4/1/26	3,610	4,280
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	4,300
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,465	6,625
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	3,069
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	6,403
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	9,122
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	6,002
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	8,036
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,962
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,814
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	19,320
	Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,806

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,635
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/26	1,000	864
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/27	1,410	1,144
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/28	1,500	1,139
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	54,305	60,907
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	4,111
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	4,169
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,914
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,494
	Montgomery AL GO	3.000%	12/1/33	4,780	5,362
	Montgomery AL GO	3.000%	12/1/34	3,415	3,819
	Montgomery AL GO	3.000%	12/1/35	1,500	1,671
	Montgomery AL GO	4.000%	12/1/35	500	603
	Montgomery AL GO	3.000%	12/1/37	1,000	1,102
	Montgomery AL GO	4.000%	12/1/37	500	599
	Montgomery AL GO	3.000%	12/1/38	1,000	1,095
	Montgomery AL GO	4.000%	12/1/38	500	597
	Montgomery AL GO	3.000%	12/1/39	1,000	1,088
	Montgomery AL GO	4.000%	12/1/40	400	475
	Mountain Brook Board of Education GO	4.000%	3/1/29	150	181
	Mountain Brook Board of Education GO	4.000%	3/1/30	175	213
	Mountain Brook Board of Education GO	4.000%	3/1/31	200	247
	Mountain Brook Board of Education GO	4.000%	3/1/32	225	275
	Mountain Brook Board of Education GO	4.000%	3/1/33	200	244
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	243
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	362
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	249
	Mountain Brook Board of Education GO	3.000%	3/1/39	250	276
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	274
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	536
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	274,510	295,048
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	35,435	38,266
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/29	2,995	3,536
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/30	2,195	2,612
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/31	1,845	2,215
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	12/1/31	455	547
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	72,080	84,120
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	103,840	124,265
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	5,989
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,005	3,841
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	6,642
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	4,025	4,676
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	7,267
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	7,539
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	7,823
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	6,958
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	3,817
[1]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,445
[1]	Troy University College & University Revenue	5.000%	11/1/28	330	414
[1]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,280
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,897
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,260
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,809
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,442
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	554
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	787
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	1,029
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	768
[4]	University of South Alabama College & University Revenue	4.000%	4/1/22	300	305
[4]	University of South Alabama College & University Revenue	4.000%	4/1/23	250	262
[4]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	407

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	University of South Alabama College & University Revenue	5.000%	11/1/24	1,675	1,896
[4]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	1,983
[4]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,424
[4]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	930
[4]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,738
[4]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	675
[4]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,310
[4]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	511
[4]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	540
[4]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,509
[4]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	5,991
[4]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,621
[4]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	1,153
[4]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,182
					1,714,056
Alaska (0.2%)
	Alaska GO	5.000%	8/1/24	5,005	5,298
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	1,400	1,762
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,398
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/29	2,000	2,406
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,355
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond) VRDO	0.060%	11/4/21	35,780	35,780
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	6/1/22	200	206
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	2,600	2,672
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	4,505	4,630
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	1,690	1,737
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	475	488
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	825	848
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	310	319
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/31	1,300	1,579
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/32	1,375	1,662
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/33	1,185	1,427
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	1,196
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	1,013
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue, Prere.	5.000%	2/1/23	4,855	5,141
	Anchorage AK Electric Power & Light Revenue, ETM	5.000%	12/1/22	250	263
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,681
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	5,135
	Anchorage AK GO	5.000%	9/1/26	6,590	7,671
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,928
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,416
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,541
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,896
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,801
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,787
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	4,140
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	16,950
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,640
	Valdez AK Industrial Revenue VRDO	0.030%	11/1/21	5,690	5,690
					137,456
Arizona (1.9%)
	Arizona Board of Regents COP, Prere.	5.000%	6/1/22	105	108
	Arizona COP, ETM	5.000%	10/1/26	10,590	12,811
	Arizona COP, ETM	5.000%	10/1/27	13,400	16,591
	Arizona COP, ETM	5.000%	10/1/28	11,330	14,370
	Arizona COP, ETM	5.000%	10/1/29	17,350	22,474
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/22	8,520	8,792
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	4,225	4,358
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	6,405	7,196
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	6,000	6,734
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	5,199
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	16,607
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	7,845	9,306
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,580	7,824
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,925	1,987
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	3,100	3,136
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	5,000	5,058
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,000	1,097

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	4,465
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	6,500	6,575
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.030%	11/4/26	11,800	11,800
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/27	55	64
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/27	170	195
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/28	60	71
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/28	170	194
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/29	65	78
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/29	160	181
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,554
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/30	70	85
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/30	190	214
[6]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	550
[6]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	755	827
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,495
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/31	70	86
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/31	200	225
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	1,087
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	325	398
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	210	235
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	902
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/33	315	385
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/33	220	246
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,267
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/34	335	376
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/34	230	246
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,323
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/35	370	415
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/35	240	257
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,176
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/36	310	347
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/36	220	235
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,290
[6]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	1,810	2,089
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	691
[6]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	1,152
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	966
[6]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	935
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	980
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	495	546
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	720	764
[6]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	625	682
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	156
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	165
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	161
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	792
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	815
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	830
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	859
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	876
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	936
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	960
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,968
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	2,031
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	420	537
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,695	2,163
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	423
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,650	2,145
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	258
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,500	1,982
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	386
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,040	2,676
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	539
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,115	1,423
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,900	3,789
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,800	2,343
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	266
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	418

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,500	3,237
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	415	490
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	523
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	405	473
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	435	506
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	945
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	11/1/21	12,405	12,405
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	17,285	17,285
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	4,079
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	2,033
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	625
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,781
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	3,110
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	4,503
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	3,344
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,575
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,596
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,723
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	1,490	1,944
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	2,341
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	4,113
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	3,715	4,921
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	4,650	6,188
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	482
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	400
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	877
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	402
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	401
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	431
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	286
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	650
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	679
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	946
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	792
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	566
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	1,613
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	5,432
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	2,912
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	7,953
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	9,354
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	1,000	1,141
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	1,059
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	7,666
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	8,622
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	6,932
	Arizona State University College & University Revenue	5.000%	7/1/26	810	971
	Arizona State University College & University Revenue	5.000%	7/1/27	315	325
	Arizona State University College & University Revenue	5.000%	7/1/28	3,660	4,237
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	2,153
	Arizona State University College & University Revenue	5.000%	7/1/28	840	1,027
	Arizona State University College & University Revenue	5.000%	7/1/28	285	294
	Arizona State University College & University Revenue	5.000%	7/1/30	715	796
	Arizona State University College & University Revenue	5.000%	7/1/31	725	837
	Arizona State University College & University Revenue	5.000%	7/1/32	895	1,032
	Arizona State University College & University Revenue	5.000%	7/1/32	780	868
	Arizona State University College & University Revenue	5.000%	7/1/33	700	806
	Arizona State University College & University Revenue	5.000%	7/1/33	750	835
	Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,152
	Arizona State University College & University Revenue	5.000%	7/1/34	750	835
	Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,522
	Arizona State University College & University Revenue	5.000%	7/1/35	605	696
	Arizona State University College & University Revenue	5.000%	7/1/35	750	835
	Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,556
	Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,112
	Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,819
	Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	800	825
	Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	715	737
	Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	200	206
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	10,275	10,604

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	12,030	12,980
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	27,590	30,998
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	6,035	6,301
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	12,000	13,567
	Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	1,490	1,554
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,145	1,195
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	842
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	435
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	4,983
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	6,000	5,814
	Chandler AZ GO	4.000%	7/1/22	3,570	3,661
	Chandler AZ GO	5.000%	7/1/23	3,400	3,669
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/1/27	2,555	3,064
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,140	3,240
	Glendale AZ Sales Tax Revenue	5.000%	7/1/25	9,445	10,945
	Glendale AZ Sales Tax Revenue	5.000%	7/1/27	3,495	4,273
	Glendale AZ Sales Tax Revenue	5.000%	7/1/29	2,500	3,049
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	10,062
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	7,369
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/29	1,000	1,277
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	2,019
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,704
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,800	2,044
	IDA of the County of Pima health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,651
	IDA of the County of Pima health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,614
	IDA of the County of Pima health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,700	1,987
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.250%	7/1/28	690	747
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.500%	7/1/29	480	522
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.500%	7/1/30	375	408
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	350	397
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	695
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	133
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	184
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/28	2,850	3,587
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/29	2,550	3,279
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	6,685	7,760
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,353
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/31	2,415	2,624
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/32	1,500	1,621
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,484
[1]	Maricopa County Elementary School District No. 2 Riverside (School Improvement Project 2014) GO	5.000%	7/1/22	100	103
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	2,013
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	572
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	910
[6]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,907
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/40	5,575	6,264
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	9,751
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	12,409
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,311
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	13,580
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	10,828
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,283
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,015	1,326
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	925	1,206
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	8,985
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,383
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,105	1,437
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,233
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,020	1,324
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,140	2,633
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	1,035
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	825
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	3,094
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,926
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	937
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	6,000
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,000	14,267
	Maricopa County School District No 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	16,151
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,252

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County Special Health Care District GO	5.000%	7/1/29	5,000	6,387
	Maricopa County Special Health Care District GO	5.000%	7/1/30	3,200	4,165
	Maricopa County Special Health Care District GO	5.000%	7/1/31	5,000	6,609
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/23	2,250	2,426
	Maricopa County Unified School District No. 48 Scottsdale GO	5.000%	7/1/22	8,465	8,736
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,893
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,647
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,320
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/28	1,000	1,260
	Maricopa County Unified School District No. 95 Queen Creek GO	4.000%	7/1/32	1,500	1,695
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,000	1,124
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,820
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	3,423
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	2,010	2,371
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	2,530	2,982
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	410
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	352
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	540
	Mesa AZ Utility System Water Revenue	4.000%	7/1/25	1,150	1,295
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	6,815	7,700
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	4,227
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	4,140
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	11,070	11,425
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	6,320	6,523
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	5,350	5,774
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	7,835	8,803
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	9,040	10,141
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	11,000	12,324
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	1,000	1,200
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,625	4,350
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	2,565	2,874
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	1,000	1,232
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	16,000	17,409
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	6,440	7,527
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	2,730	3,191
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/28	2,560	3,229
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	30,000	32,634
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	3,895	4,745
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	1,550	2,032
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	12,550	15,212
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	1,870	2,221
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	9,530	11,319
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	1,625	1,971
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	5,120	6,076
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	13,160	15,617
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	4,500	5,460
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	3,275	3,882
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	11,565	13,707
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	6,845	7,903
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,308
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	8,520	10,081
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	12,815	15,163
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	2,000	2,427
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	24,550	29,561
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	10,000	11,807
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	4,190	5,084
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	10,035	12,072
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	8,750	10,309
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,040	1,345
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	444
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	3,185	3,861
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	20,065	24,142
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	8,715	10,246
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	2,415	3,178
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/38	305	365
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	4,000	4,835
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	3,185	4,181
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	298
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	10,090	11,813

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	2,500	3,274
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	433
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	2,500	3,006
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/41	1,500	1,799
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, ETM	5.000%	7/1/22	11,000	11,352
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/26	1,790	2,143
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/27	2,035	2,501
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	292
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	845
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	834
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	356
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	802
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	943
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,531
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/36	500	613
[6]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	2,450	2,469
[6]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	2,180	2,321
[6]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,385
	Pima County IDA Electric Power & Light Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,502
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/22	3,140	3,228
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/23	3,585	3,855
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/26	3,600	3,862
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/22	2,025	2,094
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	1,155	1,251
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/25	1,655	1,867
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,145	2,265
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	2,500	2,755
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	4,540	5,192
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	3,045	3,596
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	2,580	3,137
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,020	6,077
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	4,100	5,110
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,145	3,796
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	11,345	14,465
[5]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/30	39,570	49,967
[5]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	48,530	62,350
[5]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	59,465	77,671
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	6,035
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	27,558
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	28,717
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	17,218
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,240	7,421
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	3,650	4,156
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	10,760	12,706
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	938
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	6,705	8,283
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/21	4,045	4,060
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/22	4,335	4,550
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/23	8,440	9,228
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	5,113
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	22,322
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,790	3,344
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	338
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/32	5,275	6,878
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	19,720	27,035
	Scottsdale AZ GO	5.000%	7/1/22	3,015	3,112
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/22	12,415	12,814
	Tucson AZ Water System Water Revenue	5.000%	7/1/23	3,540	3,820
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	2,167
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	2,141
	Tucson AZ Water System Water Revenue, Prere.	5.000%	7/1/22	1,860	1,919
	University of Arizona College & University Revenue	5.000%	8/1/27	940	1,156
	University of Arizona College & University Revenue	5.000%	8/1/28	1,000	1,257
	University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,400
	University of Arizona College & University Revenue	5.000%	6/1/31	1,000	1,027
	University of Arizona College & University Revenue	5.000%	6/1/32	1,290	1,325
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,265
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,520
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,260

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,415
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,400
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,125
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,685
					1,688,116
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	380	384
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,792
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	2,164
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,905
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,894
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,513
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,200	2,754
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,362
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,747
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,867
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	2,300
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,736
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,547
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,253
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,734
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,355
	Arkansas GO	5.000%	4/1/22	220	224
	Arkansas GO	5.000%	6/15/23	111,845	120,469
	Arkansas GO	5.000%	10/1/24	10,105	11,443
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	1,750	1,741
	Fort Smith School District No. 100 GO, Prere.	4.000%	8/1/23	150	160
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,561
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,918
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	3,332
	Rogers School District No. 30 GO	3.000%	2/1/31	4,810	5,043
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/26	2,695	2,980
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/27	1,500	1,654
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/28	1,025	1,130
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/30	2,670	2,875
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/31	2,860	3,076
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	18,550	20,395
	Springdale School District No. 50 GO	4.000%	6/1/27	3,500	3,571
	Springdale School District No. 50 GO	4.000%	6/1/32	4,500	4,591
	Springdale School District No. 50 GO	4.000%	6/1/33	5,500	5,610
	University of Arkansas College & University Revenue	5.000%	11/1/23	1,280	1,398
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	669
	University of Arkansas College & University Revenue	5.000%	11/1/25	2,020	2,237
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	725
	University of Arkansas College & University Revenue	5.000%	11/1/26	2,205	2,435
	University of Arkansas College & University Revenue	5.000%	11/1/27	1,050	1,143
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,210	3,544
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,000	3,265
	University of Arkansas College & University Revenue	5.000%	11/1/29	795	950
	University of Arkansas College & University Revenue	5.000%	11/1/29	3,355	3,704
	University of Arkansas College & University Revenue	5.000%	11/1/29	1,970	2,139
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,565	2,832
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,000	2,168
	University of Arkansas College & University Revenue	5.000%	11/1/31	835	996
	University of Arkansas College & University Revenue	5.000%	3/1/32	2,185	2,755
	University of Arkansas College & University Revenue	5.000%	11/1/33	1,125	1,342
	University of Arkansas College & University Revenue	5.000%	11/1/34	1,000	1,192
	University of Arkansas College & University Revenue	5.000%	11/1/36	1,200	1,429
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,815	1,815
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,075	1,075
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,695	1,695
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/22	105	108
					265,696
California (9.9%)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,375	1,419
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	2,795	2,884
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	1,450	1,506
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,970	2,369

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,887
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	917
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	732
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	5,000	5,432
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	7,616
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	892
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/27	3,010	3,305
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/30	12,395	13,534
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,015	4,271
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	5,020	5,339
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	9,000	9,572
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	5,000	5,311
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	5,000	5,309
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	7,900	9,154
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	5,413
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	12,990	15,005
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	11,840	13,668
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	29,175
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	46,218
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	26,430	30,403
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	20,000	22,984
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	7,200	7,210
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	67,352
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,850	21,232
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	57,705
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	33,875	36,609
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	20,593
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	5/1/23	13,500	13,597
[5]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/32	1,665	2,104
[5]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/33	2,345	2,981
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,615
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	7,168
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	62,255	74,770
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	745
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	644
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	700	828
	California Department of Water Resources Water Revenue	5.000%	12/1/21	75	75
	California Department of Water Resources Water Revenue	5.000%	12/1/32	18,000	23,851
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	80	88
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	35	40
	California Department of Water Resources Water Revenue, Prere.	5.000%	9/1/22	100	104
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	240	253
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	55	63
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	11
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,490	2,848
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,488
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,510	3,578
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	18,955	27,897
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	24,205	35,624
	California GO	4.000%	3/1/22	110	111
	California GO	5.000%	3/1/22	26,640	27,067
	California GO	5.000%	4/1/22	150	153
	California GO	5.000%	8/1/22	19,000	19,685
	California GO	5.000%	8/1/22	4,880	5,056
	California GO	5.000%	9/1/22	4,900	5,096
	California GO	5.000%	9/1/22	5,620	5,845
	California GO	5.000%	9/1/22	17,000	17,680
	California GO	5.000%	11/1/22	790	828
	California GO	4.000%	12/1/22	2,150	2,238
	California GO	5.000%	12/1/22	11,000	11,571
	California GO	5.000%	9/1/23	9,770	10,613
	California GO	5.000%	11/1/23	9,700	10,610
	California GO	5.000%	12/1/23	34,000	37,325
	California GO	5.000%	12/1/23	2,000	2,196
	California GO	5.000%	3/1/24	30,065	33,339
	California GO	5.000%	5/1/24	25,000	27,906
	California GO	5.000%	10/1/24	43,425	49,257
	California GO	4.000%	12/1/24	2,000	2,221
	California GO	5.000%	3/1/25	15,410	17,717

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	9/1/25	5,580	6,521
California GO	5.000%	10/1/25	20,000	21,298
California GO	5.000%	10/1/25	34,000	39,837
California GO	5.000%	11/1/25	33,000	37,518
California GO	5.000%	12/1/25	10,000	11,778
California GO	5.000%	4/1/26	48,005	57,126
California GO	5.000%	10/1/26	31,195	33,220
California GO	5.000%	10/1/26	5,250	6,340
California GO	5.000%	12/1/26	10,000	12,131
California GO	5.000%	4/1/27	52,120	63,809
California GO	3.500%	8/1/27	21,000	24,157
California GO	5.000%	10/1/27	11,250	11,980
California GO	5.000%	11/1/27	17,380	18,974
California GO	5.000%	2/1/28	12,500	13,211
California GO	5.000%	8/1/28	1,260	1,563
California GO	5.000%	9/1/28	18,000	22,808
California GO	5.000%	10/1/28	5,250	6,665
California GO	5.000%	11/1/28	9,175	10,005
California GO	5.000%	11/1/28	7,770	9,703
California GO	5.000%	11/1/28	29,660	37,727
California GO	5.000%	11/1/28	21,450	27,284
California GO	5.000%	12/1/28	3,575	3,913
California GO	5.000%	9/1/29	1,830	2,207
California GO	5.000%	9/1/29	7,030	8,477
California GO	5.000%	9/1/29	11,000	14,199
California GO	5.250%	9/1/29	10,460	11,374
California GO	5.000%	10/1/29	10,000	11,315
California GO	5.000%	11/1/29	17,695	22,915
California GO	5.000%	4/1/30	4,910	6,261
California GO	5.000%	5/1/30	30,000	33,384
California GO	4.000%	8/1/30	12,400	14,217
California GO	5.000%	8/1/30	15,000	18,035
California GO	5.000%	9/1/30	12,100	15,927
California GO	5.250%	9/1/30	25,480	27,711
California GO	5.000%	11/1/30	32,570	43,005
California GO	3.500%	12/1/30	7,500	8,017
California GO	5.000%	12/1/30	2,000	2,645
California GO	4.000%	8/1/31	27,000	30,938
California GO	4.000%	9/1/31	8,610	9,885
California GO	5.000%	9/1/31	18,545	24,833
California GO	5.000%	10/1/31	24,000	27,089
California GO	5.000%	10/1/31	11,975	15,383
California GO	5.000%	11/1/31	10,000	12,408
California GO	5.000%	12/1/31	1,000	1,346
California GO	5.000%	2/1/32	50,640	53,470
California GO	5.000%	4/1/32	26,035	32,957
California GO	4.000%	8/1/32	8,000	9,151
California GO	4.000%	9/1/32	5,000	5,731
California GO	5.000%	9/1/32	6,500	7,835
California GO	5.000%	9/1/32	6,000	8,029
California GO	5.000%	10/1/32	11,000	12,402
California GO	5.000%	10/1/32	7,690	9,854
California GO	4.000%	11/1/32	4,805	5,622
California GO	5.000%	12/1/32	1,000	1,195
California GO	5.000%	2/1/33	60,000	63,345
California GO	5.000%	4/1/33	12,000	15,159
California GO	4.000%	8/1/33	26,000	29,703
California GO	5.000%	8/1/33	14,000	16,808
California GO	4.000%	9/1/33	26,050	29,820
California GO	3.000%	10/1/33	9,000	9,953
California GO	5.000%	10/1/33	6,000	6,765
California GO	3.000%	11/1/33	2,620	2,930
California GO	4.000%	8/1/34	5,030	5,737
California GO	5.000%	9/1/34	1,655	1,992
California GO	3.000%	10/1/34	18,575	20,385
California GO	5.000%	10/1/34	10,000	11,287
California GO	3.000%	11/1/34	3,200	3,548
California GO	5.000%	11/1/34	5,660	7,386
California GO	5.000%	11/1/34	2,590	3,380

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	12/1/34	900	1,074
	California GO	4.000%	9/1/35	8,000	9,134
	California GO	4.000%	9/1/35	10,000	11,417
	California GO	3.000%	10/1/35	44,000	48,118
	California GO	3.000%	11/1/35	2,300	2,540
	California GO	4.000%	11/1/35	2,090	2,516
	California GO	5.000%	11/1/35	24,035	31,300
	California GO	4.000%	3/1/36	15,000	17,766
	California GO	3.000%	10/1/36	29,800	32,371
	California GO	4.000%	10/1/36	14,000	16,893
	California GO	4.000%	10/1/36	2,590	3,125
	California GO	5.000%	11/1/36	9,850	12,795
	California GO	5.000%	12/1/36	1,000	1,302
	California GO	3.000%	10/1/37	6,800	7,347
	California GO	4.000%	3/1/38	4,930	5,803
	California GO	4.000%	11/1/40	1,825	2,163
	California GO	5.000%	9/1/41	28,000	36,537
	California GO	4.000%	10/1/41	7,315	8,689
[2,6]	California GO TOB VRDO	0.070%	11/4/21	15,395	15,395
[2,6]	California GO TOB VRDO	0.070%	11/4/21	19,935	19,935
[2]	California GO VRDO	0.050%	11/3/21	3,950	3,950
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	5,000	5,231
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,000	5,223
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,596
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,845	4,010
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	2,163
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,703
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,529
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,858
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,960
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	6,164
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,769
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	4,180
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	2,741
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,955
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,452
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	34,940	40,281
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	7,831
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,000	1,172
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	2,182
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	1,510	1,579
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,095	5,338
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	41,815	46,207
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	81,500	95,561
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	45,000	58,117
	California Housing Finance Local or Guaranteed Housing Revenue	3.750%	3/25/35	72,429	85,690
	California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	18,641	21,483
[3]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.400%	8/1/24	5,500	5,519
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,000	3,869
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	24,100
[3]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.750%	6/1/26	2,000	2,031
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/29	1,000	1,164
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/32	2,190	2,547
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	2,034
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	11/1/21	1,100	1,100
[2,6]	California State Municipal Finance Authority Housing Revenue TOB VRDO	0.460%	11/4/21	4,865	4,865
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	6,075	6,221
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	8,000	8,138
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/23	130	139
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	3,065	3,280
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	4,510	4,829
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	750	818
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	2,750	3,037
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	900	1,020
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	3,400	3,899
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,646
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	7,420	7,627
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,357

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/27	1,325	1,508
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,787
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	14,610	18,521
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	4,250	5,365
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	11,700	15,090
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	6,000	7,693
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	4,800	6,308
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	9,500	12,370
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	16,875	22,617
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	9,000	11,646
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	13,250	17,094
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/34	1,500	1,966
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	16,750	21,548
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/35	1,500	1,961
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	17,500	22,472
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	18,500	23,687
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	10,039
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	7,028
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,020
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/27	3,145	3,334
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	13,050
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	8,031
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,505
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	10,746
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,166
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,300
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,551
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	300	314
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/24	4,155	4,620
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	3,085	3,146
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	9,488
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	2,495	2,744
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.125%	10/1/31	4,260	4,266
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	23,011
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	3,835	4,400
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	9,842
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	2,100	2,689
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	2,615	3,342
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	2,580	3,291
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/35	5,365	6,854
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/36	3,100	3,940
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	12/1/21	8,145	8,177
[5]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	2,560	3,178
[5]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	1,675	2,077
[5]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	1,875	2,319
[5]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	1,920	2,372
[5]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,125	3,556
	California State University College & University Revenue	5.000%	11/1/28	3,570	4,252
	California State University College & University Revenue	5.000%	11/1/30	8,400	10,259
	California State University College & University Revenue	5.000%	11/1/30	2,025	2,408
	California State University College & University Revenue	5.000%	11/1/31	5,955	7,268
	California State University College & University Revenue	5.000%	11/1/31	4,600	5,465
	California State University College & University Revenue	5.000%	11/1/32	2,555	3,116
	California State University College & University Revenue	5.000%	11/1/32	10,000	11,871
	California State University College & University Revenue	5.000%	11/1/33	8,010	9,766
	California State University College & University Revenue	5.000%	11/1/33	1,000	1,219
	California State University College & University Revenue	4.000%	11/1/34	2,000	2,259
	California State University College & University Revenue	5.000%	11/1/34	10,270	12,516
	California State University College & University Revenue	5.000%	11/1/34	1,000	1,219
	California State University College & University Revenue	4.000%	11/1/35	2,000	2,258
	California State University College & University Revenue	5.000%	11/1/35	12,825	15,615
	California State University College & University Revenue	5.000%	11/1/35	4,645	5,975
	California State University College & University Revenue	5.000%	11/1/36	12,660	15,404
	California State University College & University Revenue	5.000%	11/1/36	7,165	9,201
	California State University College & University Revenue	5.000%	11/1/37	9,290	10,837
	California State University College & University Revenue	5.000%	11/1/38	10,000	12,794
	California State University College & University Revenue	3.000%	11/1/41	1,585	1,707
	California State University College & University Revenue	5.000%	11/1/41	12,445	14,647
	California State University College & University Revenue, Prere.	5.250%	11/1/21	7,395	7,395

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue, Prere.	5.250%	11/1/21	7,790	7,790
	California State University College & University Revenue, Prere.	5.250%	11/1/21	7,960	7,960
	California State University College & University Revenue, Prere.	5.250%	11/1/21	4,000	4,000
	California State University College & University Revenue, Prere.	5.000%	11/1/22	245	257
	California State University College & University Revenue, Prere.	5.000%	11/1/24	380	432
	California State University College & University Revenue, Prere.	5.000%	11/1/24	410	466
	California State University College & University Revenue, Prere.	5.000%	11/1/24	500	568
	California State University College & University Revenue, Prere.	5.000%	11/1/24	530	603
	California State University College & University Revenue, Prere.	5.000%	11/1/24	460	523
	California State University College & University Revenue, Prere.	5.000%	11/1/24	21,250	24,214
	California State University College & University Revenue, Prere.	5.000%	11/1/24	19,590	22,322
	California State University College & University Revenue, Prere.	5.000%	11/1/24	23,690	26,994
	California State University College & University Revenue, Prere.	5.000%	11/1/24	7,470	8,512
	California State University College & University Revenue, Prere.	5.000%	11/1/24	24,505	27,923
	California State University College & University Revenue, Prere.	5.000%	11/1/24	195	222
	California State University College & University Revenue, Prere.	5.000%	11/1/24	125	142
	California State University College & University Revenue, Prere.	5.000%	11/1/24	9,835	11,207
	California State University College & University Revenue, Prere.	5.000%	11/1/24	4,280	4,877
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,917
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,323
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,658
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	4,050
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	970	1,236
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,205
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/27	5,000	5,008
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	35,180	45,434
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,035	27,166
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	28,065	36,245
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	16,290	21,038
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	11/1/21	3,655	3,655
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	11/1/21	1,180	1,180
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,159
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,196
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,191
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,358
	Cerritos Community College District GO	0.000%	8/1/28	1,000	907
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,585
	Cerritos Community College District GO	0.000%	8/1/31	1,000	834
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,477
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	2,184
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,650	1,795
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,623
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,000	7,577
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	15,000	16,237
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	5,375	5,818
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	17,000	18,402
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	1,250	1,402
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	2,000	2,243
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	931
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,715
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,504
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,173
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,278
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,340
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,460
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,528
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,591
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,660
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,602
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,822
[7]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,416
[4]	Coachella Valley Unified School District GO, Prere.	5.000%	8/1/22	485	503
	Concord CA COP	2.125%	4/1/41	2,275	2,131
	Contra Costa Community College District GO	4.000%	8/1/22	370	381
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	2,000	2,167
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,250
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,334
	Contra Costa Water District Water Revenue	5.000%	10/1/22	500	522

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corona-Norco Unified School District GO	4.000%	8/1/35	5,240	5,898
	Corona-Norco Unified School District GO	4.000%	8/1/36	5,550	6,207
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	570	618
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	13,140	12,223
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,700	8,617
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	5,323
	Cupertino Union School District GO, Prere.	5.000%	8/1/22	1,000	1,036
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,490	2,671
	Desert Sands Unified School District GO	5.000%	8/1/32	1,500	1,831
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,591
	Desert Sands Unified School District GO	5.000%	8/1/34	1,030	1,254
[4]	Downey Unified School District GO	2.000%	8/1/38	1,080	1,018
[4]	Downey Unified School District GO	2.000%	8/1/39	1,005	954
[4]	Downey Unified School District GO	2.000%	8/1/40	2,565	2,419
[4]	Downey Unified School District GO	2.000%	8/1/41	3,120	2,920
[4]	Earlimart School District GO, Prere.	5.000%	8/1/22	300	311
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10,900	13,354
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	7,665	9,385
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	3,000	3,647
	East Side Union High School District GO	4.000%	8/1/22	275	283
	East Side Union High School District GO	5.000%	8/1/26	2,575	2,783
	East Side Union High School District GO	5.000%	8/1/27	2,000	2,161
	East Side Union High School District GO	5.000%	8/1/28	3,000	3,240
	East Side Union High School District GO	2.000%	8/1/33	6,695	6,798
[4]	East Side Union High School District GO	3.000%	8/1/33	6,920	7,475
	East Side Union High School District GO	2.000%	8/1/34	8,120	8,235
[4]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,957
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,730	6,481
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	8,125	9,156
	Eastern Municipal Water District Water Revenue	5.000%	7/1/22	150	155
[3]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	0.150%	7/1/24	4,000	4,000
	Eastern Municipal Water District Water Revenue VRDO	0.020%	11/1/21	5,465	5,465
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	2,341
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	1,750	1,778
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	1,000	1,016
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,485	2,525
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,110	2,144
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,000	2,032
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	3,060	3,397
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,467
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,696
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	7,931
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/23	775	836
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,116
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	863
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,342
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,316
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	2,037
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,588
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/23	2,875	2,850
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,670
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,987
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,839
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,611
	Fontana Unified School District GO	3.000%	8/1/38	1,290	1,383
[8]	Foothill-De Anza Community College District GO	0.000%	8/1/32	9,280	7,779
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	943
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	725
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,276
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	2,046	2,384
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	40,500	41,927
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/24	0.000%	1/15/28	20,090	23,078
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,373
	Fortuna Elementary School District GO	4.000%	8/1/22	80	82
	Fremont Unified School District/Alameda County CA GO, Prere.	4.250%	8/1/22	150	155
	Fremont Unified School District/Alameda County CA GO, Prere.	5.000%	8/1/22	145	150
	Fremont Unified School District/Alameda County CA GO, Prere.	5.000%	8/1/22	150	155
	Fresno Unified School District GO	4.000%	8/1/34	450	534

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fresno Unified School District GO	4.000%	8/1/35	300	355
	Fresno Unified School District GO	3.000%	8/1/36	1,000	1,081
	Fresno Unified School District GO	3.000%	8/1/36	2,385	2,580
	Gavilan Joint Community College District GO	5.000%	8/1/30	5,000	5,787
	Gavilan Joint Community College District GO	5.000%	8/1/31	6,000	6,942
[10]	Gilroy Unified School District GO	0.000%	8/1/30	5,390	4,647
[10]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,781
[10]	Gilroy Unified School District GO, ETM	0.000%	8/1/30	255	226
	Glendale Community College District GO, Prere.	4.000%	8/1/22	500	514
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	7,500	8,603
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,825
[8]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,735
[8]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	48,400
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	10,760	12,516
	Grossmont Healthcare District GO	4.000%	7/15/40	28,000	30,888
[4]	Hayward Unified School District GO	5.000%	8/1/28	2,720	3,043
[4]	Hayward Unified School District GO	5.000%	8/1/28	3,795	4,246
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	2,902
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,315	4,864
	Huntington Beach City School District GO	4.000%	8/1/36	1,000	1,146
	Huntington Beach City School District GO	4.000%	8/1/37	1,000	1,144
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	4,328
[2]	Irvine CA VRDO	0.010%	11/1/21	2,480	2,480
[2]	Irvine CA VRDO	0.010%	11/1/21	2,134	2,134
[2]	Irvine CA VRDO	0.010%	11/1/21	1,450	1,450
	Irvine Ranch Water District	5.000%	2/1/22	250	253
	Jefferson Elementary School District GO, Prere.	5.000%	7/15/22	100	103
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,182
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,152
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,369
[4]	Kern Community College District GO	0.000%	11/1/26	10,210	9,759
	Kern Community College District GO	3.000%	8/1/40	3,030	3,270
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/23	2,100	2,082
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,511
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,390
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,868
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	3,125	3,534
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/23	290	318
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	193
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	298
[8]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/21	7,645	7,645
[8]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/22	3,535	3,708
[10]	Long Beach Unified School District GO	0.000%	8/1/23	1,995	1,979
[10]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,403
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	3,282
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	10,157
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	28,000	29,847
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	21,000	23,084
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	21,985
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	24,895	28,045
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,040	3,425
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	30,500	34,359
[2,6]	Los Angeles CA Local or Guaranteed Housing Revenue VRDO TOB	0.460%	11/4/21	7,000	7,000
	Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	50,564
	Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	22,413
	Los Angeles CA Unified School District GO	5.000%	7/1/27	10,635	13,121
	Los Angeles CA Unified School District GO	5.000%	7/1/29	13,650	15,255
	Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	21,723
	Los Angeles CA Unified School District GO	5.000%	7/1/31	5,720	7,325
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,200	2,678
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	12,291
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,400	2,629
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	33,141
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,600	7,892
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	31,264
	Los Angeles CA Unified School District GO	4.000%	7/1/37	9,000	10,701
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	15,281
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	5,416

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	1,100	1,130
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	2,020	2,470
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	6,260
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	5,280	6,449
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	2,500	3,052
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	1,050	1,212
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,795	6,685
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,653
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,435
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,863
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	12,350	15,267
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	10,362
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	18,485	23,421
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	11,115
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	15,000	19,445
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	11,000	14,559
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	19,651
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,500	3,426
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	23,150
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,300	6,309
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	8,000	10,477
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	10,000	12,219
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	18,158
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	22,649
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	16,965	20,964
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,000	13,064
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	11,594
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	15,316
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	23,695	29,169
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	655	853
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	20,614
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	6,306
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	4,000	5,196
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	19,541
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	24,992
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	8,860	11,734
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,195	1,487
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,510	1,911
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,745	2,246
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	2,365	3,028
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	3,515	4,487
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	3,500	4,448
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,425	3,077
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	10,706
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,300	2,909
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	2,000	2,525
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	1,191
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	2,400	3,023
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	2,500	3,143
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	2,000	2,509
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	2,215	2,772
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/27	1,475	1,528
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/32	3,000	3,108
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	20,000	25,700
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	19,065	24,938
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	12,485	16,222
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	13,140	16,940
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,230	5,453
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	3,082
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,300	2,752
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,573
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,315	2,762
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,165	4,112
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	9,240
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	5,747
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,527
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	10,565	12,544
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	5,025	5,966
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	20,730	24,539

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	5,225	6,185
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	3,486
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	30,000	35,443
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	6,421
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	10,000	12,652
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,000	2,558
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,295	6,800
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,000	3,896
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	16,090	20,564
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	4,905	6,337
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	32,930	42,436
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	300	324
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/27	7,985	8,967
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	25,385	27,372
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	23,055	27,795
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	36,000	44,775
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	16,270	19,597
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	17,150	21,294
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	11,140	13,408
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	750	916
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,500	13,010
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,760	13,492
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	6,895	8,613
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.030%	11/4/21	6,500	6,500
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	22,715	24,478
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	11,185	12,049
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,000	3,629
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	3,022
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,500	3,020
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	3,226
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	22,433
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	26,745
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	21,359
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	13,646
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	12,540	16,046
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	2,120	2,474
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	11/1/21	8,650	8,650
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	11/1/21	9,200	9,200
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	8,420
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	3,962
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	12,033
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,775	4,951
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	10,875	12,369
[5]	Los Angeles Unified School District GO	4.000%	7/1/36	2,400	2,906
[5]	Los Angeles Unified School District GO	4.000%	7/1/37	4,625	5,583
[5]	Los Angeles Unified School District GO	4.000%	7/1/38	5,935	7,141
[5]	Los Angeles Unified School District GO	4.000%	7/1/39	6,000	7,200
[5]	Los Angeles Unified School District GO	4.000%	7/1/40	4,670	5,591
[5]	Los Angeles Unified School District GO	4.000%	7/1/41	2,400	2,865
	Los Rios Community College District GO	3.000%	8/1/24	2,000	2,148
	Los Rios Community College District GO	4.000%	8/1/24	1,180	1,299
	Los Rios Community College District GO	3.000%	8/1/25	2,000	2,188
	Los Rios Community College District GO	4.000%	8/1/25	800	905
	Marin Community College District GO, Prere.	4.000%	8/1/22	125	129
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,071
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,177
[7]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,528
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,000	12,959
[3]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	5,500	5,501
[3]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	4,700	4,701
[3]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	5,500	5,501
	Midpeninsula Regional Open Space District Miscellaneous Revenue	4.000%	9/1/27	100	103
	Milpitas Unified School District GO	2.000%	8/1/40	3,130	2,952
	Mount Diablo CA Unified School District GO	5.000%	7/1/25	255	263
	Mount Diablo CA Unified School District GO	5.000%	8/1/32	7,910	8,194
[9]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,521

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	1,000	1,166
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	8,995
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	22,126
	Napa Valley Community College District GO	4.000%	8/1/29	6,065	6,814
	Napa Valley Community College District GO	4.000%	8/1/32	6,000	6,715
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	2,655	2,828
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	5,130	5,464
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	6,000	6,390
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/27	2,275	2,510
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/28	2,235	2,463
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	10,000	10,835
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,500	1,555
[4]	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	2,000	2,165
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,285	1,529
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,633
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	2,250	2,671
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	3,100	3,670
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,490	5,305
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,425	5,222
	Ohlone Community College District GO, Prere.	5.000%	8/1/22	465	482
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	14,000	17,640
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	16,200	20,399
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	9,850	12,377
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	12,608
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	15,646
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	8,025	10,007
	Palo Alto Unified School District GO	0.000%	8/1/23	14,050	13,985
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	18,970
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	17,868
[10]	Palomar Health GO	0.000%	8/1/32	9,300	7,511
	Palomar Health GO	4.000%	8/1/34	5,725	6,333
[7]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	5,000	4,528
	Pasadena Area Community College District GO	5.000%	8/1/22	150	155
	Peralta Community College District GO	5.000%	8/1/27	7,605	9,392
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,352
	Peralta Community College District GO	5.000%	8/1/28	9,110	11,528
	Peralta Community College District GO	5.000%	8/1/29	10,745	13,894
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,182
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,307
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,427
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,539
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,675
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	1,101
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/24	3,550	4,051
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/25	5,580	6,573
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,562
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,557
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/29	4,830	5,628
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,478
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,596
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,225	2,592
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	2,011
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	6,690	7,276
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	16,145	17,559
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	2,885	3,333
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31	3,050	3,521
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32	3,125	3,606
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	7,877
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,575	11,269
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	12,070	14,205
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	3,495	4,113
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,672
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	8,790	8,405
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,625	3,400
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	6,430	5,893
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	9,395	8,392
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	11,075	9,624

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,381
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,085	1,277
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,916
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	2,453
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	3,160
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,980	5,376
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	7,365	7,951
[7]	Rocklin Unified School District GO	0.000%	8/1/22	5,450	5,439
[4]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,713
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	140	148
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	325
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	415
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	195
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/32	200	240
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/36	500	594
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	1,984
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	2,350
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/21	1,920	1,928
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,240	1,362
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,760	2,008
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,589
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	9,321
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,312
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,000	2,226
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/31	1,000	1,159
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/31	3,000	3,338
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/35	1,115	1,286
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,960	2,122
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,180	1,278
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,320	1,429
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,400	1,516
[4]	San Bernardino Community College District GO	0.000%	8/1/22	3,535	3,526
[4]	San Bernardino Community College District GO	0.000%	8/1/23	5,000	4,958
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	12,065	13,071
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	13,965	15,129
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	14,080	15,258
	San Diego CA Unified School District GO	0.000%	7/1/30	11,270	9,982
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	744
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,632
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	921
	San Diego Community College District GO	5.000%	8/1/22	335	347
	San Diego Community College District GO	4.000%	8/1/32	19,065	21,932
	San Diego Community College District GO, Prere.	5.000%	8/1/22	175	181
	San Diego Community College District GO, Prere.	5.000%	8/1/22	175	181
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,900	2,456
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,894
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,668
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,095	2,694
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,703
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,693
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,681
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,250	1,594
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,442
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,734
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,773
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,734
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	2,450	2,513
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	10,625	11,092
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,000	1,325
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	1,700	2,238
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	1,000	1,313
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	1,855	2,412
[2]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/3/21	2,000	2,000
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/40	2,750	3,515
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	10,291
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	6,185
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,805	5,755
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	18,932
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	15,092

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	14,423
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	11,018
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/22	400	409
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/22	200	207
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	5,000	5,809
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/37	3,250	3,538
	San Francisco CA City & County COP	5.000%	4/1/22	475	485
	San Francisco CA City & County COP	5.000%	4/1/28	10,790	12,572
	San Francisco CA City & County COP	4.000%	4/1/30	16,775	18,749
	San Francisco CA City & County COP	4.000%	4/1/33	12,465	13,908
	San Francisco CA City & County COP	4.000%	4/1/34	2,550	2,969
	San Francisco CA City & County COP	4.000%	4/1/35	10,000	11,148
	San Francisco CA City & County COP	4.000%	4/1/35	2,650	3,080
	San Francisco CA City & County COP	4.000%	4/1/36	10,000	11,143
	San Francisco CA City & County COP	4.000%	4/1/36	2,755	3,194
	San Francisco CA City & County COP	4.000%	4/1/37	2,865	3,313
	San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,436
	San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,417
	San Francisco CA City & County COP	4.000%	4/1/39	2,000	2,337
	San Francisco CA City & County COP	4.000%	4/1/40	2,000	2,330
	San Francisco CA City & County COP	4.000%	4/1/41	2,000	2,322
	San Francisco CA City & County GO	5.000%	6/15/27	10,000	10,769
	San Francisco CA City & County GO	4.000%	6/15/28	25,000	26,415
	San Francisco CA City & County GO	4.000%	6/15/29	15,000	15,849
	San Francisco CA City & County GO	4.000%	6/15/36	7,230	8,593
	San Francisco CA City & County GO	4.000%	6/15/37	7,520	8,916
	San Francisco CA City & County GO	4.000%	6/15/38	3,960	4,686
	San Francisco CA City & County GO	4.000%	6/15/38	7,820	9,254
	San Francisco CA City & County GO	4.000%	6/15/38	2,830	3,349
	San Francisco CA City & County GO	4.000%	6/15/39	4,115	4,859
	San Francisco CA City & County GO	4.000%	6/15/39	8,130	9,601
	San Francisco CA City & County GO	4.000%	6/15/39	2,945	3,478
	San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,684
	San Francisco CA City & County GO	4.000%	6/15/40	3,455	4,067
	San Francisco CA City & County GO	4.000%	6/15/40	3,060	3,602
	San Francisco CA City & County GO	4.000%	6/15/41	2,455	2,876
	San Francisco CA City & County GO	4.000%	6/15/41	3,795	4,446
	San Francisco CA City & County GO	4.000%	6/15/41	3,185	3,731
[2,6]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.460%	11/4/21	39,965	39,965
[2,6]	San Francisco CA City & County Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	22,145	22,145
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	9,330
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	2,170
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	7,185	8,673
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,303
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	20,255	25,129
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	12,200	12,494
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	12,562
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	17,549
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	3,000	3,925
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	13,701
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	4,855	6,333
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	4,000	5,196
	San Francisco City & County CA GO	5.000%	6/15/22	300	309
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	10,000	10,429
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	9,030	10,561
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	2,545	2,977
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,906
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,519
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	11,408
	San Francisco Unified School District GO	5.000%	6/15/22	470	484
	San Francisco Unified School District GO	4.000%	6/15/31	8,670	8,857
	San Francisco Unified School District GO	4.000%	6/15/31	8,455	10,027
	San Francisco Unified School District GO	4.000%	6/15/31	5,615	6,659
	San Francisco Unified School District GO	4.000%	6/15/32	3,950	4,036

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Unified School District GO	4.000%	6/15/32	5,935	7,025
	San Francisco Unified School District GO	4.000%	6/15/32	3,840	4,545
	San Francisco Unified School District GO	4.000%	6/15/33	8,885	10,114
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,670	2,011
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	2,580	3,242
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	3,000	3,605
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	2,485	3,121
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,110	3,736
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,170	3,973
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	3,565	4,276
	San Jose Evergreen Community College District GO	5.000%	9/1/22	170	177
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	3,108
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,408
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,504
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,710
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	3,901
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	4,348
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	6/1/23	520	559
	San Jose School District GO	5.000%	8/1/22	490	508
[7]	San Jose Unified School District GO	0.000%	8/1/30	3,775	3,314
	San Lorenzo Unified School District GO	4.000%	8/1/35	300	352
	San Lorenzo Unified School District GO	4.000%	8/1/37	385	448
	San Lorenzo Unified School District GO	4.000%	8/1/39	675	782
	San Lorenzo Unified School District GO	4.000%	8/1/41	485	559
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	4,038
	San Mateo County Community College District GO, Prere.	5.000%	9/1/22	100	104
	San Mateo Foster City School District GO	3.000%	8/1/39	555	599
	San Mateo Foster City School District GO	3.000%	8/1/39	555	599
	San Mateo Foster City School District GO	3.000%	8/1/40	560	603
	San Mateo Foster City School District GO	3.000%	8/1/41	500	537
	San Mateo Foster City School District GO	3.000%	8/1/41	585	628
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,243
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/28	2,520	2,825
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,877
	San Mateo Union High School District GO	5.000%	9/1/22	100	104
[9]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,763
[8]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	3,084
[8]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,986
[8]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,811
	San Ramon Valley CA Unified School District GO, Prere.	5.000%	8/1/23	3,385	3,667
	San Ramon Valley CA Unified School District GO, Prere.	5.000%	8/1/23	1,080	1,170
	San Ramon Valley Unified School District GO, Prere.	5.000%	8/1/22	110	114
[7]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,916
[7]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,882
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	5,612
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	5,904
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	7,934
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	12,980
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	9,495
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	13,155
	Santa Clara Unified School District GO	5.000%	7/1/22	150	155
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	5,141
	Santa Clara Unified School District GO	3.000%	7/1/34	4,435	4,761
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,560
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,823
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	6/1/22	2,540	2,611
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	11/1/21	15,935	15,935
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,157
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,035	1,197
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,010	1,168
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,157
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,735
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,735
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	2,650	3,065
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/32	2,000	2,344
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/33	2,000	2,342
[1]	Santa Cruz Libraries Facilities Financing Authority Special Tax Revenue	5.000%	9/1/22	340	353
	Santa Monica Community College District GO	0.000%	8/1/23	9,045	8,978
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,597

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,652
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	11,214
	Santa Monica Community College District GO, Prere.	5.000%	8/1/23	5,145	5,574
[8]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	10,304
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/33	155	161
	Santa Rosa CA Wastewater Sewer Revenue, Prere.	5.000%	9/1/22	350	364
	Santa Rosa CA Wastewater Sewer Revenue, Prere.	5.000%	9/1/22	125	130
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,834
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,977
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	3,175
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,715
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	7,523
[7]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,277
[4]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,385
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, ETM	5.000%	3/1/22	100	102
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	105	107
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	250	254
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	5,000	5,474
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/30	5,930	6,872
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/32	5,045	5,829
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	9,695	11,170
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/36	1,640	1,884
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,977
[2]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.010%	11/1/21	2,785	2,785
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	549
	State Center Community College District GO	5.000%	8/1/29	6,005	6,960
	State Center Community College District GO	5.000%	8/1/31	5,070	5,874
	State Center Community College District GO	3.000%	8/1/38	2,000	2,183
	State Center Community College District GO, Prere.	5.000%	8/1/22	300	311
[4,5]	Stockton Unified School District GO	4.000%	8/1/38	1,230	1,462
[4,5]	Stockton Unified School District GO	4.000%	8/1/39	3,365	3,983
[4,5]	Stockton Unified School District GO	4.000%	8/1/40	2,365	2,791
	Sunnyvale School District GO, Prere.	4.000%	9/1/22	250	258
	Sweetwater Authority Water Revenue	4.000%	4/1/22	100	102
[1]	Sweetwater Union High School District GO	5.000%	8/1/29	3,300	3,660
	Tahoe-Truckee Unified School District GO	5.000%	8/1/29	440	527
	Tahoe-Truckee Unified School District GO	5.000%	8/1/30	805	962
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	728
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,289
	Tahoe-Truckee Unified School District GO	5.000%	8/1/36	1,610	1,906
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,214
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,140
[7]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,772
[7]	Union Elementary School District GO	0.000%	9/1/28	4,625	4,196
[7]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,693
	University of California College & University Revenue	5.000%	5/15/22	250	256
	University of California College & University Revenue	5.000%	5/15/24	2,585	2,771
	University of California College & University Revenue	5.000%	5/15/27	6,125	7,097
	University of California College & University Revenue	5.000%	5/15/28	17,945	19,233
	University of California College & University Revenue	5.000%	5/15/28	5,550	6,431
	University of California College & University Revenue	5.000%	5/15/28	12,500	14,484
	University of California College & University Revenue	5.000%	5/15/29	19,020	22,010
[5]	University of California College & University Revenue	5.000%	5/15/29	1,750	2,211
	University of California College & University Revenue	5.000%	5/15/30	70	86
[5]	University of California College & University Revenue	5.000%	5/15/30	4,450	5,733
	University of California College & University Revenue	4.000%	5/15/31	18,505	21,706
	University of California College & University Revenue	5.000%	5/15/31	11,100	12,807
	University of California College & University Revenue	5.000%	5/15/31	3,785	4,725
[5]	University of California College & University Revenue	5.000%	5/15/31	1,000	1,313
	University of California College & University Revenue	5.000%	5/15/31	1,170	1,201
	University of California College & University Revenue	5.000%	5/15/32	21,830	23,394
	University of California College & University Revenue	5.000%	5/15/32	4,060	4,680
	University of California College & University Revenue	5.000%	5/15/32	9,025	11,252
[5]	University of California College & University Revenue	5.000%	5/15/32	3,500	4,683
	University of California College & University Revenue	4.000%	5/15/33	28,500	32,776
	University of California College & University Revenue	5.000%	5/15/33	31,200	33,430
	University of California College & University Revenue	5.000%	5/15/33	5,750	7,164
[5]	University of California College & University Revenue	5.000%	5/15/33	2,200	2,934
	University of California College & University Revenue	4.000%	5/15/34	28,825	33,094

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	4.000%	5/15/34	17,000	18,392
	University of California College & University Revenue	5.000%	5/15/34	38,420	41,160
	University of California College & University Revenue	5.000%	5/15/34	5,625	6,975
	University of California College & University Revenue	5.000%	5/15/34	7,000	9,077
[5]	University of California College & University Revenue	5.000%	5/15/34	2,100	2,790
	University of California College & University Revenue	4.000%	5/15/35	5,665	6,495
	University of California College & University Revenue	5.000%	5/15/35	6,025	7,459
	University of California College & University Revenue	5.000%	5/15/35	15,045	19,469
[5]	University of California College & University Revenue	5.000%	5/15/35	3,000	3,976
	University of California College & University Revenue	4.000%	5/15/36	14,890	17,974
	University of California College & University Revenue	5.000%	5/15/36	7,175	8,538
	University of California College & University Revenue	5.000%	5/15/36	9,010	11,173
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,868
[5]	University of California College & University Revenue	5.000%	5/15/36	10,500	13,858
	University of California College & University Revenue	4.000%	5/15/37	12,000	14,397
	University of California College & University Revenue	5.000%	5/15/37	2,190	2,247
	University of California College & University Revenue	5.000%	5/15/37	6,640	8,193
[5]	University of California College & University Revenue	5.000%	5/15/37	10,000	13,136
	University of California College & University Revenue	4.000%	5/15/38	12,300	14,722
	University of California College & University Revenue	5.000%	5/15/38	1,850	2,279
[5]	University of California College & University Revenue	5.000%	5/15/38	16,000	20,949
	University of California College & University Revenue	4.000%	5/15/39	13,500	16,117
	University of California College & University Revenue	5.000%	5/15/39	10,000	12,785
[5]	University of California College & University Revenue	5.000%	5/15/39	3,235	4,221
	University of California College & University Revenue	4.000%	5/15/40	17,905	21,331
[5]	University of California College & University Revenue	5.000%	5/15/40	2,695	3,509
	University of California College & University Revenue	4.000%	5/15/41	15,000	17,821
	University of California College & University Revenue	5.000%	5/15/41	8,000	10,169
[5]	University of California College & University Revenue	5.000%	5/15/41	3,175	4,115
[5]	University of California College & University Revenue	5.000%	5/15/42	2,190	2,825
	University of California College & University Revenue	5.000%	5/15/43	11,525	14,584
	University of California College & University Revenue PUT	5.000%	5/15/23	127,200	136,435
	University of California College & University Revenue, Prere.	5.000%	5/15/23	8,050	8,630
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	11/1/21	6,625	6,625
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	11/1/21	6,300	6,300
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.020%	11/1/21	16,680	16,680
[1]	Val Verde Unified School District GO, Prere.	5.000%	8/1/23	215	233
	Ventura County Community College District GO	0.000%	8/1/23	6,155	6,106
	Ventura County Community College District GO	0.000%	8/1/24	8,150	8,016
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,775
	Ventura County Community College District GO	0.000%	8/1/26	8,500	8,113
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,941
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,106
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,106
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,106
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/32	6,155	7,084
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	7,843
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	8,465
	West Contra Costa Unified School District GO	5.000%	8/1/27	2,405	2,683
[7]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,725
	West Contra Costa Unified School District GO	5.000%	8/1/29	3,500	3,906
[4,11]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	11,555
[7]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,543
[4,11]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	14,646
[10]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	4,068
[7]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,965
[10]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	2,228
[7]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	13,021
[4]	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/22	6,270	6,495
[4]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,000	1,040
					8,696,760
Colorado (1.8%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	1,750	2,105
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/32	7,210	8,655
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,702
[12]	Adams 12 Five Star Schools GO	5.000%	12/15/30	16,000	19,278
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	12,026
	Adams County CO COP	5.000%	12/1/30	600	701
	Adams County CO COP	5.000%	12/1/33	1,040	1,211

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Adams County CO COP	5.000%	12/1/34	790	919
	Arvada CO Sales Tax Revenue	5.000%	12/1/30	3,665	4,624
	Aurora CO COP	5.000%	12/1/31	1,370	1,749
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,000	3,613
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	15	18
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,690
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	10,365
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	10,868
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,709
	Broomfield CO City & County Water Revenue	4.000%	12/1/37	2,060	2,523
	Broomfield CO City & County Water Revenue	4.000%	12/1/38	3,700	4,520
	Broomfield CO City & County Water Revenue	4.000%	12/1/39	5,055	6,159
	Broomfield CO City & County Water Revenue	4.000%	12/1/40	3,305	4,001
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	715
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	721
	Colorado COP	5.250%	11/1/23	5,080	5,582
	Colorado COP	5.000%	12/15/32	10,000	13,352
	Colorado COP	5.000%	3/15/33	1,350	1,685
	Colorado COP	4.000%	12/15/33	23,200	27,260
	Colorado COP	5.000%	3/15/34	1,385	1,725
	Colorado COP	4.000%	12/15/34	16,040	18,803
	Colorado COP	5.000%	3/15/35	1,285	1,598
	Colorado COP	4.000%	12/15/35	11,375	13,276
	Colorado COP	5.000%	3/15/36	2,840	3,521
	Colorado COP	4.000%	6/15/37	1,030	1,216
	Colorado COP	3.000%	12/15/37	10,000	10,979
	Colorado COP	4.000%	12/15/37	9,540	11,089
	Colorado COP	4.000%	6/15/38	1,345	1,585
	Colorado COP	4.000%	3/15/39	7,135	8,272
	Colorado COP	4.000%	6/15/39	1,020	1,195
	Colorado COP	4.000%	12/15/39	5,500	6,493
	Colorado COP	4.000%	6/15/40	1,320	1,543
	Colorado COP	4.000%	6/15/41	1,300	1,516
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	2,243
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	5,778
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	4,448
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	145
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	175	192
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	1,001
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,169
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	1,000	1,133
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	1,075	1,216
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,000	2,181
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,830
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	655
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,913
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	817
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	2,125
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	653
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,692
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,000	3,667
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,557
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,000	4,994
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,806
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	800	992
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,162
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	676
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	478
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,813
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	6,374
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	883
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	558
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	5,414
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	6,303
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,400	1,793
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,575
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	1,059
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,800	4,770
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	5,021

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,278
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	6,251
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	3,126
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,274
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	6,231
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,518
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	4,681
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,391
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	8,036
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	4,150	5,138
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	5,000	6,190
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	926
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	6,820
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,245	7,702
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,335	9,047
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	2,108
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	9,000	11,059
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	22,094
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	6,443
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	8,000	9,397
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,500	1,831
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	13,809
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,904
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	9,754
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	6,208
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	6,312
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	19,510	21,385
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	11,100	12,614
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	7,000	8,190
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,605	24,921
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,070	12,183
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	51,374
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/26	915	1,090
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,250
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	6,750	7,100
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	2,025	2,130
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	8,385	8,843
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,714
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,957
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,610
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,677
[2]	Colorado Health Facilities Authority Hospital Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	4,300	4,300
	Colorado Higher Education COP	5.000%	11/1/22	100	105
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	9,685	10,311
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	1,525	1,894
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,450	1,845
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,625	2,067
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	290	369
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	781
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	839
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	2,195	2,675
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,196
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	6,335	7,701
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,450	1,730
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	7,080	8,584
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/40	1,700	2,024
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/40	7,295	8,825
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/41	6,815	8,220
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.050%	11/4/21	4,270	4,270
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.060%	11/4/21	2,970	2,970
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	170	178
[2,6]	Colorado State Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	17,720	17,720
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/31	2,415	2,695
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/33	2,410	2,692
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	12/15/35	8,000	10,740
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	12/15/36	9,805	13,131
	Denver City & County School District No. 1 GO	4.000%	12/1/31	7,000	7,869
	Denver City & County School District No. 1 GO	5.000%	12/1/33	5,095	6,113
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	13,744

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	17,554
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	28,208
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	891
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,171
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,453
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,576
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,492
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,923
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	15,190	15,939
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	5,003
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	926
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,336
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	692
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,483
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	978
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	15,814
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,203
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,943
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	1,052
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	9,723
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	6,035	7,640
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	2,195	2,823
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,461
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	8,093
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	9,193
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	745
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	8,536
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,477
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	8,999
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,309
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,834
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	6,782
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	7,360
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	5,750	6,033
	Denver CO City & County GO	5.000%	8/1/22	4,365	4,522
	Denver CO City & County GO	5.000%	8/1/22	7,125	7,382
	Denver CO City & County GO	5.000%	8/1/22	1,000	1,036
	Denver CO City & County GO	5.000%	8/1/23	8,340	9,034
	Denver CO City & County GO	5.000%	8/1/23	7,000	7,582
	Denver CO City & County GO	5.000%	8/1/24	8,760	9,871
	Denver CO City & County GO	5.000%	8/1/25	9,195	10,728
	Denver CO City & County GO	5.000%	8/1/25	9,225	10,763
	Denver CO City & County GO	5.000%	8/1/29	7,000	9,057
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	812
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	777
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	780
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,586
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,552
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/34	1,000	1,217
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	1,210
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/36	1,000	1,206
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/37	1,520	1,827
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	2,030	2,428
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/40	1,785	2,128
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/32	11,425	14,379
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/33	7,360	9,241
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	724
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	599
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/31	550	657
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/22	11,315	11,285
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	15,435	15,305
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,645
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,252
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	21,293
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	8,080
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,670
[3]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	2,600	2,606
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	5,547
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	8,973

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	7,189
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,987
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,670
	El Paso County School District No. 20 Academy GO	5.000%	12/15/33	2,900	3,486
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,418
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	2,125
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,389
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,383
	El Paso County School District No. 3 Widefield GO, Prere.	5.000%	12/1/22	620	652
	El Paso County School District No. 3 Widefield GO, Prere.	5.000%	12/1/22	710	747
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,010	4,576
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	8,598
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	8,073
	Gunnison Watershed School District No. Re 1J GO, Prere.	4.000%	12/1/24	100	111
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	599
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	239
[4]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,936
[4]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	948
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,171
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	22,523
	Jefferson County School District R-1 GO	5.000%	12/15/37	23,500	29,340
	Larimer County CO COP	4.000%	12/1/32	1,000	1,187
	Larimer County CO COP	4.000%	12/1/34	2,740	3,238
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,842
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/30	3,010	3,811
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/32	3,000	3,553
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,959
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,923
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/32	6,035	7,595
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,515
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	2,233
	Mesa County Valley School District No. 51 Grand Junction GO	5.000%	12/1/22	150	158
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/23	6,500	6,939
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/23	1,520	1,658
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,162
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,308
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,723
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,236
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,428
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,284
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,498
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	1,260	1,913
	Regional Transportation District COP	5.000%	6/1/27	2,000	2,434
	Regional Transportation District COP	5.000%	6/1/28	4,370	5,442
	Regional Transportation District COP	5.000%	6/1/29	4,455	5,663
	Regional Transportation District COP	5.000%	6/1/30	3,565	4,500
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,770
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	750	930
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,250
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	757
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	636
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	898
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	704
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	1,022
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	800	1,020
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	800	949
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	1,222
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	1,100	1,300
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	3,509
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	1,195	1,253
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/31	9,000	12,071
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	6,000	8,175
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	600	639
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	1,000	1,086
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,500	1,628
	Thornton CO COP	4.000%	12/1/35	3,940	4,610
	Thornton CO COP	4.000%	12/1/36	4,100	4,788
	University of Colorado College & University Revenue	5.000%	6/1/26	3,105	3,721
	University of Colorado College & University Revenue	5.000%	6/1/29	4,010	5,020

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Colorado College & University Revenue	5.000%	6/1/30	2,535	3,075
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	6,350
	University of Colorado College & University Revenue	4.000%	6/1/33	1,375	1,582
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	21,899
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,250	1,285
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,085	2,143
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,480	2,549
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,445	2,513
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,720	2,796
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,850	1,902
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,950	2,005
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	3,155	3,243
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	550	565
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/24	5,600	6,129
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	1,500	1,680
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,240
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,520
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	4,267
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	10,000	11,982
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	6,182
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	10,070
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	6,000	6,293
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,250	6,548
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	263
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/28	250	288
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	268
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	279
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	292
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/31	265	303
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	317
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/32	160	183
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	323
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	360
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	126
	Village Metropolitan District GO	4.150%	12/1/30	975	1,070
	Village Metropolitan District GO	5.000%	12/1/40	1,950	2,176
	Weld County School District No. 6 Greeley GO	4.000%	12/1/35	4,050	4,945
	Weld County School District No. 6 Greeley GO	4.000%	12/1/36	4,200	5,115
	Weld County School District No. 6 Greeley GO	4.000%	12/1/37	5,165	6,272
	Weld County School District No. 6 Greeley GO	4.000%	12/1/38	2,720	3,295
	Weld County School District No. 6 Greeley GO	4.000%	12/1/41	4,850	5,808
[4]	Westminster Public Schools COP	5.000%	12/1/30	635	791
[4]	Westminster Public Schools COP	5.000%	12/1/32	310	384
[4]	Westminster Public Schools COP	4.000%	12/1/33	1,825	2,130
[4]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,246
[4]	Westminster Public Schools COP	5.000%	12/1/35	775	956
[4]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,489
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue	4.000%	7/15/37	3,580	4,321
					1,604,339
Connecticut (1.5%)
	Connecticut GO	5.000%	11/1/21	5,000	5,000
	Connecticut GO	4.000%	3/15/22	14,405	14,611
	Connecticut GO	5.000%	4/15/22	6,005	6,137
	Connecticut GO	5.000%	6/1/22	8,010	8,236
	Connecticut GO	5.000%	6/15/22	9,355	9,636
	Connecticut GO	5.000%	7/15/22	22,000	22,749
	Connecticut GO	5.000%	7/15/22	1,000	1,034
	Connecticut GO	5.000%	9/15/22	6,830	7,117
	Connecticut GO	5.000%	11/15/22	5,000	5,249
	Connecticut GO	5.000%	11/15/22	7,120	7,475
	Connecticut GO	5.000%	3/15/23	9,555	10,178
	Connecticut GO	5.000%	7/15/23	1,000	1,080
	Connecticut GO	5.000%	11/1/23	10,125	10,125
	Connecticut GO	5.000%	11/15/23	7,715	8,447
	Connecticut GO	5.000%	11/15/23	14,275	15,630
	Connecticut GO	5.000%	3/15/24	10,000	11,099
	Connecticut GO	5.000%	5/15/24	4,500	5,027
	Connecticut GO	5.000%	6/1/24	10,260	10,539
	Connecticut GO	5.000%	7/15/24	1,000	1,124

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	9/1/24	20,000	22,596
	Connecticut GO	5.000%	10/15/24	10,805	11,288
	Connecticut GO	5.000%	11/15/24	6,440	7,332
	Connecticut GO	5.000%	11/15/24	10,025	11,413
	Connecticut GO	5.000%	2/15/25	11,830	13,584
	Connecticut GO	5.000%	3/1/25	19,440	20,654
	Connecticut GO	5.000%	6/15/25	1,025	1,190
	Connecticut GO	5.000%	9/1/25	19,395	21,888
	Connecticut GO	5.000%	6/15/26	2,665	3,084
	Connecticut GO	5.000%	9/1/26	13,170	14,836
	Connecticut GO	5.000%	11/1/26	9,650	9,650
	Connecticut GO	5.000%	2/15/27	12,000	14,629
	Connecticut GO	5.000%	3/15/27	9,800	11,227
	Connecticut GO	5.000%	7/15/27	1,955	2,408
	Connecticut GO	4.000%	9/15/27	3,000	3,091
	Connecticut GO	5.000%	4/15/28	3,950	4,944
	Connecticut GO	4.000%	6/1/28	3,000	3,575
	Connecticut GO	5.000%	8/15/28	550	658
	Connecticut GO	4.000%	6/1/29	6,500	7,851
	Connecticut GO	5.000%	3/1/30	8,900	9,789
	Connecticut GO	5.000%	7/15/30	5,000	6,522
	Connecticut GO	4.000%	6/1/31	1,850	2,244
	Connecticut GO	5.000%	6/15/31	5,000	5,551
	Connecticut GO	5.000%	4/15/32	4,000	4,079
	Connecticut GO	4.000%	6/1/32	1,000	1,207
	Connecticut GO	5.000%	6/15/32	6,000	6,660
	Connecticut GO	5.000%	8/15/32	20,000	21,546
	Connecticut GO	3.000%	1/15/33	12,000	13,299
	Connecticut GO	5.000%	6/15/33	8,000	8,877
	Connecticut GO	5.000%	10/15/33	12,000	14,377
	Connecticut GO	3.000%	1/15/34	2,000	2,204
	Connecticut GO	4.000%	3/15/34	7,500	8,368
	Connecticut GO	4.000%	6/15/34	18,000	19,862
	Connecticut GO	5.000%	11/15/34	10,000	11,624
	Connecticut GO	3.000%	1/15/35	2,500	2,745
	Connecticut GO	4.000%	3/15/35	27,500	30,644
	Connecticut GO	5.000%	4/15/35	1,000	1,200
	Connecticut GO	5.000%	11/15/35	5,000	5,808
	Connecticut GO	3.000%	1/15/36	8,800	9,618
	Connecticut GO	4.000%	6/1/36	4,000	4,727
	Connecticut GO	4.000%	6/15/36	1,055	1,225
	Connecticut GO	3.000%	1/15/37	6,955	7,580
[1]	Connecticut GO	4.000%	1/15/37	6,500	7,651
	Connecticut GO	4.000%	6/15/37	990	1,147
	Connecticut GO	3.000%	1/15/38	12,025	13,053
	Connecticut GO	4.000%	6/1/38	9,375	11,009
	Connecticut GO	3.000%	1/15/39	11,890	12,853
	Connecticut GO	4.000%	6/1/39	3,000	3,512
	Connecticut GO	5.000%	6/1/40	750	949
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	5,775	6,162
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	11/4/21	6,700	6,700
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	5,000	5,201
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	20,455	21,592
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	3,000	3,389
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	8,225	8,680
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	15,030	15,860
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	3,500	4,446
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	3,500	4,520
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	26,437
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,500	4,602
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	11,269
[1]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,825	6,968
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	10,105	12,656
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/32	3,250	4,360
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,000	3,871
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,125	6,883
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	12,080	15,095
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	18,355
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	6,000	7,883

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	5,000	6,417
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	4,200
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	22,451
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	4,750	6,080
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	8,000	10,435
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	2,192
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	12,195
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	4,000	4,771
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	6,214
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,090	4,857
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,200	1,525
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	6,500	7,682
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	3,000	3,805
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	5,350	6,307
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	2,815	3,311
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	5,475	6,103
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	6,007
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,327
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,368
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	509
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,362
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	639
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,804
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	594
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,452
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,953
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	1,064
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,610	4,613
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,814
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	675
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	565
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	545
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	22,995	23,186
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	23,580	23,776
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	33,535	34,605
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	32,275	34,191
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,000	995
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	12,000	11,943
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	9,500	9,478
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	32,368
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	10,920
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,205
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	6,512
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,415	1,686
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	5,097
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,900	2,287
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	12,683
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	15,000	15,467
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,180
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,045	1,231
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,850	2,133
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,176
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	4,200	4,826
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,450
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	16,065
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	4,051
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,465	3,969
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,881
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,450	5,139
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	5,137
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	4,033
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,881
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	5,970	6,797
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,230	1,524
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	947
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	420	540
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	953
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	824
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	949

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	726
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,687
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,413
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	2,280
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,500
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,385
	Guilford CT GO	5.000%	8/1/22	400	414
[6]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	13,394
	Metropolitan Council GO	4.000%	9/1/38	4,185	5,028
	Metropolitan Council GO	4.000%	9/1/39	4,220	5,057
	Metropolitan District GO	5.000%	7/15/26	1,000	1,199
	Metropolitan District GO	5.000%	7/15/27	1,640	2,018
	Metropolitan District GO	5.000%	7/15/29	1,845	2,307
	Metropolitan District GO	5.000%	7/15/30	1,360	1,690
	Metropolitan District GO	5.000%	7/15/30	1,575	2,004
	Metropolitan District GO	5.000%	7/15/31	1,520	1,881
	Metropolitan District GO	5.000%	7/15/31	2,190	2,774
	Metropolitan District GO	5.000%	7/15/32	1,765	2,180
	Metropolitan District GO	5.000%	7/15/32	2,000	2,526
	Metropolitan District GO	5.000%	7/15/33	1,325	1,670
	Metropolitan District GO	5.000%	7/15/33	1,000	1,261
	Metropolitan District GO	5.000%	7/15/34	1,425	1,792
	Metropolitan District GO	5.000%	7/15/34	1,000	1,258
	Metropolitan District GO	4.000%	7/15/35	1,880	2,220
	Metropolitan District GO	4.000%	7/15/36	1,425	1,678
	Metropolitan District GO	4.000%	7/15/36	1,200	1,413
	Metropolitan District GO	4.000%	7/15/37	2,030	2,385
	Metropolitan District GO	4.000%	7/15/38	1,115	1,307
	Metropolitan District GO	4.000%	7/15/39	500	585
	Metropolitan District GO	4.000%	7/15/39	1,050	1,229
[1]	Stratford CT GO	4.000%	1/1/35	3,890	4,372
[1]	Stratford CT GO	4.000%	1/1/36	3,890	4,362
[1]	Stratford CT GO	4.000%	1/1/37	3,890	4,355
[1]	Stratford CT GO	4.000%	1/1/38	3,890	4,349
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,209
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	3,421
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	9,116
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,672
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,901
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,583
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	4,148
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,537
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	3,294
	University of Connecticut College & University Revenue	5.000%	4/15/32	1,580	1,937
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	7,174
					1,352,862
Delaware (0.2%)
	Delaware GO	5.000%	8/1/22	130	135
	Delaware GO	5.000%	2/1/24	3,000	3,318
	Delaware GO	5.000%	2/1/25	2,010	2,309
	Delaware GO	5.000%	8/1/25	3,535	3,826
	Delaware GO	5.000%	1/1/26	2,000	2,366
	Delaware GO	5.000%	2/1/26	3,045	3,612
	Delaware GO	5.000%	3/1/27	3,000	3,670
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/29	270	343
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/30	320	414
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/31	310	407
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/32	485	633
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/33	415	539
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/34	440	570
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/35	310	371
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/36	340	403
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	6,484
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	4,410
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	8,609
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	11,239
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,976
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,351
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,503

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,469
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,597
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/30	2,010	2,622
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/31	2,500	3,247
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/32	2,000	2,590
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/33	2,000	2,583
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/34	2,000	2,576
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,927
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/22	6,000	6,193
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	9,212
	New Castle County DE GO, Prere.	4.000%	7/15/22	1,185	1,217
	University of Delaware College & University Revenue	5.000%	11/1/31	1,580	2,116
	University of Delaware College & University Revenue	5.000%	11/1/33	1,645	2,248
	University of Delaware College & University Revenue	5.000%	11/1/36	510	704
	University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,949
	University of Delaware College & University Revenue	5.000%	11/1/37	550	761
	University of Delaware College & University Revenue	5.000%	11/1/38	535	747
	University of Delaware College & University Revenue	5.000%	11/1/39	850	1,199
	University of Delaware College & University Revenue VRDO	0.020%	11/1/21	9,380	9,380
	University of Delaware College & University Revenue VRDO	0.030%	11/1/21	11,085	11,085
	Wilmington DE GO	4.000%	1/1/29	3,320	4,002
	Wilmington DE GO	4.000%	1/1/30	1,350	1,648
					133,560
District of Columbia (1.1%)
	District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,266
	District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	1,120
	District of Columbia Charter School Aid Revenue	4.000%	6/1/30	1,000	1,117
	District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,630
	District of Columbia College & University Revenue	5.000%	4/1/30	250	320
	District of Columbia College & University Revenue	5.000%	4/1/31	250	326
	District of Columbia College & University Revenue	4.000%	4/1/32	250	300
	District of Columbia College & University Revenue	4.000%	4/1/33	280	335
	District of Columbia College & University Revenue	4.000%	4/1/34	300	357
	District of Columbia College & University Revenue	4.000%	4/1/35	300	355
	District of Columbia College & University Revenue	5.000%	10/1/35	890	918
	District of Columbia College & University Revenue	4.000%	4/1/36	350	413
	District of Columbia College & University Revenue	3.000%	4/1/37	515	553
	District of Columbia College & University Revenue	3.000%	4/1/38	915	981
[2]	District of Columbia College & University Revenue VRDO	0.050%	11/4/21	14,330	14,330
	District of Columbia GO	5.000%	6/1/22	2,000	2,056
	District of Columbia GO	5.000%	10/15/25	9,000	10,581
	District of Columbia GO	5.000%	6/1/28	2,175	2,666
	District of Columbia GO	5.000%	6/1/29	1,065	1,299
	District of Columbia GO	5.000%	6/1/30	5,450	6,584
	District of Columbia GO	5.000%	6/1/31	7,645	8,528
	District of Columbia GO	5.000%	6/1/31	6,280	7,005
	District of Columbia GO	5.000%	6/1/31	5,530	6,669
	District of Columbia GO	5.000%	6/1/31	7,425	9,025
	District of Columbia GO	5.000%	6/1/32	9,630	10,737
	District of Columbia GO	5.000%	6/1/32	4,520	5,040
	District of Columbia GO	5.000%	6/1/32	9,000	10,670
	District of Columbia GO	5.000%	6/1/32	8,395	10,114
	District of Columbia GO	4.000%	6/1/33	7,020	8,122
	District of Columbia GO	5.000%	6/1/33	19,325	23,261
	District of Columbia GO	5.000%	10/15/33	7,655	9,678
	District of Columbia GO	5.000%	6/1/34	12,500	15,026
	District of Columbia GO	5.000%	6/1/34	5,115	6,202
	District of Columbia GO	5.000%	6/1/35	4,500	5,407
	District of Columbia GO	5.000%	6/1/35	18,355	22,249
	District of Columbia GO	4.000%	6/1/36	2,870	3,258
	District of Columbia GO	5.000%	6/1/36	4,540	5,447
	District of Columbia GO	5.000%	6/1/36	17,380	21,045
	District of Columbia GO	5.000%	6/1/36	11,250	13,622
	District of Columbia GO	5.000%	6/1/36	1,000	1,237
	District of Columbia GO	5.000%	6/1/37	3,395	4,108
	District of Columbia GO	5.000%	10/15/37	17,475	21,969
	District of Columbia GO	5.000%	6/1/38	11,045	13,358
	District of Columbia GO	5.000%	6/1/38	11,485	14,157
	District of Columbia GO	5.000%	10/15/38	16,125	20,234

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	6/1/41	3,395	3,990
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,220	2,492
	District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	1,955	2,003
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,698
[2,6]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	10,645	10,645
[2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	1,895	1,895
	District of Columbia Income Tax Revenue	5.000%	12/1/22	3,525	3,708
	District of Columbia Income Tax Revenue	5.000%	5/1/23	100	107
	District of Columbia Income Tax Revenue	5.000%	3/1/24	5,000	5,545
	District of Columbia Income Tax Revenue	5.000%	3/1/24	2,570	2,850
	District of Columbia Income Tax Revenue	5.000%	10/1/24	22,775	25,834
	District of Columbia Income Tax Revenue	5.000%	12/1/24	4,025	4,232
	District of Columbia Income Tax Revenue	5.000%	12/1/24	9,500	9,988
	District of Columbia Income Tax Revenue	5.000%	3/1/25	4,150	4,780
	District of Columbia Income Tax Revenue	5.000%	10/1/25	24,975	29,326
	District of Columbia Income Tax Revenue	5.000%	10/1/25	28,120	33,019
	District of Columbia Income Tax Revenue	5.000%	10/1/26	14,010	16,963
	District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,472
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	8,974
	District of Columbia Income Tax Revenue	5.000%	10/1/33	14,600	18,686
	District of Columbia Income Tax Revenue	5.000%	3/1/34	6,040	7,716
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	16,567
	District of Columbia Income Tax Revenue	5.000%	3/1/35	10,120	12,985
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,904
	District of Columbia Income Tax Revenue	5.000%	3/1/37	10,755	13,721
	District of Columbia Income Tax Revenue	5.000%	3/1/38	8,675	11,045
	District of Columbia Income Tax Revenue	4.000%	3/1/39	2,000	2,345
	District of Columbia Income Tax Revenue	5.000%	3/1/39	7,975	10,131
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,814
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,750
	District of Columbia Telecom Revenue, Prere.	4.000%	4/1/23	130	137
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,623
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	9,595	10,004
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	5,115	5,333
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,213
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,213
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	8,233
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,000	8,970
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	10,542
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,242
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	744
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	4,343
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,477
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	4,208
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,719
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,473
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,407
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,286
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,490
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	43,700	25,198
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	2,279
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,521
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	1,137
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,454
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	2,077
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,410	1,836
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	3,953
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,721
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,590
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	2,052
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,422
[2]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.030%	11/1/21	2,045	2,045
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,333
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	7,816
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	7,783
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	6,630
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	9,023
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	500	637
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/31	1,250	1,613

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/32	1,285	1,651
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,189
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	1,184
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	589
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/33	1,000	1,191
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/35	1,500	1,780
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/36	1,500	1,776
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/37	750	885
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/38	1,250	1,472
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/39	1,240	1,456
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/23	4,500	4,863
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	1,250	1,406
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,000	1,202
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	1,250	1,541
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	6,400	8,076
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/29	11,375	14,647
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/30	5,300	6,944
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/31	4,000	5,325
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/33	3,570	4,624
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/33	11,665	15,369
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/34	6,000	7,289
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/34	5,750	7,423
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/35	15,450	18,684
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/35	12,340	15,880
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	4,000	4,428
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/36	11,730	15,030
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	9,675	12,346
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	8,000	10,419
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	1,750	2,093
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	15,000	19,087
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/39	1,500	1,790
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,500	6,000
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/41	6,250	8,061
					981,337
Florida (4.8%)
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	410	430
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	115
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,133
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	688
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,525
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	1,022
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,494
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	174
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	630
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,263
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	24,750
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	546
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,500	3,722
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	5,050	5,149
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	5,065	5,399
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,110	1,183
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,595	5,969
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	3,314
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	5,890	6,281
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,708
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	6,200	6,602
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	6,280	6,681
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,720	3,010
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	6,409
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,814
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,637
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	10,631
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	4,974
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	9,926
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	8,537
	Brevard County School District COP	5.000%	7/1/25	1,000	1,076
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,086
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	2,745	2,866
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,785	6,041

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,000	5,221
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	7,000	7,309
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,210	7,927
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,610	8,367
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,025	8,823
	Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	3.000%	10/1/37	4,440	4,843
	Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	3.000%	10/1/39	3,635	3,946
	Broward County FL School District COP	5.000%	7/1/26	15,315	18,260
	Broward County FL School District GO	5.000%	7/1/33	5,605	6,951
	Broward FL Airport System County Port, Airport & Marina Revenue	5.000%	10/1/22	2,435	2,540
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,584
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,354
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,693
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,573
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,475
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	850
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	4,262
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,651
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,464
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	3,510	4,298
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,220
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,880	2,287
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,865	4,688
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,271
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	400	446
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	1,770	1,991
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	359
[6]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,915	3,093
[6]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	2,157
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	6,770
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	5,202
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	11,363
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,500	3,214
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	4,325	5,667
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	7,350
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,742
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	5,882
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,660	6,130
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/34	5,250	6,385
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	8,375
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	10,015	13,116
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	5,000	6,068
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	12,032
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	7,027
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,557
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	5,037
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,000	1,193
[4]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	7,425
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	30,835	30,954
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	20,645	23,485
[4,9]	Cityplace Community Development District, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,980
[4,9]	Cityplace Community Development District, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	4,179
	Collier County Water-Sewer District Water Revenue	5.000%	7/1/31	1,715	2,195
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	271
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	269
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	365
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,636
	Duval County Public Schools COP	5.000%	7/1/33	14,415	16,513
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,884
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,852
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	4,274
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,681
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,485
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	4,755
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	5,096
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	8,613
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,570	4,423
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	7,403
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,265	7,729

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	10,000	12,306
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	8,953
[5]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	500	599
[5]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	1,375	1,697
[5]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/31	1,445	1,807
[5]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/32	1,520	1,925
[5]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,600	2,021
[5]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,685	2,124
[5]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,765	2,219
[5]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,855	2,128
[5]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,930	2,209
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,447
	Florida Department of Management Services Appropriations Revenue	5.000%	9/1/22	13,315	13,846
	Florida Department of Management Services COP	4.000%	11/1/34	7,790	9,501
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/25	5,985	6,931
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/22	1,015	1,048
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	6,265	7,032
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/26	3,000	3,048
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/32	9,255	11,149
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	10,242
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	13,732
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	7,924
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	1,485	1,786
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	4,090	4,990
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/36	1,500	1,750
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	13,458
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/41	7,500	7,031
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/42	9,050	8,412
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/29	160	180
[6]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	215	238
[6]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	470	505
[6]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	220	242
[6]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/32	2,600	2,654
[6]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	4,540
[6]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	410	484
[6]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,000	1,157
[6]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,891
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	388
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	357
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	348
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,300	4,024
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	200	230
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,850	3,469
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,700	3,262
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,500	3,013
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	2,275	2,735
	Florida GO	5.000%	6/1/22	10,202	10,488
	Florida GO	5.000%	6/1/22	3,050	3,135
	Florida GO	5.000%	6/1/22	7,050	7,248
	Florida GO	5.000%	6/1/22	8,700	8,944
	Florida GO	5.000%	7/1/22	22,060	22,764
	Florida GO	5.000%	6/1/23	10,230	10,995
	Florida GO	5.000%	6/1/23	10,440	11,221
	Florida GO	5.000%	6/1/23	225	231
	Florida GO	6.000%	6/1/23	7,000	7,634
	Florida GO	5.000%	7/1/23	750	774
	Florida GO	5.000%	7/1/23	5,135	5,540
	Florida GO	5.000%	6/1/24	9,275	10,384
	Florida GO	5.000%	6/1/24	1,835	2,054
	Florida GO	5.000%	7/1/26	5,540	6,645
	Florida GO	5.000%	7/1/26	15,845	19,005
	Florida GO	4.000%	6/1/27	15,000	15,833
	Florida GO	4.000%	6/1/27	12,000	12,249
	Florida GO	5.000%	6/1/27	8,235	10,124
	Florida GO	5.000%	7/1/27	5,000	6,010
	Florida GO	4.000%	6/1/28	3,730	3,807
	Florida GO	4.000%	6/1/29	16,000	16,333
	Florida GO	4.000%	6/1/29	2,700	3,076
	Florida GO	5.000%	6/1/29	9,390	12,077

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida GO	4.000%	6/1/30	2,590	3,028
	Florida GO	5.000%	6/1/30	14,680	19,246
	Florida GO	4.000%	6/1/32	16,000	17,796
	Florida GO	4.000%	6/1/32	45	53
	Florida GO	5.000%	6/1/32	21,145	28,825
	Florida GO	4.000%	6/1/33	5,570	6,310
	Florida GO	4.000%	6/1/33	5,000	5,806
	Florida GO	4.000%	6/1/35	4,000	4,588
	Florida GO	4.000%	6/1/36	17,715	20,277
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,173
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,842
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,322
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,158
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,509
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	488
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	287
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	540
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	404
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,263
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	410
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,255
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	449
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,476
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	768
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	936
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	421
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	997
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	764
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	1,056
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	637
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	868
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	2,370	2,754
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	4,551
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,401
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,690
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	4,205
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,409
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,343
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	3,275
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,796
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	3,056
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,901
	Florida Higher Educational Facilities Financial Authority College & University Revenue (University of Tampa Project), Prere.	5.000%	4/1/22	1,000	1,020
	Florida Lottery Revenue	5.000%	7/1/26	3,520	4,222
	Florida Lottery Revenue	5.000%	7/1/26	25,950	31,125
	Florida Lottery Revenue	4.000%	7/1/27	2,750	2,813
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	1,800	1,960
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,216
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	2,059
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,236
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,591
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	4,193
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,605
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	4,026
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	10,485
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	11,958
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	10,165
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	5,750	6,285
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	5,177
[5]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/29	1,695	2,017
[5]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/30	1,340	1,587
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/31	2,000	2,645
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	5,336
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/37	4,770	5,479
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/38	4,840	5,548
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,707
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	2,370
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	3,790	4,569

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,185	3,937
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	6,184
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	8,735
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,909
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	6,131
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	6,137
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.030%	11/1/21	30,230	30,230
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.070%	11/3/21	44,535	44,535
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	990	994
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	887
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	3,038
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,320	1,415
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,236
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,583
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,728
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,477
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,665
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,361
[4]	Hernando County School District COP	5.000%	7/1/27	6,000	7,123
[4]	Hernando County School District COP	5.000%	7/1/31	5,925	6,978
[1]	Herons Glen Recreation District	2.500%	5/1/28	345	363
[1]	Herons Glen Recreation District	2.500%	5/1/29	355	373
[1]	Herons Glen Recreation District	2.500%	5/1/30	365	382
[1]	Herons Glen Recreation District	2.500%	5/1/31	375	391
[1]	Herons Glen Recreation District	3.000%	5/1/32	285	308
[1]	Herons Glen Recreation District	3.000%	5/1/33	300	324
[1]	Herons Glen Recreation District	3.000%	5/1/34	245	264
[1]	Herons Glen Recreation District	3.000%	5/1/35	255	274
[1]	Herons Glen Recreation District	3.000%	5/1/36	260	278
[1]	Herons Glen Recreation District	2.500%	5/1/40	1,200	1,217
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	33,405
[2,6]	Hillsborough County FL Local or Guaranteed Housing Revenue VRDO TOB	0.460%	11/4/21	2,750	2,750
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	13,615
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	30,657
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,680
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	15,850	15,850
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	10,000	10,000
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	3,160
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/30	9,300	11,459
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	15,070	15,555
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	5,030	5,191
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,590	14,025
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,545	13,981
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	410	423
	Hillsborough County School Board COP	5.000%	7/1/29	3,050	3,873
	Hillsborough County School Board COP (Master Lease Program)	5.000%	7/1/28	5,680	6,885
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,207
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,740
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,693
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,600
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	2,259
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	4,531
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	5,382
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,963
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	5,636
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,913
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	6,201
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	6,503
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	6,834
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,521
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,885
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,482
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/25	4,550	4,746
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	7,710	8,729
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	5,060	6,248
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	10,474
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	7,318
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	2,144
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	7,000	8,834

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	5,771
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	8,745
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,549
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	2,000	2,404
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,930	12,753
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	10,844
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	10,300	13,151
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/32	1,750	1,825
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,499
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	1,987
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,438
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,695
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,573
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	4,073
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,505
Jacksonville FL Sales Tax Revenue	4.000%	10/1/28	1,650	1,850
Jacksonville FL Sales Tax Revenue	5.000%	10/1/28	2,350	2,452
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	2,953
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,910
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	18,001
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	9,061
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,905
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	12,356
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	2,295
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	7,497
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	550	700
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	8,851
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	8,516
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	7,000	8,499
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	10,935
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	7,000	8,911
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,302
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	11,788
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	4,452
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	2,500	2,873
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	12,031
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	10,729
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,588
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	8,074
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	3,465
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,226
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	2,055
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	5,266
JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/22	655	683
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	2,665	2,781
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	4,360	4,551
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	285	297
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	755	788
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,705	1,780
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	465	485
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,305	1,362
JEA Water & Sewer System Revenue Water Revenue, ETM	5.000%	10/1/22	155	162
JEA Water & Sewer System Sewer Revenue VRDO	0.030%	11/1/21	4,800	4,800
JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,493
JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	26,050
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,905
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,904
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,486
JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	6,869
JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	1,086
JEA Water & Sewer System Water Revenue	4.000%	10/1/30	3,000	3,234
JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,360
JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	12,887
JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,554
JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,473
JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	3,498
JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	9,123
JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,510
JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	3,230

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,189
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,186
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	7,104
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,279
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	4,390	5,330
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	5,434
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,400
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	3,000	3,633
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,700
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	755
	JEA Water & Sewer System Water Revenue VRDO	0.070%	11/3/21	57,645	57,645
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,132
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,677
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,855
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,484
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,801
	Kissimmee FL Sales Tax Revenue	5.000%	10/1/22	150	157
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,758
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	665	668
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,500	1,678
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,760	1,969
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	3,000	3,356
[4]	Lake County School Board COP	5.000%	6/1/31	5,000	5,722
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/31	500	514
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,348
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	6,003
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,755	4,274
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,135	3,569
	Lee County FL Appropriations Revenue	5.000%	10/1/22	1,785	1,863
	Lee County FL Appropriations Revenue	5.000%	10/1/23	2,750	2,995
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	370	428
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	555	635
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	375	427
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,131
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,442
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,719
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	2,049
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,125
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,124
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,123
	Lee County School Board COP	5.000%	8/1/22	1,600	1,657
	Lee County School Board COP	5.000%	8/1/23	1,150	1,245
	Lee County School Board COP	5.000%	8/1/27	5,010	5,601
	Lee County School Board COP	5.000%	8/1/28	4,080	4,557
	Lee County School Board COP	5.000%	8/1/34	3,500	4,134
	Lee County School Board COP	5.000%	8/1/35	4,270	5,035
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,724
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	9,044
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,870	4,894
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	5,573
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	7,033
	Manatee County FL Appropriations Revenue	5.000%	10/1/22	1,255	1,310
	Manatee County FL Appropriations Revenue	5.000%	10/1/23	1,310	1,426
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,325	1,445
	Manatee County FL Appropriations Revenue	5.000%	10/1/26	1,520	1,657
	Manatee County FL Appropriations Revenue	5.000%	10/1/27	1,580	1,721
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	3,300	3,612
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	2,000	2,189
	Miami Beach FL GO	5.000%	5/1/24	1,010	1,127
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,891
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,572
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,677
	Miami Beach FL GO	5.000%	5/1/35	4,000	5,014
	Miami Beach FL GO	5.000%	5/1/36	2,700	3,371
	Miami Beach FL GO	5.000%	5/1/37	5,695	7,085
	Miami Beach FL GO	5.000%	5/1/38	5,980	7,412
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,266
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	2,213
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,335

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	2,155
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,547
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,895
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	5,091
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,879
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	2,097
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,828
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,763
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,874
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,555
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,738
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,906
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	3,121
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,211
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	891
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,232
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,486
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	3,415	3,421
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,000	3,142
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	919
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,111
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,820	2,960
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	1,355	1,422
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,385
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,695
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,342
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,530
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	3,366
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,521
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,711
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,673
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,886
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	4,264
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,694
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,920
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,416
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,834
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	4,410	4,746
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	6,270	6,986
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	5,770	6,458
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,822
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,871
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,389
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	2,234
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,541
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,883
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,228
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	708
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,840
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	7,183
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	692
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	4,435
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	2,025
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	18,256
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	9,739
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	16,586
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	10,212
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	2,300	2,698
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/31	6,270	7,368
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/32	4,775	5,574
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	7,906
	Miami-Dade County FL Appropriations Revenue	4.000%	4/1/30	12,555	14,165
	Miami-Dade County FL Appropriations Revenue	4.000%	4/1/31	11,270	12,685
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,960	3,344
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	8,095
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,317
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,000	2,579
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,000	3,846
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	6,574

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,902
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,754
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	3,417
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,471
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	4,948
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	4,937
Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,640
Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,330
Miami-Dade County FL GO	5.000%	7/1/29	5,100	6,078
Miami-Dade County FL GO	3.000%	7/1/32	9,740	10,927
Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,222
Miami-Dade County FL GO	3.000%	7/1/33	10,030	11,192
Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,987
Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,911
Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,922
Miami-Dade County FL GO	5.000%	7/1/39	6,485	8,154
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,000	2,088
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	3,000	3,132
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	11,340	11,838
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	8,840	9,228
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	10,035	10,476
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	11,440	11,943
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,540	2,652
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,000	4,176
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	13,500	14,093
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	11,550	12,057
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/32	3,285	4,148
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/34	3,150	3,834
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	3,625	4,550
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	4,915	6,169
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/35	3,275	3,973
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/35	5,675	7,104
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/36	3,405	4,112
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/36	5,955	7,434
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/37	3,540	4,262
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	3,195	3,979
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	5,000	6,227
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	4,405	5,476
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	6,565	8,162
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	4,625	5,738
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	6,895	8,555
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/40	7,815	9,317
Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/29	2,500	2,993
Miami-Dade County FL Recreational Revenue	0.000%	10/1/29	5,000	4,261
Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	2,155	1,720
Miami-Dade County FL Recreational Revenue	0.000%	10/1/32	2,890	2,234
Miami-Dade County FL Recreational Revenue	0.000%	10/1/39	14,500	8,984
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/22	3,420	3,525
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/23	3,840	4,124
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/26	8,955	10,627
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	12,479
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	11,362
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	4,000	4,129
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	8,000	8,257
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	6,265	6,466
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	2,060	2,126
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,680	1,734
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	135	139
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	14,270	14,897
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	7,050	8,225
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	10,000	11,645
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/32	11,605	13,494
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/33	10,115	11,745
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/34	11,000	12,753
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	10,020	11,636
Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	2,650	2,911
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	23,025	26,718
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/36	3,225	3,996
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	11,510	13,366

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/37	5,370	6,640
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	18,605	21,468
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	13,500	15,577
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/38	4,720	5,833
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	4,775	5,622
	Miami-Dade County FL Water Revenue	5.000%	10/1/30	3,265	4,285
	Miami-Dade County FL Water Revenue	5.000%	10/1/31	2,075	2,750
	Miami-Dade County FL Water Revenue	5.000%	10/1/32	2,300	3,036
	Miami-Dade County FL Water Revenue	4.000%	10/1/33	2,040	2,466
	Miami-Dade County FL Water Revenue	4.000%	10/1/34	5,260	6,339
	Miami-Dade County FL Water Revenue	4.000%	10/1/35	7,000	8,416
	Miami-Dade County FL Water Revenue	4.000%	10/1/37	7,765	9,275
	Miami-Dade County FL Water Revenue	4.000%	10/1/38	3,875	4,610
	Miami-Dade County FL Water Revenue	4.000%	10/1/39	9,325	11,067
	Miami-Dade County FL Water Revenue	3.000%	10/1/40	3,550	3,816
[5]	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	773
[5]	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	656
[5]	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	1,206
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,220
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,191
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	2,625	2,721
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	1,875	1,921
	Miami-Dade County School Board COP	5.000%	11/1/26	8,020	9,064
	Miami-Dade County School Board COP	5.000%	11/1/27	10,000	11,286
	Miami-Dade County School Board COP	5.000%	11/1/28	10,045	11,333
	Miami-Dade County School Board COP	5.000%	11/1/29	10,000	11,263
	Miami-Dade County School Board GO	5.000%	3/15/31	3,000	3,187
	Miami-Dade County School Board GO	5.000%	3/15/32	6,985	7,418
	Miami-Dade County School Board GO	5.000%	3/15/33	6,010	6,382
	Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,325
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	2,300	2,539
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	2,600	2,870
	Miami-Dade FL County Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	5,027
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	4,967
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	5,515	6,508
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	10,000	11,794
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	10,335	12,165
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	5,000	5,845
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/23	2,060	2,230
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,963
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,444
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	3,096
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	6,338
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,795	5,792
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,985
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,950
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	5,373
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	9,480	11,193
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,662
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	6,953
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/34	5,615	7,249
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	7,612
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	7,971
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	2,384
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	5,114
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	2,376
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	8,681
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,629
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	9,086
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	8,058
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,658
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	9,529
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,647
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,789
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,160	3,458
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	6,167
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	7,610
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	4,750	5,192
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,923

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	4/1/22	1,890	1,920
	Orange County School Board COP	5.000%	8/1/32	13,400	18,233
	Orange County School Board COP	5.000%	8/1/33	21,500	25,507
	Orlando FL Appropriations Revenue	5.000%	10/1/24	1,145	1,298
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,716
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,747
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	2,285	2,766
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/27	1,325	1,642
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/28	2,010	2,468
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/29	2,020	2,465
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/31	5,425	6,569
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/33	2,095	2,528
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/34	4,000	4,817
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/35	3,125	3,760
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/37	2,020	2,421
	Orlando Utilities Commission Electric Power & Light Revenue	5.250%	10/1/22	3,270	3,422
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,813
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	14,750	14,756
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.040%	11/3/21	54,770	54,770
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	4,045	4,412
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	13,030	14,037
[9]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,144
[9]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,643
[9]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	1,962
[9]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,486
[9]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,639
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	883
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,208
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	639
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,240
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	762
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,583
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	632
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,834
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	631
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,697
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	1,007
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,631
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,629
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,657
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	875
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,791
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	700	873
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,963
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	1,251
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,490
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	7,094
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	9,279
	Palm Beach County FL Appropriations Revenue, Prere.	5.000%	6/1/22	1,000	1,028
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	3,990	4,055
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	760
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	757
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,303
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,256
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,376
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,886
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,246
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,610
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,934
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	2,167
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/22	910	957
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/23	1,250	1,372
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,141
	Palm Beach County School District COP	5.000%	8/1/22	285	295
	Palm Beach County School District COP	5.000%	8/1/26	2,080	2,491
	Palm Beach County School District COP	5.000%	8/1/28	6,115	6,323
	Palm Beach County School District COP	5.000%	8/1/29	5,970	6,173
	Palm Beach County School District COP	5.000%	8/1/29	3,595	4,160
	Palm Beach County School District COP	5.000%	8/1/31	10,000	11,169

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County School District COP	5.000%	8/1/31	10,660	12,317
	Palm Beach County School District COP	5.000%	8/1/32	3,445	3,981
	Palm Beach County School District COP	5.000%	8/1/32	12,010	13,882
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,627
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,675
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/33	650	841
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,286
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	674
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	633
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,264
	Pasco County School Board COP	5.000%	8/1/24	2,315	2,496
	Pasco County School Board COP	5.000%	8/1/31	5,000	6,604
	Pasco County School Board COP	5.000%	8/1/32	3,250	4,376
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	2,172
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	3,455
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	5,168
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/30	1,485	1,916
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/32	1,745	2,284
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/34	1,000	1,193
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/37	500	594
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/38	250	296
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/39	500	592
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	2,337
	Polk FL Utility System County Water Revenue	5.000%	10/1/22	110	115
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,180
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,790
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,532
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,523
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/30	2,000	2,168
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/31	2,510	2,860
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/31	2,100	2,276
	Reedy Creek Improvement District GO	4.000%	6/1/31	3,065	3,506
	Reedy Creek Improvement District GO	4.000%	6/1/32	3,115	3,550
	Reedy Creek Improvement District GO	4.000%	6/1/34	10,000	11,270
	Reedy Creek Improvement District GO	4.000%	6/1/35	4,685	5,271
	Reedy Creek Improvement District GO	5.000%	6/1/37	5,000	6,005
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	10,000	10,791
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	9,600	10,359
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	2,515	2,738
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/23	1,110	1,209
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/24	1,575	1,781
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	16,500
	School Board of Miami-Dade County GO	5.000%	3/15/39	1,535	1,787
	School District of Broward County COP, Prere.	5.000%	7/1/22	635	655
	Seacoast Utility Authority Water Revenue	5.000%	3/1/22	1,995	2,027
[6]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/36	315	353
[6]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/41	425	470
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	2,195
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	2,850	3,110
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	12,404
	South Florida Water Management District COP	5.000%	10/1/26	9,290	10,993
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	5,198
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	6,146
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	4,284
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,891
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	10,197
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	16,847
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	6,062
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/41	1,500	1,631
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/29	220	247
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/30	200	223
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/31	205	228
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/36	1,500	1,647
	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/24	1,595	1,713
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/22	275	287
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	547
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	544
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	544
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,237

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/27	3,305	4,033
	Sunshine State Governmental Financing Commission Appropriations Revenue, Prere.	5.000%	9/1/23	4,250	4,618
	Sunshine State Governmental Financing Commission Appropriations Revenue, Prere.	5.000%	9/1/23	4,450	4,836
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,405
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,259
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,354
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,810
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	7,268
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,769
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,370
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	1,083
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	2,107
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,100	1,275
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,550	1,789
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/25	1,270	1,441
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/26	1,210	1,373
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,155
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,131
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/31	1,250	1,413
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,508
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,275
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,365
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,587
[7]	Tampa Bay Water Revenue	6.000%	10/1/29	10,010	13,589
	Tampa Bay Water Revenue	5.000%	10/1/32	2,305	2,508
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,591
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,868
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,127
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,644
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,828
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,895
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,075	1,109
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,029
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,935	1,991
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,543
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,029
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	14,686	15,038
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,125	3,607
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	361
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	381
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	325	420
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	479
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	382
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	350
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	476
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	665
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,357
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	428
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	1,157
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,497
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/23	1,400	1,454
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	294
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,725
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,574
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,865
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,359
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	675
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	3,032
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	3,016
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	4,450
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/39	4,020	5,159
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/40	6,500	8,325
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	698
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	720
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	747
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	780
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	807
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,711
[2,6]	Tampa-Hillsborough County FL Expressway Authority Highway Revenue TOB VRDO	0.120%	11/4/21	14,760	14,760

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tohopekaliga Water Authority Water Revenue	5.000%	10/1/24	1,340	1,520
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,464
	USF Financing Corp. COP	5.000%	7/1/30	5,420	6,195
	Village Community Development District No. 13	2.550%	5/1/31	1,500	1,496
	Village Community Development District No. 13	2.850%	5/1/36	1,000	996
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,280
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,220
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,275
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,826
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,262
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,677
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,136
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	461
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	586
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	831
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	858
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	1,142
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/44	4,000	4,854
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/23	1,000	1,081
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	714
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/25	1,675	1,880
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	2,058
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,850
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,632
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	4,359
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	6,375	7,129
	Volusia County School Board COP	5.000%	8/1/26	1,415	1,695
	Volusia County School Board COP	5.000%	8/1/29	3,555	4,560
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/30	1,150	1,466
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/32	1,250	1,612
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	2,000	2,557
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	1,000	1,261
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/38	2,000	2,546
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/40	2,250	2,850
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,855	2,345
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,000	1,246
					4,265,356
Georgia (2.7%)
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,644
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,843
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	4.000%	1/1/32	2,000	2,202
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,934
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,145
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,559
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,458
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,300
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,500
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	5,025	5,518
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	5,515	6,050
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	2,000	2,192
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	2,025	2,218
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	3,204
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,970
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	2,785	3,321
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,789
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,900	3,445
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,400	2,851
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,961
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,135	2,522
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,000	2,362
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/26	1,600	1,613
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/27	1,390	1,401
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	6,500	8,171
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	8,500	10,893
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/31	2,540	2,789
	Atlanta GA GO	4.875%	12/1/26	7,450	8,456
	Atlanta GA GO	4.500%	12/1/29	2,700	3,017
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/22	360	374
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	150	157

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,11]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/22	6,755	6,919
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	3,160	3,458
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	2,550	2,945
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	7,921
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	19,074
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,644
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	7,220	8,886
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	4,012
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,305	2,676
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	4,916
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	4,928
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/36	3,050	3,534
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	17,196
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	10,837
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	11,626
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	12,139
	Bibb County School District GO	4.000%	3/1/23	100	105
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,593
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,700	2,162
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	3,173
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	2,091
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,597
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	3,192
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,757
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,674
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	1,060
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,302
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,721
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,916
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	220	270
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	270	331
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	360	441
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	405	496
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,000	1,303
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,140	1,481
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,000	1,297
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,000	1,188
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,290	1,528
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,355	1,601
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,958
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	389
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	542
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,492
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	921
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	741
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	1,005
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	1,084
	Carroll County School District GO	5.000%	4/1/22	200	204
	Cherokee County Board of Education GO	5.000%	8/1/31	1,565	1,866
	Cherokee County Board of Education GO	5.000%	8/1/33	1,780	2,118
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,863
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,816
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	430	559
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	410	541
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	470	617
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	300	392
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	650	780
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	715	852
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	635	755
[2,6]	Cobb County GA Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	9,560	9,560
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,244
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	622
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	400	497
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	729
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,245	1,579
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	580
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,240	1,599
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	577
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	680

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	564
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	944
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	858
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	503
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	591
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	707
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	881
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	860
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,252
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,471
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	920
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	583
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,433
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,433
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	463
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,576
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	460
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	830
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	1,095
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,207
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,968
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,471
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,683
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	3,122
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,992
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,976
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	5,116
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	5,350
Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	2,500	3,121
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,421
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	10,214
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	11,368
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	11,925
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,537
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,218
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,132
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,310
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,381
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,521
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,619
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,360
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,294
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,712
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,755
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	1,174
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,675	1,738
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,975	2,049
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,000	1,037
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	6,880	7,133
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/23	1,410	1,415
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/24	1,500	1,506
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/25	3,000	3,539
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/31	2,225	2,233
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	4,000	4,015
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,556
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,269
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,172
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	2,000	2,374
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,775	2,111
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,630
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	2,000	2,373
Forsyth County School District GO	5.000%	2/1/27	1,000	1,222
Forsyth County School District GO	5.000%	2/1/33	3,350	4,122
Forsyth County School District GO	5.000%	2/1/34	2,535	3,123
Forsyth County School District GO	5.000%	2/1/35	3,790	4,670

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Forsyth County School District GO	5.000%	2/1/37	2,250	2,774
	Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/31	1,250	1,593
	Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,460
	Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,272
	Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,454
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,540
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	3,094
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,912
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,765	3,517
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	2,019
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	2,298
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	2,195
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	11,053
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,567
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	4,076
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	2,500	2,902
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	460
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	711
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	645
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	676
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	600
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	1,040
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	1,074
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	5,595
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	3,352
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/33	10,000	10,512
	Fulton County GA Water & Sewerage Water Revenue	4.000%	1/1/34	10,000	10,387
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,225
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,792
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/29	935	1,027
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/30	975	1,073
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/31	2,030	2,226
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	8,055
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	9,000	9,506
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	5,167
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	11,334
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	27,580
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	15,298
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	9,052
	Gainesville School District GO	4.000%	11/1/34	680	826
	Gainesville School District GO	4.000%	11/1/35	1,000	1,213
	Gainesville School District GO	4.000%	11/1/36	1,000	1,210
	Gainesville School District GO	4.000%	11/1/38	1,150	1,385
	Gainesville School District GO	4.000%	11/1/39	850	1,021
	Gainesville School District GO	4.000%	11/1/40	850	1,019
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	3,107
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	6,289
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	5,570	6,515
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	4,795	5,588
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,996
	Georgia GO	5.000%	1/1/22	9,415	9,490
	Georgia GO	5.000%	2/1/22	6,690	6,770
	Georgia GO	4.000%	10/1/22	13,270	13,734
	Georgia GO	5.000%	1/1/23	6,050	6,389
	Georgia GO	5.000%	2/1/23	5,025	5,326
	Georgia GO	5.000%	7/1/23	20,160	20,799
	Georgia GO	5.000%	7/1/24	22,865	25,702
	Georgia GO	5.000%	7/1/24	29,915	33,627
	Georgia GO	5.000%	7/1/24	34,685	38,989
	Georgia GO	5.000%	12/1/24	10,110	11,544
	Georgia GO	5.000%	2/1/25	10,000	11,486
	Georgia GO	5.000%	2/1/25	3,000	3,311
	Georgia GO	5.000%	7/1/25	20,970	24,426
	Georgia GO	5.000%	7/1/25	1,615	1,881

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia GO	5.000%	7/1/25	4,675	5,445
Georgia GO	5.000%	1/1/26	4,960	5,871
Georgia GO	5.000%	2/1/26	9,660	11,464
Georgia GO	5.000%	7/1/26	10,040	12,068
Georgia GO	5.000%	2/1/27	10,000	11,015
Georgia GO	5.000%	2/1/27	14,870	18,178
Georgia GO	5.000%	12/1/27	5,175	6,282
Georgia GO	5.000%	7/1/29	1,510	1,851
Georgia GO	5.000%	7/1/30	30,000	39,655
Georgia GO	5.000%	8/1/32	13,000	17,068
Georgia GO	5.000%	8/1/33	20,000	26,202
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	17,114
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	9,779
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	4,485	4,722
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,367
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,558
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,421
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,200	1,495
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,515
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,250	1,581
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,703
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,250	1,604
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,779
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,500	1,910
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,470
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,814
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,550	3,229
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	1,132
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	1,250	1,576
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,397
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	3,330	4,190
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,357
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	3,260	4,091
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/38	1,540	1,768
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,397
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/39	1,560	1,779
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/40	1,250	1,421
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	580	712
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/29	1,610	2,006
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/30	1,900	2,403
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/31	1,490	1,912
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/32	1,355	1,725
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/33	2,000	2,337
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/35	2,305	2,669
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/36	1,000	1,154
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/37	1,500	1,726
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/38	710	756
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/39	730	776
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/40	500	530
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	19,278
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	625	767
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	613
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	1,087
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,265	1,550
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	913
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	733
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	973
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	609
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	10,952
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	3,115
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	1,225	1,488
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	881
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,574
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,491
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,633
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,928
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,759
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,848
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	1,415	1,711

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	20,480	24,792
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,539
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	12,120	12,213
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	5,215	5,933
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	7,784
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	47,039
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	33,126
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	106
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/30	1,095	1,229
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/33	2,115	2,373
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/34	2,000	2,245
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/35	5,845	6,558
[5]	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,150	1,386
[5]	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	3,250	3,907
[5]	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	3,148
[5]	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	2,000	2,393
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	465	555
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	796
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	864
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	686
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,962
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	13,747
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	500	586
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	950	1,110
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	2,034
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	593
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	598
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,192
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,490
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,736
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,496
	Gwinnett County School District GO	5.000%	2/1/38	17,010	21,244
	Gwinnett County School District GO	5.000%	2/1/39	15,000	18,720
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	10,010	10,372
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,989
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,128
	Jackson County GA School District GO	5.000%	3/1/31	1,425	1,803
	Jackson County GA School District GO	5.000%	3/1/32	1,020	1,291
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	518
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	747
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	1,008
	Lowndes County Board of Education GO	5.000%	2/1/22	125	126
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/22	10,720	10,907
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	5,500	6,748
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	2,500	3,051
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,357
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,699
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	6,000	8,210
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	2,000	2,760
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	137,290	145,592
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	200,205	213,874
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	37,355	41,060
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	71,310	81,164
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	76,975	90,127
[7]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/26	4,810	5,824
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	7,745	8,205
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	6,307
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	10,725
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	16,253
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	19,070
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	17,095	19,703
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,310	6,290
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	26,168
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	2,168
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/41	8,455	9,721
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/43	8,000	9,197
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/44	16,480	17,324
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/44	10,000	11,497
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/29	450	574

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	700	909
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	700	924
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/33	850	1,119
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,000	1,313
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	2,100	2,744
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/36	1,000	1,206
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	2,300	2,765
[2]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	21,700	21,700
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/23	510	556
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/28	2,510	3,179
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/29	500	630
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	2,070	2,661
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,500	21,735
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/31	600	778
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	606
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/31	2,085	2,670
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	507
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	2,139
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	695
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	2,750	3,578
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	464
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	579
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/36	3,680	4,380
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/38	1,400	1,632
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	130
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/39	1,300	1,512
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	14,447
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	2,000	2,357
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/41	1,650	1,911
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	443
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	160
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	130
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	194
	Richmond County Board of Education GO	5.000%	10/1/24	1,500	1,701
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,492
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,789
	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,000	4,343
	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,000	4,341
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/27	780	964
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/28	500	633
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/29	525	676
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/30	500	640
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/31	400	511
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/32	1,055	1,345
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/35	1,265	1,603
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/36	390	493
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/37	575	725
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	4.000%	10/1/38	675	792
					2,359,840
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	1,195	1,270
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	874
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	715
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,377
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,180
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,423
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,166
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,583
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	1,151
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	338
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	611
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	620
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	471
	Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,641
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/23	1,175	1,184
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	8,070	8,784
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	10,420
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	12,820
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/26	2,575	2,595

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,864
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	3,255	3,280
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	11,462
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/21	4,655	4,663
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,424
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,449
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,364
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	6,047
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	6,312
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	6,592
[4]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	6,070	6,296
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	6,197
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	2,095
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	3,085
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,525	4,035
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,428
					129,816
Hawaii (1.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/29	18,400	23,364
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/30	9,975	12,899
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/31	21,210	27,213
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/32	24,365	31,098
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/33	7,840	9,971
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	19,382
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	32,185
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	14,505	16,827
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	34,727
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	17,245	19,916
	Hawaii County HI GO	5.000%	9/1/28	1,000	1,178
	Hawaii County HI GO	5.000%	9/1/29	2,065	2,426
	Hawaii County HI GO	5.000%	9/1/30	1,000	1,173
	Hawaii GO	5.000%	1/1/22	175	176
	Hawaii GO	3.000%	5/1/22	110	112
	Hawaii GO	5.000%	11/1/22	11,285	11,830
	Hawaii GO	5.000%	12/1/22	10,125	10,165
	Hawaii GO	5.000%	8/1/24	15,010	16,914
	Hawaii GO	5.000%	8/1/24	8,970	10,108
	Hawaii GO	5.000%	10/1/24	10,075	11,425
	Hawaii GO	5.000%	4/1/25	19,785	22,825
	Hawaii GO	5.000%	8/1/25	4,105	4,621
	Hawaii GO	5.000%	10/1/25	12,015	14,088
	Hawaii GO	5.000%	10/1/25	3,605	4,227
	Hawaii GO	4.000%	4/1/26	26,025	29,851
	Hawaii GO	5.000%	8/1/26	1,420	1,595
	Hawaii GO	5.000%	1/1/27	9,280	11,267
	Hawaii GO	5.000%	4/1/27	7,870	9,343
	Hawaii GO	4.000%	4/1/28	5,050	5,738
	Hawaii GO	5.000%	5/1/28	14,910	18,215
	Hawaii GO	5.000%	10/1/28	8,080	9,731
	Hawaii GO	5.000%	10/1/28	9,085	10,942
	Hawaii GO	4.000%	4/1/29	10,000	11,321
	Hawaii GO	5.000%	8/1/29	6,195	6,941
	Hawaii GO	5.000%	10/1/29	7,000	8,408
	Hawaii GO	4.000%	4/1/30	14,190	16,051
	Hawaii GO	4.000%	5/1/30	13,815	16,035
	Hawaii GO	4.000%	10/1/30	11,500	13,159
	Hawaii GO	4.000%	4/1/31	1,410	1,593
	Hawaii GO	4.000%	5/1/31	14,160	16,415
	Hawaii GO	4.000%	5/1/32	12,160	14,058
	Hawaii GO	4.000%	8/1/32	11,740	12,780
	Hawaii GO	4.000%	10/1/32	5,285	6,053
	Hawaii GO	5.000%	1/1/33	10,750	13,255
	Hawaii GO	4.000%	1/1/34	8,740	10,100
	Hawaii GO	5.000%	1/1/34	8,745	10,766
	Hawaii GO	4.000%	10/1/34	5,760	6,412
	Hawaii GO	5.000%	1/1/36	22,430	27,488
	Hawaii GO	5.000%	1/1/36	13,000	16,235
	Hawaii GO	4.000%	10/1/36	2,250	2,558
	Hawaii GO	5.000%	1/1/38	6,000	7,463

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO, Prere.	5.000%	12/1/21	3,770	3,785
	Hawaii GO, Prere.	5.000%	11/1/22	22,305	23,373
	Hawaii GO, Prere.	5.000%	11/1/22	1,330	1,394
	Hawaii GO, Prere.	5.000%	11/1/22	230	241
	Hawaii GO, Prere.	5.000%	11/1/22	500	524
	Hawaii GO, Prere.	5.000%	8/1/23	31,900	34,542
	Hawaii GO, Prere.	5.000%	8/1/24	2,975	3,354
	Hawaii GO, Prere.	5.000%	8/1/24	2,515	2,835
	Hawaii GO, Prere.	5.000%	8/1/24	2,390	2,691
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	500	603
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	500	601
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,194
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	1,012
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,551
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	825
	Hawaii Highway Fund Fuel Sales Tax Revenue	5.000%	1/1/32	2,180	2,433
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/29	1,000	1,272
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/37	6,000	7,774
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	6,710	8,674
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,420	4,394
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	1,000	1,282
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/41	2,000	2,558
	Hawaii State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	1/1/22	750	756
	Honolulu City & County HI Wastewater System Sewer Revenue	5.000%	7/1/28	200	206
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	706
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	2,140
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/39	2,005	2,201
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	2,316
	Honolulu HI City & County GO	4.000%	11/1/21	75	75
	Honolulu HI City & County GO	5.000%	9/1/22	4,710	4,899
	Honolulu HI City & County GO	5.000%	10/1/22	4,220	4,407
	Honolulu HI City & County GO	5.000%	10/1/22	1,130	1,180
	Honolulu HI City & County GO	5.000%	10/1/22	4,015	4,193
	Honolulu HI City & County GO	5.000%	11/1/22	3,245	3,401
	Honolulu HI City & County GO	5.000%	10/1/26	7,500	8,749
	Honolulu HI City & County GO	5.000%	10/1/26	5,135	5,990
	Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,707
[5]	Honolulu HI City & County GO	5.000%	11/1/27	1,610	1,906
	Honolulu HI City & County GO	5.000%	10/1/28	8,415	9,806
	Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,661
[5]	Honolulu HI City & County GO	5.000%	11/1/28	3,000	3,629
	Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,656
[5]	Honolulu HI City & County GO	5.000%	11/1/29	2,500	3,071
	Honolulu HI City & County GO	4.000%	10/1/31	6,220	7,072
	Honolulu HI City & County GO	5.000%	10/1/31	12,690	14,729
	Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,610
	Honolulu HI City & County GO	4.000%	10/1/32	15,000	16,742
	Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,629
	Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,692
	Honolulu HI City & County GO	5.000%	9/1/34	8,035	9,756
	Honolulu HI City & County GO	4.000%	10/1/34	10,575	11,764
	Honolulu HI City & County GO	4.000%	9/1/36	2,930	3,405
	Honolulu HI City & County GO	3.000%	7/1/37	1,995	2,201
	Honolulu HI City & County GO	4.000%	7/1/38	5,395	6,481
	Honolulu HI City & County GO	4.000%	7/1/39	4,215	5,051
	Honolulu HI City & County GO	4.000%	7/1/40	2,220	2,617
	Honolulu HI City & County GO	4.000%	7/1/41	4,840	5,669
	Honolulu HI City & County GO	4.000%	7/1/41	3,045	3,625
	Honolulu HI City & County GO, Prere.	5.000%	11/1/22	3,500	3,668
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,486
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/28	6,175	6,904
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	10,000	11,177
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	8,440	10,715
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,772
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	9,495
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,647
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	6,895
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/39	6,545	8,203
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	7,877

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	7,959
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	9,571
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	21,029
	Maui County HI GO	4.000%	3/1/37	690	831
	Maui County HI GO	4.000%	3/1/38	1,500	1,802
	Maui County HI GO	2.000%	3/1/39	2,365	2,284
	Maui County HI GO	2.000%	3/1/40	2,425	2,328
	Maui County HI GO	2.000%	3/1/41	1,485	1,416
	University of Hawaii College & University Revenue	4.000%	10/1/32	4,870	5,871
	University of Hawaii College & University Revenue	3.000%	10/1/34	3,500	3,875
	University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	2,210
	University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	3,136
					1,073,384
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/30	390	506
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/32	200	262
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/33	945	1,233
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/36	995	1,289
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/37	1,150	1,485
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/38	1,205	1,552
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/39	1,265	1,624
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/40	1,215	1,555
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/41	700	894
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,520	1,732
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	3,176
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	5,011
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	5,998
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	5,625
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	8,550	8,550
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	3,250	3,340
[6]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,770
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	3,500	4,474
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/30	500	650
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/31	750	990
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/32	750	985
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/33	1,000	1,310
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/34	1,000	1,306
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,196
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,490
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,399
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,205
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	6,920
[1]	University of Idaho College & University Revenue	5.000%	4/1/28	240	298
[1]	University of Idaho College & University Revenue	5.000%	4/1/29	250	317
[1]	University of Idaho College & University Revenue	5.000%	4/1/30	345	446
[1]	University of Idaho College & University Revenue	5.000%	4/1/32	970	1,241
[1]	University of Idaho College & University Revenue	5.000%	4/1/33	555	709
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	2,210
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,427
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,261
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,335
[1]	University of Idaho College & University Revenue	4.000%	4/1/41	700	811
					82,582
Illinois (5.4%)
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,203
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,251
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,739	3,138
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,922
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,570
	Chicago Board of Education GO	5.000%	12/1/21	20,000	20,074
[4,8]	Chicago Board of Education GO	5.500%	12/1/21	4,090	4,107
	Chicago Board of Education GO	5.000%	12/1/22	2,775	2,909
	Chicago Board of Education GO	5.000%	12/1/22	12,000	12,580
[4,8]	Chicago Board of Education GO	5.500%	12/1/22	9,625	10,151
	Chicago Board of Education GO	5.000%	12/1/23	15,000	16,347
	Chicago Board of Education GO	5.000%	12/1/24	20,000	22,505
	Chicago Board of Education GO	5.000%	12/1/25	11,000	12,707
[7]	Chicago Board of Education GO	0.000%	12/1/26	5,855	5,465

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Chicago Board of Education GO	5.000%	12/1/26	3,560	4,266
	Chicago Board of Education GO	5.000%	12/1/26	12,265	14,503
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,912
	Chicago Board of Education GO	7.000%	12/1/26	19,600	24,237
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,163
	Chicago Board of Education GO	4.000%	12/1/27	7,175	8,234
[4]	Chicago Board of Education GO	5.000%	12/1/27	2,750	3,367
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,206
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,959
[7]	Chicago Board of Education GO	0.000%	12/1/28	10,320	9,148
[7]	Chicago Board of Education GO	0.000%	12/1/28	4,530	4,015
[4]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,742
	Chicago Board of Education GO	5.000%	12/1/28	11,100	13,590
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,897
[7]	Chicago Board of Education GO	0.000%	12/1/29	465	400
[7]	Chicago Board of Education GO	0.000%	12/1/29	360	310
[4]	Chicago Board of Education GO	5.000%	12/1/29	2,500	3,095
	Chicago Board of Education GO	5.000%	12/1/29	9,625	11,931
	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,479
[7]	Chicago Board of Education GO	0.000%	12/1/30	1,560	1,304
[7]	Chicago Board of Education GO	0.000%	12/1/30	20,775	17,368
[7,11]	Chicago Board of Education GO	0.000%	12/1/30	12,780	10,684
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,456
[4]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,841
	Chicago Board of Education GO	5.000%	12/1/30	2,500	3,139
[7]	Chicago Board of Education GO	0.000%	12/1/31	23,570	19,125
[7,11]	Chicago Board of Education GO	0.000%	12/1/31	10,000	8,114
	Chicago Board of Education GO	5.000%	12/1/31	600	737
	Chicago Board of Education GO	5.000%	12/1/31	1,750	2,184
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,973
	Chicago Board of Education GO	5.000%	12/1/32	3,525	4,386
	Chicago Board of Education GO	5.000%	12/1/33	12,000	12,471
	Chicago Board of Education GO	5.000%	12/1/33	2,060	2,482
	Chicago Board of Education GO	5.000%	12/1/33	3,910	4,850
	Chicago Board of Education GO	5.000%	12/1/34	700	841
	Chicago Board of Education GO	5.000%	12/1/34	4,875	6,024
	Chicago Board of Education GO	5.000%	12/1/35	750	900
	Chicago Board of Education GO	5.000%	12/1/35	3,000	3,702
	Chicago Board of Education GO	5.250%	12/1/35	12,170	13,462
	Chicago Board of Education GO	5.000%	12/1/36	10,210	12,028
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,722
	Chicago Board of Education GO	5.500%	12/1/39	4,000	4,014
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,435
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,832
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,924
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,602
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	2,014
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	4,464
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,420
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,488
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,481
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	2,223
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,952
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	7,198
	Chicago IL GO	0.000%	1/1/24	4,255	4,105
	Chicago IL GO	5.000%	1/1/24	880	961
	Chicago IL GO	5.000%	1/1/25	1,580	1,784
	Chicago IL GO	5.000%	1/1/26	1,050	1,183
	Chicago IL GO	5.000%	1/1/26	1,660	1,871
	Chicago IL GO	5.000%	1/1/26	13,335	15,468
	Chicago IL GO	5.000%	1/1/26	5,000	5,800
	Chicago IL GO	5.000%	1/1/27	9,000	10,678
	Chicago IL GO	5.000%	1/1/27	3,605	4,155
	Chicago IL GO	5.125%	1/1/27	585	659
	Chicago IL GO	5.250%	1/1/27	4,520	5,108
	Chicago IL GO	5.000%	1/1/28	6,000	7,256
	Chicago IL GO	5.000%	1/1/28	8,000	9,675
	Chicago IL GO	5.250%	1/1/28	4,075	4,443
	Chicago IL GO	5.250%	1/1/28	375	422

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/29	3,000	3,687
	Chicago IL GO	5.000%	1/1/29	22,500	27,649
	Chicago IL GO	5.250%	1/1/29	2,595	2,822
	Chicago IL GO	5.250%	1/1/29	500	560
	Chicago IL GO	5.000%	1/1/30	9,540	11,910
	Chicago IL GO	5.500%	1/1/30	750	844
[7]	Chicago IL GO	0.000%	1/1/31	3,135	2,587
	Chicago IL GO	5.000%	1/1/31	3,875	4,691
	Chicago IL GO	5.000%	1/1/31	1,300	1,607
	Chicago IL GO	5.625%	1/1/31	2,220	2,667
	Chicago IL GO	5.000%	1/1/32	800	984
	Chicago IL GO	5.250%	1/1/32	1,000	1,082
	Chicago IL GO	5.000%	1/1/33	5,000	5,030
[7]	Chicago IL GO	0.000%	1/1/34	2,490	1,883
	Chicago IL GO	5.500%	1/1/35	8,000	9,843
	Chicago IL GO	5.000%	1/1/36	970	1,041
	Chicago IL GO	6.000%	1/1/38	1,250	1,517
	Chicago IL GO	5.000%	1/1/39	17,090	20,209
	Chicago IL GO	5.000%	1/1/40	1,335	1,576
	Chicago IL GO	5.500%	1/1/40	590	659
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/23	1,200	1,252
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,110	1,196
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/27	3,500	3,745
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/28	3,000	3,201
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/29	2,000	2,129
[2,6]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.130%	11/4/21	36,250	36,250
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,460	2,593
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,630
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	3,060
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,888
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	4,001
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	10,851
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,716
[7]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,895	20,456
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,179
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	2,043
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,525	2,751
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	1,750	1,830
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,585	1,658
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,685	2,801
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,165	2,259
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	12,744
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	5,550	5,775
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	8,664
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	3,590	3,736
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	3,000	3,122
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,075	3,200
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/22	1,450	1,517
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,203
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,225
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,268
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,500	1,664
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,550	2,691
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,415	3,751
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,467
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	10,940
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	10,940
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	7,357
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,200	2,407
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,000	3,028
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/24	1,250	1,317
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,479
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,785	6,596
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/25	1,500	1,584
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,551
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,113
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,228
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/26	1,000	1,056
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,593

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	370
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	39,154
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,468
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/27	2,435	2,570
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,460
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,028
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	10,775	12,234
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,842
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	668
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	6,192
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	35	37
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,010	1,211
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,028
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,300	2,423
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	15,471
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,859
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,409
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,817
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,250
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,404
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	6,674
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,850
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,733
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	891
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,927
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	25,966
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	15,649
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,463
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	4,385
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	19,625
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	4,090
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	5,551
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,050	11,995
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	23,889
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	5,537
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	1,000	1,056
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	12,138
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	22,778
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	31,000	38,874
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	25,000	29,043
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	10,500	12,518
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	14,251
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	13,879
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,500	3,127
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	23,000	26,553
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	6,673
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,680
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	10,164
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	7,500	8,637
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	11,556
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	5,938
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,715
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,207
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	12,632
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,665
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	11,000	13,413
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/29	5,000	6,289
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	7,775
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	5,809
	Chicago Park District GO	5.000%	1/1/25	4,685	4,722
	Chicago Park District GO	5.000%	1/1/25	625	710
	Chicago Park District GO	5.000%	1/1/26	515	602
	Chicago Park District GO	5.000%	1/1/27	1,000	1,161
	Chicago Park District GO	5.000%	1/1/27	2,085	2,494
	Chicago Park District GO	5.000%	1/1/27	5,580	6,083
	Chicago Park District GO	5.000%	1/1/28	1,000	1,156
	Chicago Park District GO	5.000%	1/1/28	1,420	1,728
	Chicago Park District GO	5.000%	1/1/29	985	1,134
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	5,442

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,147
[1]	Chicago Park District GO	5.000%	1/1/30	1,450	1,825
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	6,704
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,926
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,143
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,286
[1]	Chicago Park District GO	5.000%	1/1/31	2,250	2,834
	Chicago Park District GO	5.000%	1/1/31	1,570	1,699
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	6,656
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	6,001
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	2,189
	Chicago Park District GO	5.000%	1/1/32	1,195	1,292
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	2,061
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	6,158
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,279
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	3,139
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	4,308
	Chicago Park District GO	5.000%	1/1/33	455	491
	Chicago Park District GO	5.000%	1/1/33	500	540
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,594
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	1,962
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,277
	Chicago Park District GO	5.000%	1/1/34	685	740
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	2,119
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	3,368
	Chicago Park District GO	5.000%	1/1/35	490	529
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,728
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,233
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,457
	Chicago Park District GO, Prere.	5.000%	1/1/24	545	599
	Chicago Park District GO, Prere.	5.000%	1/1/24	815	896
	Chicago Park District GO, Prere.	5.000%	1/1/24	585	643
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,875	2,060
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,430	1,571
	Chicago Park District GO, Prere.	5.000%	1/1/24	595	654
	Chicago Park District GO, Prere.	5.500%	1/1/24	1,500	1,667
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,462
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,230
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	38,500	43,672
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	10,000	10,041
[2,6]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.110%	11/4/21	32,795	32,795
	Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia College & University Revenue	0.350%	6/1/41	22,570	22,568
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,165
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,240
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,168
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,185
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	7,518
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/25	1,000	1,029
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/26	2,485	2,556
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/27	2,605	2,679
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/28	2,240	2,304
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/32	5,000	5,142
	Cook County Forest Preserve District GO	5.000%	12/15/24	1,520	1,564
	Cook County Forest Preserve District GO	5.000%	12/15/26	2,225	2,289
	Cook County Forest Preserve District GO	5.000%	12/15/27	2,335	2,402
	Cook County Forest Preserve District GO	5.000%	12/15/28	2,455	2,525
	Cook County IL GO	5.250%	11/15/25	4,700	4,717
[4]	Cook County IL GO	5.000%	11/15/26	2,500	3,037
	Cook County IL GO	5.000%	11/15/28	2,380	2,984
	Cook County IL GO	5.250%	11/15/28	35,500	35,626
	Cook County IL GO	5.000%	11/15/31	2,155	2,802
	Cook County IL GO	5.000%	11/15/32	1,415	1,835
	Cook County IL GO	5.000%	11/15/33	1,390	1,798
	Cook County IL GO	5.000%	11/15/34	1,180	1,391
	Cook County IL GO	5.000%	11/15/35	1,025	1,207
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,393
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,250	1,379
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	1,093
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	780

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	16,077
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	16,878
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	14,974
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	18,566
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/24	1,750	1,882
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/25	1,845	1,984
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/26	4,575	4,917
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/27	2,000	2,148
	Evanston IL GO	3.500%	12/1/38	2,000	2,189
[1]	Evanston IL GO	3.500%	12/1/39	2,000	2,198
[2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.030%	11/1/21	18,100	18,100
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	11/4/21	17,000	17,000
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	11/4/21	5,000	5,000
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,110	2,202
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	5,265	5,737
	Illinois Finance Authority College & University Revenue	5.000%	7/1/25	8,750	9,027
	Illinois Finance Authority College & University Revenue	5.000%	7/1/26	3,745	3,862
	Illinois Finance Authority College & University Revenue	5.000%	7/1/27	1,495	1,541
	Illinois Finance Authority College & University Revenue	5.000%	7/1/28	1,570	1,619
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	500	616
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	16,930
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	3,064
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,280	4,152
	Illinois Finance Authority College & University Revenue	5.000%	7/1/29	1,650	1,701
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	753
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	13,823
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,404
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	703
	Illinois Finance Authority College & University Revenue	5.000%	7/1/30	1,730	1,784
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	872
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,195
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	613
	Illinois Finance Authority College & University Revenue	5.000%	7/1/31	1,815	1,871
	Illinois Finance Authority College & University Revenue	5.000%	9/1/31	500	618
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	16,916
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	1,058
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	4,150	5,544
	Illinois Finance Authority College & University Revenue	5.000%	7/1/32	1,905	1,964
	Illinois Finance Authority College & University Revenue	5.000%	9/1/32	500	615
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	593
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	16,912
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	3,000	4,084
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	394
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	7,410	10,287
	Illinois Finance Authority College & University Revenue	5.000%	9/1/34	1,100	1,345
	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,250	1,764
	Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,594
	Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	1,133
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	32,596
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	1,400	2,011
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,177
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,600	2,323
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	256
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,040	2,091
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	340	354
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,082
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,050	1,148
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,245	1,360
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,065	5,602
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,210	1,363
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,145	1,285
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	2,099
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	9,178
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,015	1,173
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,155	2,522
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	3,302
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	9,468
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	805	932
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,211

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	2,029
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,598
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	20,066
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	3,070	3,300
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,901
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,630
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	16,646
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	3,350	4,159
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,771
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	500	617
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,450
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,592
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	8,936
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	2,286
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,251
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,777
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	627
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,318
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,835
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,677
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,242
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	7,000	8,209
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,854
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,577
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	12,007
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,431
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,560	2,902
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,237
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	3,249
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	634
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,303
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	7,686
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	11,991
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,000	2,588
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,225
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	11,288
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	2,046
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,850
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.750%	5/15/33	7,660	7,940
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,100	5,956
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,500	1,934
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	631
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,670
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,571
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	4,128
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,000	5,870
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	670
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,404
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	3,096
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	4,000	5,233
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	502
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	6,430	7,532
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	3,017
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	9,350
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,500	2,906
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,300	2,649
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,830	6,300
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,500	7,602
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	9,052
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,265
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,872
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,350	5,192
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	5,100	6,063
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	6,676
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	4,000	4,247
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	8,345	9,857
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,750	1,994
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	14,000	16,366
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	400	468

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	1,178
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,030	5,790
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,885	2,097
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	4,100	4,850
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/31	4,800	6,339
[2,6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/4/21	3,995	3,995
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	12,250	12,250
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/1/21	19,045	19,045
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	15,475	15,475
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	9,285	9,285
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	5/15/23	45	47
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	5/15/22	5,070	5,187
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	3,750	3,846
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	15,000	15,597
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	7,575	7,876
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.750%	5/15/23	1,105	1,179
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,885	4,374
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	5,010	5,641
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	10,000	11,260
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	1,290	1,457
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	5,000	5,648
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	800	904
	Illinois Finance Authority Lease Revenue	5.000%	7/1/22	110	114
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	3,020	3,068
[2]	Illinois Finance Authority Private Schools Revenue (Fenwick High School Project) VRDO	0.050%	11/4/21	15,635	15,635
[2]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	0.050%	11/3/21	4,800	4,800
[2]	Illinois Finance Authority Recreational Revenue VRDO	0.050%	11/4/21	25,000	25,000
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	7,192
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	5,980
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	16,835	20,252
	Illinois GO	5.000%	11/1/21	88,155	88,155
	Illinois GO	5.000%	2/1/22	5,230	5,292
	Illinois GO	5.000%	2/1/22	7,740	7,831
	Illinois GO	4.000%	3/1/22	3,700	3,746
	Illinois GO	5.000%	3/1/22	2,550	2,590
	Illinois GO	5.000%	3/1/22	1,375	1,397
	Illinois GO	5.000%	7/1/22	7,050	7,269
[4]	Illinois GO	5.000%	8/1/22	11,720	12,136
	Illinois GO	5.000%	8/1/22	10,000	10,349
	Illinois GO	5.000%	10/1/22	13,500	14,073
	Illinois GO	5.000%	10/1/22	17,880	18,639
	Illinois GO	5.000%	11/1/22	10,000	10,462
	Illinois GO	5.000%	11/1/22	65,730	68,765
	Illinois GO	5.000%	2/1/23	8,600	9,090
	Illinois GO	5.000%	2/1/23	7,120	7,526
	Illinois GO	5.000%	3/1/23	2,250	2,386
	Illinois GO	5.000%	3/1/23	4,000	4,242
	Illinois GO	5.000%	7/1/23	6,120	6,576
	Illinois GO	5.000%	8/1/23	17,050	18,379
	Illinois GO	5.000%	10/1/23	4,500	4,881
	Illinois GO	5.000%	10/1/23	5,000	5,423
	Illinois GO	5.000%	11/1/23	42,780	46,546
	Illinois GO	4.000%	1/1/24	4,860	4,889
	Illinois GO	5.000%	1/1/24	14,060	15,389
	Illinois GO	5.000%	2/1/24	6,270	6,882
	Illinois GO	4.000%	3/1/24	5,800	6,251
	Illinois GO	4.000%	5/1/24	10,210	11,051
	Illinois GO	5.500%	7/1/24	19,000	20,581
	Illinois GO	5.000%	8/1/24	25,335	26,197
	Illinois GO	5.000%	10/1/24	3,000	3,368
	Illinois GO	5.000%	10/1/24	3,000	3,368
	Illinois GO	5.000%	11/1/24	38,000	42,777
	Illinois GO	5.000%	2/1/25	3,250	3,685
	Illinois GO	5.000%	2/1/25	3,775	4,133
	Illinois GO	4.000%	3/1/25	1,500	1,656
	Illinois GO	5.000%	3/1/25	1,500	1,705
	Illinois GO	5.000%	11/1/25	18,375	21,220
	Illinois GO	5.000%	1/1/26	2,115	2,452
	Illinois GO	5.000%	2/1/26	11,175	12,229

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	3/1/26	4,500	5,236
[4]	Illinois GO	5.000%	4/1/26	16,175	17,221
	Illinois GO	5.500%	7/1/26	7,000	7,568
	Illinois GO	5.000%	10/1/26	4,800	5,650
	Illinois GO	5.000%	10/1/26	3,650	4,297
	Illinois GO	5.000%	11/1/26	2,750	3,244
	Illinois GO	5.000%	12/1/26	8,390	9,912
	Illinois GO	5.000%	1/1/27	7,500	8,687
	Illinois GO	5.000%	4/1/27	3,840	4,220
	Illinois GO	5.500%	7/1/27	8,150	8,807
	Illinois GO	5.000%	9/1/27	3,775	4,512
	Illinois GO	5.000%	11/1/27	1,725	2,033
	Illinois GO	5.000%	11/1/27	4,330	5,192
	Illinois GO	5.000%	12/1/27	10,560	12,675
	Illinois GO	5.000%	2/1/28	10,305	12,137
[4]	Illinois GO	5.000%	4/1/28	4,515	4,803
	Illinois GO	5.250%	7/1/28	2,710	2,916
	Illinois GO	5.000%	10/1/28	4,000	4,864
	Illinois GO	5.000%	11/1/28	33,605	40,064
	Illinois GO	5.000%	1/1/29	4,055	4,699
	Illinois GO	5.250%	2/1/29	8,750	9,619
	Illinois GO	5.000%	3/1/29	18,000	18,258
	Illinois GO	5.000%	10/1/29	4,000	4,866
	Illinois GO	5.000%	11/1/29	11,355	13,451
	Illinois GO	5.000%	11/1/29	2,500	3,080
	Illinois GO	5.000%	1/1/30	8,000	9,254
	Illinois GO	5.250%	2/1/30	8,945	9,821
	Illinois GO	5.000%	10/1/30	3,000	3,623
	Illinois GO	5.250%	7/1/31	6,000	6,443
	Illinois GO	5.000%	11/1/32	9,200	10,749
	Illinois GO	4.000%	6/1/33	5,880	6,438
[4]	Illinois GO	5.500%	7/1/33	3,300	3,561
	Illinois GO	4.125%	10/1/36	9,500	10,870
	Illinois GO	4.000%	3/1/38	2,150	2,438
	Illinois GO	4.000%	3/1/40	2,300	2,596
	Illinois GO	4.000%	10/1/40	1,500	1,681
[13]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	4,395
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,625	10,327
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,336
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	9,264
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	12,077
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	15,829
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,621
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,775
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,764
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,943
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,748
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,574
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,787
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,936
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	595	747
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	500	625
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	10,003
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	4,100	4,132
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	12,800	13,452
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,448
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	4,915
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,387
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	7,244
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,318
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,712
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,529
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	29,095
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	30,105	38,605
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	8,000	8,429
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,410	1,547
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,928
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	27,377
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	38,165	48,437

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,210	14,254
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	9,000	9,481
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	8,250
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,479
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	2,500	2,743
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	12,577
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	3,860	4,236
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	13,249
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,329
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,080	2,420
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	3,171
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,824
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	3,029
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,331
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,467
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,525
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	5,433
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	11,270
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	7,105	9,004
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,143
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	28,120
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	16,500	20,814
[2,6]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.080%	11/4/21	34,385	34,385
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/31	1,525	1,857
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	1,075
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	900
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,394
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	224
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	483
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	293
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	262
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	255
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	266
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	265
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	323
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	420
[4]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	429
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	332
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	314
	Kane Kendall Etc Counties Community College District No. 516 GO, Prere.	5.000%	12/15/21	1,715	1,725
	Kane Kendall Etc Counties Community College District No. 516 GO, Prere.	5.000%	12/15/21	7,950	7,996
	Kane Kendall Etc Counties Community College District No. 516 GO, Prere.	5.000%	12/15/21	3,405	3,425
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	10,568
[7]	Lake County Community High School District No. 127 Grayslake GO	0.000%	2/1/22	5,690	5,684
	Lake County Forest Preserve District GO	5.000%	12/15/29	1,135	1,467
	Lake County Township High School District No. 113-Highland Park GO, Prere.	5.000%	1/1/23	5,000	5,279
	McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO, Prere.	5.625%	1/15/22	3,500	3,539
	McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO, Prere.	5.625%	1/15/22	4,000	4,044
	McHenry County Conservation District GO	5.000%	2/1/22	3,100	3,137
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	21,155	20,780
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	32,240	31,668
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	23,051
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	28,375
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,814
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	5,063
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,860
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,743
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,390	19,377
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,380	29,813
[4,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	6,929
[10,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	4,975
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	34,105
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	97
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	203
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	35,954
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	59,795
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	804
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	30,951
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	713

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	41,400	31,727
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	7,570	5,725
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	533
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	615
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	2,000	1,442
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	3,200	2,261
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	415	289
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	2,000	1,386
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/36	2,660	1,818
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	11,990	8,084
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	1,500	1,006
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	6,182
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	1,425	941
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	9,000	5,869
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	500	319
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	2,000	1,251
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	500	308
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	2,150	1,298
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	21,838
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	8,850	10,753
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	13,250	14,903
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,769
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/21	6,000	5,998
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	755	746
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/28	30,480	31,365
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/41	1,065	603
[4]	Mundelein IL GO	4.000%	12/15/27	500	582
[4]	Mundelein IL GO	4.000%	12/15/28	500	590
[4]	Mundelein IL GO	4.000%	12/15/29	500	587
[4]	Mundelein IL GO	4.000%	12/15/32	1,000	1,161
[4]	Mundelein IL GO	4.000%	12/15/39	2,000	2,291
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,300	1,470
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,619
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,910
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	6,161
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	7,456
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	3,650	4,385
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	2,330	2,654
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,518
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	2,988
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	918
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	624
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	762
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	416
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,350
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	579
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	881
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	1,157
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	941
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	1,006
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	939
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	650	756
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,290
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	870
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	646
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	896
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,582
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	1,056
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	1,180	1,379
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	864
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	920
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	860
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,730	28,073
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,780	12,663
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,725	4,350
[4]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/22	5,000	5,200
[4]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/23	11,475	12,611
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/22	9,250	9,543
[7]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	1,000	1,087

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/23	5,025	5,502
	Romeoville IL GO	5.000%	12/30/26	3,480	4,197
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	3,069
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	23,500	29,465
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	7,662
	Schaumburg IL GO	4.000%	12/1/31	10,270	10,821
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	4,407
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	4,126
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	4,371
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	10,811
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/28	765	939
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/29	875	1,092
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/34	925	1,088
	Southwestern Illinois Development Authority Lease Revenue	4.000%	10/15/35	1,225	1,435
[10]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,387
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	4,050
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	2,525	2,565
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	2,000	2,032
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	2,785	2,830
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	3,035	3,083
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,284
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,199
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,660
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,197
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,195
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/28	9,900	10,342
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	5,184
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,825
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/30	5,500	5,739
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,541
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/29	900	1,160
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/30	1,000	1,312
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/31	875	1,150
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/32	750	898
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/33	535	639
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,814
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,916
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,442
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,845
					4,775,143
Indiana (1.1%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,389
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	9,689
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	10,786
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	11,401
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	15,909
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	1,110	1,142
[4,11]	Franklin Community Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	2,480	2,644
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,188
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	902
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,607
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	925
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,533
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,385
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,221
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,221
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,524
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,246
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,511
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,833
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	421
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	471
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,248
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,367
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,287
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,520
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,295	1,325
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,420	1,618
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	2,106

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	7,059
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	7,813
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,804
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,172
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,173
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	7,861
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	8,340
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,138
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	8,588
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	8,557
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	2,958
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	95	97
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	2,915	2,981
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	2,254
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	9,065
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,912
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,532
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	23,548
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,136
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,954
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	26,879
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	24,066
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,426
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	21,145
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	18,988
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	21,950
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,346
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	12,531
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	6,968
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,280
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	6,250	6,564
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	6,255	6,255
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/22	1,000	1,016
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	2,000	2,032
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	1,000	1,016
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	3,250	3,301
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,676
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,676
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,676
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,676
[2]	Indiana Finance Authority Industrial Revenue VRDO	0.040%	11/1/21	6,000	6,000
	Indiana Finance Authority Lease Revenue	5.000%	2/1/22	250	253
	Indiana Finance Authority Lease Revenue (Lease Appropriation-Stadium Project) VRDO	0.040%	11/1/21	5,900	5,900
	Indiana Finance Authority Lease Revenue (St. Revolving Fund Program), Prere.	5.000%	2/1/23	9,150	9,696
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,541
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,854
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,998
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	11,754
	Indiana Finance Authority Lease Revenue VRDO	0.040%	11/1/21	16,825	16,825
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,000	1,134
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,127
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	2,180	2,456
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	2,295	2,585
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	5,000	6,443
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	1,500	1,924
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	2,000	2,623
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	1,500	1,954
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/31	3,370	4,509
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/31	2,760	3,666
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/35	3,700	4,500
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/36	3,000	3,614
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/36	1,740	2,096
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/38	5,750	6,281
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/39	3,000	3,246
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	6,000	6,500
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/41	5,150	5,563
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,210
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	5,721
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,464

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	11,135	11,800
	Indiana Finance Authority Water Revenue	5.000%	2/1/26	5,665	6,480
[5]	Indiana Finance Authority Water Revenue	5.000%	2/1/29	1,000	1,269
[5]	Indiana Finance Authority Water Revenue	5.000%	2/1/30	1,230	1,594
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	5,003
[2]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.030%	11/1/21	8,410	8,410
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	863
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/25	800	928
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	612
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,961
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,322
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,984
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,650
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,937
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,912
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/31	5,340	6,557
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	8,625
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	7,742
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	22,512
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,986
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	23,821
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,600
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	14,808
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,913
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	7,040	8,325
	Indiana Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	7/1/22	100	103
	Indiana University College & University Revenue	5.000%	6/1/22	540	555
	Indiana University College & University Revenue	5.000%	8/1/22	6,370	6,600
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	3,510	3,636
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,175	2,253
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,040	2,113
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,796
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,424
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	8,676
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	12,400
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	5,557
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	1,962
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,666
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,035	1,305
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,921
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	3,065
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,428
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	4,369
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,595
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,731
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/22	7,000	7,026
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/29	1,250	1,371
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/30	1,375	1,508
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/30	8,400	10,768
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/31	1,875	2,056
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/31	12,760	16,614
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/32	2,000	2,192
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/32	16,175	20,939
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/33	10,000	12,883
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/34	1,950	2,137
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/35	2,350	2,574
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/36	2,425	2,654
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	5,923
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	5,911
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	5,000	5,892
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,469
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	2,024
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,930
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	8,467
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	8,355
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	8,916
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	9,160
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	9,072
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,330	4,579

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,855	5,135
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	2,185
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	2,959
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,878
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,478
	Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	13,867
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	355
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	238
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	240
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/32	500	603
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	842
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,523
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	2,236
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,711
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,826
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,534
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,658
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,793
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	5.000%	7/15/25	4,460	4,987
					935,502
Iowa (0.3%)
	Cedar Rapids IA GO	5.000%	6/1/23	1,545	1,660
	Des Moines IA GO	5.000%	6/1/26	5,870	7,017
	Iowa City Community School District GO	3.000%	6/1/31	3,840	4,182
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,924
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	3,125	3,167
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	11,595	12,490
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/33	2,110	2,255
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	90,630	98,592
	Iowa Finance Authority Lease Revenue	5.000%	8/1/37	1,500	1,970
	Iowa Finance Authority Lease Revenue	5.000%	8/1/38	2,750	3,603
	Iowa Finance Authority Lease Revenue	5.000%	8/1/39	4,000	5,231
	Iowa Finance Authority Lease Revenue	5.000%	8/1/40	4,000	5,224
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/4/21	6,670	6,670
	Iowa Finance Authority Water Revenue	5.000%	8/1/25	5,755	6,722
	Iowa Finance Authority Water Revenue	5.000%	8/1/37	8,565	11,038
	Iowa Finance Authority Water Revenue	5.000%	8/1/38	11,320	14,557
	Iowa Finance Authority Water Revenue	5.000%	8/1/39	6,050	7,762
	Iowa Finance Authority Water Revenue, Prere.	5.000%	8/1/23	1,000	1,083
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	899
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,447
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,539
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	2,258
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,406
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,526
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,656
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	3,062
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	3,208
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	3,367
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	3,534
[2]	Iowa Higher Education Loan Authority College & University Revenue VRDO	0.030%	11/1/21	6,770	6,770
[2]	Iowa Higher Education Loan Authority College & University Revenue VRDO	0.030%	11/1/21	6,295	6,295
	Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	6,658
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	700	902
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,400	1,824
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,100	1,426
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,530
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,300	1,532
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,000	2,333
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	2,000	2,326
	Polk County IA GO	4.000%	6/1/22	12,620	12,901
	Polk County IA GO	5.000%	6/1/22	2,270	2,334
	Polk County IA GO	4.000%	6/1/23	13,050	13,336
	Polk County IA GO	5.000%	6/1/24	2,425	2,714
	University of Iowa College & University Revenue	3.000%	7/1/22	125	127
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	1,078
	Waukee Community School District GO	3.000%	6/1/31	4,700	5,084

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waukee Community School District GO	3.000%	6/1/32	4,840	5,224
					296,443
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,908
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,704
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,528
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,502
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	6,615
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,479
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	3,061
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	3,322
	Geary County Unified School District No. 475 GO	5.000%	9/1/25	355	415
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	750	848
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	700	792
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,262
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,437
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	2,075
	Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	350	409
	Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	425	497
	Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	635	742
	Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	600	701
	Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	795	929
	Geary County Unified School District No. 475 GO, Prere.	5.000%	9/1/25	650	760
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	704
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	585
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	582
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	578
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	576
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	747
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	23,016
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,070	1,209
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,545	1,746
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,103
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	1,025	1,161
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	650	736
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	500	566
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/22	6,000	6,210
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	7,495	7,794
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	11,305
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	13,300	14,994
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,835
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	14,010	15,775
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	11,400	12,826
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	15,525	17,453
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	11,999
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/27	7,085	8,737
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	8,071
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/29	2,190	2,797
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/30	3,875	5,047
[2]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	10,960	10,960
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/23	10,250	10,971
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/25	10,000	10,694
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/26	13,515	14,451
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/27	23,500	25,069
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/28	7,000	7,466
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/29	7,055	7,498
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/32	13,000	13,814
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/33	15,045	15,987
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/34	5,795	6,156
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/25	1,250	1,368
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/26	1,200	1,334
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/27	1,250	1,405
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	4,174
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	539
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	525
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	377
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	406
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	1,094
	Olathe KS GO	4.000%	10/1/30	4,310	5,211

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,250	1,408
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,407
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,516
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,853
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,539
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,737
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,479
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/33	6,800	7,423
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	6,677
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	6,148
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,000	3,397
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,265
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,265
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	16,500	18,058
	Wichita KS Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	250	250
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	825	856
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/23	1,675	1,813
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	200	208
					404,936
Kentucky (1.2%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	817
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,652
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,866
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,309
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	733
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	330
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,153
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	474
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	475	586
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	554
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,165	1,328
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	1,137
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	533
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	430
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	11,538
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	227
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	279
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	284
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	235
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,711
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,885
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	4,081
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	4,279
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	4,488
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	2,246
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,786
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,688
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,707
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,731
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	2,301
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	2,136
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	2,132
[7]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,310
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,730
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,909
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,465	3,077
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	3,393
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,479
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,542
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,478
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	2,134
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,202
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,799
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,570
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	3,252
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,910
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,997
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,585
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	5,680

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	2,294
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,861
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	8,290	9,796
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	5,255
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	5,125
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,795
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,618
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,915
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	3,372
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,856
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,695
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,711
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,507
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,496
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,978
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	7,019
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,869
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	17,671
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	224,685	241,642
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	164,690	180,727
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	59,660	66,028
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,410	28,147
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	61,030	69,081
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	53,500	62,138
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	0.000%	7/1/23	1,720	1,689
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	9/1/22	2,500	2,598
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,559
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	3,379
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,451
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,457
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,228
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,586
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,320
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,457
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/22	1,110	1,144
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,940
[5]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	3,096
[5]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	4,004
[5]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,602
[5]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,330	1,697
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects), Prere.	5.000%	7/1/23	3,905	4,211
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects), Prere.	5.000%	7/1/23	5,210	5,618
[2,6]	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue TOB VRDO	0.040%	11/1/21	11,030	11,030
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,502
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	21,452
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	2,102
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,885	7,044
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,405	2,871
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,570	1,613
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	19,259
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	8,247
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,713
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,120	7,795
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,900	9,145
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	14,775	15,182
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	9,000	9,248
	Northern Kentucky Water District Water Revenue	5.000%	2/1/23	100	106
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	16,158
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	14,838
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,920
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,359
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,469
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	17,027
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	410	506
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	993
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,230	2,850
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,200	1,582
	Warren County KY Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	4,000	4,267
					1,085,593

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana (0.8%)
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,135
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,135
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,135
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	3,000	3,404
	East Baton Rouge Parish Industrial Revenue (Exxon Project) VRDO	0.030%	11/1/21	18,575	18,575
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	122
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	130	143
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	170	194
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	59
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	9,880
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	2,890
[2,6]	Irvine Ranch CA Water Trust Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	14,000	14,000
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	1,500	1,839
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	2,000	2,450
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/23	2,045	2,231
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	6,018
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,754
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	1,143
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,251
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	987
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,844
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	8,100	8,102
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	15,200	15,206
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	8,600	8,603
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	6,363
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	5,602
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	3,180
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/31	23,000	23,412
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	7,541
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	20,345	20,709
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	4,936
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	5,471
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	9,350	9,515
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	5,339
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	11,050	11,243
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	4,265
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	6,079
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	6,074
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/39	10,000	11,141
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/22	125	128
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	23,084
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	11,165
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	5,905	6,593
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	4,000	4,466
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	7,095	7,922
	Louisiana GO	5.000%	12/1/26	7,870	8,938
	Louisiana GO	5.000%	3/1/29	7,000	8,951
	Louisiana GO	5.000%	5/1/29	14,815	16,989
	Louisiana GO	5.000%	3/1/30	9,995	13,031
	Louisiana GO	5.000%	5/1/30	2,950	3,381
	Louisiana GO	5.000%	10/1/30	2,000	2,452
	Louisiana GO	4.000%	10/1/34	10,710	12,364
	Louisiana GO, Prere.	4.000%	5/15/23	16,800	17,771
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,300	1,553
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,529
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,606
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	6,500	7,365
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	3,000	3,399
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,765
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,945
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,473

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	7,321
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	13,571
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,932
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,861
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,761
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	3,057
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	3,209
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	3,372
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,536
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,500	11,460
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	1,535	1,697
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,140	3,471
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,500	3,869
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	2,550	2,819
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,000	2,039
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,750	1,784
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,250	1,274
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	4,630
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	2,311
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	3,381
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,824
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	7,990
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	9,533
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	6,042
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	8,080
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,864
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	17,176
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	428
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	584
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	880	1,014
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,192
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	6,000	6,891
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	45	52
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	50	58
[4]	Louisiana Public Facilities Authority Lease Revenue	5.000%	6/1/36	2,300	2,662
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	3,625	3,896
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/25	5,520	5,927
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/26	5,010	5,376
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/27	3,770	4,046
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	3,850	4,131
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/36	4,235	4,538
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,025	1,073
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	3,180	3,429
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,078
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	2,765	2,982
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/28	1,825	2,282
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/33	1,000	1,242
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/34	1,280	1,586
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/35	1,480	1,831

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Orleans LA GO	5.000%	12/1/23	2,250	2,362
	New Orleans LA GO	5.000%	12/1/24	2,500	2,624
	New Orleans LA GO	5.000%	12/1/25	2,500	2,624
[4]	New Orleans LA GO	5.000%	12/1/26	3,770	3,954
[4]	New Orleans LA GO	5.000%	12/1/27	2,260	2,371
[4]	New Orleans LA GO	5.000%	12/1/28	2,310	2,423
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,381
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	2,157
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,446
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,246
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	3,052
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,483
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	23,285	23,766
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	18,643
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	19,058
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	2,240	2,278
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,853
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	10,825	11,259
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,905
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,395	4,288
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	2,515	2,936
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	3,385	3,937
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	2,465	2,859
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,775	2,054
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,755	2,026
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	3.000%	2/1/40	4,250	4,401
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	1,485	1,703
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/32	12,365	12,656
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/33	5,000	5,116
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	4,500	4,786
					739,649
Maine (0.1%)
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	1,091
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/22	250	261
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	431
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	422
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	432
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	555
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,250
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	750	956
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	1,037
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	830
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,906
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	450	590
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	773
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,284
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	550	723
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	711
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,283
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,803
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,278
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	654
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,726
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,275
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	815	957
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	419
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	4,005
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,346
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	4,057
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,752
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	416
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,973
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	2,331
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,965
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	355
	Maine Municipal Bond Bank Ad Valorem Property Tax Revenue	5.000%	11/1/25	2,665	3,131
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	420	517
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	420	527
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/29	1,000	1,281

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/30	1,400	1,821
Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/31	1,500	1,942
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,258
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,582
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,642
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,395
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	2,248
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/21	95	95
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/25	3,560	4,045
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/26	2,000	2,271
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,510
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/32	3,260	3,845
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	3,439
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	7,171
Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/33	700	927
Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/34	1,300	1,596
Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	2,657
Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/36	1,020	1,244
Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,653
Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,327
Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,471
Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	2,099
Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	2,050	2,536
Maine Turnpike Authority Highway Revenue	5.000%	7/1/31	1,825	2,249
Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,792
Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	2,143
Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,288
Maine Turnpike Authority Highway Revenue	5.000%	7/1/35	1,030	1,324
Maine Turnpike Authority Highway Revenue	5.000%	7/1/36	1,525	1,955
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	536
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	464
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	1,012
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	866
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	771
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,142
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,198
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,326
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	2,080
				122,223
Maryland (2.7%)
Anne Arundel County MD GO	5.000%	10/1/22	3,615	3,774
Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,219
Anne Arundel County MD GO	5.000%	10/1/22	2,370	2,474
Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,270
Anne Arundel County MD GO	5.000%	10/1/23	3,615	3,943
Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,318
Anne Arundel County MD GO	5.000%	10/1/23	2,370	2,585
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,392
Anne Arundel County MD GO	5.000%	10/1/23	1,150	1,254
Anne Arundel County MD GO	5.000%	4/1/25	11,690	13,499
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,643
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,704
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,635
Anne Arundel County MD GO	5.000%	4/1/30	11,710	15,292
Anne Arundel County MD GO	5.000%	4/1/32	1,755	2,008
Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,246
Baltimore County MD GO	5.000%	2/1/22	3,000	3,036
Baltimore County MD GO	5.000%	3/1/24	8,780	9,741
Baltimore County MD GO	5.000%	3/1/25	480	553
Baltimore County MD GO	5.000%	3/1/25	1,075	1,238
Baltimore County MD GO	5.000%	3/1/26	9,790	11,639
Baltimore County MD GO	5.000%	3/1/26	400	476
Baltimore County MD GO	5.000%	8/1/26	7,620	8,859
Baltimore County MD GO	5.000%	3/1/27	8,130	9,937
Baltimore County MD GO	4.000%	3/1/30	4,000	4,639
Baltimore County MD GO	5.000%	3/1/32	7,090	8,799
Baltimore County MD GO	4.000%	3/1/33	7,115	8,489
Baltimore County MD GO	5.000%	3/1/33	3,480	4,602
Baltimore County MD GO	5.000%	8/1/33	5,270	5,911

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baltimore County MD GO	4.000%	3/1/34	7,470	8,895
	Baltimore County MD GO	5.000%	3/1/34	4,145	5,469
	Baltimore County MD GO	5.000%	3/1/34	7,865	10,377
	Baltimore County MD GO	4.000%	3/1/35	7,845	9,334
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	197
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	224
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	303
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	207
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	207
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	262
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	273
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	298
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	604
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	308
	Charles County MD GO	5.000%	10/1/27	4,155	5,152
	Frederick County MD GO	5.000%	2/1/23	3,500	3,710
	Frederick County MD GO, ETM	5.000%	2/1/23	1,005	1,064
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	938
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,238
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,231
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,534
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,209
	Harford County MD GO	5.000%	2/1/23	2,545	2,697
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	990
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,790
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/22	13,605	13,794
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	6,316
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/32	4,775	5,278
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	5,434
	Howard County MD GO	5.000%	2/15/25	1,050	1,207
	Howard County MD GO	5.000%	2/15/27	20,180	24,635
	Howard County MD GO	5.000%	2/15/29	3,220	3,899
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/26	4,805	5,791
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,580	1,728
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/1/23	13,000	13,040
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,500	1,567
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	10,000	11,352
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,550	1,681
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,275	1,428
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	1,015	1,093
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,320	1,520
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	8,700	9,581
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,370	1,611
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	5,000	6,348
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,370	1,644
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/28	17,390	18,681
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	14,790	15,488
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	6,178
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	35,854
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	32,233
[5]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,300	1,587
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	27,000	28,994
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	34,027
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,358
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,629
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,463
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,262
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,517
	Maryland GO	5.000%	3/1/22	32,550	33,072
	Maryland GO	5.000%	3/15/22	5,415	5,512
	Maryland GO	5.000%	3/15/22	26,755	27,235
	Maryland GO	5.000%	8/1/22	71,720	74,310
	Maryland GO	5.000%	8/1/22	29,215	30,270
	Maryland GO	5.000%	8/1/22	5,015	5,196
	Maryland GO	5.000%	3/15/23	28,000	29,834
	Maryland GO	5.000%	6/1/23	1,115	1,199
	Maryland GO	4.000%	8/1/23	37,875	40,359
	Maryland GO	5.000%	8/1/23	82,005	88,812
	Maryland GO	5.000%	8/1/23	14,915	16,153

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	5.000%	8/1/23	24,000	25,992
	Maryland GO	5.000%	3/15/24	29,500	32,778
	Maryland GO	5.000%	8/1/24	21,550	24,302
	Maryland GO	5.000%	8/1/24	3,015	3,400
	Maryland GO	5.000%	3/1/25	1,630	1,876
	Maryland GO	5.000%	8/1/25	6,805	7,943
	Maryland GO	5.000%	3/1/26	4,380	5,205
	Maryland GO	5.000%	3/15/26	27,500	32,720
	Maryland GO	3.000%	8/1/26	50,275	55,806
	Maryland GO	4.000%	8/1/26	28,000	29,797
	Maryland GO	5.000%	8/1/26	42,820	51,528
	Maryland GO	5.000%	8/1/26	4,670	5,620
	Maryland GO	5.000%	3/15/27	14,105	17,257
	Maryland GO	5.000%	3/15/27	25,290	30,941
[5]	Maryland GO	3.000%	8/1/27	2,280	2,494
	Maryland GO	4.000%	3/1/28	40,310	40,950
[5]	Maryland GO	4.000%	3/1/28	2,000	2,332
	Maryland GO	4.000%	6/1/28	4,010	4,358
[5]	Maryland GO	4.000%	8/1/28	1,600	1,868
	Maryland GO	4.000%	3/1/29	40,985	41,636
[5]	Maryland GO	4.000%	3/1/29	7,000	8,296
	Maryland GO	4.000%	6/1/29	68,270	74,203
[5]	Maryland GO	4.000%	8/1/29	6,000	7,111
	Maryland GO	5.000%	3/1/30	20,000	26,149
	Maryland GO	4.000%	6/1/30	68,035	73,953
	Maryland GO	3.250%	8/1/30	9,000	9,399
	Maryland GO	5.000%	3/15/31	4,855	6,316
	Maryland GO	5.000%	8/1/31	5,000	6,254
	Maryland GO	3.500%	3/15/32	10,000	11,305
	Maryland GO	4.000%	8/1/35	25,000	30,708
	Maryland GO	5.000%	8/1/35	21,505	27,947
	Maryland GO	4.000%	8/1/36	25,000	30,561
	Maryland GO, Prere.	4.000%	3/1/23	1,000	1,050
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,025
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	437
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	505
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	350	405
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	488
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	572
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	542
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	650	737
[2]	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.050%	11/3/21	7,150	7,150
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	370	373
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	330	347
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	928
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	230	252
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	77
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	312
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	245
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	281
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,540
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	6,968
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,764
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	688
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	199
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,743
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,903
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	515
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	359
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,643
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	1,024
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	3,167
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,615	6,085

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,492
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,198
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	7,204
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	1,125
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,415
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	2,334
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,932
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	3,174
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,835
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	3,275	3,829
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	856
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,800
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	6,897
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	4,121
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,695
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	700	813
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	4,190
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	250	258
Maryland National Capital Park & Planning Commission GO	5.000%	11/1/23	135	148
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	2,285	2,690
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	1,500	1,760
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	4,350	5,089
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	4,830	5,637
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	3,500	4,074
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	3,185	3,700
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	6,312
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,939
Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	8,960
Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	7,901
Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	9,964
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	8,843
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/37	4,375	5,264
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	2,489
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	200	240
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	5,202
Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/23	12,970	13,794
Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	14,000	15,480
Montgomery County MD (Consolidated Public Improvement Project) GO	4.000%	8/1/33	15,330	18,955
Montgomery County MD GO	5.000%	11/1/22	13,750	14,413
Montgomery County MD GO	5.000%	11/1/22	39,265	41,157
Montgomery County MD GO	5.000%	11/1/22	14,000	14,675
Montgomery County MD GO	5.000%	11/1/23	14,750	16,143
Montgomery County MD GO	5.000%	11/1/23	18,000	19,701
Montgomery County MD GO	5.000%	11/1/24	15,390	17,522
Montgomery County MD GO	5.000%	11/1/24	10,000	11,385
Montgomery County MD GO	5.000%	11/1/26	8,730	10,586
Montgomery County MD GO	5.000%	11/1/26	8,300	9,424
Montgomery County MD GO	4.000%	11/1/27	5,095	6,033
Montgomery County MD GO	4.000%	12/1/30	14,000	15,432
Montgomery County MD GO	4.000%	11/1/31	15,235	18,452
Montgomery County MD GO, Prere.	4.000%	11/1/24	14,000	15,518
Montgomery County MD GO, Prere.	5.000%	11/1/24	2,000	2,276
Prince George's County MD GO	5.000%	7/15/22	12,000	12,407
Prince George's County MD GO	5.000%	7/1/23	5,000	5,396
Prince George's County MD GO	5.000%	9/1/23	10,865	11,809
Prince George's County MD GO	5.000%	7/15/26	22,685	27,274
Prince George's County MD GO	5.000%	7/15/26	11,715	14,085
Prince George's County MD GO	4.000%	9/1/26	2,000	2,196
Prince George's County MD GO	4.000%	7/1/28	6,995	8,007
Prince George's County MD GO	4.000%	7/15/30	7,500	8,907
Prince George's County MD GO	3.000%	7/15/33	14,000	15,635
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,093
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,367
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	965	1,066
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	770	851
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,100	1,207
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	547
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	800	873
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	535	582

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	815
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,000	1,083
	State of Maryland GO	5.000%	3/15/32	14,035	18,199
	University System of Maryland College & University Revenue	4.000%	4/1/24	10,930	11,890
	University System of Maryland College & University Revenue	5.000%	4/1/24	4,390	4,881
	University System of Maryland College & University Revenue	4.000%	4/1/25	8,000	8,962
	University System of Maryland College & University Revenue	5.000%	4/1/25	5,260	6,074
	University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	13,548
	University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	7,069
	University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	7,313
	University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	7,577
	University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,884
	University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	6,079
	Washington County MD GO	5.000%	7/1/22	125	129
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	3,875	3,983
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/25	9,870	11,461
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/26	9,230	11,057
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	10,565	12,671
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/31	8,185	8,897
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/31	5,190	6,038
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/32	8,515	9,252
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,315	16,611
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,799
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	0.050%	11/3/21	6,900	6,900
	Wicomico County MD GO	5.000%	11/1/23	150	164
					2,350,149
Massachusetts (2.4%)
[2,6]	Billerica MA GO TOB VRDO	0.050%	11/1/21	1,890	1,890
	Boston MA GO	5.000%	4/1/23	1,425	1,522
	Boston MA GO	5.000%	3/1/38	5,475	6,848
	Brookline MA GO	4.000%	2/15/26	1,000	1,146
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	1,078
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	1,077
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/22	10,030	10,331
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	310	319
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	20,110	22,566
	Commonwealth of Massachusetts GO	5.000%	8/1/22	14,000	14,505
[8]	Commonwealth of Massachusetts GO	5.500%	12/1/23	5,075	5,625
	Commonwealth of Massachusetts GO	5.000%	7/1/24	3,725	4,186
	Commonwealth of Massachusetts GO	5.000%	7/1/24	9,715	10,918
	Commonwealth of Massachusetts GO	5.000%	8/1/24	55,070	62,087
	Commonwealth of Massachusetts GO	5.000%	12/1/24	3,055	3,487
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,360	7,403
	Commonwealth of Massachusetts GO	5.000%	7/1/25	5,195	6,047
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,010	6,996
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/25	5,105	6,023
	Commonwealth of Massachusetts GO	5.000%	10/1/25	3,940	4,623
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	23,686
	Commonwealth of Massachusetts GO	5.000%	11/1/26	12,585	15,233
	Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	49,826
	Commonwealth of Massachusetts GO	5.000%	3/1/28	11,430	14,288
	Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	25,006
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	37,196
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	5,020
	Commonwealth of Massachusetts GO	5.000%	5/1/29	6,000	6,420
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	12,035
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	6,294
	Commonwealth of Massachusetts GO	5.000%	9/1/29	20,000	25,782
	Commonwealth of Massachusetts GO	5.000%	7/1/30	12,000	13,856
	Commonwealth of Massachusetts GO	4.000%	11/1/30	45,000	46,538
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	30,827
	Commonwealth of Massachusetts GO	5.000%	5/1/31	30,000	32,087
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	13,896
	Commonwealth of Massachusetts GO	5.000%	9/1/31	15,010	20,099
	Commonwealth of Massachusetts GO	5.000%	7/1/32	6,700	8,703
	Commonwealth of Massachusetts GO	5.000%	9/1/32	9,430	12,829
	Commonwealth of Massachusetts GO	5.000%	7/1/33	4,815	6,236
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	25,607
	Commonwealth of Massachusetts GO	5.000%	7/1/34	2,590	3,343

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	15,006
	Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	8,748
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	29,340
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	7,812
	Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	5,879
	Commonwealth of Massachusetts GO	3.500%	5/1/37	5,500	5,698
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	12,485
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	24,685
	Commonwealth of Massachusetts GO	5.000%	7/1/38	7,020	8,970
	Commonwealth of Massachusetts GO	2.000%	9/1/38	9,145	8,753
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	6,565
	Commonwealth of Massachusetts GO	2.000%	9/1/39	5,000	4,753
	Commonwealth of Massachusetts GO	3.000%	11/1/39	8,505	9,283
	Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	2,889
	Commonwealth of Massachusetts GO	2.000%	9/1/40	9,685	9,077
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	11,806
	Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	7,708
	Commonwealth of Massachusetts GO	2.000%	9/1/41	9,470	8,803
	Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	2,768
	Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	8,134
[3]	Commonwealth of Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	0.634%	11/1/25	20,020	20,047
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	35,549
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	13,907
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/22	95	98
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/34	7,500	8,691
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	8,679
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	11,505
	Fairhaven MA GO	5.000%	1/15/22	300	303
	Marblehead MA GO	2.000%	7/15/41	1,255	1,192
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27	11,000	13,109
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	35,035	42,003
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	20,000	27,710
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	2,805	3,731
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,200	6,898
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	45,212
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	4,000	5,287
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	12,770	15,448
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	3,382
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	8,750	10,562
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	4,453
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	6,077
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	7,164
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	10,890	13,104
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	6,083
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	6,170
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	3,955	4,747
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	6,059
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	10,791
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,750	8,084
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	12/1/21	78,960	79,206
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	1,995	2,535
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	6,580	7,127
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	7,780	8,774
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/22	775	784
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/22	590	611
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,285	1,469
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	7,130	7,875
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/28	3,320	3,667
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/23	960	1,039
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	700	784
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	923
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,627
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	10,000	12,769
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,514
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,763
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,513
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,390
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,501
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,540

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,551
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	10,000	14,434
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	2,100	2,278
[2,6]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.120%	11/4/21	11,630	11,630
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.030%	11/1/21	420	420
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,230	1,314
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,444
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,165
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	3,144
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,180
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	539
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	6,218
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,412
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	9,964
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,920
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	414
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,695
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	4,103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	221
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	787
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	675
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	257
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	835
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	843
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,680
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	700	868
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	671
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	4,346
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	404
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	1,007
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	19,537
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	612
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	2,030
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,694
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	422
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	739
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	4,023
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	5,315
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,243
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	382
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	769
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	2,236
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,703
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	265
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	6,241
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	6,080
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,260
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	6,916
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,200	2,384
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	6,057
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	333
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,500	3,035
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	345
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	4,620	5,082
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	3,000	3,300
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,477
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,763
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,882
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	2,302
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,860	2,137
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	5,694
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	6,574
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	3,730	3,992
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	3,000	3,346
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	3,500	3,905

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,467
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,639
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,786
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,935
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	6,014
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,599
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	3,215
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	8,345	8,612
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	435	449
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	16,475	17,087
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	9,140	10,685
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	7,918
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	10,472
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	9,765	11,323
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	13,100	14,583
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	38,685	44,139
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	24,263
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	11,466
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	8,000	9,145
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	64,843
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	12,725
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	11/15/22	150	157
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,300	2,387
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	37,750	39,181
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	10,550	10,950
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	3,535	3,668
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,110	1,152
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	190	197
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,410	5,615
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	4,810	4,992
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	6,400	6,868
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	7,610	8,167
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	9,500	10,514
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	11,000	12,175
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	2,700	2,988
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	4.750%	8/15/25	4,815	5,565
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,846
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	4,000	4,677
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	11,454
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	16,546
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/33	3,490	4,066
[10]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	3,034
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	4,320
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	4,487
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	1,071
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,440	1,474
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	685	701
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,030	1,055
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,465	1,500
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	4,135	4,235
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	5,010	5,131
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/24	1,985	2,213
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	6,651
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	13,605	14,342
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	5,225	6,996
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	6,800	8,087
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	12,085
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/38	7,000	7,600
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/39	7,000	7,599
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	7,000	7,600
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	11,875	14,098
	Natick MA GO	4.000%	11/1/22	150	156
	Natick MA GO	4.000%	7/15/36	5,130	5,915
	Quincy MA GO	5.000%	6/1/22	615	632
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	105	115
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	2,500	3,312
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,944
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	500	658
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,544

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westwood MA GO	3.000%	6/1/22	100	102
					2,075,457
Michigan (2.8%)
[14]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,442
[14]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,766
[14]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,603
	Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,055
	Birmingham MI City School District GO	4.000%	5/1/25	1,490	1,571
[14]	Brighton MI Area School District GO	5.000%	5/1/28	4,000	5,015
[14]	Chippewa Valley Schools GO	5.000%	5/1/25	755	873
[14]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,176
[14]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	2,178
[14]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,589
[14]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,261
[14]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,580
[14]	Chippewa Valley Schools GO	5.000%	5/1/35	800	932
[14]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	4,160
[14]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	4,332
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,755	4,106
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,700	4,046
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,635	3,975
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	4,000	4,374
[14]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,165	3,461
[4,14]	Detroit City School District GO	5.250%	5/1/27	1,210	1,495
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	3,070
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	6,236
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,875
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	3,098
	Detroit MI Sewage Disposal System Sewer Revenue	5.000%	7/1/23	7,000	7,219
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.000%	7/1/22	14,000	14,450
[4]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/22	1,000	1,043
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,321
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,223
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,355
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,856
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,606
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,963
[14]	East Lansing School District GO	5.000%	5/1/28	695	849
[14]	East Lansing School District GO	5.000%	5/1/29	500	609
[14]	East Lansing School District GO	5.000%	5/1/30	615	746
[14]	East Lansing School District GO	5.000%	5/1/31	1,955	2,364
[14]	East Lansing School District GO	5.000%	5/1/33	755	911
[14]	East Lansing School District GO	5.000%	5/1/34	1,540	1,857
[14]	East Lansing School District GO	5.000%	5/1/36	1,125	1,350
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,777
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,488
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,186
[14]	Eaton Rapids Public Schools GO	5.000%	5/1/22	1,785	1,828
[4]	Farmington Public School District GO	5.000%	5/1/22	1,900	1,946
[4]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,675
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	2,090
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,667
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	11,405
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	28,944
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	35,823
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	3,188
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	3,348
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,886
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,833
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	3,234
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	5,563
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	20,264
[4]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	5,334
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	40,950
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	75,957
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	12,139
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	5,405
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	315	376
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	1,094

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	6,140
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	360	441
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,189
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	16,756
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	8,109
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	439
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	17,824
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	500	639
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,375
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	6,523
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,445
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	10,944
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,523
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,532
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	1,084
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	15,026
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	965
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,756
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,751
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,188
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,829
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,364
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	500	637
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,918
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	953
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	2,014
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,268
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	2,105
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,265
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	2,207
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	2,309
	Grosse Pointe Public School System GO	5.000%	5/1/35	2,140	2,686
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	2,045
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,683
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,614
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,238
[14]	Holt Public Schools GO	5.000%	5/1/30	2,640	3,384
[14]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,647
[14]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,257
[14]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,356
[14]	Hudsonville Public Schools GO	4.000%	5/1/35	560	669
[14]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,209
[14]	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,405
[14]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,206
[14]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,734
[14]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,222
[14]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,259
[14]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,534
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	4,136
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	4,475
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	4,597
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	4,721
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	400	400
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	2,268
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	5,501
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/26	10	12
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/26	30	36
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	1,025	1,072
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	1,185	1,291
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,547
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,160
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,363
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,830
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,916
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,242
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	5,200
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,252
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,474
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,600

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,642
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	9,558
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,386
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	2,200	2,648
[14]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,829
[14]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	3,042
[14]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	5,411
[14]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,785
[14]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	5,050
[4,14]	Lincoln Consolidated School District GO	5.000%	5/1/25	1,000	1,158
[4,14]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,513
	Macomb Interceptor Drain Drainage District	5.000%	5/1/27	1,610	1,966
	Macomb Interceptor Drain Drainage District	5.000%	5/1/28	1,430	1,748
	Macomb Interceptor Drain Drainage District	5.000%	5/1/29	1,645	2,003
	Macomb Interceptor Drain Drainage District	5.000%	5/1/30	2,540	3,082
	Macomb Interceptor Drain Drainage District	5.000%	5/1/31	2,030	2,454
	Macomb Interceptor Drain Drainage District	5.000%	5/1/33	2,215	2,681
	Macomb Interceptor Drain Drainage District	5.000%	5/1/34	1,835	2,221
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,357
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,197
[14]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,722
[14]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,563
[14]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,884
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	9,225
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,697
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	10,251
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,871
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,105	5,428
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	15,324
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	5,565
	Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	855
	Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	786
	Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	881
	Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	924
	Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,448
	Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,277
	Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,512
	Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	1,203
	Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,264
	Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,283
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,274
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,608
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,768
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,904
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,228
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	515
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	530
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	1,053
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	1,096
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	1,140
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	1,148
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	459
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	646
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	730
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	751
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	732
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,000	2,143
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	840	881
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,015	1,130
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	7,000	7,855
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	465	487
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,310	1,488
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,723
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	4,765	5,428
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,936
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,374
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,190	1,247
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,750	4,336
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	4,221

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,148
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	400	419
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,829
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,755
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	999
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	3,433
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,579
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,300	1,612
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,146
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,650	7,460
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,944
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	2,003
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,163
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,931
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,650	2,036
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,400	1,791
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,953
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	11,020	12,347
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	4,577
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	3,037
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,790	3,390
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	13,580	15,191
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	4,369
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	4,232
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,980
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	8,333
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	9,330
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	6,300
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,828
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	11,768
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	10,771
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,395	6,776
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,765
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,500	1,567
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,799
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	7,543
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	14,233
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	12,824
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	14,975
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	10,389
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	3,520	4,152
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	6,219
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,711
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.900%	12/1/24	39,500	40,042
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	12/1/25	13,000	13,263
[2,6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.170%	11/4/21	6,060	6,060
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	12,500	12,850
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	30,000	30,840
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	10,000	10,280
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	15,995	16,443
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,518
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,000	2,240
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,360
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,601
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,601
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	2,000	2,086
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	2,010	2,189
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,722
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,795
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	4,901
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	5,889
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,810
	Michigan Finance Authority Lease Revenue	5.000%	4/1/24	5,400	5,975
	Michigan Finance Authority Lease Revenue	5.000%	4/1/25	3,160	3,627
	Michigan Finance Authority Lease Revenue	5.000%	4/1/26	1,320	1,558
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	2,310	2,777
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	1,320	1,625

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Lease Revenue	5.000%	11/1/30	2,200	2,775
	Michigan Finance Authority Lease Revenue	5.000%	11/1/31	1,020	1,281
	Michigan Finance Authority Lease Revenue	5.000%	11/1/32	1,225	1,535
	Michigan Finance Authority Lease Revenue	4.000%	11/1/33	2,030	2,419
	Michigan Finance Authority Lease Revenue	5.000%	11/1/33	1,095	1,367
	Michigan Finance Authority Lease Revenue	4.000%	11/1/34	2,125	2,521
	Michigan Finance Authority Lease Revenue	5.000%	11/1/34	1,440	1,793
	Michigan Finance Authority Lease Revenue	4.000%	11/1/35	2,005	2,373
	Michigan Finance Authority Lease Revenue	5.000%	11/1/35	1,525	1,895
	Michigan Finance Authority Lease Revenue	5.000%	11/1/36	2,045	2,537
	Michigan Finance Authority Lease Revenue	5.000%	11/1/37	2,515	3,113
	Michigan Finance Authority Lease Revenue	5.000%	11/1/38	2,110	2,607
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	24,000	24,745
[7]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	1,210	1,248
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/23	19,000	20,435
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	16,940
[7]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	2,057
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	3,316
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	12,235	13,753
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	10,000	11,241
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	7,887
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	22,591
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,740
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,563
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,155
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,590
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	4,022
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,737
[4]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	4,019
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	700	715
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	745
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	592
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,375	1,707
	Michigan Finance Authority Tobacco Settlement Funded Revenue	1.250%	6/1/30	450	451
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	3,402
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	4,237
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,000	3,833
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,768
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,770	3,251
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	4,931
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,630	3,070
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	6,231
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,750	2,031
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	5,245	6,351
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	8,649
	Michigan Finance Authority Water Revenue	5.000%	10/1/31	3,265	4,139
	Michigan Finance Authority Water Revenue	4.000%	10/1/32	3,535	4,045
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	6,939
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	8,750
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	5,000	5,620
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	18,430
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	16,755
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	807
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	11,167
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	2,500	2,880
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	8,371
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,151
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	977
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,229
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,442
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,931
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,549
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,500	1,566
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	125	130
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	5,674
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/22	2,600	2,720
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/25	2,565	2,964
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,890
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,687

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	12,049
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	6,327
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	7,651
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	9,536
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	31,160
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	9,625	10,463
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	16,876
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	4,128
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	12,120
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	28,157
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	5,417
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	13,939
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,645
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	15,560
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	7,734
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	660	776
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	495	582
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	3,035	3,568
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,472
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,620
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,000	2,054
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	3,102
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,600	2,670
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,840
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,740
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	2,299
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,729
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	21,157
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,661
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	19,357
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/27	165	204
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	5,150	5,450
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	4,645	5,051
	Michigan State University College & University Revenue	5.000%	8/15/23	1,000	1,085
	Michigan State University College & University Revenue	4.000%	2/15/27	5,400	6,298
	Michigan State University College & University Revenue	5.000%	2/15/29	1,215	1,546
	Michigan State University College & University Revenue	5.000%	2/15/30	900	1,138
	Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,824
	Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,730
	Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,428
	Michigan State University College & University Revenue	5.000%	2/15/34	2,320	2,897
	Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,620
	Michigan State University College & University Revenue	5.000%	2/15/36	1,860	2,311
	Michigan State University College & University Revenue	4.000%	2/15/37	1,750	2,031
	Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,169
	Michigan State University College & University Revenue	4.000%	2/15/39	5,140	5,994
	Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,482
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/23	1,250	1,329
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/24	1,715	1,898
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,379
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,236
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,871
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,376
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,301
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,729
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,528
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,594
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	11,000	13,332
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	4,980	6,036
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	43,279
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	13,000	15,695
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	28,415	33,713
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	31,340	37,711
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	41,390	48,989
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	41,380	49,619
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	18,600	22,235
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	22,000	26,158
[14]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,275
[14]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,359

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,456
[14]	Milan Area Schools GO	5.000%	5/1/30	1,210	1,539
[14]	Milan Area Schools GO	5.000%	5/1/32	1,670	2,106
[14]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,432
[7]	Monroe County Economic Development Corp. Electric Power & Light Revenue	6.950%	9/1/22	27,150	28,633
	Oakland University College & University Revenue	5.000%	3/1/24	540	596
	Oakland University College & University Revenue	5.000%	3/1/25	540	618
	Oakland University College & University Revenue	5.000%	3/1/26	500	590
	Oakland University College & University Revenue	5.000%	3/1/27	785	921
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,463
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	2,029
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,742
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,653
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	2,062
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	4,344
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,556
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,344
[14]	Plymouth-Canton Community School District GO	5.000%	5/1/22	125	128
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,765
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,723
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,515
	Portage Public Schools GO	4.000%	11/1/34	3,725	4,371
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,531
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,804
	Portage Public Schools GO	4.000%	11/1/37	1,900	2,220
	Rochester Community School District GO	3.000%	5/1/33	2,090	2,294
[14]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,367
[14]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,920
[14]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,527
[14]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,596
[14]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,682
[14]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,178
[14]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	4,000	4,625
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,540	2,639
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,180	2,365
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,245	2,483
[14]	Saginaw City School District GO	4.000%	5/1/36	700	848
[14]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,869
[14]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,337
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,546
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,284
[4]	Saginaw MI Water Supply System Water Revenue	4.000%	7/1/22	130	133
	Southfield MI GO	3.000%	5/1/33	2,630	2,903
	University of Michigan College & University Revenue	5.000%	4/1/22	115	117
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,387
	University of Michigan College & University Revenue	5.000%	4/1/32	2,145	2,720
	University of Michigan College & University Revenue	5.000%	4/1/33	2,835	3,437
	University of Michigan College & University Revenue	5.000%	4/1/34	3,495	4,240
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	4,070
	University of Michigan College & University Revenue	5.000%	4/1/36	4,030	4,872
	University of Michigan College & University Revenue	5.000%	4/1/37	5,090	6,142
	University of Michigan College & University Revenue VRDO	0.010%	11/1/21	2,600	2,600
[14]	Van Buren MI Public Schools GO	5.000%	11/1/31	3,040	3,868
[14]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,664
[14]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,900
[14]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,910
[14]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,768
[14]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	3,270
[14]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,772
[14]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,735
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,893
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	2,091
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	3,017
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	5,655	5,941
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	1,037
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,959
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	5,935	6,233
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	822
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	2,116

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	3,995	4,196
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,783
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	805
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	6,540	6,869
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	1,009
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	962
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	6,370	6,690
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,701
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	922
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	420	513
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	4,300	4,516
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	3,421
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	415	502
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	405	494
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	11,874
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	455	554
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,952
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	3,034
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	948
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	4,507
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	784
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	7,574
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	784
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	6,212
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	1,090
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	741
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	9,917
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	7,461
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,967
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	2,022
[4]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	257
[4]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	513
[4]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	287
[4]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	522
[4]	Western Michigan University College & University Revenue	5.000%	11/15/31	250	327
[4]	Western Michigan University College & University Revenue	5.000%	11/15/31	500	655
[4]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	261
[4]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	769
[4]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	325
[4]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	780
[4]	Western Michigan University College & University Revenue	5.000%	11/15/35	300	389
[4]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	778
[4]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	258
[4]	Western Michigan University College & University Revenue	5.000%	11/15/36	700	904
[4]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	515
[4]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	773
[4]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	321
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	518
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	256
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	639
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	287
[4]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	510
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	4,517
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	4,565
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,626
					2,496,329
Minnesota (0.9%)
	Bloomington Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,036
	Cambridge-Isanti Independent School District No. 911 GO	3.000%	2/1/23	100	103
[5]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	301
[5]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	500	610
[5]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	618
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,445
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,090	2,242
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,792
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,903
	Duluth Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,173
	Edina MN GO	3.000%	2/1/22	115	116
	Farmington Independent School District No. 192 GO	5.000%	2/1/22	125	126

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hennepin County MN GO	5.000%	12/1/25	3,230	3,811
Hennepin County MN GO	5.000%	12/1/28	1,945	2,363
Hennepin County MN GO	5.000%	12/15/30	5,020	6,336
Hennepin County MN GO	5.000%	12/15/33	9,280	11,688
Hennepin County MN GO VRDO	0.050%	11/4/21	76,180	76,180
Hopkins County MN Independent School District No. 270 GO	4.000%	2/1/22	270	273
Le Sueur-Henderson County MN Independent School District No. 2397 GO	5.000%	4/1/22	100	102
Maple Grove MN GO	4.000%	2/1/22	250	252
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,146
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,591
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,690
Metropolitan Council GAN GO	5.000%	12/1/27	20,000	24,847
Metropolitan Council GAN GO	5.000%	12/1/28	13,000	16,525
Metropolitan Council GAN GO	5.000%	12/1/29	30,000	38,917
Metropolitan Council GO	5.000%	3/1/22	3,415	3,470
Metropolitan Council GO	4.000%	3/1/26	2,950	3,285
Minneapolis MN GO	4.000%	12/1/25	2,325	2,648
Minneapolis MN GO	3.000%	12/1/32	4,135	4,488
Minneapolis Special School District No. 1 COP	5.000%	2/1/22	6,805	6,886
Minneapolis Special School District No. 1 COP	5.000%	2/1/23	7,550	7,997
Minneapolis Special School District No. 1 COP	5.000%	2/1/24	8,215	8,696
Minneapolis Special School District No. 1 COP	5.000%	2/1/25	5,050	5,345
Minneapolis Special School District No. 1 COP	5.000%	2/1/26	7,000	7,406
Minneapolis Special School District No. 1 COP	5.000%	2/1/27	10,085	10,658
Minneapolis Special School District No. 1 COP	5.000%	2/1/28	10,590	11,176
Minneapolis Special School District No. 1 GO	5.000%	2/1/27	1,750	2,128
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,388
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	14,120
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	685	823
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	2,335	2,561
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	6,496
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	707
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	2,500	2,741
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	6,395
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	826
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	2,545	2,790
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	663
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,746
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	759
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	776
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	1,087
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	1,041
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	1,116
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	1,116
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,582
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,757
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,779
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/32	3,670	4,070
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	4,007
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,435
Minnesota Appropriations Revenue	5.000%	3/1/24	7,565	7,685
Minnesota Appropriations Revenue	5.000%	3/1/25	10,860	11,032
Minnesota GO	5.000%	8/1/22	20,500	21,245
Minnesota GO	5.000%	8/1/22	170	176
Minnesota GO	5.000%	8/1/22	100	104
Minnesota GO	5.000%	8/1/23	5,350	5,798
Minnesota GO	5.000%	10/1/23	29,530	32,231
Minnesota GO	5.000%	8/1/24	12,355	13,926
Minnesota GO	5.000%	8/1/24	15,500	17,470
Minnesota GO	5.000%	8/1/24	1,350	1,522
Minnesota GO	5.000%	8/1/25	13,500	15,751
Minnesota GO	5.000%	8/1/25	3,600	4,200
Minnesota GO	5.000%	10/1/25	29,320	34,391
Minnesota GO	5.000%	8/1/26	4,340	4,883
Minnesota GO	5.000%	8/1/26	35,060	40,878
Minnesota GO	5.000%	10/1/26	13,080	15,809
Minnesota GO	5.000%	8/1/27	4,000	4,664
Minnesota GO	5.000%	8/1/27	6,350	7,842
Minnesota GO	5.000%	10/1/27	12,285	15,233

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota GO	4.000%	8/1/31	1,000	1,185
Minnesota GO	5.000%	10/1/32	10,000	12,257
Minnesota GO	5.000%	8/1/33	12,280	14,606
Minnesota GO	5.000%	8/1/34	10,000	11,874
Minnesota GO	5.000%	8/1/35	9,535	11,297
Minnesota GO	5.000%	8/1/36	5,000	5,911
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,179
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,227
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	244
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,281
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	711
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,342
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	534
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,394
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,456
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,529
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,596
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	814
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,674
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	375
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	810
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,882
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,484
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	4,024
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	4,184
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,638
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	4,395
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,736
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	21,238	21,716
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,805	6,216
Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,815
Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,642
Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	2,037
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/33	2,450	2,648
South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	10,854
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	2,260	2,416
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,500	1,666
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	979
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	947
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	2,177
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,331
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,415
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,702
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,699
University of Minnesota College & University Revenue	5.000%	10/1/23	2,945	3,211
Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	7,954
Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	4,316
Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	4,308
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	4,389
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,237
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	2,013
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	7,396
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/31	8,185	8,991
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	9,294
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	10,345	11,278
				832,276
Mississippi (0.6%)
DeSoto County MS GO	5.000%	11/1/27	1,585	1,958
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	4,217
Jackson County MS Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	11/1/21	13,610	13,610
Jackson County MS Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	11/1/21	14,850	14,850
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	6,198
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	4,263
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	5,487
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	11/1/21	11,000	11,000
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	11/1/21	31,095	31,095
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	11/1/21	12,385	12,385
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	11/1/21	22,520	22,520
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	11/1/21	19,420	19,420

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	11,000	11,000
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	13,550	13,550
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	17,500	17,500
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	3,600	3,600
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	12,200	12,200
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	16,830	16,830
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	11,465	11,465
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	4,800	4,800
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	11/1/21	20,540	20,540
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.050%	11/3/21	16,895	16,895
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	11/3/21	2,800	2,800
Mississippi Development Bank Appropriations Revenue (Harrison County Highway Project)	5.000%	1/1/24	4,310	4,737
Mississippi Development Bank Appropriations Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,775
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/23	1,540	1,641
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,469
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	6,261
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	7,121
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	5,568
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/28	775	972
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/29	1,050	1,345
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/30	1,090	1,387
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/31	1,000	1,266
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/32	1,500	1,894
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/33	1,710	2,155
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/34	870	1,094
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/35	1,380	1,728
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/36	1,000	1,252
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/37	665	831
Mississippi Development Bank Miscellaneous Taxes Revenue	4.000%	10/15/38	2,800	3,189
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	7,119
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	9,654
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	2,859
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,861
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,687
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,400
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,384
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,725
Mississippi GO	5.000%	10/1/29	5,825	6,770
Mississippi GO	5.000%	10/1/29	15,080	18,593
Mississippi GO	5.000%	11/1/30	1,250	1,503
Mississippi GO	5.000%	10/1/31	19,800	24,341
Mississippi GO	5.000%	11/1/31	2,750	3,306
Mississippi GO	5.000%	11/1/32	3,530	4,242
Mississippi GO	5.000%	10/1/34	10,000	12,266
Mississippi GO	5.000%	11/1/35	4,000	4,802
Mississippi GO, Prere.	5.000%	12/1/23	11,250	12,353
Mississippi GO, Prere.	5.000%	12/1/23	7,000	7,686
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,254
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	998
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	995
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	926
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	924
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,237
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,427
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	4,232
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,679
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,420
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	2,215	2,753
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	2,168
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	2,163
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	1,973
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,552

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,927
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	4,201
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	6,841
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	6,709
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,500	6,319
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	12,884
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	13,627
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	1,009
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,308
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,263
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,773
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/34	2,075	2,408
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,968
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,781
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	2,007
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,717
					549,862
Missouri (1.2%)
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/25	1,000	1,041
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/26	750	777
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,322
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,000	1,027
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,189
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,850	1,901
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,657
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	840	983
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,645	5,784
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	870	1,014
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,865	6,148
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	873
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	6,567
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	6,995	7,187
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,910	7,569
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	6,165	7,853
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,952
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,858
	Cass County Reorganized School District No. R-2 GO	4.000%	3/1/32	4,940	6,111
	Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,851
	Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,676
	Center MO School District No. 58 GO	4.000%	3/1/34	3,630	4,166
[4]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/31	3,000	3,283
	Curators of the University of Missouri College & University Revenue, ETM	5.000%	11/1/22	350	367
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	325	328
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	23,000	23,000
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	9,277
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	8,885
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,422
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	15,438
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	16,325
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	7,653
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	2,277
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,989
	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/34	700	762
	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/35	300	326
	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/37	600	649
	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/38	1,300	1,403
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/27	1,355	1,644
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/28	3,680	4,554
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	8,220
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,200
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	2,015
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,509
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,310
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/30	1,615	1,994
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,913
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,856
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,472
	Kansas MO Appropriations Revenue	5.000%	4/1/29	1,000	1,255

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas MO Appropriations Revenue	5.000%	4/1/30	1,000	1,276
	Kansas MO Appropriations Revenue	5.000%	4/1/31	800	1,038
	Kansas MO Appropriations Revenue	5.000%	4/1/32	670	866
	Kansas MO Appropriations Revenue	5.000%	4/1/33	1,000	1,289
	Kansas MO Appropriations Revenue	5.000%	4/1/35	1,115	1,430
	Kansas MO Appropriations Revenue	5.000%	4/1/36	1,000	1,279
	Kansas MO Appropriations Revenue	5.000%	4/1/37	2,000	2,550
	Kansas MO Appropriations Revenue	5.000%	4/1/38	3,355	4,268
	Kansas MO Appropriations Revenue	5.000%	4/1/39	2,150	2,728
	Kansas MO Appropriations Revenue	5.000%	4/1/40	1,250	1,582
	Kansas MO Appropriations Revenue	5.000%	4/1/41	2,025	2,558
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	6,671
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,885
	Little Blue Valley Sewer District Revenue	3.000%	9/1/33	5,500	5,886
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,953
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	1,265	1,512
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,722
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,492
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,287
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	5,651
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,430
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,904
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,712
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	4,135	5,290
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,750	1,792
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	160	164
[2]	Missouri Development Finance Board Miscellaneous Revenue VRDO	0.030%	11/1/21	2,945	2,945
	Missouri Development Finance Board Recreational Revenue VRDO	0.030%	11/1/21	2,800	2,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	3,490	3,537
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	3,690	3,739
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	3,320	3,360
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	850	959
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	750	870
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,249
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,015	3,362
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,220
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	968
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,565	5,086
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	2,208
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,147
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,000	1,236
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,500	3,897
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,087
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,315
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	7,015	7,804
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	665	823
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,622
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,482
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	510	581
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,636
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,000	4,447
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	700	879
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,676
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,532
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,775
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,333
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	566
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,522
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,555	1,761
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,845
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	622
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	3,530	3,899
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	5,200	5,789
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	4,590
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	38,365
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	617
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	4,230
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,700	2,123
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	6,078

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	554
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	4,560	5,137
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	3,011
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	2,043
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	7,996
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	598
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,200	2,643
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,832
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	6,075
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	981
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	2,166
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	687
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,900	2,262
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,065	2,443
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,000	2,459
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	3,648
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	52,700	60,236
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	52,900	65,454
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	22,170	22,170
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	6,400	6,400
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	15,500	15,500
[2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	54,050	54,050
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	7,225	7,225
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/25	10,000	11,747
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/26	2,845	3,437
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	5,440	5,571
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	20,035	22,380
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,870	2,027
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	2,925	3,213
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/26	4,570	5,180
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/27	3,285	3,711
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/28	2,250	2,535
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/29	5,000	5,635
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/30	6,455	7,275
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/31	10,000	11,260
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	5,245	5,883
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/34	6,800	8,010
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/36	10,000	11,765
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	3,755	4,402
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	12,147
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	9,173
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/24	3,050	3,408
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/24	2,975	3,387
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	2,213
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,626
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	4,030
	Missouri State Board of Public Buildings Appropriations Revenue	3.250%	10/1/22	8,190	8,419
	Missouri State Board of Public Buildings Appropriations Revenue	3.000%	10/1/25	10,660	11,670
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/24	2,185	2,405
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,415
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	5,890	6,855
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,384
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/34	4,530	5,372
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	10,010	11,863
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	4,745	5,598
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	7,500	7,829
[4]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,805
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/25	2,185	2,211
	St. Charles County School District No. R-IV Wentzville GO	4.000%	3/1/31	5,585	6,432
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/24	2,535	2,806
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/24	1,000	1,138
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/25	1,000	1,173
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/26	1,000	1,172
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	1,045	1,336
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	3,139
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	5,083
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	3,374
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,805
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,913

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,750
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	5,462
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,288
	University of Missouri College & University Revenue	4.000%	11/1/30	3,000	3,297
	University of Missouri College & University Revenue	5.000%	11/1/30	15,000	19,672
	University of Missouri College & University Revenue	4.000%	11/1/31	6,415	7,046
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,830	1,830
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,000	1,000
					1,009,756
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	20,000	20,473
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,860
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	605
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,994
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	355	439
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	5,000	6,347
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	3,148
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	6,466
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,403
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	602
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,380
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	7,515	9,617
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,750	3,511
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	494
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,274
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	712
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,727
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	516
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	4,328
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	812
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,818
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,524
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,637
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,908
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	969
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,730
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	959
					89,253
Multiple States (0.6%)
[2,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	14,405	15,277
[6,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	32,790	34,636
[6,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,325	14,671
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	12,956	14,554
[6,15]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	48,240	51,168
[2,6,15]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	49,430	51,925
[2,6,15]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	32,075	33,833
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.250%	11/1/21	16,000	16,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.250%	11/1/21	42,400	42,400
[2,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	11/4/21	112,900	112,900
[2,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.140%	11/4/21	133,500	133,500
					520,864
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	5,123
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	9,770	10,146
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,616
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,888
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	6,221
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/31	5,000	6,414
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,582
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	5,299
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	6,867
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	980	1,344
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	13,420	19,234
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	93,640	101,867
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	118,495	132,684
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/29	1,405	1,791
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/30	2,695	3,495
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/31	1,085	1,432

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	625
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	762
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	579
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	351
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	760
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	502
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	618
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,409
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	666
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	350
[3,6]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.550%	8/1/23	1,000	1,000
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,910	2,086
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,586
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,344
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,355
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	2,059
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,448
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	2,188
	Elkhorn School District GO	5.000%	12/15/31	330	426
	Elkhorn School District GO	4.000%	12/15/32	325	389
	Elkhorn School District GO	4.000%	12/15/33	375	447
	Elkhorn School District GO	4.000%	12/15/34	350	416
	Elkhorn School District GO	4.000%	12/15/35	350	414
[2]	Hospital Authority No 1 of Lancaster County Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	2,600	2,600
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	1,000	1,000
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/21	860	860
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,320	1,320
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,000	1,000
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	5,050	5,050
	Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,010	1,049
	Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,990	2,070
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	2,109
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/26	3,065	3,123
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/29	2,125	2,165
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/31	2,500	2,546
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/32	2,800	2,852
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,620	1,710
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	3,205	3,528
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	2,000	2,016
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,008
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	700	903
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,200	1,547
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,970	1,986
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	2,000	2,016
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,250	1,260
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,000	1,313
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,025	1,346
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	2,095	2,111
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,470	1,481
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,000	1,302
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,000	1,302
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	2,325	2,343
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	5,025	5,064
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,250	1,260
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,512
	Nebraska Public Power District Electric Power & Light Revenue	4.250%	1/1/35	6,000	6,040
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	3,195	4,119
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	2,100	2,707
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	3,300	4,235
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	2,275	2,920
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	3,405	4,355
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	2,380	3,044
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	4,463
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	11,866
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	6,127
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,610
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	6,420
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,183

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	6,726
	Omaha NE Sewer Revenue	4.000%	4/1/33	500	604
	Omaha NE Sewer Revenue	4.000%	4/1/34	650	783
	Omaha NE Sewer Revenue	4.000%	4/1/35	500	601
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,829
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,991
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	8,845
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	3,167
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	2,000	2,300
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,723
	Omaha School District GO	5.000%	12/15/27	2,000	2,494
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	3,927
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	4,900	5,763
	Sarpy County NE GO	5.000%	6/1/23	2,265	2,433
	Sarpy County NE GO	5.000%	6/1/25	2,300	2,669
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	2,092
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	2,259
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	4,106
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,819
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,597
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,540
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,794
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	4,015	4,143
	University of Nebraska College & University Revenue, Prere.	5.000%	7/1/22	1,645	1,698
					542,527
Nevada (1.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	1,161
	Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	3,500	3,633
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,500	10,818
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	24,651
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	21,924
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	4,104
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	4,406
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.060%	11/3/21	14,510	14,510
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.070%	11/3/21	9,420	9,420
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,898
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,904
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,677
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/30	12,275	16,060
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,576
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	12,574
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	7,972
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	6,667
	Clark County NV GO	5.000%	6/1/26	2,020	2,415
	Clark County NV GO	5.000%	7/1/26	2,475	2,871
	Clark County NV GO	5.000%	6/1/27	2,625	3,219
	Clark County NV GO	5.000%	11/1/30	6,375	8,087
	Clark County NV GO	4.000%	6/1/31	17,000	19,543
	Clark County NV GO	4.000%	11/1/31	5,950	6,794
	Clark County NV GO	5.000%	11/1/31	6,545	8,274
	Clark County NV GO	5.000%	11/1/31	1,645	1,887
	Clark County NV GO	4.000%	6/1/32	12,000	13,800
	Clark County NV GO	4.000%	11/1/32	1,015	1,156
	Clark County NV GO	5.000%	11/1/32	6,730	8,489
	Clark County NV GO	5.000%	7/1/33	16,290	17,143
	Clark County NV GO	4.000%	12/1/36	20,440	23,795
	Clark County NV GO	4.000%	12/1/37	18,825	21,865
	Clark County NV GO	4.000%	12/1/38	21,055	24,411
	Clark County NV GO	4.000%	7/1/39	21,115	23,125
	Clark County NV GO, Prere.	5.000%	11/1/23	21,070	23,064
	Clark County NV GO, Prere.	5.000%	11/1/23	250	274
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	15,110
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	8,972
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	9,490
	Clark County School District GO	5.000%	6/15/25	20,000	23,098
[4]	Clark County School District GO	5.000%	6/15/27	8,975	10,989
[4]	Clark County School District GO	5.000%	6/15/28	9,530	11,621
[4]	Clark County School District GO	5.000%	6/15/28	1,280	1,605
	Clark County School District GO	5.000%	6/15/28	8,620	10,731

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Clark County School District GO	5.000%	6/15/29	1,250	1,595
[4]	Clark County School District GO	4.000%	6/15/30	10,505	12,098
[4]	Clark County School District GO	5.000%	6/15/30	1,070	1,392
[4]	Clark County School District GO	4.000%	6/15/31	10,930	12,575
[4]	Clark County School District GO	5.000%	6/15/31	1,000	1,295
[4]	Clark County School District GO	4.000%	6/15/32	11,465	13,554
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,944
[1]	Clark County School District GO	3.000%	6/15/33	6,575	7,124
[4]	Clark County School District GO	4.000%	6/15/33	10,000	11,433
[4]	Clark County School District GO	4.000%	6/15/33	11,920	14,064
[1]	Clark County School District GO	3.000%	6/15/34	10,920	11,755
[4]	Clark County School District GO	4.000%	6/15/34	12,400	14,597
	Clark County School District GO	4.000%	6/15/34	5,000	5,587
[4]	Clark County School District GO	5.000%	6/15/34	1,000	1,278
	Clark County School District GO	4.000%	6/15/35	14,910	16,644
	Clark County School District GO	4.000%	6/15/35	10,375	11,582
[4]	Clark County School District GO	5.000%	6/15/35	1,350	1,718
[4]	Clark County School District GO	4.000%	6/15/36	1,250	1,475
[1]	Clark County School District GO	3.000%	6/15/37	4,000	4,273
	Clark County School District GO	3.000%	6/15/37	8,730	9,231
[4]	Clark County School District GO	4.000%	6/15/37	1,250	1,471
	Clark County School District GO	3.000%	6/15/38	11,595	12,231
[4]	Clark County School District GO	4.000%	6/15/38	1,000	1,174
[1]	Clark County School District GO	3.000%	6/15/39	3,540	3,735
	Clark County School District GO	3.000%	6/15/39	9,395	9,843
[4]	Clark County School District GO	4.000%	6/15/39	1,000	1,171
	Clark County School District GO	3.000%	6/15/40	11,760	12,294
	Clark County School District GO	3.000%	6/15/41	10,760	11,217
	Clark County Water Reclamation District GO	3.000%	7/1/31	7,860	8,491
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,258
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,258
	Clark Department of Aviation County Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,146
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	10,169
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,402
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,501
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	671
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	1,116
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	2,136
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	878
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	804
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	2,003
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	549
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	658
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	794
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	348
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/32	500	547
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/33	500	546
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	437
	Las Vegas NV GO	5.000%	9/1/24	5,690	6,420
	Las Vegas NV GO	5.000%	9/1/25	6,070	7,071
	Las Vegas NV GO	5.000%	9/1/27	5,225	6,153
	Las Vegas NV GO	4.000%	6/1/30	4,610	5,210
	Las Vegas NV GO	4.000%	6/1/31	4,795	5,401
	Las Vegas NV GO	4.000%	6/1/32	4,990	5,608
	Las Vegas NV GO	3.000%	6/1/33	2,190	2,372
	Las Vegas NV Special Improvement District No. 816	2.500%	6/1/28	255	257
	Las Vegas NV Special Improvement District No. 816	2.625%	6/1/30	300	300
	Las Vegas NV Special Improvement District No. 816	2.750%	6/1/31	225	226
	Las Vegas NV Special Improvement District No. 816	2.750%	6/1/33	525	524
	Las Vegas NV Special Improvement District No. 816	2.750%	6/1/36	835	821
	Las Vegas Valley Water District GO	5.000%	6/1/24	4,035	4,514
	Las Vegas Valley Water District GO	5.000%	6/1/24	2,745	3,071
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,360	2,736
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,050	2,377
	Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,482
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,799
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,500	4,622
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,010	2,281
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	4,192

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,000	4,746
	Las Vegas Valley Water District GO	3.000%	6/1/32	11,965	13,434
	Las Vegas Valley Water District GO	5.000%	6/1/32	6,040	6,202
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,050	2,105
	Las Vegas Valley Water District GO	5.000%	6/1/32	3,295	3,903
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	14,599
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,899
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	7,078
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	24,496
	Las Vegas Valley Water District GO	5.000%	6/1/39	43,150	53,792
	Nevada GO	5.000%	4/1/22	17,000	17,342
	Nevada GO	5.000%	11/1/23	28,500	31,174
	Nevada GO	5.000%	11/1/25	36,340	41,904
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	32,009
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	29,876
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	595
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	592
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	539
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	588
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	721
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	585
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	584
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	771
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,889
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,951
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	4,420
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	5,534
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/34	7,750	9,158
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,795	2,118
					1,093,886
New Hampshire (0.2%)
	Dover NH GO	4.000%	6/15/22	200	205
	Manchester NH General Airport Port, Airport & Marina Revenue	5.000%	1/1/24	6,000	6,044
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	280	309
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	580	638
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	350	455
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	550	710
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	774
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,787
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	577
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	51,283	60,578
	New Hampshire GO	5.000%	12/1/23	4,510	4,953
	New Hampshire GO	5.000%	12/1/25	4,405	5,196
	New Hampshire GO	5.000%	12/1/26	1,625	1,975
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.030%	11/1/21	5,000	5,000
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.040%	11/1/21	2,140	2,140
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.040%	11/1/21	5,290	5,290
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	2,500	2,520
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	3,229
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,355
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	7,933
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	24,124
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	48,290	55,966
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	2,140	2,232
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,070	1,116
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,360	1,419
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	599
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	510
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	830
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	786
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	873
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,715
					203,838
New Jersey (3.4%)
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,721
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	5,572
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,551
	Burlington County Bridge Commission Lease (Non- Terminable) Revenue	2.000%	11/10/22	10,700	10,893

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Camden County NJ BAN GO	2.000%	10/17/22	3,491	3,549
[8]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	3,900	3,912
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/24	1,000	1,116
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	2,205	2,448
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	2,775	3,067
[4]	Clifton Board Of Education GO	2.000%	8/15/31	6,500	6,566
[4]	Clifton Board Of Education GO	2.000%	8/15/32	6,750	6,754
[4]	Clifton Board Of Education GO	2.000%	8/15/33	6,750	6,681
[4]	Clifton Board Of Education GO	2.000%	8/15/34	5,500	5,387
[7]	Essex County Improvement Authority Lease Revenue	5.500%	10/1/23	10,020	11,020
[8]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/23	3,635	4,016
[8]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	4,280
	Essex County NJ GO	2.000%	9/1/39	3,750	3,618
	Essex County NJ GO	2.000%	9/1/40	3,750	3,597
	Essex County NJ GO	2.000%	9/1/41	3,750	3,571
	Freehold Township NJ BAN GO	1.000%	10/27/22	7,070	7,122
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/29	1,385	1,781
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/30	1,000	1,310
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/32	2,040	2,482
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,460	2,726
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	5,980	6,600
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	4,020	4,425
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	8,000	8,780
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	9,955	10,901
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	5,590	6,106
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	3,000	3,541
	Hudson County NJ GO	3.000%	11/15/29	8,990	10,121
	Hudson County NJ GO	3.000%	11/15/30	10,000	11,147
	Hudson County NJ GO	2.000%	11/15/34	5,000	4,947
	Hudson County NJ GO	2.125%	11/15/36	7,500	7,340
	Hudson County NJ GO	2.250%	11/15/38	5,000	4,924
	Lyndhurst Township NJ GO	3.000%	3/1/31	2,850	3,101
	Lyndhurst Township NJ GO	3.000%	3/1/32	2,850	3,082
[4]	Maple Shade Township School District GO	3.000%	7/15/32	1,855	1,997
[4]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	2,000
	Monmouth County Improvement Authority Indirect Ad Valorem Property Revenue	5.000%	1/15/23	125	132
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/22	780	820
	Monmouth County Improvement Authority Lease Revenue	4.000%	3/1/23	600	630
	Monmouth County Improvement Authority Lease Revenue	5.000%	10/1/23	115	125
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/24	1,500	1,711
	Monmouth County Improvement Authority Lease Revenue	4.000%	3/1/25	1,255	1,403
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/25	2,000	2,358
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/26	2,220	2,697
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/27	1,750	2,181
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/28	625	784
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/28	2,000	2,553
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/29	460	590
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/30	1,000	1,310
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/31	2,885	3,752
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/32	1,500	1,947
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	505	611
[5]	Monmouth County NJ BAN GO	4.000%	11/17/22	4,400	4,567
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	7,975	8,023
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	25,000	25,726
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	51,680	56,430
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,985	3,099
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	30,873
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	43,315
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	4,205	4,360
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	4,745	5,489
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	40,790
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	5,515	5,718
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	7,907
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	5,260
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	747
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	32,165	39,240
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	11,780
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	635	672
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	600	764

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/30	33,000	40,208
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	769
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	12,400	15,068
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	4,037
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	2,730	3,417
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,278
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/32	5,000	5,772
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	14,534
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	9,453
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	1,083
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	8,495	9,791
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	9,159
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	500	583
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	2,025	2,516
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	7,820
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,965	2,244
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	1,073
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,871
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	582
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,540	3,147
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	3,016
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	1,159
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	1,156
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	691
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	798
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	476
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,843
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,187
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	2,063
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,418
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,404
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,794
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	10,500	11,417
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,000	11,290
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	26,842
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,404
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	1,024
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	1,020
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,967
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	3,154
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	3,000	3,583
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	5,461
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	12,178
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,196
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	4,345	4,667
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,620
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,000	1,057
[10,11]	New Jersey Economic Development Authority Miscellaneous Revenue	5.250%	12/15/21	5,000	5,030
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	12,000	12,320
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	7,550	7,749
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	2,360	2,436
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	105	113
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,231
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,567
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,529
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,858
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	12,204
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	3,881
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	5,244
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	7,361
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	8,390
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.060%	11/3/21	8,000	8,000
	New Jersey GO	5.000%	6/1/25	13,115	15,098
	New Jersey GO	5.000%	6/1/26	21,610	25,587
	New Jersey GO	5.000%	6/1/27	17,650	21,387
	New Jersey GO	5.000%	6/1/28	33,425	41,313
	New Jersey GO	5.000%	6/1/29	23,875	30,054

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	4.000%	6/1/30	24,550	29,501
	New Jersey GO	2.000%	6/1/31	20,500	20,701
	New Jersey GO	4.000%	6/1/31	10,155	12,333
	New Jersey GO	2.000%	6/1/32	9,885	9,874
	New Jersey GO	3.000%	6/1/32	4,000	4,452
	New Jersey GO	2.000%	6/1/35	21,090	20,348
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,055	2,121
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,445	2,726
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,040	2,288
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,941
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,562
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,153
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,032
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,856
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,439
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,876
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,466
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,334
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,211
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,329
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	7,577
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,335	2,784
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	1,386
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,320	3,949
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	870
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	4,605	5,464
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	1,175	1,251
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,605	5,452
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	1,051
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,320	3,920
[2,6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	8,975	8,975
[2,6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	2,175	2,175
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	11,400	11,400
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/22	1,000	1,025
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	890	957
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,110	4,432
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,943
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,360
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,701
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	14,020
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	13,504
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	14,905
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,912
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	1,022
	New Jersey Infrastructure Bank Ad Valorem Property Tax Revenue	5.000%	9/1/22	415	432
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	4,932
	New Jersey Rutgers State University CP GO	0.000%	12/15/21	20,000	19,999
[5]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/29	10,000	12,246
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,240	13,033
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,465	13,320
[5]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	8,000	9,949
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	10,000	12,955
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	8,000	10,364
[5]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,500	15,810
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	7,000	9,034
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	6,000	7,743
[5]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	9,000	11,574
[5]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	11,250	14,371
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	6,000	7,022
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/34	7,320	9,380
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	5,000	5,834
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	4,000	4,648
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	12,100	12,172
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	25,000	25,157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	14,495	14,586
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,770	3,977
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	29,000	30,674
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,755
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,440	14,999

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	20,870
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,725	69,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,170	1,112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	28,948
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	17,481
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	26,906
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	24,867
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	16,650
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	42,927
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	14,157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	6,483
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	36,141
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	12,835	15,019
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,530	4,131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	19,826
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,854
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	25,590	20,827
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	9,795	12,005
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	20,150	24,648
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	7,900	10,036
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	21,843
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	3,215
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	5,697
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,335	1,528
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/37	2,500	3,034
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	5,000	6,160
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/33	6,725	8,648
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,025	2,084
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,490	3,895
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,918
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	5,900
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,250	6,072
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	100	103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	500	535
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,882
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,754
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,000	10,652
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,100
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	3,080
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	6,108
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	5,815
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	4,573
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	6,646
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	3,750	4,347
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	5,358
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	8,000	9,246
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	7,522
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	4,033
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	3,750	4,693
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	4,160	4,777
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	6,549
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	10,750	12,318
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	6,531
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	14,211
[10,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	3,745	3,769
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	30,900	32,597
[8]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	15,038
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,785	4,580
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	4,568
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	15,889
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	20,882
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	35,708
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,708
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	8,685
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	32,443
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	6,154
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,471

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	78,088
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,592
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	6,142
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,308
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	8,553
[2,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.090%	11/4/21	6,015	6,015
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	3,110	3,135
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	10,500	10,838
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	23,590	24,349
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	8,510	8,984
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/31	690	907
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/32	2,480	3,300
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/33	925	1,249
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/34	935	1,277
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/35	1,475	2,039
[5]	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,610	17,744
	Passaic County NJ GO	1.250%	11/1/22	700	707
	Passaic County NJ GO	0.050%	11/1/34	3,000	2,182
	Princeton Regional School District GO	5.000%	2/1/22	125	126
	Rutgers The State University of New Jersey College & University Revenue, Prere.	5.000%	5/1/23	100	107
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	2,430	2,542
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	560	611
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,399
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,666
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	3,500	4,471
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,248
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,990	3,795
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,316
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,581
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,104
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,261
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	315
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	1,048
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,102
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	15,650	17,153
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	9,137
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	5,976
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/23	780	853
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,800	2,934
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,885	1,975
	Sussex County NJ GO	5.000%	2/15/23	5,485	5,815
	Sussex County NJ GO	5.000%	2/15/24	4,376	4,838
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	22,958
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	6,685	6,781
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	32,428
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,005	4,935
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	21,153
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	7,500	9,123
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	20,940	25,349
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	22,165	26,759
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,000	10,834
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	31,990	38,408
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	29,775	35,688
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	36,700	43,876
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	26,857
	Toms River Board of Education GO	3.000%	7/15/29	6,000	6,445
	Toms River Board of Education GO	3.000%	7/15/30	3,000	3,199
	Toms River Board of Education GO	3.000%	7/15/31	6,000	6,363
	Toms River Board of Education GO	3.000%	7/15/32	6,000	6,346
	Toms River Board of Education GO	3.000%	7/15/33	3,000	3,169
	Toms River Board of Education GO	3.000%	7/15/34	8,720	9,197
	Toms River Board of Education GO	3.000%	7/15/35	3,120	3,287
	Union County Improvement Authority Miscellaneous Revenue	4.000%	9/1/23	100	107
	Verona Township NJ BAN GO	1.000%	10/28/22	5,300	5,336
	Woodbridge Township NJ BAN GO	1.000%	10/14/22	15,670	15,779
					2,948,049
New Mexico (0.5%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/22	1,700	1,754
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/23	2,750	2,967

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/24	1,800	2,022
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	100	104
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	2,575	3,084
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,798
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,493
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/31	1,700	2,030
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/32	1,910	2,279
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	706
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	434
	Albuquerque NM GO	5.000%	7/1/25	5,405	6,287
	Albuquerque NM GO	5.000%	7/1/25	5,155	5,996
	Farmington NM Electric Power & Light Revenue	2.150%	4/1/33	20,825	20,170
	Farmington NM Industrial Revenue	2.150%	4/1/33	13,500	13,075
	New Mexico (Capital Projects) GO	5.000%	3/1/23	15,925	16,935
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	3,330	3,584
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	18,705	20,937
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	8,500	10,905
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	13,000	16,969
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/22	1,850	1,905
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/22	250	258
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/23	1,580	1,702
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,819
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/29	1,350	1,734
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	3,500	4,585
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/26	17,720	18,115
	New Mexico GO	5.000%	3/1/25	3,000	3,452
	New Mexico GO	5.000%	3/1/29	19,550	25,047
	New Mexico GO	5.000%	3/1/30	4,000	5,230
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	930	1,046
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,010	1,175
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,060	1,226
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,465	1,691
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	981
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	1,036
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,441
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,429
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,732
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,685	4,199
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,256
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,849
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	1,208
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	1,156
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,262
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/42	185	190
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	4,025	4,025
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	115,780	132,807
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	17,000	18,340
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	4,000	4,491
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	7,125	8,285
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	734
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	539
					395,474
New York (14.7%)
	Amityville Union Free School District GO	1.000%	6/17/22	4,500	4,520
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	10,104
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	2,257
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,575
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	10,016
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	11,090	12,750
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	7,166
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	11,605	8,567
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	3,033
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,411
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,531
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,551
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,284
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,173
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	1,094
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,594

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,188
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,195
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,224
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,614
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	4,010
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,273
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,848
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	2,025
	Central Islip Union Free School District GO	1.250%	6/24/22	8,000	8,053
	Clarence NY GO	5.000%	5/15/23	125	134
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,213
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	1,023
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,189
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	498
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	1,105
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	211
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	432
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	227
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,385
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	2,066
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,512
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,836
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,733
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	6,464
	East Islip Union Free School District GO	1.000%	6/29/22	6,000	6,029
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	751
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	325	400
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	766
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	701
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	640
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	1,065
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,588
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	2,217
	Haverstraw-Stony Point Central School District GO	4.000%	1/15/23	150	157
	Haverstraw-Stony Point Central School District GO	3.000%	10/15/28	2,270	2,509
	Hempstead NY BAN GO	0.500%	10/28/22	8,832	8,845
[4]	Hempstead NY GO	4.000%	4/1/28	7,125	7,895
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	7,190
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,075	3,680
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	18,035	21,540
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	34,318
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	28,859
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	13,360	15,840
	Huntington Union Free School District GO	1.250%	6/24/22	5,300	5,336
	Liverpool Central School District GO	4.000%	6/1/22	660	675
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	4,172
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	10,000	10,392
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,516
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,221
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	2,275	2,765
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,700	2,204
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	10,790
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,260	1,630
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,429
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	4,850	6,052
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,793
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,921
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/40	250	295
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	16,937
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	21,031
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,689
	Massapequa Union Free School District GO	1.000%	6/23/22	4,000	4,019
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.000%	11/1/22	5,000	5,140
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	21,839
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,568
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	30,757
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	12,990
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	13,638
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	3,045

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	6,084
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	71,130
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	48,000	48,746
[2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	0.030%	11/1/21	13,575	13,575
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.000%	11/15/21	7,245	7,258
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.000%	11/15/21	6,125	6,136
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.125%	11/15/21	2,000	2,004
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	6,382
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	19,000	19,032
[4]	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/21	15,900	15,931
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	8,425	8,827
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	7,075	7,417
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	5,035	5,495
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	42,000	45,837
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	533
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,680	6,996
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	11,323
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,175	1,328
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,949
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	354
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,050	6,333
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	13,845
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,805	6,817
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	430
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,716
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,015	3,154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	30,400	31,806
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,772
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	8,660
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	10,210	10,228
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	3,334
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	8,565
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	2,258
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	2,014
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20,500	24,241
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	5,487
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	2,187
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	4,255
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	14,565	17,556
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	10,730	12,344
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	2,202
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	5,000	5,173
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,775	2,897
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,904
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	13,970	16,715
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,401
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,220	12,228
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	976
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,936
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	70,987
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,795
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	4,054
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	910
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	748
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/33	1,000	1,108
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,560
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	13,055	13,814
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	5,256
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,224
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	19,605	20,739
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,775	2,064
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	408
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,355
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	18,489
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	3,195	3,844
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	1,200	1,389
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	6,400	7,674
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	8,860
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	52,500	59,136

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	23,892
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	7,440	7,508
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	161,170	165,210
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	32,650	33,917
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	125,435	132,625
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	192,000	200,977
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	133,000	147,510
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	20,677
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	6,167
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	33,500	42,299
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	3,290	3,301
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	8,510	8,539
[3,4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	0.834%	4/1/26	2,500	2,533
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	11/1/21	24,685	24,685
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.040%	11/1/21	23,700	23,700
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.050%	11/4/21	63,600	63,600
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.060%	11/4/21	37,340	37,340
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	3,195	3,201
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,000	2,100
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	13,665	14,351
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	12,735	13,374
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	380	399
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,380	1,480
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,300	2,467
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,695	1,818
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,520	5,920
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,480	5,877
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	12,705	13,636
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/29	2,290	2,794
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/32	1,860	2,241
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	1,765	2,121
	Monroe County NY GO	2.000%	6/1/33	1,755	1,742
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,329
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	3,237
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	3,014
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	2,130	2,619
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,325	1,687
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,916
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	5,454
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	2,750	3,236
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,495	1,752
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	4,218
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	99,545	99,760
	Nassau County Interim Finance Authority Sales Tax Revenue, ETM	5.000%	11/15/22	350	367
	Nassau County Interim Finance Authority Sales Tax Revenue, ETM	5.000%	11/15/22	190	199
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,972
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,612
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,442
	Nassau County NY GO	5.000%	4/1/22	14,850	15,148
	Nassau County NY GO	5.000%	4/1/23	15,665	16,723
	Nassau County NY GO	5.000%	10/1/23	500	544
[4]	Nassau County NY GO	4.000%	4/1/38	2,600	3,084
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,000	3,741
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,380	3,014
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	3,770	4,862
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	4,000	4,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	12,940	13,922
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/28	17,300	18,684
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/29	22,000	23,760
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	12,500	13,491
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	5,000	5,365
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	8,966
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,920	10,682
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	19,000	19,644
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	33,072

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	9,000	9,183
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	9,945	9,955
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	2,000	1,986
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	2,500	2,505
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	36,883
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	28,750	28,750
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	9,685	9,685
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	42,600	42,600
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	77,000	77,000
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	1,000	1,308
[4]	New York City Industrial Development Agency Miscellaneous Revenue	4.000%	1/1/32	1,025	1,241
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	1,005	1,074
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,590
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,250	1,321
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	1,750	2,136
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	5,724
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	3,162
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	8,000	9,528
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	13,350
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	22,000	23,389
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	11,000	11,657
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	7,925
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	1,120
[2,6]	New York City NY GO TOB VRDO	0.060%	11/1/21	54,100	54,100
[2,6]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.060%	11/1/21	52,625	52,625
[2,6]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.060%	11/1/21	12,600	12,600
	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.050%	11/4/21	17,230	17,230
[2,6]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	11/4/21	45,000	45,000
[2,6]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.080%	11/4/21	12,170	12,170
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	8,475	9,866
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	12,781
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	17,422
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,877
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	6,136
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	17,800
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,825
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	11,595
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	11,583
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,379
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	1,750	2,078
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,710
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	34,420
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	3,750	4,058
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	2,500	2,942
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,610	1,872
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	5/1/22	750	761
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/22	700	734
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/23	135	141
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	10,559
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	6,000	6,200
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,950	4,081
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,813
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	10,000	11,700
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	1,045
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	10,000	11,691
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/35	16,175	19,449
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,915
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/36	12,600	15,025
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/36	15,000	17,955
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	7,908
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	5,815
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/37	9,000	10,692
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	18,000	21,463
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,801
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	4,129
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	27,000	28,746
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	25,750	27,314
	New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/22	150	155
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	16,050	16,050

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	4,350	4,559
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	16,780	17,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	250	271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	14,235	15,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	6,010	6,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,550	15,550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,095	1,095
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	14,245	14,926
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	10,030	11,180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	14,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,135	22,904
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,055	3,564
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,500	5,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	4,250	4,918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	4,065	4,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	4,850	5,704
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,635	2,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,620	8,620
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,435	1,435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,000	4,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	10,000	10,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,642
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	8,184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	12,000	12,833
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	22,000	28,471
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	8,196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	4,300	5,630
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	19,000	19,449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	24,475	24,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	9,354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	12,700	13,438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	12,136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	13,750	15,433
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	19,311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	15,100	15,100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,270	4,471
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	6,860	8,994
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	17,500	18,514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	12,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	13,630
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	9,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	17,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	24,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,700	15,981
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	3,000	3,922
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	9,615	9,840
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	17,395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	17,839
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	11,869
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	29,298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	14,500	17,188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	27,325	29,826
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	12,997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	11,423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	22,878
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	20,568
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	8,258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	10,258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	24,794
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	24,287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	18,666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	27,385	34,077
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	5,910
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	15,480
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	12,060

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	4,290	5,050
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	11,771
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	29,177
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	8,021
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	9,244
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	20,000	24,253
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	22,375
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	58,424
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	31,827
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,000	1,188
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,656
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	25,964
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	11,992
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	2,932
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	7,882
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	29,174
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	43,365
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	3,440	3,693
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	24,542
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	2,500	2,926
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	8,000	9,362
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	7,367
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,893
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	19,530	22,291
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	7,058
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	25,422
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	6,203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	3,306
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	6,115	7,221
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,795	6,881
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	11,000	12,889
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,159
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,500	2,919
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	17,920	20,922
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	6,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,000	11,643
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	8,175	9,544
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,727
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	23,308
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,854
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	11,000	12,828
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	14,300	16,605
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	22,000	24,527
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	11/1/21	16,675	16,675
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	6,500	6,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	1,035	1,035
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	13,340	13,340
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	6,400	6,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	13,070	13,070
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	5,100	5,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	10,405	10,405
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	11/1/21	5,800	5,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	11/1/21	4,325	4,325
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	11/1/21	25,540	25,540
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	11/1/21	15,825	15,825
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	11/4/21	28,000	28,000
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	4,000	4,758
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,506
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	5,270	5,703
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	33,739
[2]	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.050%	11/4/21	6,200	6,200
	New York City Water & Sewer System Sewer Water Revenue	5.000%	6/15/38	2,000	2,409
	New York City Water & Sewer System Sewer Water Revenue	4.000%	6/15/39	1,000	1,197
	New York City Water & Sewer System Sewer Water Revenue	4.125%	6/15/39	100	100
	New York City Water & Sewer System Sewer Water Revenue	5.000%	6/15/44	150	151
	New York City Water & Sewer System Sewer Water Revenue, Prere.	5.000%	6/15/22	105	108
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	17,825	21,923
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	30,000	35,364
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	15,280	18,547

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	5,015	5,613
New York City Water & Sewer System Water Revenue	5.000%	6/15/30	4,005	5,251
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	30,000	30,890
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,560	6,514
New York City Water & Sewer System Water Revenue	5.000%	6/15/33	10,205	12,378
New York City Water & Sewer System Water Revenue	5.250%	6/15/33	5,000	6,142
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	50,000	53,728
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	5,190	6,069
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	10,425	11,634
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	16,700	19,508
New York City Water & Sewer System Water Revenue	4.000%	6/15/36	3,000	3,597
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	22,165	25,862
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	13,360	15,285
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	1,040	1,194
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	26,945	32,935
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	15,040	18,689
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	6,065	7,270
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	29,050	33,325
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,080	6,308
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	110,610	138,563
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	9,405	11,026
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	4,600	5,393
New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	12,115
New York City Water & Sewer System Water Revenue VRDO	0.020%	11/1/21	19,100	19,100
New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	24,820	24,820
New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	26,390	26,390
New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	50,100	50,100
New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	6,150	6,150
New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	6,355	6,355
New York City Water & Sewer System Water Revenue VRDO	0.030%	11/1/21	59,425	59,425
New York City Water & Sewer System Water Revenue VRDO	0.040%	11/1/21	10,300	10,300
New York City Water & Sewer System Water Revenue VRDO	0.040%	11/1/21	18,940	18,940
New York City Water & Sewer System Water Revenue VRDO	0.040%	11/1/21	1,250	1,250
New York City Water & Sewer System Water Revenue VRDO	0.040%	11/1/21	11,565	11,565
New York City Water & Sewer System Water Revenue VRDO	0.040%	11/1/21	16,695	16,695
New York City Water & Sewer System Water Revenue VRDO	0.050%	11/4/21	43,505	43,505
New York City Water & Sewer System Water Revenue VRDO	0.050%	11/4/21	5,315	5,315
New York City Water & Sewer System Water Revenue VRDO	0.050%	11/4/21	5,240	5,240
New York City Water & Sewer System Water Revenue VRDO	0.060%	11/4/21	16,500	16,500
New York City Water & Sewer System Water Revenue VRDO	0.060%	11/4/21	7,000	7,000
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	4,018
New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/31	14,000	14,244
New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	108,115	111,865
New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	26,415	26,988
New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	7,220	7,326
New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	7,364
New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	5,671
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	6,947
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	10,007
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	8,000	7,961
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	7,115	7,063
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	2,130
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	126,640	125,857
New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	10,018
New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	13,200	13,223
New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	24,515	34,080
New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	7,700	8,320
New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/36	5,000	4,943
New York NY GO	5.000%	8/1/22	7,530	7,802
New York NY GO	5.000%	8/1/22	6,450	6,683
New York NY GO	5.000%	8/1/22	1,475	1,528
New York NY GO	5.000%	8/1/22	6,800	7,046
New York NY GO	5.000%	8/1/22	2,495	2,585
New York NY GO	5.000%	8/1/22	5,500	5,699
New York NY GO	5.000%	8/1/22	165	171
New York NY GO	5.250%	8/15/22	5	5
New York NY GO	5.000%	12/1/22	235	247
New York NY GO	5.000%	8/1/23	14,590	15,109
New York NY GO	5.000%	8/1/23	5,710	6,184

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/23	3,690	3,909
New York NY GO	5.000%	8/1/23	7,740	8,199
New York NY GO	5.000%	8/1/23	3,905	4,229
New York NY GO	5.000%	8/1/23	3,150	3,411
New York NY GO	5.000%	8/1/23	4,005	4,337
New York NY GO	5.000%	8/1/23	50,175	54,340
New York NY GO	5.000%	8/1/23	125	135
New York NY GO	5.000%	8/1/23	190	206
New York NY GO	5.000%	8/1/23	250	271
New York NY GO	5.250%	8/15/23	5	5
New York NY GO	5.000%	10/1/23	780	814
New York NY GO	5.000%	8/1/24	4,025	4,168
New York NY GO	5.000%	8/1/24	6,585	6,609
New York NY GO	5.000%	8/1/24	20,010	21,642
New York NY GO	5.000%	8/1/24	17,185	19,334
New York NY GO	5.000%	8/1/24	4,675	5,260
New York NY GO	5.000%	8/1/24	15,210	17,112
New York NY GO	5.000%	8/1/24	14,000	15,751
New York NY GO	5.000%	8/1/24	50,000	56,254
New York NY GO	5.000%	8/1/24	1,530	1,654
New York NY GO	5.000%	10/1/24	5,000	5,018
New York NY GO	5.000%	10/1/24	835	872
New York NY GO	5.000%	12/1/24	5,975	6,805
New York NY GO	5.000%	8/1/25	5,000	5,177
New York NY GO	5.000%	8/1/25	3,300	3,339
New York NY GO	5.000%	8/1/25	3,630	4,226
New York NY GO	5.000%	8/1/25	15,510	18,059
New York NY GO	5.000%	8/1/25	11,770	13,704
New York NY GO	5.000%	8/1/25	10,310	12,004
New York NY GO	5.000%	8/1/25	35,345	41,153
New York NY GO	5.000%	8/1/25	10,640	12,388
New York NY GO	5.000%	8/1/25	43,580	50,741
New York NY GO	5.000%	12/1/25	18,090	21,291
New York NY GO	5.000%	8/1/26	9,735	10,523
New York NY GO	5.000%	8/1/26	14,215	15,366
New York NY GO	5.000%	8/1/26	6,765	7,852
New York NY GO	5.000%	8/1/26	24,805	29,759
New York NY GO	5.000%	8/1/26	12,875	15,447
New York NY GO	5.000%	8/1/26	225	233
New York NY GO	5.000%	8/1/27	4,705	4,761
New York NY GO	5.000%	8/1/27	6,600	7,133
New York NY GO	5.000%	8/1/27	20,110	24,002
New York NY GO	5.000%	8/1/28	18,000	18,215
New York NY GO	5.000%	8/1/28	9,300	10,430
New York NY GO	5.000%	8/1/28	30,305	37,169
New York NY GO	5.000%	8/1/28	17,500	22,028
New York NY GO	5.000%	3/1/29	27,590	30,458
New York NY GO	5.000%	8/1/29	9,715	10,500
New York NY GO	5.000%	8/1/29	1,975	2,414
New York NY GO	5.000%	8/1/29	27,645	35,486
New York NY GO	5.000%	11/1/29	9,140	11,788
New York NY GO	5.000%	3/1/30	16,230	17,913
New York NY GO	5.000%	8/1/30	6,845	7,398
New York NY GO	5.000%	8/1/30	10,655	11,516
New York NY GO	5.000%	8/1/30	5,390	6,042
New York NY GO	5.000%	11/1/30	10,000	13,095
New York NY GO	5.000%	3/1/31	33,315	36,762
New York NY GO	4.000%	8/1/31	30,000	34,151
New York NY GO	5.000%	10/1/31	12,505	12,549
New York NY GO	5.000%	12/1/31	3,035	3,650
New York NY GO	5.000%	4/1/33	1,000	1,230
New York NY GO	5.000%	8/1/33	5,000	5,698
New York NY GO	5.000%	8/1/33	5,000	6,118
New York NY GO	5.000%	8/1/33	4,000	5,130
New York NY GO	5.000%	12/1/33	11,750	14,092
New York NY GO	4.000%	8/1/34	7,500	9,004
New York NY GO	5.000%	8/1/34	3,875	4,953
New York NY GO	5.000%	12/1/34	4,000	4,791
New York NY GO	3.000%	3/1/35	7,540	8,220

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	4/1/35	8,000	9,794
	New York NY GO	4.000%	8/1/35	15,010	16,961
	New York NY GO	4.000%	8/1/35	2,735	3,226
	New York NY GO	4.000%	8/1/35	7,250	8,673
	New York NY GO	5.000%	8/1/35	2,000	2,550
	New York NY GO	4.000%	10/1/35	3,000	3,533
	New York NY GO	5.000%	12/1/35	3,000	3,588
	New York NY GO	5.000%	12/1/35	11,695	14,565
	New York NY GO	5.000%	4/1/36	12,750	15,561
	New York NY GO	4.000%	8/1/36	3,015	3,540
	New York NY GO	4.000%	8/1/36	3,365	4,006
	New York NY GO	5.000%	10/1/36	4,000	4,844
	New York NY GO	5.000%	10/1/36	11,460	14,370
	New York NY GO	5.000%	3/1/37	6,000	7,521
	New York NY GO	5.000%	3/1/37	10	11
	New York NY GO	5.000%	3/1/37	3,675	4,706
	New York NY GO	4.000%	8/1/37	22,745	26,509
	New York NY GO	4.000%	8/1/37	3,445	4,028
	New York NY GO	4.000%	10/1/37	24,185	28,268
	New York NY GO	5.000%	12/1/37	9,900	12,264
	New York NY GO	4.000%	8/1/38	20,000	23,264
	New York NY GO	5.000%	3/1/39	1,700	2,167
	New York NY GO	4.000%	8/1/39	4,155	4,837
	New York NY GO	5.000%	8/1/39	10,000	12,410
	New York NY GO	5.000%	10/1/39	2,780	3,464
	New York NY GO	4.000%	3/1/40	1,000	1,170
	New York NY GO	5.000%	3/1/40	5,875	7,320
	New York NY GO	4.000%	8/1/40	3,550	4,121
	New York NY GO	3.000%	3/1/41	6,500	6,897
	New York NY GO	3.000%	10/1/41	21,575	23,032
	New York NY GO	5.000%	12/1/41	31,000	36,957
	New York NY GO	5.000%	12/1/41	5,000	6,130
	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,305
[2]	New York NY GO VRDO	0.020%	11/1/21	13,910	13,910
	New York NY GO VRDO	0.020%	11/1/21	43,775	43,775
[2]	New York NY GO VRDO	0.030%	11/1/21	14,330	14,330
[2]	New York NY GO VRDO	0.030%	11/1/21	13,600	13,600
	New York NY GO VRDO	0.030%	11/1/21	19,000	19,000
	New York NY GO VRDO	0.030%	11/1/21	11,960	11,960
	New York NY GO VRDO	0.030%	11/1/21	6,705	6,705
[2]	New York NY GO VRDO	0.030%	11/1/21	16,165	16,165
[2]	New York NY GO VRDO	0.030%	11/1/21	21,550	21,550
	New York NY GO VRDO	0.040%	11/1/21	5,310	5,310
	New York NY GO VRDO	0.040%	11/1/21	27,895	27,895
	New York NY GO VRDO	0.040%	11/1/21	11,975	11,975
	New York NY GO VRDO	0.040%	11/1/21	21,055	21,055
	New York NY GO VRDO	0.040%	11/1/21	43,810	43,810
	New York NY GO VRDO	0.110%	11/1/21	2,500	2,500
	New York NY GO VRDO	0.110%	11/1/21	3,500	3,500
	New York NY GO VRDO	0.050%	11/4/21	25,000	25,000
[2]	New York NY GO VRDO	0.050%	11/4/21	14,600	14,600
[2]	New York NY GO VRDO	0.060%	11/4/21	8,285	8,285
[2]	New York NY GO VRDO	0.060%	11/4/21	14,045	14,045
	New York NY GO, Prere.	5.000%	4/1/22	17,385	17,733
	New York NY GO, Prere.	5.000%	4/1/22	10,000	10,200
	New York NY GO, Prere.	5.000%	4/1/22	14,780	15,076
	New York NY GO, Prere.	5.000%	8/1/22	5,040	5,222
	New York NY GO, Prere.	5.000%	8/1/22	1,135	1,176
	New York NY GO, Prere.	5.000%	10/1/22	10,985	11,469
	New York NY GO, Prere.	5.000%	10/1/22	23,890	24,942
	New York NY GO, Prere.	5.000%	10/1/22	15,000	15,660
	New York NY GO, Prere.	5.000%	10/1/22	3,715	3,879
	New York NY GO, Prere.	5.000%	10/1/22	3,665	3,827
	New York NY GO, Prere.	5.000%	3/1/23	7,040	7,488
	New York NY GO, Prere.	5.000%	3/1/23	1,500	1,595
	New York NY GO, Prere.	5.000%	3/1/23	100	106
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	10,065	10,325
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/28	10,865	11,144
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	3,015	3,092

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/30	1,000	1,026
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/22	200	205
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/22	150	155
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	325	351
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	100	103
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/23	250	273
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	9,355	10,489
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,650	1,982
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	4,080	4,900
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,785	2,201
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	7,435
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	2,174
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	11,419
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,643
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,665
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	13,669
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	4,104
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,800	2,142
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	4,100	4,742
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	17,790
[5]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,295	1,630
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	20,715
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	3,194
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	10,640
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,500	8,217
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,975
[5]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,000	1,144
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	4,595	5,454
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	3,219
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,288
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,993
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	2,083
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,603
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,822
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,534
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/22	100	103
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/22	250	256
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	110	114
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	100	103
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	150	155
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	250	258
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	135	139
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	8,104
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	5,748
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,788
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,987
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,415
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	867
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	2,185
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	3,075
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,885	2,359
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,979
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,800	3,495
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,249
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	2,326
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	919
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,400	1,659
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,095
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	515
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	857
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,901
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	969
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	2,155
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	33,540	34,005
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	7,895	8,004
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	56,335	57,116
[8]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/22	7,020	7,159
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	7,915	8,398
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	10,930	11,518

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	4,695	4,759
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	6,940	7,309
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	36,485	43,138
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	10,190	11,248
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	19,540	19,807
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	30,475	34,930
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	10,300	10,845
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	10,100	11,136
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	20,000	22,867
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	21,545	26,186
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	12,000	13,535
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	15,365	17,616
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	24,910	30,339
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	7,000	7,989
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	31,695	38,554
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	11,580	13,251
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	24,635	30,711
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,680	17,578
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	9,960	10,977
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	39,050	47,328
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	35,000	44,578
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,015	11,035
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	18,905	19,163
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,740	22,925
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,730
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	53,000	55,806
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	4,000	4,554
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	17,390	17,696
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	7,500	7,602
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	2,121
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,575	1,791
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	57,495	65,606
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,070	1,085
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,135	10,313
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,985	38,704
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	15,202
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	36,795	40,607
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	36,345
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	20,337
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	55,573
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	2,905	3,303
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	20,000	23,500
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	6,591
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	11,136
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	3,535	4,295
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	20,950	24,731
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	13,305	15,561
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,549
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	2,094
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	12,000	12,830
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	11,669
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	71,720	76,437
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	13,000	15,141
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	79,030
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	5,000	5,915
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,025	1,238
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	18,039
[2,6]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	11/4/21	7,500	7,500
[2,6]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	11/4/21	6,500	6,500
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	17,225	18,273
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	8,605	9,169
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	35,015	37,309
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	36,095	39,976
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	6,000	6,667
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	21,265	24,532
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	920	933
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	3,835	3,888
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	1,340	1,358

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	14,570	15,349
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	35	39
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	17
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	17
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,879
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,712
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	3,000	3,928
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	13,000	15,557
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	10,000	12,948
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	10,000	12,893
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	7,000	8,269
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	11,100	13,082
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	10,000	11,757
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	10,000	11,723
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	11,682
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	16,380	17,453
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	14,180	15,070
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	500	522
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	390	391
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	255	256
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,035	1,080
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,304
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	310	311
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	6,556
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,500	1,565
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,043
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	7,914
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,043
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,042
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	1,500	1,696
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	750	782
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	65	65
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	475	495
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	500	521
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	200	208
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	425	443
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/29	500	521
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/26	3,000	3,616
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/27	2,615	3,161
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,430	2,929
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/29	2,155	2,592
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/31	1,315	1,579
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,199
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/28	21,305	26,902
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	3,810	4,755
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/35	1,350	1,677
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	19,555	19,905
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,730	2,907
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	40,364
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	12,885	14,860
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,570
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	3,008
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	6,342
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	61,596
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	15,448
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	7,160
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	31,971
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	20,995
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	37,107
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	39,252
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	17,194
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	47,137
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	44,801
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	2,302
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	22,717

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	33,430
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	22,717
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	22,500	27,588
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,128
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	22,860
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	21,362
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/22	235	242
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	2,345	2,526
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/24	3,470	3,483
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	195	227
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	5,060	5,447
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/27	3,345	3,357
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/28	6,150	6,172
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/29	5,315	5,334
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/30	1,835	1,842
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	6,144
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	19,094
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,375	5,479
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	9,750
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	8,972
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	11,636
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,420	6,768
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	11,563
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	8,551
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	5,771
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	12,390
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,755	1,755
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,500	2,490
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	11/3/21	5,600	5,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	11/3/21	21,950	21,950
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	11/3/21	9,400	9,400
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	150	151
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,410
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,706
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	919
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	769
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	125	152
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,782
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,902
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,683
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	30,276
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	14,210	16,738
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	4,600
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,887
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	35,680	41,560
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	100	101
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	10,000	12,215
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/28	10,000	12,508
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	47,830	61,152
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	48,185	62,663
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	6,270	6,382
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	18,745	19,080
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	21,000	21,414
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/23	355	373
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	11,290	12,023
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	160	170
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	35,535	39,451
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	52,210	57,880
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,225	4,865
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	2,500	2,879
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	23,505	27,906
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	5,000	5,324
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	30,000	33,213
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	21,573
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,055	3,627
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	3,125	3,650
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,025	7,117
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	24,145	28,499
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	21,265	26,584

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	10,000	10,642
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	12,550	13,356
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	13,000	16,954
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	16,000	17,007
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	34,938
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	7,051
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	28,030	29,813
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30,890	32,816
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	28,000	29,746
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	34,854
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	34,719
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	8,827
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	52,856
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	11,620	13,717
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	55,622
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	8,000	9,302
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	11,516
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	7,500	8,701
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	34,350	36,260
[2,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	11/4/21	10,000	10,000
[2,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	11/4/21	9,000	9,000
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.050%	11/4/21	10,000	10,000
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	5,075	5,404
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	8,836
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/21	400	401
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	1,000	1,047
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	700	762
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,150	1,296
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	900	1,065
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	750	904
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,125	2,597
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	1,420	1,768
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,650	2,055
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	4,005	4,976
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	2,495	3,093
[2,6]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	11/4/21	23,000	23,000
	Pearl River Union Free School District BAN GO	1.250%	7/22/22	7,050	7,103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,410
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	31,693
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	4,535
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	16,270	20,712
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,154
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	5,107
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	15,041
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/33	4,775	6,103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	10,996
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	5,064
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,875	6,186
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,669
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	6,128
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,609
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	6,247
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	8,251
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,846
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	11,041
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	5,574
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	6,343
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	6,210
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	7,585
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	3,700	4,641
	Port Chester-Rye Union Free School District GO	5.000%	6/1/23	550	591
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	16,300	18,529
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	2,905	3,217
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,000	6,820
	Schenectady City School District BAN GO	2.000%	7/21/22	21,100	21,351
[4]	Suffolk County NY GO	5.000%	11/1/28	8,420	10,555
[4]	Suffolk County NY GO	5.000%	11/1/29	10,600	13,441
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	11,000	12,049
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	5,000	5,241

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	10,222
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	12,390
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	1,550	1,624
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	22,842
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	18,005
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	17,569
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,631
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	6,361
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	9,834
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	3,995
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,384
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	4,033
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	7,131
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	3,108
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	13,329
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	20,289
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,815
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.040%	11/1/21	1,355	1,355
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.500%	1/1/22	135	136
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	11/15/22	100	105
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	9,150	10,270
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	3,000	3,121
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	21,683
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	16,615	17,504
[3]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.414%	2/1/24	3,195	3,199
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	3,097
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	3,307
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,561
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,665
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	3,186
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,538
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,606
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,451
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	13,798
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	7,160
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,430	12,656
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	8,667
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	8,250	9,886
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	11,876
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	10,125
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,913
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,895
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	33,000	36,210
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	20,875	24,514
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	29,453
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	45,126
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	20,515
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	59,599
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	30,000	35,083
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	6,640
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,380
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,535	3,536
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,978
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,718
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	3,396
	Westchester County NY GO	4.000%	7/1/29	5,920	6,945
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	125	125
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,935	1,935
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,728
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	5,361
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,629
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	5,402
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	5,560
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	3,268
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,572
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,995
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	4,365
					12,928,464

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Carolina (0.9%)
	Asheville NC Water System Water Revenue	5.000%	8/1/23	695	752
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,152
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/28	200	251
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/29	250	321
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/31	210	273
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/32	110	142
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/33	120	155
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/34	175	211
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/35	150	181
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/36	150	180
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/38	310	342
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/39	435	477
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/40	485	528
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,254
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/32	1,445	1,692
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/33	3,090	3,612
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/34	3,000	3,498
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/35	2,500	2,901
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	4,262
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,687
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,335
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	3,433
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,765
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	2,050
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,143
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,816
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	2,014
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/34	2,750	3,604
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,708
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,586
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	2,233
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/37	3,160	4,109
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,790
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/39	3,300	3,928
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/40	2,500	2,970
	Charlotte NC COP	5.000%	6/1/29	1,560	1,999
	Charlotte NC COP	3.000%	6/1/39	3,685	4,011
	Charlotte NC COP	3.000%	6/1/40	3,870	4,189
	Charlotte NC COP	3.000%	6/1/41	4,060	4,364
	Charlotte NC GO	5.000%	7/1/22	3,305	3,411
	Charlotte NC GO	5.000%	7/1/29	2,550	2,859
	Charlotte NC GO	5.000%	6/1/31	2,305	2,944
	Charlotte NC GO	5.000%	6/1/33	5,940	7,575
	Charlotte NC GO	5.000%	6/1/34	2,370	3,016
	Charlotte NC GO, Prere.	5.000%	7/1/22	3,355	3,462
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	6,000	7,622
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	6,000	8,002
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	4,000	4,000
[2]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/1/21	7,900	7,900
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/4/21	6,400	6,400
	Durham Capital Financing Corp. Appropriations Revenue, Prere.	5.000%	6/1/23	3,210	3,451
	East Carolina University College & University Revenue, Prere.	5.000%	10/1/23	100	109
	Forsyth County NC GO	5.000%	4/1/23	1,200	1,281
	Greensboro NC GO	5.000%	10/1/25	2,000	2,349
	Guilford County NC GO	5.000%	3/1/22	3,720	3,780
	Mecklenburg County NC GO	5.000%	3/1/24	1,875	2,081
	Mecklenburg County NC GO	5.000%	3/1/26	10,000	11,903
	Mecklenburg County NC GO	5.000%	12/1/27	2,585	3,129
	Mecklenburg County NC GO	5.000%	4/1/29	5,000	5,750
	Moore County NC Appropriations Revenue	5.000%	6/1/22	625	642
	Moore County NC Appropriations Revenue	5.000%	6/1/23	800	860
	Moore County NC Appropriations Revenue	5.000%	6/1/25	365	423
	Moore County NC Appropriations Revenue	5.000%	6/1/26	385	460
	Moore County NC Appropriations Revenue	5.000%	6/1/27	365	448
	Moore County NC Appropriations Revenue	5.000%	6/1/28	350	440
	Moore County NC Appropriations Revenue	5.000%	6/1/29	755	967
	Moore County NC Appropriations Revenue	5.000%	6/1/30	650	850
	Moore County NC Appropriations Revenue	5.000%	6/1/31	225	300

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hanover County NC GO	4.000%	8/1/25	2,455	2,776
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,916
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,843
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,536
	North Carolina Appropriations Revenue	5.000%	5/1/24	13,295	14,848
	North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	9,180
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	8,981
	North Carolina Appropriations Revenue	5.000%	5/1/29	25,165	30,701
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	17,440	20,189
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	13,750	17,621
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	10,915	14,267
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	9,112
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	11,481
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	7,821
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/26	3,285	3,949
	North Carolina GO	4.000%	5/1/23	39,470	41,706
	North Carolina GO	5.000%	6/1/23	2,000	2,151
	North Carolina GO	5.000%	6/1/25	10,000	11,616
	North Carolina GO	5.000%	6/1/25	5,000	5,808
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,000	14,419
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	21,987
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	6,792
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	12,000	14,967
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	17,018
[2,6]	North Carolina Housing Finance Agency Homeownership Local or Guaranteed Housing Revenue TOB VRDO	0.080%	11/4/21	5,500	5,500
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,785	2,988
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,825	1,871
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,035	1,062
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	499
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	335
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	522
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	192
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	4,150	4,315
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,703
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	905
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	357
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	413
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	1,131
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	3,355
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	644
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	1,173
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	635	695
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,736
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	743
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	591
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	5,392
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,781
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	707
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	709
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	12,630	13,138
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,357
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	500	545
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	1,091
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	742
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,367
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	3,441
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,401
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/45	1,800	2,139
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	325	326
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	1,181
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	4,000	4,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	8,300	8,300
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	9,155	9,557
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	1,445	1,486
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	1,500	1,542
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,479
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	3,079

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	2,665	2,906
	North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	120	131
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	2,052
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,362
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	3,456
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,787
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,425	4,165
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	3,109
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,943
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	8,827
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,176
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,634
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	19,559
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	12,420
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	24,875
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	4,334
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,423
	Pitt County NC Appropriations Revenue	5.000%	4/1/22	835	852
	Raleigh NC Combined Enterprise System Water Revenue VRDO	0.060%	11/3/21	12,850	12,850
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	0.020%	2/15/31	8,355	8,355
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	18,145	18,145
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	10,020	10,020
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,149
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,433
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,260
	University of North Carolina at Charlotte College & University Revenue, Prere.	5.000%	4/1/22	200	204
	University of North Carolina at Charlotte College & University Revenue, Prere.	5.000%	4/1/22	155	158
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,441
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,577
	Wake County NC Appropriations Revenue	5.000%	9/1/25	3,980	4,658
	Wake County NC GO	5.000%	3/1/22	205	208
	Wake County NC GO	5.000%	3/1/23	2,500	2,660
	Wake County NC GO	5.000%	3/1/23	22,000	23,407
	Wake County NC GO	5.000%	4/1/23	5,930	6,332
	Wake County NC GO	5.000%	9/1/23	750	815
	Wake County NC GO	5.000%	3/1/27	2,525	3,092
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,582
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,867
[5]	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	578
[5]	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/31	480	612
[5]	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	654
[5]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	982
[5]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	1,014
[5]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	729
					782,300
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	4,003
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,499
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	6,055
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,761
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,750	2,234
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,946
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	2,193
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,727
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	1,170
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	2,349
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	2,570
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,812
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,417
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	2,156
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,800	2,141
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	3,480	3,814
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,933
					46,780
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,604
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	484
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,444

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	398
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,564
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	675	865
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	861
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,185
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	9,800	10,041
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	350	445
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	1,046
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	349
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	4,181
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,745	3,194
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	800	924
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	922
[5]	Akron OH Income Tax Revenue	4.000%	12/1/22	350	359
[5]	Akron OH Income Tax Revenue	4.000%	12/1/23	350	371
[5]	Akron OH Income Tax Revenue	4.000%	12/1/24	365	397
[5]	Akron OH Income Tax Revenue	4.000%	12/1/25	470	523
[5]	Akron OH Income Tax Revenue	4.000%	12/1/27	1,180	1,355
	Akron OH Income Tax Revenue	5.000%	12/1/27	5,830	5,991
	Akron OH Income Tax Revenue	4.000%	12/1/28	775	889
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,161
[5]	Akron OH Income Tax Revenue	4.000%	12/1/29	1,525	1,791
	Akron OH Income Tax Revenue	4.000%	12/1/30	890	1,016
[5]	Akron OH Income Tax Revenue	4.000%	12/1/30	405	473
	Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,450
	Akron OH Income Tax Revenue	4.000%	12/1/31	490	556
[5]	Akron OH Income Tax Revenue	4.000%	12/1/31	370	429
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,881
	Akron OH Income Tax Revenue	4.000%	12/1/32	745	842
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,332
	Akron OH Income Tax Revenue	4.000%	12/1/33	615	697
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	14,832
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	11,415	13,997
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	7,565
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	13,659
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	6,176
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	11,811
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	6,569
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	11,389
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	4,089
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	20,480
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	7,780	7,780
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	19,065	19,522
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.080%	11/3/21	10,250	10,250
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	5,613
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,618
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	5,125
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,817
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	5,000	5,067
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	9,996
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,726
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,271
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/32	13,580	13,766
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	2,375	2,408
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.250%	2/15/22	6,120	6,208
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	2,095
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,743
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	2,056
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,780	7,847
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,387
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,909
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	2,225
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	2,330
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,264
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,339
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,285
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,000	6,152
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,630	4,617
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	4,500	5,683

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,500	5,650
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	250	311
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,500	1,855
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	3,432
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	2,167
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	6,000	6,820
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	55,160	61,897
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	380	464
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	890	1,074
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	10,000	13,123
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	585	704
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,000	10,682
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,559
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,465
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	6,796
[7]	Cincinnati City School District GO	5.250%	12/1/21	5,710	5,734
[7]	Cincinnati City School District GO	5.250%	12/1/22	10,030	10,578
	Cincinnati OH GO	5.000%	12/1/21	75	75
	Cincinnati OH GO	5.000%	12/1/22	125	128
[5]	Cincinnati OH GO	5.000%	12/1/22	1,280	1,344
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,536
	Cincinnati OH GO	5.000%	12/1/27	845	1,046
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,245
	Cincinnati OH GO	4.000%	12/1/31	780	908
	Cincinnati OH GO	4.000%	12/1/32	800	930
	Cincinnati OH GO	4.000%	12/1/33	2,150	2,494
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,356
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,530
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/28	800	995
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,400	2,419
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,500	2,520
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,250	2,268
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,601
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	2,025
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	4,117
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,650
	Cleveland Municipal School District GO	5.000%	12/1/26	1,660	1,742
	Cleveland Municipal School District GO	5.000%	12/1/27	1,050	1,102
	Cleveland Municipal School District GO	5.000%	12/1/28	3,730	3,995
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,815	1,915
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	1,155	1,269
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,273
	Cleveland OH GO	4.000%	12/1/33	310	374
	Cleveland OH GO	4.000%	12/1/34	2,285	2,748
	Cleveland OH GO	4.000%	12/1/35	1,660	1,986
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	5,035	5,493
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	4,800	5,236
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	10,035	10,947
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	802
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	621
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	543
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	872
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	594
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	539
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	565
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	885
	Cleveland State University College & University Revenue	5.000%	6/1/29	5,000	5,017
	Cleveland State University College & University Revenue	5.000%	6/1/30	5,225	5,243
	Cleveland State University College & University Revenue	5.000%	6/1/31	8,640	8,670
	Cleveland State University College & University Revenue	5.000%	6/1/32	9,060	9,091
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,504
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,675
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/30	200	254
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/31	200	258
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/32	250	322
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/34	300	384
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/36	300	382
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/39	400	469
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/41	400	467

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbus City School District GO	5.000%	12/1/22	1,000	1,052
[4]	Columbus City School District GO	0.000%	12/1/27	14,060	12,975
[4]	Columbus City School District GO	0.000%	12/1/29	11,170	9,774
	Columbus City School District GO	5.000%	12/1/30	5,110	6,055
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	3,895
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,817
	Columbus OH GO	5.000%	2/15/22	3,025	3,067
	Columbus OH GO	4.000%	4/1/23	16,630	17,519
	Columbus OH GO	5.000%	7/1/24	5,790	6,508
	Columbus OH GO	4.000%	8/15/24	3,570	3,933
	Columbus OH GO	5.000%	8/15/24	10,325	11,661
	Columbus OH GO	5.000%	7/1/25	1,285	1,495
	Columbus OH GO	4.000%	4/1/26	16,170	18,547
	Columbus OH GO	4.000%	8/15/27	7,500	8,451
	Columbus OH GO	5.000%	4/1/30	5,000	6,543
	Columbus OH GO	5.000%	4/1/39	7,950	9,933
	Columbus OH GO	5.000%	4/1/40	5,050	6,299
	Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	12,248
	Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	4,051
	Columbus State Community College GO	3.000%	12/1/36	1,110	1,216
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,905
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,493
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,266
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,496
	Cuyahoga County OH GO	3.000%	12/1/31	2,500	2,743
	Cuyahoga County OH GO	3.000%	12/1/32	2,000	2,190
	Cuyahoga County OH GO	3.000%	12/1/33	4,330	4,734
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,610
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,494
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	3,396
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,120
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	8,419
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	6,318
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	19,296
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,707
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,269
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,500	1,648
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/24	3,750	4,281
	Dayton City School District GO	5.000%	11/1/21	9,210	9,210
	Dayton City School District GO	5.000%	11/1/22	5,500	5,758
	Dublin City School District GO	4.000%	12/1/31	4,250	5,042
	Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	11,352
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	359
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	739
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	1,003
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	800	959
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	794
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	1,186
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,606
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	753
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,919
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,829
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,765
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	13,135	14,994
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	13,855	15,816
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	11,416
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	11,416
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,394
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,288
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	3,246
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,230
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	8,140	10,580
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	2,176
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,482
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,958
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,272
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,270
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,899
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,673

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,478
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,790
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	6,136
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	795	1,013
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	1,100
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	1,191
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	9,694
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	1,189
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	13,760
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,272
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,318
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	16,632
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,378
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,455
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	15,400
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,931
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,864
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	3,260
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,707
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,363
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	17,322
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,253
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	799
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	1,225	1,359
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,994
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,841
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	11,345	11,345
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	35,000	35,000
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/4/21	36,000	36,000
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,375	3,707
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,410	3,894
[1]	Hamilton OH GO	4.000%	11/1/21	100	100
[1]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	4,148
[1]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	4,139
[1]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	3,961
[1]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	3,621
[1]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,394
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	21,720	22,917
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,000	1,024
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,750	1,792
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	4,000	4,096
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	3,111
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,361
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,623
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	2,030
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	27,270	31,027
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	7,675	7,688
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	987
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,458
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,853
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,850
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,625
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	4,298
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,564
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	2,144
	Miami Valley Career Technology Center GO	5.000%	12/1/31	1,700	2,096
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,267
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	421
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	6,824
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	12,804
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	1,067
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	13,308
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	880
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	10,510
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	14,299
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	445	575
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	7,739
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	6,136
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	962

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	15,069
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	556
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	5,542
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	910
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	18,666
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	573
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	7,500	8,490
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	609
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	7,308
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	2,615	2,785
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	520
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,325	1,542
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	2,244
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/1/21	18,300	18,300
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	3,325
	Ohio Appropriations Revenue	5.000%	12/15/22	1,500	1,580
	Ohio Appropriations Revenue	5.000%	12/15/23	1,400	1,539
	Ohio Appropriations Revenue	5.000%	12/15/25	2,015	2,378
	Ohio Appropriations Revenue	5.000%	12/15/26	750	911
	Ohio Appropriations Revenue	5.000%	12/1/30	900	1,181
	Ohio Appropriations Revenue	5.000%	12/1/31	1,080	1,439
	Ohio GO	5.000%	9/15/22	4,090	4,263
	Ohio GO	5.000%	5/1/23	255	273
	Ohio GO	5.000%	5/1/24	5,915	6,598
	Ohio GO	5.000%	5/1/24	11,385	12,699
	Ohio GO	5.000%	6/15/24	9,900	11,095
	Ohio GO	5.000%	6/15/24	420	471
	Ohio GO	5.000%	8/1/24	2,870	3,232
	Ohio GO	5.000%	9/15/24	12,250	13,860
	Ohio GO	5.000%	2/1/25	5,000	5,734
	Ohio GO	5.000%	5/1/25	22,615	26,154
	Ohio GO	5.000%	5/1/25	660	763
	Ohio GO	5.000%	5/1/25	2,340	2,706
	Ohio GO	5.000%	6/15/26	1,015	1,214
	Ohio GO	5.000%	8/1/26	25,360	30,452
	Ohio GO	5.000%	9/1/26	10,000	12,036
	Ohio GO	5.000%	11/1/26	7,080	8,566
	Ohio GO	4.000%	2/1/27	8,220	8,439
	Ohio GO	5.000%	2/1/27	11,595	13,685
	Ohio GO	5.000%	5/1/27	5,085	6,054
	Ohio GO	5.000%	5/1/27	1,000	1,225
	Ohio GO	5.000%	6/15/27	3,000	3,188
	Ohio GO	5.000%	6/15/27	625	768
	Ohio GO	5.000%	9/15/27	2,410	2,979
	Ohio GO	5.000%	11/1/27	6,635	8,235
	Ohio GO	5.000%	3/15/29	3,805	4,214
	Ohio GO	5.000%	3/1/31	7,840	9,502
	Ohio GO	5.000%	5/1/31	1,335	1,538
	Ohio GO	5.000%	9/1/31	9,370	10,356
	Ohio GO	5.000%	3/1/32	8,230	9,957
	Ohio GO	5.000%	9/1/32	9,850	10,872
	Ohio GO	5.000%	11/1/32	3,500	4,032
	Ohio GO	5.000%	3/1/33	8,645	10,468
	Ohio GO	5.000%	5/1/33	3,000	3,713
	Ohio GO	5.000%	5/1/33	8,075	9,302
	Ohio GO	5.000%	6/15/33	16,465	19,357
	Ohio GO	5.000%	9/1/33	10,355	11,421
	Ohio GO	5.000%	3/1/34	9,075	10,999
	Ohio GO	5.000%	5/1/34	3,250	4,014
	Ohio GO	5.000%	9/1/34	10,885	12,001
	Ohio GO	5.000%	3/1/35	8,530	10,322
	Ohio GO	5.000%	5/1/35	9,525	11,585
	Ohio GO	5.000%	6/15/35	19,795	23,206
	Ohio GO	5.000%	9/1/35	11,445	12,615
	Ohio GO	5.000%	3/1/36	10,005	12,081
	Ohio GO	5.000%	3/15/36	5,000	5,511
	Ohio GO	5.000%	5/1/36	6,060	6,954
	Ohio GO	5.000%	6/15/36	18,000	21,060
	Ohio GO	5.000%	3/1/37	10,505	12,663

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	5.000%	5/1/37	19,940	24,160
	Ohio GO	5.000%	3/1/38	9,030	10,870
	Ohio GO	5.000%	6/15/39	3,000	3,756
	Ohio GO, ETM	5.000%	8/1/24	30	34
	Ohio GO, Prere.	5.000%	5/1/22	13,500	13,824
	Ohio GO, Prere.	5.000%	5/1/22	10,220	10,466
	Ohio GO, Prere.	5.000%	5/1/22	200	205
	Ohio GO, Prere.	5.000%	6/15/22	2,000	2,060
	Ohio GO, Prere.	5.000%	6/15/22	20,490	21,102
	Ohio Government Fund/Grant Revenue	5.000%	12/15/22	5,330	5,616
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	4,165	4,580
	Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	10,676
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	27,154
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	11,379
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	27,685
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	18,796
	Ohio Government Fund/Grant Revenue, Prere.	5.000%	6/15/22	3,275	3,372
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	453
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	572
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,719
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	719
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,849
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	2,180	2,858
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	1,170
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,580	2,111
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	845	1,060
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	3,150	3,874
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	3,188
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	9,047
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,440	1,792
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,461
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,527
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,000	3,453
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	2,160
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,915
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,350
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	4,018
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,000	1,121
[4]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	150	151
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	3,170	3,170
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/1/21	4,800	4,800
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/1/21	10,500	10,500
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.120%	11/1/21	4,000	4,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/3/21	4,855	4,855
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,970
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	2,679
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,841
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	2,104
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	6,133
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	6,569
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,000	1,008
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,500	4,536
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/1/21	11,840	11,840
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	7,585	7,585
	Ohio Lease (Appropriation) Revenue	4.000%	2/1/22	5,670	5,724
	Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,000	1,035
	Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,805	1,868
	Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	2,250	2,328
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	2,075	2,199
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	5,375	5,696
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,000	1,090
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	3,505	3,822
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,175
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,778
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	3,098
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,593
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	3,131
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,650	3,267
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,767

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,260
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,100	1,388
Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	3,947
Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	2,400	3,041
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,460
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	2,000	2,567
Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	3,300	4,262
Ohio Lease (Appropriation) Revenue	5.000%	2/1/31	2,900	3,802
Ohio Lease (Appropriation) Revenue	5.000%	4/1/31	2,450	3,013
Ohio Lease (Appropriation) Revenue	5.000%	10/1/31	2,400	3,188
Ohio Lease (Appropriation) Revenue	5.000%	4/1/32	2,215	2,717
Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	1,620	1,973
Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	4,410	5,972
Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,610	1,971
Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,758
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/29	815	1,036
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/37	840	1,090
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,315
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/39	1,000	1,292
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	5,980	7,406
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	6,179
Ohio Lease Revenue, ETM	5.000%	10/1/23	225	245
Ohio Special Obligation Revenue	5.000%	12/1/25	3,500	4,116
Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	6,251
Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,704
Ohio State University College & University Revenue	5.000%	12/1/29	3,000	3,892
Ohio State University College & University Revenue	5.000%	12/1/31	3,000	4,048
Ohio State University College & University Revenue	4.000%	12/1/37	5,000	6,046
Ohio State University College & University Revenue	4.000%	12/1/38	9,130	11,012
Ohio State University College & University Revenue	4.000%	12/1/39	7,000	8,421
Ohio State University College & University Revenue	4.000%	12/1/40	8,875	10,652
Ohio State University College & University Revenue	4.000%	12/1/41	10,160	12,160
Ohio State University College & University Revenue VRDO	0.040%	11/3/21	900	900
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	2,000	2,119
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/29	3,000	3,188
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	16,510	19,083
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,890
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	16,128
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	12,160
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	3,905	2,799
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	20,693
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,458
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	8,940
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	6,280
Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,453
Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	2,361
Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	1,240
Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	1,120
Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	11,585
Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	10,000	11,769
Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	4,325	5,090
Ohio Water Development Authority Lease Revenue	5.000%	12/1/30	1,220	1,604
Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	11,964
Ohio Water Development Authority Lease Revenue	5.000%	12/1/39	6,025	7,645
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	17,825
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	22,641
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	5,875	6,448
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	3,475	3,886
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	3,725	4,384
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	12,774
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	12,288
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	19,645
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	28,350
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	30,265
Ohio Water Development Authority Water Revenue	5.000%	12/1/27	6,135	7,622
Ohio Water Development Authority Water Revenue	5.000%	12/1/35	500	656
Ohio Water Development Authority Water Revenue	5.000%	12/1/36	3,500	4,573
Ohio Water Development Authority Water Revenue	5.000%	12/1/37	1,750	2,280
Ohio Water Development Authority Water Revenue	5.000%	12/1/38	5,650	7,345

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Water Development Authority Water Revenue	5.000%	12/1/39	1,500	1,945
Penta Career Center COP	5.250%	4/1/23	2,480	2,531
Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	4,931
University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,366
University of Cincinnati College & University Revenue	5.000%	6/1/22	2,605	2,677
University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,248
University of Cincinnati College & University Revenue	5.000%	6/1/29	920	1,173
University of Cincinnati College & University Revenue	5.000%	6/1/31	685	874
University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,641
University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,488
University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,989
University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,380
University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	6,385	6,565
University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	1,000	1,028
University of Toledo College & University Revenue	5.000%	6/1/30	1,000	1,060
Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,398
				2,709,665
Oklahoma (0.4%)
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/29	2,000	2,408
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/29	2,500	3,190
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/30	5,950	7,214
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/30	4,300	5,560
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	899
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,761
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	2,041
Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/29	1,185	1,447
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	9,290
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	925	960
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	970	1,049
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,610
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,144
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	4,080
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,244
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	6,334
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,344
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,490
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,441
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	4,175
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,578
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,654
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,732
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/23	2,585	2,790
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,682
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,397
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	13,505	15,099
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/27	3,060	3,412
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,250
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,785
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,786
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,550
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	1,500	1,777
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,368
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,944
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,761
Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	20,400	23,345
Oklahoma City OK GO	3.000%	3/1/23	3,985	4,132
Oklahoma City OK GO	4.000%	3/1/30	1,900	2,187
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/23	1,665	1,797
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/29	3,600	4,298
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/31	4,255	4,580
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	5,000	5,380
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	1,850	2,204
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/33	2,500	2,979
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/34	4,385	5,222

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Department of Transportation Government Fund/Grant Revenue GAN GO	5.000%	9/1/22	670	697
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,319
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	2,065
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	2,080
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,937
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,558
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	11,000	11,979
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,497
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,501
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	1,900	2,332
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	4,535	5,491
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	16,015	19,208
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	477
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	560	706
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/30	1,245	1,598
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,741
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	3,770	4,308
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	6,055	6,919
	Oklahoma State University College & University Revenue	5.000%	9/1/28	2,500	3,155
	Oklahoma State University College & University Revenue	5.000%	9/1/29	3,500	4,503
	Oklahoma State University College & University Revenue	5.000%	9/1/29	255	327
	Oklahoma State University College & University Revenue	5.000%	9/1/30	1,500	1,967
	Oklahoma State University College & University Revenue	5.000%	9/1/30	365	478
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	582
	Oklahoma State University College & University Revenue	4.000%	9/1/33	315	389
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	1,201
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	1,136
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	564
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	546
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	10,135	12,334
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,767
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,996
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	4,278
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,792
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/39	3,350	3,807
	Oklahoma Water Resources Board Revenue	2.000%	4/1/34	1,600	1,621
	Oklahoma Water Resources Board Revenue	2.125%	4/1/36	1,745	1,749
	Oklahoma Water Resources Board Revenue	5.000%	10/1/36	1,000	1,194
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/22	75	77
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	7/1/23	15,825	16,812
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,149
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	407
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	4,255
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	7,522
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	1,063
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	12,366
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	12,966
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,139
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,171
					351,096
Oregon (1.0%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,459
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	945
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,257
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/22	460	474
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	14,433
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	19,711
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	4,289
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,666
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,733
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/25	100	112
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	310	375
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	483
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	659
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	694
	Eugene OR Electric Utility System Electric Power & Light Revenue, Prere.	4.000%	8/1/22	135	139
	Forest Grove OR College & University Revenue	5.000%	5/1/30	550	617
	Forest Grove OR College & University Revenue	5.000%	5/1/36	2,500	2,785
[5]	Forest Grove OR College & University Revenue	4.000%	5/1/37	635	707

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	970
	Hillsboro School District No. 1J GO, Prere.	4.000%	6/15/22	200	205
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	1,115
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,000	2,204
	Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,630
	Marion County OR School District No. 103 Woodburn GO	5.000%	6/15/30	2,000	2,314
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	750
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	763
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	600	772
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,285
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	833
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	1,023
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,594
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,899
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	2,181
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,776
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	15,554
	Multnomah County OR GO	5.000%	6/15/27	7,100	8,754
	Multnomah County OR GO	5.000%	6/15/28	44,990	56,727
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	8,000	9,834
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	10,948
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	13,392
	Oregon (Q State Project) GO	5.000%	5/1/23	2,500	2,679
	Oregon (Q State Project) GO	5.000%	5/1/27	1,875	2,298
	Oregon (Q State Project) GO	5.000%	5/1/30	3,850	4,686
	Oregon (Q State Project) GO	5.000%	5/1/32	3,370	4,077
	Oregon (Q State Project) GO	5.000%	5/1/33	3,095	3,739
	Oregon (Q State Project) GO	5.000%	5/1/34	2,675	3,226
	Oregon (Q State Project) GO	5.000%	5/1/34	4,000	5,279
	Oregon (Q State Project) GO	5.000%	5/1/35	2,750	3,312
	Oregon (Q State Project) GO	5.000%	5/1/35	4,500	5,926
	Oregon (Q State Project) GO	5.000%	5/1/36	3,180	4,174
	Oregon (Q State Project) GO	5.000%	5/1/37	4,365	5,237
	Oregon (Q State Project) GO	4.000%	5/1/38	7,900	9,557
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	3,240
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,575
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	3,115	3,546
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	9,100	11,031
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	22,659
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	13,575	16,294
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	19,102
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	25,025	29,966
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	18,000	22,768
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	900	945
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,020	2,303
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,500	6,270
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	9,500	10,830
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,850
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,000	3,420
	Oregon GO	5.000%	5/1/22	180	184
	Oregon GO	5.000%	8/1/22	2,660	2,756
	Oregon GO	5.000%	11/1/22	115	121
	Oregon GO	5.000%	6/1/23	2,830	3,043
	Oregon GO	5.000%	8/1/23	2,100	2,274
	Oregon GO	4.000%	6/1/24	1,595	1,744
	Oregon GO	5.000%	8/1/24	2,200	2,478
	Oregon GO	5.000%	12/1/30	2,000	2,418
	Oregon GO	5.000%	6/1/34	1,500	1,983
	Oregon GO	5.000%	6/1/34	1,425	1,884
	Oregon GO	5.000%	6/1/35	750	989
	Oregon GO	5.000%	6/1/36	850	1,118
	Oregon GO	5.000%	6/1/36	1,000	1,315
	Oregon GO	4.000%	8/1/38	2,625	3,189
	Oregon GO	4.000%	8/1/40	2,855	3,452
	Oregon GO, Prere.	5.000%	5/1/23	2,915	3,123
	Oregon GO, Prere.	5.000%	5/1/23	2,060	2,207
	Oregon GO, Prere.	5.000%	11/1/23	1,440	1,576
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	0.070%	11/5/21	1,125	1,125

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	676
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	851
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	793
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	792
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,130
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,243
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,446
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,355
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	373
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	758
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	600	770
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,220	1,524
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,828
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,705
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/22	1,000	1,048
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/23	1,250	1,363
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	2,014
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,252
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,779
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,578
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,286
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	3,239
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,709
[2]	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	10,260	10,260
	Oregon State Lottery Revenue	5.000%	4/1/22	165	168
	Oregon State Lottery Revenue	5.000%	4/1/23	1,430	1,527
	Oregon State Lottery Revenue	5.000%	4/1/23	6,355	6,784
	Oregon State Lottery Revenue	5.000%	4/1/23	3,550	3,790
	Oregon State Lottery Revenue	5.000%	4/1/23	2,110	2,253
	Oregon State Lottery Revenue	5.000%	4/1/25	2,130	2,365
	Oregon State Lottery Revenue	5.000%	4/1/25	8,015	8,899
	Oregon State Lottery Revenue	5.000%	4/1/25	5,440	6,274
	Oregon State Lottery Revenue	5.000%	4/1/26	2,275	2,620
	Oregon State Lottery Revenue	5.000%	4/1/26	2,445	2,815
	Oregon State Lottery Revenue	5.000%	4/1/29	8,000	9,174
	Oregon State Lottery Revenue	5.000%	4/1/30	4,705	5,691
	Oregon State Lottery Revenue	5.000%	4/1/30	8,850	10,705
	Oregon State Lottery Revenue	5.000%	4/1/30	1,000	1,274
	Oregon State Lottery Revenue	5.000%	4/1/31	3,530	4,254
	Oregon State Lottery Revenue	5.000%	4/1/31	1,015	1,285
	Oregon State Lottery Revenue	5.000%	4/1/32	4,475	5,650
	Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,809
	Oregon State Lottery Revenue	5.000%	4/1/33	3,980	5,012
	Oregon State Lottery Revenue	5.000%	4/1/34	2,595	3,116
	Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,683
	Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,797
	Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,999
	Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,498
	Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,999
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	11,010	11,752
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,560	5,935
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,545	5,919
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,395
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/27	1,920	2,348
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	4,055
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,944
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,789
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	3,018
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,677
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,270
	Pennsylvania Turnpike Commission Fuel Sales Tax Revenue	5.000%	11/15/23	175	192
	Port of Morrow OR GO	4.000%	12/1/38	1,455	1,678
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,986
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,178
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,372
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,447
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	12,113
	Portland Community College District GO	5.000%	6/15/25	1,530	1,777
	Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	7,666

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	7,387
Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	7,440
Portland OR (Portland Building Project) GO	5.000%	6/15/38	4,000	4,947
Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	6,229
Portland OR GO	5.000%	6/1/24	1,790	2,006
Portland OR GO	5.000%	6/1/25	1,900	2,207
Portland OR GO	5.000%	6/1/25	620	720
Portland OR Sewer System Sewer Revenue	5.000%	6/15/22	250	257
Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	2,507
Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	4,502
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	300	378
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,280	2,834
Salem-Keizer School District No. 24J GO	5.000%	6/15/28	735	926
Salem-Keizer School District No. 24J GO	5.000%	6/15/29	1,800	2,315
Salem-Keizer School District No. 24J GO	5.000%	6/15/30	925	1,210
Salem-Keizer School District No. 24J GO	5.000%	6/15/31	9,965	12,971
Salem-Keizer School District No. 24J GO	5.000%	6/15/32	8,600	11,159
Salem-Keizer School District No. 24J GO	5.000%	6/15/33	2,200	2,849
Salem-Keizer School District No. 24J GO	5.000%	6/15/34	6,000	7,744
Salem-Keizer School District No. 24J GO	5.000%	6/15/35	4,850	6,243
Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	19,157
Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	15,442
Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	12,333
Seaside School District No. 10 GO	5.000%	6/15/29	1,425	1,749
Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,451
Seaside School District No. 10 GO	5.000%	6/15/34	2,475	2,997
Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,415
Seaside School District No. 10 GO	5.000%	6/15/36	2,500	3,011
Tigard OR Water Revenue	5.000%	8/1/31	100	104
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/22	150	156
Tualatin Hills Park & Recreation District GO	5.000%	6/1/22	125	129
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	6,627
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,996
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/25	1,865	2,166
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,000	12,087
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	14,620
Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/27	1,000	996
				861,020
Pennsylvania (5.0%)
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	1,410	1,595
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	10,186
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	18,222
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	17,707
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	9,986
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	17,522
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	3,430	4,309
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	10,488
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	1,465	1,876
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	8,583
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/30	2,600	3,387
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	12,208
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	7,574
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,385	3,162
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	13,394
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	7,000	8,813
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	11,000	13,370
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	4,800	6,031
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	10,282
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	6,581
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	7,267
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	7,931
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	5,739
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,906
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	7,321
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,730
Allegheny County PA GO	5.000%	11/1/25	7,625	8,951
Allegheny County PA GO	5.000%	11/1/29	12,065	14,505
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,725	4,085
Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	425	535

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	225	283
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	300	383
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	250	319
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	1,003
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	482
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,359
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	811
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	719
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	897
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	494
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,435
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	3,936
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	5,435
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	6,307
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,806
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,334
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,916
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	3,186
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,744
[5]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/29	800	965
[5]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/30	800	978
[5]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/31	850	1,053
[5]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/32	850	1,061
[5]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/33	1,000	1,245
[5]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/35	500	619
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	2,795	2,855
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,554
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	2,000	2,043
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,310	2,360
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	3,740	3,820
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	3,000	3,064
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	2,575	2,630
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	3,450	3,524
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	5,500	6,411
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,750	3,251
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	2,500	2,906
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	3,000	3,399
[1]	Armstrong School District GO	5.000%	3/15/28	2,070	2,573
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	570	644
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/30	1,065	1,201
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/31	5,560	5,885
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,825	1,928
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/34	1,735	1,940
[4]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,859
[4]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,360
[3,5]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.384%	11/1/25	1,875	1,875
[3,5]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.384%	11/1/25	2,230	2,230
[3,5]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.384%	11/1/25	1,840	1,840
	Bethlehem Area School District GO	5.000%	11/15/29	860	1,107
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	366
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,630
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	1,100	1,380
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	2,254
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,873
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,558
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,677
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,564
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/25	1,195	1,400
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,204
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	702
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,237
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	2,129
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,233
	Capital Region Water Revenue	5.000%	7/15/26	1,000	1,188
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,309
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,867
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	1,987
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,594
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,913

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,974
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/21	12,500	12,554
	Central Bucks School District GO	5.000%	5/15/22	1,735	1,780
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,642
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,541
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,548
	Chester County IDA Recreational Revenue	5.000%	12/1/33	4,350	5,665
	Chester County IDA Recreational Revenue	5.000%	12/1/34	4,795	6,226
	Chester County IDA Recreational Revenue	5.000%	12/1/35	2,500	3,241
	Chester County IDA Recreational Revenue	5.000%	12/1/36	2,165	2,789
	Chester County IDA Recreational Revenue	4.000%	12/1/37	1,250	1,492
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,785
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,956
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	3,231
[4]	Coatesville School District GO	5.000%	8/1/24	5,385	6,038
[4]	Coatesville School District GO	5.000%	8/1/25	4,045	4,688
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	1,035
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	2,465
	Colonial School District GO	5.000%	2/15/36	1,000	1,201
	Colonial School District GO	5.000%	2/15/37	1,015	1,218
	Colonial School District GO	5.000%	2/15/38	1,560	1,869
	Colonial School District GO	5.000%	2/15/39	1,350	1,615
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	1,159
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,247
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,270
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	7,000	7,196
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	875	899
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	5,500	6,338
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	10,085
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	4,256
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	15,210
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	4,930
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,673
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	2,268
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	4,952
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	5,660
	Commonwealth of Pennsylvania GO	5.000%	6/15/22	125	129
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,000	13,813
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	25,655	27,830
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	34,200	37,672
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	46,000	51,759
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	27,656
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,445	7,422
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	60,000	69,856
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	35,000	41,363
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	37,910	45,521
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	29,561
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	20,000	24,649
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	18,534
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	6,896
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	35,000	44,114
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,791
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	11,550	12,350
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	54,785	62,916
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	17,000	19,122
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	24,400	26,592
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	21,355
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	50,446
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	46,713
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	11,000	13,368
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	50,128
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,000	5,551
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	18,900	21,993
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	44,643
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	6,345	6,985
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	16,039
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	7,574
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	9,146
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	20,052

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,667
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	9,604
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	10,972
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	30,700	29,107
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	30,000	28,225
	Commonwealth of Pennsylvania GO, ETM	5.000%	6/1/22	19,450	19,994
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	4,705	4,713
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	145	149
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	7,500	8,006
	Conestoga Valley School District GO	4.000%	2/1/27	250	288
	Conestoga Valley School District GO	4.000%	2/1/28	535	629
	Conestoga Valley School District GO	4.000%	2/1/30	465	540
	Conestoga Valley School District GO	4.000%	2/1/31	500	577
	Conestoga Valley School District GO	4.000%	2/1/32	325	373
	Conestoga Valley School District GO	4.000%	2/1/34	1,445	1,716
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	2,265
	Conestoga Valley School District GO	4.000%	2/1/35	1,000	1,185
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,331
	Conestoga Valley School District GO	4.000%	2/1/39	640	748
	Conestoga Valley School District GO	4.000%	2/1/40	750	874
	Council Rock School District GO	2.000%	8/15/40	3,730	3,479
	Council Rock School District GO	2.000%	8/15/41	2,645	2,450
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,383
[6]	Dauphin County General Authority College & University Revenue	5.000%	10/15/30	2,300	2,671
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,809
	Dauphin County PA GO	5.000%	11/15/28	1,000	1,245
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,846
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,141
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,471
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	4,199
	Delaware River Port Authority Highway Revenue	5.000%	1/1/22	130	131
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	4,850	5,102
[8]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	16,655	21,244
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	6,100	6,340
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,175
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,264
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,876
	East Lycoming School District GO	4.000%	9/15/37	1,035	1,213
	East Lycoming School District GO	4.000%	9/15/39	1,120	1,307
	East Lycoming School District GO	4.000%	9/15/40	1,000	1,165
	East Lycoming School District GO	4.000%	9/15/42	1,265	1,467
	East Penn School District GO	4.000%	11/15/22	500	519
	Easton Area School District GO	4.000%	4/1/30	2,300	2,537
	Easton Area School District GO	5.000%	2/1/31	1,580	1,947
[2]	Emmaus General Authority Revenue VRDO	0.040%	11/3/21	1,000	1,000
	Exeter Township School District GO	4.000%	5/15/28	4,265	4,986
[1]	Fairview School District GO	3.000%	9/15/33	650	713
[1]	Fairview School District GO	3.000%	9/15/34	650	709
[1]	Fairview School District GO	3.000%	9/15/36	500	540
[1]	Fairview School District GO	3.000%	9/15/37	500	539
[1]	Fairview School District GO	3.000%	9/15/38	1,000	1,074
[1]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,687
[1]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	3,308
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	2,813
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	1,350
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,250	6,612
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,000	2,298
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	10,010	12,682
[2]	General Authority of Southcentral Pennsylvania Health, Hospital, Nursing Home Revenue VRDO	0.080%	11/4/21	17,500	17,500
[4]	Harrisburg School District GO	5.000%	11/15/26	4,560	5,465
[4]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,729
	Haverford Township School District GO	3.000%	3/1/35	3,925	4,219
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	975
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	546
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	521
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	8,080
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,708
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,652
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,566

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,562
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	994
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,488
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,545
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	1,500	1,848
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,228
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,750	6,303
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/29	985	1,152
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/30	400	464
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/31	500	578
[4]	Lancaster PA GO	4.000%	11/1/22	390	405
[4]	Lancaster PA GO	4.000%	11/1/23	670	719
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	190
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	240
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	451
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	460
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	265
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	243
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	268
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,581
	Lower Merion School District GO	4.000%	11/15/29	8,755	10,552
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	621
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	6,408
[4]	Luzerne County PA GO	5.000%	12/15/25	500	580
[4]	Luzerne County PA GO	5.000%	12/15/25	400	464
[4]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,190
[4]	Luzerne County PA GO	5.000%	12/15/26	500	595
[4]	Luzerne County PA GO	5.000%	12/15/27	500	608
[4]	Luzerne County PA GO	5.000%	12/15/27	500	608
	Lycoming County Authority College & University Revenue	5.000%	10/1/22	1,025	1,069
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	837
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,258
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	804
	Manheim Central School District GO	4.000%	5/1/36	825	956
	Manheim Central School District GO	4.000%	5/1/37	750	868
	Manheim Central School District GO	4.000%	5/1/38	1,700	1,963
	Manheim Central School District GO	4.000%	5/1/40	1,000	1,149
	Manheim Central School District GO	4.000%	5/1/41	400	458
	Middletown Area School District GO, Prere.	5.000%	3/1/22	3,030	3,078
	Middletown Area School District GO, Prere.	5.000%	3/1/22	3,375	3,429
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	7,125	7,394
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,182
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,437
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,635
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	5,023
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	8,941
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,955
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,446
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,511
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	1,370	1,736
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,910
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	5,632
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	4,978
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,474
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,312
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,730
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	7,000	7,193
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	6,000	6,165
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,500	8,734
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	8,000	8,427
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	4,665	5,111

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	7,840	8,894
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/26	7,435	8,454
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/27	3,500	3,962
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,600
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,674
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/29	3,850	4,349
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/31	8,350	9,421
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/32	9,055	10,210
[4]	Montour School District GO	5.000%	4/1/32	3,245	3,760
[4]	Moon Area School District GO	4.000%	11/15/30	3,235	3,740
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	6,256
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	6,925	7,368
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,851
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,395
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,214
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,211
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,508
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	2,911
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,428
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,205
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,197
	North Allegheny School District GO	4.000%	5/1/36	760	894
[4]	North Pocono School District GO	4.000%	9/15/29	2,175	2,584
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.050%	11/4/21	5,750	5,750
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	3,167
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,353
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,780
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	6,137
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	9,089
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	9,563
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,352
[4]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,177
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,455	1,540
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/23	100	106
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,050	3,359
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,544
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,340
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,403
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	6,375
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	5,273
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	5,081
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	4,131
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	12,306
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,717
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	10,709
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	4,054
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	5,230
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	3,228
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,020	2,464
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	14,499
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,564
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,657
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	6,965	7,785
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/32	1,150	1,515
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,265	2,749
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	11,172
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	10,738
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	1,200	1,578
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,341
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/34	1,470	1,926
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,721
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/35	1,225	1,603
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,696
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,564
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,988
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	4,212
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	3,487

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,530
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	200	206
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/23	8,220	8,962
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,435	1,478
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/24	7,040	7,983
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	1,670	1,718
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	5,945
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,690	1,737
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	4,625	5,399
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	9,550	11,149
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/27	700	724
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/28	1,650	1,706
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	1,032
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,517
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,902
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/30	500	517
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,907
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,282
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,325
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/32	1,000	1,033
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,278
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,500	9,516
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	10,000	11,181
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	5,191
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,478
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,000	3,756
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	12,590	15,728
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/42	1,200	1,239
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	2,065	2,106
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,140	1,163
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,120	1,142
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,085	3,147
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	2,985	3,045
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,500	3,570
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/22	1,745	1,801
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,511
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,855
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,760	2,207
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	950	1,211
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,100	1,402
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,540	1,598
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,040	1,347
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,370	3,054
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	7,407
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,691
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,460
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	7,630	8,668
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,265	1,475
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,596
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,800	2,087
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,413
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,823
[2,6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	11/5/21	6,945	6,945
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	616
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	124
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	2,189
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	622
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	2,218
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,914
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,781
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,662
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	11,850	12,693
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	4,800	5,521
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	6,022
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	5,989
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	2,143
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,965
	Pennsylvania State University College & University Revenue	5.000%	9/1/34	5,125	6,236
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,918

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,599
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	5,348
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	3,015	3,298
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,778
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	2,232
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	5,869
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	6,525	7,642
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	6,395	7,468
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,770	1,859
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	27,855	31,034
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	13,729
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	43,723
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,389
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	12,024
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	42,138
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	41,754
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	4,037
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,720
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	6,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,547
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	6,196
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,516
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	6,065
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	2,154
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	11,363
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	4,191
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,805
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,233
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,135
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,537
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	8,987
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,645
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,632
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	2,000	2,270
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	6,083
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	3,434
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	3,444
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	4,000	4,537
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,651
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	8,328
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	5,570	6,795
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,776
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	25,500	28,916
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,785	4,292
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,000	2,553
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	17,146
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,745
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	20,972
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	31,235	35,414
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,685
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	4,104
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,543
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	11,639
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	5,596
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	8,839
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	3,133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,940	5,538
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	23,000	26,064
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,525	6,945
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	875	1,140
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	9,767
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	3,162
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,770	3,117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,025	4,675
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,607
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,625	2,112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,850	2,405
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	26,318
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,692

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,644
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	36,194
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,618
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,600	2,076
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,120	5,345
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,000	2,595
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	30,140
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,817
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,639
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	18,772
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,745
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,270	11,998
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	7,628
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	15,701
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	7,696
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,991
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,000	15,487
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,780	2,012
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	8,000	10,301
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	3,470	4,513
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	3,100
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	6,785
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	2,330
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,000	2,555
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	4,000	4,546
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	3,870	4,517
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	7,879
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	2,321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,440	4,379
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	2,328
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,240	7,264
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	1,042
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,932
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.050%	11/4/21	33,095	33,095
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.050%	11/4/21	29,900	29,900
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,190	2,303
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,165	2,277
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,825	1,920
[2,4,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	11/1/21	11,135	11,135
[2,4,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	11/1/21	25,895	25,895
	Pennsylvania Turnpike Commission Rev Highway Revenue	5.000%	12/1/30	6,795	8,134
	Perkiomen Valley School District GO	4.000%	2/15/31	4,000	4,381
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/28	420	503
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	765	812
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/29	220	261
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/30	145	171
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	525	614
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	742
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/24	6,500	7,202
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/25	7,925	9,096
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/26	12,860	14,718
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/27	6,750	7,707
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/28	3,525	4,018
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/28	2,455	3,062
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	2,500	2,846
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/29	795	884
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/29	2,730	3,468
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/30	4,275	5,396
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,650	3,333
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,850	3,575
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/33	5,250	6,575
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/34	3,250	3,683
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/35	7,135	8,078
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,250	2,613
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	1,145	1,294
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,875	2,173
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/39	8,160	9,393
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/40	8,715	10,013
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,229

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	2,306
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	4,646
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	3,275
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	7,144
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,562
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	6,206
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	5,912
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,280	6,524
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/23	5,590	6,070
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	7,187
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	2,390	2,691
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,945
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	2,074
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,159
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,786
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,422
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	4,230
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	8,222
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	6,025
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	3,458
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,547
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,913
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,370	1,742
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	924
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,500	3,169
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,677
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,455	4,349
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,849
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.050%	11/4/21	2,600	2,600
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.050%	11/4/21	9,785	9,785
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	6,686
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	17,526
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	8,122
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,670	3,153
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,579
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,655
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,897
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	4,000	4,117
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	10,000	10,283
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,110	1,409
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,165	1,507
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	13,142
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,867
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,702
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,471
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	10,441
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	8,160	9,446
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,165	5,953
	Philadelphia PA GO	5.000%	5/1/22	160	164
	Philadelphia PA GO	5.000%	8/1/23	7,310	7,915
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,783
	Philadelphia PA GO	5.000%	8/1/34	2,640	3,174
	Philadelphia PA GO	5.000%	5/1/35	9,000	11,602
	Philadelphia PA GO	5.000%	5/1/36	9,000	11,555
	Philadelphia PA GO	4.000%	5/1/37	6,000	7,102
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,641
	Philadelphia PA GO	4.000%	5/1/38	7,045	8,319
	Philadelphia PA GO	4.000%	5/1/39	10,510	12,379
	Philadelphia PA GO	4.000%	5/1/40	12,800	15,045
	Philadelphia PA GO	4.000%	5/1/41	5,000	5,861
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	1/1/23	2,410	2,544
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/23	2,030	2,190
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	4,269
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/26	5,510	6,178
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	8,640
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,422
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,782
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,960
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	2,256

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	5,757
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	7,271
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	7,033
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,591
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	7,035
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	9,690
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/35	11,000	12,103
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	5,047
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,449
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	17,274
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	659
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	4,366
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	2,045
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	18,111
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,998
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	2,143
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	16,041
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	2,276
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	5,840
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	16,647
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,823
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	7,086
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	6,383
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	3,483
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	10,050
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	6,356
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	7,642
[4,11]	Philadelphia School District GO	5.000%	6/1/24	1,960	2,174
[1]	Philadelphia School District GO	5.000%	9/1/25	19,955	23,295
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,673
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,538
	Philadelphia School District GO	5.000%	9/1/30	3,225	4,102
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,800
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,429
	Philadelphia School District GO	5.000%	9/1/32	4,425	5,595
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,892
	Philadelphia School District GO	4.000%	9/1/36	2,960	3,435
	Philadelphia School District GO	4.000%	9/1/39	4,520	5,211
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.060%	11/4/21	38,810	38,810
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/29	2,750	3,467
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/31	4,000	5,053
	Pittsburgh PA GO	5.000%	9/1/32	500	639
	Pittsburgh PA GO	5.000%	9/1/33	500	637
	Pittsburgh School District GO	5.000%	9/1/25	1,850	2,158
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,277
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,273
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	698
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	1,000	1,302
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	680	883
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	500	648
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	2,213
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,516
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,855
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,819
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,500
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.700%	12/1/23	8,990	9,058
[1]	Plum Boro PA School District GO	5.000%	9/15/23	1,000	1,077
[4]	Pocono Mountain School District GO	4.000%	9/1/22	2,155	2,220
	Port Authority of Allegheny County Sales Tax Revenue	5.000%	3/1/29	13,685	17,083
[4]	Reading School District GO	5.000%	3/1/26	1,235	1,449
[4]	Reading School District GO	5.000%	3/1/36	1,250	1,489
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,541
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	2,179
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	2,008
	Rose Tree Media School District GO	5.000%	4/1/29	700	830
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,861
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,167
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,335
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,228

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/33	115	134
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,167
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	1,027
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	2,795	2,795
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,478
	State College Area School District GO	5.000%	11/15/22	500	524
	State Public School Building Authority College & University Revenue	5.000%	5/1/24	3,290	3,657
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	3,010
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	3,307
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,937
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,559
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	2,020	2,060
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	21,000	23,242
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	10,859
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	36,987
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	18,032
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	7,290	8,723
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	10,028
	State Public School Building Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	4/1/22	1,365	1,392
[4]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	730
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,965
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	4,158
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	3,123
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	2,493
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	3,031
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	3,927
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/41	4,690	5,642
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	18,000	20,500
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,525
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	4,195	4,724
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	708
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	742
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	774
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,620
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,692
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,750
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	8,860	9,484
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	125	128
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	150	159
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	230	250
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	256
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	393
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	400
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	494
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	881
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	702
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,656
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	15,000	16,260
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	2,185
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,504
[1]	William Penn School District GO	3.000%	11/15/39	1,000	1,063
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,481
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,535
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,596
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,662
					4,408,648
Puerto Rico (0.5%)
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	10,000	10,064
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/21	2,585	2,595
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,695	2,823
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	2,270	2,472
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	2,575	2,902
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	2,725	3,157
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	2,775	3,299
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	4,735	5,745

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,10]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,241
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	3,448	3,296
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	36,156	32,676
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	66,751	57,126
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,766	9,345
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	4,819	3,565
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	227,321	249,479
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	20,408	22,397
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,983	2,203
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	31,460	34,949
					449,334
Rhode Island (0.2%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	12,630
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/28	515	604
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/32	650	763
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/35	1,575	1,846
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/37	500	585
	Rhode Island GO	3.000%	5/1/32	8,170	9,061
	Rhode Island GO	3.000%	5/1/33	8,420	9,287
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/25	1,135	1,231
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,389
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/29	500	622
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/30	400	496
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	250	325
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	380	494
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/31	400	495
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	529
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/32	500	617
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	554
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	579
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	131
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	609
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	130	170
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	654
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/36	360	470
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/36	300	392
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	808
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/37	395	514
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	519
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	997
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	956
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	590	699
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/45	1,000	1,138
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.040%	11/4/21	8,700	8,700
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,630
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	5,163
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,642
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,359
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,768
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,385
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	1,084
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.500%	9/1/23	6,000	6,577
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	5,500	6,076
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,568
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	4,030
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	3,210
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	3,000	3,622
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	3,420
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/37	3,480	4,158
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	2,000	2,371
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	5,000	5,936
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	5,000	5,912
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,451
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	2,500	2,953
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	3,530
	Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Miscellaneous Revenue, Prere.	5.000%	10/1/22	125	131
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,960	10,683
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,283

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	2,505	2,629
				162,435
South Carolina (1.1%)
Aiken County SC Consolidated School District GO	5.000%	3/1/24	7,980	8,853
Aiken County SC Consolidated School District GO	4.000%	4/1/37	2,450	2,878
Berkeley County SC Combined Utility System Water Revenue, Prere.	5.000%	6/1/23	8,170	8,777
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/30	605	767
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/32	1,200	1,506
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/33	620	779
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,254
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	939
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,424
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	1,128
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	995
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/39	500	620
Charleston County SC GO	5.000%	11/1/21	2,765	2,765
Charleston County SC GO	5.000%	11/1/26	12,690	15,409
Charleston County SC GO	4.000%	11/1/28	12,000	14,113
Charleston County SC GO	4.000%	11/1/33	6,955	8,121
Charleston County SC GO	4.000%	11/1/34	7,410	8,629
Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	10,150	11,137
Charleston SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	1/1/22	125	126
Clemson University College & University Revenue	5.000%	5/1/22	4,860	4,976
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/28	475	592
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/29	1,750	2,022
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,155
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,224
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/31	605	762
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/32	1,250	1,442
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,821
Dorchester County School District No. 2 GO	5.000%	3/1/22	200	203
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/25	8,805	9,449
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/26	9,760	10,458
Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	3,966
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	4,553
Florence School District One GO	5.000%	3/1/22	1,500	1,524
Fort Mill School District No. 4 GO	4.000%	3/1/31	2,890	3,343
Fort Mill School District No. 4 GO	3.000%	3/1/32	5,550	6,144
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,720	6,362
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,665
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,548
Horry County SC GO	4.000%	3/1/24	1,370	1,488
Horry County SC School District GO	5.000%	3/1/23	3,890	4,137
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,340
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,295
Kershaw County SC School District GO	5.000%	3/1/29	8,210	10,096
Lancaster County SC School District GO	5.000%	3/1/23	2,185	2,323
Lancaster County SC School District GO	5.000%	3/1/24	3,390	3,760
Lancaster County SC School District GO	5.000%	3/1/26	3,950	4,690
Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,625
Lancaster County SC School District GO	4.000%	3/1/31	7,190	8,317
Lancaster County SC School District GO	4.000%	3/1/32	6,485	7,491
Lancaster County SC School District GO	4.000%	3/1/33	5,800	6,689
Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,956
Laurens County SC GO	5.000%	7/1/22	100	103
Lexington County Health Services District Inc Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	290	329
Lexington County Health Services District Inc Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	10	12
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,307
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,035	4,035
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,531
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	6,290
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,992
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,738
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,559
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	400	454
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,452
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,830
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	12,998
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,615	1,857

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	2,210	2,210
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	300	355
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	375	444
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,107
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/27	2,075	2,295
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,104
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,500	2,760
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	3,036
	Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,717
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,414
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/26	4,000	4,530
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/29	3,390	3,834
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/30	5,210	5,889
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	49,795	53,476
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/28	500	618
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/29	500	630
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/30	500	640
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/31	250	326
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/32	500	649
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/33	810	1,047
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/34	1,000	1,288
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/35	725	858
	Patriots Energy Group Nuclear Revenue	2.000%	6/1/37	500	473
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/38	600	704
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/39	575	673
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/40	600	699
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/22	9,950	9,941
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	8,780	8,711
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,405	1,482
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/24	2,400	2,358
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	2,050	2,252
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,413
[10]	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	2,800	2,811
[10]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.000%	1/1/29	8,600	8,633
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,976
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,895
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	5,537
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	16,000	18,870
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	16,475
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	5,884
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/23	2,245	2,461
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/24	2,445	2,781
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	2,000	2,299
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/27	2,500	2,859
	South Carolina GO	5.000%	10/1/22	100	104
	South Carolina GO	5.000%	4/1/25	1,460	1,686
	South Carolina GO	5.000%	4/1/27	1,200	1,471
	South Carolina GO	5.000%	4/1/27	1,525	1,869
	South Carolina GO	5.000%	4/1/29	1,175	1,508
	South Carolina GO	5.000%	4/1/29	1,325	1,701
[6]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	4.000%	6/1/36	3,250	3,453
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	13,582
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	8,701
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	869
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,184
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	1,067
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	611
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	608
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	22,316
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	4,374
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,919
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,540
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	11,740	12,705
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	7,850	8,495
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	748
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	608

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	940	1,223
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,390	1,828
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	1,950	2,555
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	16,605	19,948
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	2,000	2,612
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	16,818
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	3,940	5,129
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,700	3,225
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	3,330	4,328
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,625	4,315
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	3,525	4,567
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/37	4,560	5,890
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,655	4,320
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,325	7,382
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	4,595	5,407
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,250	7,295
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/31	1,850	2,395
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/32	2,675	3,449
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/33	1,025	1,216
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/34	2,100	2,485
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/35	500	591
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/37	5,750	6,747
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/40	12,385	14,402
	South Carolina Public Service Authority Electric Power and Light Revenue	3.000%	12/1/41	9,900	10,540
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	10,240	11,223
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	13,985	15,918
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	6,775
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	6,227
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	5,527
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	17,304
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	9,325	10,493
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	12,615	14,190
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	14,180	15,950
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	8,535	9,599
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/33	10,465	11,777
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,385	4,931
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	4,522
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,574
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	470
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,885
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	20,000	23,387
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	4,650	5,521
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	22,515	24,487
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	5,000	5,019
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,945	6,427
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/28	6,500	7,300
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	17,464
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	30,000	37,398
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	278
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	365
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	638
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	637
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	678
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	586
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,225
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,743
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,130
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,678
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/35	2,730	3,578
	York County School District No. 1 GO	4.000%	3/1/29	2,805	3,109
					985,336
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	1,000	1,074
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	670	732
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	738
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	600	680
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	765
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,025	1,160
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,235	2,692

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	2,065
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,158
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	2,077
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,600
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,823
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,551
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	2,161
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	4,311
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	13,441
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	9,316
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	3,390
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,890
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	27,667
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.070%	11/5/21	4,000	4,000
South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	5,000	5,376
				95,667
Tennessee (1.1%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	3,056
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,720	2,147
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,782
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,838
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,757
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,246
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,857
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	913
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,231
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	928
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,698
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/31	2,250	2,599
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	700	759
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,627
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,663
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,672
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,925
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	6,243
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	7,242
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,440	7,154
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	4,293
Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/22	200	202
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,751
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	2,300
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,907
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,674
Hamilton County TN GO	5.000%	4/1/24	1,925	2,142
Hamilton County TN GO	5.000%	5/1/30	4,000	4,276
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	700	867
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,000	1,233
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,880	6,679
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,740	3,352
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,780	9,966
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	9,240	10,482
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,135	2,602
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,725	8,758
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,217
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,455	2,979
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,125	1,134
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	4,860	5,123
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,247
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	5,072
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	231
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,000	7,307
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	6,354
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,736
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	7,613
Knox County TN GO	5.000%	6/1/28	2,480	3,115
Knox County TN GO	5.000%	6/1/29	1,510	1,936
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,196
Memphis TN GO	5.000%	11/1/25	1,240	1,355
Memphis TN GO	4.000%	6/1/30	9,265	10,547

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memphis TN GO	4.000%	6/1/31	8,635	9,817
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,354
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/35	2,245	2,560
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	1,058
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,768
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/38	1,285	1,458
	Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,169
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/22	1,900	1,961
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,250	2,426
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	2,255	2,525
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	4,650	5,381
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	2,000	2,385
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	612
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	500	623
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	500	635
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	2,069
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	2,149
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	2,253
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,349
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,830
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,163
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,155
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	294
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	205	231
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	215	241
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,000	1,093
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	6,480	8,303
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,000	1,030
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/23	140	150
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,311
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,218
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,218
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,467
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,515
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,256
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	906
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	779
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,207
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,448
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,508
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,272
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/22	850	857
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22	4,665	4,816
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	14,675	18,299
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	20,000	25,532
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	10,235
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	4,359
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	2,084
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,896
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	2,143
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	5,244
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,761
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	3,111
	Murfreesboro TN GO	4.000%	6/1/26	4,770	5,345
	Murfreesboro TN GO	4.000%	6/1/27	4,965	5,549
	Murfreesboro TN GO	4.000%	6/1/28	5,160	5,757
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	3,490	2,818
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	1,136
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,974
[9]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,428
[9]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	1,500	1,547
[9]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	1,045

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,564
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,778
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	27,205	27,205
	Shelby County TN GO	5.000%	3/1/26	1,165	1,183
	Shelby County TN GO	3.125%	4/1/32	6,145	6,914
	Shelby County TN GO	4.000%	4/1/32	5,705	6,788
	Shelby County TN GO	4.000%	4/1/33	6,055	7,189
	Shelby County TN GO	4.000%	4/1/35	7,200	8,514
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	112,955	126,963
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	48,015	56,113
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	10,175	10,293
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	10,975	12,052
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	6,676
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	6,608
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,647
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	26,794
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/29	1,275	1,607
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/30	1,000	1,278
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/31	3,615	4,692
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	91,685	96,009
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	46,990	52,445
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	34,500	44,516
	Tennessee GO	5.000%	8/1/22	2,000	2,072
	Tennessee GO	5.000%	8/1/22	3,000	3,108
	Tennessee GO	5.000%	8/1/22	6,430	6,662
	Tennessee GO	5.000%	8/1/23	3,630	3,931
	Tennessee GO	5.000%	2/1/25	2,530	2,906
	Tennessee GO	5.000%	11/1/30	4,200	5,579
	Tennessee GO	5.000%	9/1/36	5,005	6,122
	Tennessee GO	5.000%	9/1/37	5,005	6,117
	Tennessee GO, Prere.	5.000%	9/1/24	2,000	2,263
	Tennessee GO, Prere.	5.000%	9/1/24	1,850	2,093
	Tennessee GO, Prere.	5.000%	9/1/24	1,180	1,335
	Tennessee GO, Prere.	5.000%	9/1/24	1,150	1,301
	Tennessee GO, Prere.	5.000%	9/1/24	4,300	4,865
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/37	55	55
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,120	5,481
	Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/25	3,450	4,060
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/22	3,105	3,254
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	3,580	3,917
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/24	2,560	2,914
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/25	5,000	5,675
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,973
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	4,545
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	6,949
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,336
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,620
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,767
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,591
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,705
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,307
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	4,185	4,916
	Williamson County TN GO	5.000%	4/1/26	2,140	2,552
	Williamson County TN GO, Prere.	4.000%	5/1/23	3,000	3,169
	Wilson County TN GO	5.000%	4/1/25	3,435	3,963

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wilson County TN GO	5.000%	4/1/29	2,940	3,761
					999,758
Texas (9.4%)
	Alamo Community College District GO	5.000%	8/15/25	1,250	1,459
	Alamo Community College District GO	5.000%	8/15/26	2,150	2,586
	Alamo Community College District GO	5.000%	8/15/27	1,250	1,541
	Alamo Community College District GO	5.000%	8/15/28	1,750	2,207
	Alamo Community College District GO	5.000%	8/15/29	2,500	3,218
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,654
	Alamo Heights Independent School District GO	4.000%	2/1/30	835	956
	Alamo Heights Independent School District GO	4.000%	2/1/31	810	921
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	3,094
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,733
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,564
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,522
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	4,323
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,538
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,756
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,990
	Aldine Independent School District GO	5.000%	2/15/28	1,945	2,220
	Aldine Independent School District GO	5.000%	2/15/28	8,000	9,130
	Aldine Independent School District GO	4.000%	2/15/31	12,120	13,380
	Aldine Independent School District GO	4.000%	2/15/32	12,660	13,959
	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,305
	Alief Independent School District GO	5.000%	2/15/23	2,600	2,760
	Alief Independent School District GO	5.000%	2/15/26	2,635	3,118
	Alief Independent School District GO	4.000%	2/15/29	2,780	3,144
	Allen Independent School District GO	5.000%	2/15/24	1,200	1,329
	Allen Independent School District GO	5.000%	2/15/31	1,070	1,255
	Allen Independent School District GO	5.000%	2/15/32	1,000	1,172
	Alvin TX Independent School District GO	5.000%	2/15/29	5,440	6,410
	Alvin TX Independent School District GO	4.000%	2/15/30	11,090	11,926
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	292
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	205	237
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	373
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	86
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	88
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	298
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	594
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	93
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	611
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	98
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	366
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	446
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	387
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,866
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	437
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,454
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	183
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,278
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,741
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	1,043
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	2,172
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	544
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,878
	Arlington TX Independent School District GO	5.000%	2/15/24	4,560	5,049
	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,182
	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,840
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,599
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	910
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,206
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,199
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,869
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	2,024
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,567
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	4,008
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,842
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	5,567
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,560

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	3,386
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,729
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	6,079
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	2,025
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	4,034
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	942
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	950
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,815
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	3,238
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,836
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,779
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	5,062
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,887
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	1,250	1,352
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,142
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,787
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,200
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	2,020
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue, Prere.	5.000%	8/1/22	2,000	2,072
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	770
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	954
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,323
	Austin Independent School District GO	4.000%	8/1/33	9,000	10,265
	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,381
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,428
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,619
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	5,343
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,186
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/25	4,750	4,984
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/29	3,000	3,109
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/30	1,565	2,007
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	10,645	11,026
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	2,160
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	7,230
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,967
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,705
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,575	2,008
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,611
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,599
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,621
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,823
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	2,020	2,562
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	6,016
[2,6]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	0.040%	11/1/21	20,585	20,585
	Austin TX GO	5.000%	9/1/22	350	364
	Austin TX GO	5.000%	11/1/23	1,600	1,750
	Austin TX GO	5.000%	9/1/26	10,000	11,686
	Austin TX GO	5.000%	9/1/27	6,530	7,870
	Austin TX GO	5.000%	9/1/29	2,855	3,228
	Austin TX GO	5.000%	9/1/30	1,240	1,402
	Austin TX GO	5.000%	9/1/31	2,140	2,418
	Austin TX GO	5.000%	9/1/33	4,315	4,873
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	1,390	1,796
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	5,000	5,243
[5]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	1,500	1,973
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/31	4,000	4,193
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/32	10,705	11,853
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	12,630
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	13,363
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	6,742
[5]	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/36	1,750	2,132
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,926
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	9,468
[5]	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/38	2,250	2,726
[5]	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/40	2,250	2,713
[5]	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/41	2,000	2,401
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/21	350	351
	Bastrop Independent School District GO	4.000%	2/15/33	1,575	1,884
	Beaumont Independent School District GO	5.000%	2/15/26	1,560	1,846

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Beaumont Independent School District GO	3.000%	2/15/31	1,500	1,590
	Bell County TX GO	5.000%	2/15/26	1,000	1,184
	Belton Independent School District GO	5.000%	2/15/29	1,530	1,943
	Bexar County Hospital District GO	5.000%	2/15/25	1,630	1,872
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,630
	Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,058
	Bexar County Hospital District GO	5.000%	2/15/30	1,895	2,006
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	2,161
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	3,135
	Bexar County TX GO	5.000%	6/15/27	5,000	5,997
	Bexar County TX GO	5.000%	6/15/28	3,520	4,215
	Bexar County TX GO	5.000%	6/15/29	4,850	5,792
	Bexar County TX GO	4.000%	6/15/33	2,750	3,113
	Bexar County TX GO	4.000%	6/15/34	2,000	2,257
	Bexar County TX GO	4.000%	6/15/34	1,260	1,457
	Bexar County TX GO	4.000%	6/15/35	3,565	4,200
	Bexar County TX GO	4.000%	6/15/36	6,080	7,150
	Bexar County TX GO	4.000%	6/15/36	1,825	2,146
	Bexar County TX GO	5.000%	6/15/36	3,550	4,310
	Bexar County TX GO	4.000%	6/15/37	3,315	3,816
	Bexar County TX GO	4.000%	6/15/37	5,940	6,971
	Bexar County TX GO	4.000%	6/15/38	2,860	3,350
	Bexar County TX GO	4.000%	6/15/39	3,300	3,859
	Bexar County TX GO	4.000%	6/15/40	2,020	2,358
	Bexar County TX GO, Prere.	5.000%	6/15/23	41,500	44,695
	Bexar County TX GO, Prere.	5.000%	6/15/23	160	172
	Bexar County TX GO, Prere.	5.000%	6/15/24	5,000	5,610
[3]	Board of Regents of the University of Texas System	0.010%	1/10/22	20,000	20,000
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/22	370	384
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	13,564
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	500	722
	Board of Regents of the University of Texas System CP	0.000%	11/10/21	24,000	24,000
	Brownsville Independent School District GO	4.000%	8/15/22	640	659
	Brownsville TX Utilities System Revenue Multi Utility Revenue, Prere.	5.000%	9/1/23	445	483
	Canyon Independent School District GO	5.000%	2/15/26	2,500	2,956
	Carrollton TX GO	5.000%	8/15/22	1,070	1,111
	Carrollton TX GO	5.000%	8/15/23	1,455	1,579
	Carrollton TX GO	5.000%	8/15/24	1,250	1,411
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,000	1,186
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	750	756
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	725	763
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	2,375	2,605
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,180	1,291
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,480
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,530
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	6,135
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	7,258
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	3,374
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	6,610	7,690
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	5,500	4,941
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,455
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,555
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,981
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	976
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	1,003
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,682
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	3,450	4,162
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,145
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,865	2,377
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	1,040
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	600	765
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,998
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,454
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,420	1,800
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	905	1,134
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	250	302
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,258
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,247
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	750	966

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	3,095
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,361
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,227
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	2,000	2,413
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,487
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,282
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	3,007
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,253
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,316
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	3,700	4,464
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,536
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	958
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,608
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,295
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	3,350	4,042
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,265
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,280
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	860
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	1,090
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	3,250	3,921
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	600	761
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,762
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,300
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,727
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,263
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	2,306
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,838
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	6,180
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	2,078
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,869
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	5,721
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,933
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,457
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	3,517
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	5,706
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	3,038
Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	1,050
Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	5,350	5,950
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	3,500	3,692
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,672
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,446
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,903
Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,587
Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	11,612
Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	40,437
Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	16,741
Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	45,530
Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	61,374
Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	11,385	12,718
Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	17,915
Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	41,007
Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	10,555	11,091
Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,742
Clear Creek Independent School District GO	5.000%	2/15/31	3,750	4,277
Clear Creek Independent School District GO PUT	0.500%	8/15/23	5,000	5,008
Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,250	2,239
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	423
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	966
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,363
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	470
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	585
Collin County Community College District GO	5.000%	8/15/31	1,000	1,289
Collin County TX GO	5.000%	2/15/32	3,000	3,807
Collin County TX GO	5.000%	2/15/33	2,000	2,530
Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	2,008
Comal Independent School District GO	5.000%	2/1/26	4,410	5,215
Comal Independent School District GO	5.000%	2/1/27	6,440	7,601
Comal Independent School District GO	5.000%	2/1/29	7,245	8,514
Comal Independent School District GO	4.000%	2/1/39	12,000	12,784

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conroe Independent School District GO	5.000%	2/15/25	1,650	1,895
Conroe Independent School District GO	5.000%	2/15/28	7,810	9,214
Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	154
Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	213
Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	191
Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	213
Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	257
Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	301
Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	331
Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	355
Conroe TX GO	5.000%	11/15/26	980	1,182
Conroe TX GO	5.000%	11/15/27	1,015	1,254
Conroe TX GO	5.000%	11/15/28	1,720	2,175
Coppell Independent School District GO	5.000%	8/15/22	165	171
Coppell Independent School District GO	5.000%	8/15/23	3,255	3,531
Coppell Independent School District GO	5.000%	8/15/24	3,230	3,648
Coppell Independent School District GO	5.000%	8/15/26	1,345	1,619
Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	4,042
Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,310
Corpus Christi TX GO	5.000%	3/1/25	2,190	2,510
Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,495	5,844
Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,770	6,137
Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,235	5,568
Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	9,830	10,435
Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	5,761
Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,295	2,414
Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	1,195	1,257
Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,160	2,272
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	7,975	9,093
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	5,105	6,332
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	9,055	11,679
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	6,020	7,725
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,732
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	1,300	1,518
Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	7,000	7,893
Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38	5,700	6,409
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	10,365	12,021
Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	11,500	13,121
Dallas College GO	5.000%	2/15/26	3,440	4,041
Dallas College GO	5.000%	2/15/27	3,610	4,355
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	6,219
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,840
Dallas County Hospital District GO	5.000%	8/15/23	3,000	3,247
Dallas County Hospital District GO	5.000%	8/15/27	6,745	8,270
Dallas County Hospital District GO	5.000%	8/15/31	15,395	19,106
Dallas County Hospital District GO	5.000%	8/15/32	14,520	17,999
Dallas County TX GO	5.000%	8/15/25	3,575	4,169
Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	8,792
Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	9,531
Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	9,420
Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	9,909
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,000	2,271
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	11,007
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,000	8,791
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/28	2,235	2,453
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,000	7,665
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	8,000	10,220
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/29	14,950	16,393
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	14,195	14,854
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	9,665	12,561
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	12,545	13,745
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	7,775	8,136
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	5,675	7,329
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	5,785	6,054
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	3,620	4,652
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	9,040	9,460
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,065	2,645
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	21,550	25,408
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	12,085

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	17,880
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,646
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,354
	Dallas Independent School District GO	4.000%	2/15/27	7,180	8,369
	Dallas Independent School District GO	5.000%	2/15/30	7,500	8,541
	Dallas TX GO, ETM	5.000%	2/15/22	45	46
[5]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,373
[5]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,484
[5]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,967
[5]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,963
[5]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,618
[5]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,433
[5]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,959
[5]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,990
[5]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	1,116
[5]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,951
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/23	9,880	9,939
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/24	8,345	8,395
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/25	5,050	5,080
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/26	1,650	1,660
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	150	157
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	3,910	4,561
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/31	3,000	3,537
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/32	4,870	5,735
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,060	4,975
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,000	2,443
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,986
	Deer Park Independent School District GO PUT	0.160%	10/3/22	1,885	1,883
	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	4,132
	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	1,538
	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	1,427
	Denton County TX GO	5.000%	7/15/24	1,610	1,810
	Denton County TX GO	5.000%	7/15/25	1,830	2,129
	Denton County TX GO	4.000%	7/15/32	3,025	3,377
	Denton County TX GO	4.000%	7/15/33	2,000	2,230
	Denton Independent School District GO	5.000%	8/15/30	7,775	9,129
	Denton Independent School District GO	5.000%	8/15/32	2,150	2,494
	Denton Independent School District GO	5.000%	8/15/37	1,360	1,656
	Dickinson Independent School District GO	5.000%	2/15/32	3,135	3,438
	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,750	2,742
	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	1,895	2,054
	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	3,000	3,251
	Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,289
	Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	12,667
	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/35	1,300	1,566
	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/36	1,350	1,620
	Eagle Brook Meadows Metropolitan District No. 3 GO	3.000%	8/15/37	2,250	2,472
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,298
	Ector County Hospital District GO	5.000%	9/15/29	780	930
	Ector County Hospital District GO	5.000%	9/15/30	850	1,024
	Ector County Hospital District GO	5.000%	9/15/32	1,750	2,100
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,539
	El Paso Independent School District GO	5.000%	8/15/35	5,380	6,375
	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,912
	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,599
	El Paso Independent School District GO	5.000%	8/15/38	1,700	2,001
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,477
	El Paso TX GO	5.000%	8/15/28	1,000	1,258
	El Paso TX GO	5.000%	8/15/28	1,440	1,811
	El Paso TX GO	5.000%	8/15/29	1,395	1,785
	El Paso TX GO	5.000%	8/15/29	785	1,004
	El Paso TX GO	5.000%	8/15/29	1,005	1,207
	El Paso TX GO	4.000%	8/15/30	3,480	3,991
	El Paso TX GO	5.000%	8/15/30	1,050	1,339
	El Paso TX GO	5.000%	8/15/31	4,050	4,850
	El Paso TX GO	5.000%	8/15/31	1,485	1,887
	El Paso TX GO	5.000%	8/15/31	650	826
	El Paso TX GO	5.000%	8/15/32	3,625	4,337
	El Paso TX GO	5.000%	8/15/32	1,500	1,900

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	5.000%	8/15/32	1,025	1,298
	El Paso TX GO	5.000%	8/15/32	680	861
	El Paso TX GO	3.000%	8/15/33	375	417
	El Paso TX GO	5.000%	8/15/33	1,300	1,643
	El Paso TX GO	5.000%	8/15/33	1,500	1,896
	El Paso TX GO	3.000%	8/15/34	710	785
	El Paso TX GO	4.000%	8/15/34	435	521
	El Paso TX GO	5.000%	8/15/34	4,570	5,441
	El Paso TX GO	3.000%	8/15/35	430	474
	El Paso TX GO	4.000%	8/15/35	1,000	1,178
	El Paso TX GO	4.000%	8/15/35	1,075	1,267
	El Paso TX GO	4.000%	8/15/35	450	538
	El Paso TX GO	5.000%	8/15/35	4,795	5,707
	El Paso TX GO	3.000%	8/15/36	485	533
	El Paso TX GO	4.000%	8/15/36	1,010	1,187
	El Paso TX GO	4.000%	8/15/36	1,000	1,175
	El Paso TX GO	4.000%	8/15/36	500	596
	El Paso TX GO	5.000%	8/15/36	4,005	4,760
	El Paso TX GO	5.000%	8/15/36	5,035	5,985
	El Paso TX GO	4.000%	8/15/37	500	586
	El Paso TX GO	4.000%	8/15/37	1,110	1,302
	El Paso TX GO	4.000%	8/15/37	680	808
	El Paso TX GO	3.000%	8/15/38	720	783
	El Paso TX GO	4.000%	8/15/38	1,155	1,351
	El Paso TX GO	4.000%	8/15/38	1,000	1,186
	El Paso TX GO	4.000%	8/15/39	1,000	1,165
	El Paso TX GO	4.000%	8/15/40	1,000	1,163
	El Paso TX GO, Prere.	5.000%	8/15/23	1,000	1,085
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	3,045
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/32	1,150	1,312
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,392
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,933
	Forney Independent School District GO	4.000%	8/15/32	3,150	3,887
	Forney Independent School District GO	4.000%	8/15/33	2,265	2,786
	Forney Independent School District GO	4.000%	8/15/34	2,355	2,881
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	396
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	260
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	797
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	371
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	789
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	544
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	849
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	630
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	369
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	433
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	888
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	486
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	940
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,690
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	467
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,718
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/31	1,315	1,734
	Fort Bend Independent School District GO	5.000%	8/15/22	1,215	1,261
	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	9,325
	Fort Worth TX Drainage Utility System Sewer Revenue	4.000%	2/15/30	2,875	3,441
	Fort Worth TX GO	4.000%	3/1/29	6,480	7,779
	Fort Worth TX GO	4.000%	3/1/30	6,480	7,878
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/23	6,535	6,684
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/28	5,760	7,192
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	2,377
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	2,405
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,516
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	2,467
	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,746
	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,346
	Frenship Independent School District GO	3.000%	2/15/36	1,000	1,095
	Friendswood Independent School District GO	4.000%	2/15/29	800	962
	Friendswood Independent School District GO	4.000%	2/15/30	950	1,158
	Frisco Independent School District GO	5.000%	8/15/22	5,000	5,190

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Frisco Independent School District GO	5.000%	8/15/23	2,025	2,197
	Frisco Independent School District GO	5.000%	8/15/24	2,195	2,476
	Frisco Independent School District GO	5.000%	8/15/25	4,545	5,304
	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,334
	Frisco Independent School District GO	5.000%	8/15/26	3,430	4,123
	Frisco Independent School District GO	5.000%	8/15/27	3,635	4,417
	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,685
	Frisco Independent School District GO	4.000%	8/15/32	3,765	4,308
	Frisco TX GO	5.000%	2/15/26	2,790	3,209
	Frisco TX GO	5.000%	2/15/27	5,475	6,495
	Frisco TX GO	5.000%	2/15/29	2,505	2,959
	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,651
	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,262
	Galena Park Independent School District GO	5.000%	8/15/27	1,825	2,249
	Galena Park Independent School District GO	5.000%	8/15/28	1,825	2,272
	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,491
	Galena Park Independent School District GO	5.000%	8/15/37	2,830	3,460
	Galveston County TX GO	4.000%	2/1/26	1,575	1,788
	Galveston County TX GO	4.000%	2/1/27	1,565	1,809
	Galveston County TX GO	4.000%	2/1/28	1,460	1,690
	Galveston County TX GO	4.000%	2/1/29	1,055	1,219
	Galveston County TX GO	5.000%	2/1/30	1,195	1,445
	Galveston County TX GO	4.000%	2/1/32	1,195	1,358
	Garland Independent School District GO	5.000%	2/15/22	3,000	3,042
	Garland Independent School District GO	5.000%	2/15/26	4,125	4,738
	Garland Independent School District GO	4.000%	2/15/34	1,000	1,105
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,357
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,672
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,475
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,167
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,538
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,166
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,106
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,369
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,225
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	4,390
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,223
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	2,000	2,004
	Goose Creek Consolidated Independent School District GO PUT	0.150%	10/3/22	4,100	4,097
	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,188
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	6,259
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	71,515	75,567
[9]	Grand Parkway Transportation Corp. Highway Revenue, 5.200% coupon rate effective 10/1/23	0.000%	10/1/31	2,990	3,442
[9]	Grand Parkway Transportation Corp. Highway Revenue, 5.300% coupon rate effective 10/1/23	0.000%	10/1/32	5,740	6,619
[9]	Grand Parkway Transportation Corp. Highway Revenue, 5.400% coupon rate effective 10/1/23	0.000%	10/1/33	18,120	20,944
[9]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	5,500	6,359
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	4,780	5,253
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	3,870
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/28	3,000	3,497
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/32	2,325	2,702
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/29	450	566
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/30	475	607
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/31	500	651
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/33	800	1,034
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/34	1,635	2,107
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/35	1,220	1,566
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/36	2,045	2,437
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/37	3,740	4,433
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/38	3,895	4,595
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/39	2,555	3,000
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/40	1,820	2,131
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/41	2,765	3,226
	Gregg County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	350	361
	Gregory-Portland Independent School District GO	4.000%	2/15/29	2,690	3,217
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/30	110	120
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	136
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	109
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	153
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	185

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	120
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/36	100	109
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/37	200	217
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	2,198
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	0.030%	11/1/21	54,700	54,700
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/23	325	343
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	475
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	563
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	594
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	922
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	257
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	678
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	478
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	369
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	765
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	879
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	2,200	2,224
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,266
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,234
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,288
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,479
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,828
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,725	1,981
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	9,607
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,481
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,065	2,250
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,170	3,590
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,953
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,585
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,803
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	8,440
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	4,500
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,510
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	3,170
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	4,270
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	2,378
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	8,890
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	4,533
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, 1M USD LIBOR + 0.650%	0.708%	7/1/24	2,500	2,510
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	12,555	12,555
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	39,650	39,650
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,838
	Harris County Flood Control District GO	4.000%	10/1/34	5,000	6,026
	Harris County Flood Control District GO	4.000%	10/1/35	3,400	4,088
	Harris County Flood Control District GO	4.000%	10/1/36	4,400	5,272
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	5,254
	Harris County Flood Control District GO	4.000%	10/1/38	9,000	10,714
	Harris County Flood Control District GO	4.000%	10/1/39	9,360	11,108
	Harris County Flood Control District GO	3.000%	10/1/40	2,230	2,415
	Harris County Flood Control District Lease Revenue	5.000%	10/1/27	5,020	5,688
	Harris County Flood Control District Lease Revenue	5.000%	10/1/28	3,000	3,394
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	2,000	2,260
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	10,000	11,696
	Harris County Flood Control District Lease Revenue	5.000%	10/1/32	5,015	6,166
	Harris County Flood Control District Lease Revenue	4.000%	10/1/35	4,115	4,733
	Harris County Flood Control District Lease Revenue	4.000%	10/1/36	5,865	6,733
	Harris County Flood Control District Lease Revenue	4.000%	10/1/38	5,010	5,732
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	16,080	16,080
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	2,157
[2]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	8,475	8,475
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	2,500	3,100
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	1,000	1,313
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	2,013
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,165	2,585
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	2,389
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	3,333
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,698
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	3,110	3,673

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX GO	5.000%	8/15/22	100	104
	Harris County TX GO	5.000%	10/1/25	5,755	6,743
	Harris County TX GO	5.000%	10/1/25	8,180	9,591
	Harris County TX GO	5.000%	10/1/27	6,335	7,428
	Harris County TX GO	5.000%	10/1/28	6,660	7,795
	Harris County TX GO	5.000%	10/1/29	6,490	7,590
	Harris County TX GO	5.000%	10/1/30	5,405	6,321
	Harris County TX GO	5.000%	10/1/30	4,000	4,909
	Harris County TX GO	5.000%	10/1/34	2,700	3,300
	Harris County TX GO	5.000%	10/1/35	4,215	4,910
	Harris County TX GO	5.000%	10/1/36	6,545	7,616
	Harris County TX GO	5.000%	10/1/40	17,000	19,668
	Harris County TX Highway Revenue	5.000%	8/15/25	3,475	3,605
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,620
	Harris County TX Highway Revenue	5.000%	8/15/27	22,185	23,015
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	5,049
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,613
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/23	1,780	1,716
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,253
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,108
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,106
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,690
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,700
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	13,268
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,547
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/23	5,220	5,161
[6]	Hays County TX	3.250%	9/15/30	255	260
[6]	Hays County TX	3.750%	9/15/40	580	595
	Hays County TX GO	5.000%	2/15/26	1,145	1,351
	Hays County TX GO	5.000%	2/15/26	1,260	1,487
	Hays County TX GO	5.000%	2/15/27	1,105	1,341
	Hays County TX GO	5.000%	2/15/28	1,010	1,224
	Hays County TX GO	5.000%	2/15/28	1,695	2,055
	Hays County TX GO	5.000%	2/15/29	1,830	2,213
	Hays County TX GO	5.000%	2/15/29	1,615	1,953
	Hays County TX GO	5.000%	2/15/30	1,760	2,121
	Hays County TX GO	5.000%	2/15/30	2,175	2,621
	Hays County TX GO	5.000%	2/15/31	1,910	2,293
	Hays County TX GO	5.000%	2/15/31	1,590	1,909
	Hays County TX GO	5.000%	2/15/32	1,800	2,156
	Hays County TX GO	5.000%	2/15/34	1,035	1,238
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,703
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,171
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,242
	Highland Park Independent School District GO	5.000%	2/15/24	1,645	1,822
	Highland Park Independent School District GO	5.000%	2/15/26	3,000	3,546
	Houston Community College System GO	5.000%	2/15/27	1,050	1,276
	Houston Community College System GO, Prere.	5.000%	2/15/23	3,635	3,859
	Houston Community College System GO, Prere.	5.000%	2/15/23	250	265
	Houston Independent School District GO	5.000%	2/15/22	2,000	2,028
	Houston Independent School District GO	5.000%	2/15/26	1,905	2,263
	Houston Independent School District GO	5.000%	2/15/27	10,605	12,536
	Houston Independent School District GO	5.000%	2/15/28	22,185	26,909
	Houston Independent School District GO	4.000%	2/15/29	9,650	10,395
	Houston Independent School District GO	4.000%	2/15/30	17,925	19,301
	Houston Independent School District GO	4.000%	2/15/31	9,645	10,073
	Houston Independent School District GO	4.000%	2/15/32	4,000	4,625
	Houston Independent School District GO	5.000%	2/15/34	1,255	1,518
	Houston Independent School District GO PUT	3.000%	6/1/24	3,330	3,551
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,695	5,612
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	4,540
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,955	3,684
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	7,000	8,889
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	4,000	5,173
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,809
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,832
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	6,783
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	5,480
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	12,287

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	6,744
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	7,325	7,856
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	9,595	10,732
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	6,080	6,804
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,301
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	3,025	3,316
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	1,265	1,441
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,270	1,495
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	4,455
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,752
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	6,050	6,868
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	2,027
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,900	2,355
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	1,100	1,424
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	18,361
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,000	1,319
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	17,535	20,118
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/31	1,185	1,595
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	1,500	2,011
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/33	1,200	1,474
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	12,174
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/34	1,235	1,512
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	4,300
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	1,946
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	1,064
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	44,274
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/36	1,000	1,220
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	5,185	6,485
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	2,107
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,750
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	2,855
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/40	2,745	3,002
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/41	1,300	1,567
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.060%	11/4/21	63,700	63,700
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/23	1,055	1,157
	Houston TX GO	5.000%	3/1/22	12,250	12,446
	Houston TX GO	5.000%	3/1/22	5,000	5,080
	Houston TX GO	5.000%	3/1/23	4,000	4,252
	Houston TX GO	5.000%	3/1/25	1,600	1,840
	Houston TX GO	5.000%	3/1/26	10,000	11,851
	Houston TX GO	5.000%	3/1/26	10,000	11,062
	Houston TX GO	5.000%	3/1/27	9,800	11,548
	Houston TX GO	5.000%	3/1/27	6,025	7,329
	Houston TX GO	5.000%	3/1/28	10,025	12,134
	Houston TX GO	5.000%	3/1/29	6,000	7,236
	Houston TX GO	5.000%	3/1/31	5,195	6,075
	Houston TX GO	5.000%	3/1/32	3,840	4,487
	Houston TX GO	4.000%	3/1/33	5,000	5,667
	Houston TX GO	4.000%	3/1/33	2,340	2,828
	Houston TX GO	4.000%	3/1/34	5,015	5,667
	Houston TX GO	4.000%	3/1/34	580	699
	Houston TX GO	4.000%	3/1/35	3,000	3,383
	Houston TX GO	4.000%	3/1/35	665	798
	Houston TX GO	3.000%	3/1/36	1,015	1,119
	Houston TX GO	3.000%	3/1/37	3,500	3,840
	Houston TX GO	3.000%	3/1/38	3,250	3,555
	Houston TX GO	3.000%	3/1/39	2,500	2,725
	Houston TX GO	3.000%	3/1/40	2,000	2,174
	Houston TX GO	3.000%	3/1/41	3,170	3,433
	Houston TX GO, Prere.	5.000%	3/1/22	8,345	8,476
	Houston TX GO, Prere.	5.000%	3/1/22	8,335	8,468
	Houston TX GO, Prere.	5.000%	3/1/24	4,000	4,434
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,845
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,684
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,681
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	521
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	526
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	512
	Houston TX Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	342

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humble Independent School District GO	5.500%	2/15/24	14,235	15,926
	Humble Independent School District GO	4.000%	2/15/28	5,090	5,640
	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/22	2,545	2,620
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	3,290	3,413
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/23	1,115	1,208
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,250	1,412
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	17,100
	Irving Independent School District GO	5.000%	2/15/23	150	159
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	143
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	175
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	190
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	244
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	176
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	181
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	181
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	180
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	210
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	299
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	298
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	357
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	356
	Judson Independent School District GO	5.000%	2/1/25	1,070	1,226
[6]	Justin TX	3.000%	9/1/31	250	244
[6]	Justin TX	3.375%	9/1/41	500	482
	Katy Independent School District GO	5.000%	2/15/22	135	137
	Katy Independent School District GO	5.000%	2/15/25	2,560	2,940
	Katy Independent School District GO	5.000%	2/15/26	2,090	2,402
	Katy Independent School District GO	5.000%	2/15/34	7,560	8,954
	Keller TX Independent School District GO	5.000%	8/15/26	5,155	5,912
	Keller TX Independent School District GO	4.000%	8/15/29	2,900	3,278
	Keller TX Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,750
	Kemp TX Independent School District GO	4.000%	2/15/30	1,650	1,771
	Klein Independent School District GO	4.000%	8/1/27	3,970	4,469
	Klein Independent School District GO	4.000%	8/1/34	2,805	3,127
	Klein Independent School District GO	5.000%	8/1/35	2,000	2,373
	Klein Independent School District GO	5.000%	8/1/37	3,000	3,551
	Klein Independent School District GO	4.000%	2/1/45	11,000	11,989
	La Joya Independent School District GO, Prere.	5.000%	8/15/22	2,985	3,097
	Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,149
	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,308
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/28	280	343
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/29	275	341
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/30	300	377
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/31	325	413
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/32	250	294
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/33	250	293
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/34	400	424
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/35	475	553
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/36	475	552
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/38	550	571
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/39	650	672
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/40	600	617
	Lamar Consolidated Independent School District GO	5.000%	2/15/25	1,375	1,394
	Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	5,803
	Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	5,169
	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,390
	Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	5,106
	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,136
	Laredo College District Combined Fee Revenue GO	5.000%	8/1/22	1,500	1,554
	Laredo College District Combined Fee Revenue GO	4.000%	8/1/29	2,905	3,166
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,000	2,255
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,691
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	200	248
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/29	200	247
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/30	215	265
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/31	250	307
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/32	270	330
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/33	225	275
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	346

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	270
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	631
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/37	400	458
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/38	375	429
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	713
	Leander Independent School District GO	0.000%	8/16/24	8,500	8,394
	Leander Independent School District GO	0.000%	8/16/25	10,000	9,768
	Leander Independent School District GO	5.000%	8/15/30	5,420	6,294
	Leander Independent School District GO	3.000%	8/15/34	5,740	6,485
	Lewisville Independent School District GO	4.000%	8/15/27	4,535	5,104
	Lewisville Independent School District GO	5.000%	8/15/28	5,000	6,310
	Liberty Hill Independent School District GO	3.000%	2/1/37	2,500	2,763
	Liberty Hill Independent School District GO	3.000%	2/1/38	3,500	3,852
	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	2,900
	Lone Star College System GO	5.000%	2/15/24	2,400	2,655
	Lone Star College System GO	5.000%	2/15/24	1,780	1,969
	Lone Star College System GO	5.000%	2/15/25	2,075	2,381
	Lone Star College System GO	5.000%	2/15/25	1,930	2,214
	Lone Star College System GO	5.000%	2/15/26	10,000	11,835
	Lone Star College System GO	5.000%	2/15/27	5,000	6,089
	Lone Star College System GO	5.000%	2/15/27	1,960	2,387
	Lone Star College System GO	5.000%	2/15/28	4,045	5,048
	Lone Star College System GO	5.000%	2/15/29	2,505	3,194
	Lone Star College System GO	5.000%	2/15/30	2,655	3,451
	Lone Star College System GO	5.000%	2/15/31	2,790	3,689
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/22	100	103
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/32	6,755	8,674
[4,5]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/35	9,730	12,264
[4,5]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/36	10,235	12,870
[4,5]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/39	6,080	7,595
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	1,055	1,082
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,750	3,435
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/29	2,500	3,175
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/30	1,000	1,262
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/31	1,750	2,195
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/32	2,250	2,833
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	3,000	3,774
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	1,245	1,586
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	4,250	5,329
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	1,500	1,903
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	2,000	2,538
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	4,500	5,628
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	1,250	1,583
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	2,500	3,166
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,060	1,345
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,885
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,504
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	2,710	3,384
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,195	1,334
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	2,565	2,863
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,275	2,630
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/27	5,300	5,907
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	4,500	5,013
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	4,470	4,977
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,010	3,225
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,635	1,879
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,375	1,625
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	13,955	14,941
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	1,420	1,632
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/33	8,500	9,095
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/34	2,010	2,464
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/35	3,065	3,753
	Lower Neches Valley Authority Industrial Development Corp. Industrial Revenue VRDO	0.040%	11/1/21	20,880	20,880
	Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) VRDO	0.040%	11/1/21	9,775	9,775
	Lubbock County TX GO	4.000%	2/15/29	2,170	2,603
	Lubbock County TX GO	4.000%	2/15/30	2,260	2,744
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/34	1,825	2,162
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/35	4,415	5,219
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/36	3,620	4,265

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lubbock TX Electric Light & Power System Revenue	3.000%	4/15/37	7,510	7,971
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/38	3,420	3,999
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,000	1,166
	Lubbock TX Electric Light & Power System Revenue	3.000%	4/15/40	10,095	10,614
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/41	4,500	5,215
	Lubbock TX GO	4.000%	2/15/31	1,525	1,727
	Lubbock TX GO	4.000%	2/15/32	1,425	1,613
	Lubbock TX GO	4.000%	2/15/33	1,000	1,131
	Lubbock TX GO, Prere.	5.000%	2/15/22	700	710
	Mainland College GO	4.000%	8/15/30	650	778
	Mainland College GO	4.000%	8/15/31	795	947
	Mainland College GO	4.000%	8/15/32	560	668
	Mainland College GO	4.000%	8/15/33	510	607
	Mainland College GO	4.000%	8/15/34	635	754
	Mainland College GO	4.000%	8/15/35	500	592
	Mainland College GO	4.000%	8/15/36	1,000	1,182
	Mainland College GO	4.000%	8/15/37	750	884
	Mainland College GO	4.000%	8/15/38	750	883
	Mainland College GO	4.000%	8/15/39	1,680	1,973
	Mainland College GO	4.000%	8/15/40	895	1,049
	Malakoff Independent School District GO	2.000%	2/15/38	2,805	2,630
	Malakoff Independent School District GO	2.000%	2/15/39	2,865	2,671
	Malakoff Independent School District GO	2.000%	2/15/40	2,920	2,699
	Malakoff Independent School District GO	2.000%	2/15/41	2,980	2,731
	Mansfield Independent School District GO	5.000%	2/15/26	2,215	2,613
	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,000	6,292
	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,100	6,397
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	10,539
	McAllen TX GO, Prere.	5.000%	2/15/23	880	934
	McKinney Independent School District GO	4.000%	2/15/32	4,170	5,011
	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,892
	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,880
[17]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,000	780
	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,405
	Midland TX GO	5.000%	3/1/23	1,605	1,705
	Midway Independent School District GO	4.000%	8/15/32	1,500	1,784
	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	5,425	6,216
	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	5,645	6,426
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	592
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	772
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	799
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,708
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,245
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/38	1,830	2,048
	Montgomery County TX GO	4.000%	3/1/29	11,625	13,735
	Montgomery County TX GO	4.000%	3/1/30	13,500	15,830
	Montgomery County TX GO	5.000%	3/1/31	16,450	19,325
	Montgomery County TX GO	5.000%	3/1/32	16,910	19,850
	Montgomery Independent School District GO	4.000%	2/15/45	20,475	22,345
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,939
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	2,000	2,129
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	4,348
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	3,047
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,435
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,538
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,741
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,386
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,225
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,811
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	815	834
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,792
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,467
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,440
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	10,750
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	13,674
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/24	1,225	1,350

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,741
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,153
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,524
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,644
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,716
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,791
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,875
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,673
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	10,211
	North East TX Independent School District GO	4.000%	8/1/33	1,450	1,687
	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,449
	North East TX Independent School District GO, Prere.	5.000%	8/1/23	750	812
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/30	2,785	3,645
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,664
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/33	500	614
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	459
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	823
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	643
[6]	North Parkway Municipal Management District No. 1	3.625%	9/15/31	243	252
[6]	North Parkway Municipal Management District No. 1	4.250%	9/15/31	1,000	1,059
	North Texas Education Finance Corp.Charter School Aid Revenue, Prere.	5.125%	6/1/22	200	206
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	3,143
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/22	6,000	6,240
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/23	7,000	7,602
[5]	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/30	8,220	10,025
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	9,867
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	9,853
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,865	1,967
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	4,875	5,144
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	6,530	7,179
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	8,285	9,099
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,493
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,465	3,954
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	10,720	11,771
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,055	1,112
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,400	1,475
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,282
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,430	4,862
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	5,362
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	3,168
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,726
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,705
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	5,400	5,909
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	7,544
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	2,229
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	11,205	12,268
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	17,210
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,700
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,591
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	10,715
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	15,273
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	54,453
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	18,490
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	4,222
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,728
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,911
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	2,409
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	50,406
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	11,599
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	8,253
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,864
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,292
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	2,402
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	37,397
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,750
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	5,107
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	9,653
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,818
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,389

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	7,349
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,196
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,999
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,578
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	14,931
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,495
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,569
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	2,251
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	8,407
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,569
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15,935	17,890
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,434
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	43,640
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,905
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	12,163
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	3,539
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,947
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	13,766
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	2,000	2,348
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	3,210	3,389
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/24	3,185	3,507
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	12,400	12,498
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,374
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	3,000	2,609
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	5,360	4,402
	Northside Independent School District GO	5.000%	2/15/23	3,130	3,324
	Northside Independent School District GO	5.000%	6/15/23	3,015	3,248
	Northside Independent School District GO	5.000%	2/15/24	5,090	5,636
	Northside Independent School District GO	5.000%	6/15/25	3,000	3,225
	Northside Independent School District GO	5.000%	6/15/27	2,390	2,857
	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	10,005
	Northside Independent School District GO, Prere.	4.000%	6/1/22	3,345	3,420
	Northside Independent School District GO, Prere.	4.000%	6/1/22	3,645	3,726
	Northside Independent School District GO, Prere.	4.000%	6/1/22	3,020	3,087
	Northwest Independent School District GO	5.000%	2/15/25	10,000	11,448
	Northwest Independent School District GO	5.000%	2/15/26	6,380	7,365
	Northwest Independent School District GO	4.000%	2/15/37	3,125	3,759
	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,886
	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,853
	Nueces County TX GO	4.000%	2/15/34	480	579
	Nueces County TX GO	4.000%	2/15/36	640	766
	Nueces County TX GO	4.000%	2/15/39	1,250	1,483
	Odessa Junior College District GO	5.000%	8/15/26	770	920
	Odessa Junior College District GO	5.000%	8/15/28	660	808
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,482
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,141
	Odessa Junior College District GO	4.000%	8/15/37	2,885	3,287
	Odessa TX GO	3.000%	3/1/33	5,355	5,917
	Odessa TX GO	3.000%	3/1/34	2,685	2,958
	Odessa TX GO	3.000%	3/1/35	2,425	2,663
	Pampa Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,168
	Pasadena Independent School District GO	5.000%	2/15/43	5,000	5,287
	Pasadena Independent School District GO, Prere.	5.000%	2/15/23	5,465	5,801
	Pasadena TX GO	4.000%	2/15/29	1,000	1,108
	Pasadena TX GO	4.000%	2/15/30	1,765	1,955
	Pearland Independent School District GO	5.000%	2/15/26	2,100	2,482
	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,434
	Pearland Independent School District GO	4.000%	2/15/31	3,830	4,316
	Pearland Independent School District GO	5.000%	2/15/31	1,000	1,179
	Pearland TX GO	5.000%	3/1/30	9,575	11,258
	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/34	2,255	2,699
	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/35	1,695	2,024
	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/36	1,700	2,025
	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/37	2,000	2,376
	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/41	2,600	2,856
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	3,130	3,517
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	7,253
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,334
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/33	5,675	6,174

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pflugerville Independent School District GO	5.000%	2/15/23	2,000	2,123
Pflugerville Independent School District GO	5.000%	2/15/31	2,795	3,453
Pflugerville Independent School District GO	5.000%	2/15/32	5,160	6,357
Pflugerville Independent School District GO	5.000%	2/15/37	4,400	5,114
Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,800
Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,479
Plano Independent School District GO	5.000%	2/15/28	12,745	15,089
Port Neches-Groves Independent School District GO	2.000%	2/15/39	2,305	2,236
Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,907
Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,557
Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,821
Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,454
Prosper Independent School District GO	4.000%	2/15/32	3,290	3,895
Prosper Independent School District GO	5.000%	2/15/37	2,270	2,795
Prosper TX GO	4.000%	2/15/31	1,805	2,175
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,145
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	1,158
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	1,055
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	937
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,644
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	1,090
Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	0.070%	11/3/21	15,000	15,000
Red River Education Finance Corp. College & University Revenue VRDO	0.060%	11/3/21	7,500	7,500
Richardson Independent School District GO	5.000%	2/15/29	1,350	1,719
Richardson Independent School District GO	5.000%	2/15/30	1,600	2,075
Richardson Independent School District GO	4.000%	2/15/31	4,000	4,848
Richardson Independent School District GO	3.000%	2/15/37	1,400	1,545
Richardson Independent School District GO	3.000%	2/15/38	1,000	1,101
Richardson Independent School District GO	3.000%	2/15/39	1,000	1,098
Richardson Independent School District GO	3.000%	2/15/41	1,000	1,090
Round Rock Independent School District GO	5.000%	8/1/29	1,255	1,505
Round Rock Independent School District GO	4.000%	8/1/32	5,050	6,069
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	215	234
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	5,453
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	8,474
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,640	2,038
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/33	2,110	2,314
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/35	2,425	2,646
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/36	2,580	2,809
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/37	720	781
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/38	2,805	3,037
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/39	2,985	3,223
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/40	3,125	3,367
San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/41	3,295	3,540
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	20,965	21,217
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	40,320	42,730
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	7,510	7,778
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	905	1,005
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	3,150	3,263
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	14,442
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,725	8,857
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	18,260
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	3,695	4,451
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	13,415
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	2,980
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	13,857
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,296
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,330	1,755
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	1,210	1,585
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,661
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,410	1,841
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	11,856
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	30,005	38,301
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	6,993
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	23,438
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	2,200	2,859
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,763
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,105	5,210
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,875	2,428

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	20,062
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	1,750	2,260
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	6,353
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	4,000	4,043
San Antonio TX GO	5.000%	2/1/23	12,630	13,385
San Antonio TX GO	5.000%	8/1/23	350	379
San Antonio TX GO	5.000%	2/1/24	8,010	8,853
San Antonio TX GO	5.000%	2/1/25	10,000	11,475
San Antonio TX GO	5.000%	2/1/26	4,300	4,751
San Antonio TX GO	5.000%	2/1/26	5,800	6,662
San Antonio TX GO	5.000%	2/1/27	4,915	5,635
San Antonio TX GO	4.000%	8/1/35	9,170	10,825
San Antonio TX GO	4.000%	8/1/35	2,355	2,857
San Antonio TX GO	4.000%	8/1/36	2,235	2,705
San Antonio TX GO	4.000%	8/1/37	5,000	6,039
San Antonio TX GO	3.000%	8/1/38	2,625	2,859
San Antonio TX GO	4.000%	8/1/38	7,560	9,094
San Antonio TX GO	3.000%	8/1/39	2,705	2,941
San Antonio TX GO	4.000%	8/1/39	7,875	9,448
San Antonio TX GO	4.000%	8/1/40	7,690	9,199
San Antonio TX GO	4.000%	8/1/41	3,000	3,584
San Antonio TX GO, Prere.	4.000%	8/1/22	4,395	4,520
San Antonio TX GO, Prere.	4.000%	2/1/24	5,150	5,578
San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,415
San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	1,935
San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,105
San Antonio TX GO, Prere.	5.000%	2/1/24	2,100	2,321
San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	6,400
San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	7,288
San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,750
San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	2,004
San Antonio TX Independent School District GO	5.000%	8/15/30	3,035	3,620
San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,192
San Antonio TX Independent School District GO	5.000%	8/15/32	4,525	5,656
San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,465
San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,459
San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,240
San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,347
San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,648
San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	7,470
San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	8,378
San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	7,762
San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	3,287
San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	5,366
San Antonio Water System Water Revenue	4.000%	5/15/37	1,220	1,451
San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	6,232
San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	4,244
San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	6,729
San Antonio Water System Water Revenue	4.000%	5/15/39	4,750	5,726
San Antonio Water System Water Revenue	4.000%	5/15/40	19,000	20,914
San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	8,039
San Antonio Water System Water Revenue	4.000%	5/15/40	5,050	5,957
San Antonio Water System Water Revenue	4.000%	5/15/41	4,685	5,584
San Jacinto Community College District GO	5.000%	2/15/29	1,400	1,779
San Jacinto Community College District GO	5.000%	2/15/30	700	906
San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,211
San Jacinto Community College District GO	4.000%	2/15/35	750	906
San Jacinto Community College District GO	4.000%	2/15/36	700	842
San Marcos TX GO	5.000%	8/15/26	1,610	1,933
Socorro Independent School District GO	5.000%	8/15/29	4,005	4,894
Socorro Independent School District GO	4.000%	8/15/31	9,000	10,404
Socorro Independent School District GO	4.000%	8/15/32	3,000	3,461
Socorro Independent School District GO	5.000%	8/15/34	4,605	5,727
Socorro Independent School District GO	5.000%	8/15/35	4,435	5,521
Socorro Independent School District GO	5.000%	8/15/36	4,305	5,348
Socorro Independent School District GO	5.000%	8/15/39	9,585	11,853
Socorro Independent School District GO	4.000%	8/15/40	2,000	2,343
South Texas College GO, Prere.	5.000%	8/15/23	955	1,035
Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	5,056

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	946
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	3,016
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	841
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	3,236
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	912
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	1,970
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/31	3,440	3,684
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/32	3,530	3,774
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/33	3,760	4,006
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,518
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	3,096
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	560	675
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	200	245
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/30	500	619
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/31	425	489
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	450	512
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/34	225	255
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/35	225	255
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/36	350	396
	Spring Branch Independent School District GO	5.000%	2/1/26	3,465	4,102
	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	4,186
	Spring Independent School District GO	5.000%	8/15/23	300	325
	Spring Independent School District GO	5.000%	8/15/24	5,145	5,800
	Spring Independent School District GO	5.000%	8/15/25	3,690	4,300
	Spring Independent School District GO	5.000%	8/15/28	7,850	9,109
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,771
	Spring Independent School District GO	5.000%	8/15/29	4,315	5,014
	Spring Independent School District GO	5.000%	8/15/32	6,165	7,142
	Spring Independent School District GO	5.000%	8/15/33	8,565	10,207
	Spring Independent School District GO	5.000%	8/15/34	8,995	10,701
	Spring Independent School District GO	5.000%	8/15/35	6,000	7,125
	Spring Independent School District GO	5.000%	8/15/36	6,915	8,198
	Spring Independent School District GO	5.000%	8/15/37	5,000	5,917
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	724
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,721
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,196
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,706
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,133
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,488
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	935	983
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	925	1,015
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	550	627
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	4,152
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,803
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	4,981
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	7,466
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,619
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	795	1,018
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/31	21,880	23,836
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,852
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	3,189
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	3,311
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,850	2,350
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,025	3,440
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,500	3,977
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,175
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	2,270
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	938
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	3,055	3,256
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,330	1,339
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	14,400	14,400
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	14,775	14,775
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	6,565	6,565
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	5,270	5,270
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	11/3/21	6,075	6,075
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/25	2,320	2,671
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	4,565	5,710

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/29	4,825	6,170
	Tarrant Regional Water District Water Supply System Water Revenue	4.000%	3/1/30	2,735	3,316
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	7,570	8,392
	Texas A&M University College & University Revenue	5.000%	5/15/22	10,935	11,218
	Texas A&M University College & University Revenue	4.000%	5/15/29	10,065	11,422
	Texas A&M University College & University Revenue, Prere.	5.000%	5/15/23	750	805
	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,655
	Texas GO	5.000%	4/1/22	10,290	10,497
	Texas GO	5.000%	4/1/22	14,010	14,291
	Texas GO	5.000%	8/1/22	885	917
	Texas GO	5.000%	8/1/22	200	207
	Texas GO	5.000%	10/1/22	19,055	19,896
	Texas GO	5.000%	10/1/22	7,000	7,309
	Texas GO	5.000%	10/1/23	13,260	14,460
	Texas GO	5.000%	4/1/24	6,230	6,930
	Texas GO	5.000%	10/1/24	2,020	2,250
	Texas GO	5.000%	10/1/24	20,700	23,474
	Texas GO	5.000%	10/1/24	4,000	4,536
	Texas GO	5.000%	4/1/25	3,855	4,447
	Texas GO	5.000%	4/1/25	10,050	11,194
	Texas GO	5.000%	10/1/25	33,710	38,259
	Texas GO	5.000%	10/1/25	5,435	6,373
	Texas GO	5.000%	10/1/25	16,250	19,054
	Texas GO	5.000%	4/1/26	13,560	15,076
	Texas GO	5.000%	10/1/26	8,000	9,059
	Texas GO	5.000%	10/1/27	5,320	6,020
	Texas GO	5.000%	10/1/27	2,000	2,344
	Texas GO	4.000%	10/1/30	3,500	3,848
	Texas GO	5.000%	10/1/30	17,430	21,435
	Texas GO	5.000%	4/1/32	15,000	17,714
	Texas GO	5.000%	10/1/32	12,225	14,984
	Texas GO	5.000%	4/1/33	5,000	5,902
	Texas GO	4.000%	10/1/33	3,500	4,036
	Texas GO	5.000%	10/1/33	7,560	9,263
	Texas GO	5.000%	4/1/34	4,010	4,730
	Texas GO	5.000%	10/1/34	11,795	14,437
	Texas GO	5.000%	4/1/36	13,000	15,315
	Texas GO	5.000%	4/1/36	19,300	22,736
	Texas GO	5.000%	10/1/36	55,945	64,865
	Texas GO	5.000%	4/1/37	8,000	9,413
	Texas GO	5.000%	4/1/38	4,300	5,053
	Texas GO	5.000%	4/1/39	10,450	12,276
	Texas GO VRDO	0.050%	11/3/21	137,190	137,190
[2]	Texas GO VRDO	0.060%	11/3/21	58,650	58,650
	Texas GO VRDO	0.060%	11/3/21	16,970	16,970
	Texas GO VRDO	0.060%	11/3/21	7,005	7,005
	Texas GO VRDO	0.060%	11/3/21	13,340	13,340
	Texas GO VRDO	0.060%	11/3/21	31,985	31,985
	Texas GO VRDO	0.060%	11/3/21	37,165	37,165
	Texas GO VRDO	0.060%	11/3/21	51,320	51,320
	Texas GO VRDO	0.070%	11/3/21	85,295	85,295
	Texas GO VRDO	0.080%	11/3/21	21,005	21,005
	Texas GO VRDO	0.080%	11/3/21	68,370	68,370
	Texas GO, ETM	5.000%	8/1/22	1,000	1,036
	Texas GO, Prere.	4.000%	4/1/24	5,000	5,438
	Texas GO, Prere.	5.000%	4/1/24	32,025	35,598
	Texas GO, Prere.	5.000%	4/1/24	10,015	11,132
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,164
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,736
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	7,196
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	5,065	6,256
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	8,585	10,767
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	17,380	22,097
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	33,880	43,704
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	9,060	11,842
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/21	10,820	10,887
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/22	4,090	4,317
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,650	1,817
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	23,550	27,236

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	5,983
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	1,000	1,253
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,000	13,104
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	5,250	6,243
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	2,855	3,566
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,250	5,039
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	7,702
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,150	10,814
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	14,165
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	17,666
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	11,233
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	9,175	10,776
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	8,214
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	6,370	7,453
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	9,810
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	8,254
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	2,125	2,477
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	8,433
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	6,997
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	190	217
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	8,650	10,021
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	6,750	7,820
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,000	2,279
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,875	4,476
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	2,386
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,853
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,622
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,307
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/32	1,000	1,070
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,814
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	4,091
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,834
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,326
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	2,040
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,785
	Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	765	814
	Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,215	1,294
	Texas Tech University System College & University Revenue	5.000%	2/15/26	1,955	2,315
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	32,628
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/22	14,280	14,566
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	5,610	5,989
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	5,500	6,116
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	35,325	40,047
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	36,395	42,659
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	5,327
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,624
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,030	2,217
	Texas Water Development Board Water Revenue	5.000%	8/1/24	3,435	3,872
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,385	2,709
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,758
	Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	7,200
	Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	6,373
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	3,139
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,710	3,186
	Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	15,603
	Texas Water Development Board Water Revenue	5.000%	8/1/26	3,865	4,655
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	12,116
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	9,588
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	5,065
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	8,375
	Texas Water Development Board Water Revenue	4.000%	10/15/31	2,120	2,442
	Texas Water Development Board Water Revenue	5.000%	10/15/31	5,605	6,960
	Texas Water Development Board Water Revenue	5.000%	10/15/31	8,090	9,470
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,000	8,216
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	6,012
	Texas Water Development Board Water Revenue	4.000%	10/15/33	9,000	10,662
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	4,195
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,230	4,696
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	6,913

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/34	18,500	21,863
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,270	6,944
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	7,035
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	41,933
	Texas Water Development Board Water Revenue	4.000%	10/15/35	9,000	10,287
	Texas Water Development Board Water Revenue	4.000%	10/15/36	8,690	10,236
	Texas Water Development Board Water Revenue	4.000%	10/15/36	3,895	4,444
	Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	5,498
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	6,253
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	6,127
[2,6]	Texas Water Development Board Water Revenue TOB VRDO	0.100%	11/4/21	3,100	3,100
	Tomball Independent School District GO	5.000%	2/15/23	5,000	5,301
	Tomball Independent School District GO	5.000%	2/15/24	10,000	11,074
	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,136
	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,225
	Travis County TX GO	5.000%	3/1/23	4,200	4,467
	Travis County TX GO	5.000%	3/1/27	2,510	2,982
	Travis County TX GO	5.000%	3/1/28	6,180	7,327
	Travis County TX GO	5.000%	3/1/31	5,100	6,454
	Travis County TX GO	5.000%	3/1/33	15,910	20,031
	Travis County TX GO	5.000%	3/1/37	8,930	11,141
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	8,366
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/30	2,845	3,701
[5]	Trinity River Authority Central Regional Wastewater System Sewer Revenue	4.000%	8/1/32	1,800	2,210
[5]	Trinity River Authority Central Regional Wastewater System Sewer Revenue	4.000%	8/1/33	1,550	1,886
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	5,033
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	4,333
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	5,524
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,838
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,889
[5]	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/28	1,715	2,010
[5]	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/29	1,800	2,137
[5]	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/30	1,885	2,258
[5]	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/31	1,990	2,406
	Tyler Independent School District GO	5.000%	2/15/26	1,015	1,163
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	2,929
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,778
	University of Houston College & University Revenue	5.000%	2/15/29	1,210	1,413
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	10,130
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	5,323
	University of Houston College & University Revenue	3.000%	2/15/32	12,375	13,652
	University of Houston College & University Revenue	4.000%	2/15/32	4,875	5,325
	University of Houston College & University Revenue	4.000%	2/15/32	11,375	12,686
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	11,324
	University of Houston College & University Revenue	4.000%	2/15/33	10,000	11,138
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,822
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	11,961
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	16,753
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	17,392
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	4,470
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,205
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,755
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,353
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	3,059
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	2,003
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,435
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	2,187
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,548
	University of Texas System College & University Revenue	5.000%	8/15/22	2,915	3,026
	University of Texas System College & University Revenue	5.000%	8/15/22	1,000	1,038
	University of Texas System College & University Revenue	5.000%	8/15/22	1,550	1,609
	University of Texas System College & University Revenue	5.000%	8/15/22	5,030	5,221
	University of Texas System College & University Revenue	5.000%	8/15/23	9,030	9,799
	University of Texas System College & University Revenue	5.000%	8/15/24	8,235	9,291
	University of Texas System College & University Revenue	5.000%	8/15/24	3,450	3,892
	University of Texas System College & University Revenue	5.000%	8/15/25	3,760	4,391
	University of Texas System College & University Revenue	5.000%	8/15/25	2,950	3,445
	University of Texas System College & University Revenue	5.000%	8/15/25	10,190	11,900
	University of Texas System College & University Revenue	5.000%	8/15/26	5,490	6,608

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Texas System College & University Revenue	5.000%	8/15/26	6,500	7,824
	University of Texas System College & University Revenue	5.000%	8/15/26	6,140	7,391
	University of Texas System College & University Revenue	5.000%	8/15/27	10,045	12,392
	University of Texas System College & University Revenue	5.000%	8/15/27	2,300	2,837
	University of Texas System College & University Revenue	5.000%	8/15/29	2,535	3,107
	University of Texas System College & University Revenue	5.000%	8/15/33	10,495	13,372
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	9,835	10,209
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	4,180	4,339
	Victoria Independent School District GO	5.000%	2/15/24	1,000	1,105
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/29	1,500	1,901
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/31	1,500	1,967
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/32	3,730	4,862
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/33	2,000	2,600
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/34	1,500	1,945
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/35	1,500	1,939
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/36	1,500	1,932
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,387
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,469
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,348
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	1,169
	Waco TX GO	5.000%	2/1/27	2,610	3,174
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,759
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	2,593
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,870
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,992
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,356
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,969
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,442
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,688
	Williamson County TX GO	5.000%	2/15/23	6,000	6,083
	Williamson County TX GO, Prere.	5.000%	2/15/25	7,305	8,346
	Wylie Independent School District GO	5.000%	8/15/32	2,515	3,202
	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,789
	Wylie Independent School District GO	5.000%	8/15/34	1,700	2,155
	Ysleta Independent School District GO	5.000%	8/15/34	1,750	2,079
	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,469
	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,785
					8,241,968
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	7,000	8,490
	Alpine UT School District GO	5.000%	3/15/30	3,450	4,269
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	2,218
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/32	4,080	4,724
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	2,954
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,615
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,458
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/36	3,345	3,848
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,986
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,460	2,816
	Central Utah Water Conservancy District Water Revenue, Prere.	5.000%	10/1/22	4,640	4,842
	Central Utah Water Conservancy District Water Revenue, Prere.	5.000%	10/1/22	250	261
	Grand County School District GO, Prere.	3.000%	7/1/22	410	418
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,156
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,148
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,548
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/36	1,000	1,144
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,649
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/41	3,000	3,414
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	4.000%	7/1/31	1,500	1,875
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/32	1,750	2,379
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/33	2,750	3,796
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/34	3,000	4,194
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/35	1,300	1,842
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/36	800	1,146
	Metropolitan Water District of Salt Lake & Sandy Water Revenue, Prere.	5.000%	7/1/22	2,000	2,064
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	12,985	12,985
	Murray UT Revenue VRDO	0.030%	11/1/21	13,385	13,385
	Nebo School District Local Building Authority Lease (Appropriation) Revenue	5.000%	7/1/22	145	150
	Ogden City UT Sewer & Water Revenue, Prere.	5.000%	6/15/23	100	108

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,327
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,298
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,198
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,298
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,493
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,383
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	2,182
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	2,077
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,560
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,927
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/33	1,120	1,412
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,150	1,447
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,318
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,403
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	2,079
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	1,355	1,586
Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,536
University of Utah College & University Revenue	5.000%	8/1/27	850	1,048
University of Utah College & University Revenue	5.000%	8/1/28	565	713
University of Utah College & University Revenue	5.000%	8/1/28	750	947
University of Utah College & University Revenue	5.000%	8/1/29	555	715
University of Utah College & University Revenue	5.000%	8/1/29	625	806
University of Utah College & University Revenue	5.000%	8/1/30	540	709
University of Utah College & University Revenue	5.000%	8/1/32	1,415	1,847
University of Utah College & University Revenue	5.000%	8/1/33	1,000	1,302
University of Utah College & University Revenue	5.000%	8/1/34	1,500	1,948
University of Utah College & University Revenue	5.000%	8/1/35	1,010	1,310
University of Utah College & University Revenue	5.000%	8/1/35	1,405	1,822
University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,193
University of Utah College & University Revenue	5.000%	8/1/38	3,110	4,005
University of Utah College & University Revenue	4.000%	8/1/39	1,100	1,306
University of Utah College & University Revenue	4.000%	8/1/41	1,200	1,418
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,060	4,223
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,260	4,431
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	840
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,456
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,718
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,549
Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	1,000	1,148
Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/3/21	44,435	44,435
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,316
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,709
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,444
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,421
Utah GO	5.000%	7/1/22	10,115	10,441
Utah GO	5.000%	7/1/23	14,500	15,648
Utah GO	5.000%	7/1/24	5,095	5,727
Utah GO	5.000%	7/1/24	9,000	10,117
Utah GO	5.000%	7/1/25	5,000	5,826
Utah GO	5.000%	7/1/27	2,750	3,396
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/28	350	407
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/30	480	566
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/32	500	584
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/36	345	397
Utah State University College & University Revenue	4.000%	12/1/32	1,295	1,520
Utah State University College & University Revenue	3.000%	12/1/33	1,965	2,117
Utah State University College & University Revenue	3.000%	12/1/34	2,025	2,177
Utah State University College & University Revenue	3.000%	12/1/35	2,085	2,233
Utah Transit Authority Government Securities & Interest Revenue, ETM	5.000%	6/15/37	1,885	2,189
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	4,826
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,632
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,120	3,533
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,814
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	6,411
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,227
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/22	100	103
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,000	2,322
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,593
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,250	2,617

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	7,769
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	5,251
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	12,013
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	12,223
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	8,263
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/30	570	728
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/36	250	296
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/38	275	323
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/40	320	375
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	2,405	2,405
					356,254
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,834
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	4,455
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	2,343
[5]	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	2,950	3,213
	Vermont Educational & Health Buildings Financing Agency College & University Revenue	5.000%	11/1/31	4,130	4,308
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,348
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,470
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,598
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,737
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	3,016
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	3,164
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/34	7,910	9,288
	Vermont GO	5.000%	8/15/24	4,325	4,885
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/25	3,235	3,817
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,804
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	4,410
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,810
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,811
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/31	2,265	2,763
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,858
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,214
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,341
					67,487
Virgin Islands (0.0%)
[6]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	3,178
Virginia (2.2%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	782
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	909
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	901
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	962
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,536
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,542
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,268
	Arlington County VA GO	5.000%	8/15/22	250	260
	Arlington County VA GO	5.000%	6/15/25	4,330	5,041
	Arlington County VA GO	5.000%	8/15/25	2,445	2,862
	Arlington County VA GO	4.000%	6/15/32	8,590	10,313
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/23	1,600	1,651
	Chesapeake VA GO	5.000%	8/1/26	3,670	4,411
	Chesterfield County VA GO	5.000%	1/1/22	100	101
	Commonwealth of Virginia GO	4.000%	6/1/24	10,145	10,746
	Culpeper VA GO	5.000%	8/1/23	150	162
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/1/22	1,500	1,542
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/22	8,045	8,398
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,894
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,259
	Fairfax County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	1,220	1,244
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.050%	11/4/21	7,000	7,000
	Fairfax County VA GO	5.000%	10/1/23	10,000	10,911
	Fairfax County VA GO	4.000%	10/1/25	4,000	4,514

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fairfax County VA GO	5.000%	10/1/25	4,000	4,540
Fairfax County VA GO	5.000%	10/1/25	5,000	5,825
Fairfax County VA GO	5.000%	10/1/26	4,285	4,863
Fairfax County VA GO	4.000%	10/1/27	1,505	1,720
Fairfax County VA GO	4.000%	10/1/30	11,420	13,169
Fairfax County VA GO	5.000%	10/1/30	6,000	7,504
Fairfax County VA GO	4.000%	10/1/31	11,420	13,178
Fairfax County VA GO	5.000%	10/1/31	8,075	10,067
Fairfax County VA GO	4.000%	10/1/32	10,000	11,535
Fairfax County VA GO	5.000%	10/1/33	9,630	12,280
Fairfax County VA GO	5.000%	10/1/38	5,730	7,362
Fairfax County Water Authority Water Revenue, Prere.	5.000%	4/1/22	2,500	2,550
Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/23	2,500	2,694
Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	45,000	53,813
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/37	7,260	8,774
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	46,500	47,987
Hampton VA GO, Prere.	5.000%	4/1/22	200	204
Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	270	294
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,876
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,621
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	562
Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/26	3,205	3,831
James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	248
James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	790	874
James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	1,220
Loudoun County VA GO	5.000%	12/1/25	10,100	11,918
Loudoun County VA GO	5.000%	12/1/25	7,555	8,915
Loudoun County VA GO	3.000%	12/1/32	7,535	8,356
Loudoun County VA GO	3.000%	12/1/33	7,535	8,341
Loudoun County VA GO	3.000%	12/1/34	3,770	4,163
Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,994
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/28	1,805	2,101
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/29	2,030	2,395
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/30	2,605	3,108
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/31	1,500	1,745
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/32	780	904
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/34	1,320	1,523
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/35	1,155	1,330
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/36	1,475	1,693
Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,935
Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	2,030
Newport News VA GO	5.000%	8/1/29	2,970	3,645
Newport News VA GO	4.000%	2/1/30	1,000	1,203
Newport News VA GO, Prere.	5.000%	7/15/22	275	284
Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	4,725	5,934
Norfolk VA GO	5.000%	8/1/30	2,360	2,963
Norfolk VA GO	5.000%	8/1/31	3,850	4,813
Norfolk VA GO	4.000%	3/1/36	1,200	1,455
Norfolk VA GO	4.000%	3/1/40	4,000	4,796
Norfolk VA GO	4.000%	3/1/41	5,715	6,828
Norfolk VA GO, Prere.	5.000%	9/1/24	2,750	3,110
Norfolk VA GO, Prere.	5.000%	9/1/24	5,485	6,204
Norfolk VA GO, Prere.	5.000%	9/1/24	4,410	4,989
Norfolk VA GO, Prere.	5.000%	9/1/24	5,345	6,045
Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,262
Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,262
Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,393
Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,393
Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,262
Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,393
Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,393
Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	4,688
Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	5,315
Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	7,253
Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	5,068
Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	6,936
Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	8,431
Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	8,875
Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,704

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	18,678
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	10,508
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,608
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,424
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,413
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,531
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,652
[6]	Peninsula Town Center Community Development Authority	4.500%	9/1/28	725	772
[6]	Peninsula Town Center Community Development Authority	5.000%	9/1/37	1,750	1,894
	Richmond VA GO, Prere.	5.000%	3/1/23	7,685	8,173
	Richmond VA GO, Prere.	5.000%	3/1/23	9,120	9,699
	Richmond VA GO, Prere.	5.000%	3/1/23	4,525	4,812
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	4,000	4,724
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,040	3,136
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,443
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,475	1,519
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	700	832
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,520	1,796
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,550	1,828
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	11/4/21	16,955	16,955
	Salem VA GO	5.000%	5/1/28	2,450	3,070
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	2,356
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,154
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	2,019
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,776
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,829
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,161
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,898
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,895
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,331
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	884
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,154
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,327
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,389
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	831
	Virginia Beach VA GO	5.000%	5/1/22	4,300	4,403
	Virginia Beach VA GO	5.000%	5/1/23	4,300	4,607
	Virginia Beach VA GO	5.000%	5/1/24	4,300	4,801
	Virginia Beach VA GO	5.000%	7/15/26	5,025	6,044
	Virginia Beach VA Water & Sewer System Water Revenue	5.000%	10/1/25	2,750	3,221
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	1,045	1,058
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	500	506
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	2,495	2,862
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	22,593
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	35,600
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	5,913
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/30	4,080	4,592
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/31	4,300	4,823
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	18,335	20,337
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	20,225	22,643
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	20,710
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	21,035	23,519
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/34	7,000	7,692
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	10,717
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,115	7,800
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	8,690	9,498
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/24	20,605	22,783
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	21,385	24,532
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/29	16,065	18,522
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/34	24,410	27,725
	Virginia College Building Authority College & University Revenue	5.000%	9/1/22	3,630	3,776
	Virginia College Building Authority College & University Revenue	5.000%	9/1/23	100	109
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	5,980	7,192
	Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	5,131
	Virginia College Building Authority College & University Revenue	5.000%	9/1/30	2,210	2,903
	Virginia College Building Authority College & University Revenue	5.000%	9/1/31	2,320	3,109
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	3,248
	Virginia College Building Authority College & University Revenue	4.000%	9/1/36	6,500	7,563
	Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	3,073

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority College & University Revenue, ETM	5.000%	9/1/22	14,370	14,944
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/26	105	126
	Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/23	16,880	17,891
	Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/25	26,555	30,463
	Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/27	19,130	23,309
	Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/28	31,120	38,865
	Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	12,500	15,093
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	24,235	26,402
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	21,370	23,184
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	11,000	11,927
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	10,020	10,756
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	5,059
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	3,015	3,598
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	5,448
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	4,605	5,635
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	6,530
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	7,632
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/30	10,190	11,795
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	12,224
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	7,000	7,580
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,020	12,680
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,855	13,417
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	10,194
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	11,454
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	9,362
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/23	3,520	3,778
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/24	6,845	7,645
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,899
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	6,042
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	9,090
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	21,000	21,543
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	12,560	12,885
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	10,000	10,259
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	10,960
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	4,310
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/29	8,465	10,182
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	2,000	2,400
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/22	2,000	2,036
[12]	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	15,155	17,732
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	17,877
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	12,242
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	15,978
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,040	12,384
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,075	14,962
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN GO, Prere.	5.000%	9/15/22	1,545	1,610
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,790	2,907
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,040	5,251
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,100	2,188
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	1,800	1,875
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,035	5,246
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,000	2,084
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,260	5,480
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/23	190	204
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,269
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	2,150
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,396
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	2,038
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,373
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,695
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	8,500	9,583
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	4,245
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	6,926
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/38	25,000	29,973
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	6,100	7,816
	Virginia Public School Authority Ad Valorem Property Tax Revenue	5.000%	3/1/22	3,780	3,841
	Virginia Public School Authority Appropriations Revenue	5.000%	4/15/24	10,000	11,140
	Virginia Public School Authority Lease (Appropriation) Revenue	5.000%	4/15/23	8,000	8,550
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	25,225	26,136
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	125	130

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	12,240	13,247
Virginia Public School Authority Lease Revenue	5.000%	8/1/24	6,400	7,210
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	2,235	2,602
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	6,420	7,485
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	5,770	6,727
Virginia Public School Authority Lease Revenue	5.000%	3/1/26	5,125	6,076
Virginia Public School Authority Lease Revenue	3.000%	8/1/26	11,935	12,686
Virginia Public School Authority Lease Revenue	5.000%	8/1/29	8,500	10,242
Virginia Public School Authority Lease Revenue	4.000%	3/1/31	5,795	6,810
Virginia Public School Authority Lease Revenue	3.000%	8/1/31	6,010	6,491
Virginia Public School Authority Lease Revenue	5.000%	8/1/31	4,630	5,937
Virginia Public School Authority Lease Revenue	4.000%	3/1/32	5,795	6,792
Virginia Public School Authority Lease Revenue	5.000%	8/1/32	4,775	6,106
Virginia Public School Authority Lease Revenue	3.000%	10/1/33	5,455	6,093
Virginia Public School Authority Lease Revenue	3.000%	8/1/35	3,750	4,173
Virginia Public School Authority Lease Revenue	2.000%	8/1/39	1,510	1,461
Virginia Public School Authority Lease Revenue	2.000%	8/1/40	2,050	1,964
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	8,500	8,875
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	7,870	8,217
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	6,005	6,546
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	9,985	10,884
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/36	1,750	1,934
Virginia Resources Authority Lease Revenue	5.000%	11/1/25	4,710	5,535
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	194
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	110
Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	7,290	7,641
Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	4,290	4,497
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	2,270
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	5,000	5,859
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	7,013
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	5,000	5,832
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,420	27,160
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,457
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,480
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,877
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,451
Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	14,439
				1,896,475
Washington (2.4%)
Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,462
Bellevue WA GO	5.000%	12/1/37	6,265	6,431
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/26	400	481
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/27	700	864
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/28	1,325	1,676
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/29	1,390	1,796
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/30	750	986
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/31	600	803
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/32	650	867
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/33	600	798
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/34	625	829
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/35	700	927
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	957
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	1,053
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/38	575	755
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/39	625	819
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	850
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	912
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,294
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,593
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,471
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,300	1,566
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	3,100
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,940
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	3,291
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	3,089
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,743
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	7,652
Chelan County Public Utility District No. 1 Multiple Utility Revenue	5.000%	7/1/22	2,095	2,162
Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	9,873

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	5,055
Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	3,167
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/22	3,420	3,530
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	3,840	4,143
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,786
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,250	10,332
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/31	10,150	11,332
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	5,025	5,610
Energy Northwest Nuclear Revenue	4.000%	7/1/23	5,725	6,081
Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,840	2,067
Energy Northwest Nuclear Revenue	5.000%	7/1/24	5,520	6,202
Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	46,089
Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,760
Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,168
Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	10,409
Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	7,410
Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	31,720
Energy Northwest Nuclear Revenue	5.000%	7/1/38	42,585	53,305
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	19,010	21,261
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	8,530	8,794
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	3,180	3,703
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	25,541
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	21,123
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	13,010	14,539
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	7,399
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Electric Power & Light Revenue, Prere.	5.000%	7/1/22	155	160
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,195
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,129
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,353
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,773
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,829
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	205
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	295
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	208
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,348
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	13,636
King County School District No. 401 Highline GO	5.000%	12/1/24	7,105	7,465
King County School District No. 401 Highline GO	5.000%	12/1/25	13,000	13,656
King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,810
King County School District No. 405 Bellevue GO	5.000%	12/1/22	3,035	3,192
King County School District No. 405 Bellevue GO	5.000%	12/1/23	4,200	4,613
King County School District No. 411 Issaquah GO	4.000%	12/1/28	11,910	12,559
King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,492
King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,745
King County School District No. 414 Lake Washington GO	5.000%	12/1/21	14,785	14,843
King County WA GO	5.000%	12/1/22	1,320	1,389
King County WA GO	5.000%	12/1/22	960	1,010
King County WA GO VRDO	0.030%	11/1/21	2,000	2,000
King County WA GO, Prere.	5.000%	7/1/22	4,140	4,272
King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,716
King County WA Sewer Revenue	4.000%	7/1/32	5,460	6,201
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,845
King County WA Sewer Revenue	4.000%	7/1/33	12,500	14,173
King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,355
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/32	1,025	1,194
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,805
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	4,008
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	4,036
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,278
North Thurston Public Schools GO	5.000%	12/1/28	1,000	1,270
Pierce County School District No. 10 Tacoma GO	5.000%	12/1/22	150	158
Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	6,500	6,831
Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	12,942
Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	1,096
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,695
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,576
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	3,032
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	2,043

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	1,515	1,702
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,492
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,183
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,120
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	8,650	8,952
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	1,993
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/28	7,485	7,744
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,267
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,595
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	8,000	8,276
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,560	5,753
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	10,076
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/37	6,730	8,073
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	5,116
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	12,222
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	8,042
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/32	9,160	11,368
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	4,584
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	2,483
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/38	5,960	7,183
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/39	5,000	6,001
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,131
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.300%	11/1/26	12,000	12,105
	Seattle WA Water System Water Revenue	5.000%	9/1/23	14,315	14,878
	Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	2,004
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,513
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	4,204
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,793
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	4,131
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/30	3,000	3,349
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/31	3,650	4,070
	Snohomish County School District No. 2 Everett GO	5.000%	12/1/22	175	184
	Snohomish County WA GO	4.000%	12/1/26	3,515	3,710
	Spokane WA Water & Wastewater Water Revenue	3.000%	12/1/26	2,900	3,102
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	10,000	10,453
	Thurston County School District No. 111 Olympia GO	4.000%	12/1/32	3,150	3,670
	University of Washington College & University Revenue	5.000%	12/1/28	955	1,155
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	6,935	7,157
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	11,490	11,857
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	7,500	7,740
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	10,495	10,831
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	5,000	5,160
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	100	103
	Washington COP	5.000%	7/1/36	5,135	6,187
	Washington COP	5.000%	7/1/37	5,385	6,476
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,597
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,735
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,446
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,648
	Washington GO	5.000%	2/1/22	250	253
	Washington GO	5.000%	7/1/22	10,015	10,337
	Washington GO	5.000%	7/1/22	20,110	20,757
	Washington GO	5.000%	7/1/22	23,575	24,334
	Washington GO	5.000%	8/1/22	5,470	5,668
	Washington GO	5.000%	8/1/22	185	192
	Washington GO	5.000%	7/1/23	10,025	10,342
	Washington GO	5.000%	8/1/23	5,435	5,628
	Washington GO	5.000%	8/1/23	385	417
	Washington GO	5.000%	7/1/24	5,135	5,298
	Washington GO	5.000%	7/1/24	3,025	3,396
	Washington GO	5.000%	8/1/24	2,375	2,571
	Washington GO	5.000%	7/1/25	50,585	56,790
	Washington GO	5.000%	8/1/25	10,000	11,659
	Washington GO	5.000%	6/1/26	3,070	3,672
	Washington GO	5.000%	8/1/26	6,175	6,393
	Washington GO	5.000%	8/1/26	12,370	14,866
	Washington GO	4.000%	7/1/27	27,500	28,163
	Washington GO	5.000%	7/1/27	8,655	9,844

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	7/1/27	14,900	16,948
Washington GO	5.000%	7/1/27	5,010	5,699
Washington GO	5.000%	8/1/27	7,495	8,717
Washington GO	5.000%	8/1/27	14,675	18,078
Washington GO	5.000%	6/1/28	3,400	4,271
Washington GO	4.000%	7/1/28	10,000	10,241
Washington GO	4.000%	7/1/28	26,080	26,707
Washington GO	5.000%	7/1/28	19,745	22,452
Washington GO	5.000%	8/1/28	7,050	8,197
Washington GO	5.000%	8/1/28	20,210	23,498
Washington GO	5.000%	6/1/29	3,215	4,122
Washington GO	4.000%	7/1/29	9,000	9,510
Washington GO	5.000%	2/1/30	8,545	9,403
Washington GO	5.000%	2/1/30	13,740	15,666
Washington GO	5.000%	6/1/30	2,800	3,660
Washington GO	5.000%	7/1/30	8,015	9,108
Washington GO	5.000%	7/1/30	6,975	8,186
Washington GO	5.000%	8/1/30	11,495	14,083
Washington GO	5.000%	6/1/31	2,400	3,126
Washington GO	5.000%	6/1/31	5,385	7,163
Washington GO	4.000%	7/1/31	23,685	26,152
Washington GO	5.000%	7/1/31	4,100	4,655
Washington GO	5.000%	7/1/31	12,950	14,703
Washington GO	5.000%	8/1/31	13,860	15,557
Washington GO	5.000%	8/1/31	13,085	16,019
Washington GO	5.000%	8/1/31	32,640	39,959
Washington GO	5.000%	8/1/32	29,775	32,170
Washington GO	5.000%	8/1/32	26,855	32,809
Washington GO	5.000%	8/1/33	6,800	7,347
Washington GO	5.000%	8/1/33	5,020	5,999
Washington GO	5.000%	6/1/34	4,000	5,169
Washington GO	5.000%	8/1/34	11,640	12,574
Washington GO	5.000%	8/1/34	5,015	5,983
Washington GO	5.000%	6/1/35	2,500	3,224
Washington GO	5.000%	6/1/35	9,325	12,273
Washington GO	5.000%	8/1/35	2,530	3,012
Washington GO	5.000%	6/1/36	5,840	7,510
Washington GO	5.000%	6/1/36	2,895	3,798
Washington GO	4.000%	7/1/36	9,085	10,990
Washington GO	5.000%	8/1/36	10,000	12,387
Washington GO	5.000%	6/1/37	4,500	5,772
Washington GO	5.000%	6/1/37	5,000	6,541
Washington GO	5.000%	6/1/37	10,510	13,748
Washington GO	5.000%	8/1/37	10,005	12,367
Washington GO	5.000%	8/1/37	15,000	16,775
Washington GO	5.000%	2/1/38	12,245	13,894
Washington GO	5.000%	6/1/38	3,000	3,840
Washington GO	5.000%	6/1/38	9,275	12,105
Washington GO	5.000%	8/1/38	18,960	23,396
Washington GO	5.000%	8/1/38	16,840	18,818
Washington GO	5.000%	8/1/38	2,000	2,371
Washington GO	5.000%	2/1/39	12,860	14,578
Washington GO	5.000%	6/1/39	3,250	4,150
Washington GO	5.000%	8/1/39	6,110	7,230
Washington GO	5.000%	8/1/42	2,500	3,028
Washington GO, Prere.	5.000%	2/1/22	6,170	6,244
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,055	2,404
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,286
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	3,060
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,339
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	2,048
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,717
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,907
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	550
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,460
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,497
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	3,158
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	5,470
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,481

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	730
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,630
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,991
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	4,353
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	4,448
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,955
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	527
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	5,008
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	4,538
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	3,051
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	2,259
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	420
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,988
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,775	2,228
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,637
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,562
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	289
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	3,150
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,751
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,731
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,947
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	2,181
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,930
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	767
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,496
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	638
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	11,478
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	509
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	23,428
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	635
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	2,105	2,587
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	4,415	5,425
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	6,488
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	950
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,903
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,000	4,899
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,264
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,500	5,493
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,200	1,513
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,259
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,000	7,688
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	7,650	8,693
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,000	9,360
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,500	1,639
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,905
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,164
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,599
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	1,435	1,796
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,777
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	1,243
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	2,200	2,728
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	1,175	1,454
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,513
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	1,232
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,345
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,866
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	5,050
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,955
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	53,899	61,812
[2]	Washington Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	33,000	33,000
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	808
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	42,915	48,951

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	309
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	349
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	305
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	90
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	2,033
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	679
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	1,185
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	1,298
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,776
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	3,340	3,521
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	1,036
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	888
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.050%	11/3/21	6,935	6,935
	Washington State University College & University Revenue	5.000%	10/1/28	1,000	1,254
	Whatcom County School District No. 502 Ferndale GO	5.000%	12/1/23	400	439
					2,105,261
West Virginia (0.5%)
[4]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	2,104
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,458
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,379
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,605
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/22	5,160	5,363
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	4,811
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	7,758
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	5,777
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,644
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,663
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	4,273
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	6,369
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	7,226
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	6,101
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	7,025	8,003
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	8,266
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	8,927
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	9,226
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,847
	West Virginia GO	5.000%	12/1/33	10,060	12,496
	West Virginia GO	5.000%	12/1/35	16,375	20,296
	West Virginia GO	5.000%	6/1/36	14,890	18,424
	West Virginia GO	5.000%	6/1/37	2,940	3,636
	West Virginia GO	5.000%	12/1/37	16,020	20,141
	West Virginia GO	5.000%	6/1/38	13,920	17,456
	West Virginia GO	5.000%	12/1/38	16,835	21,112
	West Virginia GO	5.000%	6/1/39	17,255	21,595
	West Virginia GO	5.000%	12/1/39	17,685	22,133
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,039
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,895
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,529
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,893
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,039
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,862
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,040
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	2,020
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	2,066
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	2,289
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,478
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,879
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	3,416
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,545
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,437
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	3,329
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,854
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,742
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,522
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,451

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,904
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	6,558
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	7,966
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	4,022
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,736
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,520	5,616
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	9,772
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	4,019
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	5,051
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,364
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,496
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	1,010	1,246
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,499
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,843
West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	2,302
West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	5,500	6,483
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	3,088
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	3,327
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,560
West Virginia University College & University Revenue PUT	5.000%	10/1/29	23,525	29,579
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	3,075
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/31	3,435	3,836
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	4,116
				430,872
Wisconsin (1.6%)
Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	2,134
Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,257
Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,256
Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,691
Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,691
Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,690
Dane County WI GO	2.000%	4/1/29	320	335
Dane County WI GO	2.000%	4/1/30	265	276
Eau Claire County WI GO	5.000%	9/1/29	1,055	1,347
Eau Claire County WI GO	4.000%	9/1/30	1,140	1,382
Eau Claire County WI GO	4.000%	9/1/31	3,560	4,362
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	4,090
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	4,234
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	4,395
Madison WI Area Technical College GO	5.000%	3/1/22	4,055	4,119
Madison WI Area Technical College GO	5.000%	3/1/23	4,345	4,618
Madison WI Area Technical College GO	4.000%	3/1/24	4,590	4,978
Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,346
Madison WI Area Technical College GO	4.000%	3/1/27	5,340	6,230
Madison WI Area Technical College GO	4.000%	3/1/28	5,530	6,447
Madison WI GO	4.000%	10/1/26	6,540	7,558
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	6,004
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	13,267
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	17,105
Milwaukee Metropolitan Sewerage District GO	5.250%	10/1/22	2,690	2,814
Milwaukee WI GO	5.000%	4/1/29	7,000	8,881
Milwaukee WI GO	5.000%	4/1/29	6,105	7,746
Milwaukee WI GO	5.000%	4/1/29	8,810	11,177
Milwaukee WI GO	5.000%	4/1/30	8,820	11,403
Milwaukee WI GO	5.000%	4/1/31	3,070	3,947
Milwaukee WI GO	4.000%	4/1/32	6,100	6,881
Milwaukee WI GO	3.000%	4/1/33	4,825	5,149
Milwaukee WI GO	3.000%	4/1/34	4,825	5,148
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/22	1,000	1,028
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/34	1,175	1,535
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/35	825	1,076
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	813
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	2,360
Neenah Joint School District GO	3.000%	3/1/30	4,600	5,035
Neenah Joint School District GO	3.000%	3/1/32	1,500	1,621
Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,170
Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,327
Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	4,043
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	350	360

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	280	301
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,459
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	7,214
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	5,575
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,695	5,580
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	7,930
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,595	3,112
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,251
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,884
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,271
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	312
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,475	1,777
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	954
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	8,710
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,802
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	200	253
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,585	3,149
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	947
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,788
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	383
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	912
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	4,294
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	400	506
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	628
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	11,749
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,925
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	770
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	600	752
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,310	1,493
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,925
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	700	875
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,871
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,673
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	782
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	909
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,523
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	8,119
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	442
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,249
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	4,865	5,683
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	446
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	504
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,362
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	513
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	7,874
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	654
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,458
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	7,123
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	427
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	759
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,643
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	9,378
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,340
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	931
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	11,845	14,362
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	11/1/21	3,900	3,900
[7]	Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue, ETM	5.500%	12/15/22	5,000	5,292
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	1,253
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,622
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,470
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,813
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	17,200	17,200
	Verona Area School District GO	5.000%	4/1/26	3,485	4,140
	West De Pere School District GO	5.000%	4/1/30	3,820	4,745
	West De Pere School District GO	4.000%	4/1/31	3,245	3,774
	Wisconsin Appropriations Revenue	5.000%	5/1/28	2,500	3,056
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	896
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	335
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	905

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	492
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,350	1,075
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	803
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	1,073
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	1,171
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,843
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	996
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,430
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	1,090
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	2,146
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	1,013
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,634
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,777
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,624
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	3,032
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	3,315
	Wisconsin Clean Water Fund Leveraged Loan Portfolio Water Revenue, ETM	5.000%	6/1/22	390	401
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/23	1,000	1,079
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	5,230	5,879
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	6,406
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/26	2,000	2,404
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	7,020	8,377
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	13,325	16,275
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	6,000	7,145
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	7,740	9,209
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	8,125	9,654
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	8,530	10,119
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/35	1,500	1,936
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,971
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	5,000	5,160
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	4,440	4,990
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,700	4,158
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,085	3,467
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/35	6,435	7,428
	Wisconsin GO	5.000%	11/1/23	2,620	2,865
	Wisconsin GO	5.000%	5/1/25	2,150	2,480
	Wisconsin GO	5.000%	5/1/27	4,000	4,537
	Wisconsin GO	5.000%	5/1/28	4,500	5,619
	Wisconsin GO	5.000%	11/1/28	30,170	36,808
	Wisconsin GO	5.000%	5/1/29	16,840	19,412
	Wisconsin GO	5.000%	5/1/29	4,000	5,106
	Wisconsin GO	5.000%	11/1/29	3,210	3,914
	Wisconsin GO	5.000%	5/1/30	7,760	8,948
	Wisconsin GO	5.000%	5/1/30	1,920	2,459
	Wisconsin GO	5.000%	5/1/31	2,000	2,602
	Wisconsin GO	5.000%	11/1/31	5,150	6,249
	Wisconsin GO	4.000%	5/1/32	12,500	14,408
	Wisconsin GO	5.000%	5/1/32	5,025	5,781
	Wisconsin GO	5.000%	5/1/32	9,870	12,243
	Wisconsin GO	4.000%	5/1/33	11,520	13,257
	Wisconsin GO	5.000%	5/1/33	10,475	12,399
	Wisconsin GO	5.000%	5/1/33	10,340	12,811
	Wisconsin GO	5.000%	5/1/34	5,000	5,732
	Wisconsin GO	5.000%	5/1/34	12,500	14,772
	Wisconsin GO	5.000%	5/1/34	11,020	13,023
	Wisconsin GO	5.000%	5/1/34	11,905	14,387
	Wisconsin GO	5.000%	5/1/34	7,000	8,666
	Wisconsin GO	4.000%	11/1/34	4,000	4,591
	Wisconsin GO	5.000%	5/1/35	13,090	15,006
	Wisconsin GO	5.000%	5/1/35	15,040	17,759
	Wisconsin GO	5.000%	5/1/35	10,600	12,517
	Wisconsin GO	5.000%	5/1/36	24,590	28,180
	Wisconsin GO	5.000%	5/1/36	21,325	24,438
	Wisconsin GO	5.000%	5/1/36	15,830	18,662
	Wisconsin GO	5.000%	5/1/36	11,195	13,197
	Wisconsin GO	5.000%	5/1/36	14,385	17,332
	Wisconsin GO	5.000%	5/1/37	12,500	15,034
	Wisconsin GO	5.000%	5/1/38	11,000	13,205
	Wisconsin GO, Prere.	5.000%	5/1/22	1,400	1,434

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO, Prere.	5.000%	5/1/22	2,060	2,109
	Wisconsin GO, Prere.	5.000%	5/1/22	1,715	1,756
	Wisconsin GO, Prere.	5.000%	5/1/22	110	113
	Wisconsin GO, Prere.	5.000%	5/1/22	40	41
	Wisconsin GO, Prere.	5.000%	5/1/22	7,405	7,583
	Wisconsin GO, Prere.	5.000%	5/1/22	2,835	2,903
	Wisconsin GO, Prere.	5.000%	5/1/22	600	614
	Wisconsin GO, Prere.	5.000%	5/1/23	9,000	9,642
	Wisconsin GO, Prere.	5.000%	5/1/23	5,055	5,415
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	700	730
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,865	1,941
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,500	1,560
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,297
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	1,660	1,726
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	13,191
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	7,602
[2]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.030%	11/1/21	11,410	11,410
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,188
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	1,037
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	1,123
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,545
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,780
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,868
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	1,106
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	1,116
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,967
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	2,252
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,075	1,320
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	770	909
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	184
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,235	1,295
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	1,023
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,680
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	13,762
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	220
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,420
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	977
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	13,629
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	256
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,695
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	9,597
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	3,122
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	350
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	6,911
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,852
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	380
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,977
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,806
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	5,754
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	6,144
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	9,121
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	834
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,835
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,765
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,870	1,966
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	474
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,457
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	57,289
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,728
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	8,141
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,411
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	38,835	43,983
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	881
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	4,356
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	6,472
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	17,075	19,323
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,984
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,384
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	5,250

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	3,055
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,910	6,736
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	6,099
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,600	11,015
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/40	10,000	10,129
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	3,420	3,969
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	3,095	3,582
[2,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	11/4/21	10,890	10,890
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	11/1/21	45,000	45,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,950	6,174
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	2,715	2,950
[2]	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue VRDO	0.060%	11/3/21	15,800	15,800
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	500	500
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	350	349
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	11/4/21	5,430	5,430
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/32	4,000	4,296
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/33	3,550	3,812
					1,441,956
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	299
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	250	302
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	361
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	330
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	299
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	298
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	238
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	166
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	189
	Lincoln County WY Resource Recovery Revenue VRDO	0.030%	11/1/21	1,080	1,080
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	24,572
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/25	1,000	1,143
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,244
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,262
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,341
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,274
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,760
					36,158
Total Tax-Exempt Municipal Bonds (Cost $83,396,083)					87,312,481

Intermediate-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[18]	Vanguard Municipal Cash Management Fund (Cost $1,177,765)	0.043%	11,776,088	1,177,844
Total Investments (100.5%) (Cost $84,573,848)				88,490,325
Other Assets and Liabilities—Net (-0.5%)				(431,896)
Net Assets (100%)				88,058,429
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2021.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $1,369,053,000, representing 1.6% of net assets.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Step bond.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Securities with a value of $18,671,000 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
17	Non-income-producing security—security in default.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2021	9,178	1,117,422	(14,580)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(3,919)	(568,377)	12,464
Ultra Long U.S. Treasury Bond	December 2021	(1,523)	(299,127)	2,390
				14,854
				274

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $83,396,083)	87,312,481
Affiliated Issuers (Cost $1,177,765)	1,177,844
Total Investments in Securities	88,490,325
Investment in Vanguard	2,989
Cash	1,018
Receivables for Investment Securities Sold	44,758
Receivables for Accrued Income	950,799
Receivables for Capital Shares Issued	69,344
Other Assets	586
Total Assets	89,559,819
Liabilities
Payables for Investment Securities Purchased	1,366,056
Payables for Capital Shares Redeemed	88,142
Payables for Distributions	42,068
Payables to Vanguard	3,585
Variation Margin Payable—Futures Contracts	1,539
Total Liabilities	1,501,390
Net Assets	88,058,429
At October 31, 2021, net assets consisted of:

Paid-in Capital	84,078,457
Total Distributable Earnings (Loss)	3,979,972
Net Assets	88,058,429

Investor Shares—Net Assets
Applicable to 234,307,085 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,434,882
Net Asset Value Per Share—Investor Shares	$14.66

Admiral Shares—Net Assets
Applicable to 5,772,512,319 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	84,623,547
Net Asset Value Per Share—Admiral Shares	$14.66

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Interest[1]	1,916,228
Total Income	1,916,228
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,876
Management and Administrative— Investor Shares	5,362
Management and Administrative— Admiral Shares	61,641
Marketing and Distribution— Investor Shares	251
Marketing and Distribution— Admiral Shares	3,017
Custodian Fees	406
Auditing Fees	34
Shareholders’ Reports—Investor Shares	47
Shareholders’ Reports—Admiral Shares	308
Trustees’ Fees and Expenses	23
Total Expenses	78,965
Net Investment Income	1,837,263
Realized Net Gain (Loss)
Investment Securities Sold[1]	155,789
Futures Contracts	(12,041)
Realized Net Gain (Loss)	143,748
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(150,355)
Futures Contracts	(10,214)
Change in Unrealized Appreciation (Depreciation)	(160,569)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,820,442
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $481,000, $0, $25,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,837,263	1,846,164
Realized Net Gain (Loss)	143,748	45,742
Change in Unrealized Appreciation (Depreciation)	(160,569)	689,755
Net Increase (Decrease) in Net Assets Resulting from Operations	1,820,442	2,581,661
Distributions
Investor Shares	(74,059)	(85,197)
Admiral Shares	(1,762,728)	(1,755,038)
Total Distributions	(1,836,787)	(1,840,235)
Capital Share Transactions
Investor Shares	(25,767)	(200,627)
Admiral Shares	9,541,120	6,743,894
Net Increase (Decrease) from Capital Share Transactions	9,515,353	6,543,267
Total Increase (Decrease)	9,499,008	7,284,693
Net Assets
Beginning of Period	78,559,421	71,274,728
End of Period	88,058,429	78,559,421

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.64	$14.46	$13.67	$14.17	$14.31
Investment Operations
Net Investment Income[1]	.311	.348	.380	.390	.385
Net Realized and Unrealized Gain (Loss) on Investments	.020	.180	.791	(.502)	(.140)
Total from Investment Operations	.331	.528	1.171	(.112)	.245
Distributions
Dividends from Net Investment Income	(.311)	(.348)	(.381)	(.388)	(.385)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.311)	(.348)	(.381)	(.388)	(.385)
Net Asset Value, End of Period	$14.66	$14.64	$14.46	$13.67	$14.17
Total Return[2]	2.26%	3.69%	8.65%	-0.80%	1.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,435	$3,457	$3,620	$3,427	$4,040
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.39%	2.67%	2.81%	2.73%
Portfolio Turnover Rate	18%	16%	8%	15%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.64	$14.46	$13.67	$14.17	$14.31
Investment Operations
Net Investment Income[1]	.322	.360	.391	.401	.399
Net Realized and Unrealized Gain (Loss) on Investments	.021	.179	.791	(.502)	(.140)
Total from Investment Operations	.343	.539	1.182	(.101)	.259
Distributions
Dividends from Net Investment Income	(.323)	(.359)	(.392)	(.399)	(.399)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.323)	(.359)	(.392)	(.399)	(.399)
Net Asset Value, End of Period	$14.66	$14.64	$14.46	$13.67	$14.17
Total Return[2]	2.34%	3.77%	8.73%	-0.72%	1.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84,624	$75,103	$67,655	$54,714	$52,001
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.17%	2.48%	2.75%	2.89%	2.83%
Portfolio Turnover Rate	18%	16%	8%	15%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual

Intermediate-Term Tax-Exempt Fund
commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $2,989,000, representing less than 0.01% of the fund’s net assets and 1.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	87,312,481	—	87,312,481
Temporary Cash Investments	1,177,844	—	—	1,177,844
Total	1,177,844	87,312,481	—	88,490,325
Derivative Financial Instruments
Assets
Futures Contracts[1]	14,854	—	—	14,854
Liabilities
Futures Contracts[1]	14,580	—	—	14,580
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	10,346
Total Distributable Earnings (Loss)	(10,346)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	21,228
Undistributed Tax-Exempt Income	41,928
Undistributed Long-Term Gains	80,433
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	3,878,451
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	1,836,787	1,840,235
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	1,836,787	1,840,235
*	Includes short-term capital gains, if any.

Intermediate-Term Tax-Exempt Fund
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	84,611,874
Gross Unrealized Appreciation	4,046,536
Gross Unrealized Depreciation	(168,085)
Net Unrealized Appreciation (Depreciation)	3,878,451
E.	During the year ended October 31, 2021, the fund purchased $25,517,162,000 of investment securities and sold $15,263,192,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2021, such purchases were $1,756,700,000 and sales were $1,556,090,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	804,090	54,265	861,591	59,236
Issued in Lieu of Cash Distributions	62,668	4,235	71,634	4,920
Redeemed	(892,525)	(60,275)	(1,133,852)	(78,357)
Net Increase (Decrease)—Investor Shares	(25,767)	(1,775)	(200,627)	(14,201)
Admiral Shares
Issued	19,606,809	1,323,094	19,621,151	1,349,803
Issued in Lieu of Cash Distributions	1,260,766	85,213	1,246,680	85,610
Redeemed	(11,326,455)	(764,837)	(14,123,937)	(984,607)
Net Increase (Decrease)—Admiral Shares	9,541,120	643,470	6,743,894	450,806
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Long-Term Tax-Exempt Fund Investor Shares	3.67%	3.96%	4.56%	$15,617
Bloomberg Municipal Bond Index	2.64	3.41	3.88	14,627

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Long-Term Tax-Exempt Fund Admiral Shares	3.75%	4.04%	4.65%	$78,740
Bloomberg Municipal Bond Index	2.64	3.41	3.88	73,136
See Financial Highlights for dividend and capital gains information.

Long-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2021
New York	15.0%
California	11.6
Texas	7.3
Pennsylvania	5.9
Illinois	5.3
Florida	5.3
New Jersey	3.9
Ohio	3.8
Massachusetts	3.4
Michigan	3.1
Georgia	2.5
Maryland	2.3
Colorado	2.2
District of Columbia	1.8
Tennessee	1.7
Alabama	1.7
South Carolina	1.7
Arizona	1.6
Missouri	1.5
North Carolina	1.5
Oregon	1.3
Wisconsin	1.3
Virginia	1.3
Indiana	1.1
Minnesota	1.0
Other	10.9
The table reflects the fund’s investments, except for short-term investments and derivatives.

Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.1%)
Alabama (1.7%)
	Alabama GO	4.000%	11/1/30	6,195	6,988
	Alabama GO	4.000%	11/1/31	6,445	7,272
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,449
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,035	2,677
	Auburn University College & University Revenue	5.000%	6/1/48	10,000	12,243
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	383
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	416
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	812
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,659
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,010	6,105
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	7,145	8,707
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	26,787
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	5,000	5,695
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	4,000	4,263
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	15,095	17,235
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	28,915	35,154
[3]	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,856
[3]	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,768
	Huntsville AL GO	5.000%	5/1/32	3,190	3,910
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	5,000	5,740
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	735
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	709
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	806
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	634
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	749
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,000	3,621
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,029
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	11,606
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	17,894
[4,5]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	12,500	12,880
[5]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/23	0.000%	10/1/46	1,100	1,131
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	4,200	4,711
	Montgomery AL GO	5.000%	12/1/33	475	620
	Selma Industrial Development Board Industrial Revenue	5.375%	12/1/35	2,000	2,007
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,115	5,498
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,841
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	25,300	29,526
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	7,040	8,489
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	5,350
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,210
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,232
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,204
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	901
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,722
					282,224
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	6,620	7,687
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	1,000	1,208
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	3,995	4,639
					13,534
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,475
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	5,062

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	505	557
[6]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,669
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/51	490	533
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	875	944
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	1,375	1,440
[3]	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,183
[3]	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,181
[3]	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	589
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,250
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,960	2,476
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	2,000	2,610
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,331
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,400
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,649
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,390
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,793
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	3,500	4,137
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	5,451
	Arizona State University College & University Revenue	5.000%	7/1/37	1,000	1,113
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	5,156
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	13,287
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	3,770	3,656
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,674
	Glendale IDA Student Loan Revenue	5.000%	5/15/29	500	633
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,338
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	535
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	659
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,544
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,789
[6]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,991
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/55	11,535	12,733
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	6,000
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,869
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	5,945
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	649
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	416
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	592
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	709
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/38	750	886
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/39	600	709
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	241
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	241
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	300
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	298
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/40	500	592
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	8,238
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	6,512
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	3,025	3,414
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	7,060	8,625
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	3,845
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/32	3,000	3,736
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,654
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,518
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,601
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,738
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	4,131
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	4,235
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	4,415
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,504
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,150
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	1,155	1,473
[3]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	7,500	9,636
[3]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	13,000	16,980
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,752
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	12,367
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	12,312
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,517
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	820	1,004
	University of Arizona College & University Revenue	5.000%	6/1/33	1,880	2,474

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Arizona College & University Revenue	5.000%	6/1/34	1,500	1,969
	University of Arizona College & University Revenue	5.000%	6/1/35	1,655	2,168
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,958
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,910
	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	4,157
	University of Arizona College & University Revenue	5.000%	6/1/39	4,000	5,183
	University of Arizona College & University Revenue	5.000%	6/1/40	2,000	2,586
	University of Arizona College & University Revenue	5.000%	6/1/41	2,000	2,579
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,952
					263,968
Arkansas (0.1%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	550	547
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,904
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/33	1,895	2,088
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/34	2,360	2,600
	University of Arkansas College & University Revenue	5.000%	11/1/31	2,170	2,396
	University of Arkansas College & University Revenue	5.000%	11/1/32	2,855	3,150
					15,685
California (11.3%)
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	4,262
[8]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/31	8,450	7,077
[8]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	12,130	9,648
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,158
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/29	8,300	9,110
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	6,715	7,688
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	4,855	5,525
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	14,260	17,127
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,500	4,026
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	16,565
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,000	15,830
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	4,215
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,146
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	34
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,416
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,022
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	8,831
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	14,000	15,916
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	6,050	9,007
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,000	4,504
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,550	20,790
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/49	5,000	5,798
	California GO	5.000%	10/1/29	5,000	5,657
	California GO	5.000%	10/1/30	12,600	14,249
	California GO	5.000%	9/1/31	15,050	18,139
[4]	California GO	5.250%	8/1/32	6,010	8,230
	California GO	5.000%	3/1/33	3,000	3,869
	California GO	5.000%	4/1/33	5,545	6,139
	California GO	4.000%	8/1/33	5,000	5,712
	California GO	5.000%	8/1/33	16,100	19,330
	California GO	5.000%	8/1/34	5,025	5,822
	California GO	5.000%	8/1/35	1,170	1,403
	California GO	5.000%	9/1/35	13,255	15,938
	California GO	4.000%	3/1/36	2,000	2,369
	California GO	5.000%	9/1/36	3,250	3,377
	California GO	3.000%	10/1/36	5,400	5,866
	California GO	3.000%	10/1/37	4,750	5,132
	California GO	3.000%	11/1/40	4,500	4,866
	California GO	5.000%	9/1/41	5,000	6,524
	California GO	3.000%	11/1/41	5,500	5,932
	California GO	4.000%	11/1/41	6,750	7,578
	California GO	5.000%	9/1/42	11,360	11,799
	California GO	5.000%	2/1/43	5,500	5,807
	California GO	5.000%	4/1/43	1,000	1,063
	California GO	5.000%	11/1/43	5,075	5,527
	California GO	5.000%	12/1/43	8,250	9,015
	California GO	5.000%	8/1/45	7,280	8,377
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,154
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	4,396

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	5,000	5,617
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,334
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,600	2,960
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	10,000	11,458
[3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,000	3,417
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,555	1,852
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	10,435	10,961
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	4,965	5,835
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,633
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	5,000	6,059
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	8,000	9,694
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	17,200
[3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	19,260	21,779
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	20,000	23,451
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	10,000	10,378
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	29,100	34,413
	California Housing Finance Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,995	8,276
	California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	3,967	4,571
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	13,800	14,627
[9]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.400%	8/1/24	1,500	1,505
[9]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.750%	6/1/26	1,000	1,016
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/31	2,075	2,415
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,235	2,600
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	8,822
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,560	5,370
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,888
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,100	5,963
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,630	6,268
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	8,042
[3]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	1,500	1,935
[3]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,930
[3]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,284
[3]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	2,000	2,561
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	1,500	1,765
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,452
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/31	1,000	1,287
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	7,972
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,785
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	1,916
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	14,997
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,240
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,250	1,486
[3]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	1,020	1,262
[3]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	610	694
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,462
	California State University College & University Revenue	5.000%	11/1/36	6,010	7,313
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,313
	California State University College & University Revenue	5.000%	11/1/38	2,100	2,449
	California State University College & University Revenue	5.000%	11/1/42	5,000	6,050
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,713
	California State University College & University Revenue	5.000%	11/1/45	1,020	1,195
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	24,250	24,730
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	705	815
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	3,033
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	4.000%	7/1/48	4,000	4,463
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	10,739
[4]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	7,080
	Castro Valley Unified School District GO	4.000%	8/1/46	5,250	5,919
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	5,000	5,758
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	3,964
[4]	Charter Oak Unified School District GO, Prere.	5.000%	8/1/25	5,270	6,142
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,050	1,214
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,613
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,269
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	997
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	3,047
	Clovis Unified School District GO, Prere.	5.000%	8/1/23	2,390	2,588

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	10,000	9,944
	Coast Community College District GO	3.000%	8/1/39	4,300	4,622
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	6,625	7,755
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,500	1,630
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	5,462
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	2,000	1,848
[4]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,957
	El Camino Community College District Foundation GO	4.000%	8/1/41	7,000	7,912
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,480	1,643
	Elk Grove Unified School District GO	4.000%	8/1/48	21,670	24,198
	Escondido CA GO	5.000%	9/1/32	3,855	4,470
	Escondido CA Union School District GO	4.000%	8/1/47	7,500	8,455
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,477
	Foothill-De Anza Community College District GO	4.000%	8/1/35	2,000	2,261
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,799
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	830
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	2,070
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,652
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	1,645	1,857
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,155	1,382
	Fresno Unified School District GO	3.000%	8/1/55	6,500	6,764
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	10,840
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,842
	Gilroy Unified School District GO	4.000%	8/1/46	2,000	2,245
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,083
	Glendale CA Community College District GO	5.000%	8/1/37	1,750	2,123
	Grossmont Union High School District GO	4.000%	8/1/29	1,775	2,024
	Grossmont Union High School District GO	4.000%	8/1/30	1,750	1,994
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	2,025	2,313
[4]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	5,855	6,785
	Hartnell CA Community College District GO	3.000%	8/1/48	3,000	3,146
[1]	Hayward Unified School District GO	4.000%	8/1/43	8,500	9,745
[4]	Hayward Unified School District GO	4.000%	8/1/45	12,000	13,867
[1]	Hayward Unified School District GO	4.000%	8/1/48	6,100	6,950
[4]	Hayward Unified School District GO	4.000%	8/1/50	18,000	20,681
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/44	1,200	1,384
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	3,149
[1]	Jefferson Union High School District GO	5.000%	8/1/31	3,265	3,778
	Kern Community College District GO	3.000%	8/1/46	10,000	10,589
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	4,604
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	4,987
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,706
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	459
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	7,349
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	654
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	4,090	4,732
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,815	5,569
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	7,600	8,725
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	11,434
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	10,256
[3]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,452
[3]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,000	1,255
[3]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	2,220	2,778
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	10,500	12,357
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	4,800	4,764
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	5,377
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	8,223
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	7,399
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,000	2,598
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,000	2,589
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	4,517
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,000	8,286
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	4,502
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,924
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,555	1,739
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,793

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	7,573
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	9,000	9,281
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	5,000	5,974
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,220	6,071
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	8,589
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	4,560	5,174
[3]	Los Angeles Unified School District GO	4.000%	7/1/46	6,885	8,120
[1]	Lynwood CA Unified School District GO	3.000%	8/1/48	3,500	3,689
	Martinez Unified School District GO	4.000%	8/1/48	9,020	10,179
	Mesa Water District COP	4.000%	3/15/40	325	384
[9]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	1,500	1,500
[9]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	1,000	1,000
[9]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	1,500	1,500
[7]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	2,470	2,609
	Monterey Peninsula Unified School District GO	4.000%	8/1/41	5,000	5,595
	Monterey Peninsula Unified School District GO	4.000%	8/1/45	2,115	2,354
[5]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,025	3,550
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	350	408
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	5,591
	Newport Beach CA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	12/1/21	3,500	3,517
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,520	6,557
	Oakland CA GO	5.000%	1/15/35	4,105	4,727
[4]	Oakland Unified School District GO	5.000%	8/1/30	1,000	1,161
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	1,335	1,585
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	1,000	1,184
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,000	1,181
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,000	1,180
	Oxnard Union High School District GO	5.000%	8/1/45	2,505	3,073
	Palomar Health GO	0.000%	8/1/37	5,415	3,605
[10]	Palomar Health GO	7.000%	8/1/38	10,000	13,912
[4]	Pittsburg Unified School District GO	4.000%	8/1/46	875	1,011
[4]	Pittsburg Unified School District GO	4.000%	8/1/51	1,000	1,151
	Poway Unified School District GO	0.000%	8/1/51	20,000	8,272
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,870	6,866
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,555	6,497
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/25	8,330	9,886
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/25	10,000	11,868
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,881
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,494
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/44	3,000	3,255
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,250	1,436
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	2,435	2,765
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/48	1,000	1,085
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/49	4,000	4,614
[8]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	14,167
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	3,750	4,390
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	8,330	9,268
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,250	2,361
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	3,750	4,105
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,842
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,428
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	10,062
	San Diego CA Unified School District GO	4.000%	7/1/45	9,000	9,970
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,291
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,000	1,200
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	5,450	5,848
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,600	1,952
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	6,000	7,706
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,633
	San Dieguito Union High School District GO	4.000%	8/1/42	7,805	8,979
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	4,960	5,607
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	1,820	2,057
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,464
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,384
[2,6]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.460%	11/4/21	25,000	25,000

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	7,675	8,847
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	9,902
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	9,021
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	9,870
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	7,464
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,000	2,212
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	7,000	8,193
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	9,700	11,599
	San Francisco Community College District GO	3.000%	6/15/45	3,850	4,039
	San Francisco Community College District GO	4.000%	6/15/45	4,665	5,342
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	5,000	5,865
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	4,387
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,177
	San Francisco Unified School District GO	4.000%	6/15/36	2,505	2,942
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	2,137
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	2,123
[4]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,347
[4]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,288
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	9,250	9,007
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	1,400	1,569
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	1,650	1,837
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	3,750	4,153
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,343
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	4,640	4,930
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,925
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	6,240	7,081
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,522
	San Ramon Valley CA Unified School District GO	4.000%	8/1/25	2,200	2,491
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,904
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	2,635	3,046
	Santa Ana Unified School District GO	4.000%	8/1/48	1,430	1,633
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,698
	Santa Clara Unified School District GO	4.000%	7/1/41	10,000	11,349
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/50	6,000	6,967
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	5,051
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	5,991
[4]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,837
[4]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,311
	Solano County Community College District GO	3.000%	8/1/50	3,000	3,132
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	7,800	9,123
	State Center Community College District GO	3.000%	8/1/39	2,600	2,832
	State Center Community College District GO	3.000%	8/1/41	5,250	5,652
[3,4]	Stockton Unified School District GO	4.000%	8/1/39	1,715	2,030
[4]	Stockton Unified School District GO	5.000%	8/1/42	4,650	5,192
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	5,000	5,760
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	7,800	8,917
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,207
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,464
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,590
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,904
	United Water Conservation District COP	4.000%	10/1/50	2,150	2,492
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,521
	University of California College & University Revenue	5.000%	5/15/35	10,045	12,214
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,354
	University of California College & University Revenue	5.000%	5/15/38	20,025	21,437
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,232
[3]	University of California College & University Revenue	5.000%	5/15/38	2,000	2,619
	University of California College & University Revenue	5.250%	5/15/38	10,000	11,170
[3]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,305
	University of California College & University Revenue	4.000%	5/15/40	4,265	5,089
[3]	University of California College & University Revenue	5.000%	5/15/40	2,000	2,604
[3]	University of California College & University Revenue	5.000%	5/15/41	2,000	2,592
	University of California College & University Revenue	5.000%	5/15/44	2,820	3,119
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,649
	University of California College & University Revenue	4.000%	5/15/47	9,000	10,136
	University of California College & University Revenue	4.000%	5/15/47	35,000	40,713

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	4.000%	5/15/50	6,500	7,542
	University of California College & University Revenue	3.000%	5/15/51	25,035	26,414
	University of California College & University Revenue	5.000%	5/15/58	15,000	18,234
	University of California College & University Revenue, Prere.	5.000%	5/15/24	1,180	1,319
	Vacaville Unified School District GO	4.000%	8/1/45	1,000	1,159
	Vallecitos Water District COP	2.250%	8/1/46	2,000	1,851
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	5,894
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,767
	West Contra Costa Unified School District GO	5.000%	8/1/45	8,280	9,516
	West Contra Costa Unified School District GO	5.000%	8/1/45	4,250	4,884
[4]	Western Placer Unified School District COP	4.000%	8/1/41	5,365	5,823
[1]	Western Placer Unified School District GO	4.000%	8/1/47	5,000	5,636
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	10,500	11,559
					1,935,020
Colorado (2.2%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	8,000	9,621
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,245
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,712
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/41	2,000	2,442
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,357
	Colorado COP	5.000%	9/1/33	1,510	1,953
	Colorado COP	5.000%	12/15/33	4,760	6,204
	Colorado COP	4.000%	12/15/34	4,995	6,011
	Colorado COP	4.000%	3/15/44	3,700	4,234
	Colorado COP, Prere.	4.000%	11/1/23	12,675	13,617
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,204
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,778
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	6,146
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	817
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	850	915
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	5,670
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	8,384
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,020	3,776
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,724
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	4,014
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,860
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,513
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	8,725
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,627
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	23,711
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	5,000	5,206
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	5,000	5,259
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,850	4,333
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	7,750	8,710
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	7,000	7,855
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	5,000	5,849
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/51	6,765	7,968
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/44	4,000	4,425
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	8,000	8,701
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/43	5,000	6,129
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	12,292
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	8,621
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	4,105	4,535
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	20,775	20,600
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,384
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,636
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,624
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,557
[9]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	700	701
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,415
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/39	3,000	3,956
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/40	3,600	4,737
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,821
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,515	5,152
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	5.000%	12/15/25	5,300	6,263
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	6,865
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,769
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	5,000	6,812
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	5,283

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/32	2,010	2,586
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,392
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	3,270
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,369
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,618
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	5,162
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	5,596
	Thornton CO COP	4.000%	12/1/39	3,000	3,480
	University of Colorado College & University Revenue	4.000%	6/1/38	10,000	11,575
	University of Colorado College & University Revenue	4.000%	6/1/39	5,500	6,347
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	4,285	5,134
	Weld County School District No. 6 Greeley GO	5.000%	12/1/33	4,095	5,251
	Weld County School District No. 6 Greeley GO	4.000%	12/1/34	4,370	5,344
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	4,163
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	5,296
					371,301
Connecticut (0.9%)
	Connecticut GO	5.000%	4/15/28	5,000	6,258
	Connecticut GO	5.000%	10/15/31	1,850	1,927
	Connecticut GO	3.000%	1/15/33	1,090	1,208
	Connecticut GO	4.000%	6/1/33	850	1,021
	Connecticut GO	5.000%	10/15/33	4,500	5,391
	Connecticut GO	4.000%	6/1/34	2,500	2,989
	Connecticut GO	4.000%	6/1/34	1,425	1,717
	Connecticut GO	4.000%	6/15/34	4,000	4,414
	Connecticut GO	3.000%	6/1/35	1,000	1,101
	Connecticut GO	4.000%	6/1/36	1,000	1,182
	Connecticut GO	3.000%	6/1/38	2,000	2,177
	Connecticut GO	4.000%	6/1/38	750	881
	Connecticut GO	3.000%	1/15/39	4,710	5,092
[1]	Connecticut GO	5.000%	4/15/39	5,050	6,288
	Connecticut GO	3.000%	1/15/40	4,790	5,167
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/32	160	161
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	315	322
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,690	3,937
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	2,025	2,343
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	6,515	7,073
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	13
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,250	4,184
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	7,010	7,871
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,500	5,888
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	5,500	7,174
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,684
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	7,718
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	7,640	9,029
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	3,041
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,685	4,335
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	2,385	3,061
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	2,000	1,995
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,998
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,500	2,849
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	2,189
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,250	1,417
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,755	1,984
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	10,000	11,105
	Metropolitan Council GO	4.000%	9/1/33	2,500	3,044
	Metropolitan Council GO	4.000%	9/1/34	2,100	2,549
	Metropolitan District GO	5.000%	7/15/33	1,045	1,288
	Metropolitan District GO	5.000%	7/15/36	1,750	2,145
	Metropolitan District GO	4.000%	7/15/37	1,000	1,175
	Metropolitan District GO	4.000%	7/15/40	1,115	1,302
	Rocky Hill CT GO	3.000%	1/15/35	1,615	1,743
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,680
	University of Connecticut College & University Revenue	5.000%	2/15/32	1,110	1,261
	University of Connecticut College & University Revenue	5.000%	2/15/33	2,415	2,739
					158,110

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware (0.2%)
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	999
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	310
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/40	4,040	4,497
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/43	5,000	5,563
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	8,940	10,152
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	3,573
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,657
	University of Delaware College & University Revenue	5.000%	11/1/43	1,540	2,240
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,990	2,132
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,000	1,071
					33,194
District of Columbia (1.8%)
	District of Columbia Appropriations Revenue	5.000%	12/1/30	1,000	1,279
	District of Columbia Appropriations Revenue	5.000%	12/1/32	1,000	1,268
	District of Columbia Appropriations Revenue	5.000%	12/1/34	1,000	1,262
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,705
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	1,128
	District of Columbia College & University Revenue	3.000%	4/1/40	700	747
	District of Columbia College & University Revenue	3.000%	4/1/41	750	798
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,872
	District of Columbia College & University Revenue	5.000%	10/1/47	7,000	8,184
	District of Columbia GO	5.000%	6/1/28	2,750	3,175
	District of Columbia GO	5.000%	6/1/32	4,500	5,017
	District of Columbia GO	4.000%	6/1/34	8,000	9,240
	District of Columbia GO	5.000%	10/15/37	5,000	6,286
	District of Columbia GO	5.000%	6/1/38	10,025	11,131
	District of Columbia GO	5.000%	6/1/42	5,235	6,294
	District of Columbia GO	4.000%	10/15/44	2,750	3,166
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	10,764
[2,6]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	12,000	12,000
	District of Columbia Income Tax Revenue	5.000%	3/1/34	8,020	10,314
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	6,811
	District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	11,424
	District of Columbia Income Tax Revenue	4.000%	3/1/39	20,100	23,572
	District of Columbia Income Tax Revenue	4.000%	3/1/45	1,015	1,181
	District of Columbia Income Tax Revenue	4.000%	5/1/45	7,000	8,162
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	6,898
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	8,705	10,238
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	10,000	10,409
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,207
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	52,060	58,068
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,950	6,765
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	17,755	19,681
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	7,500	7,643
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,483
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,539
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,179
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	6,055
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	589
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,371
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	3,885	5,047
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	1,400	1,550
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	4,000	4,784
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/39	7,500	9,522
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	4,000	4,363
					305,171
Florida (5.1%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	10,075	11,290
[3]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	1,297
[3]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	2,616
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	6,000	6,568
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,641
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,555
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	992
[6]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	12,855
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	3,008

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	4,778
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	4,057
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,736
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	20,420
[3]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,142
[3]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/39	1,050	1,196
[3]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/40	1,135	1,288
[3]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,100	1,245
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,447
	Florida GO	4.000%	6/1/33	15,995	17,773
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	410
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	467
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	465
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	833
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	3,185	3,677
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	7,000	7,500
	Florida Lottery Revenue	5.000%	7/1/26	6,750	8,096
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	7,416
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	10,014
[1]	Herons Glen Recreation District	4.000%	5/1/45	515	583
[1]	Herons Glen Recreation District	4.000%	5/1/50	1,000	1,123
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	11,025
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	6,581
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	6,740
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	15,511
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	2,297
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	5,550	6,292
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	9,175	10,311
	Hillsborough FL Utility County Water Revenue	2.000%	8/1/40	3,500	3,271
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,724
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,272
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	5.000%	11/1/50	5,000	6,017
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	2,000	2,087
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,300	1,592
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,980
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,319
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	2,500	2,810
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	8,600	9,789
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	7,900
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,175
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,896
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/40	1,850	2,121
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	5,000	5,174
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	5,000	5,480
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,390
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,747
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,905
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	2,053
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,490	4,203
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,604
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,285	2,357
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	8,438
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	24,048
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,608
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	4,227
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	6,252
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	11,452
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	5,676
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	7,270
	Miami-Dade County FL GO	4.000%	7/1/40	4,420	5,267
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,476
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	4,073
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	11
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	4,557
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	15,204
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	10,000	10,439
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,560	2,672
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/38	3,680	4,416
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	13,469

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	5,184
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	7,575	7,819
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	4,830	5,609
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,545	7,600
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	1,750	2,060
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/42	5,120	5,954
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,100	2,458
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/46	1,215	1,485
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,400	3,972
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,125	3,678
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	2,202
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	7,000	8,136
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	1,056
[3]	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	1,221
[3]	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	4,639
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	10,173
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	5,000	5,495
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	5,150	5,684
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	15,000	17,534
[4]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	30,000	34,496
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	4,575	5,325
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	13,555	15,666
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	6,590
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	8,176
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	6,940	7,077
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	2,090	2,131
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,804
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,782
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	1,500	1,616
[5]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,371
[5]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	9,310
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	10,092
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	6,517
	Palm Beach County School District COP	5.000%	8/1/31	10,000	11,169
	Palm Beach County School District COP	5.000%	8/1/38	5,000	6,466
	Palm Beach County School District COP	5.000%	8/1/39	5,000	6,440
[4]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,619
[6]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,735
[6]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,688
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	14,243
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,959
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	18,200
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	9,000	9,879
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,535	19,967
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/37	4,500	4,513
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,267
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	3,926
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	3,037
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,617
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	6,140
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	6,860	7,620
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,585
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,613
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,000	1,037
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,700	1,763
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,050	2,126
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	271
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,300
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,780
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	618
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	565
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	924
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/50	9,775	12,293
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	12,010	15,081
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,655	5,517
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	9,048
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	12,662
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	12,986
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	5,215	6,523

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	1,500	1,840
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	6,000	7,279
					877,874
Georgia (2.4%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,860
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	5,500	6,287
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/33	2,615	2,636
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/33	5,025	5,064
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/34	2,750	2,772
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,039
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/37	6,010	6,057
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	11,520
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,182
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/40	2,000	2,352
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,000	1,173
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/45	1,120	1,309
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,681
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,667
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	1,231
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	1,047
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	1,162
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	8,811
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	6,510	7,688
	Columbus GA Water & Sewerage Water Revenue, Prere.	5.000%	5/1/23	1,000	1,071
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	6,143
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,621
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,456
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,662
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	1,156
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	1,153
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	885
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,125
[8]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	3,405	3,794
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/36	3,060	3,072
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,389
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,591
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,168
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	2,073
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	15,000	17,331
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,467
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	2,103
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	11,376
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,400	5,767
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	4.000%	2/15/42	5,000	5,556
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/45	5,000	5,845
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project), Prere.	5.500%	2/15/25	10,000	11,627
	Gainesville School District GO	4.000%	11/1/33	1,000	1,219
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,927
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	5,842
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/51	5,000	5,052
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,729
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	4,365	4,570
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/39	7,000	7,332
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	3,534
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	4,898
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,250	6,276
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	279
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	24,000	28,784
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	4,500	5,359
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	13,750	16,423
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	13,736
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	3,000	3,530
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	3,420	4,001
	Henry County School District GO	4.000%	8/1/30	5,020	5,741
	Henry County School District GO	4.000%	8/1/33	7,500	9,289

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	17,610
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,525
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,699
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	2,977
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	2,030	2,153
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	19,615	21,560
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	9,745	11,092
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	6,555	7,675
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,995
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	14,222
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	18,770
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/34	4,320	5,605
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/37	1,000	1,169
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/40	1,030	1,195
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	540	621
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	848
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,563
					418,769
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,520
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,730
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,197
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,149
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	3,000	3,609
	Guam Income Tax Revenue	5.000%	12/1/46	1,500	1,705
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	4,027
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	891
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	675	770
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,360	1,514
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,540
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,701
					22,353
Hawaii (0.9%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.500%	7/1/38	4,360	4,699
	Hawaii GO	4.000%	10/1/25	3,770	4,279
	Hawaii GO	4.000%	10/1/27	3,745	4,215
	Hawaii GO	4.000%	10/1/30	15,460	17,690
	Hawaii GO	4.000%	4/1/31	7,500	8,473
	Hawaii GO	4.000%	10/1/31	6,770	7,764
	Hawaii GO	5.000%	1/1/33	3,140	3,872
	Hawaii GO	5.000%	1/1/35	7,740	9,510
	Hawaii GO	5.000%	1/1/37	18,720	22,897
	Hawaii GO	5.000%	1/1/38	7,015	8,567
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	2,191
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	3,435
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,905
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	3,169
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,000	2,564
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/41	2,000	2,558
	Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,558
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	10,741
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	1,000	1,190
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,964
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	10,000	11,644
	Maui County HI GO	4.000%	3/1/36	1,375	1,661
	Maui County HI GO	4.000%	3/1/37	685	825
	Maui County HI GO	4.000%	3/1/38	1,500	1,802
					146,173
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,260	1,523
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	5,153
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,746
[6]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	7,023
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	17,876
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,973
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,894
					41,188

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois (5.2%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	505
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,175
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,442
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,166
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,501
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,827
[8]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,787
[8]	Chicago Board of Education GO	0.000%	12/1/27	9,270	8,431
[8]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,180
[8,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,180
[7]	Chicago Board of Education GO	5.500%	12/1/30	3,640	4,731
[8]	Chicago Board of Education GO	0.000%	12/1/31	15,000	12,171
[8,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,976
[4]	Chicago Board of Education GO	5.000%	12/1/31	625	767
[4]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,837
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,742
[4]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,218
	Chicago Board of Education GO	5.000%	12/1/35	2,560	3,159
	Chicago Board of Education GO	5.000%	12/1/36	2,800	3,439
	Chicago Board of Education GO	5.000%	12/1/36	3,100	3,813
	Chicago Board of Education GO	5.000%	12/1/37	3,000	3,675
	Chicago Board of Education GO	5.000%	12/1/39	750	914
	Chicago Board of Education GO	5.250%	12/1/41	3,140	3,150
	Chicago Board of Education GO	5.000%	12/1/44	5,000	5,831
	Chicago Board of Education GO	5.000%	12/1/46	12,000	13,957
	Chicago Board of Education GO	5.000%	12/1/46	5,000	5,918
[6]	Chicago Board of Education GO	7.000%	12/1/46	1,815	2,324
	Chicago IL GO	5.000%	1/1/26	2,390	2,693
	Chicago IL GO	5.000%	1/1/34	8,000	8,604
	Chicago IL GO	5.000%	1/1/38	2,000	2,262
	Chicago IL GO	5.000%	1/1/39	3,735	4,417
	Chicago IL GO	5.000%	1/1/40	10,775	12,719
	Chicago IL GO	5.000%	1/1/44	2,645	3,095
	Chicago IL GO	5.500%	1/1/49	12,390	14,866
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	1,500	1,634
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,399
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	9,750	10,618
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	2,500	2,912
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	13,410	14,888
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	8,533
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	2,015	2,204
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	26,870	30,490
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,615	6,368
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,545
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	6,270
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,463
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	15,000	17,391
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,649
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	11,556
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,149
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,264
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	7,145	8,292
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	3,943
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	14,369
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	9,000	9,492
	Chicago Park District GO	5.000%	1/1/36	4,000	4,031
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	7,371
	Chicago Park District GO, Prere.	5.500%	1/1/24	2,000	2,223
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	9,798
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,991
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	10,804
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	6,400	6,426
	Cook County Community College District No. 508 GO	5.125%	12/1/38	4,250	4,530
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	14,414
	Cook County Forest Preserve District GO	5.000%	12/15/32	1,000	1,028
	Cook County Forest Preserve District GO	5.000%	12/15/37	2,500	2,569
	Cook County IL GO	5.000%	11/15/31	450	585
	Cook County IL GO	5.000%	11/15/32	295	383

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL GO	5.000%	11/15/33	290	375
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	9,915
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,000	1,361
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	11,271
	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,000	1,411
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,177
	Illinois Finance Authority College & University Revenue	5.000%	7/1/42	2,000	2,057
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,412
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,228
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,640	4,785
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,705
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	5,000	5,880
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	3,094
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,870	6,383
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,721
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	3,012
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,562
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,553
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	2,378
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	2,367
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	2,362
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,375
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,000	2,356
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	2,840	2,947
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	245
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	20,000	23,042
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,755
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	17,600	20,424
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	9,065	9,412
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,934
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	2,781
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/51	1,000	1,151
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	3,765
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	933
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,154
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	410	440
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/23	1,310	1,408
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	45	46
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	4,005	4,068
	Illinois GO	5.000%	12/1/22	7,450	7,821
	Illinois GO	5.000%	10/1/23	10,000	10,847
	Illinois GO	5.000%	11/1/23	4,860	5,288
	Illinois GO	5.000%	11/1/23	5,000	5,440
	Illinois GO	5.000%	8/1/24	9,000	9,306
	Illinois GO	5.000%	2/1/25	2,065	2,261
	Illinois GO	5.500%	7/1/25	2,950	3,192
	Illinois GO	5.000%	8/1/25	5,110	5,281
	Illinois GO	5.000%	1/1/27	3,510	4,066
	Illinois GO	5.000%	6/1/27	1,010	1,175
	Illinois GO	5.000%	9/1/27	2,000	2,391
	Illinois GO	5.000%	11/1/27	3,080	3,693
	Illinois GO	5.000%	12/1/27	500	600
	Illinois GO	4.000%	3/1/28	3,000	3,434
	Illinois GO	5.000%	11/1/28	4,710	5,615
	Illinois GO	5.000%	10/1/29	2,000	2,433
	Illinois GO	5.500%	1/1/30	445	566
	Illinois GO	5.000%	5/1/30	545	653
	Illinois GO	5.250%	7/1/30	5,000	5,381
	Illinois GO	5.000%	10/1/30	1,500	1,812
	Illinois GO	5.000%	5/1/32	2,340	2,778
[4]	Illinois GO	5.250%	2/1/33	5,200	5,706
[4]	Illinois GO	5.500%	7/1/33	3,350	3,615
	Illinois GO	4.000%	12/1/33	4,000	4,414
[4]	Illinois GO	5.250%	2/1/34	3,125	3,428
	Illinois GO	4.250%	12/1/37	4,500	4,983
	Illinois GO	4.000%	3/1/39	1,050	1,188
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,700
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,410	4,904
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	3,018

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,706
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,525
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,461
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,143
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	16,725	19,347
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	2,000	2,523
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	14,000	16,723
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,872
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	180
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	598
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,630
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,585
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	14,218
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	14,031
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,918
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,748
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	7,828
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,568
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	4,500	3,034
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	302
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	5,000	2,996
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	297
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	500	291
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	500	286
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	3,226
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	9,500	10,579
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	1,000	1,140
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	10,000	11,028
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	6,000	7,081
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	3,965	4,080
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	4,800
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,500	7,529
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	7,531
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	8,000	8,128
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	115	120
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/29	9,100	9,500
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	13,174
					888,014
Indiana (1.0%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	10,911
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,600
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	12,815	14,606
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	13,000	15,321
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,212
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/39	2,770	3,019
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/23	10,000	11,146
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	7,113
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	14,640
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	10,197
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,903
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,288
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,836
	Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	13,402
	Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	8,385
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/33	2,500	2,740
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	10,146
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	5,244
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,934
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,988
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,599
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,539
	Purdue University College & University Revenue	5.000%	7/1/32	6,945	7,830
	Purdue University College & University Revenue	5.000%	7/1/33	5,575	6,282
	Purdue University College & University Revenue	5.000%	7/1/34	4,810	5,413
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	1,083
					177,377

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa (0.2%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/51	3,000	3,155
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	605	613
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,157
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	7,240	7,876
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,770
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	6,062
	Polk County IA GO	5.000%	6/1/24	2,425	2,714
					40,347
Kansas (0.3%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,710
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,562
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/29	2,275	2,426
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/30	4,165	4,442
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/31	4,975	5,306
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/32	5,225	5,571
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/33	1,610	1,717
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/34	1,590	1,695
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/35	16,585	17,611
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	7,473
					56,513
Kentucky (0.7%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	423
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	422
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	7,917
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	5,300	6,259
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,227
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	887
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,797
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	13,239
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,475	12,592
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	5,515	6,104
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	521
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,310	4,879
[5]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/23	0.000%	7/1/34	2,010	2,481
[5]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/23	0.000%	7/1/43	10,000	12,222
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	7/1/23	12,625	13,779
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	5,000	5,475
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,170
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,163
[3]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	3,096
[3]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	4,004
[3]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,602
[3]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,335	1,703
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,864
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	13,020	14,255
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	1,065	1,094
	Warren County KY Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	1,620	1,728
					124,903
Louisiana (0.6%)
[4]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,750
[4]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,940
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,724
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,487
[4]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/31	1,280	1,460
[4]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,730
[4]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,350
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	5,180	5,869
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	16,115
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,715
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	5.000%	12/15/46	2,685	3,150
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,909
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	3,048
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	3,201
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,913

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	11,958
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/49	5,000	5,688
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	4,000	4,292
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/29	3,135	3,364
	Louisiana State University & Agricultural & Mechanical College & University Revenue	5.000%	7/1/24	1,000	1,076
	Louisiana State University & Agricultural & Mechanical College & University Revenue	5.000%	7/1/25	505	543
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,584
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,830
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,409
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	4,000	4,083
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,252
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,703
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	2,072
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	5,991
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	549
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,025	1,192
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,105	1,282
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	745	860
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	965	1,104
					109,193
Maine (0.3%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	989
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	1,100
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,937
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	4,010	4,286
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	5,100	5,545
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,704
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,608
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,950
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,742
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,937
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	3,389
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,850	2,116
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	3,548
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	2,470	2,642
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,542
					43,035
Maryland (2.2%)
	Anne Arundel County MD GO	5.000%	4/1/26	1,155	1,282
	Anne Arundel County MD GO	5.000%	10/1/26	1,090	1,277
	Anne Arundel County MD GO	5.000%	4/1/29	2,505	3,213
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,315
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,477
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,314
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,536
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,318
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,496
	Baltimore County MD GO	5.000%	8/1/30	5,000	5,604
	Baltimore MD Sewer Revenue	4.000%	7/1/44	2,000	2,302
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	5,000	5,503
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,476
	Howard County MD GO	4.000%	2/15/33	8,200	9,470
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	8,310	9,088
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	11,755	12,706
[3]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	260	310
[3]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	110	127
[3]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	555	676
[3]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	115	135
[3]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	495	616
[3]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	115	138
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	8,299
[3]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	105	128
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	4,164
	Maryland GO	5.000%	3/15/25	4,715	5,435
	Maryland GO	5.000%	8/1/25	5,000	5,836
	Maryland GO	4.000%	6/1/29	25,000	27,173
	Maryland GO	5.000%	8/1/32	14,040	18,365

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	5.000%	8/1/34	15,000	19,527
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	1,575	2,033
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,550
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	381
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,681
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	178
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	10,000	10,784
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,831
[8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	7.000%	7/1/22	4,520	4,719
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,746
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	2,323
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	4,342
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,663
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	2,101
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	4,063
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	3,014
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,878
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	13,050	13,945
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,918
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	5,004
	Montgomery County MD GO	4.000%	12/1/34	15,000	16,055
	Prince George's County MD COP	5.000%	10/1/43	15,780	19,426
	Prince George's County MD GO	5.000%	7/15/33	20,250	25,316
	Prince George's County MD GO	5.000%	7/15/34	18,740	23,393
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,513
	Prince George's County MD GO	5.000%	7/15/39	2,805	3,469
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,852
	University System of Maryland College & University Revenue	5.000%	4/1/30	6,180	7,672
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	17,104
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/34	7,315	7,946
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	9,520	10,838
					378,044
Massachusetts (3.3%)
	Commonwealth of Massachusetts GO	5.000%	5/1/26	10,000	11,930
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	14,275
	Commonwealth of Massachusetts GO	5.000%	5/1/32	11,000	12,227
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	8,703
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	3,237
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	6,361
	Commonwealth of Massachusetts GO	3.000%	11/1/39	1,700	1,855
	Commonwealth of Massachusetts GO	5.000%	7/1/40	1,250	1,441
	Commonwealth of Massachusetts GO	5.000%	7/1/45	1,500	1,887
	Commonwealth of Massachusetts GO	3.000%	3/1/47	17,500	18,440
	Commonwealth of Massachusetts GO	4.000%	5/1/48	10,000	11,365
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	18,497
	Commonwealth of Massachusetts GO	5.000%	1/1/49	8,000	9,840
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	13,431
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	9,160
	Commonwealth of Massachusetts GO	5.000%	9/1/51	10,000	12,807
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	8,805
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	6,420	8,288
	Harvard MA GO	3.000%	8/15/36	1,260	1,386
	Harvard MA GO	3.000%	8/15/37	1,210	1,328
	Hingham MA GO	3.000%	2/15/36	810	890
	Lowell MA GO	2.000%	9/1/38	1,340	1,273
	Lowell MA GO	2.000%	9/1/39	1,445	1,363
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	1,000	1,386
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,654
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	5,355	6,443
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	6,170	7,405
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,160	7,377
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	9,476
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	8,796
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,477
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,763
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,000	3,681
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	7,000	8,223
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	24,745	29,462
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	2,000	2,887

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	5,550
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	5,000	5,147
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	3,545
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,000	5,753
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	5,000	5,990
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	3,500	4,262
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	5,288
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	2,400	3,774
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	4,046
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	52
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	5,495
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	52
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	58
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	58
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	2,196
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,500	1,813
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,000	5,505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,327
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	3,299
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	6,695	7,878
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	8,966
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	10,200	11,021
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,613
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	1,119
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	2,000	2,170
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	7,867
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	755	996
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	700	921
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	750	985
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,605	2,090
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	910	1,182
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	750	972
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/24	500	553
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/25	750	861
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	8,800	9,796
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	15,221
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	5,418
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	15,576
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/40	7,000	8,311
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,075	3,674
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	9,274
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	12,616
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,846
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	27,000	32,075
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	9,745	11,594
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	5,640	6,710
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	2,000	2,380
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,431
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	4,987
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	4,358
[4]	Springfield MA GO	3.000%	3/1/33	1,080	1,176
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,520
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,273
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	4,025
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,754
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	2,015	2,517
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	1,000	1,246
	Weymouth MA GO	2.000%	9/15/41	1,180	1,097
	Weymouth MA GO	2.000%	9/15/45	3,000	2,668
	Weymouth MA GO	2.250%	9/15/50	4,420	4,030
					567,796
Michigan (3.0%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	6,663
	Ann Arbor School District GO	3.000%	5/1/33	6,150	6,842
	Ann Arbor School District GO	3.000%	5/1/35	6,525	7,198
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	1,000	1,034
[4]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/26	2,500	2,607
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,696
[12]	East Lansing School District GO	5.000%	5/1/39	1,000	1,193

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	East Lansing School District GO	5.000%	5/1/42	2,000	2,378
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,287
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,240
[12]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	3,574
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	5,213
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	11,230
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	24,995	29,201
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	4,354
[12]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,249
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,532
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,307
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,330
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	17,330	18,940
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	3,300	3,973
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/45	3,000	3,589
[3]	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	750	791
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	815
	Macomb Interceptor Drain Drainage District	5.000%	5/1/42	8,360	10,022
	Michigan (Environmental Program) GO	4.000%	5/1/29	17,425	19,759
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	7,650
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	5,983
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	1,120
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	1,115
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,000	4,570
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,691
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	9,475
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	13,500	15,372
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	20,230
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	8,000	9,292
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,145	3,646
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,275
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	17,082
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,475	3,969
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,711
[9]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.900%	12/1/24	7,500	7,603
[9]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.950%	12/1/25	2,500	2,551
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	4,000	4,207
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	6,000	6,721
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/29	210	255
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	13,195	14,755
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	6,000	7,273
	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	5,000	5,695
[1]	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	6,000	6,897
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	5,000	5,581
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	3,670	3,787
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	4,430
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	10,070	12,193
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	579
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/28	3,000	3,469
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,155
[8]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	2,210	2,464
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	7,500	8,361
[8]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,165	1,297
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,825
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,672
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,346
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	9,248
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	3,070	3,592
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	1,560	1,696
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	10,545	12,280
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,433
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	4,900	5,609
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	2,000	2,180
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	1,475	1,734
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	2,300	2,364
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	1,040
	Michigan State University College & University Revenue	5.000%	8/15/27	1,060	1,147

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University College & University Revenue	4.000%	2/15/44	5,000	5,725
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	6,456
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	6,060
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	6,036
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	6,016
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	5,996
	Oakland-Macomb Interceptor Drain Drainage District	4.000%	7/1/31	2,690	3,238
	Rochester Community School District GO	3.000%	5/1/33	1,000	1,098
[12]	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,419
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,255	9,077
	Royal Oak MI GO	5.000%	4/1/43	2,600	3,143
[12]	Saginaw City School District GO	4.000%	5/1/44	4,000	4,699
	Southfield MI GO	3.000%	5/1/33	1,000	1,104
	University of Michigan College & University Revenue	5.000%	4/1/34	1,000	1,267
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	4,452
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	3,153
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	816
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/33	990	1,289
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,299
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,622
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,391
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,890	3,352
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	2,545	3,084
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,793
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,274
	Wayne State University College & University Revenue	5.000%	11/15/38	2,220	2,563
[4]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	386
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	493
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	415
[4]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,520
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	4,390
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	4,415
					516,678
Minnesota (1.0%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,637
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/58	6,250	7,331
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,560
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,358
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	3,141
	Hennepin County MN GO	5.000%	12/15/34	10,675	13,423
	Minneapolis MN GO	3.000%	12/1/34	4,390	4,750
	Minneapolis Special School District No. 1 COP	4.000%	2/1/29	11,120	11,560
	Minneapolis Special School District No. 1 COP	4.000%	2/1/30	11,505	11,951
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	4,138
	Minnesota GO	5.000%	8/1/26	3,000	3,498
	Minnesota GO	5.000%	10/1/30	1,640	2,013
	Minnesota GO	5.000%	8/1/36	4,000	5,089
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	568
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/35	400	454
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	4,610
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,852
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	9,665	10,349
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,290
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,351
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,428
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	5,059
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	4,312
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,326
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	7,011
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	3,571
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,321
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,574
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/33	2,260	2,450
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	3,219
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	2,079
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,501
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	6,060
	St. Cloud MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/49	4,000	4,513
[4]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,480	3,937

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	5,985
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	2,133
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	2,790	3,010
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,654
					169,066
Mississippi (0.2%)
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,306
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	5,175	6,018
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	9,900	11,442
	Mississippi State University Educational Building Corp. College & University Revenue, Prere.	5.250%	8/1/23	2,500	2,718
	University of Southern Mississippi College & University Revenue, Prere.	5.000%	3/1/23	4,490	4,775
	Warren County MS Industrial Revenue	5.375%	12/1/35	4,750	4,767
					32,026
Missouri (1.5%)
[3]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,992
[3]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	3,451
[3]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	3,718
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,513
[4]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,835
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	2,330
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	1,196
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,891
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	11,477
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/38	8,000	9,426
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	3,137
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,864
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,625
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,823
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,899
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/37	1,315	1,525
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,899
	Kansas City MO Special Obligation Revenue	5.000%	9/1/39	3,250	3,501
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,885
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,953
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,879
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,293
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	7,671
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,742
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	6,304
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,711
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,592
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	5,000	5,524
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	2,285
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	5,010	5,520
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	2,250
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	6,181
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,514
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	3,648
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	5,953
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,250	1,506
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	12,500	14,905
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/49	7,000	7,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,000	22,798
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	9,150
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	15,000	17,145
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,870	2,027
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	4,670	4,875
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	2,150
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,822
[4]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	11,573
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	5,482
					249,240
Montana (0.2%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,540	3,655
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,913
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/34	1,510	1,711
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35	1,050	1,189
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	1,028

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	3,112
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,737
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	10,975
					25,320
Multiple States (0.1%)
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,838	4,312
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.250%	11/1/21	9,855	9,855
					14,167
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	5,037
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	2,500	3,430
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	10,879
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	8,400	9,406
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,589
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,183
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,364
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,178
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	2,500	2,857
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,298
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,297
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,939
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,939
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	509
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	447
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	238
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	148
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	118
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,232
[3]	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	10,000	11,569
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/31	10,800	12,179
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,688
					77,524
Nevada (0.6%)
	Clark County NV GO	4.000%	12/1/39	23,100	26,730
	Clark County School District GO	3.000%	6/15/37	3,500	3,701
	Clark County School District GO	3.000%	6/15/39	3,575	3,746
	Clark County School District GO	3.000%	6/15/41	3,000	3,127
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	17,936
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	512
	Las Vegas NV GO	4.000%	9/1/32	8,860	9,897
	Las Vegas NV GO	4.000%	9/1/33	9,220	10,320
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,401
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	5,000	5,708
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/47	2,570	2,885
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	2,019
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,552
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,169
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,487
					94,190
New Hampshire (0.2%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	5,684
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	1,375	1,386
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	7,955	8,018
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	11,665
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	602
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	588
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,517
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,562
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	1,200
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	1,112
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/30	1,000	1,132
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	796
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,138
					36,400
New Jersey (3.8%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,273
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/43	2,000	2,257

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/48	2,500	2,803
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	1,289
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,510
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	1,006
	Essex County NJ GO	2.000%	9/1/46	3,900	3,545
	Essex County NJ GO	2.000%	9/1/48	3,900	3,508
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	8,173
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	4,068
	Hudson County NJ GO	3.000%	11/15/31	5,000	5,537
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,805
[4]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,528
	Mercer County NJ GO	0.050%	2/15/31	5,000	4,203
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	3,000	3,178
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	7,500	9,151
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	20,709
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	20,000	21,164
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,346
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,347
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	144
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	207
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	1,020
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	560
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	5,000	5,996
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	920	1,037
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	11,724
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,771
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	2,102
[4]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	2,085
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	7,726
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,404
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	5,518
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	389
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,674
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,558
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	748
	New Jersey GO	5.000%	6/1/27	5,900	7,149
	New Jersey GO	5.000%	6/1/28	6,200	7,663
	New Jersey GO	5.000%	6/1/29	1,950	2,455
	New Jersey GO	4.000%	6/1/30	6,050	7,270
	New Jersey GO	2.000%	6/1/33	15,000	14,782
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	6,827
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,614
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	359
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	192
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	304
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	234
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,600	4,136
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	10,025	11,072
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,000	10,408
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	3,000	3,575
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	7,335	7,893
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	3,140	3,254
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	4,285	4,692
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	8,500	8,967
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,953
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,449
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,865
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	3,105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	5,093
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,440
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,990
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	8,167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,836
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	8,925	10,064
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	13,610
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,725
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	3,197
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,421

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,558
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	6,452
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,795	3,209
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	2,100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	3,500
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	4,183
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	3,034
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,125	3,547
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,239
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	4,586
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,822
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	4,120	4,654
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	2,500	2,828
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	7,000	8,510
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,983
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	12,000	12,847
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	1,925	1,981
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,679
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	6,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	10,050	10,672
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,617
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,524
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,570
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	3,250	3,732
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,750	2,005
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	5,000	5,643
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	2,500	3,071
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,804
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	4,150
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	4,750	5,325
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,544
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,250	1,528
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	14,412
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	5,999
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,592
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	19,802
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	10,996
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,575	6,476
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	3,420	3,876
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	6,850	7,867
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	14,585
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	20,146
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	1,000	1,146
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,095
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,401
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,277
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	34,385	39,978
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	17,250	19,846
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,611
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,600
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,591
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,587
					648,653
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,834
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,971
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,872
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	3,114
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	7,603
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	11,158
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	2,077
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,010	13,662
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/22	12,025	12,457
[2,14]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	55,134
					110,882
New York (14.5%)
[4]	Hempstead NY GO	4.000%	4/1/27	6,850	7,620
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	2,486

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	2,000	2,364
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.750%	2/15/47	9,315	9,325
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,456
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,571
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,000	2,234
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	3,250	3,832
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,000	18,916
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	1,935	2,277
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	680	698
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,180	1,427
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	13,943
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	22,417
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.125%	11/15/21	2,000	2,004
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	5,250	5,497
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,286
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,716
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,216
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,205
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,500	1,876
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	2,059
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,675
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,690
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,270
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,714
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	11,548
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	3,225
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,275
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	6,609
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	11,105	12,209
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	140	154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,035	5,412
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,000	5,283
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	1,124
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,000	1,122
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	2,000	2,238
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	7,260	8,762
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	20,000	22,315
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	7,025	8,215
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,500	1,806
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	2,480	2,750
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	3,000	3,337
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	480	524
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	7,000	7,962
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	2,500	2,750
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	18,930	22,764
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	3,000	3,442
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	3,000	3,509
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	8,065	8,138
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	4,730	4,849
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	5,435	5,646
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	27,500	31,038
[4,9]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	1,245	1,249
[4,9]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	1,750	1,756
[9]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	0.363%	4/1/24	2,850	2,842
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,000	5,366
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	11,935	12,810
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	25
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	4,115
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,413
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	12,953
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,500	4,284
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,000	3,097
[4]	Nassau County NY GO	5.000%	7/1/32	2,740	3,378
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,750	2,948
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/43	5,820	6,308
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	5,475	5,586
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	10,000	10,751
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,356

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	9,000	9,637
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	806
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	666
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	3,482
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,500	2,800
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	6,212
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,490
[10]	New York City Industrial Development Agency Recreational Revenue PILOT, ETM	0.000%	3/1/22	4,585	4,580
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	12,183
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/39	7,830	9,102
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	8,500	9,785
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,256
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	5,100	5,270
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	800	827
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	5,360
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	6,209
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	6,311
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	11,807
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	10,080	10,409
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	5,930	6,998
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	3,500	3,726
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	4,173
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	10,000	10,474
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	20,694
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	7,800	10,165
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	2,500	2,645
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	5,000	5,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	5,051
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	19,384
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	14,048
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,556
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	8,160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,000	1,303
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10,000	10,913
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10,000	11,110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,840
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	12,770
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	9,167
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	5,552
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	8,971
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	9,000	9,883
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	8,051
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	2,932
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	32,231
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,831
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,927
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,500	5,260
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,775
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	10,000	11,765
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	6,290	7,179
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,859
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,361
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,530	5,285
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	3,455	4,048
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	6,411
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,234
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	4,997
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	10,500	12,277
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	5,826
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	8,012
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,808
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,166
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5,020	5,767
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	9,310	9,414
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	10,510	12,001
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	7,000	8,106
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	8,364
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	10,436
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	11,500	13,212

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/30	5,010	5,718
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	26,050
	New York City Water & Sewer System Sewer Water Revenue	3.000%	6/15/44	10,000	10,552
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	8,000	9,373
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,500	3,604
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	9,000	9,671
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	5,090	5,678
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	12,237
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	20,000	22,943
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	8,100	9,425
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	15,000	18,173
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	6,355	6,543
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	5,025	5,743
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	20,080	24,041
	New York City Water & Sewer System Water Revenue	3.500%	6/15/48	5,000	5,485
	New York City Water & Sewer System Water Revenue	4.000%	6/15/48	10,000	11,263
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	4,815	6,024
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	7,320	8,366
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	5,757
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	3,515	4,383
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	12,000	13,918
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	2,086
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	5,130	5,835
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	2,841
[6]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,665	3,735
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,000	10,347
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	10,217
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	13,655	13,680
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	20,490	20,897
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	3,000	3,005
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	7,550	7,563
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	18,500	18,537
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	10,890	15,139
	New York NY GO	5.000%	8/1/24	4,650	5,232
	New York NY GO	4.000%	8/1/32	5,000	5,682
	New York NY GO	5.000%	8/1/32	2,170	2,704
	New York NY GO	5.000%	10/1/32	2,000	2,532
	New York NY GO	5.000%	8/1/33	1,000	1,242
	New York NY GO	5.000%	10/1/33	1,770	2,235
	New York NY GO	5.000%	4/1/34	7,000	8,589
	New York NY GO	5.000%	12/1/34	16,310	19,534
	New York NY GO	3.000%	3/1/35	7,000	7,631
	New York NY GO	5.000%	10/1/35	5,020	6,096
	New York NY GO	5.000%	3/1/36	1,200	1,541
	New York NY GO	4.000%	8/1/36	7,640	8,619
	New York NY GO	4.000%	8/1/36	2,635	3,137
	New York NY GO	5.000%	3/1/37	4,500	5,763
	New York NY GO	4.000%	8/1/37	11,000	13,046
	New York NY GO	5.000%	8/1/37	8,600	10,185
	New York NY GO	4.000%	10/1/37	5,840	6,826
	New York NY GO	5.000%	10/1/37	5,000	6,043
	New York NY GO	4.000%	3/1/38	6,950	8,174
	New York NY GO	5.000%	8/1/38	8,500	10,732
	New York NY GO	5.000%	10/1/38	2,045	2,553
	New York NY GO	5.000%	12/1/38	14,545	17,364
	New York NY GO	4.000%	8/1/39	970	1,129
	New York NY GO	4.000%	3/1/40	2,000	2,339
	New York NY GO	4.000%	8/1/40	12,340	14,279
	New York NY GO	4.000%	8/1/40	1,795	2,084
	New York NY GO	4.000%	8/1/41	2,360	2,733
	New York NY GO	3.500%	4/1/46	5,110	5,482
[5]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,305
	New York NY GO VRDO	0.040%	11/1/21	9,530	9,530
	New York NY GO VRDO	0.110%	11/1/21	1,000	1,000
	New York NY GO VRDO	0.110%	11/1/21	1,400	1,400
	New York NY GO, Prere.	5.000%	10/1/22	5,120	5,345
	New York NY GO, Prere.	5.000%	10/1/22	5,260	5,492
	New York NY GO, Prere.	5.000%	3/1/23	5,000	5,318
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,780

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	2,146
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	88
[3]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	2,000	2,256
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,565
[3]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,656
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/37	330	393
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	4,480
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	26,330	27,724
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,556
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	9,120	9,244
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	8,838
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,000	10,176
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,000	7,132
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	9,995	11,329
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	12,159
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,995	11,972
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,459
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	11,257
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	11,886
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	2,250	2,280
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	15,777
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	8,262
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	19,995	22,645
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	5,329
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	5,314
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	5,300
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	20,150	22,785
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/21	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	10,000	11,967
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	6,030	7,807
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	6,356
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,900	2,239
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	5,465	5,823
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	5,065	5,383
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	5,010	6,002
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,589
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	12,007
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	9,530	11,963
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	14,645	18,328
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,667
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,300	1,505
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,666
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	13,144
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,138
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	27,421
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	21,650
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	6,118
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	6,154
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/29	5,860	6,308
	New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/43	5,000	5,332
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	4,524
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/31	6,285	6,406
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,594
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,850	4,449
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,350	5,052
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	1,000	1,143
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,000	11,397
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	4,500	5,177
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	4,750	5,385
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,250	5,427
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	10,000	11,613
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	3,710	4,306
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	2,500	2,595
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/53	20,000	22,938
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	28,000	31,986

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	6,252
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	6,450
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	11,170	11,868
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	10,000	10,623
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	16,250	19,362
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,554
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,000	4,722
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	15,000	19,045
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	11,500	13,546
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	16,000	18,801
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,500	7,940
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	18,000	19,001
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	12,900
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	12,411
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	3,113
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,690	12,242
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,000	11,699
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	5,000	4,893
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	5,467
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,050	4,737
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,332
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	6,032
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	6,691
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	8,311
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	5,644
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/41	1,000	1,167
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,759
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	12,359
[4]	Suffolk County NY GO	5.000%	5/15/31	4,000	5,249
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,245	1,389
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	7,966
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	8,509
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	8,295	9,577
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	5,631
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	15,000	17,322
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,550	8,753
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	4,330	5,443
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	22,425	26,966
[9]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.414%	2/1/24	260	260
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/36	4,210	5,327
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	6,629
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	7,098
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	17,198
	Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	7,500	8,361
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	22,186
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	12,940	14,748
					2,489,190
North Carolina (1.4%)
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	1,027
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	601
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	600
	Buncombe County NC Appropriations Revenue	5.000%	6/1/28	1,500	1,729
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,305
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,175
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	2,144
	Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	1,150
	Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,740
	Charlotte NC (Transit Project) COP	3.000%	6/1/37	1,665	1,822
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,961
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	5,260
	Charlotte NC COP	3.000%	6/1/38	3,505	3,825
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	5,743
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	1,000	1,334
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	3,031
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/31	2,700	3,159
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	971
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	540
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	878
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	683

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	4.000%	10/1/27	3,075	3,603
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,800
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,877
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,521
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	5,133
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	20,150	22,880
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	27,860	29,893
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,100	1,194
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	1,262
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,844
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,155	1,249
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	3,887
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	2,500	2,696
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,210	5,910
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	3,762
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,501
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,600	4,255
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	10,000	10,836
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	580	596
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	12,060	13,902
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,648
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,644
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	765	1,003
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,309
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,305
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	9,135
[4]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	11,400
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	1,000	1,125
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	8,405
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	5,573
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	9,445	10,051
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	5,830
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/36	1,130	1,292
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/37	1,105	1,261
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/47	5,350	6,433
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	2,011
	Wake County NC Appropriations Revenue	5.000%	9/1/24	2,035	2,301
	Wake County NC GO	5.000%	4/1/25	1,850	2,138
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/30	1,610	1,835
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,743
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,276
[3]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	2,259
					247,256
North Dakota (0.3%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	1,001
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	8,172
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	9,156
[4]	University of North Dakota COP	4.000%	6/1/51	2,600	2,957
[4]	University of North Dakota COP	2.500%	6/1/54	5,000	4,679
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	4,612
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	5,000	5,737
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,633
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,711
					43,658
Ohio (3.7%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	18,000	21,144
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,571
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	4,271
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	8,632
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	1,300	1,331
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	3,097
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	4,000	4,055
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	7,186
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,338
	Brunswick City School District GO, Prere.	5.250%	6/1/23	4,000	4,316
	Brunswick City School District GO, Prere.	5.250%	6/1/23	8,200	8,848
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,242
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,842

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	6,400	6,443
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	5,185	5,736
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	24,310	27,279
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,241
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,355	1,464
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,500	1,620
	Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	507
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	796
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	626
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	543
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	866
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,860
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	4,054
	Columbus City School District GO	5.000%	12/1/42	8,000	9,438
	Columbus OH GO	4.000%	4/1/30	10,000	11,525
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,375
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	12,500	14,552
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	11,331
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	2,875	3,386
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	3,000	3,565
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,795	15,949
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	5,000	5,914
	Euclid City School District GO	4.750%	1/15/54	2,685	3,011
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,585
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,975	13,504
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	7,800	8,722
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,380	2,877
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	4,496
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	2,031
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	1,094
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	1,093
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	641
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	383
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	2,008
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,850
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	1,016
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	3,368
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,510
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,641
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	31,896
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	8,330	10,160
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	5,360
	Highland Local School District GO, Prere.	5.250%	6/1/23	3,000	3,237
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,115	11,509
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,395	3,401
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	7,250	8,633
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	1,875	1,878
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/21	1,155	1,157
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,162
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	895
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	206
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	477
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	370	470
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	240
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	239
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,830	3,175
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	4,825	5,380
	North Royalton City School District GO	4.000%	12/1/32	600	666
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	5,089
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	6,300	7,525
	Ohio Department of Administrative Services COP	5.000%	3/1/28	1,335	1,662
	Ohio Department of Administrative Services COP	5.000%	9/1/28	500	630
	Ohio Department of Administrative Services COP	5.000%	3/1/29	300	381
	Ohio Department of Administrative Services COP	5.000%	9/1/29	500	641
	Ohio Department of Administrative Services COP	5.000%	3/1/30	350	453
	Ohio GO	5.000%	5/1/26	6,310	7,522
	Ohio GO	5.000%	6/15/30	9,070	10,718
	Ohio GO	5.000%	2/1/32	10,000	11,743
	Ohio GO	5.000%	2/1/34	8,540	9,993

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	5.000%	2/1/36	9,885	11,522
	Ohio GO	5.000%	9/1/36	12,030	13,242
	Ohio GO	5.000%	9/1/37	9,650	10,611
	Ohio GO	5.000%	3/1/39	10,000	12,019
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	1,123
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	1,750	1,766
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	14,070	16,158
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,673
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	3,000	3,563
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	3,340
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	4,225	4,654
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/45	1,485	1,719
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	11/1/50	2,500	2,613
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	13,350
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,723
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	15,765	17,030
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,431
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	964
	Ohio State University College & University Revenue	5.000%	6/1/38	7,000	7,470
	Ohio State University College & University Revenue	4.000%	6/1/43	10,000	10,454
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	8,815
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	22,715
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	2,000	2,453
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	20,000	24,525
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	1,350	1,781
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,626
	Union County OH GO	5.000%	12/1/47	2,500	2,929
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,219
	Westlake City School District GO	4.000%	12/1/49	3,000	3,366
	Wickliffe City School District GO	3.250%	12/1/56	10,355	10,991
					635,116
Oklahoma (0.6%)
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,319
	Oklahoma City OK GO	4.000%	3/1/31	3,985	4,563
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/38	5,500	6,522
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	2,425	2,937
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	7,165	8,773
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	11,595	14,156
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,203
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	779
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	1,136
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	703
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	600	713
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/37	1,500	1,776
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/38	2,065	2,440
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	589
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	452
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	959
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	548
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	546
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,577
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/36	5,105	5,687
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,015	5,964
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,890	10,048
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	1,002
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	14,328
					93,720
Oregon (1.3%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,625
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,871
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	6,873
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,103
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	666
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,100
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,696
	Deschutes Public Library District GO	4.000%	6/1/33	1,625	1,984
	Deschutes Public Library District GO	4.000%	6/1/34	1,500	1,822
	Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	796

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	495
[3]	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	970
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	5,000	5,414
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/56	5,000	5,391
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	956
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	1,300	1,488
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,571
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,582
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,475
	Oregon (Q State Project) GO	5.000%	5/1/26	1,000	1,193
	Oregon (Q State Project) GO	5.000%	5/1/26	1,435	1,712
	Oregon (Q State Project) GO	5.000%	5/1/34	8,790	11,140
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	8,000	9,603
	Oregon GO	5.000%	5/1/26	1,000	1,193
	Oregon GO	5.000%	5/1/31	1,000	1,187
	Oregon GO	5.000%	5/1/32	3,010	3,572
	Oregon GO	4.000%	8/1/32	3,000	3,462
	Oregon GO	5.000%	5/1/33	280	346
	Oregon GO	5.000%	6/1/33	390	484
	Oregon GO	5.000%	5/1/34	1,280	1,585
	Oregon GO	5.000%	6/1/34	500	621
	Oregon GO	5.000%	5/1/35	2,285	2,927
	Oregon GO	5.000%	6/1/35	500	620
	Oregon GO	5.000%	5/1/36	1,000	1,234
	Oregon GO	5.000%	6/1/36	685	847
	Oregon GO	5.000%	5/1/37	700	862
	Oregon GO	5.000%	6/1/37	1,560	1,925
	Oregon GO	5.000%	5/1/38	650	799
	Oregon GO	5.000%	5/1/39	5,000	5,863
	Oregon State Facilities Authority College & University Revenue (Reed College Project)	4.000%	7/1/41	4,700	5,366
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,000	2,223
	Oregon State Lottery Revenue	5.000%	4/1/31	3,670	4,422
	Oregon State Lottery Revenue	5.000%	4/1/32	4,000	4,809
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	7,392
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	3,118
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,724
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	6,142
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,808
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,610
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	10,952
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	7,008
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	8,697
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	8,939
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	9,131
	Portland OR Water System Water Revenue	2.000%	5/1/44	3,020	2,747
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/43	750	848
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/48	1,000	1,127
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	2,500	2,805
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	5,000	5,747
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	9,265
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,516
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	4,967
					219,416
Pennsylvania (5.8%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,761
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	11,865
	Allegheny County PA GO	5.000%	11/1/28	5,475	6,600
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	3,500	3,944
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,375	2,691
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,250	1,449
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	2,000	2,359
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,770
[1]	Armstrong School District GO	4.000%	3/15/36	1,165	1,363
[1]	Armstrong School District GO	4.000%	3/15/38	1,120	1,305
[1]	Armstrong School District GO	4.000%	3/15/41	1,200	1,389
[1]	Bristol Township School District GO	4.000%	6/1/44	2,635	3,066
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	24,500	24,952
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,000	3,313
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,437

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Central Bucks School District GO	3.000%	6/1/40	2,415	2,601
[4]	Central Bucks School District GO	3.000%	6/1/44	2,305	2,442
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,149
	Cheltenham Township School District GO	5.000%	3/15/41	15,210	17,198
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,809
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	2,056
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,000	6,785
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,790
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,176
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	2,223
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,335
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	18
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,971
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	16,927
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	11,678
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	11,658
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	2,200
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	2,324
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	10,599
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	2,259
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,130
	Delaware County Authority College & University Revenue	4.000%	12/1/30	1,930	2,207
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	952
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	1,060
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	3,021
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,299
	Delaware County Authority College & University Revenue	5.000%	8/1/35	2,160	2,481
	Delaware County Authority College & University Revenue	5.000%	10/1/46	2,770	3,296
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,375	2,737
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	5,502
	East Lycoming School District GO	4.000%	9/15/45	1,760	2,028
[3,4]	Ellwood City Area School District GO	4.000%	11/15/40	810	936
[3,4]	Ellwood City Area School District GO	4.000%	11/15/41	1,125	1,298
[3,4]	Ellwood City Area School District GO	4.000%	11/15/43	1,170	1,340
[1]	Fairview School District GO	3.000%	9/15/39	1,000	1,071
[1]	Fairview School District GO	3.000%	9/15/40	1,000	1,068
[1]	Fairview School District GO	3.000%	9/15/41	1,000	1,065
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,632
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	1,084
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,516
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	2,677
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	6,589
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,653
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	2,140	2,605
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	7,345	8,900
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,533
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	7,220
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	9,573
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,267
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,319
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,815
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,453
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	3,062
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	4,002
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	4,451
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	5,000	5,635
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	7.000%	12/1/21	2,390	2,403
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	7.000%	12/1/21	3,000	3,016
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,573
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	6,516
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	5,334
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	13,365
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	15,615
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	4,237
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,856
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,350
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	6,660	7,612

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,811
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	12,000	12,864
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	2,299
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	6,166
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	3,129
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,766
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	5,051
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	2,027
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	3,500	4,044
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	2,810	3,386
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	2,000	2,284
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/45	2,000	2,243
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,988
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	13,000	14,672
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,100	3,162
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,000	3,060
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,530
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,530
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,525
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,342
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	3,035
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,370
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	8,000	9,125
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,277
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	3,750	4,297
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	13,000	14,875
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	17,780	19,045
	Pennsylvania State University College & University Revenue	5.000%	9/1/27	830	994
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,160
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,481
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,534
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	6,225
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	14,000	16,019
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	11,325	13,421
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	8,915
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,342
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	4,595	5,409
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	15,360
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,370
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	13,077
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	3,053
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	6,115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	17,777
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	4,546
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	3,218
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,199
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	14,305
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,626
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,045	5,698
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	5,305
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,309
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,400	18,863
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	3,489
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	6,894
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	12,395	14,093
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	5,155
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	8,500	9,824
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	7,404
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	6,060	7,627
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	1,460	1,635
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	12,600	14,114
[5]	Pennsylvania Turnpike Commission Highway Revenue, 4.500% coupon rate effective 12/1/21	0.000%	12/1/34	4,000	4,549
[5]	Pennsylvania Turnpike Commission Highway Revenue, 4.750% coupon rate effective 12/1/21	0.000%	12/1/37	6,000	6,861
[5]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,700
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	825	867
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	175	184
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	9,952
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	8,041
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,700	1,941

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	6,557
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,459
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/45	6,035	6,805
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,000	1,136
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,855
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,744
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	6,783
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,341
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,380
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	2,041
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,916
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	7,618
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	3,715	4,402
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	3,350	3,863
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	7,000	8,206
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,719
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	9,395	9,661
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	5,177
	Philadelphia PA GO	5.000%	8/1/29	5,745	6,645
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	11,489
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	8,644
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	7,469
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,688
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,500	11,785
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	6,421
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,372
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,309
[4,9]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.700%	12/1/23	2,260	2,277
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,527
[4]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/47	1,300	1,467
[4]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/50	3,120	3,515
[3]	School District of Philadelphia GO	4.000%	9/1/38	5,000	5,821
[3]	School District of Philadelphia GO	4.000%	9/1/46	5,000	5,699
	Spring Township PA GO	3.000%	11/15/33	1,020	1,102
	Spring Township PA GO	3.000%	11/15/34	1,050	1,131
	Spring Township PA GO	3.000%	11/15/35	1,085	1,167
	Spring Township PA GO	3.000%	11/15/36	1,115	1,197
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	10,000	11,424
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	3,158
[4]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	943
[4]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	210	255
[4]	Upper Darby School District GO	4.000%	4/1/45	2,400	2,744
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,500	1,627
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	5,352
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	4,210	4,564
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	3,000	3,252
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	4,074
	York County PA GO	4.000%	3/1/35	3,000	3,454
					985,605
Puerto Rico (0.7%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	574	549
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,814	4,351
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	15,720	13,453
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	745	592
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	61,457	67,447
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,865	5,339
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	315	350
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,775	1,972
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	2,740	890
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	19,475	21,986
					116,929
Rhode Island (0.1%)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	835
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	1,024
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	1,051
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	1,101
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	2,000	2,331
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	10,000	11,179

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,284
					24,805
South Carolina (1.6%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/43	5,010	5,376
	Charleston County SC GO	4.000%	11/1/30	5,715	6,690
	Charleston County SC GO	4.000%	11/1/31	6,110	7,151
	Charleston County SC GO	4.000%	11/1/32	6,520	7,624
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/29	2,500	2,827
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	856
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,194
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,450	1,649
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,343
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	8,278
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,690	18,998
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/46	2,250	2,576
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,690
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	2,745	3,083
[10]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.750%	1/1/34	10,000	10,045
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,710
	South Carolina GO	5.000%	4/1/34	470	623
	South Carolina GO	5.000%	4/1/34	380	503
	South Carolina GO	5.000%	4/1/35	1,900	2,511
	South Carolina GO	5.000%	4/1/35	270	357
	South Carolina GO	5.000%	4/1/35	890	1,176
	South Carolina GO	5.000%	4/1/35	400	529
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,259
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	12,316
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	14,938
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	9,077
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	6,066
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,556
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	3,434
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	3,179
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,552
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	3,210	3,777
	South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	3,000	3,465
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	5,095	5,731
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,335	4,875
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	1,455	1,637
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	6,218
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	3,209
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	10,350	11,257
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	1,840	2,006
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	12,750	14,495
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	11,184
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	10,500	12,219
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	12,900	15,134
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	2,600	2,610
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,115	1,146
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,950	5,352
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	6,157
	University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,255
	University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,465
	University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,580
	University of South Carolina College & University Revenue	5.000%	5/1/34	865	1,040
	University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	10,885
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/36	3,870	5,055
					277,918
South Dakota (0.2%)
	Lincoln SD College & University Revenue	4.000%	8/1/51	2,775	3,035
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	10,895
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,020	3,480
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	10,045	10,473
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	1,000	1,144
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,525	11,973
					41,000

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tennessee (1.7%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,887
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,153
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,147
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,000	1,118
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,500	3,001
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	14,005	14,801
	Franklin IN GO	5.000%	3/1/25	1,250	1,440
	Franklin IN GO	5.000%	3/1/25	1,855	2,137
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,530	1,831
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	3,000	3,606
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,605	2,989
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,837
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	11,315	12,667
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,383
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/51	2,000	2,161
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	6,000	7,003
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,951
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	11,595
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	7,015	8,282
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	12,690	15,656
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,695	2,078
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,904
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	2,191
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,822
	Shelby County TN GO	3.125%	4/1/33	1,465	1,644
	Sullivan County TN GO	5.000%	12/1/26	3,030	3,677
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	42,715	48,012
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	20,575	24,045
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,025	1,067
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	9,905	10,465
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	4,058
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	6,981
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,552
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	23,652
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	6,600	7,366
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	11,685	15,078
	Tennessee GO, Prere.	5.000%	9/1/24	700	792
	Tennessee GO, Prere.	5.000%	9/1/24	2,500	2,828
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,572
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/37	30	30
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/38	30	30
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,360	5,738
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	8,223
	Washington County TN GO	4.000%	6/1/29	3,260	3,725
					283,175
Texas (7.1%)
	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,215
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/41	6,000	6,649
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	9,049
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/48	15,000	15,697
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,731
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,727
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,443
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,825
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	7,140	8,236
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	758
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,137
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	549
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	944
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	642
	Austin Independent School District GO	5.000%	8/1/26	1,425	1,661
	Austin Independent School District GO	5.000%	8/1/32	5,370	6,749
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	6,740	7,991

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/46	11,065	13,123
	Austin TX GO	5.000%	9/1/32	1,300	1,467
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,170	3,920
[3]	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/51	3,000	3,526
	Bastrop Independent School District GO	4.000%	2/15/34	1,500	1,783
	Belton Independent School District GO	5.000%	2/15/36	2,500	2,956
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	2,448
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	1,966
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,383
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	2,184
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	8,034
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	2,280
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	3,100	3,470
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	9,026
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	4,125	4,661
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,967
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	9,019
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	29,985	27,155
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	7,300	8,155
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,450	8,280
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	532
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	46
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	3,815	3,960
	Clear Creek Independent School District GO	5.000%	2/15/29	1,075	1,372
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	745
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/46	700	786
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	675	756
	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,732
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,975	10,409
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	5,310	6,147
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	6,127
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	5,980	6,549
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	5,329
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	7,083
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	5,000	5,232
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	6,445	6,741
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,345	5,446
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	8,015	9,201
[3]	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,492
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/28	2,125	2,138
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,717
	Del Valle Independent School District TX GO	4.000%	6/15/34	3,310	3,971
	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	2,307
	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	2,150
	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/34	2,700	3,262
	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/50	5,000	5,703
[4]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,901
	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,840
	El Paso TX GO	5.000%	8/15/27	3,625	4,375
	El Paso TX GO	3.000%	8/15/39	1,270	1,376
	El Paso TX GO	4.000%	8/15/39	1,370	1,616
	El Paso TX GO	3.000%	8/15/40	840	908
	El Paso TX GO	4.000%	8/15/40	635	748
	El Paso TX GO	3.000%	8/15/41	905	974
	El Paso TX GO	4.000%	8/15/41	655	769
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/30	3,545	4,268
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,346
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,987
	Friendswood Independent School District GO	4.000%	2/15/32	3,630	4,072
[5]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	21,500	24,859
[5]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/36	8,585	9,904
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	12,000	13,131
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/46	650	702
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/51	1,000	1,079
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	7,500	8,756
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	136
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	129
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	1,520	1,807
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	5,000	5,760

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,186
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,775
	Harris County TX GO	5.000%	10/1/26	3,000	3,526
	Harris County TX Highway Revenue	5.000%	8/15/30	665	793
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,399
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,618
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	3,080
	Hays County TX GO	4.000%	2/15/31	2,265	2,560
	Hays County TX GO	4.000%	2/15/32	3,135	3,561
	Hays County TX GO	4.000%	2/15/32	3,820	4,315
	Hays County TX GO	4.000%	2/15/33	865	980
	Hays County TX GO	4.000%	2/15/33	3,320	3,752
	Hays County TX GO	5.000%	2/15/42	4,000	4,710
	Houston Community College System GO	5.000%	2/15/35	3,000	3,720
	Houston Community College System GO	4.000%	2/15/36	8,500	9,800
	Houston Community College System GO, Prere.	5.000%	2/15/23	2,920	3,100
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,200	1,299
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	3,000	3,096
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,457
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	28,600	34,528
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,631
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,650
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,521
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	2,136
	Houston TX GO	5.000%	3/1/27	13,350	15,732
	Houston TX GO	4.000%	3/1/34	590	711
	Houston TX GO	4.000%	3/1/35	675	810
	Houston TX GO	3.000%	3/1/36	1,030	1,135
	Humble Independent School District GO	4.000%	2/15/28	10,290	11,402
	Katy Independent School District GO	3.000%	2/15/33	3,000	3,376
	Katy Independent School District GO	3.000%	2/15/34	6,995	7,859
	Katy Independent School District GO	3.000%	2/15/35	7,185	8,044
	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,138
	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,154
	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	11,098
	Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,540
	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,562
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,030	2,289
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,691
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/44	1,250	1,414
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/49	2,250	2,533
	Liberty Hill Independent School District GO	4.000%	2/1/32	1,915	2,306
	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,894
	Liberty Hill Independent School District GO	4.000%	2/1/34	1,000	1,197
	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,668
	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	5,541
	Lone Star College System GO	4.000%	2/15/29	1,150	1,269
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	5,866
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	6,408
[3,4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	4,194
[3,4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	2,050
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,870
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,000	1,263
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,293
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	3,000	3,778
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,860
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	2,000	2,510
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,856
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,504
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,235
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	3,000	3,744
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/41	3,920	4,877
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	6,164
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	5,080	5,641
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,460	3,841
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	5,540	6,304
	Lubbock TX GO	4.000%	2/15/30	1,250	1,417
	Mainland College GO	4.000%	8/15/49	10,950	12,649
	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,748

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKinney Independent School District GO	4.000%	2/15/33	4,155	4,981
	McKinney Independent School District GO	4.000%	2/15/34	5,630	6,730
	McKinney Independent School District GO	4.000%	2/15/35	3,360	4,001
	Missouri City TX GO	4.000%	6/15/32	1,125	1,276
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	1,695	1,887
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/46	1,500	1,721
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	6,015
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,870	5,204
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/48	10,350	10,767
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,714
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,657
[4]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	4,367
[4]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,190
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	5,000	5,649
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	5,316
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	8,706
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	8,693
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	10,000	11,341
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,125	3,542
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	5,900	6,215
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	10,108
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	6,440	7,807
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	28,325
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,610	18,436
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	13,675	13,783
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	14,355	14,468
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	1,000	1,050
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	4,325	4,543
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	4,520	4,748
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	2,250	2,363
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	1,845	1,938
	Pasadena TX GO	4.000%	2/15/32	1,500	1,657
	Ponder Independent School District GO	4.000%	2/15/37	1,935	2,342
	Ponder Independent School District GO	4.000%	2/15/38	1,000	1,208
	Ponder Independent School District GO	4.000%	2/15/39	1,000	1,204
	Richardson Independent School District GO	3.000%	2/15/36	1,000	1,106
	Round Rock Independent School District GO	4.000%	8/1/30	3,130	3,514
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	5,620	5,835
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	6,200	6,739
	San Antonio Independent School District GO	4.000%	8/15/37	1,975	2,393
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	2,254
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,566
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	3,158
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,543
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	5,867
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/25	1,260	1,445
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	3,500	3,709
	San Antonio TX GO	4.000%	8/1/31	6,305	7,456
	San Antonio TX GO	4.000%	8/1/33	8,710	10,307
	San Antonio TX GO	4.000%	8/1/34	3,015	3,677
	San Antonio TX GO	4.000%	8/1/35	1,190	1,446
	San Antonio Water System Water Revenue	4.000%	5/15/42	10,625	12,607
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	4,543
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,759
	San Jacinto Community College District GO	5.000%	2/15/31	2,250	2,640
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,345
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	5,300
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	11,958
	Texas GO	5.000%	8/1/27	2,000	2,332
	Texas GO	4.000%	5/15/32	2,250	2,501
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	130	137
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	160	175
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	170
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	163
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	480	572

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	480	583
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	1,355	1,674
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,335	1,674
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	3,230	4,107
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	5,065	6,534
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	940	1,229
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,706
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	7,627
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	3,249
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,802
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	895	1,035
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,191
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	593
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	4,500	5,332
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	5,809
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	2,033
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	7,238
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,178
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	7,438
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,174
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	4,177
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,170
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,170
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,167
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,690
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,896
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	3,466
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,340	1,427
Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	3,073
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	5,750	6,610
Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,778
Texas Water Development Board Water Revenue	4.000%	10/15/32	5,045	5,922
Texas Water Development Board Water Revenue	4.000%	10/15/33	12,025	14,245
Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	15,363
United TX Independent School District GO, Prere.	5.000%	8/15/25	2,355	2,754
United TX Independent School District GO, Prere.	5.000%	8/15/25	2,535	2,964
University of Houston College & University Revenue	4.000%	2/15/30	4,610	5,058
University of Houston College & University Revenue	3.000%	2/15/34	10,605	11,645
University of Houston College & University Revenue	4.000%	2/15/37	16,205	17,944
University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,637
University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,406
University of North Texas System College & University Revenue	5.000%	4/15/36	3,000	3,395
University of Texas System College & University Revenue	5.000%	8/15/49	10,990	16,758
Willis Independent School District GO	4.000%	2/15/29	1,050	1,265
				1,211,165
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/25	2,305	2,655
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,727
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,627
Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	5,025
Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	5,504
Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	5,714
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	2,100	2,508
University of Utah College & University Revenue	4.000%	8/1/33	2,145	2,468
University of Utah College & University Revenue	4.000%	8/1/33	1,000	1,150
University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,349
University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,147
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	847
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,342
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	743
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,392
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/49	1,150	1,359
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	19,157
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	7,011
Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	7,662
				73,387
Vermont (0.1%)
Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	2,000	2,174

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	3,023
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	12,424
					17,621
Virginia (1.2%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,171
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	2,044
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,457
[4]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	5,015	5,861
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	5,000	5,841
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.125%	1/1/43	1,000	1,008
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,034
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,291
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,301
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,622
	Fairfax County VA GO	5.000%	4/1/24	1,025	1,140
	Fairfax County VA GO	5.000%	10/1/35	2,735	3,468
	Fairfax County VA GO, Prere.	4.000%	10/1/23	3,000	3,215
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,897
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	10/1/27	1,725	2,137
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/60	19,000	23,561
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.250%	7/1/60	2,000	2,520
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	782
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,667
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	1,065	1,153
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	695	736
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	1,250	1,321
	Loudoun County VA GO	3.000%	12/1/31	7,535	8,375
	Loudoun County VA GO	4.000%	12/1/32	6,900	7,785
	Loudoun County VA GO	4.000%	12/1/33	6,895	7,771
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,640	1,689
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	6,332
	University of Virginia College & University Revenue	5.000%	4/1/45	5,000	5,647
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	2,155	2,553
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	6,315	6,975
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	3,137
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	3,000	3,253
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,899
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	6,042
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,997
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/35	935	1,141
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/36	650	790
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/37	940	1,138
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/38	905	1,093
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	12,140	15,370
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	5,500	6,943
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,680
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	11,686
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/38	9,825	11,779
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	1,000	1,166
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,750	4,368
					210,836
Washington (0.8%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,840	16,482
	King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,590
	King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,609
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,915
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/40	1,555	1,828
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	10,870	11,246
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,655
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,840
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	4,545	5,075
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/34	3,665	4,102
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/35	3,240	3,611
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	4,335
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,792
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	2,000	2,064
	Washington GO	5.000%	6/1/33	2,900	3,757

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	6/1/37	5,110	6,684
	Washington GO	5.000%	6/1/38	10,615	13,854
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	7,500	7,820
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	5,000	5,176
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/45	1,100	1,245
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,576
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	11,130	12,764
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	4,000	4,563
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	139
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	2,533
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	2,363
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	4,500	5,081
					139,699
West Virginia (0.3%)
[4]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	8,307
[4]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	7,445
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	8,598
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,766
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	2,500	2,974
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	20,000	21,644
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	3,844
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/30	3,000	3,352
					58,930
Wisconsin (1.2%)
	Milwaukee WI GO	3.000%	4/1/32	4,820	5,141
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,478
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,420
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	1,030
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,284
[4]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,430
	Neenah Joint School District GO	3.000%	3/1/31	1,960	2,129
	Neenah Joint School District GO	3.000%	3/1/32	3,735	4,036
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,748
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,708
[6]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	3,228
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	446
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	513
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	427
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	397
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	424
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	11,035
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	6,500	7,332
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	3,072
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	1,266
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,503
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,787
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	2,000	2,248
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	2,130	2,394
	Wisconsin GO	5.000%	5/1/31	9,450	11,214
	Wisconsin GO	5.000%	5/1/32	5,950	7,052
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	3,260	3,390
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,120
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,208
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/33	1,385	1,547
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/34	1,570	1,751
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	17,764
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	6,146
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,838
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	6,320
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,665
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,666
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,847
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	16,959
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,758
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	5,000	5,633
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	20,690	21,374
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,732

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	11,323
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	7,238
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	4,325
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,898
					212,244
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	42
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	35	41
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	691
					774
Total Tax-Exempt Municipal Bonds (Cost $15,673,929)					16,626,376
				Shares
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[16]	Vanguard Municipal Cash Management Fund (Cost $603,658)	0.043%		6,036,105	603,731
Total Investments (100.6%) (Cost $16,277,587)					17,230,107
Other Assets and Liabilities—Net (-0.6%)					(94,322)
Net Assets (100%)					17,135,785
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2021.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Step bond.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $197,244,000, representing 1.2% of net assets.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Securities with a value of $4,108,000 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2021	1,699	206,853	(2,699)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(899)	(130,383)	1,497
Ultra Long U.S. Treasury Bond	December 2021	(297)	(58,332)	466
				1,963
				(736)

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,673,929)	16,626,376
Affiliated Issuers (Cost $603,658)	603,731
Total Investments in Securities	17,230,107
Investment in Vanguard	578
Receivables for Investment Securities Sold	11,568
Receivables for Accrued Income	188,863
Receivables for Capital Shares Issued	21,034
Other Assets	206
Total Assets	17,452,356
Liabilities
Due to Custodian	21
Payables for Investment Securities Purchased	291,849
Payables for Capital Shares Redeemed	11,272
Payables for Distributions	12,399
Payables to Vanguard	707
Variation Margin Payable—Futures Contracts	323
Total Liabilities	316,571
Net Assets	17,135,785
At October 31, 2021, net assets consisted of:

Paid-in Capital	16,096,834
Total Distributable Earnings (Loss)	1,038,951
Net Assets	17,135,785

Investor Shares—Net Assets
Applicable to 78,079,775 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	944,900
Net Asset Value Per Share—Investor Shares	$12.10

Admiral Shares—Net Assets
Applicable to 1,337,898,432 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,190,885
Net Asset Value Per Share—Admiral Shares	$12.10

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Interest[1]	454,622
Total Income	454,622
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,542
Management and Administrative— Investor Shares	1,464
Management and Administrative— Admiral Shares	11,909
Marketing and Distribution— Investor Shares	70
Marketing and Distribution— Admiral Shares	540
Custodian Fees	62
Auditing Fees	34
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Admiral Shares	62
Trustees’ Fees and Expenses	5
Total Expenses	15,703
Net Investment Income	438,919
Realized Net Gain (Loss)
Investment Securities Sold[1]	102,620
Futures Contracts	(1,516)
Realized Net Gain (Loss)	101,104
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	53,398
Futures Contracts	(2,223)
Change in Unrealized Appreciation (Depreciation)	51,175
Net Increase (Decrease) in Net Assets Resulting from Operations	591,198
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $286,000, less than $1,000, $13,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	438,919	428,379
Realized Net Gain (Loss)	101,104	79,696
Change in Unrealized Appreciation (Depreciation)	51,175	41,047
Net Increase (Decrease) in Net Assets Resulting from Operations	591,198	549,122
Distributions
Investor Shares	(29,172)	(31,715)
Admiral Shares	(482,349)	(457,332)
Total Distributions	(511,521)	(489,047)
Capital Share Transactions
Investor Shares	18,584	(59,916)
Admiral Shares	1,524,842	1,709,160
Net Increase (Decrease) from Capital Share Transactions	1,543,426	1,649,244
Total Increase (Decrease)	1,623,103	1,709,319
Net Assets
Beginning of Period	15,512,682	13,803,363
End of Period	17,135,785	15,512,682

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.03	$11.95	$11.16	$11.65	$11.83
Investment Operations
Net Investment Income[1]	.314	.344	.379	.393	.403
Net Realized and Unrealized Gain (Loss) on Investments	.126	.133	.796	(.459)	(.143)
Total from Investment Operations	.440	.477	1.175	(.066)	.260
Distributions
Dividends from Net Investment Income	(.313)	(.345)	(.379)	(.393)	(.402)
Distributions from Realized Capital Gains	(.057)	(.052)	(.006)	(.031)	(.038)
Total Distributions	(.370)	(.397)	(.385)	(.424)	(.440)
Net Asset Value, End of Period	$12.10	$12.03	$11.95	$11.16	$11.65
Total Return[2]	3.67%	4.06%	10.66%	-0.59%	2.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$945	$921	$977	$853	$980
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.57%	2.89%	3.25%	3.44%	3.49%
Portfolio Turnover Rate	14%	14%	16%	16%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.03	$11.95	$11.16	$11.65	$11.83
Investment Operations
Net Investment Income[1]	.324	.356	.388	.402	.415
Net Realized and Unrealized Gain (Loss) on Investments	.126	.130	.796	(.459)	(.143)
Total from Investment Operations	.450	.486	1.184	(.057)	.272
Distributions
Dividends from Net Investment Income	(.323)	(.354)	(.388)	(.402)	(.414)
Distributions from Realized Capital Gains	(.057)	(.052)	(.006)	(.031)	(.038)
Total Distributions	(.380)	(.406)	(.394)	(.433)	(.452)
Net Asset Value, End of Period	$12.10	$12.03	$11.95	$11.16	$11.65
Total Return[2]	3.75%	4.14%	10.75%	-0.51%	2.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,191	$14,592	$12,826	$10,825	$9,947
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.96%	3.33%	3.52%	3.59%
Portfolio Turnover Rate	14%	14%	16%	16%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual

Long-Term Tax-Exempt Fund
commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $578,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,626,376	—	16,626,376
Temporary Cash Investments	603,731	—	—	603,731
Total	603,731	16,626,376	—	17,230,107
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,963	—	—	1,963
Liabilities
Futures Contracts[1]	2,699	—	—	2,699
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	7,384
Total Distributable Earnings (Loss)	(7,384)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	24,774
Undistributed Tax-Exempt Income	11,892
Undistributed Long-Term Gains	67,127
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	947,557
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	436,562	427,888
Ordinary Income*	6,838	23,348
Long-Term Capital Gains	68,121	37,811
Total	511,521	489,047
*	Includes short-term capital gains, if any.

Long-Term Tax-Exempt Fund
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,282,550
Gross Unrealized Appreciation	988,456
Gross Unrealized Depreciation	(40,899)
Net Unrealized Appreciation (Depreciation)	947,557
E.	During the year ended October 31, 2021, the fund purchased $3,807,711,000 of investment securities and sold $2,263,188,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2021, such purchases were $21,100,000 and sales were $13,000,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	225,040	18,405	250,591	20,974
Issued in Lieu of Cash Distributions	24,462	2,004	26,212	2,191
Redeemed	(230,918)	(18,899)	(336,719)	(28,339)
Net Increase (Decrease)—Investor Shares	18,584	1,510	(59,916)	(5,174)
Admiral Shares
Issued	3,413,666	279,424	3,703,372	309,973
Issued in Lieu of Cash Distributions	319,903	26,204	301,086	25,169
Redeemed	(2,208,727)	(180,879)	(2,295,298)	(195,239)
Net Increase (Decrease)—Admiral Shares	1,524,842	124,749	1,709,160	139,903
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.

High-Yield Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
High-Yield Tax-Exempt Fund Investor Shares	5.81%	4.49%	5.07%	$16,392
Bloomberg Municipal Bond Index	2.64	3.41	3.88	14,627

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
High-Yield Tax-Exempt Fund Admiral Shares	5.89%	4.57%	5.15%	$82,648
Bloomberg Municipal Bond Index	2.64	3.41	3.88	73,136
See Financial Highlights for dividend and capital gains information.

High-Yield Tax-Exempt Fund
Fund Allocation
As of October 31, 2021
New York	11.3%
California	9.5
Illinois	8.3
Pennsylvania	7.6
Florida	6.7
Texas	5.9
New Jersey	5.5
Ohio	3.1
Massachusetts	2.8
Michigan	2.6
Colorado	2.5
Wisconsin	2.3
Georgia	2.1
South Carolina	1.8
Alabama	1.8
Missouri	1.8
Tennessee	1.7
Washington	1.7
Puerto Rico	1.6
District of Columbia	1.5
Arizona	1.5
Maryland	1.3
Virginia	1.3
Connecticut	1.3
Indiana	1.2
Louisiana	1.0
Kentucky	1.0
Other	9.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

High-Yield Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.6%)
Alabama (1.7%)
	Birmingham AL GO	5.000%	3/1/40	3,010	3,475
	Birmingham AL GO	5.000%	3/1/45	4,050	4,670
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,659
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	26,787
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,500	2,848
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	3,000	3,061
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	30,190	34,469
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	26,415	32,114
[2]	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	5,577
[2]	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	6,850
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	6,785	7,733
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,575	14,435
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	735
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	709
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	806
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	634
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	749
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	3,200	3,842
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	9,010
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	3,417
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,283
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	39,726
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	27,914
[3,4]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/23	0.000%	10/1/38	7,520	7,753
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	3,045
	Selma Industrial Development Board Industrial Revenue	5.375%	12/1/35	4,000	4,014
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,772
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,496
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	20,330	23,726
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	27,360	32,742
[5]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	1,858	1,985
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	733
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,366
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,266
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,264
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	2,191
					324,856
Alaska (0.1%)
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,705
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,705
					11,410
American Samoa (0.0%)
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	1,500	1,831
[5]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,875
					5,706
Arizona (1.5%)
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	8,250	8,346
[5]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	660	684
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,497
[5]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	1,050
[5]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	783
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	2,391

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,868
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,636
[5]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,688
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/51	1,760	1,915
[5]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	925	986
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,822
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	3,125	3,372
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	3,125	3,274
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	988
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	2,111
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	310	359
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	455
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	929
[5]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	739
[5]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	784
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,183
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,181
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	589
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	3,142
[6]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,400
[6]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,649
[6]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,390
[6]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,793
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	11,411
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	29,775	35,191
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	5,505
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,611
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,349
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,663
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	1,060
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	6,790
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	268
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	799
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,567
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	473
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	381
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	639
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,962
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,870
[5]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	300	318
[5]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	476
[5]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	2,214
[5]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	7,758
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/51	3,300	3,372
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,202
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,260	1,515
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	1,700	2,045
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	2,205	2,653
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	4,500	5,156
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	6,000	6,812
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	5,934
[5]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/47	8,650	8,731
[5]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/52	3,365	3,395
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/37	1,000	1,146
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/38	1,000	1,144
[5]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	3,650	3,678
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/49	2,475	2,594
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,900	3,036
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/30	5,000	6,506
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	7,500	9,636
[2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	13,000	16,980
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,555
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	10,241
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	17,105	20,947
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	2,500	2,673
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/56	2,130	2,244
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,728
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,178
					272,410

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,620
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,822
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,578
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	7,422
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	707
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	7,294
[5]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	2,000	2,176
					26,619
California (9.3%)
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	852
[3]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	4,202
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,791
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,661
[3]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	1,500	1,675
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	15,420	17,967
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/45	1,340	1,547
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	5,271
[3]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/43	5,000	5,897
[3]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/49	1,000	1,179
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	27,055	32,494
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,377
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	6,000	6,902
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	2,000	2,294
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,000	5,247
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,500	5,739
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	10,000	10,426
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	8/1/49	2,000	2,206
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	24,000	26,503
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	14,750	15,411
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,500	2,598
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	5,184
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	13,000	13,697
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	3,710
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,146
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,286
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,250	1,491
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,721
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	3,053
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	5,000	7,359
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	11,501
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	900	1,012
	California GO	5.000%	3/1/35	6,160	7,904
	California GO	4.000%	9/1/37	1,470	1,673
	California GO	5.000%	9/1/41	4,500	5,872
	California GO	3.000%	12/1/43	1,500	1,611
	California GO	3.000%	12/1/46	3,000	3,201
	California GO	5.000%	12/1/46	2,500	3,181
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,450
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	4,665	4,874
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	3,156
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	9,100	10,010
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	6,283
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	3,987
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	5,500	6,551
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	11,455	13,135
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	13,290	15,028
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,000	6,457
	California Housing Finance Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,995	5,910
	California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	7,932	9,142
[8]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.400%	8/1/24	1,500	1,505
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	3,750	3,898
[8]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.750%	6/1/26	1,000	1,016
[5]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	430	485
[5]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/38	840	964
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,135	1,282
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,565
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,212

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	2,255
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,665	6,712
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	6,661
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,888
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,565	5,156
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,900	4,478
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	4,210
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,926
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	2,311
	California Municipal Finance Authority Port, Airport & Marina Revenue	5.000%	12/31/33	4,000	4,783
[3]	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	8,000	8,910
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,320
[5]	California Pollution Control Financing Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.180%	1/18/22	15,000	14,999
[5]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.180%	2/1/22	15,000	15,000
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,125	4,159
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,790	6,833
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/36	1,160	1,346
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,752
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	1,260	1,426
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	1,394
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	360	435
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/32	5,000	6,058
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	10,000	10,975
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	7,822
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/31	10,305	11,842
	California State University College & University Revenue	4.000%	11/1/38	5,560	6,253
	California State University College & University Revenue	4.000%	11/1/45	2,750	3,065
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,120	1,347
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	15,650	17,958
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	18,125	20,672
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	2,650	3,041
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,414
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	3,138
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,000	1,108
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	5,965	6,823
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	24,266
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,127
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,792
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	6,630	8,562
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,776
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	5,813
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,450	1,551
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	10,000	9,944
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	10,000	10,333
[5]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	5,000	5,171
[5]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	10,000	9,188
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	1,125	1,222
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	636
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	9,780	9,428
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	5,250	4,862
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	4,899
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	5,000	5,202
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	4,983
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	5,000	4,967
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	5,000	4,651
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	10,000	8,884
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	5,000	4,675
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	5,000	5,017
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	6,500	7,302
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	15,000	13,753
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	22,317
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/56	7,000	7,324
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	8,742
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	5,198
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,490	2,671

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Camino Healthcare District GO	4.000%	8/1/35	4,290	4,893
	El Camino Healthcare District GO	4.000%	8/1/36	6,000	6,831
[6]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,465	1,698
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	599
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/44	1,000	1,187
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/49	1,600	1,888
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,162	10,388
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	7,538
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	4,565	5,310
[7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	9,469
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	15,100	17,564
[6]	Hayward Unified School District GO	4.000%	8/1/43	18,500	21,210
[6]	Hayward Unified School District GO	4.000%	8/1/48	3,500	3,988
[3]	Hayward Unified School District GO	4.000%	8/1/50	5,000	5,745
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/49	1,000	1,168
	Irvine Unified School District Special Tax Revenue	5.000%	3/1/57	7,285	8,468
	La Canada Unified School District GO	4.000%	8/1/49	1,000	1,158
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/32	3,500	3,749
	Lee Lake Public Financing Authority Special Tax Revenue	5.125%	9/1/35	2,350	2,517
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/30	2,000	2,293
	Long Beach Unified School District GO	5.000%	8/1/35	7,225	8,595
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	8,486
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	780	870
[2]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,080	1,363
[2]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	3,250	4,065
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	9,925	10,783
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	100	111
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,200	1,414
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,300	1,532
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,825
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,258
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	2,810	3,609
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,930	3,753
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,750	1,989
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	2,137
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	5,000	6,282
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	2,121
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	6,010
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,000	6,234
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	6,808
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	9,334
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	14,895
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	3,405
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	20,000	22,893
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,065	5,238
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	22,514
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	1,355	1,576
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	8,300	9,457
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	7,217
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	2,575	2,922
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	4,000	4,029
[2]	Los Angeles Unified School District GO	4.000%	7/1/39	2,500	3,000
[2]	Los Angeles Unified School District GO	4.000%	7/1/46	6,650	7,843
[8]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	1,500	1,500
[8]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	1,000	1,000
[8]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.190%	5/21/24	1,500	1,500
	Modesto Elementary School District County GO	3.000%	8/1/46	2,270	2,385
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	2,882
[6]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/43	1,965	2,272
[6]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	5,591
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/26	2,000	2,351
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	1,500	1,868
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	1,855	2,349
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,445
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	1,750	2,238
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,785

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,450	3,122
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,782
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,210	2,809
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,779
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,985
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,638
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,971
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,000	5,880
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	1,100	1,256
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	1,000	1,166
	Oakland Unified School District/Alameda County GO, Prere.	5.500%	8/1/22	3,000	3,116
[3]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,288
[3]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,284
[3]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	757
[3]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	619
[3]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	587
[3]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	586
[3]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	660
[3]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	797
[9]	Palomar Health GO	0.000%	8/1/33	8,805	6,924
	Palomar Health GO	4.000%	8/1/35	4,000	4,424
[9]	Palomar Health GO	7.000%	8/1/38	10,740	14,941
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,128
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	5,402
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,895
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,896
[6]	Paramount Unified School District GO	3.000%	8/1/50	2,000	2,083
	Peralta Community College District GO	4.000%	8/1/39	5,000	5,507
	Peralta Community College District GO	4.000%	8/1/39	7,205	7,936
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/28	2,400	2,964
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/29	2,300	2,893
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	2,250	2,855
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	3,690	4,288
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	2,450	2,845
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34	2,945	3,411
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/31	2,000	2,213
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,547
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,386
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	7,661
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	3,704
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	3,870	4,394
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,446
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	3,242
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,781
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,439
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	6,894
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	7,291
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,525	2,960
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	6,000	7,022
[3]	San Bernardino City Unified School District GO	3.000%	8/1/44	11,000	11,721
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	16,160	17,979
	San Diego CA Unified School District GO	0.000%	7/1/30	15,000	13,286
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,681
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,197
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	598
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,235
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,193
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/44	3,000	3,374
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	2,750	3,258
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	3,018
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	960	1,049
[1,5]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.460%	11/4/21	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	7,464
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	645	660
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/33	10,000	10,681

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	12,318
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	12,440
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	9,106
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	3,131
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/39	2,500	2,754
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,602
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	4,525	5,442
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	5,000	5,929
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	9,320	11,168
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	67,525	81,248
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	18,975	22,801
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	9,935	12,835
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	7,585	9,686
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	7,637
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,552
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,026
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,369
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	2,000	1,855
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,406
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	3,758
[5]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,080
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	15,283
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	2,000	1,971
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	13,910	13,544
	San Mateo CA Special Tax Revenue	5.000%	9/1/42	2,000	2,053
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,925
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/32	11,300	12,525
[6]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/31	1,000	1,133
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	7,757
	Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue	0.000%	6/1/46	3,500	647
[11]	Ukiah CA Unified School District GO	0.000%	8/1/31	9,345	7,811
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,409
[2]	University of California College & University Revenue	5.000%	5/15/42	4,500	5,805
	University of California College & University Revenue	5.000%	5/15/43	3,500	4,289
	University of California College & University Revenue	5.000%	5/15/43	3,955	4,832
	University of California College & University Revenue	5.000%	5/15/46	2,425	2,850
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,832
	University of California College & University Revenue	3.000%	5/15/51	5,155	5,439
	University of California College & University Revenue	5.000%	5/15/58	15,185	18,459
	University of California College & University Revenue	5.250%	5/15/58	8,000	9,905
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	5,000	5,860
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	3,108
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,563
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,800	3,265
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	5,477
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	18,865	20,767
					1,750,372
Colorado (2.5%)
	Adonea Metropolitan District No. 2 GO	5.125%	12/1/37	3,195	3,253
	Adonea Metropolitan District No. 2 GO	5.125%	12/1/45	4,940	5,013
	Adonea Metropolitan District No. 2 GO	7.500%	12/15/45	3,111	3,133
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	591
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	1,061
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	2,139
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	528

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	677
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,335
[5]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,205
[5]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/49	1,300	1,415
	Broadway Station Metropolitan District No. 2 GO	5.000%	12/1/35	1,460	1,576
	Broadway Station Metropolitan District No. 2 GO	5.125%	12/1/48	5,250	5,630
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	1,060
[6]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	2,332
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,475	1,479
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,420	1,466
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	18,199
	Centerra Metropolitan District No.1 GO	4.000%	12/1/29	1,120	1,199
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	549
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	628
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/50	1,000	1,080
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,112
	Colorado COP	4.000%	3/15/30	6,000	7,016
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,746
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,869
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/28	2,300	2,608
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/30	1,615	1,809
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,505
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,555	4,430
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,725
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	7,250	8,066
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,724
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	576
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	2,007
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	546
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	6,855	8,052
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	5,405	6,185
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,925
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	556
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	2,630	3,085
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	1,000	1,163
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	572
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	3,500	3,795
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	16,595	19,923
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	5,000	5,806
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	5,000	5,206
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/9/22	4,580	4,798
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	1,000	1,057
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,650	4,108
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	8,130	9,137
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	840
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,613
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	959
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	3,695	4,056
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,390	5,119
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	15,000	18,408
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	32,950	37,875
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,546
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	30,000	36,007
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/25	3,840	4,478
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	3,000	3,477
[5]	DIATC Metropolitan District GO	5.000%	12/1/39	1,245	1,340
[5]	DIATC Metropolitan District GO	5.000%	12/1/49	2,000	2,140
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	12,000	11,609
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	19,073
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,611
[8]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	700	701
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	3,099
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	3,233
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,892
[5]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	2,680	2,681
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	6,841
[2]	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,968
[2]	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,467
[5]	Peak Metropolitan District No. 1 GO	4.000%	12/1/35	500	527

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Peak Metropolitan District No. 1 GO	5.000%	12/1/41	500	545
[5]	Peak Metropolitan District No. 1 GO	5.000%	12/1/51	2,875	3,110
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,003
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	517
[5]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,000	2,109
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	517
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	653
[5]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	400	347
[5]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	9,883
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,876
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	579
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,015	4,696
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	465
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,475	6,229
	Solaris Metropolitan District No. 3 GO	3.750%	12/1/26	618	638
	Solaris Metropolitan District No. 3 GO	5.000%	12/1/36	850	878
	Solaris Metropolitan District No. 3 GO	5.000%	12/1/46	1,880	1,941
	Southglenn Metropolitan District GO	3.500%	12/1/26	6,000	6,185
	Southglenn Metropolitan District GO	5.000%	12/1/30	2,285	2,357
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,818
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,873
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	360
	STC Metropolitan District No. 2 GO	5.000%	12/1/38	1,500	1,632
	STC Metropolitan District No. 2 GO	5.000%	12/1/49	1,500	1,621
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,816
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	750	781
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	8,000	8,381
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	12,500	13,083
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,842
[3]	Vauxmont Metropolitan District GO	3.250%	12/15/50	7,250	7,799
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,875	1,963
	Village Metropolitan District GO	5.000%	12/1/49	1,750	1,942
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	818
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,619
[4]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	839
[3]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,976
[3]	Westminster Public Schools COP	5.000%	12/1/48	6,000	7,241
					462,147
Connecticut (1.2%)
	Connecticut GO	5.000%	3/1/27	5,000	5,523
	Connecticut GO	4.000%	8/15/29	11,500	13,082
[3]	Connecticut GO	5.000%	6/15/31	6,510	7,501
[6]	Connecticut GO	5.000%	6/15/31	1,800	2,251
	Connecticut GO	5.000%	11/15/31	1,550	1,802
[6]	Connecticut GO	5.000%	6/15/32	5,000	6,237
[6]	Connecticut GO	5.000%	6/15/33	1,800	2,241
	Connecticut GO	3.000%	1/15/34	1,000	1,102
	Connecticut GO	5.000%	9/15/34	3,000	3,737
[6]	Connecticut GO	5.000%	4/15/35	3,150	3,957
	Connecticut GO	5.000%	9/15/35	4,275	5,328
	Connecticut GO	5.000%	11/15/35	1,000	1,162
	Connecticut GO	3.000%	1/15/36	1,050	1,148
[6]	Connecticut GO	5.000%	4/15/36	2,300	2,881
	Connecticut GO	3.000%	1/15/37	1,045	1,139
	Connecticut GO	5.000%	9/15/37	2,360	2,929
	Connecticut GO	3.000%	1/15/38	2,070	2,247
	Connecticut GO	3.000%	1/15/39	2,400	2,594
[6]	Connecticut GO	5.000%	4/15/39	2,490	3,100
	Connecticut GO	4.000%	6/1/39	600	702
	Connecticut GO	3.000%	1/15/40	4,815	5,194
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	1.800%	11/15/21	1,045	1,045
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	10,000	12,273
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,830	6,974
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,500	5,888
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	1,500	1,957
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	1,000	1,193
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/36	4,000	4,756
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,250	5,047
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	10,785

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	10,255	12,119
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	3,905	4,603
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,770	4,435
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	3,615	4,639
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,713
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,907
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,991
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	7,000	7,783
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	3,820
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	4,000	3,991
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,998
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,500	2,849
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	1,196
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	2,189
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,423
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,760	1,989
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,925
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	6,530
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	3,269
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	2,354
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	4,250	4,860
[5]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,848
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	5,095
	Hamden CT Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,500	1,647
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	2,205
[5]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,950
[5]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/41	575	601
[5]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/51	1,655	1,699
	University of Connecticut College & University Revenue	5.000%	2/15/32	1,040	1,181
	University of Connecticut College & University Revenue	5.000%	2/15/33	2,265	2,569
					230,153
Delaware (0.1%)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	5,391
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,294
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	429
[5]	Millsboro DE Special Tax Revenue	5.125%	7/1/38	3,000	3,310
					10,424
District of Columbia (1.5%)
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	640	733
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,604
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	957
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	3,436
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,499
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	5,780
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,727
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,336
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,619
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	1,259
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,671
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	15,219
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	2,179
	District of Columbia GO	5.000%	6/1/37	3,105	3,834
	District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	1,000	1,055
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	7,045
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	4,018
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,165
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,878
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	4,229
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/44	3,855	4,455
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,077
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	954
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,880	2,006
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,842
[4,5]	District of Columbia Tax Allocation Revenue, 3.750% coupon rate effective 12/1/25	0.000%	6/1/31	1,000	838
[4,5]	District of Columbia Tax Allocation Revenue, 4.250% coupon rate effective 12/1/25	0.000%	6/1/46	4,835	3,878
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	920	1,114
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	4,935
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	3,173

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	3,077
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,975
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	3,500
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	2,325	2,705
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	2,000	2,284
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	58,750	65,530
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	2,000	2,217
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	5,000	5,095
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	2,525	3,072
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,945	2,367
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/30	4,000	4,490
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	3,850	4,664
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	5,000	6,342
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	2,250	2,719
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,813
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,418
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	4,373
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	10,000	11,511
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	3,463
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	3,689
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,880
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,684
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	5,000	5,773
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,258
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/44	2,500	2,795
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/39	5,000	5,965
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,000	5,454
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/40	7,015	8,224
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	5,100	5,908
					279,760
Florida (6.5%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	20,000	22,412
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,000	3,429
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	527
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	16,467
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	2,000	2,384
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,377
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	2,660	3,242
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,554
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,893
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,458
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	2,012
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	3,427
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	4,356
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	2,301
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/45	7,455	8,563
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/47	5,000	5,959
	Broward County Fl Airport System Revenue Port, Airport & Marina Revenue	4.000%	10/1/44	3,000	3,385
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	17,164
[5]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	5.875%	7/1/40	4,000	4,245
[5]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	6.000%	7/1/50	7,480	7,924
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,745
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,415	2,558
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,885
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	7,167
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	752
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/41	710	769
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	5,488
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	6,476
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,447
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/51	975	1,039
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	1,235
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	4,283
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/56	695	735
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	27,144
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	20,000	2,016
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,453
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	2,262
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,311

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	9,900
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	7,324
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	1,550	1,699
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,864
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	5,522
[5,12]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	3,000	960
[5]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	5.250%	12/1/43	1,000	1,145
[5,12]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	183
[5]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	5.250%	12/1/58	2,500	2,827
	Celebration Pointe Community Development District No. 1	4.000%	5/1/53	1,000	1,026
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	3,103
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,742
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	7,545	8,521
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	13,403
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	8,250	9,121
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	8,000	8,804
[2]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,015	1,159
[2]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/39	1,050	1,195
[2]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/40	1,050	1,192
[2]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,170	1,324
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	355
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	682
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	821
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	644
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	985
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,200	7,880
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	1,067
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	2,985	3,127
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	919
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/50	1,950	2,084
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	1,025	1,016
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	4,400	4,968
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	4,622
[5]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	35,500	38,262
	Florida GO	5.000%	7/1/28	9,160	11,535
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,546
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	11,377
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	10,650	12,236
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	2,679
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	20,500	24,448
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/47	10,000	11,919
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	9,000	10,708
[1,5]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB VRDO	0.150%	11/4/21	6,200	6,200
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,000	1,129
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/46	3,850	4,320
[3]	Hernando County School District COP	5.000%	7/1/28	5,825	6,898
[3]	Hernando County School District COP	5.000%	7/1/29	6,645	7,849
[3]	Hernando County School District COP	5.000%	7/1/30	6,975	8,218
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	10,000	11,194
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	17,565
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	6,550	7,425
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	10,185	11,446
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	2,320	2,817
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	13,911
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	3,460
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	1,145
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,349
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,926
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	2,127
[5]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	375	416
[5]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	580	647
[5]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	905
[5]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	902
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/37	750	770
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,538
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	7,024
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	14,305	16,031
[5]	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Preserve Project)	5.750%	12/1/52	5,000	5,126

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/22	2,000	2,073
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/23	2,815	3,050
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,570
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,743
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,735	3,400
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	4,982
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	6,160
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	3,000	3,415
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,140	3,295
	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/45	5,150	5,869
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,200	2,309
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,550	1,729
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	1,060	1,182
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,975	2,200
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	10,078
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	29,095	32,570
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,767
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,532
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	5,741
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,675	1,941
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	3,775	4,355
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	18,960	22,407
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	6,024
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	8,968
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	3,139
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,170	4,353
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	6,395	6,676
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,460	2,568
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	5,000	3,991
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	3,000	3,484
	Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	1,000	1,099
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	8,885	10,310
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,000	6,967
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	8,095	9,400
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,575
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,300	3,855
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	6.125%	8/1/42	925	928
[2]	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	3,344
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	4,310	5,091
[2]	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	10,920	12,415
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	8,209
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,947
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	9,875	10,046
	Miami-Dade County IDA Resource Recovery Revenue	0.400%	8/1/23	2,900	2,897
[8]	Miami-Dade County IDA Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.375%	0.425%	7/1/24	10,000	9,997
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	1,590	1,758
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	1,680	1,858
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.250%	10/1/23	5,000	5,553
[3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	8,456
[3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	5,843
[3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	4,500	5,244
[3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	5,000	5,766
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,991
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	1,112
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	3,969
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	10,200	11,788
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,405	1,662
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,459
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	7,500	7,648
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	10,030	10,805
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,371
[4]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	9,310
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	1,020
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,594
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,587
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,992
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,969
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	745	757
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,970	3,300

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	7.500%	6/1/49	3,175	3,329
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	9,068
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/55	3,125	3,352
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,337
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,554
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	3,190	3,547
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	1,129
[5]	Polk County IDA Industrial Revenue	5.875%	1/1/33	7,750	9,623
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,710
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,559
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,426
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/36	5,000	5,631
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,258
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,340
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,221
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,556
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,214
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,100
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,204
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	18,200
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/51	830	906
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/56	955	1,034
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	5,300	5,322
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	10,800	11,855
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	5,500	6,100
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	24,760	29,979
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/46	2,150	2,324
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/50	2,600	2,791
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	7,185	8,014
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	5,000	5,554
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/55	2,300	2,570
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,763
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,585
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	6,763
	Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,680	8,722
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	8,500	9,859
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	514
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,373
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	6,050	7,597
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	19,806
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	7,100	8,445
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,500	5,333
	USF Financing Corp. COP	5.000%	7/1/29	5,475	6,256
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,574
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,779
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	4,123
	Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/25	6,405	7,372
					1,220,210
Georgia (2.1%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/35	7,510	8,627
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/26	1,100	1,108
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,008
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/28	1,755	1,768
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	4,142
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,729
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	4,027
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/35	6,800	7,811
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	6,921
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	973
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	2,128
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,327
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,176
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	245
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	545
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	601
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	300
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,440	6,425
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,000	5,973

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	5,662
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	473
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	472
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	470
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,818
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,990
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,276
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,509
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,223
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	8,469
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	5,805	6,889
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	8,500	10,038
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,337
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	8,800	9,397
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	2,500	2,589
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/56	8,570	8,807
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	5,507
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	3,295
[5]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	6,000	6,944
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,712
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	1,230	1,388
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,729
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,729
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	3,539
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	614
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	7,471
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	279
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	39,027
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,250	6,253
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	19,250	22,992
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	13,736
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,490	7,608
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,382
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/31	435	488
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,775	6,583
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	6,792
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	964
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,525
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,357
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	11,314
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	26,015	27,588
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	534
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	5,265	5,993
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	16,395	19,196
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,135	2,457
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	11,655	13,802
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/45	20,060	22,446
[5]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	3,095	3,467
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,720
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	3,589
					393,273
Guam (0.4%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.250%	10/1/34	3,320	3,598
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.375%	10/1/43	1,440	1,560
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/22	2,330	2,427
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	825	897
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, Prere.	6.250%	10/1/23	2,180	2,420
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, Prere.	6.375%	10/1/23	1,560	1,735
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,866
	Guam Department of Education COP	5.000%	2/1/40	6,125	6,901
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/46	5,500	6,137
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	2,000	2,507
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,600	3,207

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	3,049
	Guam Income Tax Revenue	5.000%	12/1/46	1,000	1,137
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/27	1,250	1,260
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	3,585	4,118
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	815	982
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	154
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,315	1,610
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	1,000	1,241
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	500	567
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,100	1,109
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,135	1,437
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/33	9,805	11,080
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,128
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	5,835	6,653
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/37	270	272
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	1,960	2,105
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,998
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,371
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,540
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	4,125	4,692
					80,758
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	3,033
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/45	25,465	29,013
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	593
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,181
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,656
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,264
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,907
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	1,065
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	875
					41,587
Idaho (0.2%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/38	1,335	1,563
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/40	1,445	1,674
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/46	2,150	2,451
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/51	3,100	3,517
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,350	1,586
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,250	1,511
[5]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	7,023
[5]	Spring Valley Community Infrastructure District No. 1	3.750%	9/1/51	10,000	9,988
					29,313
Illinois (8.1%)
	Chicago Board of Education GO	0.000%	12/1/25	7,550	7,154
[10]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,556
[10]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,325
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,100	4,264
[10,13]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,180
	Chicago Board of Education GO	5.000%	12/1/30	4,555	5,620
	Chicago Board of Education GO	5.000%	12/1/30	2,495	3,078
[5]	Chicago Board of Education GO	6.750%	12/1/30	4,000	5,218
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	12,171
[10]	Chicago Board of Education GO	0.000%	12/1/31	945	767
[10,13]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,976
[3]	Chicago Board of Education GO	5.000%	12/1/31	625	767
	Chicago Board of Education GO	5.000%	12/1/31	600	737
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,838
	Chicago Board of Education GO	5.125%	12/1/32	6,225	6,885
	Chicago Board of Education GO	5.000%	12/1/33	5,345	5,555
[3]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,223
	Chicago Board of Education GO	5.000%	12/1/33	3,930	4,801
[3]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,525
	Chicago Board of Education GO	5.250%	12/1/35	6,480	7,168
	Chicago Board of Education GO	5.000%	12/1/36	8,905	10,491
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,456
	Chicago Board of Education GO	5.000%	12/1/38	2,500	3,055
	Chicago Board of Education GO	5.250%	12/1/39	19,475	21,455
	Chicago Board of Education GO	5.500%	12/1/39	2,925	2,935

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.250%	12/1/41	350	351
	Chicago Board of Education GO	5.000%	12/1/42	1,160	1,204
	Chicago Board of Education GO	5.000%	12/1/44	1,000	1,166
	Chicago Board of Education GO	7.000%	12/1/44	37,350	44,690
	Chicago Board of Education GO	5.000%	12/1/46	5,000	5,918
	Chicago Board of Education GO	6.500%	12/1/46	14,500	17,624
[5]	Chicago Board of Education GO	7.000%	12/1/46	3,185	4,079
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	250	302
	Chicago IL GO	5.000%	1/1/26	2,750	3,099
	Chicago IL GO	0.000%	1/1/31	4,915	3,766
	Chicago IL GO	5.500%	1/1/31	3,230	3,626
	Chicago IL GO	5.000%	1/1/34	6,660	6,700
	Chicago IL GO	5.000%	1/1/34	2,000	2,151
	Chicago IL GO	5.000%	1/1/35	4,370	4,945
	Chicago IL GO	5.000%	1/1/36	5,000	5,367
	Chicago IL GO	5.000%	1/1/38	13,000	14,706
	Chicago IL GO	6.000%	1/1/38	100	121
	Chicago IL GO	5.500%	1/1/39	3,700	4,136
	Chicago IL GO	5.000%	1/1/40	3,800	4,485
	Chicago IL GO	5.500%	1/1/42	2,000	2,230
	Chicago IL GO	5.000%	1/1/44	5,295	6,196
	Chicago IL GO	5.500%	1/1/49	7,500	8,999
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,751
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,828
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,295
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	9,000	9,805
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/33	440	442
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,000	1,109
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	13,220	14,677
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,323
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	2,042
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	16,180	17,701
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,567
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	6,945	7,580
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	7,200	7,852
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.375%	1/1/33	4,000	4,214
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	7,105	7,741
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	12,733
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,930	4,609
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,362
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	13,400	15,097
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	179
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,768
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,000	12,357
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,418
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,774
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,545
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,600	6,287
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,809
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	7,348
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,000	5,797
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	12,619
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,875
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	4,110
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,212
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	3,194
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,448
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	12,000	12,673
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	5,000	5,754
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	14,142
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,791
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	5,743
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	5,475	6,130
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,844
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	3,544
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	4,500	5,267
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	6,150	7,397
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	10,595	10,678
	Chicago Park District GO	5.000%	1/1/35	2,590	2,785

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Chicago Park District GO	5.000%	1/1/37	1,240	1,529
[6]	Chicago Park District GO	4.000%	1/1/38	1,625	1,864
[6]	Chicago Park District GO	5.000%	1/1/40	1,880	2,307
[6]	Chicago Park District GO	4.000%	1/1/41	4,000	4,474
	Chicago Park District GO, Prere.	5.000%	1/1/24	4,910	5,395
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,991
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,919
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	6,642
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	2,950	2,962
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	5,400	5,422
	Cook County IL GO	5.000%	11/15/31	715	930
	Cook County IL GO	5.000%	11/15/32	470	610
	Cook County IL GO	5.000%	11/15/33	460	595
	Cook County IL GO	5.000%	11/15/34	1,150	1,355
	Cook County IL GO	5.000%	11/15/35	1,025	1,207
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	1,089
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	3,088
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	591
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,823
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,599
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	13,762
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,250	3,764
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	2,027
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	8,225	9,665
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,520
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,576
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	2,061
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,207
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	130	131
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,365	1,580
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	785	834
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,268
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,245
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	5,000	5,989
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	5,069
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	5,480
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,698
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	2,214
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	8,371
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,518
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	2,166
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,961
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,572
[12]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	3,594
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	4,269
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,308
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,900	10,121
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	7,694
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,422
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	6,300	7,441
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	6,000	6,655
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	3,449
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,375
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,205	1,419
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	9,250	9,598
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/43	10,000	10,657
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,750	2,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	10,000	11,521
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	19,750	22,733
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	33,300	38,643
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,155	6,030
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	2,264
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,291
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	4,208
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/48	2,850	2,996
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,700	4,302
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	8,160	8,935
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,934
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,154

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	6,250	6,486
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	7,500	7,798
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	1,335	1,432
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	8,150	9,206
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	2,000	2,259
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,750	3,174
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	3,308
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,163
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	10,000	12,000
	Illinois GO	5.000%	3/1/22	6,600	6,704
	Illinois GO	5.000%	5/1/22	1,150	1,177
	Illinois GO	5.000%	8/1/22	15,475	16,016
	Illinois GO	5.000%	12/1/22	9,500	9,974
	Illinois GO	5.000%	2/1/23	6,000	6,342
	Illinois GO	5.000%	3/1/23	6,165	6,259
	Illinois GO	5.000%	8/1/23	13,850	14,930
	Illinois GO	5.000%	3/1/24	5,050	5,126
	Illinois GO	5.000%	8/1/24	13,660	14,125
	Illinois GO	5.000%	11/1/24	8,000	9,006
	Illinois GO	5.000%	2/1/25	2,270	2,485
	Illinois GO	5.000%	3/1/25	3,130	3,177
	Illinois GO	5.000%	8/1/25	3,000	3,100
	Illinois GO	5.000%	2/1/26	3,750	4,355
	Illinois GO	5.500%	7/1/26	5,845	6,319
	Illinois GO	5.000%	12/1/26	1,610	1,902
	Illinois GO	5.000%	2/1/28	10,000	11,777
	Illinois GO	4.000%	3/1/28	4,000	4,579
	Illinois GO	5.000%	11/1/28	2,600	3,057
	Illinois GO	5.000%	5/1/29	6,125	6,745
	Illinois GO	5.000%	10/1/29	3,000	3,650
	Illinois GO	5.000%	11/1/29	14,300	16,939
	Illinois GO	5.000%	3/1/30	3,000	3,711
	Illinois GO	5.000%	10/1/30	2,500	3,019
	Illinois GO	5.000%	1/1/33	3,490	3,514
[3]	Illinois GO	5.250%	2/1/33	6,200	6,803
	Illinois GO	5.000%	3/1/33	1,000	1,014
[3]	Illinois GO	5.500%	7/1/33	3,350	3,615
	Illinois GO	4.000%	12/1/33	9,000	9,932
	Illinois GO	5.000%	1/1/34	4,205	4,234
[3]	Illinois GO	5.250%	2/1/34	3,125	3,428
	Illinois GO	4.000%	6/1/34	1,245	1,360
	Illinois GO	5.000%	3/1/35	2,065	2,093
	Illinois GO	5.000%	4/1/35	1,100	1,163
	Illinois GO	5.000%	3/1/36	885	897
	Illinois GO	4.125%	10/1/36	4,500	5,149
	Illinois GO	4.000%	10/1/38	4,000	4,509
	Illinois GO	4.000%	3/1/39	1,050	1,188
	Illinois GO	4.000%	10/1/39	2,475	2,781
	Illinois GO	4.000%	10/1/40	5,000	5,603
	Illinois GO	5.750%	5/1/45	4,750	5,897
[1,5]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.120%	11/4/21	19,505	19,505
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,650	1,761
	Illinois Sales Tax Revenue	5.000%	6/15/26	6,560	7,738
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,415	4,910
[6]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,482
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,400	2,708
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,500	10,989
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	10,210
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,872
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	2,965	3,705
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	8,526
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	11,209
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	8,124
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	8,286
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	7,891
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,882
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	433
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	453
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	6,521

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	1,296
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,931
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	1,157
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	2,316
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	1,056
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	5,992
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,842
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,131
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	278
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,685
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	1,172
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	6,075
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	5,376
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	23,500	26,097
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	15,792
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/53	7,575	8,483
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	14,000	15,954
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/57	12,255	14,149
[1,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	0.130%	11/4/21	2,633	2,633
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	22,500	24,814
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	27,500	32,457
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	6,500	6,689
[6]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,800	9,100
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,538
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,642
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	4,520	5,075
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	27,082
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,462
	Romeoville IL GO	4.000%	12/30/33	4,710	5,524
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	1,260	1,318
[6]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,961
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,541
	Will County IL GO	4.000%	11/15/47	4,000	4,647
					1,527,310
Indiana (1.2%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,160
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,848
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,513
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,459
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,311
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	6,000	6,373
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,912
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	7,205	8,271
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	23,915	28,185
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	10,005	11,433
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/23	25,550	27,457
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/23	28,315	30,428
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/23	2,500	2,687
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	7,500	8,230
[5]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	14,200	13,256
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,623
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue, ETM	7.375%	7/1/23	16,100	17,378
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,449
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	5,000	5,436
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,891
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	3,150	3,422
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,830
	Whiting IN Industrial Revenue PUT	5.000%	6/5/26	23,240	27,597
					222,149
Iowa (0.5%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	4,106
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,820
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	27,515	29,932
[1]	Iowa Finance Authority Industrial Revenue PUT	1.500%	4/1/24	6,250	6,289
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	3,062
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,775
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	6,340
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/22	500	525

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/24	1,095	1,236
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	100,000	16,910
	Xenia Rural Water District Water Revenue	5.000%	12/1/31	1,610	1,863
	Xenia Rural Water District Water Revenue	5.000%	12/1/36	3,300	3,782
	Xenia Rural Water District Water Revenue	5.000%	12/1/41	2,000	2,275
					99,915
Kansas (0.5%)
[5,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	6,000	6,877
[5,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	3,500	4,012
[6]	Ford County Unified School District No. 443 Dodge City GO	4.000%	3/1/28	1,040	1,208
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,712
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	2,267
[5]	Kansas Independent College Finance Authority College & University Revenue	7.000%	6/1/45	4,050	4,237
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,100	6,093
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	1,232
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,895	4,410
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	4,080	4,620
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,000	5,661
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	16,261
	Wichita KS GO	5.000%	12/1/34	2,280	2,653
	Wichita KS GO	5.000%	12/1/35	2,365	2,749
	Wichita KS GO	5.000%	12/1/39	11,305	13,089
	Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	7,332
	Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	6,500	6,812
	Wichita KS Health, Hospital, Nursing Home Revenue, Prere.	7.375%	12/15/23	5,000	5,722
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	2,125	2,212
					99,159
Kentucky (0.9%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,165
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	12,955	14,644
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	12,507
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,823
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	11,285
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	3,484
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	2,064
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	2,186
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,404
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,847
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	629
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	18,295	20,076
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	15,515	17,171
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	13,830
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	10,950	12,395
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	6,670	7,747
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.400% coupon rate effective 7/1/23	0.000%	7/1/33	3,065	3,796
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.600% coupon rate effective 7/1/23	0.000%	7/1/39	3,000	3,675
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	12,025	13,168
[2]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	3,096
[2]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	4,004
[2]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,602
[2]	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,335	1,703
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	1,140
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	9,500	10,401
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	4,970	5,107
					176,949
Louisiana (1.0%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	775	777
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	815	840
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,700	3,193
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,597
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,688
[5]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	1,126
[5]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	5,004
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,593
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	2,230
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,775
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	17,395	19,745

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	5/15/40	100	109
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	12,431
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	10,010
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,979
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/49	5,000	5,688
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,634
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,000	8,253
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	122
[3]	Louisiana Public Facilities Authority Lease Revenue	5.000%	6/1/42	3,500	4,051
[5]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	24,720	26,150
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	893
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	891
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	1,016
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	701
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	591
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	887
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	3,059
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	591
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	2,273
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,643
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	5,859
[3]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	11,854
[3]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	3,093
[3]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	4,111
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	1,210	1,286
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	2,720	2,891
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	12,515	12,773
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,710
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,243
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	500	584
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,045	1,215
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	775	897
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	615	706
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	1,065	1,218
					188,980
Maine (0.2%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	871
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	611
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	839
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	1,069
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,341
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	4,007
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,704
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	5,164
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	8,820
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,584
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,250	5,969
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.500%	11/15/28	120	120
					36,099
Maryland (1.3%)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,090
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,276
	Anne Arundel County MD GO	5.000%	4/1/30	2,500	3,265
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,370
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	3,967
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	668
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	201
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,801
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	756
[5]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	2,299
[5]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,300	6,208
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,065	2,151
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,821
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,805
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,301
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	7,485
[5]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	531
[5]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	1,048

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	1,051
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	5,306
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	6,285	6,874
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	7,500	8,232
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/29	3,060	3,506
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	3,939
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	2,960
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,281
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,279
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,275
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,579
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,516
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	2,091
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,738
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,848
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	9,068
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	222
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	198
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	167
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	200
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	216
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	368
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	423
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	365
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,254
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	1,132
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,550	1,696
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	6,760
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	6,065	6,756
	Maryland Economic Development Corp. Transit Revenue	5.000%	9/30/26	5,000	5,018
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,701
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/46	750	839
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	1,113
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,387
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,314
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	692
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	6,019
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,490
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	287
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	1,068
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,719
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	15,000	17,072
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,831
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,766
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,704
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	6,750	6,967
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,362
	Maryland State Transportation Authority Port, Airport & Marina Revenue	5.000%	6/1/26	4,615	5,453
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	7,770
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	2,049
	Prince George's County MD COP	5.000%	10/1/48	15,000	18,295
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	9,588
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	6,331
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	1,250	1,352
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,691
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	4,120	4,422
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	5,000	5,692
	Westminster MD Health, Hospital, Nursing Home Revenue	6.125%	7/1/39	750	819
	Westminster MD Health, Hospital, Nursing Home Revenue	6.250%	7/1/44	2,000	2,182
					242,336
Massachusetts (2.7%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	3,194
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,722
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	13,896
	Commonwealth of Massachusetts GO	5.000%	5/1/32	9,000	10,004
	Commonwealth of Massachusetts GO	5.000%	1/1/43	8,205	9,969

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/44	7,000	8,593
	Commonwealth of Massachusetts GO	4.000%	2/1/45	10,000	11,264
	Commonwealth of Massachusetts GO	4.000%	2/1/46	10,025	11,288
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	6,543
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	5,750	7,423
	Easthampton MA GO	3.000%	6/1/33	2,270	2,472
	Lowell MA GO	2.000%	9/1/40	1,460	1,368
	Lowell MA GO	2.000%	9/1/41	1,440	1,339
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,205	3,697
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	9,389
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,411
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	7,436
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	17,210
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	1,000	1,137
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,551
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	7,695
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,490	2,865
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	4,000	4,388
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,594
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	13,170	14,990
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	2,000	2,274
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	2,337
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,218
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,925
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	6,061
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	970
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,790
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,020
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,730	2,116
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,064
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,877
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	635	652
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,109
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,153
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,199
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	2,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,772
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,763
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,161
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	3,161
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	228
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,780
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,000	4,591
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	611
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	542
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	4,436
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	2,185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	6,010
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	1,203
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,165	7,649
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,327
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	601
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	1,198
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,500	1,405
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	3,000	3,244
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	8,966
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,235	8,642
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	15,300	16,531
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	120	124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	745	769
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,177
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,000	1,155
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	1,500	1,720
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,685	1,878
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,170	9,221
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,613
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,565	5,052
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	3,356

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,865
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,134
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/22	1,500	1,547
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	1/1/24	7,000	7,663
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/26	1,250	1,477
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,930
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	3,037
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,537
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/29	1,400	1,748
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/30	1,425	1,805
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	4,350	4,444
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	4,000	3,941
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	973
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	2,000	2,170
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/28	840	1,041
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	650	820
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/30	625	801
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,954
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,000	2,597
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,585	3,205
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	777
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	3,440	4,453
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,711
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	929
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,870
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	6,175
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	772
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,205	6,695
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	973
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	790	1,008
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	6,275	7,697
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	675	860
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	575	730
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	800	1,014
	Massachusetts Port Authority Port, Airport & Marina Revenue	4.000%	7/1/46	22,060	24,384
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/47	3,110	3,684
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	9,043
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,153
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,184
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,248
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,558
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,241
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	2,750	3,400
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,666
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,382
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,489
[1,5]	Massachusetts Port Authority Port, Airport & Marina Revenue TOB VRDO	0.120%	11/4/21	9,450	9,450
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	18,547
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	20,000	23,759
					509,569
Michigan (2.6%)
[15]	Chippewa Valley Schools GO	5.000%	5/1/31	1,000	1,171
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	11,024
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	4,735	4,895
[6]	Genesee County MI GO	5.250%	2/1/40	12,330	14,145
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,730	1,921
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,550	3,935
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	5,213
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	7,129
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,248
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	2,168
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,522
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,243
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	2,155
	Grosse Pointe Public School System GO	5.000%	5/1/33	1,285	1,623
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,435	1,808
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,356
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,681
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,720	5,211

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,780	5,255
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	23
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	23
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	34
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	34
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,500	8,197
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	16,110	17,433
[2]	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	1,089
[2]	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	1,500	1,582
[3,15]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,448
[3]	Livonia Public Schools GO	5.000%	5/1/45	4,600	5,324
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	1,045
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,190
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/29	1,000	1,187
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,280
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,197
[15]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,505
	Michigan Finance Authority College & University Revenue	5.000%	2/1/47	2,000	2,191
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,299
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	2,340	2,600
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	2,170
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	7,775
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	7,040	8,083
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,875	4,444
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	3,170
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,675
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	5,339
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,598
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,515	6,166
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,512
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,869
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	2,510	2,622
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,500	6,795
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,691
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	4,750	5,421
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,275
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	8,630	9,956
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	9,850	11,571
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,000	4,568
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	3,080
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,388
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,372
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	4,122
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	11,005	13,340
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,304
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	4,400	4,911
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	2,000	2,231
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,500	6,311
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	8,430	9,670
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	17,825	18,395
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	7,505	7,740
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	23,590
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	4,430
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	2,500	2,792
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	2,805	3,133
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,500	1,672
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	8,000	9,289
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	5,000	5,793
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	6,000	6,831
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	2,115	2,171
[3]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	11,597
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	10,000	11,866
	Michigan Strategic Fund Industrial Revenue PUT	4.000%	10/1/26	5,000	5,552
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	3,400	3,385
	Novi Community School District GO	5.000%	5/1/35	1,840	2,365
	Novi Community School District GO	5.000%	5/1/38	1,905	2,430
	Novi Community School District GO	5.000%	5/1/40	1,955	2,491
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,779
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	10,435

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,455
[15]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,200
[15]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,197
[15]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,195
[15]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,193
[15]	Rockford Public Schools GO	5.000%	5/1/44	2,250	2,607
[15]	Romeo Community School District GO	5.000%	5/1/37	1,825	2,141
[15]	Romeo Community School District GO	5.000%	5/1/41	2,000	2,328
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	1,340	1,317
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,713
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	3,185
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	6,125	6,429
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,318
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,401
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	2,172
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,961
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,065	2,165
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,615
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,782
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,617
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,911
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/44	2,000	2,248
					478,699
Minnesota (0.5%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,205
	Anoka MN Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,700	1,811
	Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,980	3,226
	Anoka MN Health, Hospital, Nursing Home Revenue	5.125%	11/1/49	3,700	3,859
[2]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	500	626
[2]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	778
[2]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/34	600	683
[2]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/35	500	566
[2]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/36	450	509
[2]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	481
[2]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	507
[2]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	337
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,387
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,637
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	13,999
	Independence MN Charter School Aid Revenue	4.000%	7/1/51	1,400	1,515
	Independence MN Charter School Aid Revenue	4.000%	7/1/56	1,080	1,164
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,202
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,195
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	1,010
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	592
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	591
	Minneapolis MN GO	3.000%	12/1/33	4,260	4,618
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	2,245	2,622
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	498
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	236
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	266
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	266
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	295
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	271
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	294
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	1,750	2,145
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	352
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,835
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/39	1,235	1,508
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	877
	Minnesota GO	5.000%	8/1/35	3,150	3,657
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,291
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	932
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/39	1,000	1,094
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	683
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	2,000	2,165
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,649
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	1,046
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/24	325	364

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/25	500	577
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/26	500	591
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/27	600	722
	Rochester MN Health, Hospital, Nursing Home Revenue	6.875%	12/1/48	9,200	9,770
	Scott County MN GO	3.000%	12/1/32	1,775	1,943
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	6,060
	St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	425
	St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	337
	St. Francis Independent School District No. 15 GO	4.000%	2/1/35	575	596
	St. Francis Independent School District No. 15 GO	4.000%	2/1/36	750	776
	St. Francis Independent School District No. 15 GO	4.000%	2/1/37	400	414
[5]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	752
[5]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,431
[5]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,715
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/22	100	101
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	204
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	206
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	208
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	260
					99,932
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,764
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,788
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,268
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,500	2,645
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,234
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,232
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	3,500	4,070
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	17,500	20,225
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,461
					41,687
Missouri (1.7%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	3,552
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	129
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	10,000	10,274
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	3,109
[2]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	2,072
[2]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,577
[2]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,400	3,825
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,513
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	1,970	2,018
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	2,330
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	1,202
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,193
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/31	1,330	1,637
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/32	1,475	1,812
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/34	2,155	2,503
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/35	1,485	1,721
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/36	3,000	3,465
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/37	4,155	4,769
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/46	8,000	9,542
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/54	35,000	41,465
[3]	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/57	7,000	7,795
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	4,250	4,915
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,571
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/32	2,680	2,993
[5]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,850	1,867
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,746
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,501
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,123
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,991
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	2,111
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,627
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,200

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	200	216
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,616
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	4,000	4,433
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	16,000	18,549
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	12,500	13,710
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,588
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	2,745	2,971
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,725
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	40,000	45,595
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	14,201
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	9,015	10,111
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/33	17,460	19,544
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	2,183
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	4,608
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	3,341
[5]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	9,984
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,472
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	1,083
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/46	1,750	1,887
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,320	1,301
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	3,000	3,029
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,740
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,880
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,199
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,195
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,193
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,190
					323,692
Montana (0.0%)
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	1,081
Multiple States (0.4%)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	23,750	24,351
[5,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,750	5,230
[5]	Invesco Trust Putter TOB VRDO Revenue	0.220%	11/1/21	30,000	30,000
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.250%	11/1/21	10,000	10,000
					69,581
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,596
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	5,259
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	656
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	14,420	14,975
[1]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	15,580	17,446
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	4,726
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	1,146
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,270
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	2,012
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	8,394
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	3,740	4,229
[2]	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	10,000	11,569
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	4,271
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,459
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	11,703
					94,711
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	9,500	9,862
[3]	Clark County School District GO	5.000%	6/15/32	1,000	1,285
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,345
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	2,000	2,334
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,000	2,225
	Las Vegas NV Special Improvement District No. 611	4.000%	6/1/40	450	488
	Las Vegas NV Special Improvement District No. 611	4.125%	6/1/50	2,300	2,479
	Las Vegas NV Special Improvement District No. 815	5.000%	12/1/49	1,000	1,148
	Las Vegas NV Special Improvement District No. 816	3.000%	6/1/41	650	652
	Las Vegas NV Special Improvement District No. 816	3.125%	6/1/51	1,425	1,428
[5]	Nevada Department of Business & Industry Resource Recovery Revenue PUT	0.250%	12/1/21	5,200	5,200
	North Las Vegas NV	4.250%	6/1/34	580	640
	North Las Vegas NV	4.500%	6/1/39	775	860

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Las Vegas NV	4.625%	6/1/43	775	857
	North Las Vegas NV	4.625%	6/1/49	1,220	1,340
[5]	Reno NV Sales Tax Revenue	0.000%	7/1/58	23,500	3,988
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,689
	Washoe County NV Water Revenue PUT	0.625%	4/15/22	3,000	3,003
					43,823
New Hampshire (0.4%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	600	650
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	7,958
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.250%	7/1/39	1,810	1,913
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	1,065
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	2,134
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	3,904	4,612
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	3,250	3,360
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	4,135
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,912
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	1,375	1,386
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	4,450	4,485
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	3,750	4,125
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	7,870	8,657
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	4,000	4,642
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	14,340	16,619
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	588
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,517
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,562
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	1,200
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	1,117
					73,637
New Jersey (5.4%)
[3]	Atlantic City NJ GO	4.000%	11/1/24	4,805	4,960
	Atlantic City NJ GO	5.000%	12/1/24	620	644
[3]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,479
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,178
	Atlantic City NJ GO	5.000%	12/1/26	365	379
	Atlantic City NJ GO	5.000%	12/1/29	125	129
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/25	1,195	1,296
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,273
[7]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,450	1,454
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/27	1,225	1,471
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	8,173
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	4,068
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue	5.000%	12/1/24	8,740	9,292
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	4,500	4,527
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	4,750	4,824
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	10,000	10,735
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	18,055	20,293
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	6,300	7,181
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	6,101
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	6,275
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/30	3,000	3,655
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	6,700	8,142
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,356
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	4,290	5,276
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	317
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	5,185	6,363
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	415	477
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	476
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	5,835	6,409
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	2,365	2,702
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	655	748
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	8,565	10,272
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,000	1,210
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,781
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	11,724
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,519
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	1,650	1,838
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,495	2,797

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	2,304
[5]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	2,301
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	4,205
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	2,038
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	2,035
	New Jersey Economic Development Authority Industrial Revenue	5.125%	9/15/23	3,325	3,458
	New Jersey Economic Development Authority Industrial Revenue	5.250%	9/15/29	5,750	5,972
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	5,412
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	2,940	3,511
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/31	5,000	5,965
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	4,000	4,773
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	4,665	5,454
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/47	5,000	5,878
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	2,174
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	10,739
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	552
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	1,041
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,220
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	547
[5]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	3,036
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,967
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,782
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	640	658
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,268
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	8,325	8,454
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	18,200	21,109
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/47	11,900	13,617
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	4,579
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	4,435
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,497
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,493
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,567
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	4,399
	New Jersey GO	5.000%	6/1/26	4,685	5,547
	New Jersey GO	5.000%	6/1/27	5,960	7,222
	New Jersey GO	5.000%	6/1/28	6,495	8,028
	New Jersey GO	5.000%	6/1/29	4,065	5,117
	New Jersey GO	4.000%	6/1/30	2,130	2,560
	New Jersey GO	4.000%	6/1/31	1,660	2,016
	New Jersey GO	4.000%	6/1/32	6,920	8,499
	New Jersey GO	2.000%	6/1/33	6,175	6,085
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	6,635	7,156
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	9,233
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	17,704
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,000	10,408
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	5,000	5,380
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,019
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	2,846
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,623
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	1,900	1,993
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,251
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	3,380	3,930
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,736
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	3,067
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,475
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	2,690	2,799
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,709
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.750%	12/1/28	735	738
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	2,990	3,095
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,800	7,139
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	3,290	3,391
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	7,500	7,850
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	5,680	5,891
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	8,500	8,849
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	8,160	8,430
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,600	4,664
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	6,770	7,413

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	5,250	5,283
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	6,565	6,926
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,755
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	30,000	28,629
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,361
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	12,410
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	7,460
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,777
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	10,000	11,276
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	7,947
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	9,805
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	9,305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,340
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	12,363
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	6,500	8,122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,783
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	5,595	6,423
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	2,665	3,051
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,855	5,544
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	6,285	7,173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	1,630	1,844
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,160	2,448
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	6,017
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	4,540
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,790	4,281
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	3,000	3,394
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	2,500	3,039
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,983
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	5,000	5,326
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,679
[9,17]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.500%	12/15/21	5,855	5,892
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	6,010
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	4,274
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	628
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	5,064
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	5,000	5,566
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	11,265	13,484
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	9,000	10,157
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,685
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	4,150
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	14,500	16,256
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,544
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	4,500	5,502
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	3,203
[10]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	10,050	10,911
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	10,000	12,010
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,500	3,075
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	10,000	11,999
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,400	6,638
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	17,911
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	3,730	4,333
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	25,360	28,915
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	4,010	4,605
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project)	5.000%	12/1/23	19,565	20,470
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,356
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,470
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,603
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,550	10,396
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	22,760	25,473
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	10,660	12,394
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	25,730	29,602
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	9,879
[5]	Union County Improvement Authority Resource Recovery Revenue	6.750%	12/1/41	9,025	9,379
					1,016,382
New Mexico (0.3%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.500%	7/1/42	5,000	5,136
[1,18]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	54,738
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/44	500	558

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/49	2,495	2,775
					63,207
New York (11.1%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,798
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	4,540
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	12,720	14,623
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	738
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	2,110	1,061
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	3,000	1,448
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	1,064
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,965
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	2,019
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	3,000	3,400
[5]	Build NYC Resource Corp. College & University Revenue	5.500%	9/1/45	5,600	6,282
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,688
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	5,090
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,713
[5]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	1,500	1,768
[5]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,637
[5]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,570	8,868
[5]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	9,100	10,615
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	1,114
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	989
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	779
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,617
[3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	7,500	8,385
	Huntington Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	2,125	2,178
[5]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	6,115
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,159
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	4,500	5,369
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	1,000	1,157
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	5,000	5,950
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,157
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	1,600	1,850
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,732
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	12,040	13,397
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,633
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	8,261
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,430
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,478
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,216
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	6,912
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,531
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,251
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,270
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,460	2,881
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,614
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,000	2,388
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	3,240
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,617
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	4,246
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	449
[6]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	11,606
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	17,077
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,425
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	4,589
[6]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	10,329
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,540	1,700
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	10,147
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	7,979
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	1,155	1,315
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	10,000	10,914
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	8,030	9,011
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	10,000	12,097
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	4,477
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	2,226
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	12,945	15,138
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	9,390	11,068

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	5,543
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	22,749
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	9,070	9,976
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,405
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	8,031
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	6,395
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	13,930	14,057
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	5,250	5,382
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	6,040	6,274
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	47,500	53,611
[3,8]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	1,245	1,249
[3,8]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	1,750	1,756
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,145
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,145
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,479
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,754
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,341
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	2,029
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,810	2,103
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	4,270	4,827
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,413
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	10,022
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	15,900	16,996
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,667
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,110	1,290
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	385	446
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	5,000	5,476
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,000	7,526
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	325
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	666
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,649
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	8,541
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,500	4,591
[1,5]	New York City NY Housing Development Corp. Mortgage Revenue TOB VRDO	0.510%	11/4/21	37,995	37,995
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	2,000	2,393
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,379
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	9,206
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,256
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,196
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	6,187
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	6,182
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	3,500	3,713
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	4,173
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	18,565
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	15,000	16,489
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,848
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,825	3,212
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,200	3,741
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	11,250	13,080
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	3,511
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,361
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,350	3,908
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,865	8,578
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	9,486
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,234
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,155	7,948
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,750	2,049
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	6,000	6,967
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	12,620	14,676
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	1,950	2,183
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	3,500	4,033
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	9,000	10,340
	New York City Water & Sewer System Sewer Water Revenue	3.000%	6/15/44	10,000	10,552
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	12,115
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	16,235	18,555
	New York City Water & Sewer System Water Revenue	3.500%	6/15/48	3,500	3,839
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	3,075	3,198
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	3,300	3,800
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	3,070	3,535

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	15,100	17,527
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	2,086
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	7,465	8,545
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	2,469
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	7,469
[5]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	37,225	40,579
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	5,855	6,058
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	7,785
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,200	15,424
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	14,845	14,872
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	18,260	18,623
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	5,080	5,089
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	11,000	11,022
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	14,325	19,914
	New York NY GO	4.000%	8/1/38	17,200	20,351
	New York NY GO	3.000%	3/1/41	10,000	10,610
	New York NY GO	5.000%	3/1/42	5,000	6,326
	New York NY GO	5.000%	3/1/43	6,000	7,576
	New York NY GO	5.000%	3/1/44	6,000	7,558
	New York NY GO	4.000%	3/1/47	2,000	2,304
	New York NY GO VRDO	0.110%	11/1/21	1,000	1,000
	New York NY GO VRDO	0.110%	11/1/21	1,400	1,400
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	5,000	5,768
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,134
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	16,349
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	222
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	6,000	6,664
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	219
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	4,433
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	3,402
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,549
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,565
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	725	845
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	2,039
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,100	1,246
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,132
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	4,294
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	17,370	22,123
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	4,295	4,903
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	8,920	10,340
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	3,050	3,646
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,405	7,613
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	6,915	7,838
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	6,401
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	9,613
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,300	3,851
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	9,000	10,670
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,000	3,398
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	5,329
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	5,314
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	14,421
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,500	13,202
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	5,000	5,983
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	5,000	6,474
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,250	1,473
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,995	4,667
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	18,414
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	7,000	8,565
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	6,233
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	12,362
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	6,560	8,074
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	3,104
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	4,524
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	4,334
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,355	5,057
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	3,136
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	5,741

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	15,589
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,250	5,427
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	7,795
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	15,000	17,419
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/53	13,400	15,369
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	28,000	31,986
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,385	4,336
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	5,800	7,406
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,000	15,834
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	3,234
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	6,059
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,760
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	12,209
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	10,000	11,389
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/49	10,000	10,383
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	3,113
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	300	314
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	1,500	1,629
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,500	1,685
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,400	1,613
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	490	579
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	700	840
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	700	854
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/29	650	806
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	500	629
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/31	6,500	7,750
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,296
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	800	1,003
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	1,000	1,250
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	10,236
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	850	1,060
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,939
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	600	699
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	800	995
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	12,504
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	5,562
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	10,671
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	750	924
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/38	560	631
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	4,440	5,504
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	300	337
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	15,000	18,390
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/40	500	562
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	5,570
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	500	560
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	500	556
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	3,280	3,659
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	7,670	8,784
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	10,000	11,186
	New York Transportation Development Corp. Port, Airport & Marina Revenue	2.250%	8/1/26	4,670	4,793
	New York Transportation Development Corp. Port, Airport & Marina Revenue	3.000%	8/1/31	4,530	4,830
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	8/1/31	4,695	5,522
[3]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/35	5,020	5,421
[3]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/36	5,500	5,934
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	8/1/36	4,000	4,984
[3]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	2,214
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/46	7,000	7,506
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	7/1/46	410	454
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	1/1/50	44,950	50,033
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	5,467
[6]	Oyster Bay NY GO	4.000%	11/1/26	800	923
[6]	Oyster Bay NY GO	4.000%	11/1/27	1,350	1,579
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	62
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	358
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	9,515
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	15,623
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	3,398
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	3,270	4,045
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	2,725	3,360

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,839
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	2,375	3,045
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,913
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	2,000	2,336
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/36	2,375	3,036
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,805
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,327
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/37	3,730	4,755
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	2,500	2,902
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5,000	5,791
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	1,158
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	1,280	1,481
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	6,004
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	9,530	11,165
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	3,000	3,557
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	12,016
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,050	2,569
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	13,645	15,471
[1,5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.140%	11/5/21	6,515	6,515
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,315	2,572
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,219
[3]	Suffolk County NY GO	5.000%	5/15/29	3,615	4,582
[3]	Suffolk County NY GO	5.000%	5/15/30	2,500	3,223
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,505	2,795
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,649
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	958
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,260
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	641
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	578
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	13,170
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	11,555
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	10,000	12,551
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,000	11,548
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	6,276
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	6,175	7,159
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	23,800	28,620
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	3,422
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	8,292
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,559
[5]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	8,650
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	2,050	2,229
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,889
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	2,480	2,480
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	4,185	4,186
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	27,500	31,343
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	9,230	9,587
					2,075,198
North Carolina (0.9%)
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,919
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	3,440	4,047
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/37	3,585	4,209
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	4,500	5,179
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	1,000	1,334
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,198
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	614
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,115	2,355
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,160	3,519
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,630	1,746
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,129
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,750	1,897
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,648
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,617
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	2,150	2,276
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,350	4,680
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,635	1,830
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	10,000	11,413
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	385	428
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,450	3,764
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,000	2,216

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	3,756
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	19,280	21,779
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/45	1,000	1,112
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/50	1,500	1,664
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	4,260	4,688
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	3,259
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	6.250%	7/1/23	5,810	6,371
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	4,000	4,639
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	5,000	5,798
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	1,830	1,840
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	14,495
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	3,610	4,059
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,462
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,800	5,388
[3]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	5,123
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,750	10,452
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	5,555	5,911
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/49	4,000	6,029
[2]	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	2,265
					173,108
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	1,001
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	6,000
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	2,043
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	9,156
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	5,563
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	7,040
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	5,799
					36,602
Ohio (3.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	233
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,280
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	231
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	853
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	500	578
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,756
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	6,500	6,656
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,808
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,478
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,555
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,242
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	3,422
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	2,273
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	8,900	8,960
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	10,505	11,621
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	83,320	93,497
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,241
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,936
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	3,488
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,725
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	6,779
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	8,545
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	4,201
[5]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.000%	12/1/55	2,250	2,337
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	6,611
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	5,210
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,821
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	8,250	9,716
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	10,000	11,884
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,550	15,666
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	6,000	7,097
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	487
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	468
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	606
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	544
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	525
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	843

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	847
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,472
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,835
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,907
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	10,625
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	4,539
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	8,645	9,667
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,385	2,883
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	9,744
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,975
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	2,200
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,647
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	17,720
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,695
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	13,601
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	5,510
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	28,000	34,151
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	5,413
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,116
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,651
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/52	1,130	1,241
[5]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/40	2,575	2,761
[1]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,290	11,708
	Little Miami Local School District GO	5.000%	11/1/43	1,000	1,149
	Little Miami Local School District GO	5.000%	11/1/48	2,000	2,291
	Little Miami Local School District GO	4.000%	11/1/55	6,500	7,062
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	13,250	15,778
	Marion County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,150	1,251
	Marion County OH Health, Hospital, Nursing Home Revenue	5.125%	12/1/49	1,760	1,904
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	13,288
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,276
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	971
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,288
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	1,028
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,282
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	8,736
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,890
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	3,180	3,568
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	2,000	2,230
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	5,199
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	2,456
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	3,033
[5]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,420	30,003
[5]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	8,500	9,776
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	3,944
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	6/30/53	4,000	4,441
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	660	744
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,474
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	2,235	2,256
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	814
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	3,000	3,563
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	4,453
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,500	2,754
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	2,000	2,204
	Ohio Water Development Authority Industrial Revenue	6.600%	5/1/29	1,000	1,003
	Penta Career Center COP	5.250%	4/1/26	3,505	3,573
[5]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	5,000	5,743
[5]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	5,000	5,712
	West Carrollton City School District GO	4.000%	12/1/56	3,500	3,894
					561,112
Oklahoma (0.6%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,179
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	2,219
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,165
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	8,738
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	13,061
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,250	11,202
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	15,070	18,453
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	18,500	22,587

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Development Finance Authority Highway Revenue	1.625%	7/6/23	12,500	12,585
	Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	69
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	670	746
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	295	328
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/34	4,000	4,464
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	4,500	5,110
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	622
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	459
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	2,130
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	700	796
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/37	1,000	1,144
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/45	2,250	2,553
					109,610
Oregon (0.6%)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.250%	11/15/50	500	547
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.375%	11/15/55	1,640	1,800
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/30	2,120	2,594
[2]	Forest Grove OR College & University Revenue	4.000%	5/1/40	855	945
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	1,400	1,647
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	8,362
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	1,196
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	550	571
[5,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	9,225	1,983
[5,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,900	2,774
[4,5]	Oregon State Business Development Commission Revenue, 9.000% coupon rate effective 4/1/22	0.000%	4/1/37	7,940	1,708
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	1,500	1,667
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	5,375
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	4,246
	Oregon State University College & University Revenue	5.000%	4/1/45	10,000	11,308
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,230	2,771
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,650	2,047
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,160	3,503
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,575	3,038
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,178
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	3,129
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,611
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	3,370
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/40	6,295	7,213
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,848
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	5,000	5,848
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	8,000	9,195
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	4,884
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	2,441
					103,799
Pennsylvania (7.4%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	3,000	3,838
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/32	4,345	5,537
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	6,638
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	6,677
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/38	5,225	6,040
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/35	1,985	2,025
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,679
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,510	3,160
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,658
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,906
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	5,441
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	11,263
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	5,228
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	2,150	2,342
[3]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,020	1,165
[3]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,602
[3]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,277
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,075	2,429
[2]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	1,000	1,215
[5]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	8,085	9,944
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	2,650	2,707
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	14,500	14,811
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,459

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	14,561
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	445	512
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	500	567
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	1,078
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	5,300	5,810
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/22	390	396
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	206
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	1,038
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,321
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,349
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	1,067
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	532
[6]	Bristol Township School District GO	4.000%	6/1/48	3,710	4,293
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	32,260	32,855
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,750
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	6,337
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	705	742
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	2,169
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,864
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,783
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	14,516
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	6,000	6,819
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	5,794
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	2,000	2,069
[5]	Chester County IDA (Woodlands at Graystone Project)	4.375%	3/1/28	275	299
[5]	Chester County IDA (Woodlands at Graystone Project)	5.000%	3/1/38	800	902
[5]	Chester County IDA (Woodlands at Graystone Project)	5.125%	3/1/48	1,045	1,175
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,115	2,460
[6]	Coatesville School District GO	0.000%	10/1/33	775	549
[6]	Coatesville School District GO	0.000%	10/1/37	2,050	1,204
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	9,980
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	5,235
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/41	3,275	3,302
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/45	3,000	3,270
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	16,149
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/22	725	731
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,130
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,095	7,265
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	1,200	1,247
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,930
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	3,209
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,232
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	5,346
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	6,602
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	1,200	1,293
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	1,625	1,822
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	3,175	3,559
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,230
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	195	217
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	1,096
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	421
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,200	1,307
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	600	651
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	2,057
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	1,082
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	10,500	11,823
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	5,000	5,569
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	3,010	3,664
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	7,445	9,022
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	1,000	1,127
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	750	839
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	7,000	8,190
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/50	1,000	1,116
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,692
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,691
	Lehigh County Authority Water Revenue	5.000%	12/1/43	2,065	2,242
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	2,375	2,603
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.125%	7/1/32	2,710	2,755

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,533
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/42	4,150	4,209
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	7,220
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	3,275
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,200	11,332
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	8,447
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,810
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	4,149
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	4,212
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	3,119
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,210
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,312
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,338
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,916
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	9,198
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	5,347
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,662
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/15/27	190	205
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,300	12,724
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	5,313
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	10,885	12,267
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	1,730	1,949
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,750	1,909
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	10,719
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,573
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,868
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,698
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	15,954
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	13,243
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	2,100	2,352
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	853
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/25	2,225	2,616
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	1,038
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	1,055
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	11,744
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	10,430
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	392
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	892
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	750
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	10,025	11,386
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	10,680
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	10,438
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	12,935	14,785
[5]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	9.000%	4/13/28	2,000	2,449
	Pennsylvania Economic Development Financing Authority Miscellaneous Revenue	5.500%	11/1/44	5,000	5,271
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,682
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	5,700	5,675
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	35,873
[8]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.450%	6/3/24	15,500	15,501
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/29	1,355	1,667
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	530
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	6,445	6,458
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	3,550	3,533
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	7,000	7,995
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	14,140	15,959
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,500	1,747
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	6,091

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	14,000	16,019
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	30,000	35,552
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	10,010	11,927
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	11,932
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,205	10,431
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,000	5,666
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,859
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	14,319
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	5,000	5,673
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,760
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	7,228
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,932
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,500	1,752
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,729
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	13,933
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	10,033
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	13,045	14,825
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	12,974
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,309
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	18,880
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	19,556
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,891
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	3,489
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	11,403
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	3,447
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	9,500	11,958
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	3,500	4,045
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	11,585
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	10,530	12,013
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	6,031
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	18,091
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	6,060	7,627
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	3,005	3,365
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	19,000	21,284
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	13,300	16,747
[4]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,300	9,089
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,555
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,840	1,988
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,600	1,749
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	815	943
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	3,230	3,452
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,750	1,889
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,500	1,713
	Philadelphia Authority for Industrial Development Charter School Revenue	4.000%	6/1/41	750	812
	Philadelphia Authority for Industrial Development Charter School Revenue	4.000%	6/1/51	640	681
	Philadelphia Authority for Industrial Development Charter School Revenue	4.000%	6/1/56	700	742
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,000	2,323
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,625	1,883
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,585	1,832
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,459
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,000	1,136
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,855
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	7,803
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	5,000	5,863
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	3,545	4,113
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,319
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	5,035
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	3,989
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,153
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,151
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	1,850	2,069
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/36	1,775	1,974
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	7,507
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,250	1,441
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	9,255	10,850
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,160
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,158
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	5,850	6,020
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	7,930	8,154

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,997
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	6,797
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	9,178
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,760
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	8,704
	Philadelphia PA GO	5.000%	8/1/32	8,235	9,515
	Philadelphia PA GO	5.000%	8/1/33	6,545	7,557
[3]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	3,279
[3]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,808
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/37	7,745	9,262
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	11,441
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	9,753
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	2,982
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	8,449
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	9,864
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	3,640	4,085
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,856
	Philadelphia School District GO	5.000%	9/1/34	2,450	3,014
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,691
	Pittsburgh PA GO	4.000%	9/1/32	500	573
	Pittsburgh PA GO	4.000%	9/1/33	510	584
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	8,125	8,998
[6]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	10,000	10,252
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,166
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,738
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	490	499
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	292
[5]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	38,056
					1,384,582
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	8.000%	7/1/35	4,500	3,960
	Commonwealth of Puerto Rico GO	6.000%	7/1/39	5,000	4,987
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	5,110	5,649
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	6,188
[2,5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,000	11,992
[2,5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,000	10,971
[2,5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	3,488
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/47	26,055	30,371
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	7,257	6,937
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,461	7,647
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	32,183	27,542
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	528	391
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	96,493	105,898
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	955	1,048
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	196	218
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	10,368	3,367
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	964
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	47,860	54,031
					285,649
Rhode Island (0.5%)
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/41	1,000	1,175
[3]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	5.000%	5/15/27	10,040	11,546
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	2,985
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	6,143
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/30	2,105	2,498
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,141
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,534
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,538
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,496
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,173
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,929
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,143
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,817
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,426
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,448
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,338
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	9,727

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	5,078
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	8,500	9,542
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22	875	918
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24	1,350	1,524
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	986
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	6,000	6,002
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	5,122
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,506
					84,735
South Carolina (1.7%)
	Berkeley County SC	4.375%	11/1/49	1,500	1,658
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	8,604
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,684
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	11,110	12,774
[1]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	9,475	10,175
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/51	3,000	3,422
[9]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.750%	1/1/34	10,000	10,045
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	817
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,259
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,389
[5]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/46	4,675	4,873
[5]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/56	5,095	5,292
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	16,948
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	8,892
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	5,537
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/25	2,180	2,496
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/42	585	653
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/54	1,000	1,106
[5]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	4,750	4,872
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/27	4,000	4,856
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,482
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,507
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,457
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	1,765	2,065
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	8,480	9,921
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	9,090	10,493
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	5,941
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/40	5,000	5,814
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,000	5,661
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	2,310	2,598
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/35	7,940	8,936
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	5,000	5,623
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	9,265	10,421
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	1,310	1,539
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,313
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	4,508
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,594
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/33	1,305	1,434
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,160
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	5,976
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,810	4,455
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	5,745	6,248
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	445	484
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	50	55
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	12,993
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	570	621
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	7,160	7,783
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	12,120	13,407
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	10,550	11,994
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	13,600	15,446
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	5,195	6,046
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	9,705	11,386
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	11,630	11,675
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	12/1/21	3,755	3,770
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	11,150	11,464
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,355	1,393

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,680	3,752
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	2,500	2,871
					326,638
South Dakota (0.3%)
	County of Lincoln SD College & University Revenue	4.000%	8/1/56	3,040	3,295
	County of Lincoln SD College & University Revenue	4.000%	8/1/61	2,650	2,849
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/26	7,500	8,725
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	10,000	10,426
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	10,000	11,826
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	5,000	5,598
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	7,025	7,992
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,301
					55,012
Tennessee (1.7%)
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	3,145
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	2,532
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	2,798
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,511
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,390	1,732
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,153
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,040	3,493
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,147
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	3,602
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	12,385	14,783
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	6,500	6,869
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	8,422
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	11,080	12,248
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,295
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,561
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	3,750	4,189
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	2,000	2,306
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	2,750	3,171
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	622
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	952
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	643
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,240	2,870
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	542
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	1,700	2,029
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	2,116
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	4,700
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,000	5,836
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	0.580%	8/1/24	1,200	1,195
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	4,996
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	4,444
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	2,910	3,672
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,200	2,761
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	5,907
[1]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	27,030	30,382
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	19,430	22,707
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	1,010	1,022
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,190	2,314
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	1,665	1,809
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	5,875	6,451
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	4,425
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	19,538
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	4,225	4,424
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	11,020	12,299
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	65,985	85,142
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	675	701

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Homeownership Program)	4.500%	1/1/38	30	30
					316,486
Texas (5.7%)
[5]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	2,440
[5]	Angelina & Neches River Authority Industrial Revenue PUT	0.350%	1/13/22	15,000	14,995
	Angelina & Neches River Authority Industrial Revenue PUT	0.450%	6/30/22	10,000	9,993
[2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/52	2,500	2,504
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,365
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,330
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,154
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,347
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,000	1,166
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,435
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	2,138
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,806
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,229
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,000	1,256
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,368
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	5,890	6,610
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	10,000	10,668
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	2,071
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	3,256
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,321
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,476
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,531
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,650	1,991
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	1,375	1,659
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/40	250	302
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	6,474
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	3,000	3,444
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	8,015	9,670
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	2,500	2,825
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	780	823
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	6,590	6,945
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,161
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	7,019
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	31,925	35,664
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	20,033
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	7,474
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	22,074
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	493
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	3.500%	10/1/31	500	493
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	1,356
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/50	1,250	1,351
[5]	Crandall TX	4.125%	9/15/26	100	101
[5]	Crandall TX	4.000%	9/15/31	200	201
[5]	Crandall TX	4.750%	9/15/31	200	202
[5]	Crandall TX	4.250%	9/15/41	750	754
[5]	Crandall TX	5.000%	9/15/41	250	253
[5]	Crandall TX	5.250%	9/15/51	250	254
[18]	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,200	9,510
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	5,300	6,084
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/21	17,455	17,455
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/33	5,065	5,962
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,175	4,921
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/21	10,000	10,000
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/23	0.000%	10/1/34	19,625	22,674
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	8,000	8,754
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	2,378
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	4,500	5,334
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	9,260	10,811
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,556
	Harris County TX Highway Revenue	5.000%	8/15/34	1,685	2,006
	Harris County TX Highway Revenue	5.000%	8/15/35	5,015	5,969
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	552
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	552
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,214
	Hays County TX	7.000%	9/15/45	4,500	4,637
[5]	Hays County TX	4.000%	9/15/50	1,000	1,026

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Airport System Industrial Revenue	4.750%	7/1/24	5,000	5,290
	Houston TX Airport System Industrial Revenue	5.000%	7/1/29	13,150	14,246
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,022
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	2,113
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	20,000	21,131
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,532
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,253
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,746
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,790
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,467
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,763
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,892
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	2,080
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	2,337
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/39	2,500	2,913
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	2,230	2,578
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/41	2,000	2,302
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/46	10,000	11,378
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/48	5,000	5,678
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	900	928
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,766
[5]	Justin TX	4.000%	9/1/51	1,000	1,010
	Kaufman County TX GO	4.000%	2/15/45	1,750	2,019
[3]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	5,916
[3]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/35	5,000	5,907
[3]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/36	5,000	5,890
[2,3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	8,192
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/38	3,115	3,915
[2,3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	3,537
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	6,164
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/46	5,130	6,317
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	3,250	3,949
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	6,136
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/51	6,500	7,971
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	1,420	1,688
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	1,055	1,250
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	1,385	1,639
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	5,050	5,914
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/45	9,500	10,750
	Matagorda County Navigation District No. 1 Industrial Revenue PUT	0.900%	9/1/23	4,500	4,505
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	190	148
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,000	780
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,250	975
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	500	390
[12]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	2,750	2,145
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,227
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	3,675	4,078
[5]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	9,141
[5]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,462
[5]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,721
[5]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	8,103
[5]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	10.000%	12/1/25	5,000	5,393
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	850	922
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,386
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,225
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,550	1,676
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,811
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	6,600	7,079
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/46	2,500	2,657
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	2,169
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	2,150	2,278
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	6,776
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	1/1/57	15,000	14,501
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,957
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,000	4,274

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	5,071
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	13,114
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,551
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	610
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	2,268
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,118
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	1,102
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,612
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	15,500	13,330
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,729
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,612
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	6,631
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	1,112
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,700	8,699
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	4,150	4,644
[5]	North Parkway Municipal Management District No. 1	4.000%	9/15/41	276	287
[5]	North Parkway Municipal Management District No. 1	4.750%	9/15/41	1,500	1,604
[5]	North Parkway Municipal Management District No. 1	4.250%	9/15/51	602	628
[5]	North Parkway Municipal Management District No. 1	5.000%	9/15/51	3,000	3,220
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	8,000	9,072
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	4,845	6,803
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	11,667
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,800	42,281
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	8,000	8,063
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	1,000	870
	Pearland Independent School District GO	5.250%	2/15/32	10,000	11,917
[5]	Plano TX	4.000%	9/15/51	1,500	1,533
[5]	Plano TX	4.375%	9/15/51	1,011	1,011
[5]	Port Beaumont Navigation District Economic Development Revenue	3.000%	1/1/50	5,000	4,726
[5]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,796
[5]	Port Beaumont Navigation District Port, Airport & Marina Revenue	4.000%	1/1/50	3,875	3,987
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,259
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,256
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,302
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,361
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,426
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,497
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,755
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,893
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	347
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/46	6,570	7,467
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/24	7,790	8,816
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,173
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	7,510	9,393
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	5,579
[1,5]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	0.460%	11/4/21	8,995	8,995
	San Marcos TX	5.625%	9/1/50	900	965
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,925	7,144
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	6,095	6,538
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,803
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,906
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	935	940
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	260	273
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	325	355
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	339
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,164
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	906
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	950	1,155
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,545	4,378
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	4,180	5,242

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	2,690	3,420
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	6,925	8,933
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	4,000	5,228
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	7,500	8,563
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	8,654
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,980
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	2,025
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	3,442
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	2,128
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	2,014
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,773
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,476
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,305	1,537
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,352
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,650	1,938
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,173
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,167
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,000	3,497
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	2,500	2,908
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	15,187
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	9,540	10,675
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	6.750%	6/30/43	24,790	27,484
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/45	5,000	5,561
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/50	6,000	6,657
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	15,100	17,937
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,819
	Texas Transportation Commission Highway Revenue	0.000%	8/1/34	1,300	871
	Texas Transportation Commission Highway Revenue	0.000%	8/1/35	1,200	762
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,000	602
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	14,945
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,085	5,967
	University of Houston College & University Revenue	5.000%	2/15/37	7,205	8,345
[6]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/35	1,600	1,804
[6]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/37	1,500	1,685
[6]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	2,750	3,070
[6]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,700	1,885
					1,077,777
Utah (0.6%)
[5]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	2,403
	Granite School District Board of Education GO	5.000%	6/1/30	1,915	2,516
[5]	Mida Mountain Village Public Infrastructure District Revenue	4.000%	8/1/50	5,000	5,108
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	3,250	3,128
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	4,760
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	17,890	20,884
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	8,445
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	25,365	29,535
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	19,157
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,315	1,489
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	5,077
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,559
[6]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	6,233
					113,294
Vermont (0.2%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,641
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	5,800	6,476
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,755
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	2,086
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,319
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/25	1,010	1,149
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/26	1,375	1,603
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	1,042
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	505
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,523
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	660

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,215
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	656
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	982
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	675
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	790	833
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	713
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	800	843
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	3,805	3,838
	Vermont Student Assistance Corp. Student Loan Revenue	2.375%	6/15/39	3,875	3,790
					39,304
Virgin Islands (0.1%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,466
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,555
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	5,288
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,633
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,375
					22,317
Virginia (1.3%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	495
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	3,014
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,306
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	13,500	15,772
[4]	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue, 4.875% coupon rate effective 7/15/23	0.000%	7/15/40	7,800	8,490
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.125%	1/1/43	4,750	4,788
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	1,425	1,575
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	2,000	2,208
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,275
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,104
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,550	5,651
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,550
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	1,690	1,824
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	625	677
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/47	1,000	1,066
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	2,170	2,349
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	805
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,641
[5]	Newport News IDA Revenue	5.330%	7/1/45	17,000	18,948
[5]	Peninsula Town Center Community Development Authority	5.000%	9/1/45	2,300	2,483
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/46	4,085	4,274
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	3,007
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	3,109
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	3,143
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,078
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,374
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,139
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,840
[5]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,389
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	7,250	7,865
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	2,000	2,169
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	7,340	9,368
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/33	7,715	9,827
	Virginia Small Business Financing Authority Highway Revenue	5.250%	1/1/32	12,670	13,043
	Virginia Small Business Financing Authority Highway Revenue	6.000%	1/1/37	12,310	12,743
	Virginia Small Business Financing Authority Highway Revenue	5.500%	1/1/42	13,350	13,762
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/56	49,075	57,685
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	3,290
					239,126
Washington (1.6%)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,453
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,525	1,800
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/26	4,165	4,909
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/26	900	1,063
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/27	6,835	8,247
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,799
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	11,024
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	9,535
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/33	2,500	2,789
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	6,531

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,964
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/35	6,150	6,837
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	11,781
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	4,357
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	7,721
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	8,003
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	10,605	13,539
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/40	5,000	5,539
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	11,270	13,130
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/41	14,025	16,295
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	10,480
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	10,987
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/29	1,785	2,031
[5]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	5,893
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	6,198
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	5,022
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,966
[1,5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	11/5/21	5,635	5,635
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	4,875
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	4,649
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/37	4,735	5,252
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,603
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	13,213	15,152
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	25,000	28,516
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	3,168
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	2.125%	7/1/27	4,250	4,215
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.500%	7/1/30	1,350	1,464
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.750%	7/1/35	820	895
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,125	2,318
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	7.000%	7/1/45	2,000	2,188
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	4,500	4,860
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	7,300	7,872
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	9,496
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Project)	5.000%	1/1/55	1,000	1,108
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	2,087
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,192
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	2,100	2,260
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,673
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	5,800	6,189
					308,560
West Virginia (0.3%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,279
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	5,557
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	8,212
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	8,298
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	8,921
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	6/1/23	5,130	5,542
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	5,000	5,411
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	2,250	2,475
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,389
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	6,606
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33	1,540	1,666
					56,356
Wisconsin (2.3%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/31	4,480	5,115
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	5,558
	Milwaukee WI GO	4.000%	4/1/32	5,050	6,097
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	4,973
	Platteville Redevelopment Authority College & University Revenue	5.000%	7/1/42	3,000	3,066
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	595	635
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	3,183

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	544
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	820	889
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	832
[5]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	3,374
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,184
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,673
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,942
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	2,292
[5]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,532
[5]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	1,096
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,540
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	5,937
[5]	Public Finance Authority College & University Revenue	4.000%	9/1/51	3,615	3,800
[5]	Public Finance Authority College & University Revenue	4.000%	9/1/56	3,000	3,128
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,267
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,259
[5]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	6,000	6,457
[5]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	12,000	11,912
[5]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	2,010
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	2,185	2,168
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,398
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	5,363
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	709
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	1,000	1,089
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	4,322
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	831
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	397
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	424
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/42	1,230	1,337
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	27,975
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,750	2,017
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	14,774
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	1,225	1,332
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,551
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	1,400	1,608
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,000	7,873
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	2,172
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	4,460
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,964
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/52	2,300	2,501
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,450
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/56	7,000	6,709
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	2,392
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/22	1,425	1,450
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/23	1,000	1,045
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,647
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	5,452
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	7,109
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,541
[5]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	15,000	16,440
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/22	1,290	1,304
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	12,000	12,303
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	3,050	3,127
[5]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	28,700	30,019
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	6,825	6,978
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	4,500	4,600
[5]	Public Finance Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	2,300	2,399
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	6,000	6,506
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	7,500	8,085
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	23,419
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	9,300	10,532
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,384
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,214
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	2,388
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	22,315
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	1,062
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	1,039
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,560	2,963
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	2,162

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/44	3,155	3,555
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	15,000	17,156
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	2,000	2,214
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/1/48	3,000	3,115
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	3,506
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,000	16,854
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	4,325
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	4,950	5,626
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,500	3,853
					426,798
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	60
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	55	65
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	879
					1,004
Total Tax-Exempt Municipal Bonds (Cost $17,340,695)					18,344,963
Corporate Bonds (0.0%)
[5]	RED Rock Biofuels LLC	0.000%	8/1/22	3,805	3,293
[5]	RED Rock Biofuels LLC	0.000%	8/1/22	405	347
[5]	RED Rock Biofuels LLC	0.000%	8/1/22	585	497
Total Corporate Bonds (Cost $4,147)					4,137

High-Yield Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[19]	Vanguard Municipal Cash Management Fund (Cost $596,590)	0.043%	5,965,580	596,677
Total Investments (100.8%) (Cost $17,941,432)				18,945,777
Other Assets and Liabilities—Net (-0.8%)				(154,367)
Net Assets (100%)				18,791,410
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2021.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Step bond.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $1,797,875,000, representing 9.6% of net assets.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
12	Non-income-producing security—security in default.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
18	Securities with a value of $4,303,000 have been segregated as initial margin for open futures contracts.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

High-Yield Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2021	1,612	196,261	(2,561)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(988)	(143,291)	1,740
Ultra Long U.S. Treasury Bond	December 2021	(282)	(55,387)	443
				2,183
				(378)

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,344,842)	18,349,100
Affiliated Issuers (Cost $596,590)	596,677
Total Investments in Securities	18,945,777
Investment in Vanguard	640
Receivables for Investment Securities Sold	13,781
Receivables for Accrued Income	224,424
Receivables for Capital Shares Issued	14,442
Other Assets	264
Total Assets	19,199,328
Liabilities
Due to Custodian	21
Payables for Investment Securities Purchased	379,881
Payables for Capital Shares Redeemed	14,802
Payables for Distributions	12,063
Payables to Vanguard	823
Variation Margin Payable—Futures Contracts	328
Total Liabilities	407,918
Net Assets	18,791,410
At October 31, 2021, net assets consisted of:

Paid-in Capital	17,675,084
Total Distributable Earnings (Loss)	1,116,326
Net Assets	18,791,410

Investor Shares—Net Assets
Applicable to 197,593,618 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,367,477
Net Asset Value Per Share—Investor Shares	$11.98

Admiral Shares—Net Assets
Applicable to 1,370,768,717 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,423,933
Net Asset Value Per Share—Admiral Shares	$11.98

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Dividends	82
Interest[1]	540,005
Total Income	540,087
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,654
Management and Administrative— Investor Shares	3,526
Management and Administrative— Admiral Shares	11,670
Marketing and Distribution— Investor Shares	181
Marketing and Distribution— Admiral Shares	570
Custodian Fees	79
Auditing Fees	34
Shareholders’ Reports—Investor Shares	39
Shareholders’ Reports—Admiral Shares	84
Trustees’ Fees and Expenses	5
Total Expenses	17,842
Net Investment Income	522,245
Realized Net Gain (Loss)
Investment Securities Sold[1]	132,033
Futures Contracts	(2,851)
Realized Net Gain (Loss)	129,182
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	310,228
Futures Contracts	(2,231)
Change in Unrealized Appreciation (Depreciation)	307,997
Net Increase (Decrease) in Net Assets Resulting from Operations	959,424
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $276,000, less than $1,000, $13,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	522,245	518,586
Realized Net Gain (Loss)	129,182	41,475
Change in Unrealized Appreciation (Depreciation)	307,997	(220,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	959,424	339,452
Distributions
Investor Shares	(72,401)	(77,920)
Admiral Shares	(488,171)	(488,097)
Total Distributions	(560,572)	(566,017)
Capital Share Transactions
Investor Shares	198,901	(100,186)
Admiral Shares	2,362,337	112,800
Net Increase (Decrease) from Capital Share Transactions	2,561,238	12,614
Total Increase (Decrease)	2,960,090	(213,951)
Net Assets
Beginning of Period	15,831,320	16,045,271
End of Period	18,791,410	15,831,320

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.68	$11.76	$10.99	$11.37	$11.47
Investment Operations
Net Investment Income[1]	.346	.374	.399	.418	.427
Net Realized and Unrealized Gain (Loss) on Investments	.328	(.045)	.773	(.377)	(.108)
Total from Investment Operations	.674	.329	1.172	.041	.319
Distributions
Dividends from Net Investment Income	(.346)	(.372)	(.402)	(.421)	(.419)
Distributions from Realized Capital Gains	(.028)	(.037)	—	—	—
Total Distributions	(.374)	(.409)	(.402)	(.421)	(.419)
Net Asset Value, End of Period	$11.98	$11.68	$11.76	$10.99	$11.37
Total Return[2]	5.81%	2.86%	10.81%	0.35%	2.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,367	$2,114	$2,245	$1,790	$1,904
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.87%	3.22%	3.48%	3.72%	3.80%
Portfolio Turnover Rate	17%	19%	16%	17%	21%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.68	$11.76	$10.99	$11.37	$11.47
Investment Operations
Net Investment Income[1]	.356	.384	.408	.427	.437
Net Realized and Unrealized Gain (Loss) on Investments	.328	(.046)	.773	(.377)	(.106)
Total from Investment Operations	.684	.338	1.181	.050	.331
Distributions
Dividends from Net Investment Income	(.356)	(.381)	(.411)	(.430)	(.431)
Distributions from Realized Capital Gains	(.028)	(.037)	—	—	—
Total Distributions	(.384)	(.418)	(.411)	(.430)	(.431)
Net Asset Value, End of Period	$11.98	$11.68	$11.76	$10.99	$11.37
Total Return[2]	5.89%	2.94%	10.90%	0.43%	3.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,424	$13,717	$13,801	$11,032	$10,429
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.95%	3.30%	3.56%	3.80%	3.90%
Portfolio Turnover Rate	17%	19%	16%	17%	21%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund
Notes to Financial Statements
Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual

High-Yield Tax-Exempt Fund
commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $640,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

High-Yield Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	18,344,963	—	18,344,963
Corporate Bonds	—	4,137	—	4,137
Temporary Cash Investments	596,677	—	—	596,677
Total	596,677	18,349,100	—	18,945,777
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,183	—	—	2,183
Liabilities
Futures Contracts[1]	2,561	—	—	2,561
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	9,689
Total Distributable Earnings (Loss)	(9,689)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	35,877
Undistributed Tax-Exempt Income	11,556
Undistributed Long-Term Gains	81,923
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	999,033
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	521,233	514,941
Ordinary Income*	558	9,640
Long-Term Capital Gains	38,781	41,436
Total	560,572	566,017
*	Includes short-term capital gains, if any.

High-Yield Tax-Exempt Fund
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,946,744
Gross Unrealized Appreciation	1,084,268
Gross Unrealized Depreciation	(85,235)
Net Unrealized Appreciation (Depreciation)	999,033
E.	During the year ended October 31, 2021, the fund purchased $5,451,931,000 of investment securities and sold $2,850,220,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2021, such purchases were $64,300,000 and sales were $0, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	803,858	66,785	888,991	76,274
Issued in Lieu of Cash Distributions	61,731	5,132	65,831	5,652
Redeemed	(666,688)	(55,369)	(1,055,008)	(91,671)
Net Increase (Decrease)—Investor Shares	198,901	16,548	(100,186)	(9,745)
Admiral Shares
Issued	4,238,275	351,940	3,976,129	342,039
Issued in Lieu of Cash Distributions	348,005	28,934	343,110	29,455
Redeemed	(2,223,943)	(184,858)	(4,206,439)	(369,770)
Net Increase (Decrease)—Admiral Shares	2,362,337	196,016	112,800	1,724
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (five of the funds constituting Vanguard Municipal Bond Funds, hereafter collectively referred to as the "Funds") as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021 and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Short-Term Tax-Exempt Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2021 tax information (unaudited) for Vanguard Limited-Term Tax-Exempt Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2021 tax information (unaudited) for Vanguard Intermediate-Term Tax-Exempt Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $8,222,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

Special 2021 tax information (unaudited) for Vanguard Long-Term Tax-Exempt Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $73,535,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2021 tax information (unaudited) for Vanguard High-Yield Tax-Exempt Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $45,562,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®," Bloomberg 1 Year Municipal Bond Index, Bloomberg 1–5 Year Municipal Bond Index, Bloomberg 1–15 Year Municipal Bond Index, and Bloomberg Municipal Bond Index (the Indices) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Municipal Bond Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Municipal Bond Funds or any member of the public regarding the advisability of investing in securities generally or in the Municipal Bond Funds particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Indices, which are determined, composed and calculated by BISL without regard to Vanguard or the Municipal Bond Funds. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Municipal Bond Funds into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Municipal Bond Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Municipal Bond Funds’ customers, in connection with the administration, marketing or trading of the Municipal Bond Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE MUNICIPAL BOND FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE MUNICIPAL BOND FUNDS OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2021 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the
Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q950 122021

Annual Report   |   October 31, 2021
Vanguard Tax-Exempt Bond Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2021, ETF Shares of Vanguard Tax-Exempt Bond Index Fund returned 2.60% (based on net asset value) and Admiral Shares returned 2.56%. Those performances were roughly in line with that of the fund’s expense-free benchmark index.
•	The global economy continued to recover from the sharp pandemic-induced contraction in the spring of 2020. Countries that were more successful in containing the virus, whether through vaccinations, lockdowns, or both, generally fared better economically. Policymakers provided extensive fiscal and monetary support, including $350 billion in May 2021 to state and municipal governments as part of the American Rescue Plan.
•	Bond yields moved higher across much of the developed world during the fiscal year amid concerns about inflation and the prospect that some developed-market central banks might scale back their bond-buying programs or raise interest rates.
•	U.S. municipal bonds outpaced U.S. Treasuries as demand remained in place for tax-exempt income.
•	By maturity, longer-dated munis returned more than shorter-dated ones. By quality, munis on the lowest rung of the investment-grade credit ladder significantly outperformed their higher-rated counterparts. Revenue bonds as a whole outpaced general obligation bonds.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2021
	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Tax-Exempt Bond Index Fund
ETF Shares	$1,000.00	$1,000.80	$0.20
Admiral™ Shares	1,000.00	1,000.40	0.45
Based on Hypothetical 5% Yearly Return
Tax-Exempt Bond Index Fund
ETF Shares	$1,000.00	$1,025.00	$0.20
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.04% for ETF Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Tax-Exempt Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 21, 2015, Through October 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Since Inception (8/21/2015)	Final Value of a $10,000 Investment
Tax-Exempt Bond Index Fund ETF Shares Net Asset Value	2.60%	3.22%	3.43%	$12,326
Tax-Exempt Bond Index Fund ETF Shares Market Price	2.81	3.23	3.45	12,335
S&P National AMT-Free Municipal Bond Index	2.73	3.26	3.46	12,348
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (8/25/2015)	Final Value of a $10,000 Investment
Tax-Exempt Bond Index Fund Admiral Shares	2.56%	3.20%	3.44%	$12,329
S&P National AMT-Free Municipal Bond Index	2.73	3.26	3.49	12,359
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
4

Tax-Exempt Bond Index Fund
Cumulative Returns of ETF Shares: August 21, 2015, Through October 31, 2021
	One Year	Five Years	Since Inception (8/21/2015)
Tax-Exempt Bond Index Fund ETF Shares Market Price	2.81%	17.22%	23.35%
Tax-Exempt Bond Index Fund ETF Shares Net Asset Value	2.60	17.19	23.26
S&P National AMT-Free Municipal Bond Index	2.73	17.39	23.48
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
5

Tax-Exempt Bond Index Fund
Fund Allocation
As of October 31, 2021
New York	24.4%
California	15.6
Texas	9.2
New Jersey	4.9
Illinois	4.5
Massachusetts	4.4
Florida	3.9
Pennsylvania	3.8
Washington	2.9
Maryland	2.4
Georgia	1.9
Virginia	1.6
Ohio	1.6
Colorado	1.5
District of Columbia	1.5
North Carolina	1.5
Connecticut	1.3
South Carolina	1.2
Minnesota	1.1
Arizona	1.1
Michigan	1.1
Oregon	1.0
Other	7.6
The table reflects the fund’s investments, except for short-term investments.
6

Tax-Exempt Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (96.8%)
Alabama (0.4%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	555	611
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,405	1,587
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	915	1,033
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,980	2,236
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	795	960
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	290	302
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	165	172
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	350	423
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	1,250	1,478
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	780	967
Alabama GO	5.000%	8/1/27	245	293
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	390	405
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	3,510	4,250
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	6,590	8,357
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	7,610	9,923
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/22	100	101
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	2,050	2,164
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	575	633
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	480	539
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,465	3,884
7

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	1,700	1,905
	Auburn University College & University Revenue	5.000%	6/1/28	385	457
	Auburn University College & University Revenue	4.000%	6/1/41	4,720	5,258
	Auburn University College & University Revenue	5.000%	6/1/48	2,250	2,755
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	250	292
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	1,890	2,303
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,544
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	2,165	2,613
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	600
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	300
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	300
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	1,000	1,161
[1]	Jefferson County AL Sewer Revenue	5.500%	10/1/53	285	315
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,485
					61,606
Alaska (0.1%)
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	194
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	14,525	16,573
	Anchorage AK GO	4.000%	9/1/22	1,500	1,547
					18,314
Arizona (1.1%)
	Arizona COP, ETM	5.000%	10/1/22	8,000	8,353
	Arizona COP, ETM	5.000%	10/1/24	75	85
	Arizona COP, ETM	5.000%	10/1/25	3,620	4,249
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	160	165
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	315
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	300	337
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,122
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,030	1,152
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,375	2,651
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	3,136
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	10	11
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	590	609
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	2,900	2,993
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	570	588
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,830	1,889
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	755	906
	Arizona School Facilities Board COP, ETM	5.000%	9/1/23	1,190	1,292
	Arizona State University (Arizona State University Projects) COP	5.000%	9/1/23	1,515	1,644
	Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	390	403
8

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Arizona Transportation Board Government Fuel Sales Tax Revenue	5.000%	7/1/27	2,485	2,783
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	1,100	1,135
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	125	129
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	280	302
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	530	572
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	2,250	2,428
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	750	843
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	360	404
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	575	627
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	822
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	1,600	1,813
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	115	130
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	830	865
Maricopa County AZ COP	5.000%	7/1/22	2,900	2,991
Maricopa County Community College District GO	5.000%	7/1/23	100	108
Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,867
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	2,625	3,189
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	702
Phoenix AZ GO	4.000%	7/1/22	460	472
Phoenix AZ GO	4.000%	7/1/24	2,015	2,209
Phoenix AZ GO	4.000%	7/1/25	2,100	2,298
Phoenix AZ GO	5.000%	7/1/25	9,695	11,277
Phoenix AZ GO	5.000%	7/1/26	650	780
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	775	800
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	845	947
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	1,900	2,067
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	2,365	2,573
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	1,170	1,418
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	5,000	5,729
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/45	2,010	2,252
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	40	48
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	1,065	1,374
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	3,525	3,627
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	4.750%	7/1/24	160	179
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	5.000%	7/1/24	1,810	2,034
Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/40	1,935	2,220
Phoenix IDA College & University Revenue	5.250%	6/1/34	250	257
Phoenix IDA College & University Revenue	5.000%	6/1/42	10	10
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	105	108
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/23	3,050	3,290
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	285	320
9

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Light & Power System Revenue	5.000%	1/1/22	685	690
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	830	876
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	270	298
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/24	185	186
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/27	2,575	2,585
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/28	395	397
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/29	720	740
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/31	2,815	2,893
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	5,000	5,762
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	2,235	2,565
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	23
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,205	7,379
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	2,420	2,773
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,220	17,330
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	385	480
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,035	1,279
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,225
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	2,269
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	3,130	4,010
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	157
	University of Arizona College & University Revenue	5.000%	6/1/40	1,000	1,147
					157,963
Arkansas (0.0%)
	Arkansas GO	5.000%	6/15/22	2,500	2,575
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	450	448
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	1,200	1,319
	Springdale School District No. 50 GO	4.000%	6/1/33	395	403
	University of Arkansas College & University Revenue	5.000%	11/1/42	1,140	1,391
					6,136
California (15.1%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,796
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	315	238
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,666
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	565
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	584
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	415	464
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	2,065	2,406
10

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	338
[1]	Alvord Unified School District GO	0.000%	8/1/41	220	124
[1]	Alvord Unified School District GO	0.000%	8/1/43	590	334
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/49	4,615	5,322
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	1,076
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	2,200	1,785
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/39	5,725	6,238
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	1,150
[2]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	55
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	1,151
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	1,020	1,091
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	1,000	1,150
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	10,000	11,380
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,150	1,307
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,020	2,105
[2]	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,000	5,229
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	565	643
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	2,975	3,676
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	500	501
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	5,271
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.330%	4/1/24	1,000	1,002
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	100	102
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	1,100	1,122
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	107
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	805	860
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	1,070	1,143
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	10	11
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	55	59
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	2,010	2,146
	Bay Area Toll Authority Highway Revenue, Prere.	5.125%	4/1/23	100	107
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	385	412
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	280	300
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	5,315	5,918
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	3,965	4,500
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	2,300	2,821
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	100	82
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	972
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	3,205	3,283
	California Department of Water Resources Water Revenue	5.000%	12/1/22	225	237
	California Department of Water Resources Water Revenue	5.000%	12/1/23	130	143
	California Department of Water Resources Water Revenue	5.000%	12/1/32	1,000	1,325
	California Department of Water Resources Water Revenue	5.000%	12/1/33	1,000	1,322
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	135	154
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	1,645	1,882
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	256
11

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	5,873
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	650	757
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	191
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	1,035	1,554
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	2,530	3,882
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	500	464
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	7,500	11,636
California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	120	137
California GO	5.000%	11/1/21	175	175
California GO	5.000%	12/1/21	265	266
California GO	5.000%	12/1/21	1,000	1,004
California GO	5.000%	2/1/22	675	683
California GO	5.000%	2/1/22	900	911
California GO	5.000%	3/1/22	110	112
California GO	5.000%	4/1/22	10,000	10,200
California GO	5.000%	5/1/22	105	108
California GO	5.000%	8/1/22	370	383
California GO	5.000%	8/1/22	100	104
California GO	4.000%	9/1/22	2,900	2,992
California GO	5.000%	9/1/22	200	208
California GO	5.000%	9/1/22	500	520
California GO	5.000%	9/1/22	185	192
California GO	5.000%	9/1/22	100	104
California GO	5.000%	9/1/22	100	104
California GO	5.250%	9/1/22	1,310	1,365
California GO	5.000%	10/1/22	385	402
California GO	5.000%	10/1/22	20	21
California GO	5.250%	10/1/22	255	267
California GO	5.000%	11/1/22	2,260	2,368
California GO	5.000%	11/1/22	350	367
California GO	5.000%	12/1/22	325	342
California GO	5.000%	2/1/23	1,415	1,432
California GO	5.000%	2/1/23	725	768
California GO	4.000%	3/1/23	115	121
California GO	5.000%	3/1/23	3,125	3,323
California GO	5.000%	4/1/23	1,935	2,065
California GO	5.000%	8/1/23	210	227
California GO	5.000%	8/1/23	125	135
California GO	5.000%	8/1/23	1,015	1,099
California GO	5.000%	8/1/23	755	817
California GO	5.000%	8/1/23	100	108
California GO	5.000%	9/1/23	200	208
California GO	5.000%	9/1/23	145	158
California GO	5.000%	9/1/23	1,140	1,238
California GO	5.000%	9/1/23	1,535	1,667
California GO	5.000%	9/1/23	130	141
California GO	5.000%	9/1/23	23,000	24,984
California GO	5.000%	9/1/23	200	217
12

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	10/1/23	300	321
California GO	5.000%	10/1/23	360	392
California GO	5.000%	10/1/23	2,485	2,709
California GO	4.000%	11/1/23	205	220
California GO	5.000%	11/1/23	160	175
California GO	5.000%	11/1/23	385	421
California GO	5.000%	11/1/23	150	164
California GO	5.000%	12/1/23	315	346
California GO	5.000%	12/1/23	575	631
California GO	5.000%	12/1/23	1,100	1,208
California GO	5.000%	2/1/24	200	212
California GO	4.000%	3/1/24	175	190
California GO	5.000%	3/1/24	1,645	1,824
California GO	5.000%	3/1/24	260	288
California GO	5.000%	4/1/24	910	1,012
California GO	5.000%	4/1/24	400	445
California GO	5.000%	5/1/24	325	363
California GO	5.000%	8/1/24	5,410	6,098
California GO	5.000%	8/1/24	890	1,003
California GO	5.000%	8/1/24	400	451
California GO	5.000%	8/1/24	2,000	2,254
California GO	5.000%	8/1/24	15	17
California GO	5.000%	8/1/24	625	704
California GO	5.000%	9/1/24	1,010	1,142
California GO	5.000%	9/1/24	2,975	3,364
California GO	4.000%	10/1/24	175	193
California GO	5.000%	10/1/24	100	113
California GO	5.000%	10/1/24	460	522
California GO	5.000%	10/1/24	7,275	8,252
California GO	5.000%	10/1/24	100	113
California GO	5.000%	11/1/24	150	171
California GO	5.000%	11/1/24	125	142
California GO	5.000%	12/1/24	1,250	1,369
California GO	5.000%	12/1/24	5,330	5,840
California GO	5.000%	12/1/24	1,000	1,141
California GO	5.000%	2/1/25	2,000	2,024
California GO	5.500%	2/1/25	150	174
California GO	5.000%	3/1/25	4,045	4,651
California GO	5.000%	4/1/25	300	346
California GO	5.000%	8/1/25	2,260	2,634
California GO	5.000%	8/1/25	830	967
California GO	5.000%	8/1/25	265	309
California GO	5.000%	9/1/25	895	1,046
California GO	5.000%	9/1/25	400	467
California GO	5.000%	9/1/25	215	251
California GO	5.000%	9/1/25	2,000	2,337
California GO	5.000%	9/1/25	100	117
California GO	5.000%	10/1/25	810	918
California GO	5.000%	10/1/25	735	833
California GO	5.000%	10/1/25	1,020	1,195
California GO	5.000%	10/1/25	25	29
California GO	4.000%	11/1/25	1,240	1,408
California GO	5.000%	11/1/25	250	294
California GO	5.000%	11/1/25	85	93
California GO	5.000%	12/1/25	6,115	7,202
13

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	2/1/26	525	555
	California GO	3.000%	3/1/26	2,875	3,167
	California GO	4.000%	3/1/26	5,070	5,802
	California GO	5.000%	3/1/26	10,170	11,660
	California GO	5.000%	3/1/26	980	1,124
	California GO	5.000%	4/1/26	2,000	2,380
	California GO	4.000%	8/1/26	400	462
	California GO	5.000%	8/1/26	100	120
	California GO	5.000%	8/1/26	7,405	8,899
	California GO	5.000%	8/1/26	900	1,029
	California GO	5.000%	8/1/26	1,800	2,097
	California GO	5.000%	8/1/26	3,550	4,266
	California GO	5.000%	8/1/26	100	120
	California GO	5.000%	9/1/26	1,825	2,199
	California GO	5.000%	9/1/26	1,580	1,845
	California GO	5.000%	9/1/26	60	72
	California GO	5.000%	10/1/26	100	107
	California GO	5.000%	10/1/26	455	516
	California GO	5.000%	10/1/26	1,000	1,208
	California GO	5.000%	10/1/26	100	113
	California GO	5.000%	11/1/26	2,020	2,445
	California GO	5.000%	11/1/26	3,665	4,436
	California GO	5.000%	11/1/26	100	114
	California GO	5.000%	12/1/26	3,000	3,639
[6]	California GO	5.000%	2/1/27	830	1,012
	California GO	5.000%	2/1/27	275	291
	California GO	5.000%	3/1/27	1,640	1,887
	California GO	5.000%	3/1/27	2,990	3,441
	California GO	5.000%	4/1/27	3,635	4,450
	California GO	5.000%	8/1/27	510	614
	California GO	5.000%	8/1/27	3,245	3,907
	California GO	5.000%	8/1/27	330	385
	California GO	5.000%	8/1/27	150	172
	California GO	5.000%	8/1/27	6,060	7,480
	California GO	4.000%	9/1/27	100	103
	California GO	5.000%	9/1/27	325	352
	California GO	5.000%	9/1/27	3,130	3,777
	California GO	5.000%	9/1/27	1,175	1,418
	California GO	4.000%	10/1/27	2,175	2,570
	California GO	5.000%	10/1/27	100	107
	California GO	5.000%	10/1/27	170	192
	California GO	5.000%	10/1/27	1,000	1,239
	California GO	5.000%	11/1/27	500	546
	California GO	5.000%	11/1/27	1,565	1,943
	California GO	5.000%	11/1/27	3,500	4,346
	California GO	3.000%	3/1/28	4,370	4,935
	California GO	5.000%	3/1/28	500	575
	California GO	5.000%	4/1/28	12,500	15,684
	California GO	5.000%	8/1/28	3,320	3,993
	California GO	5.000%	8/1/28	3,550	4,270
	California GO	5.000%	8/1/28	5,175	6,419
	California GO	5.000%	8/1/28	530	617
	California GO	5.000%	8/1/28	425	527
	California GO	5.000%	8/1/28	7,020	8,878
	California GO	4.000%	9/1/28	125	129
14

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	9/1/28	200	230
California GO	5.000%	9/1/28	1,050	1,138
California GO	5.000%	9/1/28	1,550	1,869
California GO	5.000%	9/1/28	425	496
California GO	5.000%	10/1/28	1,000	1,132
California GO	5.000%	10/1/28	930	1,053
California GO	5.000%	11/1/28	6,600	8,395
California GO	5.000%	2/1/29	5,100	5,388
California GO	5.000%	8/1/29	270	325
California GO	5.000%	8/1/29	190	236
California GO	5.000%	8/1/29	655	761
California GO	5.000%	8/1/29	100	120
California GO	5.000%	8/1/29	130	148
California GO	3.000%	9/1/29	105	113
California GO	5.000%	9/1/29	550	663
California GO	5.000%	10/1/29	250	283
California GO	5.000%	10/1/29	10,060	13,007
California GO	5.000%	10/1/29	3,700	4,407
California GO	5.000%	10/1/29	3,000	3,879
California GO	5.000%	11/1/29	17,940	23,233
California GO	5.000%	11/1/29	6,900	8,936
California GO	5.000%	12/1/29	100	109
California GO	5.000%	3/1/30	160	183
California GO	5.000%	8/1/30	140	168
California GO	5.000%	8/1/30	6,990	8,638
California GO	5.000%	8/1/30	50	57
California GO	5.000%	8/1/30	1,150	1,334
California GO	5.000%	8/1/30	1,600	1,977
California GO	5.000%	8/1/30	4,200	5,277
California GO	5.000%	9/1/30	2,450	2,953
California GO	5.000%	9/1/30	1,770	2,133
California GO	5.000%	9/1/30	200	233
California GO	5.250%	9/1/30	250	272
California GO	5.000%	10/1/30	340	385
California GO	5.000%	10/1/30	7,950	10,245
California GO	5.000%	10/1/30	13,755	18,134
California GO	5.000%	11/1/30	720	785
California GO	5.000%	11/1/30	14,660	19,357
California GO	5.000%	12/1/30	950	1,039
California GO	5.000%	2/1/31	50	53
California GO	5.000%	5/1/31	2,220	2,469
California GO	4.000%	8/1/31	1,000	1,146
California GO	5.000%	8/1/31	965	1,083
California GO	5.000%	8/1/31	4,815	5,484
California GO	3.250%	9/1/31	115	124
California GO	4.000%	9/1/31	710	815
California GO	5.000%	9/1/31	2,200	2,652
California GO	5.000%	9/1/31	510	552
California GO	5.000%	10/1/31	340	384
California GO	5.000%	11/1/31	145	158
California GO	5.000%	11/1/31	400	496
California GO	5.000%	11/1/31	500	620
California GO	5.000%	12/1/31	2,000	2,692
California GO	5.000%	12/1/31	1,000	1,196
California GO	5.000%	2/1/32	180	190
15

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	2/1/32	135	137
	California GO	5.000%	4/1/32	7,605	10,279
	California GO	5.000%	5/1/32	50	56
	California GO	4.000%	8/1/32	250	286
	California GO	5.000%	8/1/32	2,340	2,626
	California GO	5.000%	8/1/32	250	285
	California GO	5.000%	8/1/32	485	563
[1]	California GO	5.250%	8/1/32	9,000	12,325
	California GO	5.250%	8/1/32	1,000	1,171
	California GO	4.000%	9/1/32	485	556
	California GO	4.000%	9/1/32	595	682
	California GO	5.000%	9/1/32	685	826
	California GO	5.000%	9/1/32	3,260	3,793
	California GO	5.000%	9/1/32	1,000	1,205
	California GO	5.000%	10/1/32	13,675	18,110
	California GO	5.000%	11/1/32	1,475	1,606
	California GO	5.000%	11/1/32	1,285	1,591
	California GO	5.000%	11/1/32	500	619
	California GO	5.000%	2/1/33	510	538
	California GO	5.000%	3/1/33	130	148
	California GO	5.000%	3/1/33	5,000	6,449
	California GO	5.000%	4/1/33	6,500	7,197
	California GO	5.000%	8/1/33	5,000	6,003
	California GO	5.000%	8/1/33	1,400	1,570
	California GO	5.000%	8/1/33	375	427
	California GO	5.000%	8/1/33	325	377
	California GO	5.000%	8/1/33	2,285	2,805
	California GO	3.000%	9/1/33	1,170	1,254
	California GO	3.375%	9/1/33	210	227
	California GO	4.000%	9/1/33	500	572
	California GO	4.000%	9/1/33	575	658
	California GO	5.000%	9/1/33	1,000	1,082
	California GO	5.000%	9/1/33	1,355	1,631
	California GO	5.000%	10/1/33	2,430	2,740
	California GO	5.000%	10/1/33	2,720	3,011
	California GO	5.000%	11/1/33	350	458
	California GO	5.000%	3/1/34	5,520	7,099
	California GO	4.000%	8/1/34	275	303
	California GO	5.000%	8/1/34	1,730	2,004
	California GO	5.000%	8/1/34	230	276
	California GO	4.000%	9/1/34	355	406
	California GO	4.000%	9/1/34	250	286
	California GO	5.000%	9/1/34	1,225	1,474
	California GO	5.000%	9/1/34	775	901
	California GO	5.000%	9/1/34	3,185	3,833
	California GO	4.000%	10/1/34	4,205	5,001
	California GO	4.000%	11/1/34	1,820	2,194
	California GO	5.000%	11/1/34	10,000	13,050
	California GO	5.000%	12/1/34	1,070	1,276
	California GO	5.000%	12/1/34	2,390	3,123
	California GO	5.000%	3/1/35	19,270	24,726
	California GO	4.250%	4/1/35	300	305
	California GO	5.000%	4/1/35	4,135	4,577
	California GO	5.250%	4/1/35	300	306
	California GO	5.000%	8/1/35	965	1,157
16

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/35	1,570	1,760
California GO	4.000%	9/1/35	2,610	2,980
California GO	5.000%	9/1/35	2,000	2,405
California GO	5.000%	9/1/35	1,715	2,062
California GO	5.000%	10/1/35	1,250	1,481
California GO	4.000%	11/1/35	4,405	5,133
California GO	4.000%	11/1/35	1,100	1,324
California GO	5.000%	11/1/35	1,155	1,424
California GO	3.750%	12/1/35	70	72
California GO	4.000%	3/1/36	11,670	13,822
California GO	5.000%	8/1/36	8,565	10,685
California GO	4.000%	9/1/36	2,835	3,232
California GO	4.000%	9/1/36	250	285
California GO	5.000%	9/1/36	145	151
California GO	5.000%	9/1/36	500	601
California GO	5.000%	11/1/36	6,600	8,292
California GO	5.000%	4/1/37	665	707
California GO	5.000%	4/1/37	14,555	16,078
California GO	5.000%	4/1/37	1,265	1,586
California GO	5.000%	8/1/37	5,595	6,696
California GO	4.000%	9/1/37	365	375
California GO	4.000%	9/1/37	250	285
California GO	5.000%	10/1/37	110	124
California GO	5.000%	11/1/37	18,435	23,137
California GO	5.000%	11/1/37	2,365	2,910
California GO	5.000%	2/1/38	755	797
California GO	5.000%	2/1/38	1,720	1,740
California GO	5.000%	4/1/38	5,480	6,861
California GO	5.000%	4/1/38	150	166
California GO	4.000%	8/1/38	885	1,004
California GO	5.000%	10/1/39	2,005	2,252
California GO	5.000%	10/1/39	5,685	6,710
California GO	5.000%	11/1/39	1,750	2,187
California GO	4.000%	11/1/41	700	786
California GO	4.375%	4/1/42	855	868
California GO	5.000%	4/1/42	1,560	1,590
California GO	5.000%	9/1/42	3,890	4,040
California GO	5.000%	2/1/43	2,590	2,734
California GO	5.000%	4/1/43	3,855	4,098
California GO	4.875%	11/1/43	265	286
California GO	5.000%	11/1/43	1,970	2,145
California GO	4.500%	12/1/43	405	435
California GO	5.000%	3/1/45	3,600	4,083
California GO	3.250%	4/1/45	5,000	5,373
California GO	5.000%	8/1/45	1,150	1,323
California GO	5.000%	9/1/45	2,660	3,158
California GO	4.000%	11/1/45	8,350	9,330
California GO	4.000%	3/1/46	3,000	3,467
California GO	5.000%	8/1/46	2,605	3,082
California GO	3.000%	9/1/46	360	377
California GO	5.000%	9/1/46	500	593
California GO	5.000%	10/1/47	6,885	8,056
California GO	5.000%	11/1/47	16,600	20,328
California GO	5.000%	10/1/48	9,000	11,070
California GO	3.000%	10/1/49	1,250	1,319
17

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	11/1/50	8,000	8,918
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	265	275
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	1,630	1,768
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	50	59
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/22	190	196
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	475	513
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	133
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	3,025	3,676
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,075	2,676
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,220	1,617
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	10,000	10,907
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	1,039
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	7/1/50	2,000	2,270
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/22	400	418
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	300	327
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	105	115
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	15	19
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	247
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	6,208
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	3,575	4,461
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	460	557
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,808
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,349
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	4/1/22	300	306
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	2,000	2,034
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,025	1,070
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	3,000	3,178
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	3,535	3,754
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	215	234
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	5,000	5,523
18

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	965	1,076
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	2,500	2,760
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,519
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,867
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	1,000	1,157
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	455	533
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	357
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	365	391
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	100	113
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	200	242
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	115
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	235	252
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	727
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	100	115
	California State Public Works Board Lease (Abatement) Revenue	4.000%	6/1/28	160	164
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	124
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	1,500	1,854
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	125	127
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	270
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	617
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	4,000	5,129
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/30	130	148
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	3,000	3,906
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,588
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	245	275
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,580
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	650	730
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,930
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	6,200	6,928
19

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	500	581
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	925	981
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	250	251
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/27	110	120
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	329
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	163
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.125%	10/1/31	35	35
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	905	923
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	255	267
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	830	904
[3]	California State Public Works Board Lease (Abatement) Revenue, ETM	5.250%	6/1/22	50	51
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	12/1/21	205	206
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	130	135
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	50	54
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	50	56
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	60	69
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	200	234
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	210	251
	California State University College & University Revenue	5.000%	11/1/22	300	314
	California State University College & University Revenue	5.000%	11/1/23	100	109
	California State University College & University Revenue	5.000%	11/1/23	100	109
	California State University College & University Revenue	5.000%	11/1/25	125	147
	California State University College & University Revenue	5.000%	11/1/26	170	200
	California State University College & University Revenue	5.000%	11/1/30	100	119
	California State University College & University Revenue	5.000%	11/1/31	510	598
	California State University College & University Revenue	5.000%	11/1/31	165	196
	California State University College & University Revenue	5.000%	11/1/32	1,355	1,588
	California State University College & University Revenue	4.000%	11/1/34	125	141
	California State University College & University Revenue	5.000%	11/1/34	105	128
	California State University College & University Revenue	4.000%	11/1/35	2,095	2,366
	California State University College & University Revenue	5.000%	11/1/35	375	457
	California State University College & University Revenue	5.000%	11/1/36	1,175	1,430
	California State University College & University Revenue	4.000%	11/1/37	375	422
	California State University College & University Revenue	5.000%	11/1/37	180	210
	California State University College & University Revenue	5.000%	11/1/37	110	134
	California State University College & University Revenue	4.000%	11/1/38	2,360	2,654
	California State University College & University Revenue	5.000%	11/1/38	1,285	1,498
	California State University College & University Revenue	5.000%	11/1/41	1,660	1,954
	California State University College & University Revenue	5.000%	11/1/42	10,210	12,355
20

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/43	2,160	2,514
	California State University College & University Revenue	5.000%	11/1/43	325	402
	California State University College & University Revenue	5.000%	11/1/45	9,115	10,680
	California State University College & University Revenue	5.000%	11/1/47	675	813
	California State University College & University Revenue	5.000%	11/1/48	2,500	3,070
	California State University College & University Revenue	5.000%	11/1/49	4,275	5,380
	California State University College & University Revenue PUT	4.000%	11/1/23	350	369
	California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,461
	California State University College & University Revenue, Prere.	5.000%	11/1/21	1,890	1,890
	California State University College & University Revenue, Prere.	4.000%	11/1/22	1,130	1,173
	California State University College & University Revenue, Prere.	4.000%	11/1/22	500	519
	California State University College & University Revenue, Prere.	5.000%	11/1/22	3,650	3,826
	California State University College & University Revenue, Prere.	5.000%	11/1/22	200	210
	California State University College & University Revenue, Prere.	5.000%	11/1/24	5	6
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	17
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	17
	California State University College & University Revenue, Prere.	5.000%	11/1/24	690	784
	California State University College & University Revenue, Prere.	5.000%	11/1/24	280	318
	California State University College & University Revenue, Prere.	5.000%	11/1/24	130	148
	California State University College & University Revenue, Prere.	5.000%	11/1/24	890	1,014
	California State University College & University Revenue, Prere.	5.000%	11/1/24	150	171
	California State University College & University Revenue, Prere.	5.000%	11/1/24	100	114
	California State University College & University Revenue, Prere.	5.000%	11/1/24	635	724
	California State University College & University Revenue, Prere.	5.000%	11/1/24	9,725	11,081
	California State University College & University Revenue, Prere.	5.000%	11/1/24	3,720	4,239
	California State University College & University Revenue, Prere.	5.000%	11/1/24	40	45
	California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,347
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	5,000	5,803
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	105	124
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	100	115
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	5,130
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	5,000	5,108
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	328
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,140
21

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,270	1,453
	Chaffey Community College District GO	5.000%	6/1/48	1,650	2,012
	Chico Unified School District GO	4.000%	8/1/44	1,750	2,036
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	10,240	11,568
	Clovis Unified School District GO	4.000%	8/1/40	150	164
	Coast Community College District GO, Prere.	4.000%	8/1/23	125	133
	Coast Community College District GO, Prere.	5.000%	8/1/23	3,025	3,277
[1]	Colton Joint Unified School District GO	0.000%	8/1/42	990	554
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	180	195
[1]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	408
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,750	4,307
	Cypress School District GO	0.000%	8/1/40	250	146
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	5,565
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/22	300	308
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	104
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	740	825
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	173
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	632
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	133
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,676
[1]	East Side Union High School District GO, Prere.	4.000%	8/1/22	50	51
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	150	172
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	5,532
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	154
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	169
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	337
[3,8]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,308
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	390	440
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	1,000	1,135
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	8,170
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	194
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	2,916
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	13,790	15,498
	Foster City CA GO	2.250%	8/1/50	1,000	941
	Fremont Union High School District GO	4.000%	8/1/40	725	786
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,547
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	420	499
	Fresno Unified School District GO	4.000%	8/1/41	500	559
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	665	709
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	125	135
22

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	500	571
	Grossmont-Cuyamaca Community College District GO, Prere.	5.250%	8/1/23	475	516
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,698
[1]	Hayward Unified School District GO	4.000%	8/1/45	3,000	3,467
[2]	Hayward Unified School District GO	4.000%	8/1/48	5,885	6,705
[1]	Hayward Unified School District GO	4.000%	8/1/50	6,245	7,175
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	495	558
	Kern Community College District GO	3.000%	8/1/46	2,440	2,584
	Long Beach Community College District GO, Prere.	4.000%	8/1/22	500	514
	Long Beach Community College District GO, Prere.	5.000%	8/1/22	100	104
	Long Beach Unified School District GO	0.000%	8/1/32	100	71
	Long Beach Unified School District GO	4.000%	8/1/45	350	394
	Los Angeles CA Community College District GO	5.000%	8/1/22	100	104
	Los Angeles CA Community College District GO	5.000%	8/1/23	190	206
	Los Angeles CA Community College District GO	5.000%	8/1/23	515	558
	Los Angeles CA Community College District GO	5.000%	8/1/24	400	451
	Los Angeles CA Community College District GO	5.000%	8/1/36	100	120
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,145
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,671
	Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	16,998
	Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,229
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	357
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	215	236
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,800	2,028
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	275	310
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	350	394
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,195	1,346
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,230	1,386
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,470	3,909
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	905	1,020
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	685	772
	Los Angeles CA Unified School District GO	5.000%	7/1/22	405	418
	Los Angeles CA Unified School District GO	5.000%	7/1/22	690	712
	Los Angeles CA Unified School District GO	5.000%	7/1/22	1,795	1,852
	Los Angeles CA Unified School District GO	5.000%	7/1/22	625	645
	Los Angeles CA Unified School District GO	5.000%	7/1/23	795	858
	Los Angeles CA Unified School District GO	5.000%	7/1/23	380	410
	Los Angeles CA Unified School District GO	5.000%	7/1/23	1,285	1,386
	Los Angeles CA Unified School District GO	5.000%	7/1/23	210	227
	Los Angeles CA Unified School District GO	5.000%	7/1/23	100	108
	Los Angeles CA Unified School District GO	5.000%	7/1/23	150	162
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	3,986
	Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,550
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,773
	Los Angeles CA Unified School District GO	5.000%	7/1/24	350	393
	Los Angeles CA Unified School District GO	5.000%	7/1/24	200	225
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,700	3,032
	Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,202
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,065	1,239
	Los Angeles CA Unified School District GO	5.000%	7/1/25	560	652
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,000	1,121
	Los Angeles CA Unified School District GO	5.000%	7/1/26	145	169
	Los Angeles CA Unified School District GO	5.000%	7/1/26	7,680	9,223
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	3,002
	Los Angeles CA Unified School District GO	5.000%	7/1/27	4,015	4,822
23

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	308
Los Angeles CA Unified School District GO	5.000%	7/1/28	11,125	12,439
Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,304
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	427
Los Angeles CA Unified School District GO	3.000%	7/1/31	1,660	1,791
Los Angeles CA Unified School District GO	5.000%	7/1/31	825	1,056
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,000	1,076
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,866
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,408
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,691
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,364
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,590
Los Angeles CA Unified School District GO	4.000%	7/1/39	11,575	13,629
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,511
Los Angeles CA Unified School District GO	5.250%	7/1/42	11,500	14,093
Los Angeles CA Unified School District GO	4.000%	7/1/44	1,000	1,162
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/22	385	396
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	305	328
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	1,000	1,027
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,513
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,821
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	286
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	6,080
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	2,600	2,796
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	390	421
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	255	275
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	2,035	2,693
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,345
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	1,095	1,306
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,310	3,032
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,090	2,737
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,605	4,405
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,665	3,482
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	2,490	3,007
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,000	1,202
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,000	1,299
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	240
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,025	1,328
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,675	6,892
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,660	3,221
24

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,705	5,697
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	2,815	3,477
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,670	1,853
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	6,810	7,680
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,981
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	2,610	3,009
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,000	8,242
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	9,000	9,430
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,700	2,679
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	555	575
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	400	414
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	435
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	130	155
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,045	7,829
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,040	1,336
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	160	164
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,005	2,558
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	4,000	4,726
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	570	690
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	10,000	12,585
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	95	100
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	3,211
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,000	1,263
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	1,370	1,743
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	5,480	6,827
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	4,000	5,029
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/23	100	105
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	375	396
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	220	242
25

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	230	242
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	112
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	125	140
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	140	148
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	245	264
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,271
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,749
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	143
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	6,771
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,137
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,839
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,710
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	925	1,033
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	6,028
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	284
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,575	1,625
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	1,535	1,712
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	310
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,200	8,770
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,178
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,170	1,403
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	1,515	1,562
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	655	729
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	6,085	6,775
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	3,000	3,584
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/49	2,350	2,928
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	7,000	8,760
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	1,030	1,260
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	1,350	1,393
26

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	500	516
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	6,223
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,451
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,000	3,848
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	155	181
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,000	3,839
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	180	186
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,725	1,779
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,600	6,513
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	400	451
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	5,500	6,957
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,155	2,454
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	160	188
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	575	695
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	150	181
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	3,171
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	282
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	860	980
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	1,023
	Los Angeles Unified School District GO	5.000%	7/1/22	1,275	1,316
	Los Angeles Unified School District GO	5.000%	7/1/28	105	126
[7]	Los Angeles Unified School District GO	2.625%	7/1/46	2,050	2,050
[7]	Los Angeles Unified School District GO	4.000%	7/1/46	3,710	4,375
	Los Rios Community College District GO	3.000%	8/1/24	1,250	1,343
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,641
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	206
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	5,202
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,257
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	6,465	8,388
	Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	259
	Mount San Antonio Community College District GO	4.000%	8/1/49	7,500	8,729
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	168
[9]	New Haven Unified School District GO	0.000%	8/1/33	325	254
[9]	New Haven Unified School District GO	0.000%	8/1/34	495	375
27

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	238
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	300
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	438
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	606
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	331
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,103
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	115	141
	Oakland Unified School District/Alameda County GO	5.000%	8/1/40	590	688
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	6,685	7,784
	Orange County Sanitation District Sewer Revenue	3.000%	2/1/31	250	251
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	1,185	1,195
	Orange County Water District COP	2.000%	8/15/23	500	511
	Palmdale Elementary School District GO	3.000%	8/1/49	1,000	1,051
[4]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	100	109
	Pasadena Unified School District GO	5.000%	8/1/26	10	12
	Peralta Community College District GO	4.000%	8/1/39	350	386
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	234
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	415
	Poway Unified School District GO	0.000%	8/1/32	130	107
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,718
	Poway Unified School District GO	0.000%	8/1/46	7,250	3,504
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	550	590
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,304
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	367
	Riverside Community College District GO, Prere.	5.000%	8/1/24	205	231
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	30	34
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,522
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,479
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,410	1,620
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,500	6,625
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,065	4,389
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	636
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	425	462
[6]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	560	719
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	235	275
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	5,811
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	587
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	3,160
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	183
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	6,926
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	1,900	2,025
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	665	709
28

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	7,000	8,331
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	60	70
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	160	198
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,125	2,229
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,095
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	155	176
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,760
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,602
	San Diego CA Unified School District GO	5.000%	7/1/22	27,125	27,994
	San Diego CA Unified School District GO	5.000%	7/1/26	150	175
	San Diego CA Unified School District GO	5.000%	7/1/28	100	116
	San Diego CA Unified School District GO	4.000%	7/1/29	100	115
	San Diego CA Unified School District GO	0.000%	7/1/31	170	147
	San Diego CA Unified School District GO	4.000%	7/1/32	500	571
	San Diego CA Unified School District GO	4.000%	7/1/33	250	285
	San Diego CA Unified School District GO	0.000%	7/1/35	295	189
	San Diego CA Unified School District GO	0.000%	7/1/35	775	597
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,287
	San Diego CA Unified School District GO	0.000%	7/1/36	340	253
	San Diego CA Unified School District GO	0.000%	7/1/36	895	666
	San Diego CA Unified School District GO	0.000%	7/1/37	375	270
	San Diego CA Unified School District GO	0.000%	7/1/38	170	118
	San Diego CA Unified School District GO	0.000%	7/1/39	100	67
	San Diego CA Unified School District GO	5.000%	7/1/40	1,050	1,210
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	7,497
	San Diego CA Unified School District GO	3.125%	7/1/42	1,855	1,965
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	703
	San Diego CA Unified School District GO	0.000%	7/1/45	575	319
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	4,533
	San Diego CA Unified School District GO	4.000%	7/1/45	425	471
	San Diego CA Unified School District GO	5.000%	7/1/45	2,040	2,343
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	3,115
	San Diego CA Unified School District GO	4.000%	7/1/47	9,765	11,138
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	9,429
	San Diego CA Unified School District GO	3.250%	7/1/48	4,000	4,283
	San Diego CA Unified School District GO	0.000%	7/1/49	735	360
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	5,257
[4]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	237
[4]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,495	1,435
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	250	282
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,348
	San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	1,115	1,203
	San Diego Community College District GO	5.000%	8/1/27	100	121
	San Diego Community College District GO	5.000%	8/1/28	100	120
	San Diego Community College District GO	5.000%	8/1/29	100	120
	San Diego Community College District GO	5.000%	8/1/31	1,195	1,434
	San Diego Community College District GO	4.000%	8/1/41	225	257
29

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego Community College District GO, Prere.	5.000%	8/1/22	100	104
San Diego Community College District GO, Prere.	5.000%	8/1/23	1,290	1,398
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	365	438
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	125	134
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,150	2,638
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	272
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,645	1,974
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,400	2,928
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	20,385	23,850
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	350	357
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	3,365	3,433
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	515
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	640
San Diego County Water Authority Water Revenue	5.000%	5/1/28	2,500	3,148
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/22	470	482
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	454
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	113
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	241
San Diego Unified School District GO	5.000%	7/1/22	100	103
San Diego Unified School District GO	5.000%	7/1/23	36,000	38,844
San Diego Unified School District GO	5.000%	7/1/23	30,400	32,801
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	230	256
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	581
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	3,565
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	375	450
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	3,700	3,912
San Francisco CA City & County COP	5.000%	4/1/28	500	583
San Francisco CA City & County COP	4.000%	4/1/45	405	422
San Francisco CA City & County GO	4.000%	6/15/33	1,490	1,621
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	250	262
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	330	398
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	530	657
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	114
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	125	142
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	3,000	3,805
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,175	1,175
San Francisco CA Public Utilities Commission Water Revenue, Prere.	4.000%	5/1/22	250	255
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	100	102
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	750	768
30

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	6,145	6,992
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	460	513
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,374
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	870	891
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	515	643
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	130	139
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	2,475	2,897
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,100	4,983
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	2,076
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	160	178
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	135	139
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	275	282
	San Francisco Community College District GO	4.000%	6/15/45	550	630
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	11,730
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	2,585	2,920
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	185	150
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	2,560	2,870
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	3,825	4,259
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	1,000	1,109
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	4,870	5,394
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/50	115	128
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	203
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	115
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	94
	San Jose Evergreen Community College District GO, Prere.	4.125%	9/1/24	8,435	9,343
	San Jose Financing Authority Lease (Abatement) Revenue (Civic Center Project), Prere.	5.000%	6/1/23	715	769
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	165	182
31

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Marcos Unified School District GO	0.000%	8/1/32	150	122
	San Marcos Unified School District GO	0.000%	8/1/51	100	45
	San Mateo County Community College District GO	5.000%	9/1/45	5,000	6,210
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,319
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	4,000	4,239
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	3,462
	San Mateo Union High School District GO	4.000%	9/1/34	800	912
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	136
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	346
	Santa Clara County CA GO	3.250%	8/1/39	645	693
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,252
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	175	183
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,500	2,919
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	295	332
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,768
	Southwestern Community College District GO	0.000%	8/1/46	320	157
	Southwestern Community College District GO	4.000%	8/1/47	2,505	2,855
	State of California Department of Water Resources Water Revenue	5.000%	12/1/24	125	143
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	6,500	7,431
	Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	132
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,417
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	39
	University of California College & University Revenue	5.000%	5/15/22	660	677
	University of California College & University Revenue	5.000%	5/15/22	800	821
	University of California College & University Revenue	5.000%	5/15/23	615	660
	University of California College & University Revenue	5.000%	5/15/24	255	262
	University of California College & University Revenue	5.000%	5/15/25	355	411
	University of California College & University Revenue	5.000%	5/15/25	15	17
	University of California College & University Revenue	5.000%	5/15/25	90	92
	University of California College & University Revenue	5.000%	5/15/27	110	127
	University of California College & University Revenue	5.000%	5/15/28	100	116
	University of California College & University Revenue	4.000%	5/15/29	100	102
	University of California College & University Revenue	5.000%	5/15/29	775	831
	University of California College & University Revenue	5.000%	5/15/29	670	775
	University of California College & University Revenue	4.000%	5/15/32	12,420	13,065
	University of California College & University Revenue	5.000%	5/15/32	1,610	1,725
	University of California College & University Revenue	5.000%	5/15/32	1,000	1,153
[7]	University of California College & University Revenue	5.000%	5/15/32	2,500	3,345
	University of California College & University Revenue	5.000%	5/15/33	700	750
	University of California College & University Revenue	5.000%	5/15/33	1,650	2,056
	University of California College & University Revenue	5.000%	5/15/35	205	244
	University of California College & University Revenue	4.000%	5/15/36	875	982
	University of California College & University Revenue	5.000%	5/15/36	1,525	1,858
	University of California College & University Revenue	5.000%	5/15/36	100	119
	University of California College & University Revenue	5.000%	5/15/36	4,600	5,590
	University of California College & University Revenue	5.000%	5/15/37	1,130	1,159
	University of California College & University Revenue	5.000%	5/15/38	800	856
	University of California College & University Revenue	5.000%	5/15/38	2,445	3,133
32

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	University of California College & University Revenue	5.000%	5/15/38	1,100	1,440
	University of California College & University Revenue	5.000%	5/15/39	355	380
[7]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,305
	University of California College & University Revenue	5.000%	5/15/40	1,150	1,319
[7]	University of California College & University Revenue	5.000%	5/15/40	1,000	1,302
	University of California College & University Revenue	5.000%	5/15/41	1,105	1,306
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,271
	University of California College & University Revenue	5.000%	5/15/42	11,650	14,045
	University of California College & University Revenue	5.000%	5/15/42	910	934
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,268
[7]	University of California College & University Revenue	5.000%	5/15/42	1,000	1,290
	University of California College & University Revenue	5.000%	5/15/43	11,310	13,858
	University of California College & University Revenue	4.000%	5/15/46	2,450	2,716
	University of California College & University Revenue	5.000%	5/15/46	5,715	6,717
	University of California College & University Revenue	4.000%	5/15/47	560	631
	University of California College & University Revenue	4.000%	5/15/47	2,000	2,326
	University of California College & University Revenue	5.000%	5/15/47	2,780	3,340
	University of California College & University Revenue	5.000%	5/15/47	475	572
	University of California College & University Revenue	5.250%	5/15/47	4,080	4,980
	University of California College & University Revenue	4.000%	5/15/48	7,405	8,426
	University of California College & University Revenue	5.000%	5/15/48	2,930	3,579
	University of California College & University Revenue	5.000%	5/15/48	4,255	5,183
	University of California College & University Revenue	2.500%	5/15/50	3,000	2,927
	University of California College & University Revenue	4.000%	5/15/51	10,000	11,698
	University of California College & University Revenue	4.000%	5/15/51	2,095	2,449
	University of California College & University Revenue	5.000%	5/15/52	10,000	11,993
	University of California College & University Revenue	5.000%	5/15/58	3,650	4,437
	University of California College & University Revenue	5.250%	5/15/58	725	898
	University of California College & University Revenue PUT	5.000%	5/15/23	1,430	1,534
	University of California College & University Revenue, Prere.	5.000%	5/15/22	115	118
	University of California College & University Revenue, Prere.	5.000%	5/15/22	1,360	1,395
	University of California College & University Revenue, Prere.	5.000%	5/15/22	5	5
	University of California College & University Revenue, Prere.	5.000%	5/15/23	520	557
	Upland Unified School District GO	0.000%	8/1/50	100	45
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	11/1/22	115	119
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,055	1,106
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	205	215
	Vista Unified School District GO, Prere.	5.000%	8/1/22	200	207
[3]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	766
	West Contra Costa Unified School District GO, Prere.	5.125%	8/1/23	1,200	1,302
	Westside Union School District GO	0.000%	8/1/40	355	213
	Westside Union School District GO	0.000%	8/1/45	265	137
	William S Hart Union High School District GO	0.000%	8/1/33	750	603
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,035	792
	William S Hart Union High School District GO, Prere.	3.875%	8/1/23	130	138
	William S Hart Union High School District GO, Prere.	4.000%	8/1/23	275	293
	Yosemite Community College District GO	5.000%	8/1/32	155	180
[4]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	1,185
					2,272,521
33

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado (1.5%)
Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	1,250	1,507
Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/35	2,000	2,340
Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	10,069
Adams 12 Five Star Schools GO	5.000%	12/15/32	3,050	3,668
Adams 12 Five Star Schools GO	5.000%	12/15/35	300	359
Adams County CO COP	4.000%	12/1/45	280	304
Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,616
Aurora CO Water Revenue, Prere.	5.000%	8/1/26	890	1,072
Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	3,168
Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/47	1,000	1,124
Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	175	201
Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	70	81
Colorado COP	5.000%	12/15/30	1,040	1,305
Colorado COP	5.000%	12/15/31	3,220	4,211
Colorado COP	5.000%	3/15/32	55	66
Colorado COP	4.000%	12/15/34	75	90
Colorado COP	4.000%	12/15/35	5,805	6,947
Colorado COP	4.000%	12/15/35	3,025	3,665
Colorado COP	4.000%	12/15/36	3,205	3,734
Colorado COP	4.000%	12/15/37	310	368
Colorado COP	4.000%	12/15/38	840	994
Colorado COP	5.250%	3/15/42	945	1,131
Colorado COP	4.000%	3/15/45	5,255	6,071
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	887
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	230	243
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	490
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	2,500	2,810
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	2,500	2,805
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	802
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	710
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	741
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	859
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	942
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	654
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	653
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	652
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	651
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	54
Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,141
Denver City & County School District No. 1 GO	4.000%	12/1/26	1,955	2,221
Denver City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,124
Denver City & County School District No. 1 GO	5.000%	12/1/32	4,000	5,264
Denver City & County School District No. 1 GO	5.000%	12/1/37	1,435	1,721
Denver City & County School District No. 1 GO	4.000%	12/1/41	200	225
34

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	15	16
	Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	300	316
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,240	4,449
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	320	376
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	110	114
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	4,927
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	205	215
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	150	157
	Denver CO City & County GO	5.000%	8/1/27	3,295	4,071
	Denver CO City & County GO	5.000%	8/1/28	3,425	4,337
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,361
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,272
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,858
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,772
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	2,500	1,410
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,347
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	4,000	4,636
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	16,000	18,633
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	540	628
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	7,255	8,015
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	85	82
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,769
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	673
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	210	170
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	175
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	186
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	3,492
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	381
[5]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	600	601
[3]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,173
	El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	9/15/24	1,145	1,297
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	111
[1]	Johnstown CO Wastewater Sewer Revenue	4.000%	12/1/46	2,850	3,370
[1]	Johnstown CO Wastewater Sewer Revenue	4.000%	12/1/51	2,750	3,236
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,010	1,275
	Parker Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,357
	Platte River Power Authority Electric Power & Light Revenue, Prere.	5.000%	6/1/22	5,000	5,141
	Regional Transportation District COP	4.375%	6/1/39	1,400	1,466
	Regional Transportation District COP	5.000%	6/1/39	9,190	9,754
	Regional Transportation District COP	4.000%	6/1/40	415	448
	Regional Transportation District COP	4.500%	6/1/44	4,375	4,580
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	160	189
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	105	128
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	160	189
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	88
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	90	111
35

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,515	3,185
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	195	251
Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	867
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	4,555	5,320
Regional Transportation District Sales Tax Revenue (Fastracks Project), Prere.	5.000%	11/1/22	2,500	2,620
Regional Transportation District Sales Tax Revenue, Prere.	5.000%	11/1/22	800	838
University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,495
University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	125	134
University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	185
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	250	299
Weld County CO School District No. 6 Greeley GO	5.000%	12/1/44	10,000	12,574
Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	5,927
				221,787
Connecticut (1.3%)
Connecticut GO	5.000%	11/1/21	1,025	1,025
Connecticut GO	5.000%	1/15/22	1,000	1,010
Connecticut GO	3.000%	4/15/22	125	127
Connecticut GO	5.000%	4/15/22	125	128
Connecticut GO	3.000%	6/1/22	3,500	3,558
Connecticut GO	5.000%	6/1/22	1,265	1,301
Connecticut GO	5.000%	6/15/22	3,250	3,348
Connecticut GO	5.000%	7/15/22	1,000	1,034
Connecticut GO	5.000%	10/15/22	170	178
Connecticut GO	5.000%	10/15/22	180	188
Connecticut GO	5.000%	11/15/22	135	142
Connecticut GO	5.000%	3/15/23	2,000	2,130
Connecticut GO	5.000%	6/1/23	355	365
Connecticut GO	5.000%	7/15/23	250	270
Connecticut GO	5.000%	10/15/23	650	709
Connecticut GO	5.000%	11/15/23	2,090	2,288
Connecticut GO	5.000%	3/15/24	410	455
Connecticut GO	5.000%	4/15/24	1,080	1,203
Connecticut GO	5.000%	5/15/24	100	112
Connecticut GO	5.000%	6/1/24	2,040	2,096
Connecticut GO	4.000%	6/15/24	220	241
Connecticut GO	5.000%	7/15/24	250	281
Connecticut GO	5.000%	8/15/24	1,050	1,138
Connecticut GO	5.000%	10/15/24	120	131
Connecticut GO	5.000%	11/1/24	105	105
Connecticut GO	5.000%	5/15/25	390	452
Connecticut GO	5.000%	6/15/25	820	952
Connecticut GO	5.000%	10/15/25	5,160	6,055
Connecticut GO	5.000%	10/15/25	155	169
Connecticut GO	5.000%	11/15/25	650	765
Connecticut GO	5.000%	5/15/26	980	1,170
Connecticut GO	5.000%	6/15/26	1,660	1,921
Connecticut GO	5.000%	10/15/26	725	876
Connecticut GO	5.000%	10/15/26	2,425	2,640
Connecticut GO	5.000%	11/15/26	1,400	1,642
Connecticut GO	5.000%	1/15/27	2,145	2,609
Connecticut GO	5.000%	4/15/27	2,755	3,373
36

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	5/15/27	520	619
Connecticut GO	5.000%	6/15/27	850	981
Connecticut GO	5.000%	8/15/27	500	599
Connecticut GO	5.000%	10/15/27	220	239
Connecticut GO	5.000%	11/1/27	1,500	1,500
Connecticut GO	5.000%	11/15/27	1,895	2,216
Connecticut GO	5.000%	4/15/28	1,000	1,252
Connecticut GO	4.000%	9/15/28	265	273
Connecticut GO	5.000%	11/15/28	470	550
Connecticut GO	5.000%	4/15/29	300	364
Connecticut GO	5.000%	6/15/29	1,300	1,497
Connecticut GO	4.000%	1/15/31	7,000	8,574
Connecticut GO	5.000%	9/15/31	210	218
Connecticut GO	5.000%	11/1/31	170	170
Connecticut GO	3.000%	1/15/32	7,500	8,362
Connecticut GO	5.000%	4/15/32	175	210
Connecticut GO	5.000%	11/15/32	125	145
Connecticut GO	3.000%	1/15/33	1,210	1,341
Connecticut GO	5.000%	4/15/33	100	120
Connecticut GO	5.000%	10/15/33	2,800	3,354
Connecticut GO	4.000%	6/15/34	3,000	3,310
Connecticut GO	5.000%	10/15/34	100	120
Connecticut GO	5.000%	11/15/34	1,000	1,162
Connecticut GO	4.000%	6/1/36	1,250	1,477
Connecticut GO	4.000%	1/15/38	300	350
Connecticut GO	4.000%	6/1/39	1,740	2,037
Connecticut GO	2.000%	1/15/41	1,835	1,720
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/22	100	104
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	170	177
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	60	63
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	2,005	2,170
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	260
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	109
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,445	1,591
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	265	299
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	322
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,500	1,583
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	578
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	275	321
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,130
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,500	1,754
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,710	5,133
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	205	238
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	581
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,135	1,367
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,005	1,221
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	1,380	1,601
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	6,035
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	2,063
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,552
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	320	371
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	750	899
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	395	417
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,225	4,112
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	169
37

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	6,140	7,342
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	190
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,930	2,235
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	155	185
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	244
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	410	474
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	475	549
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	7,568
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	13,199
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	100	115
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,962
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	500	577
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	115	129
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	750	951
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	489
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	506
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	631
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	10,843
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,725
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	500	516
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	2,800	2,829
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	3,000	2,993
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,100	1,163
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	2,250	2,790
				193,372
Delaware (0.3%)
Delaware GO	5.000%	7/1/23	2,835	3,060
Delaware GO	4.000%	2/1/32	19,225	23,753
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,512
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	105	110
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	1,800	2,369
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	1,450	1,647
New Castle County DE GO, Prere.	5.000%	10/1/25	1,875	2,201
University of Delaware College & University Revenue	5.000%	11/1/40	500	712
University of Delaware College & University Revenue	5.000%	11/1/41	755	1,083
University of Delaware College & University Revenue	5.000%	11/1/42	750	1,083
University of Delaware College & University Revenue	5.000%	11/1/43	485	705
University of Delaware College & University Revenue	5.000%	11/1/44	465	681
University of Delaware College & University Revenue	5.000%	11/1/45	500	735
University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	500	536
				42,187
District of Columbia (1.5%)
District of Columbia College & University Revenue	5.000%	4/1/30	1,410	1,680
District of Columbia College & University Revenue	5.000%	4/1/34	270	319
District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,500	1,663
District of Columbia GO	5.000%	6/1/22	110	113
District of Columbia GO	5.000%	6/1/23	875	941
District of Columbia GO	5.000%	6/1/24	155	167
38

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	6/1/24	250	280
	District of Columbia GO	5.000%	6/1/25	4,620	4,960
	District of Columbia GO	5.000%	10/15/25	2,295	2,698
	District of Columbia GO	5.000%	6/1/27	235	252
	District of Columbia GO	5.000%	10/15/29	205	262
	District of Columbia GO	5.000%	6/1/30	1,085	1,211
	District of Columbia GO	5.000%	6/1/30	545	584
	District of Columbia GO	5.000%	10/15/30	190	242
	District of Columbia GO	5.000%	6/1/31	8,965	10,000
	District of Columbia GO	5.000%	6/1/33	7,095	7,907
	District of Columbia GO	4.000%	6/1/34	2,490	2,876
	District of Columbia GO	5.000%	6/1/34	2,470	2,995
	District of Columbia GO	4.000%	6/1/36	555	639
	District of Columbia GO	5.000%	6/1/36	405	465
	District of Columbia GO	5.000%	6/1/36	3,000	3,633
	District of Columbia GO	4.000%	6/1/37	875	1,005
	District of Columbia GO	5.000%	6/1/38	865	960
	District of Columbia GO	4.000%	6/1/41	180	203
	District of Columbia GO	5.000%	6/1/41	1,255	1,475
	District of Columbia GO	5.000%	6/1/41	3,265	3,896
	District of Columbia Income Tax Revenue	5.000%	10/1/22	370	386
	District of Columbia Income Tax Revenue	5.000%	12/1/23	1,390	1,461
	District of Columbia Income Tax Revenue	5.000%	12/1/26	9,000	9,456
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,550	4,780
	District of Columbia Income Tax Revenue	5.000%	10/1/28	1,095	1,391
	District of Columbia Income Tax Revenue	5.000%	3/1/29	140	179
	District of Columbia Income Tax Revenue	5.000%	10/1/30	5,045	6,671
	District of Columbia Income Tax Revenue	5.000%	12/1/31	1,470	1,544
	District of Columbia Income Tax Revenue	5.000%	3/1/36	1,345	1,712
	District of Columbia Income Tax Revenue	5.000%	12/1/36	1,765	1,772
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,904
	District of Columbia Income Tax Revenue	4.000%	12/1/37	100	104
	District of Columbia Income Tax Revenue	5.000%	3/1/39	5,055	6,422
	District of Columbia Income Tax Revenue	4.000%	3/1/40	6,000	7,024
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,735	5,930
	District of Columbia Income Tax Revenue, Prere.	5.000%	12/1/21	120	121
	District of Columbia Income Tax Revenue, Prere.	5.000%	12/1/21	865	868
[1]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	485	521
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	4,020	4,685
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	225	252
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/40	100	117
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	980	1,097
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/44	1,615	1,889
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/45	1,100	1,265
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	2,285	2,649
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	1,960	2,320
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	7,060	7,702
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	500	546
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	412
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/33	195	150
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,453
39

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	928
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	325
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	57
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	616
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	6.500%	10/1/41	570	717
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	1,122
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	2,500	3,061
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,525	18,432
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	1,000	1,044
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,000	4,548
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	3,895	4,317
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	20,175	20,559
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	7,430	9,836
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	115	147
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	3,075	3,913
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	3,400	3,939
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/46	10,000	11,656
					217,426
Florida (3.8%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	505
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	4,485	4,683
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	450	470
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	500	547
	Broward County FL School District COP	5.000%	7/1/22	2,670	2,754
	Broward County FL School District COP	5.000%	7/1/23	2,855	3,078
	Broward County FL School District COP	5.000%	7/1/23	250	269
	Broward County FL School District COP	5.000%	7/1/24	195	218
	Broward County FL School District COP	5.000%	7/1/25	300	348
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,420
	Broward County FL School District COP	5.000%	7/1/27	105	128
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,859
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	5,500	6,506
	Broward County FL Water & Sewer Utility Water Revenue, Prere.	5.000%	10/1/22	465	485
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	3,895	4,333
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,867
40

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	100	119
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,730	11,019
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,180	1,339
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,520	1,720
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	4,800	6,370
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,000	3,955
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	305	362
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	8,830	11,615
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	332
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	8,785	11,505
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	565
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	3,034
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	3,500	4,567
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	150	161
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	775
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,050	1,169
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	7,250	8,709
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,020	1,134
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	6,125	7,316
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,505	1,671
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	6,350	7,578
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	2,222
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,860	2,101
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,220	2,662
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	4,104
	Florida Department of Management Services COP	5.000%	11/1/27	1,815	2,244
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	3,370
	Florida GO	5.000%	6/1/22	1,400	1,439
	Florida GO	5.000%	6/1/22	3,695	3,799
	Florida GO	5.000%	6/1/23	1,360	1,462
	Florida GO	5.000%	6/1/23	150	161
	Florida GO	5.000%	6/1/23	150	161
	Florida GO	5.000%	6/1/24	145	149
	Florida GO	5.000%	6/1/25	300	308
	Florida GO	5.000%	7/1/28	6,795	8,557
	Florida GO	4.000%	7/1/30	730	871
	Florida GO	4.000%	7/1/43	1,225	1,422
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	646
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	5,170
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	4,055	4,223
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	4,266
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	3,154
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	3,976
	Florida Lottery Revenue	5.000%	7/1/24	1,355	1,521
	Florida Lottery Revenue	5.000%	7/1/25	1,920	2,233
	Florida Lottery Revenue	5.000%	7/1/26	1,535	1,841
	Florida Lottery Revenue	5.000%	7/1/28	1,465	1,849
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	325	339
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	650	735
41

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	225	270
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	805	965
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	305	365
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,540
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	404
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	49
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	535	601
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,967
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	10	12
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	432
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	1,415	1,460
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	886
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	631
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	581
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	391
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	1,350	1,409
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,075	1,290
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,250	1,531
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	2,240	2,757
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,226
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,520
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	32
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	385	402
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	625	652
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	440	469
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	360	384
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	10	11
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	7,230	8,230
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	3,500	4,021
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	2,169
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	3,000	3,104
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	4,215	5,104
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	295
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	256
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,439
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/32	100	113
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	335	377
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	242
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	375	404
42

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	1,620	1,816
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	185	199
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	2,570	2,863
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	735	823
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	100	112
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,920	2,142
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	962
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/40	5,470	5,487
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	260	287
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	303
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	9,855
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	520	607
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	710	845
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,620
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	935	1,051
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	11,978
	Miami-Dade County FL Aviation Revenue Sales Tax Revenue	5.000%	7/1/43	15	18
	Miami-Dade County FL GO	5.000%	7/1/27	3,355	4,123
	Miami-Dade County FL GO	5.000%	7/1/33	5,060	6,018
	Miami-Dade County FL GO	4.000%	7/1/35	110	119
	Miami-Dade County FL GO	5.000%	7/1/37	1,325	1,566
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	4.000%	10/1/22	55	57
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,935	5,152
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	5,000	5,220
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	3,470	3,622
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	5,450	5,689
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	1,450	1,514
[1]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	170	177
[1]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	35	37
[2]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	25	26
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/34	2,140	2,543
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/35	1,115	1,323
[9]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	715	1,015
[9]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	910	429
[9]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	833
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	12,410	14,908
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,530	1,701
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	4.000%	7/1/22	190	195
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	785	810
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	2,480	2,560
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	120	125
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,255	1,367
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	1,480	1,732
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	3,760	4,398
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	1,345	1,569
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	2,031
43

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	4,250	4,904
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	2,125	2,502
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,860	2,095
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,575
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	1,314
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,420	3,912
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	6,515	7,611
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	5,025	5,741
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/22	1,830	1,910
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	4,000	4,362
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	250	273
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	250	274
[1]	Miami-Dade County FL Water Revenue	5.250%	10/1/22	100	105
	Miami-Dade County FL Water Revenue	5.000%	10/1/28	1,000	1,233
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,965	4,666
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	2,202
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	4,000	4,649
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,469
	Miami-Dade County School Board COP	5.000%	2/1/25	220	251
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	2,127
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,441
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,536
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	8,057
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,741
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,460	9,297
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	17,248
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,632
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	293
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/22	405	423
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	75	81
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,260	1,422
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,367
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,185	1,345
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	350	396
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	205	232
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	35	36
	Orange County School Board COP	5.000%	8/1/32	3,600	4,898
	Orange County School Board COP	5.000%	8/1/33	1,360	1,613
	Orange County School Board COP	5.000%	8/1/34	1,500	1,776
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,485	1,732
	Orange County School Board COP, Prere.	5.000%	8/1/25	100	117
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	310	346
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	2,865	3,199
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/24	200	225
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	633
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	25	28
44

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,174
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/22	465	480
[1]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	490	506
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	425	458
[4]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	45	54
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	725
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/22	250	249
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	652
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	182
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	329
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	804
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,369
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	609
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	375
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	218
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	945	1,161
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	1,500	608
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	3,250	1,268
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	300	366
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	5,175	1,936
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	1,076
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	400	451
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	592
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	1,315	621
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	698
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	1,138
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	3,250	1,369
	Palm Beach County School District COP	5.000%	8/1/26	1,135	1,359
	Palm Beach County School District COP	5.000%	8/1/27	815	1,001
	Palm Beach County School District COP	5.000%	8/1/27	520	607
	Palm Beach County School District COP	5.000%	8/1/28	220	276
	Palm Beach County School District COP	5.000%	8/1/31	150	173
	Palm Beach County School District COP	5.000%	8/1/34	3,900	5,018
	Palm Beach FL Water & Sewer Revenue County Water Revenue, Prere.	5.000%	10/1/23	250	273
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	5,736
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,346
[2]	Polk County FL Utility System Water Revenue, Prere.	5.000%	10/1/23	6,500	7,078
	Port St. Lucie FL	3.250%	7/1/45	105	110
	Reedy Creek Improvement District GO, Prere.	5.000%	6/1/23	1,565	1,683
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	885	955
	School Board of Miami-Dade County COP	5.000%	5/1/26	1,685	1,935
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,520	1,786
	School District of Broward County COP	5.000%	7/1/30	310	401
	South Florida Water Management District COP	5.000%	10/1/33	420	492
	South Florida Water Management District COP	5.000%	10/1/35	75	88
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	700	784
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	1,000	1,120
45

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	1,000	1,128
	Tampa FL College & University Revenue	5.000%	4/1/45	2,175	2,641
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	765
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	300
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	4,256
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	4,250	4,810
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	3,335	3,967
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	2,281
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	7,955	8,208
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	3,910	4,034
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,137
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	591
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	4,020	5,028
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	7,500	9,292
					569,704
Georgia (1.8%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,500	3,613
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	5,000	5,804
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,775	1,954
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	325
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	25,000	31,312
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	2,097
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,997
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	150	184
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/42	2,235	2,253
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	160	194
[3]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	515	612
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	311
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	247
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,790
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,000	1,150
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	8,815	10,074
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	285	348
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	6,429
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,270	2,629
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	301
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,775	3,213
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/41	5,405	5,425
46

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	2/1/22	125	126
	Georgia GO	5.000%	7/1/22	1,000	1,032
	Georgia GO	4.000%	10/1/22	5,145	5,325
	Georgia GO	4.500%	11/1/22	210	211
	Georgia GO	5.000%	1/1/23	1,175	1,241
	Georgia GO	5.000%	7/1/23	2,000	2,159
	Georgia GO	5.000%	7/1/23	220	237
	Georgia GO	5.000%	8/1/23	7,000	7,582
	Georgia GO	4.000%	10/1/23	100	103
	Georgia GO	5.000%	12/1/23	200	220
	Georgia GO	4.000%	1/1/25	1,195	1,331
	Georgia GO	5.000%	1/1/25	375	395
	Georgia GO	5.000%	1/1/25	3,970	4,547
	Georgia GO	5.000%	2/1/25	2,350	2,699
	Georgia GO	5.000%	2/1/25	1,290	1,424
	Georgia GO	4.000%	7/1/25	865	976
	Georgia GO	5.000%	8/1/25	200	234
	Georgia GO	5.000%	12/1/25	280	331
	Georgia GO	5.000%	2/1/26	1,255	1,489
	Georgia GO	5.000%	7/1/26	2,750	3,305
	Georgia GO	5.000%	8/1/26	1,060	1,277
	Georgia GO	5.000%	2/1/27	5,065	5,982
	Georgia GO	5.000%	2/1/27	2,825	3,112
	Georgia GO	5.000%	2/1/27	1,055	1,290
	Georgia GO	5.000%	7/1/27	240	248
	Georgia GO	5.000%	7/1/27	1,990	2,459
	Georgia GO	5.000%	7/1/27	1,985	2,453
	Georgia GO	5.000%	2/1/28	190	224
	Georgia GO	5.000%	2/1/28	2,440	2,965
	Georgia GO	5.000%	2/1/28	10	11
	Georgia GO	5.000%	7/1/28	200	242
	Georgia GO	5.000%	2/1/29	470	554
	Georgia GO	5.000%	2/1/30	5,000	5,883
	Georgia GO	5.000%	2/1/30	525	637
	Georgia GO	5.000%	7/1/30	5,645	7,280
	Georgia GO	5.000%	7/1/30	2,055	2,520
	Georgia GO	5.000%	7/1/31	2,000	2,568
	Georgia GO	5.000%	7/1/32	1,465	1,829
	Georgia GO	5.000%	8/1/32	7,000	9,190
	Georgia GO	4.000%	7/1/34	3,325	3,915
[3]	Georgia Local Government COP	4.750%	6/1/28	83	92
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,634
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,702
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	687
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	730	736
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	785	920
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	1,128
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	3,742
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,194
47

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	1,000	1,110
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	1,000	1,191
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	2,574
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,583
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	3,995	4,716
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,175
[7]	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/46	4,825	5,690
[7]	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	3,000	2,941
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,159
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,902
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	4,000	5,111
	Gwinnett County School District GO	5.000%	8/1/22	1,150	1,192
	Gwinnett County School District GO	5.000%	2/1/31	1,050	1,222
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/28	3,950	5,001
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/29	4,025	5,208
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/22	1,200	1,223
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	2,100	2,446
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,498
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	355	421
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	6,142
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	750	813
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	118
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	10,000	11,495
	Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	106
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	275	322
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,500	1,940
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	6,750	8,892
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	1,500	1,767
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/41	1,865	2,192
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	1,000	1,151
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,335	1,581
48

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,597
Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/24	575	639
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	190	219
				277,040
Guam (0.0%)
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	1,245	1,350
Hawaii (0.5%)
Hawaii GO	5.000%	11/1/21	160	160
Hawaii GO	5.000%	12/1/21	200	201
Hawaii GO	5.000%	11/1/22	170	178
Hawaii GO	5.000%	8/1/23	1,035	1,121
Hawaii GO	5.000%	10/1/23	930	1,014
Hawaii GO	5.000%	10/1/23	2,090	2,280
Hawaii GO	5.000%	8/1/24	265	299
Hawaii GO	5.000%	10/1/24	720	816
Hawaii GO	5.000%	8/1/25	770	867
Hawaii GO	5.000%	10/1/26	1,505	1,761
Hawaii GO	5.000%	4/1/27	1,130	1,341
Hawaii GO	5.000%	10/1/27	1,565	1,890
Hawaii GO	4.000%	4/1/28	400	455
Hawaii GO	5.000%	5/1/28	360	440
Hawaii GO	5.000%	8/1/28	70	78
Hawaii GO	5.000%	10/1/28	365	440
Hawaii GO	4.000%	4/1/29	1,750	1,981
Hawaii GO	5.000%	8/1/29	570	639
Hawaii GO	5.000%	8/1/30	3,375	3,777
Hawaii GO	5.000%	10/1/30	1,215	1,491
Hawaii GO	4.000%	10/1/31	1,675	1,921
Hawaii GO	5.000%	10/1/31	370	453
Hawaii GO	4.000%	5/1/32	2,955	3,416
Hawaii GO	4.000%	1/1/34	2,675	3,091
Hawaii GO	4.000%	10/1/34	2,510	2,794
Hawaii GO	3.000%	4/1/36	165	175
Hawaii GO, Prere.	5.000%	12/1/21	90	90
Hawaii GO, Prere.	5.000%	12/1/21	135	136
Hawaii GO, Prere.	5.000%	12/1/21	125	125
Hawaii GO, Prere.	5.000%	12/1/21	65	65
Hawaii GO, Prere.	5.000%	12/1/21	260	261
Hawaii GO, Prere.	5.000%	12/1/21	195	196
Hawaii GO, Prere.	5.000%	12/1/21	100	100
Hawaii GO, Prere.	5.000%	12/1/21	490	492
Hawaii GO, Prere.	5.000%	12/1/21	460	462
Hawaii GO, Prere.	5.000%	12/1/21	240	241
Hawaii GO, Prere.	5.000%	11/1/22	100	105
Hawaii GO, Prere.	5.000%	8/1/23	40	43
Hawaii GO, Prere.	5.000%	8/1/23	1,005	1,088
Hawaii GO, Prere.	5.000%	8/1/23	2,050	2,220
Hawaii GO, Prere.	5.000%	8/1/23	80	87
Hawaii GO, Prere.	5.000%	8/1/23	45	49
Hawaii GO, Prere.	5.000%	8/1/24	935	1,054
Hawaii GO, Prere.	5.000%	8/1/24	10	11
49

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii GO, Prere.	5.000%	8/1/24	220	248
Honolulu County HI GO, Prere.	5.000%	11/1/22	525	550
Honolulu County HI GO, Prere.	5.000%	11/1/22	300	314
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,120	1,367
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	455	589
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	10,000	13,204
Honolulu HI City & County GO	4.000%	7/1/22	800	820
Honolulu HI City & County GO	5.000%	7/1/22	1,985	2,049
Honolulu HI City & County GO	5.000%	7/1/23	2,000	2,159
Honolulu HI City & County GO	5.000%	10/1/37	750	865
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	494
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	709
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,322
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/49	6,035	7,445
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/22	185	191
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,885	2,195
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	413
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	6
				74,844
Idaho (0.0%)
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/51	2,125	2,669
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,040	1,241
Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project)	4.000%	9/1/48	1,000	1,136
				5,046
Illinois (4.3%)
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	100	121
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	100	121
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	650	783
Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,362
Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,174
Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,615	3,144
Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	2,208
Chicago IL GO	5.000%	1/1/24	765	836
Chicago IL GO	5.000%	1/1/25	3,360	3,795
Chicago IL GO	5.000%	1/1/26	610	708
Chicago IL GO	5.250%	1/1/28	690	776
Chicago IL GO	5.000%	1/1/29	200	246
Chicago IL GO	5.500%	1/1/30	185	208
Chicago IL GO	5.625%	1/1/30	1,225	1,476
Chicago IL GO	5.000%	1/1/31	270	327
Chicago IL GO	5.500%	1/1/31	840	943
Chicago IL GO	5.625%	1/1/31	325	390
Chicago IL GO	5.000%	1/1/32	200	246
Chicago IL GO	5.500%	1/1/33	710	795
Chicago IL GO	5.750%	1/1/33	515	620
50

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/34	300	302
	Chicago IL GO	5.000%	1/1/34	115	124
	Chicago IL GO	5.500%	1/1/34	310	347
	Chicago IL GO	5.500%	1/1/34	75	84
	Chicago IL GO	5.000%	1/1/35	700	752
	Chicago IL GO	5.500%	1/1/35	250	308
	Chicago IL GO	5.000%	1/1/38	1,450	1,640
	Chicago IL GO	6.000%	1/1/38	8,910	10,812
	Chicago IL GO	5.000%	1/1/39	5,000	5,912
	Chicago IL GO	5.500%	1/1/39	335	374
	Chicago IL GO	5.000%	1/1/40	2,905	2,927
	Chicago IL GO	5.000%	1/1/44	10,545	12,339
	Chicago IL GO	5.500%	1/1/49	5,475	6,569
	Chicago IL GO, ETM	5.000%	1/1/22	85	86
	Chicago IL GO, ETM	5.000%	1/1/23	10	11
	Chicago IL Sales Tax Revenue, Prere.	5.250%	1/1/22	1,715	1,729
[3]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	530
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	169
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	2,999
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	582
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	1,024
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	110	114
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	424
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,210
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	5,295	5,503
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	4,920	5,462
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	100	105
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	75	82
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	105
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	452
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,840	2,134
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	595	654
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	700	769
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	245
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	955	1,089
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,310	2,634
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,490	1,751
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	960	1,093
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,711
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	745	846
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	190	231
51

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	225	255
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,425	3,886
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	650	761
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	905	1,027
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	100	113
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	165	193
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	320	363
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	595
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	305	364
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	686
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	582
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	285
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	84
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,809
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	337
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	4,000	4,618
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	100	116
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	387
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,500	2,969
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	400	464
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	450	540
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	2,900	3,333
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	5,100	5,861
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	415
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	165	191
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,112
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	966
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	550	578
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,000	2,319
52

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	120	142
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	56
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	2,000	2,109
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/44	350	368
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,588
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,785	5,664
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,525	10,251
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	9,280	10,963
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	15,000	18,043
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	115	116
[2]	Chicago Park District GO	4.000%	1/1/41	1,000	1,118
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,500	1,864
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	200	225
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	5,000	5,884
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	15,045	17,066
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	1,425	1,664
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	589
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	15,118
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	1,535	1,541
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	215
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,972
	Cook County IL GO	5.000%	11/15/23	335	367
	Cook County IL GO	5.000%	11/15/24	430	450
	Cook County IL GO	5.250%	11/15/24	200	201
	Cook County IL GO	5.000%	11/15/25	305	319
	Cook County IL GO	5.250%	11/15/25	100	100
	Cook County IL GO	5.000%	11/15/26	175	211
	Cook County IL GO	5.250%	11/15/28	1,175	1,179
	Cook County IL GO	4.000%	11/15/29	215	222
	Cook County IL GO	5.000%	11/15/31	670	792
	Cook County IL GO	5.000%	11/15/31	330	429
	Cook County IL GO	5.000%	11/15/32	220	285
	Cook County IL GO	5.000%	11/15/33	210	272
	Cook County IL Sales Tax Revenue	5.000%	11/15/37	525	550
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	3,000	3,491
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	3,000	3,481
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,000	3,475
	Evanston IL GO	3.500%	12/1/38	645	706
[2]	Evanston IL GO	3.500%	12/1/39	755	830
53

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	5,575
Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,000	2,207
Illinois Finance Authority College & University Revenue	5.000%	10/1/35	1,250	1,796
Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,815
Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,976
Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,934
Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	164
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,590
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,805	3,158
Illinois Finance Authority Water Revenue	5.000%	7/1/32	195	234
Illinois Finance Authority Water Revenue	4.000%	7/1/38	10,000	12,029
Illinois Finance Authority Water Revenue	4.000%	7/1/39	5,250	6,300
Illinois GO	5.000%	11/1/21	15,570	15,570
Illinois GO	5.000%	12/1/21	600	602
Illinois GO	5.000%	2/1/22	1,300	1,315
Illinois GO	5.000%	5/1/22	2,500	2,559
Illinois GO	5.250%	5/1/22	3,830	3,924
Illinois GO	4.000%	9/1/22	215	222
Illinois GO	5.000%	2/1/23	95	100
Illinois GO	5.000%	2/1/23	150	159
Illinois GO	5.000%	5/1/23	200	213
Illinois GO	5.000%	7/1/23	580	623
Illinois GO	5.000%	10/1/23	1,200	1,302
Illinois GO	5.000%	11/1/23	2,500	2,720
Illinois GO	5.000%	12/1/23	2,000	2,183
Illinois GO	5.000%	2/1/24	125	137
Illinois GO	5.000%	2/1/24	345	379
Illinois GO	5.500%	7/1/24	600	650
Illinois GO	5.000%	11/1/24	5,660	6,371
Illinois GO	5.000%	2/1/25	100	113
Illinois GO	5.000%	3/1/25	390	396
Illinois GO	5.500%	7/1/25	335	362
Illinois GO	4.000%	8/1/25	580	594
Illinois GO	5.000%	10/1/25	115	133
Illinois GO	5.000%	11/1/25	9,160	10,578
Illinois GO	5.000%	2/1/26	250	290
Illinois GO	5.000%	5/1/26	5,000	5,838
Illinois GO	5.500%	7/1/26	375	405
Illinois GO	5.000%	11/1/26	5,000	5,898
Illinois GO	5.000%	1/1/27	640	741
Illinois GO	5.000%	2/1/27	150	164
Illinois GO	5.000%	3/1/27	5,000	5,930
Illinois GO	5.000%	5/1/27	350	386
Illinois GO	5.000%	6/1/27	250	291
Illinois GO	5.000%	10/1/27	1,650	1,976
Illinois GO	5.000%	11/1/27	13,000	15,587
Illinois GO	5.000%	2/1/28	1,075	1,266
Illinois GO	5.000%	5/1/28	130	143
Illinois GO	5.250%	7/1/28	50	54
Illinois GO	5.000%	9/1/28	210	255
Illinois GO	5.000%	10/1/28	12,660	15,396
Illinois GO	5.000%	11/1/28	8,555	10,199
Illinois GO	5.000%	2/1/29	215	252
Illinois GO	5.250%	2/1/29	2,850	3,133
54

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	5/1/29	125	138
Illinois GO	5.000%	10/1/29	4,100	4,988
Illinois GO	5.000%	11/1/29	22,075	26,149
Illinois GO	5.500%	5/1/30	1,000	1,279
Illinois GO	5.250%	12/1/30	160	192
Illinois GO	5.500%	1/1/31	150	194
Illinois GO	5.000%	10/1/31	2,000	2,479
Illinois GO	4.000%	6/1/32	80	88
Illinois GO	4.000%	10/1/32	3,490	4,009
Illinois GO	5.000%	3/1/33	6,000	7,452
Illinois GO	5.000%	10/1/33	3,465	4,137
Illinois GO	4.000%	12/1/33	3,425	3,780
Illinois GO	5.000%	1/1/34	665	670
Illinois GO	4.000%	10/1/34	100	114
Illinois GO	5.000%	3/1/35	1,500	1,851
Illinois GO	4.000%	6/1/35	120	131
Illinois GO	5.000%	12/1/35	1,500	1,752
Illinois GO	5.000%	3/1/36	2,400	2,952
Illinois GO	4.125%	10/1/36	2,000	2,288
Illinois GO	5.000%	3/1/37	3,750	4,599
Illinois GO	4.000%	10/1/37	2,500	2,828
Illinois GO	4.000%	3/1/38	3,000	3,402
Illinois GO	5.500%	7/1/38	1,125	1,210
Illinois GO	4.000%	10/1/38	1,000	1,127
Illinois GO	4.000%	3/1/39	5,895	6,669
Illinois GO	5.000%	5/1/39	2,000	2,335
Illinois GO	5.000%	5/1/39	555	607
Illinois GO	5.500%	5/1/39	4,500	5,583
Illinois GO	4.000%	3/1/40	5,000	5,643
Illinois GO	4.250%	12/1/40	785	865
Illinois GO	4.000%	3/1/41	2,545	2,863
Illinois GO	4.000%	10/1/42	3,065	3,421
Illinois GO	5.750%	5/1/45	3,485	4,327
Illinois GO	5.000%	3/1/46	3,000	3,594
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/22	100	101
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	405	429
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	242
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	348
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	140	162
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,156
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	255	284
Illinois Sales Tax Revenue	5.000%	6/15/22	840	865
Illinois Sales Tax Revenue	5.000%	6/15/22	1,080	1,112
Illinois Sales Tax Revenue	5.000%	6/15/23	310	332
Illinois Sales Tax Revenue	5.000%	6/15/24	1,110	1,189
Illinois Sales Tax Revenue	5.000%	6/15/25	315	337
Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,632
Illinois Sales Tax Revenue	5.000%	6/15/29	245	285
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/21	150	151
55

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	2,000	2,102
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	130	137
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	4,645	5,104
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,448
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	185	211
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,353
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,821
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	3,018
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	500	618
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	2,015	2,539
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	535	686
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	137
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	675	857
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	208
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	1,925	2,245
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,944
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,398
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,025	1,158
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,610	1,872
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	2,181
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	161
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,096
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	475	536
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	465
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	5,145	5,415
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,095
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	250	282
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	360	394
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,150	1,315
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	13,685	15,830
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,465	6,406
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,500	5,375
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	185	182
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	202
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	60
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	324
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	151
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	313
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	100	56
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	5.650%	6/15/22	30	31
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	270	113
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	313
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	282
56

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	5,110
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	415	499
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,240	1,508
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,746
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	980	1,186
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	340	411
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	500	502
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	169
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,355	1,640
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,802
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	534
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	209
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	235	255
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	3,503
[6]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	419
[3]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	170	203
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	238
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,752
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,350	2,798
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/48	2,615	3,080
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,937
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	568
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	321
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	72
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	221
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,353
					650,641
Indiana (0.7%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,352
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	833
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	889
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	592
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	2,190
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,995
57

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	3,145
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	725	746
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	1/1/22	6,500	6,515
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,525	2,703
	Indiana Finance Authority Lease Revenue	5.000%	12/1/21	280	281
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	3,260	3,581
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,250	1,476
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	730	883
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	80	97
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	880	1,132
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	203
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	349
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	25	29
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	406
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/37	3,350	4,412
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/39	6,485	7,768
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	1,500	1,625
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,865
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/46	1,605	1,885
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,711
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	380	436
	Indiana Finance Authority Water Revenue, Prere.	5.000%	2/1/25	3,470	3,984
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	630	746
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	170	201
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	138
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	5,220	6,173
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,527
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	2,207
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	10,146
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	5,244
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,493
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	345	365
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	375	397
	Purdue University COP	5.000%	7/1/25	130	151
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	758
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	2,159
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,580
58

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,745
				98,113
Iowa (0.1%)
Des Moines IA Stormwater Utility Revenue	3.250%	6/1/34	1,990	2,164
Iowa Finance Authority Water Revenue	5.000%	8/1/22	35	36
Iowa Finance Authority Water Revenue	5.000%	8/1/28	100	124
Iowa Finance Authority Water Revenue	5.000%	8/1/31	5	6
Iowa Finance Authority Water Revenue	5.000%	8/1/42	2,665	3,220
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	3,170
Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	3,125	3,724
Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,645
Iowa Special Obligation Revenue	5.000%	6/1/27	195	232
Iowa Special Obligation Revenue	5.000%	6/1/28	5,260	6,251
				20,572
Kansas (0.2%)
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	4,309
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	276
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	435	508
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	660	770
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,075	2,412
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	1,700	1,911
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	805	933
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	278
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	1,365	1,578
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/22	2,500	2,558
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,590	2,719
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/24	2,000	2,148
Sedgwick County Unified School District No. 262 Valley Center GO, Prere.	4.000%	9/1/24	1,490	1,642
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	2,129
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/39	90	93
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/22	410	426
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,200	1,404
Wyandotte County Unified School District No. 500 Kansas City GO	4.125%	9/1/37	765	859
Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	525	571
Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	103
Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	1,715	1,783
				29,410
Kentucky (0.3%)
Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	425	462
Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/26	1,090	1,222
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	202
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	299
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	298
59

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/39	220	251
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/40	215	245
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/41	250	284
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	551
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	375
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,560	4,991
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,379
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	864
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	135	147
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	361
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,840
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,315
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	7/1/23	1,675	1,828
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	325	356
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/29	175	201
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/32	1,250	1,547
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	1,625	1,682
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,820	1,968
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	285	320
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/22	2,220	2,324
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	255	279
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	125	142
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	4,595	5,519
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	445	532
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	908
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,240	1,475
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	185	214
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/30	6,250	6,261
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/34	3,195	3,200
60

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	610	641
					45,483
Louisiana (0.8%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,940
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,000	6,080
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,745	10,041
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	2,190	2,571
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	1,620	1,973
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	1,200	1,200
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	3,400	3,401
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/22	2,405	2,463
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	470	481
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,335	1,367
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	4,000	4,071
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	1,320	1,343
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	1,560	1,587
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/39	2,820	3,142
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	6,500	7,876
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/41	10,000	10,870
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/41	5,895	6,684
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/45	1,000	1,128
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/45	5,210	6,280
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/22	155	159
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,223
	Louisiana GO	5.000%	8/1/25	255	286
	Louisiana GO	5.000%	8/1/27	620	742
	Louisiana GO	4.000%	2/1/33	5,020	5,395
	Louisiana GO, Prere.	5.000%	7/15/22	2,040	2,109
	Louisiana GO, Prere.	5.000%	7/15/22	725	750
	Louisiana GO, Prere.	4.000%	5/15/23	610	645
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	7,500	7,799
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,600	1,737
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	130	138
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	2,380	2,372
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	442
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	3,189
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	4,000	4,540
	Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	5
[1]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	130	134
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	825	885
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	5,650	6,453
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,332
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	155	183
61

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	385	430
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	5,752
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	23
				122,221
Maine (0.0%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	100	114
Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	5,000	5,770
				5,884
Maryland (2.3%)
Baltimore MD Water Revenue	5.000%	7/1/44	200	226
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	1,245	1,372
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	60	66
Howard County MD (Consolidated Public Improvement Project) GO, Prere.	3.000%	2/15/23	100	104
Howard County MD GO	5.000%	2/15/27	945	1,154
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	7,640	7,946
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/22	1,295	1,352
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	3,830	4,066
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,280	1,391
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,100	1,200
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/23	575	629
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,015	1,149
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	161
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,130	2,637
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	585	644
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	145
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,335	9,039
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	650	699
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	755	792
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,218
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	27,260	29,664
Maryland GO	5.000%	3/1/22	2,000	2,032
Maryland GO	5.000%	6/1/22	840	864
Maryland GO	5.000%	8/1/22	6,045	6,263
Maryland GO	5.000%	8/1/22	2,420	2,507
Maryland GO	5.000%	8/1/22	1,240	1,285
Maryland GO	5.000%	8/1/22	255	264
Maryland GO	5.000%	3/1/23	540	574
Maryland GO	5.000%	6/1/23	920	989
Maryland GO	5.000%	8/1/23	8,085	8,756
62

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	8/1/23	325	352
Maryland GO	5.000%	8/1/23	1,975	2,139
Maryland GO	5.000%	3/15/24	1,500	1,667
Maryland GO	5.000%	3/15/24	1,620	1,800
Maryland GO	5.000%	6/1/24	475	532
Maryland GO	4.000%	8/1/24	1,865	2,052
Maryland GO	5.000%	8/1/24	400	451
Maryland GO	5.000%	8/1/24	5,520	6,225
Maryland GO	5.000%	8/1/24	1,045	1,178
Maryland GO	5.000%	8/1/24	350	395
Maryland GO	5.000%	3/15/25	1,770	2,040
Maryland GO	4.000%	6/1/25	4,355	4,753
Maryland GO	5.000%	8/1/25	5,000	5,836
Maryland GO	5.000%	3/15/26	1,620	1,928
Maryland GO	5.000%	6/1/26	1,425	1,592
Maryland GO	4.000%	8/1/26	1,010	1,075
Maryland GO	5.000%	3/15/27	2,800	3,426
Maryland GO	5.000%	3/15/27	2,190	2,679
Maryland GO	5.000%	3/15/27	2,040	2,496
Maryland GO	4.000%	6/1/27	1,080	1,177
Maryland GO	4.000%	8/1/27	1,110	1,179
Maryland GO	5.000%	8/1/27	1,150	1,420
Maryland GO	5.000%	8/1/27	3,405	4,205
Maryland GO	5.000%	8/1/27	12,035	14,864
Maryland GO	5.000%	3/1/28	15,990	20,022
Maryland GO	5.000%	3/15/28	1,270	1,544
Maryland GO	5.000%	3/15/28	830	1,040
Maryland GO	4.000%	6/1/28	2,120	2,304
Maryland GO	5.000%	8/1/28	1,435	1,815
Maryland GO	5.000%	8/1/28	5,415	6,848
Maryland GO	5.000%	8/1/28	5,000	6,323
Maryland GO	5.000%	3/15/29	2,805	3,424
Maryland GO	5.000%	3/15/29	1,560	2,000
Maryland GO	4.000%	8/1/29	1,130	1,197
Maryland GO	5.000%	8/1/29	1,725	2,229
Maryland GO	3.000%	3/1/30	200	206
Maryland GO	4.000%	3/15/30	675	783
Maryland GO	5.000%	8/1/30	1,055	1,391
Maryland GO	5.000%	3/15/31	2,280	2,897
Maryland GO	5.000%	3/15/31	6,000	7,291
Maryland GO	5.000%	8/1/31	1,235	1,584
Maryland GO	5.000%	3/1/32	1,250	1,661
Maryland GO	4.000%	8/1/32	6,650	7,883
Maryland GO	5.000%	8/1/34	10,000	13,341
Maryland GO, Prere.	4.000%	3/1/22	1,300	1,316
Maryland GO, Prere.	4.000%	3/1/22	1,000	1,013
Maryland GO, Prere.	5.000%	3/1/22	350	356
Maryland GO, Prere.	5.000%	8/1/22	840	870
Maryland GO, Prere.	5.000%	8/1/22	350	363
Maryland GO, Prere.	5.000%	3/1/23	730	776
Maryland GO, Prere.	5.000%	3/1/23	1,200	1,276
Maryland GO, Prere.	5.000%	3/1/23	2,130	2,265
Maryland GO, Prere.	5.000%	8/1/23	330	357
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Johns Hopkins University Project), Prere.	5.000%	7/1/22	8,200	8,464
63

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	21,505	23,078
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,330	3,738
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,212
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	13,749
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	3,168
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	1,136
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/26	1,200	1,227
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/46	5,095	6,554
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	5,000	6,397
	Montgomery County MD GO	5.000%	11/1/23	3,495	3,825
	Montgomery County MD GO	5.000%	11/1/24	175	199
	Montgomery County MD GO	5.000%	11/1/25	1,130	1,284
	Montgomery County MD GO	5.000%	11/1/26	4,705	5,705
	Montgomery County MD GO	5.000%	10/1/27	2,045	2,536
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	859
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	131
	Prince George's County MD GO	4.000%	7/15/30	5,170	6,140
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,787
	Prince George's County MD GO	3.000%	7/15/36	1,980	2,170
	Prince George's County MD GO	5.000%	7/15/36	1,725	2,145
					344,528
Massachusetts (4.3%)
	Belmont MA GO	5.000%	6/1/22	1,220	1,254
	Belmont MA GO	5.000%	6/1/23	1,090	1,172
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,221
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	75	84
	Commonwealth of Massachusetts GO	5.000%	3/1/22	1,935	1,966
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,100	4,231
	Commonwealth of Massachusetts GO	5.000%	7/1/22	760	784
	Commonwealth of Massachusetts GO	5.000%	8/1/22	1,145	1,186
	Commonwealth of Massachusetts GO	5.000%	8/1/22	2,855	2,958
	Commonwealth of Massachusetts GO	5.250%	8/1/22	345	358
	Commonwealth of Massachusetts GO	5.250%	8/1/22	180	187
	Commonwealth of Massachusetts GO	5.000%	10/1/22	505	527
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/22	165	174
	Commonwealth of Massachusetts GO	5.000%	3/1/23	535	569
	Commonwealth of Massachusetts GO	5.000%	7/1/23	770	831
	Commonwealth of Massachusetts GO	5.000%	7/1/23	475	513
	Commonwealth of Massachusetts GO	5.000%	8/1/23	615	666
	Commonwealth of Massachusetts GO	5.250%	8/1/23	1,075	1,169
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	355	387
	Commonwealth of Massachusetts GO	5.000%	11/1/23	100	109
	Commonwealth of Massachusetts GO	5.000%	12/1/23	5,540	6,083
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/23	100	111
	Commonwealth of Massachusetts GO	5.000%	7/1/24	5,975	6,715
	Commonwealth of Massachusetts GO	5.000%	8/1/24	3,920	4,419
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,875	7,824
	Commonwealth of Massachusetts GO	5.000%	11/1/24	300	341
	Commonwealth of Massachusetts GO	5.000%	12/1/24	3,930	4,486
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/24	2,060	2,383
	Commonwealth of Massachusetts GO	5.000%	1/1/25	470	538
64

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,053
	Commonwealth of Massachusetts GO	5.000%	7/1/25	2,520	2,933
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	4,464
	Commonwealth of Massachusetts GO	5.000%	8/1/25	345	403
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,400	1,638
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	690	814
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	276
	Commonwealth of Massachusetts GO	5.000%	10/1/25	1,760	2,065
	Commonwealth of Massachusetts GO	5.000%	1/1/26	310	366
	Commonwealth of Massachusetts GO	5.000%	7/1/26	1,860	2,230
	Commonwealth of Massachusetts GO	5.000%	7/1/26	325	390
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	120
	Commonwealth of Massachusetts GO	5.000%	10/1/26	660	797
	Commonwealth of Massachusetts GO	5.000%	1/1/27	140	170
	Commonwealth of Massachusetts GO	5.000%	7/1/27	895	1,102
	Commonwealth of Massachusetts GO	5.000%	7/1/27	130	155
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,415	1,742
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,340	4,112
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,015	8,769
	Commonwealth of Massachusetts GO	3.000%	7/1/28	25	25
	Commonwealth of Massachusetts GO	5.000%	7/1/28	95	113
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,260
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,400	6,892
	Commonwealth of Massachusetts GO	5.000%	7/1/29	100	115
	Commonwealth of Massachusetts GO	5.000%	7/1/29	505	601
	Commonwealth of Massachusetts GO	4.000%	11/1/29	110	114
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,550	1,658
	Commonwealth of Massachusetts GO	5.000%	7/1/30	550	635
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,820	4,998
[6]	Commonwealth of Massachusetts GO	5.500%	8/1/30	2,145	2,862
	Commonwealth of Massachusetts GO	4.000%	7/1/31	250	256
	Commonwealth of Massachusetts GO	5.000%	7/1/31	6,140	7,305
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,010	1,202
	Commonwealth of Massachusetts GO	5.000%	9/1/31	16,770	18,877
	Commonwealth of Massachusetts GO	4.000%	11/1/31	5,000	5,166
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,262
	Commonwealth of Massachusetts GO	5.000%	7/1/33	110	127
	Commonwealth of Massachusetts GO	4.000%	9/1/33	8,575	9,803
	Commonwealth of Massachusetts GO	5.000%	9/1/33	2,025	2,280
	Commonwealth of Massachusetts GO	5.000%	3/1/34	1,420	1,569
	Commonwealth of Massachusetts GO	5.000%	2/1/35	210	253
	Commonwealth of Massachusetts GO	5.000%	7/1/35	2,000	2,309
	Commonwealth of Massachusetts GO	4.000%	9/1/35	655	746
	Commonwealth of Massachusetts GO	5.000%	12/1/35	120	144
	Commonwealth of Massachusetts GO	5.000%	1/1/36	890	1,114
	Commonwealth of Massachusetts GO	5.000%	7/1/36	3,025	3,489
	Commonwealth of Massachusetts GO	4.000%	9/1/37	200	223
	Commonwealth of Massachusetts GO	4.000%	9/1/37	110	125
	Commonwealth of Massachusetts GO	4.000%	11/1/37	4,005	4,834
	Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,550
	Commonwealth of Massachusetts GO	3.000%	11/1/38	8,845	9,678
	Commonwealth of Massachusetts GO	5.000%	12/1/38	775	931
	Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	2,721
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	4,726
	Commonwealth of Massachusetts GO	4.000%	5/1/40	335	351
65

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	3.000%	11/1/40	500	545
	Commonwealth of Massachusetts GO	5.000%	3/1/41	3,220	3,549
	Commonwealth of Massachusetts GO	3.000%	4/1/41	645	677
	Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	2,190
	Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,402
	Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	1,505
	Commonwealth of Massachusetts GO	4.000%	2/1/44	500	564
	Commonwealth of Massachusetts GO	3.000%	4/1/44	635	665
	Commonwealth of Massachusetts GO	5.000%	7/1/45	400	461
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	1,049
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	1,126
	Commonwealth of Massachusetts GO	5.000%	3/1/46	6,855	7,553
	Commonwealth of Massachusetts GO	4.000%	4/1/46	1,880	2,069
	Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	5,283
	Commonwealth of Massachusetts GO	3.000%	9/1/46	895	931
	Commonwealth of Massachusetts GO	3.000%	4/1/47	2,165	2,295
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,055	1,275
	Commonwealth of Massachusetts GO	5.250%	4/1/47	200	244
	Commonwealth of Massachusetts GO	3.000%	3/1/48	10,000	10,530
	Commonwealth of Massachusetts GO	5.000%	7/1/48	11,575	14,515
	Commonwealth of Massachusetts GO	5.000%	9/1/48	12,500	16,040
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	11,730
	Commonwealth of Massachusetts GO	2.000%	4/1/50	17,000	14,831
	Commonwealth of Massachusetts GO	5.000%	9/1/51	20,000	25,614
	Commonwealth of Massachusetts GO, Prere.	4.000%	12/1/21	2,565	2,573
	Commonwealth of Massachusetts GO, Prere.	4.250%	12/1/21	1,540	1,545
	Commonwealth of Massachusetts GO, Prere.	5.000%	12/1/21	1,010	1,014
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	450	464
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	3,890	4,015
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	1,790	1,847
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	4,000	4,128
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	1,750	1,820
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	300	314
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	1,000	1,048
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	205	215
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/22	1,065	1,074
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	115
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	128
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	313
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	265	308
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	270	323
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	2,066
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	820	993
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	300	337
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	5,150	6,350
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	165
66

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/25	1,080	1,258
Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	4.050%	7/1/41	50	51
Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/41	13,135	13,534
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/22	160	165
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	5,415	6,301
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	901
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,325	6,384
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	180	163
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	2,915	3,675
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	30	26
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	227
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,245	7,023
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	305	242
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,127
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	3,329
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,665	4,427
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,707
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,350	11,473
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	8,795	10,758
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	965	1,088
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/22	310	321
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	169
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,177
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	115	138
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	3,155	3,826
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	6,285	7,825
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	594
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,147
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,305
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	915
67

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,146
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	1,000	1,141
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,881
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	3,815	5,506
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,030	1,132
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	930	1,045
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/43	380	407
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	500	575
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	961
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,575	10,898
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	3,506
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	1,775	2,722
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,500	8,648
Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	2,000	2,250
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	10,000	10,790
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/22	1,500	1,536
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	335
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,330
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	177
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	201
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,150	1,187
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,000	1,032
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	805	831
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/22	255	265
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	2,565	2,662
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	4,215	4,372
Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,135	1,228
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	595	690
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	2,450	2,801
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	11,596
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	9,140	10,598
Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	520	596
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	2,435	2,909
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,000	3,158
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	5,000	6,308
68

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,500	1,557
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	170	176
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,495	2,590
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	7,470	7,753
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	775	804
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	590	612
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	25	26
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,850	2,958
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	365	379
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	2,485	2,667
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	870	1,016
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	10,990	13,056
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	1,000	1,008
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,890	3,401
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/23	115	125
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	129
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	320	381
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	109
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	860	1,053
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,000	3,568
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	255	290
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	2,180	2,592
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,250	2,674
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	6,054
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	600	679
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	20,105	23,869
	Massachusetts Water Resources Authority Water Revenue, ETM	5.000%	8/1/23	35	38
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	140	145
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	3,750	3,885
	Quincy MA GO	5.000%	6/1/23	845	908
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	6,183
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	5,508
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,170	2,696
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/22	295	309
					646,851
69

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan (1.0%)
[1,10]	Detroit City School District GO	5.250%	5/1/27	160	198
[10]	Detroit City School District GO	5.000%	5/1/28	25	26
[1,10]	Detroit City School District GO	5.250%	5/1/30	3,345	4,402
[1,10]	Detroit City School District GO	5.250%	5/1/32	285	377
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	13,000	13,440
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	899
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	185
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	89
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	760
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	6,221
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,255	2,678
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	2,067
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	947
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	835	913
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	4,305	5,331
	Michigan (Environmental Program) GO	4.000%	5/1/29	3,000	3,402
	Michigan Appropriations Revenue GAN	5.000%	3/15/22	815	829
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,585	5,939
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	715	793
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,690	1,945
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	1,185	1,408
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	3,415	4,172
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	2,970	3,366
	Michigan Finance Authority College & University Revenue	3.000%	9/1/50	2,320	2,379
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	1,550	1,750
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	100	103
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	2,910	3,254
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	1,500	1,818
	Michigan Finance Authority Lease Revenue	4.000%	11/1/50	3,000	3,444
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	478
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	720	809
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	128
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,681
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	289
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	866
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	287
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	803
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	889
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	250	258
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	1,960	2,373
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	1,645	1,769
70

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	450
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	1,000	1,124
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,278
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,250	1,305
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,450	12,310
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	140	167
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	2,660	3,168
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	809
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,540	2,972
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	578
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/22	620	634
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	435	465
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	225	264
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	75	81
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	1,885	2,190
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,095	3,586
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	110	125
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,474
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	2,147
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	4,582
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/31	315	316
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	75	89
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	5,000	5,829
	University of Michigan College & University Revenue	5.000%	4/1/23	200	214
	University of Michigan College & University Revenue	5.000%	4/1/24	310	345
	University of Michigan College & University Revenue	5.000%	4/1/36	1,360	1,593
	University of Michigan College & University Revenue	5.000%	4/1/40	1,000	1,169
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	4,391
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,423
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	6,013
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,025	2,349
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	570	598
	Wayne State University College & University Revenue	5.000%	11/15/40	1,075	1,169
	Wayne State University College & University Revenue	5.000%	11/15/43	20	24
					153,996
71

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota (1.1%)
Metropolitan Council GAN GO	5.000%	12/1/25	25,740	30,328
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	2,655	2,917
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	13,312
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	665	783
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	280	337
Minnesota Appropriations Revenue	5.000%	3/1/22	455	462
Minnesota Appropriations Revenue	5.000%	3/1/27	845	858
Minnesota Appropriations Revenue	5.000%	3/1/29	935	950
Minnesota Appropriations Revenue	5.000%	6/1/32	2,130	2,283
Minnesota Appropriations Revenue	5.000%	6/1/43	1,980	2,109
Minnesota GO	5.000%	8/1/22	300	311
Minnesota GO	5.000%	8/1/22	375	389
Minnesota GO	5.000%	10/1/22	2,000	2,089
Minnesota GO	5.000%	10/1/22	435	454
Minnesota GO	2.000%	8/1/23	10,000	10,314
Minnesota GO	5.000%	8/1/23	1,000	1,084
Minnesota GO	5.000%	8/1/23	2,225	2,411
Minnesota GO	5.000%	8/1/24	400	451
Minnesota GO	4.000%	10/1/24	960	1,028
Minnesota GO	5.000%	10/1/24	1,000	1,134
Minnesota GO	5.000%	8/1/25	4,660	5,437
Minnesota GO	4.000%	10/1/25	1,475	1,576
Minnesota GO	5.000%	8/1/27	2,630	3,066
Minnesota GO	5.000%	8/1/27	3,165	3,802
Minnesota GO	5.000%	9/1/28	25,910	32,831
Minnesota GO	5.000%	9/1/32	10,000	13,436
Minnesota GO	4.000%	9/1/33	10,000	12,392
Minnesota Public Facilities Authority Water Revenue	5.000%	3/1/23	2,330	2,478
Scott County MN GO	3.000%	12/1/36	1,645	1,788
University of Minnesota College & University Revenue	4.000%	1/1/44	2,635	2,799
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	5,894
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	200	220
				159,723
Mississippi (0.1%)
Mississippi GO	5.000%	11/1/21	465	465
Mississippi GO	5.000%	10/1/26	3,360	3,929
Mississippi GO	5.000%	10/1/27	1,160	1,438
Mississippi GO	5.000%	10/1/28	1,410	1,743
Mississippi GO	5.000%	10/1/30	125	154
Mississippi GO	5.000%	10/1/34	220	270
Mississippi GO	4.000%	10/1/35	3,740	4,345
Mississippi GO	4.000%	10/1/36	1,265	1,467
				13,811
Missouri (0.3%)
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	40
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	300	339
72

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	500	565
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	2,100	2,432
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	5,160	6,150
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	469
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,675	1,715
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	50	54
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	195	225
	Missouri Health & Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/15/21	6,565	6,577
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	100	102
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,770	2,836
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	1,680	1,800
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	8,550
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	85	100
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/34	100	109
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	2,133
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	2,100	2,192
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	547
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	173
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	510	652
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	400	534
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	290	394
	University of Missouri College & University Revenue	5.000%	11/1/30	6,025	7,901
					46,589
Nebraska (0.7%)
	Douglas County NE College & University Revenue	4.000%	7/1/40	2,330	2,755
	Douglas County NE College & University Revenue	4.000%	7/1/46	4,000	4,659
	Douglas County NE College & University Revenue	3.000%	7/1/51	5,000	5,195
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	3,795	4,178
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,535	1,547
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,020	1,198
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	186
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	10,338
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	1,480	1,702
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	765	927
[7]	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	10,000	11,569
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	2,065	2,090
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	3,000	3,036
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	1,920	2,165
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	5,016
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	5,315
73

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,740
	Omaha School District GO	4.000%	12/15/31	6,100	7,074
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	11,490
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	10/1/22	130	135
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	12,500	14,477
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	7,500	8,686
	West Haymarket Joint Public Agency GO, Prere.	5.000%	12/15/21	50	50
					109,528
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	1,590	1,640
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,550	6,228
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,566
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,405
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	100	126
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	245	298
	Clark County NV GO	5.000%	11/1/21	225	225
	Clark County NV GO	5.000%	11/1/26	270	327
	Clark County NV GO	5.000%	11/1/27	495	598
	Clark County NV GO	5.000%	11/1/28	80	96
	Clark County NV GO	4.000%	6/1/31	565	650
	Clark County NV GO	4.000%	11/1/31	860	982
	Clark County NV GO	4.000%	11/1/32	990	1,128
	Clark County NV GO	3.000%	11/1/38	2,595	2,770
	Clark County NV GO	5.000%	6/1/43	10	12
	Clark County NV GO	4.000%	7/1/44	5,050	5,691
	Clark County School District GO	5.000%	6/15/23	2,340	2,512
	Clark County School District GO	5.000%	6/15/23	740	794
	Clark County School District GO	5.000%	6/15/24	340	380
	Clark County School District GO	5.000%	6/15/24	245	274
	Clark County School District GO	5.000%	6/15/25	1,860	2,148
	Clark County School District GO	5.000%	6/15/25	2,970	3,430
	Clark County School District GO	5.000%	6/15/26	100	117
	Clark County School District GO	5.000%	6/15/26	145	172
	Clark County School District GO	5.000%	6/15/27	2,790	3,263
	Clark County School District GO	5.000%	6/15/28	4,320	5,046
[1]	Clark County School District GO	3.000%	6/15/39	3,000	3,168
	Clark County Water Reclamation District GO	5.000%	7/1/23	625	674
	Clark Department of Aviation County Port, Airport & Marina Revenue	4.250%	7/1/36	1,000	1,090
	Henderson NV GO	4.000%	6/1/50	3,175	3,689
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	205
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	187
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,535	16,184
74

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/46	200	216
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,250	2,503
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	674
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	289
	Las Vegas Valley Water District GO	5.000%	6/1/37	9,520	9,772
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,392
	Las Vegas Valley Water District GO	4.000%	6/1/42	855	871
	Las Vegas Valley Water District GO	5.000%	6/1/42	1,020	1,047
	Las Vegas Valley Water District GO	5.000%	6/1/46	1,195	1,401
	Nevada GO	5.000%	3/1/22	325	330
	Nevada GO	5.000%	11/1/24	290	330
	Nevada GO	5.000%	4/1/26	130	150
	Nevada GO	5.000%	11/1/26	1,005	1,161
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	270	318
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	890	1,062
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	1,955	2,322
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	260	309
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	410	498
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	835	1,011
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	114
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	210	248
					97,093
New Hampshire (0.0%)
	New Hampshire Business Finance Authority Private School Revenue	4.000%	7/1/51	2,500	2,896
New Jersey (4.8%)
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	15	16
[6]	Essex County Improvement Authority General Fund Revenue	5.250%	12/15/22	1,435	1,516
	Essex County Improvement Authority Lease Revenue	5.000%	10/1/22	850	887
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	755	687
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	443
[1]	Garden State Preservation Trust Sales Tax Revenue	5.250%	11/1/21	710	710
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	700	730
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	117
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	1,000	1,168
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	500	581
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	778
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	100	101
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	725	736
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	200	206
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	1,590	1,687
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	950	1,020
75

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,510	1,600
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,290
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,945	3,120
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	260	300
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	128
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,425	1,509
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,530	7,316
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	3,835	4,408
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	975	1,085
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	1,465	1,551
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	2,127
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	515	572
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,030	3,505
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	5,215	6,393
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	600	635
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,880	2,174
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/29	625	661
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/29	5,000	5,779
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	5,560	6,783
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	2,625	2,776
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/30	140	150
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	6/15/31	1,105	1,283
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	920	1,019
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	115	127
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	560	680
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/32	2,635	3,042
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	1,139
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	1,425	1,679
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,310	1,496
76

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	615	684
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	1,500	1,858
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	375	428
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	525	598
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	411
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,225	1,394
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	980	1,076
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	1,330	1,550
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	100	120
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	5,940	7,187
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,500	1,691
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	2,000	2,345
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,918
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	216
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	650	729
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	150	156
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	3,545	3,688
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	50
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	240	258
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	1,570	1,690
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	5,925	6,689
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	1,000	1,202
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	4,310	4,310
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	575	602
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	2,445	2,665
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	2,100	2,377
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	955	1,074
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,075	2,420
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	1,970	2,362
77

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	175	194
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,822
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,500	1,781
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	240	266
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	3,675	4,296
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	724
New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/47	2,275	2,675
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,000	1,217
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,814
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	154
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	712
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	1,335	1,356
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	310	315
New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	810	816
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	300	305
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	430	436
New Jersey Economic Development Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	70	71
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/22	1,480	1,520
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,665	2,736
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	1,085	1,114
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	150	154
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	320	326
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	250	256
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	125	139
New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	218
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	500	558
New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/45	680	746
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,251
78

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	1,024
	New Jersey GO	5.000%	6/1/22	700	719
	New Jersey GO	4.000%	6/1/23	3,280	3,462
	New Jersey GO	5.000%	6/1/24	4,175	4,650
	New Jersey GO	5.000%	6/1/25	6,460	7,437
	New Jersey GO	5.000%	6/1/26	4,955	5,867
	New Jersey GO	5.000%	6/1/26	165	190
	New Jersey GO	5.000%	6/1/27	13,990	16,952
	New Jersey GO	5.000%	6/1/27	560	644
	New Jersey GO	5.000%	6/1/28	125	143
	New Jersey GO	5.000%	6/1/28	16,405	20,276
	New Jersey GO	5.000%	6/1/29	6,400	8,056
	New Jersey GO	4.000%	6/1/30	5,370	6,453
	New Jersey GO	4.000%	6/1/31	5,640	6,850
	New Jersey GO	3.000%	6/1/32	6,045	6,727
	New Jersey GO	4.000%	6/1/32	2,000	2,456
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	150	161
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	910	975
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,000	2,312
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	1,500	1,755
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	1,000	1,162
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	50	50
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	875	880
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,220	1,287
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	160	169
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,235	1,306
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,355	1,434
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	300	322
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,245	1,366
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	620	684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	325
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	960	1,058
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	487
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	190
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,375	1,337
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	1,915	2,176
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	231
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	504
79

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,730	1,644
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,260	2,112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,270	2,111
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	1,000	1,203
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,025	4,761
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,690	1,539
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,527
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,780	3,270
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,430	3,934
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,697
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,145	2,773
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,387
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	625
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,875	2,200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,505	1,766
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	14,770	12,849
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,720	1,472
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	5,000	6,211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,460	2,879
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,346
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	1,098
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	3,285	2,729
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	487
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	5,700	6,651
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,720	1,400
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,600	2,901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	105	122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,790	6,529
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,500	3,067
80

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,465	8,475
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	11,800	9,447
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	4,000	4,902
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	900	1,125
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,045	794
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,730	3,339
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	2,985	3,792
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,290	949
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,435	9,073
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	428
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,260	895
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,395
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,511
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	534
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	1,270	1,545
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	3,340	2,217
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	1,625	1,078
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,595	1,022
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,125	2,409
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,734
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	2,277
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	2,555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/42	5,675	5,842
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	2,000	2,262
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	8,530	10,371
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	5,000	5,966
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	125	129
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	115	118
81

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	850	912
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	580	597
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/27	125	128
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	630	675
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	2,575	2,650
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	600	642
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	50	51
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	526
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/30	250	256
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	465	499
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	455	465
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	275	318
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,985	2,043
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,065	1,096
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	13,300	14,168
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,055	2,272
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	5,455	5,613
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,240	1,363
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	250	285
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	1,450	1,550
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	1,430	1,519
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	400	438
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	1,535	1,731
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	56
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	1,250	1,454
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,171
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	850	1,076
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	1,000	1,156
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,256
82

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	7,485
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	7,300	8,365
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	500	622
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,830	7,602
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	21,135	23,853
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,685
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,350	2,495
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	4,750	4,843
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,320	2,567
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	11,820	13,251
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	250	297
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	9,476
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	908
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,239
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	628
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,875	3,015
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	5,000	5,289
[6,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	244
[6,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	600	588
[6,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	510	489
[6,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	986
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	121
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,930	3,269
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	920	1,113
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	375
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	385	473
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	985	1,099
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	625	697
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	1,083
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	825	920
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	313
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	618
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	375	426
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	260	312
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	210	246
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	1,470	1,638
83

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	123
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	480	576
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	512
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	465	528
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	500	614
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	2,610	2,906
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	710	805
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,065	1,275
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	669
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	200	215
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,695	8,180
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	1,254
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	10,245	12,458
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	1,620	1,836
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	7,140	8,076
[1]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	150	170
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	15,345	17,496
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	1,000	1,217
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	4,140	4,755
	New Jersey Turnpike Authority Highway Revenue, ETM	5.000%	1/1/22	1,320	1,331
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	965	973
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	385	388
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	100	103
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	485	501
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	1,025	1,058
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	6,660	6,874
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	150	155
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	425	439
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	960	991
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	50	52
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	520	537
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	250	258
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	6,710	7,084
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	3,915	4,133
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,070	1,130
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	435	459
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,220	1,288
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,000	1,056
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	125	132
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	1,390	1,562
[3]	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	500
[3]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,926
	Ocean County NJ GO	5.000%	8/1/22	850	881
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	88
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	1,430	1,739
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	11,192
	Union County Improvement Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/22	1,110	1,137
					714,326
New Mexico (0.3%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	2,605	2,803
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	60	72
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	50	63
84

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	75	94
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	3,035	3,962
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	325	334
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/22	240	246
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/22	25,065	25,865
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	435	462
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	4,350	4,693
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	2,705	3,037
					41,631
New York (23.6%)
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	165	181
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	260	285
	Battery Park City Authority Lease Revenue	5.000%	11/1/30	1,505	1,645
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	360	431
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/22	695	704
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	155	164
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/24	100	111
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	8,580
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,630	4,385
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	3,116
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	805	963
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	650	776
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,425
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	592
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	238
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,755	6,823
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	710
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,055	3,594
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	4,180	4,686
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,203
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,000	5,028
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.250%	2/15/47	270	270
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.750%	2/15/47	5,725	5,731
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/22	160	160
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	105
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	185	192
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	340	311
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	2,030
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	410
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	6,000	7,969
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	1,340	1,629
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	5	6
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	620	644
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,100	1,330
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	120	125
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	2,904
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	241
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	3,266
85

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	7,025	7,211
Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,000	3,004
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,620	1,663
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	640	666
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	495	515
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	10,365	10,778
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	385	400
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	603
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	1,985	2,334
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	435
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	405	491
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	405	490
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,528
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	398
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,151
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,418
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	189
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	452
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	1,605	1,909
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	1,008
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	661
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	3,995	4,701
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	245	257
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	420	440
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,220	2,326
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	495	518
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,140	1,805
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	695	727
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,120	893
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	255	255
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	500	501
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	1,700	1,703
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	260	260
Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/22	535	560
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	225	236
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,285	2,395
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,000	2,097
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	982
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	60	65
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	835	911
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	485	529
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	650	709
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	430	469
86

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	445	486
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	7,975	8,352
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,080	1,220
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	565
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,350	2,460
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,030	4,219
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,385	1,611
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,825	2,123
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	13,105	15,247
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	477
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	175
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,163
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,694
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	3,500	4,004
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	510	534
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	1,008
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,500	2,982
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	501
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,100	6,186
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,790	3,236
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,240
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	620	745
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	535
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	955	1,135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	157
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,410	2,961
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	105	129
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	200	237
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	2,645	2,260
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	275	287
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,340	2,821
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	253
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	510	587
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,465	1,723
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	232
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	555	574
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	260	271
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	7,655	7,991
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	15,615	16,301
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	275	329
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	875	1,025
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,399
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	415	475
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	225	263
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	160	167
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	3,770	2,943
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	290	305
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,000	1,117
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	615	682
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,440
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	311
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,075	3,662
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	3,135	2,376
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,230	2,588
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	2,016
87

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	1,242
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	5,396
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	1,530	1,740
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	6,745	7,459
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	945	1,073
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	600	681
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	256
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,005	1,064
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,710	1,888
Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	340	361
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	551
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	672
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	1,050	1,219
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	2,655	2,919
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	110
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	705	728
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	690	729
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	150	161
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	2,215	2,381
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	770	814
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	955	1,009
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	728
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	3,240
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	495	594
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	453
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	1,095	1,225
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	1,045	1,147
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	465	485
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	340	387
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,120	1,181
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	795	829
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	10	10
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	615	673
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	435	450
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	959
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	550	580
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	5,444
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	20,000	22,384
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	1,050
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,320	1,471
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	100	108
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,000	3,339
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	4,215	4,703
Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,595	4,204
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	745	828
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	8,942
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	1,021
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	286
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	175
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	5,543
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	7,201
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,265	2,519
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,895	4,636
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,500	3,874
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,771
88

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	550	608
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	10,385	12,341
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,878
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	975	1,143
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,100	1,238
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	23,015	27,676
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	1,640	1,886
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,695	1,945
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,555	1,808
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	1,435	1,679
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	11,805	11,913
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	17,000	17,426
	Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	275	284
[1]	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	575	576
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	700	701
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	400	401
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	1,770	1,773
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	150	150
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	245	245
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	175	175
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	435	436
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	80	80
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	50	53
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	220	231
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,215	2,326
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	330	347
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	355	380
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	126
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	145	159
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,040	2,328
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,144
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	350	396
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	6,500	7,478
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	1,200	1,203
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,706
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,500	4,298
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	2,500	3,060
	Nassau County NY GO	5.000%	1/1/22	225	227
	Nassau County NY GO	5.000%	10/1/23	3,155	3,435
	Nassau County NY GO	5.000%	10/1/27	975	1,196
	Nassau County NY GO	5.000%	4/1/39	250	265
	Nassau County NY GO	5.000%	4/1/43	390	412
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	2,000	2,150
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,000	993
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	1,002
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	2,168
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	3,196
89

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	535
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,145	1,160
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	840
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	4,190	4,428
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,680
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	3,106
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	3,061
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	137
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	50	54
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	175	197
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	198
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	400	480
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,790	2,202
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	800	985
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	1,640	2,011
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	255	296
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	500	664
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	3,265	4,308
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	240	297
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	3,100	3,591
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	1,000	1,196
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	868
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,070	2,512
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	265	303
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	1,000	1,190
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,500	6,797
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	2,270	2,803
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	2,130	2,471
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	9,490	10,924
90

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	690
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	5,715	6,044
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,256
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	50	54
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	750	844
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	115	134
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	490	506
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	1,000	1,083
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	250	258
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.250%	7/15/27	100	102
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	4,000	4,962
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	915	946
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	800	827
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	358
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	430	444
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/32	16,905	22,422
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	140	145
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,567
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/34	5,000	6,590
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	2,010	2,289
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	222
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,620
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	740	821
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	284
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/36	3,000	3,578
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	7,220
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,885	9,175
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	341
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/37	7,500	8,910
91

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	8/1/37	3,500	4,411
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	2,000	2,385
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/38	255	306
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	3,000	3,540
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	1,675	1,847
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	3,950	4,478
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/43	360	431
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,125	2,597
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,240	1,515
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,520	6,253
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	9,215	10,712
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,511
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	350	350
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	415	415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	2,205	2,205
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	400	400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	2,840	2,942
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	310	310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	385	403
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	135	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	1,110	1,163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	150	157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	450	487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	200	217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	445	487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,970	2,155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	270	270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	750	820
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	550	576
92

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,050	1,149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	250	279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	2,385	2,688
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	595	595
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	130	136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,250	1,422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	2,090	2,115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	140	145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,075	2,401
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	435	512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	590	694
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	281
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	640	739
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,685	2,041
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	162
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	5,000	6,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/27	600	635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	555	624
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	125	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	555	650
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	670	821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,955	4,906
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	3,025	3,201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	920	1,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,215	1,485
93

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	1,011
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	150	176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	245	270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,650	1,954
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,280	1,438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,860	5,090
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,959
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,380	1,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	160	176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	465	492
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	350	374
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,105	1,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	225	276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,755
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	550	668
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	1,500	1,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	6,000	6,348
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	60	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	155	188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,755
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	898
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	808
94

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	825	956
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,720	2,720
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,070	8,451
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	3,270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,948
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	400	423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	5,443
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	2,965
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,060	2,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	375	446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	1,065
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	905	905
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	510	567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,808
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	353
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	110	131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,120	2,643
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	4,331
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,500	2,673
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,882
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	395	443
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	683
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	501
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	595	735
95

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	2,145	2,696
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	746
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	842
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,281
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	402
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	1,400	1,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	4,333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,495
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	6,488
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,000	1,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	589
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	11,393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,500	1,580
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,000	3,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,055	1,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,600	1,877
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	2,999
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	12,000	15,325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,590
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	4,099
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	10,560	12,499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	12,771
96

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,588
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,945	2,257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	6,038
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,185	2,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	1,840	2,295
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	1,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	2,120	2,565
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,852
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	486
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,715	2,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,135	7,782
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,890
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,660	4,765
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	210
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,485	3,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	690	760
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	4,250	4,906
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,095	7,881
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	5,743
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	5,000	5,822
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	2,131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	5,153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	17,878
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,225	2,689
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,514
97

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	4,297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	5,600	5,971
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,908
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	5,860	6,771
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	595	647
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	6,237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	750	840
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	2,950	3,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	9,700	11,155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	5,205	6,260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,000	2,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	5,000	5,761
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	2,500	2,614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	5,000	5,744
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	10,408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,000	7,263
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/33	16,060	21,237
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	143
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	114
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	6,675	7,560
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	1,610	1,683
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	3,000	3,585
New York City Water & Sewer System Sewer Water Revenue	5.000%	6/15/27	2,340	2,758
New York City Water & Sewer System Water Revenue	4.000%	6/15/24	185	203
New York City Water & Sewer System Water Revenue	5.000%	6/15/24	130	146
New York City Water & Sewer System Water Revenue	5.000%	6/15/24	280	295
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	315	346
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	830	912
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	365	401
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	6,020	6,884
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	3,065	3,613
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	325	377
98

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	1,000	1,160
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	155	190
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	775	868
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	2,240	2,719
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	675	756
New York City Water & Sewer System Water Revenue	5.000%	6/15/30	885	1,039
New York City Water & Sewer System Water Revenue	5.250%	6/15/30	2,555	2,635
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	245	283
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	1,660	1,917
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,510	1,769
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,130	1,389
New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	227
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,180	1,215
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	840	903
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,450	1,696
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	1,230	1,321
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	695	747
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	6,110	6,819
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,565	4,164
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	6,545	7,301
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	6,155	6,866
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,310	1,582
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	4,095
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,360	4,293
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,000	1,115
New York City Water & Sewer System Water Revenue	5.250%	6/15/36	5,000	6,120
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	10	12
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	890	1,022
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,265	4,898
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,370	2,841
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	365	440
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,485	5,488
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	1,000	1,217
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	435	467
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	900	1,084
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,280
New York City Water & Sewer System Water Revenue	4.000%	6/15/39	200	204
New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,855	3,117
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,790	4,221
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,345	6,131
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	625	717
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,200	1,377
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	1,920
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	500	574
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	5,045	5,864
New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,709
New York City Water & Sewer System Water Revenue	5.000%	6/15/40	2,010	2,545
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	9,050	10,489
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,515	8,744
New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	12,115
New York City Water & Sewer System Water Revenue	4.000%	6/15/42	2,375	2,769
New York City Water & Sewer System Water Revenue	4.000%	6/15/42	2,000	2,336
New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	128
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	500	510
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	1,010	1,030
99

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Water Revenue	4.000%	6/15/45	7,730	8,268
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	155	172
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	4,030	4,149
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	2,720	2,736
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	150	180
	New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,335	2,560
	New York City Water & Sewer System Water Revenue	4.625%	6/15/46	3,000	3,197
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	6,910	7,393
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	10,530	12,387
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	890	1,017
	New York City Water & Sewer System Water Revenue	5.250%	6/15/46	1,475	1,763
	New York City Water & Sewer System Water Revenue	4.000%	6/15/47	1,100	1,138
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	15,580	16,403
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	290	310
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,365	2,624
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	9,980	11,892
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,795	2,989
	New York City Water & Sewer System Water Revenue	5.250%	6/15/47	800	970
	New York City Water & Sewer System Water Revenue	3.500%	6/15/48	1,000	1,097
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	1,960	2,344
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	22,620	27,428
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	885	1,007
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	5,250	6,000
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	8,520	9,811
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	2,000	2,303
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	4,000	4,936
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	2,140
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	13,325	16,623
	New York City Water & Sewer System Water Revenue	5.250%	6/15/49	3,500	4,384
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	820	853
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	5,757
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	1,500	1,871
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	5,000	6,306
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/22	100	103
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	300	323
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	270	291
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	12/15/21	440	443
	New York City Water & Sewer System Water Revenue, Prere.	5.250%	12/15/21	685	689
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/23	8,015	8,627
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	220	171
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	492
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	318
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	387
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,465	3,966
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	191
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	108
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	8,545	8,560
100

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.125%	11/15/44	3,505	3,511
New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	6,635	6,648
New York Liberty Development Corp. Port, Airport & Marina Revenue	5.000%	12/15/41	6,300	6,333
New York Municipal Bond Bank Agency Appropriations Revenue	5.000%	12/1/21	250	251
New York NY GO	5.000%	4/1/22	250	255
New York NY GO	4.000%	8/1/22	1,635	1,682
New York NY GO	5.000%	8/1/22	3,535	3,663
New York NY GO	5.000%	8/1/22	2,350	2,378
New York NY GO	5.000%	8/1/22	735	762
New York NY GO	5.000%	8/1/22	300	311
New York NY GO	5.000%	8/1/22	1,515	1,570
New York NY GO	5.000%	8/1/22	170	176
New York NY GO	5.000%	8/1/22	700	725
New York NY GO	5.000%	8/1/22	845	876
New York NY GO	5.000%	8/1/22	205	212
New York NY GO	5.000%	8/1/22	1,230	1,274
New York NY GO	5.000%	8/1/22	215	223
New York NY GO	5.000%	8/1/22	1,200	1,243
New York NY GO	5.000%	8/1/22	5,250	5,440
New York NY GO	5.000%	8/1/22	225	233
New York NY GO	5.000%	8/1/22	200	207
New York NY GO	5.000%	8/1/22	200	207
New York NY GO	5.000%	8/1/23	6,240	6,462
New York NY GO	5.000%	8/1/23	6,500	6,885
New York NY GO	5.000%	8/1/23	1,670	1,809
New York NY GO	5.000%	8/1/23	290	314
New York NY GO	5.000%	8/1/23	275	298
New York NY GO	5.000%	8/1/23	100	108
New York NY GO	5.000%	8/1/23	5,200	5,632
New York NY GO	5.000%	8/1/23	2,910	3,152
New York NY GO	5.000%	8/1/23	190	191
New York NY GO	5.000%	8/1/23	225	244
New York NY GO	5.000%	8/1/23	815	883
New York NY GO	5.000%	8/1/23	1,025	1,110
New York NY GO	5.000%	8/1/23	3,000	3,249
New York NY GO	5.000%	8/1/23	690	747
New York NY GO	5.000%	8/1/24	310	321
New York NY GO	5.000%	8/1/24	710	735
New York NY GO	5.000%	8/1/24	150	162
New York NY GO	5.000%	8/1/24	3,045	3,426
New York NY GO	5.000%	8/1/24	1,120	1,260
New York NY GO	5.000%	8/1/24	745	838
New York NY GO	5.000%	8/1/24	365	411
New York NY GO	5.000%	8/1/24	4,760	5,355
New York NY GO	5.000%	8/1/24	1,000	1,125
New York NY GO	5.000%	8/1/24	500	563
New York NY GO	5.000%	8/1/24	210	222
New York NY GO	5.000%	8/1/24	270	304
New York NY GO	5.000%	8/1/24	250	265
New York NY GO	5.000%	8/1/25	2,000	2,024
New York NY GO	5.000%	8/1/25	605	640
New York NY GO	5.000%	8/1/25	2,195	2,373
101

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/25	1,260	1,467
New York NY GO	5.000%	8/1/25	1,465	1,650
New York NY GO	5.000%	8/1/25	4,155	4,678
New York NY GO	5.000%	8/1/25	2,285	2,660
New York NY GO	5.000%	8/1/25	645	738
New York NY GO	5.000%	8/1/25	675	786
New York NY GO	5.000%	8/1/25	1,835	2,137
New York NY GO	5.000%	8/1/25	1,115	1,298
New York NY GO	5.000%	8/1/25	3,500	4,075
New York NY GO	5.000%	8/1/25	1,180	1,374
New York NY GO	5.000%	8/1/25	1,140	1,327
New York NY GO	5.000%	8/1/25	145	146
New York NY GO	5.000%	8/1/25	100	106
New York NY GO	5.000%	3/1/26	1,710	1,892
New York NY GO	5.000%	8/1/26	1,500	1,768
New York NY GO	5.000%	8/1/26	1,935	2,246
New York NY GO	5.000%	8/1/26	5,235	6,281
New York NY GO	5.000%	8/1/26	800	960
New York NY GO	5.000%	8/1/26	405	455
New York NY GO	5.000%	8/1/26	375	450
New York NY GO	5.000%	8/1/26	85	88
New York NY GO	5.000%	3/1/27	1,675	1,851
New York NY GO	5.000%	8/1/27	1,855	2,183
New York NY GO	5.000%	8/1/27	1,450	1,682
New York NY GO	5.000%	8/1/27	1,255	1,433
New York NY GO	5.000%	8/1/27	4,355	5,198
New York NY GO	5.000%	8/1/27	1,625	2,000
New York NY GO	5.000%	8/1/27	875	946
New York NY GO	5.000%	8/1/27	195	219
New York NY GO	5.000%	8/1/27	475	575
New York NY GO	5.000%	8/1/27	5,000	6,153
New York NY GO	5.000%	8/1/27	110	135
New York NY GO	5.000%	3/1/28	2,000	2,208
New York NY GO	5.000%	8/1/28	120	120
New York NY GO	5.000%	8/1/28	2,740	2,899
New York NY GO	5.000%	8/1/28	240	278
New York NY GO	5.000%	8/1/28	1,055	1,204
New York NY GO	5.000%	8/1/28	330	394
New York NY GO	5.000%	8/1/28	1,555	1,877
New York NY GO	5.000%	8/1/28	3,305	4,054
New York NY GO	5.000%	8/1/28	555	689
New York NY GO	5.000%	8/1/28	1,000	1,259
New York NY GO	5.000%	8/1/28	170	200
New York NY GO	5.000%	8/1/29	500	540
New York NY GO	5.000%	8/1/29	395	451
New York NY GO	5.000%	8/1/29	4,840	5,774
New York NY GO	5.000%	8/1/29	50	59
New York NY GO	5.000%	8/1/29	5,000	6,418
New York NY GO	5.000%	8/1/29	100	100
New York NY GO	5.000%	8/1/29	585	592
New York NY GO	5.000%	8/1/29	255	270
New York NY GO	5.000%	8/1/29	1,000	1,284
New York NY GO	5.000%	8/1/30	3,885	4,566
New York NY GO	5.000%	8/1/30	2,095	2,497
New York NY GO	5.000%	8/1/30	3,585	4,273
102

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/30	495	610
New York NY GO	5.000%	8/1/30	5,315	6,929
New York NY GO	5.000%	8/1/30	545	551
New York NY GO	5.000%	10/1/30	3,000	3,832
New York NY GO	5.000%	10/1/30	390	391
New York NY GO	5.000%	12/1/30	365	439
New York NY GO	5.000%	8/1/31	5,515	6,481
New York NY GO	5.000%	8/1/31	85	95
New York NY GO	5.000%	8/1/31	2,000	2,582
New York NY GO	5.000%	10/1/31	8,910	11,323
New York NY GO	5.250%	10/1/31	5,500	6,808
New York NY GO	5.000%	12/1/31	200	241
New York NY GO	4.000%	8/1/32	350	398
New York NY GO	5.000%	8/1/32	110	123
New York NY GO	5.000%	8/1/32	170	190
New York NY GO	5.000%	10/1/32	180	181
New York NY GO	5.000%	4/1/33	5,440	7,074
New York NY GO	5.000%	8/1/33	1,250	1,351
New York NY GO	4.000%	8/1/34	2,750	3,254
New York NY GO	5.000%	12/1/34	100	120
New York NY GO	3.000%	3/1/35	2,000	2,180
New York NY GO	5.000%	6/1/35	5,000	5,752
New York NY GO	5.000%	10/1/35	500	607
New York NY GO	5.000%	12/1/35	820	981
New York NY GO	4.000%	3/1/36	3,250	3,791
New York NY GO	5.000%	6/1/36	130	149
New York NY GO	5.000%	3/1/37	5	5
New York NY GO	4.000%	8/1/37	1,000	1,165
New York NY GO	4.000%	8/1/37	485	567
New York NY GO	5.000%	12/1/37	350	418
New York NY GO	4.000%	3/1/38	2,145	2,523
New York NY GO	4.000%	8/1/38	11,520	13,630
New York NY GO	4.750%	8/1/38	3,335	3,578
New York NY GO	5.000%	8/1/38	3,140	3,965
New York NY GO	5.000%	10/1/38	4,005	4,838
New York NY GO	4.000%	3/1/39	1,440	1,549
New York NY GO	5.000%	3/1/39	1,000	1,275
New York NY GO	4.000%	8/1/39	595	693
New York NY GO	4.000%	8/1/39	17,000	20,063
New York NY GO	5.000%	8/1/39	10,095	12,528
New York NY GO	4.000%	8/1/40	4,230	4,895
New York NY GO	4.000%	10/1/40	500	571
New York NY GO	4.000%	8/1/41	605	701
New York NY GO	3.000%	10/1/41	5,000	5,338
New York NY GO	5.000%	12/1/41	1,245	1,484
New York NY GO	4.000%	3/1/42	5,000	5,740
New York NY GO	4.000%	8/1/42	2,160	2,486
New York NY GO	5.000%	8/1/42	3,635	4,547
New York NY GO	4.000%	12/1/42	1,205	1,385
New York NY GO	5.000%	4/1/43	7,500	9,022
New York NY GO	5.000%	8/1/43	2,660	3,321
New York NY GO	4.000%	12/1/43	510	581
New York NY GO	5.000%	12/1/44	10,500	12,824
New York NY GO	3.500%	4/1/46	2,000	2,146
New York NY GO	4.000%	3/1/47	5,000	5,761
103

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,305
	New York NY GO, Prere.	5.000%	4/1/22	250	255
	New York NY GO, Prere.	5.000%	4/1/22	285	291
	New York NY GO, Prere.	5.000%	4/1/22	2,305	2,350
	New York NY GO, Prere.	5.000%	8/1/22	7,630	7,905
	New York NY GO, Prere.	5.000%	8/1/22	1,780	1,844
	New York NY GO, Prere.	5.000%	8/1/22	415	430
	New York NY GO, Prere.	5.000%	10/1/22	285	298
	New York NY GO, Prere.	5.000%	10/1/22	930	971
	New York NY GO, Prere.	5.000%	10/1/22	420	438
	New York NY GO, Prere.	5.000%	10/1/22	680	710
	New York NY GO, Prere.	5.000%	2/1/23	350	371
	New York NY GO, Prere.	5.000%	3/1/23	830	883
	New York NY GO, Prere.	5.000%	3/1/23	2,625	2,792
	New York NY GO, Prere.	5.000%	3/1/23	1,590	1,691
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	3,000	3,498
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	4,500	5,214
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	3,000	3,461
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	8,591
	New York Power Authority Electric Power & Light Revenue, ETM	5.000%	11/15/22	225	236
	New York Power Authority Electric Power & Light Revenue, Prere.	5.000%	11/15/21	1,000	1,002
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	275	282
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/23	65	67
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/24	135	138
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/27	770	790
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	665	682
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	28
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	913
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	215	249
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	589
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	885
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	115	133
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,655
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	743
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,780
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	2,146
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	855	947
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,689
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	114
104

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	1,000	1,170
New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,615	2,449
New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,000	3,056
New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	216
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,538
New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	2,535	3,220
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,020	1,140
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	600	619
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,403
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/22	1,250	1,272
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/32	1,590	2,054
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/41	5,000	6,208
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/21	3,860	3,882
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	2,290	2,322
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	535	542
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	100	101
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	560	570
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	480	489
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	2,150	2,188
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	85	87
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/22	230	240
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	3,840	4,046
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	115	122
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	875	928
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	300	318
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	735	780
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	105	111
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	1,370	1,444
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	595	658
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	195	216
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	100	111
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	260	265
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	1,000	1,053
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	2,890	3,194
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	1,225	1,405
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,685	1,868
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	695	822
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	570	629
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,241
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	105	107
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	6,264
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	320	368
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	465	560
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	110	124
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	7,055	8,089
105

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/27	710	748
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,445	1,735
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	4,050	4,464
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,255
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,375	1,700
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,060	2,568
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,515	2,648
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	887
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	88
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	701
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	285
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,755	1,786
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,980	2,264
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	425	470
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/29	140	147
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	248
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,000	1,140
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5,830	5,933
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	757
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	670	778
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,319
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	680	716
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,091
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	630	717
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,995	2,030
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	370	429
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,910	2,180
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	460	508
New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/31	945	995
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	2,265	2,576
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	3,864
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,000	5,525
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	650	718
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,705	1,976
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	5,196
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	140	142
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,570	2,926
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	442
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	5,505
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,000	1,139
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	6,156
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	51
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,880	2,177
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	365	415
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	8,500	10,104
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	775	881
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	485
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	2,000	2,396
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,862
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,040	10,778
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	6,451
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,289
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	419
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,080	3,636
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,204
106

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,130	3,661
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	694
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	1,104
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,235
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,005	1,107
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	6,283
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,480	1,870
New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/38	145	146
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	7,708
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,794
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,348
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	19,505	24,281
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,500	4,352
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	2,023
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	2,407
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	2,110	2,138
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	13,244
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,910
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	335	341
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	7,672
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,475	2,983
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	1,000	1,131
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	13,004
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	100	113
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	309
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,778
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	1,515	1,755
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	100	114
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	3,436
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	15,641
New York State Dormitory Authority Income Tax Revenue, ETM	4.000%	12/15/22	435	454
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	625	658
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	2,200	2,336
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	2,885	3,061
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	225	239
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	1,510	1,609
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	250	266
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	5,620	5,988
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	6,045	6,695
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	150	166
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	200	222
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	3,360	3,734
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	1,900	2,111
107

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	5,565	6,184
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	520	598
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	7,730	8,892
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,775	3,186
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,850	2,134
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,967
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	2,055	2,165
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	1,445	1,534
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	765	812
[6]	New York State Dormitory Authority Lease (Appropriation) Revenue	5.500%	5/15/22	1,810	1,862
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	1,000	1,150
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	5,000	6,526
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	5,893
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,035	2,125
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,000	1,130
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,100	1,318
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	1,500	1,598
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	1,500	1,594
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	100	113
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,560	3,083
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,198
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,680	2,019
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	1,905	2,286
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/34	1,385	1,722
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	3,195	3,252
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	6,140	6,250
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	1,215	1,237
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	455	463
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	310	316
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	1,095	1,166
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	250	266
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	135	144
108

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	300	319
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	1,265	1,347
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	5,105	5,661
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	4,275	4,741
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,430	1,649
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	10	12
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	95	105
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	135	156
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,690	1,949
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	1,700	1,884
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	820	943
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	100	117
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	225	268
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	3,690	4,085
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	930	1,086
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	910	1,097
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	2,290	2,631
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	3,300	3,653
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	405	473
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	520	625
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	10,450	12,718
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,635	2,035
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,720	2,005
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,700	2,041
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,345	4,807
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	1,375	1,602
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,255	2,708
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,240	2,717
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	450	557
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	445	551
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,626
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	655	763
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,425	2,903
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	3,205	3,878
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,010	2,480
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,345	3,698
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,695	3,135
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,442
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	390	453
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	555	662
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	65	80
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	889
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	280	324
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,835	2,186
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	712
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	119
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	7,017
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,090	2,481
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	10,517
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,385	2,969
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,205
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,425	1,747
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,500	8,080
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	9,750	11,745
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	332
109

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	3,363
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	330	409
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	240	293
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	450	539
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	6,154
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,000	4,879
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,410	5,019
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	3,340	3,674
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	740	902
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	2,230	2,526
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/22	5	5
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,080	1,151
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,765	1,881
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,420	1,513
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	600	639
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	575	592
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	100	103
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	140	151
New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/41	425	427
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	5	6
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	660	800
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	138
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	7,225	8,749
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	1,220	1,493
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	1,050
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/22	520	530
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/23	140	143
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/26	110	112
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/32	100	102
New York State Thruway Authority Highway & Bridge Trust Funds Miscellaneous Revenue	5.000%	4/1/30	9,000	9,174
New York State Thruway Authority Highway Revenue	5.000%	1/1/23	400	422
New York State Thruway Authority Highway Revenue	5.000%	1/1/23	75	76
New York State Thruway Authority Highway Revenue	5.000%	1/1/23	2,855	3,012
New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	567
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,723
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	400
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	2,615	2,974
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,010	1,147
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,920	3,311
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	1,775	2,012
New York State Thruway Authority Highway Revenue	5.000%	1/1/32	505	571
New York State Thruway Authority Highway Revenue	5.000%	1/1/32	4,950	5,778
New York State Thruway Authority Highway Revenue	5.000%	1/1/36	2,000	2,523
New York State Thruway Authority Highway Revenue	4.000%	1/1/37	4,295	4,988
New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,500	2,897
New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,015	1,178
New York State Thruway Authority Highway Revenue	4.125%	1/1/42	390	393
New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,410	1,625
New York State Thruway Authority Highway Revenue	4.000%	1/1/47	1,000	1,137
New York State Thruway Authority Highway Revenue	4.000%	1/1/49	25,000	28,732
110

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,213
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	5,000	5,669
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,814
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	115	125
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	515	590
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	11,329
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,500	2,852
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	741
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	2,395	2,781
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	400	403
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	375	378
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	350	353
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	785	791
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	28,945	37,756
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	2,500	2,595
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/54	30,000	34,380
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	7,940	9,099
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,000	7,997
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	1,620	1,649
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	1,000	1,018
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	980	998
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	2,585	2,631
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,750	4,835
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	275	293
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	525	559
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	600	639
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,110	1,182
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	630	671
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	400	426
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	375	399
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	550	586
[3]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/23	3,895	4,174
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	360	384
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,910	3,231
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,859
111

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,655	3,894
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	225	250
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,650	2,823
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,565	9,509
[3]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,400	1,571
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	1,590	1,831
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	320	341
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	750	864
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,030	5,792
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	115	122
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,500	2,768
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,838
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,655	3,152
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,345	1,641
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	117
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,325	7,472
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	106
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	865	1,056
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	200	213
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	10,695	11,382
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	660	769
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	2,095	2,473
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	176
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	6,305	6,710
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	335	371
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	1,101
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,135	1,208
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	2,220	2,838
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	370	394
112

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	154
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	708
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	285	332
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	1,010	1,235
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,850	3,031
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	200	221
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,000	5,186
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,786
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	436
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,402
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	150	166
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,500	1,594
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,750	5,046
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	558
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,976
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	500	531
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,500	5,792
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,915	6,251
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	1,465	1,746
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	210
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	1,145	1,264
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	1,004
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	193
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	6,090
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	304
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	180
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,000	1,281
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	585
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,500	1,922
113

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,000	5,849
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	7,758
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,500	4,337
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	5,650
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	5,000	5,278
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	5,600	6,533
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,450
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,763
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	2,410	2,550
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,500	1,738
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,000	4,634
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	16,775	19,186
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,010	1,151
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	7,500	7,810
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,500	12,115
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	19,300	22,269
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	1,344
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/22	375	382
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	380	405
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	13
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	100	125
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	2,360	2,714
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	7,060	8,104
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	3,115	3,561
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	2,601
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,990	2,521
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	2,020	2,516
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	500	620
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	3,031
Oyster Bay NY GO	2.000%	11/1/21	835	835
114

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oyster Bay NY GO	4.000%	11/1/22	820	850
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/21	395	397
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/22	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	125	137
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,699
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	565	653
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	330	362
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	500	586
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	200	204
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	25	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	125	146
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	370	432
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	115	132
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	105	123
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	12,159
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	425	495
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	279
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	195	196
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	676
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	118
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	4,455	5,188
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	20	22
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	295	343
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,710	4,399
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	250	252
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,857
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	95	107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	4,425	5,225
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	6,301
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	1,253
115

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	4,324
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	3,886
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	5,273
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	6,172
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	5,625	6,669
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	5,155	5,964
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	7,001
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	436
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	200	215
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	1,010	1,165
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	4,120	4,490
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	420	478
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,681
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,705	10,553
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	1,055	1,281
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	885	1,019
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	11,975
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	6,266
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	2,390	2,862
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	1,150	1,389
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,415	12,801
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	8,370	9,623
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	225
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/22	895	936
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/23	300	328
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,000	1,137
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	5,035	5,576
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	5,380	6,116
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,100	1,250
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,045	1,188
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,155	3,586
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,585	2,938
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,095	8,065
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,080	1,228
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	222
116

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/21	375	376
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/21	165	165
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/21	295	296
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	1,040	1,091
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	110	115
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,095	1,199
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	355	380
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	586
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	560	587
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	415	472
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	586
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	510	547
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	250	284
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,370	1,467
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,250	1,469
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	376
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,840	1,970
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	260	273
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	265	284
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	865	1,098
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	450	571
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	185	198
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	655	564
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	395	480
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,575	2,151
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	755	915
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,367
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,510
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,482
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,726
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	515
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	696
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	395	478
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,100	1,283
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,245
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,090	8,588
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	1,500	1,865
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,400	1,493
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	880	1,064
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,446
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,900	2,212
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	5,248
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	2,595	3,173
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,638
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	3,326
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	12,445	13,124
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	324
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	2,015	2,300
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	3,554
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	9,491
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	5,950	7,468
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	1,000	1,155
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,000	15,013
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	3,000	3,765
117

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	150	151
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	1,345	1,356
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	2,100	2,117
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	210	212
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.200%	1/1/22	350	353
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.250%	1/1/22	100	101
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.500%	1/1/22	100	101
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	3,235	3,750
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	5,000	4,796
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	15,000	15,578
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	7,705	8,916
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	7,420	9,328
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	12,000	14,430
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	1,000	1,040
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	1,000	1,058
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/24	1,170	1,205
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	4,700	4,949
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	5,965	6,417
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	135	151
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,520
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	220
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	175	203
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	255	301
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	65	78
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	101
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	110
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	10,395	11,404
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	140	166
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,105	3,406
118

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	410	481
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	8,800	10,326
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	805	882
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	105	123
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	485
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	1,275	1,396
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,412
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	1,180	1,380
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	6,218
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	6,445
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,640
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	14,280	15,605
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,860	7,185
				3,548,832
North Carolina (1.4%)
Charlotte NC (Transit Project) COP	4.000%	6/1/34	4,535	5,577
Charlotte NC (Transit Project) COP	4.000%	6/1/35	3,000	3,681
Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,740
Charlotte NC (Transit Project) COP	3.000%	6/1/37	1,665	1,822
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	8,660	10,484
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/51	1,000	1,160
Charlotte NC COP	3.000%	6/1/22	75	75
Charlotte NC COP	4.000%	6/1/49	2,750	3,179
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	100	108
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,857
Forsyth County NC GO	3.000%	4/1/29	4,535	5,157
Mecklenburg County NC GO	5.000%	12/1/21	1,320	1,325
Mecklenburg County NC GO	5.000%	12/1/26	1,780	2,166
Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	1,080	1,145
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	2,023
North Carolina Appropriations Revenue	5.000%	5/1/22	560	574
North Carolina Appropriations Revenue	5.000%	5/1/22	1,000	1,024
North Carolina Appropriations Revenue	5.000%	5/1/23	1,025	1,098
North Carolina Appropriations Revenue	5.000%	6/1/23	2,290	2,463
North Carolina Appropriations Revenue	5.000%	5/1/24	2,065	2,306
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,798
North Carolina Appropriations Revenue	5.000%	5/1/25	1,065	1,233
North Carolina Appropriations Revenue	5.000%	6/1/25	865	1,004
North Carolina Appropriations Revenue	5.000%	5/1/26	405	451
North Carolina Appropriations Revenue	5.000%	5/1/26	3,520	4,201
119

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Carolina Appropriations Revenue	5.000%	5/1/27	1,175	1,442
North Carolina Appropriations Revenue	5.000%	5/1/27	85	95
North Carolina Appropriations Revenue	5.000%	5/1/30	55	67
North Carolina Appropriations Revenue	5.000%	5/1/31	9,195	12,006
North Carolina Appropriations Revenue	4.000%	5/1/33	80	95
North Carolina Appropriations Revenue	4.000%	5/1/34	40	47
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/23	50	54
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	100	112
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	150	174
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,291
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,225	1,438
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	19,830	23,276
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	6.000%	1/1/22	792	800
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	6.000%	1/1/22	205	207
North Carolina GO	5.000%	5/1/22	500	512
North Carolina GO	5.000%	6/1/22	225	231
North Carolina GO	5.000%	6/1/23	5,215	5,609
North Carolina GO	5.000%	6/1/24	1,775	1,989
North Carolina GO	5.000%	6/1/24	10,000	11,204
North Carolina GO	5.000%	6/1/25	1,895	2,201
North Carolina GO	5.000%	6/1/26	3,350	4,017
North Carolina GO	5.000%	6/1/26	1,070	1,283
North Carolina GO	5.000%	6/1/28	6,010	7,584
North Carolina GO	5.000%	6/1/29	1,505	1,941
North Carolina GO	2.125%	6/1/36	1,180	1,187
North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	2,235	2,377
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	165	183
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	5,165	5,946
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	385	441
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	114
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,025	6,267
North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	115	144
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	300	308
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	245	269
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	295	336
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	145	170
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	195	227
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	305	354
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	40	46
North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,431
North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/25	2,655	3,087
North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/26	2,785	3,340
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	11,000	5,616
North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,812
120

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	225
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	7,444
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	705	868
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	224
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	4,250	4,656
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,409
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	10,000	10,641
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,506
	Wake County NC Appropriations Revenue	5.000%	3/1/24	5,000	5,545
	Wake County NC Appropriations Revenue	5.000%	3/1/25	3,250	3,738
	Wake County NC Appropriations Revenue	5.000%	3/1/26	1,750	2,078
	Wake County NC GO	5.000%	3/1/23	510	543
					212,858
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	1,001
[1]	University of North Dakota COP	2.500%	6/1/54	1,200	1,123
					2,124
Ohio (1.5%)
[7]	Akron OH Income Tax Revenue	4.000%	12/1/30	400	467
[7]	Akron OH Income Tax Revenue	4.000%	12/1/31	370	429
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,732
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	297
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,335	2,564
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	750	823
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	200	219
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	1,635	1,657
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,565
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.375%	2/15/44	170	172
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	70	71
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	6
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,473
	American Municipal Power Inc. Electric Power & Light Revenue, Prere.	5.250%	2/15/22	1,920	1,948
	Athens City School District GO	3.250%	12/1/48	2,775	2,990
[2]	Berea City School District GO	4.000%	12/1/53	250	276
	Brunswick City School District GO, Prere.	5.250%	6/1/23	500	540
	Brunswick City School District GO, Prere.	5.250%	6/1/23	640	691
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	7,790	8,065
[3]	Cincinnati City School District GO	5.250%	12/1/31	200	273
	Cleveland Heights & University Heights City School District GO, Prere.	4.500%	6/1/23	1,870	1,994
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	355	358
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,242
121

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland OH Airport System Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	200	202
	Cleveland State University College & University Revenue	5.000%	6/1/30	3,000	3,010
	Cleveland State University College & University Revenue	5.000%	6/1/37	295	296
	Columbus OH GO	4.000%	4/1/31	4,000	4,583
	Columbus OH GO, Prere.	5.000%	7/1/23	1,250	1,349
	Columbus OH Sewer Revenue	5.000%	6/1/27	220	250
	Columbus OH Sewer Revenue	5.000%	6/1/29	6,635	7,902
	Columbus OH Sewer Revenue	5.000%	6/1/32	1,530	1,812
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	6,167
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	537
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	569
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	3,217
	Cuyahoga Community College District College & University Revenue	5.000%	8/1/28	275	284
	Fairborn City School District GO	3.000%	12/1/55	5,000	5,268
	Forest Hills Local School District GO	5.000%	12/1/46	200	223
	Franklin City School District GO	3.000%	11/1/57	6,180	6,376
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	2,375
	Groveport-Madison Local School District GO, Prere.	5.000%	10/1/22	6,205	6,476
[1]	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project), Prere.	5.000%	6/1/22	100	103
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	200	239
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	468
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/38	260	283
	Miami University College & University Revenue	4.000%	9/1/45	4,025	4,643
	North Canton City School District GO	3.000%	11/1/56	2,500	2,611
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/49	6,235	6,708
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	600	644
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	3,065	3,289
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	3,765	4,175
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	300	342
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	6,890	7,854
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,420
	Ohio GO	5.000%	12/15/22	315	332
	Ohio GO	5.000%	9/15/23	140	152
	Ohio GO	5.000%	12/15/23	1,550	1,703
	Ohio GO	5.000%	9/15/24	1,040	1,177
	Ohio GO	5.000%	9/15/24	2,750	3,111
	Ohio GO	5.000%	9/1/25	505	590
	Ohio GO	5.000%	9/15/25	480	562
	Ohio GO	5.000%	9/15/25	190	222
	Ohio GO	5.000%	5/1/27	210	257
	Ohio GO	5.000%	8/1/27	4,510	5,559
	Ohio GO	5.000%	5/1/30	2,190	2,524
	Ohio GO	5.000%	3/15/33	1,535	1,696
	Ohio GO	5.000%	5/1/34	3,000	3,451
	Ohio GO	5.000%	3/15/37	1,635	1,800
122

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Government Fund/Grant Revenue	5.000%	12/15/22	175	184
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	220	242
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,085	1,292
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/22	1,000	1,051
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	849
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	339
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,195
	Ohio State University College & University Revenue	3.500%	6/1/38	405	418
	Ohio State University College & University Revenue	5.000%	12/1/39	645	726
	Ohio State University College & University Revenue	4.000%	6/1/43	3,220	3,366
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	2,381
	Ohio State University College & University Revenue	3.000%	12/1/44	5,000	5,345
	Ohio State University College & University Revenue	4.000%	12/1/48	11,500	13,570
	Ohio State University College & University Revenue	2.500%	12/1/51	1,000	987
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/30	400	425
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	455
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	35
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,155	777
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	1,120	1,188
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	107
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	361
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	343
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	169
[4]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	640	799
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	5,625	5,967
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	1,395	1,480
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	875	1,062
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/31	3,935	4,671
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,150	1,237
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	145	168
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,030	2,594
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	6,490	8,273
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	2,575	3,327
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,615
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,851
	Perry Local School District GO	3.000%	11/1/55	6,550	6,880
	Revere Local School District GO, Prere.	5.000%	6/1/22	265	272
	South-Western City School District GO, Prere.	4.000%	6/1/22	220	225
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	3,086
	University of Cincinnati College & University Revenue	5.000%	6/1/47	1,500	1,805
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	879
[2]	Warrensville Heights City School District GO	5.000%	12/1/44	515	577
[2]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,438
	Wickliffe City School District GO	3.125%	12/1/43	775	827
	Wickliffe City School District GO	3.250%	12/1/56	1,300	1,380
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	1,079
123

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	348
	Winton Woods City School District GO, Prere.	5.000%	5/1/22	500	512
					227,820
Oklahoma (0.2%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	926
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	1,134
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,650	8,024
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	270	325
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,608
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	841
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/45	1,000	1,165
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,476
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/22	15	15
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	3,488
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	228
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	452
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	175	218
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	565	642
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	500	579
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	1,615	1,792
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	130	155
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	6,455	7,296
					31,364
Oregon (1.0%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	2,265	2,746
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	271
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	435
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	264
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	2,753
	Multnomah County OR GO	5.000%	6/15/29	2,930	3,761
	Multnomah County OR GO, Prere.	4.000%	6/1/22	2,105	2,152
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	1,500	1,616
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	15,000	16,157
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	4,940	5,736
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/22	350	360
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/22	310	319
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	250
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	335	394
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/23	8,655	9,487
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	6,345	7,233
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,450	3,933
124

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,710	1,949
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	5,027
	Oregon GO	5.000%	12/1/23	500	549
	Oregon GO	5.000%	8/1/29	2,290	2,813
	Oregon GO, Prere.	5.000%	8/1/23	25	27
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	12,000	13,340
	Oregon State Lottery Revenue	5.000%	4/1/25	1,175	1,304
	Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,579
	Oregon State Lottery Revenue	5.000%	4/1/28	175	201
	Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,963
	Oregon State University College & University Revenue	5.000%	4/1/45	1,000	1,131
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,405
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	4,435	5,497
	Pennsylvania Turnpike Commission Fuel Sales Tax Revenue	5.000%	11/15/22	285	299
	Portland OR Sewer System Sewer Revenue	5.000%	6/15/22	4,505	4,640
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,457
	Portland OR Water System Water Revenue	5.000%	5/1/44	4,000	5,037
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	1,075	1,336
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,736
	Seaside School District No. 10 GO	0.000%	6/15/37	500	289
	University of Oregon College & University Revenue	5.000%	4/1/45	100	113
	University of Oregon College & University Revenue	3.500%	4/1/52	15,000	16,486
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,206
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,428
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,225	10,350
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,500	1,683
	Washington County OR GO	3.000%	7/1/34	1,055	1,155
					144,867
Pennsylvania (3.7%)
	Allegheny County PA GO	5.000%	11/1/27	1,180	1,429
	Allegheny County PA GO	5.000%	11/1/28	1,860	2,242
	Allegheny County PA GO	5.000%	11/1/29	675	812
	Allegheny County PA GO	5.000%	11/1/41	430	509
	Allegheny County PA GO, Prere.	5.000%	12/1/22	340	358
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/22	2,575	2,707
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,243
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	1,127
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	335	342
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	150	153
	Bucks County PA Middletown Township GO	5.000%	8/15/22	195	202
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	461
	Chester County IDA Recreational Revenue	4.000%	12/1/51	1,000	1,163
[1]	Coatesville School District GO	5.000%	8/1/23	285	308
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	115
125

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,485	1,527
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	100	103
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	491
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	2,000	2,368
	Commonwealth of Pennsylvania GO	5.000%	1/15/22	2,200	2,222
	Commonwealth of Pennsylvania GO	5.000%	3/15/22	1,005	1,023
	Commonwealth of Pennsylvania GO	5.000%	4/1/22	560	571
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	300	310
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	3,935	4,061
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	225	232
	Commonwealth of Pennsylvania GO	5.000%	8/15/22	25	26
	Commonwealth of Pennsylvania GO	5.000%	9/15/22	1,000	1,042
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	220	232
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	175	185
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	3,530	3,755
	Commonwealth of Pennsylvania GO	5.000%	3/15/23	775	826
	Commonwealth of Pennsylvania GO	5.000%	4/1/23	655	699
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	455	483
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	25	28
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	3,160	3,486
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	445	494
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	421
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	506
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	1,715	1,936
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	11,970	13,555
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,260
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	173
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	7,195	8,399
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	2,154
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,325	1,554
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,270	6,168
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	100	109
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	2,165	2,559
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,517
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,730	3,294
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,731
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,220	3,919
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,339
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	816
	Commonwealth of Pennsylvania GO	3.000%	4/1/27	25	26
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,000	6,162
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	245	295
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	310	374
	Commonwealth of Pennsylvania GO	5.000%	10/15/27	550	599
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	2,000	2,414
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	135	155
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,302
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	300	321
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,614
[2]	Commonwealth of Pennsylvania GO	4.000%	4/1/29	1,960	2,060
	Commonwealth of Pennsylvania GO	4.000%	4/1/29	405	425
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	865	1,036
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,997
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	100	105
126

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	3,665	4,211
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	5,000	5,733
	Commonwealth of Pennsylvania GO	4.000%	4/1/32	910	956
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	430
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	566
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	680	740
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	12,961
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,105	1,160
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	100	108
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,200	5,773
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	841
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	120	128
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	2,000	2,301
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	11,090
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	4,500	5,155
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	3,537
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,400	3,706
	Commonwealth of Pennsylvania GO, ETM	5.000%	6/1/22	300	308
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	1,205	1,207
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	390	391
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	1,545	1,548
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	390	391
	Commonwealth of Pennsylvania GO, Prere.	4.000%	6/1/22	1,250	1,278
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,635	3,737
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	1,400	1,439
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	2,110	2,169
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	1,800	1,850
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	150	154
[1]	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	775	797
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,500	1,601
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,910	2,039
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	770	822
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	10,865	11,597
[1]	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	11,950	12,756
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	470	527
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,800	2,020
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	15	16
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	235	277
	Delaware River Port Authority Highway Revenue	4.500%	1/1/32	345	372
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	109
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	245	258
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	4,555	6,448
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,070	6,467
	Governor Mifflin School District GO, Prere.	4.000%	4/1/23	500	526
	Haverford Township PA GO	4.000%	6/1/30	445	513
	Lehigh County Authority Water Revenue	5.000%	12/1/43	190	206
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	205	225
[1]	Luzerne County PA GO	5.000%	11/15/29	40	47
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	456
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	1,000	1,207
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	2,039
127

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	1,117
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	75
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	156
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	275
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	152
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/32	2,000	2,254
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,575	6,367
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	135
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	9/1/45	200	215
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	2,295	2,590
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	270	275
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	160	191
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	2,211
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	6,819
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	6,465	8,023
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	154
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	500	609
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	3,605	4,407
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,000	7,263
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	5,750	5,993
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	15,000	17,222
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	10,000	11,442
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	450	493
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,383
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	520	610
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	356
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	170	201
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,219
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	250	284
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,540	4,535
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,198
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	167
[1]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,447
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	3,540	4,012
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,360
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,550
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	245	293
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,740	3,332
128

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	440	483
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	670	796
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,199
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	4,275	5,560
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	1,130	1,272
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,742
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	3,370	3,806
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,966
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	5,054
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,850	2,138
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,386
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	265	312
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	5,900	6,961
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	3,151
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,365
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	163
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,900	4,481
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	355	385
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,227
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,000	5,745
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	280	314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	932
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	240	272
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	119
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,131
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	580	665
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	730	838
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	116
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,265	2,580
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	2,288
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	570
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	1,505	1,750
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	7,912
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,025	4,854
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,060	4,547
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	8,006
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	6,400	7,169
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	2,300	2,896
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	2,500	2,577
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	2,264
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	225	226
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,505	3,687
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,045	1,099
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	8,075	8,489
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	11,190	12,287
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	55
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	300	333
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	1,005
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	912
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	287
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	115	129
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,235	1,463
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	1,500	1,758
129

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	1,000	1,239
	Philadelphia PA GO	5.000%	8/1/26	5,225	6,255
[1]	Philadelphia PA GO	5.000%	8/1/30	800	972
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,701
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/43	1,000	1,235
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,256
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,932
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.125%	1/1/22	70	71
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,415	1,588
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,055	1,184
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,550
	Philadelphia School District GO	5.000%	9/1/25	555	646
[3]	Philadelphia School District GO	5.000%	6/1/27	365	448
[1]	Philadelphia School District GO	4.000%	9/1/43	1,060	1,216
	Philadelphia School District GO	5.000%	9/1/44	2,535	3,124
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	2,455	2,908
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,475
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	2,295
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	1,015
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	570	683
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	425	509
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	5,000	5,695
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/36	205	221
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	8,485
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	100	111
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,020	5,772
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	535	612
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	375	406
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	1,200	1,364
[2]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	625
					550,523
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	1,605	1,727
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	505	565
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	205	244
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	595	706
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/43	10,000	10,773
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	1,250	1,381
130

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	200	232
					15,628
South Carolina (1.1%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	235	258
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	5,655	6,182
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,505	1,611
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	1,195	1,311
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	780	856
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/36	4,495	4,934
	Richland County SC GO	5.000%	3/1/23	10,770	11,456
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/1/23	35	38
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,990	4,750
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	4,230	4,861
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	4,210	5,278
	South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	2,000	2,310
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	85	93
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	221
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	85
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	275	310
[3]	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	10
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	45	51
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	25	28
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	720	810
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/34	55	62
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/36	750	844
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	280	315
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	80	86
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	3,355	3,774
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	620	622
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	22
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	351
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	483
131

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	255	300
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	115	135
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	74
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	48
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	130
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	390	431
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	364
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	805
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	13,370
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	310
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,958
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	441
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	100	107
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,306
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,803
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	796
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,050	1,228
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	677
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	410	446
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	1,785	1,941
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	105	123
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/39	25	27
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,963
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	265	289
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	2,620	2,856
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	225	244
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	25	29
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	8,195	8,908
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	11,895	13,158
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	11,655	13,250
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/53	16,430	18,027
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	2,635	2,947
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	1,825	2,073
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	2,215	2,578
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	840	930
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	675
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	18
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/21	110	110
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	4.375%	12/1/33	80	80
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	3,620	3,634
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	25	25
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	90	90
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	12/1/21	20	20
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	45	46
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	9,270	9,531
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	150	154
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	270	306
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,450
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	6,157
					168,385
132

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Dakota (0.0%)
	County of Lincoln SD College & University Revenue	4.000%	8/1/61	680	731
Tennessee (0.3%)
	Memphis & Shelby County Port Commission Port, Airport & Marina Revenue	5.000%	4/1/35	500	502
[1]	Memphis Center City Finance Corp. Sales Tax Revenue, Prere.	5.250%	11/1/21	770	770
	Memphis TN GO	5.000%	4/1/26	7,385	8,482
	Memphis TN GO	4.000%	6/1/32	1,390	1,579
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	562
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22	785	810
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	556
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	325	365
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	315	360
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,735
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,215	1,453
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	8,975	10,470
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	1,480	1,713
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	3,542
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,365	1,578
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	410	433
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	805	868
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	1,107
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	3,140
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	875	984
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	1,520	1,707
	Shelby County TN GO	5.000%	3/1/24	690	765
	Tennessee GO	5.000%	8/1/22	15	16
	Tennessee GO, Prere.	4.000%	8/1/22	50	51
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/22	480	503
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	3,670	4,311
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	155	182
	Tennessee State School Bond Authority College & University Revenue, Prere.	5.000%	11/1/22	200	209
					49,753
133

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas (8.9%)
	Abilene TX GO, Prere.	5.000%	2/15/23	425	451
[3]	Alamo Community College District GO	4.500%	8/15/33	25	25
	Alamo Heights Independent School District GO	4.000%	2/1/30	330	378
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/46	310	351
	Aldine Independent School District GO	5.000%	2/15/22	1,250	1,267
	Alief Independent School District GO	4.000%	2/15/30	2,530	2,854
	Alief Independent School District GO	4.000%	2/15/31	2,580	2,907
	Alvin TX Independent School District GO	4.000%	2/15/29	3,415	3,675
	Arlington TX Independent School District GO	5.000%	2/15/23	500	531
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	396
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	1,120
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,310
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,015	2,529
	Austin TX GO	5.000%	9/1/22	2,500	2,600
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	315	330
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	591
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	200	201
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	105	110
	Bexar County TX GO	5.000%	6/15/43	2,490	2,950
	Bexar County TX GO, Prere.	4.000%	6/15/23	610	647
	Bexar County TX GO, Prere.	5.000%	6/15/23	3,560	3,834
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,683
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/22	400	415
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	125	150
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	170	205
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/51	3,000	2,986
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	170	181
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,925	2,240
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	6,080
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	2,430	2,932
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	1,000	1,236
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,000	5,597
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	7,160	8,090
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,250	1,390
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,125	1,187
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	550	639
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	100	116
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	95	95
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	336
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,410
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,593
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,805
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	9,365	10,462
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	725	417
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	3,630	1,994
134

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	4,745	5,273
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	790	882
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	6,304
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,420	7,160
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	1,648	1,711
[1]	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	130	135
	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,887
	Collin County Community College District GO	5.000%	8/15/24	1,515	1,710
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,398
	Comal Independent School District GO	4.000%	2/1/39	3,585	3,819
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,100	1,264
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	547
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	750	887
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	15	18
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	2,375	2,714
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,600	1,763
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28	5,500	6,970
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	430	564
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	361
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	5,060	6,476
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36	3,075	3,587
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	4,255	4,935
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	6,515	7,542
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/48	1,305	1,509
	Dallas College GO	4.000%	2/15/28	730	836
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	120
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,140	1,397
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	325	369
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/25	510	512
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	447
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	385	422
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,185	2,798
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	2,090	2,289
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	675	706
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/39	1,000	1,033
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	600	652
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,405	5,522
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	4,685	5,378
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/45	10,545	10,581
	Dallas Independent School District GO	5.000%	2/15/23	2,050	2,176
	Dallas Independent School District GO	5.000%	8/15/23	125	136
	Dallas Independent School District GO	5.000%	8/15/24	535	603
	Dallas Independent School District GO	4.000%	2/15/29	5,050	5,596
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	385	390
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	380	385
135

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Independent School District GO, Prere.	3.000%	8/15/22	200	204
	Dallas Independent School District GO, Prere.	4.000%	8/15/22	1,435	1,478
	Dallas Independent School District GO, Prere.	5.000%	8/15/22	430	446
	Dallas Independent School District GO, Prere.	5.000%	8/15/24	1,275	1,440
	Dallas Independent School District GO, Prere.	5.000%	8/15/24	3,200	3,614
	Dallas TX GO	5.000%	2/15/23	3,370	3,577
	Dallas TX GO	5.000%	2/15/25	10	11
	Dallas TX GO	5.000%	2/15/27	1,870	2,062
	Dallas TX GO	5.000%	2/15/28	12,205	13,425
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	1,265	1,379
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	1,635	1,853
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	1,970	2,304
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	800	965
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	860	1,036
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	265
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	545	569
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	50	52
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	425	465
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	350	383
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/44	110	115
	Denton Independent School District GO	5.000%	8/15/48	2,565	3,090
	Denton Independent School District GO, Prere.	5.000%	2/15/23	130	138
	Denton Independent School District GO, Prere.	5.000%	8/15/25	110	128
	Denton Independent School District GO, Prere.	5.000%	8/15/25	1,900	2,218
	Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,278
	Eagle Brook Meadows Metropolitan District No. 3 GO	2.250%	8/15/51	5,000	4,598
	El Paso Independent School District GO	4.000%	8/15/48	5,000	5,809
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	766
	Fort Bend County TX GO	5.000%	3/1/28	2,375	2,716
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,928
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/32	70	71
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/37	580	589
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	4.000%	3/1/46	585	591
	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,590	1,603
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	816
	Frenship Independent School District GO	3.000%	2/15/51	5,000	5,258
	Frenship Independent School District GO, Prere.	5.000%	2/15/24	375	415
	Frisco Independent School District GO	5.000%	8/15/36	1,295	1,619
	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	3,000	2,990
	Granbury Independent School District GO	5.000%	8/1/23	1,000	1,079
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	5,470	6,699
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	1,995	2,429
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.850% coupon rate effective 10/1/23	0.000%	10/1/48	50	57
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	30,550	33,283
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	18,040	19,740
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	7,515	8,259
136

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hallsville TX Independent School District GO	5.000%	2/15/22	4,335	4,395
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,148
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	856
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	454
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	425
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	160	168
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,525	2,866
	Harris County Flood Control District GO	4.000%	10/1/45	5,000	5,841
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	7,500	8,745
	Harris County TX GO	5.000%	10/1/24	280	292
	Harris County TX GO	5.000%	10/1/24	545	569
	Harris County TX GO	5.000%	10/1/26	1,255	1,475
	Harris County TX GO	5.000%	10/1/27	2,650	3,107
	Harris County TX GO	5.000%	10/1/28	920	1,077
	Harris County TX Highway Revenue	5.000%	8/15/22	670	695
	Harris County TX Highway Revenue	5.000%	8/15/23	870	943
	Harris County TX Highway Revenue	5.000%	8/15/24	1,805	2,038
	Harris County TX Highway Revenue	5.000%	8/15/28	615	737
	Harris County TX Highway Revenue	5.000%	8/15/29	850	882
	Harris County TX Highway Revenue	5.000%	8/15/30	150	156
	Harris County TX Highway Revenue	5.000%	8/15/30	770	918
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,278
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	700
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	195
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	205	226
	Hidalgo County TX GO	4.000%	8/15/43	3,905	4,435
	Houston Community College System GO, Prere.	5.000%	2/15/23	430	456
	Houston Community College System GO, Prere.	5.000%	2/15/23	1,130	1,200
	Houston Community College System GO, Prere.	5.000%	2/15/23	7,015	7,446
	Houston Independent School District GO	5.000%	2/15/22	100	101
	Houston Independent School District GO	5.000%	2/15/23	1,170	1,242
	Houston Independent School District GO	5.000%	2/15/24	3,645	4,037
	Houston Independent School District GO	5.000%	2/15/24	255	282
	Houston Independent School District GO	5.000%	2/15/25	2,740	3,151
	Houston Independent School District GO	5.000%	2/15/26	3,605	4,283
	Houston Independent School District GO	5.000%	2/15/27	150	177
	Houston Independent School District GO	5.000%	2/15/29	200	235
	Houston Independent School District GO	5.000%	2/15/30	835	980
	Houston Independent School District GO	5.000%	2/15/31	3,730	4,376
	Houston Independent School District GO	4.000%	2/15/33	500	577
	Houston Independent School District GO PUT	2.250%	6/1/22	1,000	1,011
	Houston Independent School District GO PUT	3.000%	6/1/24	1,000	1,066
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	85	102
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	160	196
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	1,195	1,485
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,000	6,120
137

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	4,530	4,675
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	3,500	3,612
	Houston TX Combined Utility System Revenue Water Revenue	5.000%	11/15/32	6,015	7,842
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/22	1,070	1,098
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	355	381
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	310	347
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	395	442
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	620	691
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	399
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,080	1,305
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	405	487
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	335	403
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	150	169
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	590
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,252
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	2,342
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	84
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,707
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	2,720	3,378
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	5,750	6,813
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,307
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	100	100
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	175	175
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	400	401
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	750	751
	Houston TX GO	5.000%	3/1/22	8,000	8,128
	Houston TX GO	5.000%	3/1/22	2,955	3,002
	Houston TX GO	5.000%	3/1/23	4,900	5,209
	Houston TX GO	5.000%	3/1/24	140	155
	Houston TX GO	5.000%	3/1/25	100	115
	Houston TX GO	5.000%	3/1/26	2,145	2,542
	Houston TX GO	5.000%	3/1/27	2,215	2,610
	Houston TX GO	5.000%	3/1/27	1,000	1,216
	Houston TX GO	5.000%	3/1/28	300	353
	Houston TX GO	5.000%	3/1/28	6,080	7,359
	Houston TX GO	5.000%	3/1/28	85	106
	Houston TX GO	5.000%	3/1/30	1,000	1,296
	Houston TX GO	5.000%	3/1/31	1,355	1,789
	Houston TX GO	4.000%	3/1/32	2,000	2,425
	Houston TX GO, Prere.	5.000%	3/1/22	225	229
	Houston TX GO, Prere.	5.000%	3/1/22	225	229
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	664
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	553
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,138
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	553
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	552
	Irving TX GO	5.000%	9/15/29	1,525	1,940
	Judson Independent School District GO	4.000%	2/1/41	5	6
138

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keller TX Independent School District GO	4.000%	8/15/38	21,260	23,650
	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,587
	Killeen TX GO, Prere.	5.000%	8/1/22	1,495	1,549
	Klein Independent School District GO	4.000%	8/1/29	1,625	1,825
	Klein Independent School District GO	4.000%	8/1/40	23,645	26,116
	Klein Independent School District GO	4.000%	2/1/45	6,410	6,986
	Laredo College District Combined Fee Revenue GO	4.000%	8/1/28	1,640	1,789
	Leander Independent School District GO	5.000%	8/15/38	450	517
	Leander Independent School District GO	5.000%	8/15/40	400	459
	Leander Independent School District GO	0.000%	8/16/42	1,655	811
	Leander Independent School District GO	5.000%	8/15/49	2,000	2,336
	Leander Independent School District GO, Prere.	5.000%	8/15/23	260	282
	Leander Independent School District GO, Prere.	5.000%	8/15/23	180	195
	Leander Independent School District GO, Prere.	0.000%	8/15/24	120	55
	Lewisville Independent School District GO	5.000%	8/15/22	1,000	1,038
	Lewisville Independent School District GO	5.000%	8/15/25	2,840	3,076
	Lewisville Independent School District GO	4.000%	8/15/26	550	621
	Lewisville Independent School District GO	4.000%	8/15/27	1,855	2,088
	Lewisville Independent School District GO	5.000%	8/15/28	1,605	1,865
	Lone Star College System GO	5.000%	2/15/24	450	498
	Longview Independent School District GO	4.000%	2/15/30	4,480	5,084
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/37	1,355	1,389
[1,7]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	9,175
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	850	872
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,450	1,676
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,120	6,283
	Lower Colorado River Authority Lease Revenue	4.000%	5/15/31	1,250	1,273
	Lower Colorado River Authority Lease Revenue	5.500%	5/15/32	200	215
	Lower Colorado River Authority Lease Revenue	4.000%	5/15/39	300	305
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/39	3,775	4,021
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	500	569
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	660	773
	Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	5,418
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/46	8,745	9,994
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/51	10,000	11,363
	Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	4,243
	Mesquite Independent School District GO	5.000%	8/15/32	3,845	4,580
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	5.000%	9/15/22	440	458
	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,508
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,227
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	2,219
	New Caney Independent School District GO	5.000%	2/15/38	2,500	2,967
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	600	604
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	147
	North East TX Independent School District GO, Prere.	5.000%	2/1/24	325	359
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/60	4,000	4,591
[2]	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/30	3,395	3,569
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	413
139

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,489
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	4,540	5,270
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	6,665
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	1,960	1,976
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,400	1,477
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	4,675	4,932
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	600	633
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	235	258
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,140	1,202
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,455	2,696
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,230	1,296
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,125	1,235
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,665	4,316
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,990	3,282
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	145	170
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	58
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,460	2,796
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,635	1,905
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	410
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	230	261
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,162
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	800	876
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,320
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,154
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,694
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	250	283
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,434
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	282
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	115	125
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	3,296
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,904
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	676
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	2,485	2,618
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	505	553
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,480	9,881
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	7,055	7,427
[1]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	640	674
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	4,120	4,661
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	3,010	3,649
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	8,410	9,967
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,866
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	1,107
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	964
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	8,350	9,862
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	2,000	2,272
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	115	64
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	400	422
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	2,190	2,207
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	200	202
[9]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	10,685	12,620
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	100	119
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	7,800	7,146
140

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,180	1,055
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,425	2,109
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	100	84
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	127
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	105	84
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	1,005	781
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	151
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	8,550	6,251
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	605	429
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	1,095	753
	Northside Independent School District GO PUT	2.750%	8/1/23	1,320	1,372
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	850	955
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	2,100	2,354
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	546
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,431
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	300	322
	Prosper Independent School District GO	2.250%	2/15/52	6,110	5,686
	Red River Education Finance Corp. College & University Revenue, Prere.	5.000%	3/15/23	150	160
	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,600
	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	120	138
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	6,094
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,500	3,860
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	3,398
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/33	890	915
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/34	165	169
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	1,465	1,483
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	675	683
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	4,140	4,387
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	220	233
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	2,140	2,376
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,615	1,673
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	695	802
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	170	201
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	910	1,090
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	300	359
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	360	430
141

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	304
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,040	1,320
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	584
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	2,374
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	6,930	8,861
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	3,477
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	207
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,370	6,386
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	13,000	16,214
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	310	314
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/23	1,230	1,303
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	5,395	5,717
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	16,910	17,918
San Antonio TX Independent School District GO	5.000%	2/15/24	720	797
San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,240
San Antonio Water System Water Revenue	5.000%	5/15/26	705	755
San Antonio Water System Water Revenue	5.000%	5/15/33	585	701
San Antonio Water System Water Revenue	5.000%	5/15/34	8,025	9,605
San Antonio Water System Water Revenue	4.000%	5/15/51	5,000	5,854
San Jacinto Community College District GO	4.000%	2/15/41	2,150	2,378
Spring Branch Independent School District GO	5.000%	2/1/23	1,280	1,356
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	145	155
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	250	271
Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/22	1,955	1,986
Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	50	55
Texas A&M University College & University Revenue	5.000%	5/15/26	3,500	4,177
Texas GO	5.000%	4/1/22	1,605	1,637
Texas GO	5.000%	10/1/22	6,000	6,022
Texas GO	5.000%	10/1/22	610	637
Texas GO	5.000%	10/1/22	1,455	1,519
Texas GO	5.000%	4/1/23	2,845	3,038
Texas GO	5.000%	10/1/23	225	245
Texas GO	5.000%	4/1/24	805	895
Texas GO	5.000%	10/1/24	1,020	1,136
Texas GO	5.000%	10/1/24	2,130	2,415
Texas GO	5.000%	10/1/24	285	323
Texas GO	5.000%	4/1/25	1,720	1,916
Texas GO	5.000%	10/1/25	2,010	2,236
Texas GO	5.000%	10/1/25	985	1,118
Texas GO	5.000%	10/1/25	800	938
142

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas GO	5.000%	4/1/26	2,435	2,707
Texas GO	5.000%	10/1/26	270	306
Texas GO	5.000%	10/1/26	970	1,139
Texas GO	5.000%	10/1/27	360	407
Texas GO	5.000%	10/1/27	1,710	2,004
Texas GO	5.000%	10/1/28	3,205	3,747
Texas GO	5.000%	10/1/29	5,365	6,629
Texas GO	5.000%	10/1/29	1,015	1,186
Texas GO	4.000%	10/1/31	425	459
Texas GO	5.000%	10/1/31	510	626
Texas GO	5.000%	10/1/31	9,390	10,946
Texas GO	5.000%	10/1/32	2,060	2,525
Texas GO	5.000%	10/1/33	965	1,182
Texas GO	5.000%	10/1/34	270	331
Texas GO	5.000%	10/1/36	1,105	1,281
Texas GO	4.000%	10/1/44	3,000	3,254
Texas GO, Prere.	5.000%	4/1/22	640	653
Texas GO, Prere.	5.000%	4/1/24	640	711
Texas GO, Prere.	5.000%	4/1/24	455	506
Texas GO, Prere.	5.000%	4/1/24	1,550	1,723
Texas GO, Prere.	5.000%	4/1/24	230	256
Texas GO, Prere.	5.000%	4/1/24	3,665	4,074
Texas GO, Prere.	5.000%	4/1/24	1,300	1,445
Texas GO, Prere.	5.000%	4/1/24	665	739
Texas GO, Prere.	5.000%	4/1/24	555	617
Texas GO, Prere.	5.000%	4/1/24	750	834
Texas GO, Prere.	5.000%	10/1/24	3,730	4,226
Texas GO, Prere.	5.000%	10/1/24	47,710	54,058
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,250	2,692
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	5,351
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	4,149
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,364
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	245	305
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,173
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,170
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	1,162
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,216
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	1,159
Texas State University System College & University Revenue	5.000%	3/15/27	1,715	2,091
Texas State University System College & University Revenue	5.000%	3/15/29	150	181
Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,707
Texas Transportation Commission Highway Revenue	0.000%	8/1/50	585	164
Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	1,374
Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	1,249
Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	118
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	2,299
143

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/22	375	383
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/22	1,770	1,848
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	3,285	3,507
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	2,000	2,181
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	300
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	385
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	3,430	3,818
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,795	4,448
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,060	3,587
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	920	1,111
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,201
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	1,991
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	100	111
Texas Water Development Board Water Revenue	5.000%	4/15/24	275	306
Texas Water Development Board Water Revenue	5.000%	4/15/25	265	307
Texas Water Development Board Water Revenue	5.000%	10/15/29	875	1,026
Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,212
Texas Water Development Board Water Revenue	5.000%	10/15/31	550	644
Texas Water Development Board Water Revenue	5.000%	10/15/32	4,220	5,311
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,050	1,230
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,070	1,268
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,790	2,009
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,316
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,773
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,235	4,999
Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	2,474
Texas Water Development Board Water Revenue	4.000%	10/15/36	1,420	1,696
Texas Water Development Board Water Revenue	5.000%	10/15/40	4,385	5,105
Texas Water Development Board Water Revenue	4.000%	10/15/44	2,575	3,017
Texas Water Development Board Water Revenue	5.000%	10/15/45	11,665	13,520
Texas Water Development Board Water Revenue	5.000%	10/15/46	4,055	4,826
Texas Water Development Board Water Revenue	5.000%	10/15/47	5,000	6,089
Texas Water Development Board Water Revenue	5.000%	4/15/49	13,965	17,222
Texas Water Development Board Water Revenue	4.000%	10/15/49	19,125	22,275
Texas Water Development Board Water Revenue	4.000%	10/15/56	10,000	11,638
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	260	319
University of Houston College & University Revenue	5.000%	2/15/26	100	118
University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,750
University of Houston College & University Revenue	5.000%	2/15/36	4,740	5,498
University of Houston College & University Revenue	4.000%	2/15/47	150	163
University of Texas System College & University Revenue	5.000%	8/15/23	465	505
University of Texas System College & University Revenue	5.000%	8/15/23	130	141
University of Texas System College & University Revenue	5.375%	8/15/23	605	661
144

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Texas System College & University Revenue	5.000%	8/15/24	240	271
	University of Texas System College & University Revenue	5.000%	8/15/25	1,225	1,431
	University of Texas System College & University Revenue	5.000%	8/15/25	7,440	8,688
	University of Texas System College & University Revenue	5.000%	8/15/25	595	695
	University of Texas System College & University Revenue	5.000%	8/15/26	3,285	3,954
	University of Texas System College & University Revenue	5.000%	8/15/26	3,250	3,912
	University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,800
	University of Texas System College & University Revenue	5.000%	8/15/27	815	1,005
	University of Texas System College & University Revenue	5.000%	8/15/29	5,660	7,305
	University of Texas System College & University Revenue	5.000%	8/15/31	1,910	2,562
	University of Texas System College & University Revenue	5.000%	8/15/43	1,050	1,087
	University of Texas System College & University Revenue	5.000%	8/15/44	700	780
	University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,879
	Waco Educational Finance Corp. College & University Revenue, Prere.	5.000%	3/1/22	3,500	3,555
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	1,116
	Williamson County TX GO	4.000%	2/15/28	3,000	3,561
	Ysleta Independent School District GO	5.000%	8/15/47	6,000	7,070
	Ysleta Independent School District GO, Prere.	4.000%	8/15/22	1,950	2,009
	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	7,875	9,208
					1,340,983
Utah (0.4%)
	Central Utah Water Conservancy District Water Revenue, Prere.	5.000%	10/1/22	4,950	5,165
	Jordan School District GO	4.000%	6/15/29	2,450	2,738
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	179
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	1,048
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,489
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,166
	University of Utah College & University Revenue	5.000%	8/1/25	1,000	1,166
	University of Utah College & University Revenue	4.000%	8/1/33	425	489
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	95	103
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	40	43
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	565	612
	Utah GO	5.000%	7/1/25	5,310	6,187
	Utah GO	5.000%	7/1/26	10,855	13,047
	Utah GO	5.000%	7/1/26	6,610	7,945
[1]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,580
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	1,038
	Utah Transit Authority Government Securities & Interest Revenue, ETM	5.000%	6/15/37	120	139
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	471
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	700	785
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,145	4,676
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	535	400
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	4,292
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	315	366
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	705	819
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	185	215
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	209
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,500	2,907
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	3,590	4,175
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	58
					63,507
145

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vermont (0.0%)
University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	170	177
University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	140	154
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	225
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	223
				779
Virginia (1.6%)
Arlington County VA GO	5.000%	8/1/22	315	326
Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	7,605	8,885
Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,820	6,344
Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/47	10,505	10,829
Commonwealth of Virginia GO	5.000%	6/1/27	180	209
Fairfax County VA GO	5.000%	4/1/23	125	133
Fairfax County VA GO	5.000%	10/1/23	1,080	1,178
Fairfax County VA GO	4.000%	10/1/27	2,510	2,869
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	562
Fairfax VA GO, Prere.	4.000%	1/15/22	120	121
Hampton Roads Sanitation District Sewer Revenue , Prere.	5.000%	8/1/26	125	150
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,685	3,195
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.250%	7/1/60	825	1,039
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	6,270	6,471
Hampton VA GO, Prere.	4.000%	4/1/23	500	527
Henrico County VA GO	5.000%	7/15/23	890	962
Richmond VA GO	3.375%	3/1/41	1,450	1,610
Richmond VA GO, Prere.	5.000%	3/1/23	6,000	6,381
Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	165
Richmond VA Public Utility Water Revenue	5.000%	1/15/32	140	165
University of Virginia College & University Revenue	5.000%	4/1/44	5,000	6,027
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	6,446
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	9,495
University of Virginia College & University Revenue, Prere.	5.000%	12/1/22	1,150	1,210
University of Virginia College & University Revenue, Prere.	5.000%	6/1/23	5,400	5,806
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	2,000	2,024
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	2,500	2,650
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	6,000	6,634
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	145	172
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,465
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	3,000	3,747
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	3,070	3,808
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,908
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	5,465
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	3,249
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	1,370	1,645
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	317
146

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	2,263
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	3,610	4,145
Virginia College Building Authority College & University Revenue	5.000%	9/1/23	410	446
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	3,912
Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	5,303
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	7,074
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/22	22,475	22,745
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/36	8,200	8,980
Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	3,000	3,622
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	2,000	2,179
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	250	268
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,260	1,459
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,385	2,919
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	400	498
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	1,735	2,151
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	758
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,923
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	270	313
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	289
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	4.000%	5/15/32	380	387
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	4.000%	5/15/37	165	168
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	4,400
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	185	190
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,735
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,085	1,302
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	446
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	4,065	4,598
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	10,000	12,660
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,518
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	185	203
147

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	255	297
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,160	2,662
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	445	461
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	90	93
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	5	5
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	1,730	2,017
Virginia Public School Authority Lease Revenue	5.000%	8/1/26	350	407
Virginia Public School Authority Lease Revenue	5.000%	8/1/27	2,270	2,637
Virginia Public School Authority Lease Revenue	5.000%	8/1/30	4,485	5,775
Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	1,075	1,113
Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,949
Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,809
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	335	361
				234,629
Washington (2.8%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	4,600	5,478
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	1,720	2,560
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	11/1/25	1,250	1,422
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	2,450	2,883
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	6,380	7,509
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,310	1,542
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	585	688
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,560	1,836
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	160	188
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	8,410	9,898
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	655	771
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	12,260	14,276
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	345	385
Energy Northwest Nuclear Revenue	5.000%	7/1/22	1,365	1,409
Energy Northwest Nuclear Revenue	5.000%	7/1/22	420	433
Energy Northwest Nuclear Revenue	5.000%	7/1/23	165	178
Energy Northwest Nuclear Revenue	5.000%	7/1/24	710	798
Energy Northwest Nuclear Revenue	5.000%	7/1/25	855	996
Energy Northwest Nuclear Revenue	5.000%	7/1/26	1,365	1,637
Energy Northwest Nuclear Revenue	5.000%	7/1/27	3,635	4,341
Energy Northwest Nuclear Revenue	5.000%	7/1/28	680	811
Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,975	2,421
Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,760	4,680
Energy Northwest Nuclear Revenue	5.000%	7/1/33	270	328
Energy Northwest Nuclear Revenue	5.000%	7/1/34	125	155
Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,110	1,395
Energy Northwest Nuclear Revenue	5.000%	7/1/39	1,225	1,556
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	855	960
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,460	2,950
148

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,165	1,201
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	100	112
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,683
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	765	940
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,990	3,083
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,220	2,724
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/23	250	270
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	440	512
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	1,380	1,600
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	280	326
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	210	235
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	3,290	4,037
	King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,236
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	2,615	2,968
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	195	235
	King County WA GO	4.000%	7/1/30	5,740	6,667
	King County WA GO	5.000%	1/1/31	5,905	7,807
	King County WA GO	5.000%	1/1/32	5,035	6,712
	King County WA Sewer Revenue	4.000%	7/1/33	415	471
[1]	King County WA Sewer Revenue Sewer Revenue	5.000%	1/1/47	11,900	13,139
	King County WA Sewer Revenue, Prere.	5.000%	1/1/22	665	670
	King County WA Sewer Revenue, Prere.	5.000%	7/1/23	6,025	6,501
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	105	120
	Pierce & King Counties School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,851
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,378
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	2,115	2,495
	Pierce County WA Sewer Revenue, Prere.	4.000%	8/1/22	55	57
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	792
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	6,270	6,486
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,130	5,308
	Port of Tacoma WA GO	5.000%	12/1/27	2,165	2,628
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	901
	Seattle WA GO	4.000%	10/1/27	1,230	1,291
	Seattle WA GO	4.000%	12/1/27	1,430	1,509
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/41	27,145	32,313
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,440
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	500	562
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/45	1,070	1,238
	Spokane WA GO	4.000%	12/1/31	1,475	1,716
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,693
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	10,000	10,453
	University of Washington College & University Revenue	4.000%	12/1/41	1,765	1,999
	University of Washington College & University Revenue	3.125%	7/1/42	1,245	1,270
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,195
	University of Washington College & University Revenue PUT	5.000%	5/1/22	5,000	5,011
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	2,500	2,580
	Washington GO	5.000%	7/1/22	220	227
	Washington GO	5.000%	8/1/22	1,055	1,093
	Washington GO	5.000%	1/1/23	115	121
149

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	7/1/23	585	631
Washington GO	5.000%	7/1/23	1,505	1,553
Washington GO	5.000%	7/1/23	1,510	1,630
Washington GO	5.000%	7/1/23	310	335
Washington GO	5.000%	8/1/23	855	926
Washington GO	5.000%	8/1/23	7,500	8,123
Washington GO	5.000%	7/1/24	135	139
Washington GO	5.000%	7/1/24	805	904
Washington GO	5.000%	7/1/24	525	589
Washington GO	5.000%	7/1/24	145	163
Washington GO	4.000%	7/1/25	1,455	1,490
Washington GO	5.000%	7/1/25	420	433
Washington GO	5.000%	7/1/25	445	480
Washington GO	5.000%	7/1/25	565	583
Washington GO	5.000%	7/1/25	295	337
Washington GO	5.000%	7/1/25	355	413
Washington GO	5.000%	7/1/25	1,035	1,203
Washington GO	5.000%	8/1/25	295	344
Washington GO	4.000%	7/1/26	2,735	2,985
Washington GO	5.000%	7/1/26	330	390
Washington GO	5.000%	7/1/26	6,550	7,853
Washington GO	4.000%	7/1/27	4,170	4,271
Washington GO	4.000%	7/1/27	3,840	3,933
Washington GO	5.000%	7/1/27	3,385	3,850
Washington GO	5.000%	8/1/27	5,370	6,615
Washington GO	4.000%	7/1/28	5,990	6,134
Washington GO	4.000%	7/1/28	10	10
Washington GO	5.000%	7/1/28	350	398
Washington GO	5.000%	7/1/28	125	142
Washington GO	5.000%	7/1/28	810	952
Washington GO	5.000%	7/1/28	5,330	6,061
Washington GO	3.000%	7/1/29	275	279
Washington GO	5.000%	7/1/29	390	443
Washington GO	5.000%	7/1/29	65	76
Washington GO	5.000%	7/1/30	13,695	15,563
Washington GO	5.000%	7/1/30	205	241
Washington GO	5.000%	8/1/30	75	81
Washington GO	5.000%	8/1/30	2,310	2,767
Washington GO	5.000%	2/1/31	1,900	2,090
Washington GO	5.000%	7/1/31	2,530	2,873
Washington GO	5.000%	7/1/31	2,000	2,271
Washington GO	5.000%	8/1/31	975	1,053
Washington GO	5.000%	8/1/31	595	712
Washington GO	5.000%	7/1/32	2,955	3,354
Washington GO	5.000%	7/1/32	425	498
Washington GO	5.000%	8/1/32	2,065	2,395
Washington GO	5.000%	7/1/33	400	454
Washington GO	5.000%	7/1/33	1,870	2,191
Washington GO	5.000%	8/1/33	620	670
Washington GO	5.000%	8/1/33	745	864
Washington GO	5.000%	8/1/33	875	1,069
Washington GO	5.000%	8/1/34	235	254
Washington GO	5.000%	8/1/34	15	18
Washington GO	5.000%	8/1/34	215	249
Washington GO	5.000%	8/1/35	500	610
150

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/36	1,410	1,633
	Washington GO	5.000%	8/1/37	8,575	9,901
	Washington GO	5.000%	8/1/37	560	665
	Washington GO	5.000%	2/1/38	1,050	1,151
	Washington GO	5.000%	6/1/38	2,020	2,585
	Washington GO	5.000%	8/1/38	10,455	11,281
	Washington GO	5.000%	6/1/39	1,100	1,405
	Washington GO	5.000%	8/1/39	14,350	16,023
	Washington GO	5.000%	8/1/39	3,175	3,658
	Washington GO	5.000%	8/1/39	560	663
	Washington GO	5.000%	8/1/40	675	777
	Washington GO	5.000%	8/1/40	3,105	3,574
	Washington GO	5.000%	8/1/41	11,840	15,397
	Washington GO	5.000%	2/1/42	500	604
	Washington GO	5.000%	8/1/43	1,025	1,253
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,730	1,799
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,790	1,862
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	1,755	1,824
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	1,520	1,579
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	100	108
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	3,276
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	1,153
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,155	3,505
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,746
	Washington State University College & University Revenue	5.000%	4/1/40	165	186
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	424
					423,317
West Virginia (0.0%)
	West Virginia GO	4.000%	12/1/42	1,230	1,419
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/22	1,000	1,044
					2,463
Wisconsin (0.8%)
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	750	876
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	1,051
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	245	283
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	8,375	9,670
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	3,861
	West De Pere School District GO	3.000%	4/1/32	2,885	3,124
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	245	291
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	1,062
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	854
151

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	10,500	2,380
[1]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	54
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	1,190	1,228
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	3,005	3,693
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	560	629
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	1,945	2,178
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	780	805
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	115	124
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	1,225	1,377
	Wisconsin GO	5.000%	11/1/21	100	100
	Wisconsin GO	5.000%	11/1/22	320	335
	Wisconsin GO	5.000%	11/1/22	25	26
	Wisconsin GO	5.000%	11/1/23	575	603
	Wisconsin GO	5.000%	11/1/23	215	235
	Wisconsin GO	5.000%	5/1/24	2,685	2,876
	Wisconsin GO	5.000%	5/1/24	120	129
	Wisconsin GO	5.000%	5/1/24	1,000	1,115
	Wisconsin GO	5.000%	11/1/24	2,225	2,528
	Wisconsin GO	5.000%	11/1/24	535	608
	Wisconsin GO	5.000%	5/1/25	8,610	9,794
	Wisconsin GO	5.000%	11/1/25	140	162
	Wisconsin GO	5.000%	5/1/26	90	102
	Wisconsin GO	5.000%	11/1/26	165	199
	Wisconsin GO	5.000%	5/1/27	2,945	3,341
	Wisconsin GO	5.000%	5/1/28	4,250	4,821
	Wisconsin GO	5.000%	11/1/28	2,000	2,378
	Wisconsin GO	5.000%	11/1/28	220	268
	Wisconsin GO	5.000%	11/1/28	2,135	2,605
	Wisconsin GO	5.000%	11/1/29	1,345	1,599
	Wisconsin GO	5.000%	11/1/29	3,550	4,331
	Wisconsin GO	5.000%	11/1/31	1,150	1,395
	Wisconsin GO	5.000%	11/1/32	3,750	4,547
	Wisconsin GO	5.000%	5/1/34	3,480	3,989
	Wisconsin GO	4.000%	5/1/37	12,140	14,143
	Wisconsin GO	4.000%	5/1/38	13,025	15,148
	Wisconsin GO	5.000%	5/1/38	3,880	4,444
	Wisconsin GO, Prere.	5.000%	11/1/21	250	250
	Wisconsin GO, Prere.	5.000%	5/1/22	1,680	1,721
	Wisconsin GO, Prere.	5.000%	5/1/22	90	92
	Wisconsin GO, Prere.	5.000%	5/1/22	150	154
	Wisconsin GO, Prere.	5.000%	5/1/23	620	664
	Wisconsin GO, Prere.	5.000%	5/1/23	1,000	1,071
	Wisconsin GO, Prere.	5.000%	5/1/23	200	214
	Wisconsin GO, Prere.	5.000%	5/1/24	1,750	1,951
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	300	336
152

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/37	670	718
					122,532
Total Tax-Exempt Municipal Bonds (Cost $14,227,709)					14,563,687
				Shares
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[14]	Vanguard Municipal Cash Management Fund (Cost $418,062)	0.043%		4,179,851	418,069
Total Investments (99.6%) (Cost $14,645,771)					14,981,756
Other Assets and Liabilities—Net (0.4%)					65,224
Net Assets (100%)					15,046,980
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Step bond.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2021.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $7,891,000, representing 0.1% of net assets.
12	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.

See accompanying Notes, which are an integral part of the Financial Statements.
153

Tax-Exempt Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,227,709)	14,563,687
Affiliated Issuers (Cost $418,062)	418,069
Total Investments in Securities	14,981,756
Investment in Vanguard	511
Cash	795
Receivables for Investment Securities Sold	7,126
Receivables for Accrued Income	168,459
Receivables for Capital Shares Issued	1,567
Total Assets	15,160,214
Liabilities
Payables for Investment Securities Purchased	112,052
Payables for Capital Shares Redeemed	700
Payables for Distributions	260
Payables to Vanguard	222
Total Liabilities	113,234
Net Assets	15,046,980
At October 31, 2021, net assets consisted of:

Paid-in Capital	14,694,366
Total Distributable Earnings (Loss)	352,614
Net Assets	15,046,980

ETF Shares—Net Assets
Applicable to 258,835,191 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,139,368
Net Asset Value Per Share—ETF Shares	$54.63

Admiral Shares—Net Assets
Applicable to 41,576,707 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	907,612
Net Asset Value Per Share—Admiral Shares	$21.83

See accompanying Notes, which are an integral part of the Financial Statements.
154

Tax-Exempt Bond Index Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Interest[1]	226,873
Total Income	226,873
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,213
Management and Administrative—ETF Shares	3,554
Management and Administrative—Admiral Shares	583
Marketing and Distribution—ETF Shares	457
Marketing and Distribution—Admiral Shares	28
Custodian Fees	57
Auditing Fees	37
Shareholders’ Reports—ETF Shares	777
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	3
Total Expenses	6,713
Net Investment Income	220,160
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	8,358
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	30,766
Net Increase (Decrease) in Net Assets Resulting from Operations	259,284
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $171,000, less than $1,000, $12,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $6,749,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
155

Tax-Exempt Bond Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	220,160	168,113
Realized Net Gain (Loss)	8,358	(22,594)
Change in Unrealized Appreciation (Depreciation)	30,766	82,818
Net Increase (Decrease) in Net Assets Resulting from Operations	259,284	228,337
Distributions
ETF Shares	(203,649)	(157,017)
Admiral Shares	(12,827)	(8,746)
Total Distributions	(216,476)	(165,763)
Capital Share Transactions
ETF Shares	4,702,047	3,213,918
Admiral Shares	303,590	279,654
Net Increase (Decrease) from Capital Share Transactions	5,005,637	3,493,572
Total Increase (Decrease)	5,048,445	3,556,146
Net Assets
Beginning of Period	9,998,535	6,442,389
End of Period	15,046,980	9,998,535

See accompanying Notes, which are an integral part of the Financial Statements.
156

Tax-Exempt Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$54.17	$53.52	$50.12	$51.65	$51.67
Investment Operations
Net Investment Income[1]	.937	1.129	1.262	1.161	1.045
Net Realized and Unrealized Gain (Loss) on Investments[2]	.467	.660	3.380	(1.595)	(.090)
Total from Investment Operations	1.404	1.789	4.642	(.434)	.955
Distributions
Dividends from Net Investment Income	(.944)	(1.139)	(1.242)	(1.096)	(.975)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.944)	(1.139)	(1.242)	(1.096)	(.975)
Net Asset Value, End of Period	$54.63	$54.17	$53.52	$50.12	$51.65
Total Return	2.60%	3.38%	9.36%	-0.85%	1.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,139	$9,397	$6,126	$3,509	$1,885
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.70%	2.10%	2.41%	2.28%	2.04%
Portfolio Turnover Rate[3]	11%	8%	18%	22%	18%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.00, and $0.02.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Tax-Exempt Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.64	$21.38	$20.01	$20.63	$20.65
Investment Operations
Net Investment Income[1]	.366	.444	.499	.461	.415
Net Realized and Unrealized Gain (Loss) on Investments[2]	.188	.259	1.360	(.633)	(.039)
Total from Investment Operations	.554	.703	1.859	(.172)	.376
Distributions
Dividends from Net Investment Income	(.364)	(.443)	(.489)	(.448)	(.396)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.364)	(.443)	(.489)	(.448)	(.396)
Net Asset Value, End of Period	$21.83	$21.64	$21.38	$20.01	$20.63
Total Return[3]	2.56%	3.32%	9.37%	-0.84%	1.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$908	$601	$316	$200	$134
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.66%	2.06%	2.38%	2.27%	2.04%
Portfolio Turnover Rate[4]	11%	8%	18%	22%	18%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.00, and $0.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees. Effective February 27, 2020, the fund no longer assessed transaction fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
158

Tax-Exempt Bond Index Fund
Notes to Financial Statements
Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month
159

Tax-Exempt Bond Index Fund
London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $511,000, representing less than 0.01% of the fund’s net assets and 0.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
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Tax-Exempt Bond Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,563,687	—	14,563,687
Temporary Cash Investments	418,069	—	—	418,069
Total	418,069	14,563,687	—	14,981,756
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	6,772
Total Distributable Earnings (Loss)	(6,772)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	18,414
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(976)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	335,431
161

Tax-Exempt Bond Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	216,476	165,763
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	216,476	165,763
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	14,646,325
Gross Unrealized Appreciation	393,810
Gross Unrealized Depreciation	(58,379)
Net Unrealized Appreciation (Depreciation)	335,431
E.	During the year ended October 31, 2021, the fund purchased $6,700,237,000 of investment securities and sold $1,706,830,000 of investment securities, other than temporary cash investments. Purchases and sales include $912,710,000 and $391,635,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2021, such purchases were $24,500,000 and sales were $ 0, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	5,158,282	93,672	4,237,496	78,697
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(456,235)	(8,300)	(1,023,578)	(19,700)
Net Increase (Decrease)—ETF Shares	4,702,047	85,372	3,213,918	58,997
162

Tax-Exempt Bond Index Fund
	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued[1]	499,092	22,675	480,219	22,358
Issued in Lieu of Cash Distributions	10,146	462	7,002	325
Redeemed	(205,648)	(9,352)	(207,567)	(9,676)
Net Increase (Decrease)—Admiral Shares	303,590	13,785	279,654	13,007
1	Includes purchase fees for fiscal 2021 and 2020 of $0 and $161,000, respectively (fund totals). Purchase fees were discontinued on February 27, 2020.
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
163

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Tax-Exempt Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Tax-Exempt Bond Index Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
164

Special 2021 tax information (unaudited) for Vanguard Tax-Exempt Bond Index Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.
165

The “S&P National AMT-Free Municipal Bond Index” (the “Index”) is a product of S&P Dow Jones Indices (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. The Tax-Exempt Bond Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Tax-Exempt Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Tax-Exempt Bond Index Fund particularly or the ability of the S&P National AMT-Free Municipal Bond Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P National AMT-Free Municipal Bond Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P National AMT-Free Municipal Bond Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Tax-Exempt Bond Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of the Tax-Exempt Bond Index Fund into consideration in determining, composing or calculating the S&P National AMT-Free Municipal Bond Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Tax-Exempt Bond Index Fund or the timing of the issuance or sale of the Tax-Exempt Bond Index Fund or in the determination or calculation of the equation by which the Tax-Exempt Bond Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Tax-Exempt Bond Index Fund. There is no assurance that investment products based on the S&P National AMT-Free Municipal Bond Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TAX-EXEMPT BOND INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board
(2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

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Vanguard Marketing Corporation, Distributor.
Q14910 122021

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)           Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2021: $231,000
Fiscal Year Ended October 31, 2020: $220,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2021: $11,244,694
Fiscal Year Ended October 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)           Audit-Related Fees.

Fiscal Year Ended October 31, 2021: $2,955,181
Fiscal Year Ended October 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)           Tax Fees.

Fiscal Year Ended October 31, 2021: $2,047,574
Fiscal Year Ended October 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)           All Other Fees.

Fiscal Year Ended October 31, 2021: $280,000
Fiscal Year Ended October 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2021: $2,327,574
Fiscal Year Ended October 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 20, 2021

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.